UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock Disciplined International Fund

BlackRock Large Cap Index Fund

BlackRock LifePath® Retirement Fund

BlackRock LifePath® 2020 Fund

BlackRock LifePath® 2025 Fund

BlackRock LifePath® 2030 Fund

BlackRock LifePath® 2035 Fund

BlackRock LifePath® 2040 Fund

BlackRock LifePath® 2045 Fund

BlackRock LifePath® 2050 Fund

BlackRock LifePath® 2055 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Retirement Master Portfolio

LifePath® 2020 Master Portfolio

LifePath® 2025 Master Portfolio

LifePath® 2030 Master Portfolio

LifePath® 2035 Master Portfolio

LifePath® 2040 Master Portfolio

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III

              and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock CashFunds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$44,472,345,678
Total Investments (Cost — $44,472,345,678) — 100.0%	44,472,345,678
Liabilities in Excess of Other Assets — (0.0)%	(15,898,406)

Net Assets — 100.0%	$44,456,447,272

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $44,472,345,678 and 98.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock CashFunds: Prime of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$25,829,475,646
Total Investments (Cost — $25,829,475,646) — 100.0%	25,829,475,646
Liabilities in Excess of Other Assets — (0.0)%	(8,924,249)

Net Assets — 100.0%	$25,820,551,397

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $25,829,475,646 and 98.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$2,445,959,144
Total Investments (Cost — $2,445,959,144) — 100.0%	2,445,959,144
Other Assets Less Liabilities — 0.0%	(560,351)

Net Assets — 100.0%	$2,445,398,793

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,445,959,144 and 66.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock CoreAlpha Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$272,573,704
Total Investments (Cost — $271,508,573) — 100.0%	272,573,704
Other Assets Less Liabilities — 0.0%	129,822

Net Assets — 100.0%	$272,703,526

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $272,573,704 and 34.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	March 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Disciplined International Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
International Tilts Master Portfolio	$4,733,132
Total Investments (Cost — $4,612,643) — 101.2%	4,733,132
Liabilities in Excess of Other Assets — (1.2)%	(57,155)

Net Assets — 100.0%	$4,675,977

BlackRock Disciplined International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,733,132 and 1.6%, respectively.

The Fund records its investments in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Large Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$188,989,244
Total Investments (Cost — $177,689,000) — 100.2%	188,989,244
Liabilities in Excess of Other Assets — (0.2)%	(343,604)

Net Assets — 100.0%	$188,645,640

BlackRock Large Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $188,989,244 and 6.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$202,242,056
Total Investments (Cost — $169,838,506) — 100.1%	202,242,056
Liabilities in Excess of Other Assets — (0.1)%	(102,532)

Net Assets — 100.0%	$202,139,524

BlackRock LifePath Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $202,242,056 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2020 Fund of Blackrock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$551,298,850
Total Investments (Cost — $474,015,418) — 100.0%	551,298,850
Liabilities in Excess of Other Assets — (0.0)%	(271,255)

Net Assets — 100.0%	$551,027,595

BlackRock LifePath 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $551,298,850 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$64,827,718
Total Investments (Cost — $65,459,025) — 100.1%	64,827,718
Liabilities in Excess of Other Assets — (0.1)%	(43,994)

Net Assets — 100.0%	$64,783,724

BlackRock LifePath 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $64,827,718 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or othe market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$527,490,494
Total Investments (Cost — $487,878,655) — 100.0%	527,490,494
Liabilities in Excess of Other Assets — (0.0)%	(250,756)

Net Assets — 100.0%	$527,239,738

BlackRock LifePath 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $527,490,494 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$55,853,261
Total Investments (Cost — $56,568,005) — 100.1%	55,853,261
Liabilities in Excess of Other Assets — (0.1)%	(34,824)

Net Assets — 100.0%	$55,818,437

BlackRock LifePath 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $55,853,261 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$420,747,735
Total Investments (Cost — $358,711,570) — 100.0%	420,747,735
Liabilities in Excess of Other Assets — (0.0)%	(182,680)

Net Assets — 100.0%	$420,565,055

BlackRock LifePath 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $420,747,735 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$35,745,624
Total Investments (Cost — $36,257,705) — 100.1%	35,745,624
Liabilities in Excess of Other Assets — (0.1)%	(21,709)

Net Assets — 100.0%	$35,723,915

BlackRock LifePath 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $35,745,624 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$120,479,227
Total Investments (Cost — $114,807,271) — 100.0%	120,479,227
Liabilities in Excess of Other Assets — (0.0)%	(56,102)

Net Assets — 100.0%	$120,423,125

BlackRock LifePath 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $120,479,227 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$17,106,425
Total Investments (Cost — $17,279,484) — 100.1%	17,106,425
Liabilities in Excess of Other Assets — (0.1)%	(11,520)

Net Assets — 100.0%	$17,094,905

BlackRock LifePath 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $17,106,425 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$534,829,748
Total Investments (Cost — $527,506,926) — 100.0%	534,829,748
Liabilities in Excess of Other Assets — (0.0)%	(55,599)

Net Assets — 100.0%	$534,774,149

BlackRock LifePath Index Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $534,829,748 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$1,146,383,922
Total Investments (Cost — $1,133,168,888) — 100.0%	1,146,383,922
Liabilities in Excess of Other Assets — (0.0)%	(27,690)

Net Assets — 100.0%	$1,146,356,232

BlackRock LifePath Index 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,146,383,922 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$878,134,117
Total Investments (Cost — $870,850,782) — 100.0%	878,134,117
Liabilities in Excess of Other Assets — (0.0)%	(133)

Net Assets — 100.0%	$878,133,984

BlackRock LifePath Index 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $878,134,117 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$1,178,054,855
Total Investments (Cost — $1,170,260,524) — 100.0%	1,178,054,855
Liabilities in Excess of Other Assets — (0.0)%	(39,250)

Net Assets — 100.0%	$1,178,015,605

BlackRock LifePath Index 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,178,054,855 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$691,802,282
Total Investments (Cost — $689,293,079) — 100.0%	691,802,282
Other Assets Less Liabilities — 0.0%	9,244

Net Assets — 100.0%	$691,811,526

BlackRock LifePath Index 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $691,802,282 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$815,196,235
Total Investments (Cost — $815,611,520) — 100.0%	815,196,235
Liabilities in Excess of Other Assets — (0.0)%	(4,514)

Net Assets — 100.0%	$815,191,721

BlackRock LifePath Index 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $815,196,235 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$387,899,605
Total Investments (Cost — $388,790,470) — 100.0%	387,899,605
Other Assets Less Liabilities — 0.0%	24,800

Net Assets — 100.0%	$387,924,405

BlackRock LifePath Index 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $387,899,605 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$374,415,432
Total Investments (Cost — $376,584,526) — 100.0%	374,415,432
Other Assets Less Liabilities — 0.0%	40,168

Net Assets — 100.0%	$374,455,600

BlackRock LifePath Index 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $374,415,432 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments (concluded)	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$130,916,360
Total Investments (Cost — $130,364,133 — 100.0%	130,916,360
Other Assets Less Liabilities — 0.0%	39,826

Net Assets — 100.0%	$130,956,186

BlackRock LifePath Index 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $130,916,360 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock LifePath Index 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2060 Master Portfolio of Master Investment Portfolio	$1,091,462
Total Investments (Cost — $1,010,882) — 99.9%	1,091,462
Other Assets Less Liabilities — 0.1%	1,573

Net Assets — 100.0%	$1,093,035

BlackRock LifePath Index 2060 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2060 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,091,462 and 99.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Index Master Portfolio of Master Investment Portfolio	$6,739,846,523
Total Investments (Cost — $5,032,210,750) — 100.3%	6,739,846,523
Liabilities in Excess of Other Assets — (0.3)%	(18,847,049)

Net Assets — 100.0%	$6,720,999,474

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $6,739,846,523 and 86.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Total International ex U.S. Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$208,092,291
Total Investments (Cost — $210,664,885) — 100.5%	208,092,291
Liabilities in Excess of Other Assets — (0.5)%	(945,803)

Net Assets — 100.0%	$207,146,488

BlackRock Total International ex U.S. Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $208,092,291 and 25.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock U.S. Total Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$391,204,959
Total Investments (Cost — $379,829,834) — 100.0%	391,204,959
Liabilities in Excess of Other Assets — (0.0)%	(125,774)

Net Assets — 100.0%	$391,079,185

BlackRock U.S. Total Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $391,204,959 and 21.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.8%
B/E Aerospace, Inc.	9,026	$416,279
Boeing Co. (a)	7,515	953,954
General Dynamics Corp.	21,022	2,761,660
Honeywell International, Inc.	2,753	308,474
Huntington Ingalls Industries, Inc.	2,580	353,305
Lockheed Martin Corp. (a)	1,727	382,530
Northrop Grumman Corp.	450	89,055
Raytheon Co.	15,455	1,895,247
Rockwell Collins, Inc.	7,507	692,220
Vectrus, Inc. (b)	6,798	154,655

		8,007,379
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	1,592	77,705
FedEx Corp.	13,173	2,143,511

		2,221,216
Airlines — 1.5%
American Airlines Group, Inc.	6,719	275,546
Delta Air Lines, Inc.	24,805	1,207,508
JetBlue Airways Corp. (b)	15,110	319,123
Southwest Airlines Co.	90,029	4,033,299
United Continental Holdings, Inc. (b)	14,851	888,981

		6,724,457
Auto Components — 1.0%
Goodyear Tire & Rubber Co.	13,398	441,866
Lear Corp. (a)	32,982	3,666,609
Magna International, Inc.	2,840	122,006

		4,230,481
Automobiles — 0.3%
Ford Motor Co.	64,299	868,036
General Motors Co.	9,434	296,511
Thor Industries, Inc.	3,395	216,499

		1,381,046
Banks — 5.9%
Bank of America Corp.	47,040	635,981
Citigroup, Inc.	130,629	5,453,761
Citizens Financial Group, Inc.	42,692	894,397
JPMorgan Chase & Co.	146,415	8,670,696
KeyCorp	138,010	1,523,630
Regions Financial Corp.	162,366	1,274,573
TCF Financial Corp.	7,775	95,322
Umpqua Holdings Corp.	18,734	297,121
US Bancorp	51,938	2,108,164
Wells Fargo & Co.	104,638	5,060,294

		26,013,939

Common Stocks	Shares	Value
Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	51,570	$4,611,389
Biotechnology — 3.4%
AbbVie, Inc.	7,938	453,419
Amgen, Inc.	42,298	6,341,739
Baxalta, Inc.	45,969	1,857,148
Biogen, Inc. (b)	996	259,279
Celgene Corp. (b)	894	89,480
Gilead Sciences, Inc.	60,111	5,521,796
United Therapeutics Corp. (b)	4,075	454,077

		14,976,938
Building Products — 0.5%
Masco Corp.	71,336	2,243,517
Capital Markets — 1.0%
Ameriprise Financial, Inc.	18,600	1,748,586
Goldman Sachs Group, Inc.	9,680	1,519,566
KKR & Co. LP	14,725	216,310
Morgan Stanley	31,756	794,218
TD Ameritrade Holding Corp.	4,039	127,350

		4,406,030
Chemicals — 1.9%
Air Products & Chemicals, Inc.	18,648	2,686,245
Akzo Nobel NV — ADR	12,875	291,876
Ashland, Inc.	1,360	149,546
Dow Chemical Co.	18,344	932,976
E.I. du Pont de Nemours & Co.	4,056	256,826
Eastman Chemical Co.	18,349	1,325,348
LyondellBasell Industries NV, Class A	5,671	485,324
Sherwin-Williams Co.	7,569	2,154,667
Valspar Corp.	862	92,251

		8,375,059
Commercial Services & Supplies — 0.3%
ADT Corp. (a)	1,824	75,258
Cintas Corp.	11,807	1,060,387

		1,135,645
Communications Equipment — 3.8%
Cisco Systems, Inc.	351,490	10,006,920
Juniper Networks, Inc.	6,287	160,381
Lumentum Holdings, Inc. (b)	7,712	207,993
Nokia OYJ — ADR (a)	100,958	596,662
QUALCOMM, Inc.	86,241	4,410,365
Telefonaktiebolaget LM Ericsson — ADR (a)	142,343	1,427,700

		16,810,021
Construction & Engineering — 0.1%
AECOM (a)(b)	13,575	417,974

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Consumer Finance — 2.2%
Capital One Financial Corp.	50,717	$3,515,195
Discover Financial Services	70,063	3,567,608
SLM Corp. (b)	262,997	1,672,661
Synchrony Financial (b)	28,991	830,882

		9,586,346
Containers & Packaging — 1.0%
Avery Dennison Corp.	18,300	1,319,613
Bemis Co., Inc.	14,089	729,528
Crown Holdings, Inc. (b)	3,974	197,071
Packaging Corp. of America	19,867	1,199,967
Sonoco Products Co.	20,158	979,074

		4,425,253
Diversified Consumer Services — 0.1%
DeVry Education Group, Inc. (a)	2,510	43,348
ServiceMaster Global Holdings, Inc. (b)	11,533	434,563

		477,911
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B (b)	7,199	1,021,394
CME Group, Inc.	16,822	1,615,753
Intercontinental Exchange, Inc.	7,869	1,850,317
Moody’s Corp.	7,529	727,000
NASDAQ, Inc.	27,231	1,807,594
Voya Financial, Inc.	16,531	492,128

		7,514,186
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	29,325	1,148,660
Verizon Communications, Inc.	80,091	4,331,322

		5,479,982
Electric Utilities — 1.3%
American Electric Power Co., Inc.	3,199	212,413
Exelon Corp.	93,842	3,365,174
ITC Holdings Corp.	1,645	71,673
NextEra Energy, Inc.	16,752	1,982,432

		5,631,692
Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc. (b)	17,764	380,149
Regal-Beloit Corp.	11,296	712,665

		1,092,814
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	42,441	1,761,301
Fitbit, Inc., Series A (a)(b)	4,116	62,357
Flextronics International Ltd. (b)	21,265	256,456

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	55,348	$1,823,717

		3,903,831
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	19,749	865,599
Cameron International Corp. (b)	2,032	136,245
Dril-Quip, Inc. (b)	10,262	621,467
FMC Technologies, Inc. (b)	410	11,218
Halliburton Co.	2,673	95,479
Nabors Industries Ltd.	9,584	88,173
Rowan Cos. PLC, Class A (a)	1,523	24,520
Schlumberger Ltd.	12,901	951,449
Superior Energy Services, Inc.	63,521	850,546
Transocean Ltd.	4,963	45,362

		3,690,058
Food & Staples Retailing — 1.8%
CVS Health Corp.	61,717	6,401,904
Kroger Co. (a)	35,871	1,372,066
Rite Aid Corp. (b)	10,535	85,860

		7,859,830
Food Products — 1.7%
Cal-Maine Foods, Inc. (a)	13,062	678,048
General Mills, Inc.	44,694	2,831,365
Hormel Foods Corp. (a)	8,301	358,935
McCormick & Co., Inc.	9,314	926,557
Pilgrim’s Pride Corp. (b)	25,292	642,417
Tyson Foods, Inc., Class A	31,869	2,124,388

		7,561,710
Gas Utilities — 0.0%
AGL Resources, Inc.	1,271	82,793
Questar Corp.	1,849	45,855

		128,648
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	17,745	742,273
Alere, Inc. (b)	894	45,245
Align Technology, Inc. (b)	1,350	98,132
Baxter International, Inc.	66,774	2,743,076
C.R. Bard, Inc.	7,559	1,531,983
DENTSPLY SIRONA, Inc.	6,242	384,694
Hologic, Inc. (b)	4,944	170,568
Medtronic PLC	18,365	1,377,375
ResMed, Inc. (a)	4,728	273,373
St. Jude Medical, Inc.	15,580	856,900
Stryker Corp.	6,848	734,722
Zimmer Biomet Holdings, Inc.	17,779	1,895,775

		10,854,116
Health Care Providers & Services — 4.0%
Aetna, Inc.	22,519	2,530,010

2	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp.	4,482	$387,917
Anthem, Inc.	9,408	1,307,618
Cardinal Health, Inc.	10,909	893,993
Centene Corp. (b)	23,553	1,450,158
Cigna Corp.	9,720	1,333,973
HCA Holdings, Inc. (b)	2,706	211,203
Laboratory Corp. of America Holdings (b)	10,300	1,206,439
McKesson Corp.	9,187	1,444,656
Tenet Healthcare Corp. (b)	2,760	79,847
UnitedHealth Group, Inc.	35,621	4,591,547
Universal Health Services, Inc., Class B	8,009	998,882
VCA, Inc. (b)	17,492	1,009,113

		17,445,356
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	2,312	122,004
Extended Stay America, Inc.	102,809	1,675,787
J Alexander’s Holdings, Inc. (b)	12,481	131,799
Marriott International, Inc., Class A	4,616	328,567
Starbucks Corp.	52,272	3,120,639
Starwood Hotels & Resorts Worldwide, Inc.	1,814	151,342
Wyndham Worldwide Corp.	149	11,388

		5,541,526
Household Durables — 1.0%
D.R. Horton, Inc.	26,498	801,034
Harman International Industries, Inc.	6,447	574,041
Lennar Corp., Class A (a)	9,916	479,538
Newell Rubbermaid, Inc.	39,218	1,736,965
NVR, Inc. (b)	309	535,312
Toll Brothers, Inc. (b)	10,615	313,249
Tupperware Brands Corp. (a)	2,078	120,482

		4,560,621
Household Products — 0.9%
Church & Dwight Co., Inc.	11,240	1,036,103
Clorox Co.	9,499	1,197,444
Energizer Holdings, Inc. (a)	4,674	189,344
Kimberly-Clark Corp.	11,781	1,584,662

		4,007,553
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.	241,619	2,851,104
Dynegy, Inc. (b)	98,178	1,410,818

		4,261,922
Industrial Conglomerates — 0.9%
3M Co.	1,819	303,100
Carlisle Cos., Inc.	17,459	1,737,170

Common Stocks	Shares	Value
Industrial Conglomerates (continued)
Danaher Corp.	6,982	$662,313
General Electric Co.	34,379	1,092,908

		3,795,491
Insurance — 2.7%
Aflac, Inc.	869	54,869
Allstate Corp.	1,711	115,270
American National Insurance Co.	56	6,468
Aon PLC	6,735	703,471
Assured Guaranty Ltd.	3,890	98,417
CNA Financial Corp.	34,356	1,105,576
Everest Re Group Ltd.	473	93,384
FNF Group	800	27,120
Genworth Financial, Inc., Class A (b)	106,100	289,653
Hartford Financial Services Group, Inc.	46,126	2,125,486
Lincoln National Corp.	46,045	1,804,964
MetLife, Inc.	12,118	532,465
Prudential Financial, Inc.	32,740	2,364,483
Travelers Cos., Inc. (a)	13,307	1,553,060
XL Group PLC	26,104	960,627

		11,835,313
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	3,117	1,850,376
Liberty TripAdvisor Holdings, Inc., Series A (b)	2,506	55,533
Priceline Group, Inc. (b)	2,900	3,737,984

		5,643,893
Internet Software & Services — 4.3%
Alphabet, Inc., Class A (b)	8,484	6,472,443
Alphabet, Inc., Class C (b)	8,085	6,022,921
Facebook, Inc., Class A (b)	47,286	5,395,333
VeriSign, Inc. (b)	9,178	812,620

		18,703,317
IT Services — 3.0%
Amdocs Ltd.	35,669	2,155,121
Automatic Data Processing, Inc.	3,529	316,587
Booz Allen Hamilton Holding Corp.	2,570	77,820
Broadridge Financial Solutions, Inc.	9,132	541,619
Cognizant Technology Solutions Corp., Class A (b)	44,532	2,792,156
CSRA, Inc.	5,019	135,011
DST Systems, Inc.	8,074	910,505
Fidelity National Information Services, Inc.	980	62,044
First Data Corp., Class A (a)(b)	21,599	279,491
Mastercard, Inc., Class A	5,733	541,768
Paychex, Inc.	1,254	67,729

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
IT Services (continued)
Sabre Corp.	3,288	$95,089
Square, Inc., Class A (a)(b)	856	13,080
Total System Services, Inc.	19,469	926,335
Vantiv, Inc., Class A (b)	6,506	350,543
Visa, Inc., Class A (a)	53,224	4,070,571
Xerox Corp.	4,655	51,950

		13,387,419
Leisure Products — 0.1%
Hasbro, Inc.	6,118	490,052
Life Sciences Tools & Services — 0.2%
Bruker Corp.	1,518	42,504
Charles River Laboratories International, Inc. (b)	386	29,313
INC Research Holdings, Inc., Class A (b)	2,221	91,527
Quintiles Transnational Holdings, Inc. (b)	6,971	453,812
Waters Corp. (b)	2,153	284,024

		901,180
Machinery — 1.4%
Illinois Tool Works, Inc. (a)	12,838	1,315,125
Ingersoll-Rand PLC	2,058	127,617
PACCAR, Inc.	47,398	2,592,197
Parker Hannifin Corp.	4,827	536,183
Snap-on, Inc.	555	87,129
SPX Corp.	19,882	298,628
SPX FLOW, Inc. (b)	14,576	365,566
WABCO Holdings, Inc. (b)	4,893	523,159
Xylem, Inc.	3,212	131,371

		5,976,975
Media — 3.7%
AMC Networks, Inc., Class A (b)	4,332	281,320
Cablevision Systems Corp., New York Group, Class A	2,146	70,818
CBS Corp., Class B	1,796	98,942
Comcast Corp., Class A	146,242	8,932,461
Discovery Communications, Inc., Class C (b)	2,560	69,120
Interpublic Group of Cos., Inc.	33,350	765,383
Omnicom Group, Inc. (a)	31,436	2,616,418
Scripps Networks Interactive, Inc., Class A (a)	15,593	1,021,341
Time Warner, Inc.	28,845	2,092,705
Viacom, Inc., Class B	11,985	494,741

		16,443,249
Metals & Mining — 0.3%
Allegheny Technologies, Inc. (a)	4,857	79,169
Newmont Mining Corp.	17,922	476,367
Reliance Steel & Aluminum Co. (a)	9,989	691,139

Common Stocks	Shares	Value
Metals & Mining (continued)
Royal Gold, Inc.	688	$35,288
Steel Dynamics, Inc.	977	21,992

		1,303,955
Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	86,240	1,804,141
DTE Energy Co.	4,198	380,591
PG&E Corp.	244	14,572
TECO Energy, Inc.	2,486	68,439

		2,267,743
Multiline Retail — 0.7%
Dollar General Corp.	560	47,936
Macy’s, Inc.	29,088	1,282,490
Target Corp.	21,656	1,781,856

		3,112,282
Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	1,495	69,622
Antero Resources Corp. (b)	12,677	315,277
Apache Corp.	79,291	3,870,194
California Resources Corp.	712	733
Chesapeake Energy Corp. (a)	25,256	104,055
Chevron Corp.	2,805	267,597
ConocoPhillips	1,847	74,379
Continental Resources, Inc. (b)	5,527	167,800
Devon Energy Corp.	73,923	2,028,447
EnLink Midstream LLC (a)	16,633	187,121
EOG Resources, Inc.	19,009	1,379,673
EP Energy Corp., Class A (b)	6,708	30,320
Exxon Mobil Corp.	52,464	4,385,466
Gulfport Energy Corp. (b)	70,429	1,995,958
Hess Corp.	2,540	133,731
HollyFrontier Corp.	2,864	101,157
Laredo Petroleum, Inc. (a)(b)	6,190	49,087
Marathon Oil Corp.	239,773	2,671,071
Marathon Petroleum Corp.	33,216	1,234,971
Memorial Resource Development Corp. (b)	8,076	82,214
Newfield Exploration Co. (b)	34,745	1,155,271
PDC Energy, Inc. (b)	693	41,199
Phillips 66	4,538	392,945
Plains GP Holdings LP, Class A	5,541	48,151
QEP Resources, Inc.	5,096	71,905
Range Resources Corp. (a)	716	23,184
Southwestern Energy Co. (a)(b)	10,188	82,217
Spectra Energy Corp.	1,067	32,650
Teekay Corp.	2,466	21,356
Tesoro Corp.	1,722	148,109
Valero Energy Corp.	55,317	3,548,032
Whiting Petroleum Corp. (b)	23,645	188,687
Williams Cos., Inc.	7,956	127,853
World Fuel Services Corp. (a)	2,293	111,394

4	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (b)	33,513	$234,256

		25,376,082
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	9,586	904,056
Herbalife Ltd. (a)(b)	774	47,647

		951,703
Pharmaceuticals — 4.5%
Allergan PLC (b)	2,127	570,100
Bristol-Myers Squibb Co.	48,854	3,120,793
Eli Lilly & Co.	26,376	1,899,336
Johnson & Johnson	28,756	3,111,399
Merck & Co., Inc.	88,233	4,668,408
Pfizer, Inc.	158,217	4,689,552
Prestige Brands Holdings, Inc. (b)	3,349	178,803
Teva Pharmaceutical Industries Ltd. — ADR	28,127	1,505,076
Zoetis, Inc.	3,445	152,717

		19,896,184
Professional Services — 1.0%
Dun & Bradstreet Corp.	620	63,909
Equifax, Inc.	5,787	661,396
ManpowerGroup, Inc.	8,900	724,638
Nielsen Holdings PLC	49,707	2,617,571
Robert Half International, Inc.	8,477	394,859

		4,462,373
Real Estate Investment Trusts (REITs) — 2.4%
Brixmor Property Group, Inc.	11,919	305,365
Crown Castle International Corp.	3,503	303,010
Essex Property Trust, Inc.	334	78,109
Mid-America Apartment Communities, Inc.	17,368	1,775,183
Outfront Media, Inc.	14,400	303,840
Prologis, Inc.	25,790	1,139,402
RLJ Lodging Trust	8,348	191,002
Simon Property Group, Inc.	15,152	3,146,919
Starwood Property Trust, Inc.	43,701	827,260
Tanger Factory Outlet Centers, Inc.	14,182	516,083
UDR, Inc.	9,443	363,839
Weingarten Realty Investors	26,032	976,721
WP Glimcher, Inc.	45,451	431,330

		10,358,063
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	8,469	993,583
Realogy Holdings Corp. (b)	3,586	129,491

		1,123,074
Road & Rail — 0.3%
CSX Corp.	8,441	217,356

Common Stocks	Shares	Value
Road & Rail (continued)
JB Hunt Transport Services, Inc.	6,987	$588,585
Landstar System, Inc.	576	37,215
Union Pacific Corp.	4,335	344,849

		1,188,005
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	18,061	1,069,031
Intel Corp.	14,934	483,115
Lam Research Corp. (a)	23,730	1,960,098
Maxim Integrated Products, Inc.	4,087	150,320
NVIDIA Corp. (a)	38,991	1,389,249
Skyworks Solutions, Inc. (a)	4,819	375,400
Teradyne, Inc. (a)	24,367	526,084
Texas Instruments, Inc.	28,594	1,641,867
Xilinx, Inc.	30,493	1,446,283

		9,041,447
Software — 3.5%
Activision Blizzard, Inc.	51,979	1,758,969
Adobe Systems, Inc. (b)	12,984	1,217,899
Atlassian Corp. PLC, Class A (b)	209	5,256
Check Point Software Technologies Ltd. (a)(b)	15,190	1,328,669
Citrix Systems, Inc. (b)	5,489	431,326
Intuit, Inc.	8,221	855,066
Manhattan Associates, Inc. (b)	831	47,259
Microsoft Corp.	163,578	9,034,413
Oracle Corp.	1,320	54,001
Synopsys, Inc. (b)	1,426	69,076
Take-Two Interactive Software, Inc. (b)	4,255	160,286
VMware, Inc., Class A (a)(b)	4,029	210,757

		15,172,977
Specialty Retail — 4.0%
Aaron’s, Inc.	21,249	533,350
AutoZone, Inc. (b)	336	267,688
Gap, Inc. (a)	19,949	586,501
GNC Holdings, Inc., Class A	37,342	1,185,608
Home Depot, Inc.	42,166	5,626,209
Lowe’s Cos., Inc.	75,896	5,749,122
O’Reilly Automotive, Inc. (b)	965	264,082
Penske Automotive Group, Inc. (a)	23,070	874,353
Ross Stores, Inc.	32,352	1,873,181
Sears Hometown and Outlet Stores, Inc. (a)(b)	5,950	38,199
TJX Cos., Inc.	7,850	615,047

		17,613,340
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	157,178	17,130,830
EMC Corp.	44,991	1,199,010
Hewlett Packard Enterprise Co.	2,337	41,435

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	7,408	$349,954

		18,721,229
Textiles, Apparel & Luxury Goods — 0.7%
Fossil Group, Inc. (a)(b)	6,627	294,371
NIKE, Inc., Class B	47,553	2,923,083

		3,217,454
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	15,910	252,969
Tobacco — 1.7%
Altria Group, Inc.	118,863	7,447,955
Vector Group Ltd. (a)	3,452	78,844

		7,526,799
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (b)	940	36,435
Air Lease Corp.	1,040	33,405
Watsco, Inc.	7,195	969,454

		1,039,294
Water Utilities — 0.5%
American Water Works Co., Inc.	34,055	2,347,411
Wireless Telecommunication Services — 0.9%
SBA Communications Corp., Class A (b)	10,780	1,079,832
Sprint Corp. (b)	5,035	17,522
T-Mobile U.S., Inc. (b)	4,868	186,444
Telephone & Data Systems, Inc.	71,097	2,139,309
United States Cellular Corp. (b)	7,378	337,101

		3,760,208
Total Common Stocks — 98.3%		431,487,927

Preferred Stocks	Shares	Value
Food Products — 0.1%
Tyson Foods, Inc. 2.38%	6,618	$492,909
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25% (a)(c)	887	100,027
Total Preferred Securities — 0.1%		592,936
Total Long-Term Investments (Cost — $414,793,442) — 98.4%		432,080,863
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)(f)	$19,988,314	19,988,314
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)(f)	7,975,684	7,975,684

		27,963,998
Total Short-Term Securities (Cost — $27,963,998) — 6.4%		27,963,998
Total Investments (Cost — $442,757,440*) — 104.8%		460,044,861
Liabilities in Excess of Other Assets — (4.8)%		(20,911,776)

Net Assets — 100.0%		$439,133,085

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$455,418,477

Gross unrealized appreciation	$30,623,739
Gross unrealized depreciation	(25,997,355)

Net unrealized appreciation	$4,626,384

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	21,712,891	(1,724,577)	19,988,314	$32,827	[1]
BlackRock Cash Funds: Prime, SL Agency Shares	14,799,184	(6,823,500)	7,975,684	17,319	[1]
Total			27,963,998	$50,146

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
33	S&P 500 E-Mini Index	June 2016	$3,384,975	$8,078

Portfolio Abbreviations

ADR	American Depositary Receipts
CME	Chicago Mercantile Exchange
S&P	Standard and Poor’s

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (continued)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks[1]	$431,487,927	—	—	$431,487,927
Preferred Stocks [1]	592,936	—	—	592,936
Short-Term Securities	27,963,998	—	—	27,963,998

Total	$460,044,861	—	—	$460,044,861

[1] See above schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$8,078	—	—	$8,078
[1] Derivative financial instruments are financial futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	Active Stock Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$91,000	—	—	$91,000
Liabilities:
Bank overdraft	—	$(41,990)	—	(41,990)
Collateral on securities loaned at value	—	(20,891,399)	—	(20,891,399)

Total	$91,000	$(20,933,389)	—	$(20,842,389)

During the period ended March 31, 2016, there were no transfers between levels.

ACTIVE STOCK MASTER PORTFOLIO	MARCH 31, 2016	9

Schedule of Investments March 31, 2016 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., Series 2004-A, Class A2, 0.88%, 4/25/29 (a)	$830	$820,172
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.79%, 8/25/35	34	33,632
Series 2005-HE2, Class M3, 1.15%, 4/25/35	265	264,706
Series 2005-HE4, Class M2, 1.21%, 7/25/35	448	440,209
American Credit Acceptance Receivables Trust, Series 2014-3, Class A, 0.99%, 8/10/18 (b)	8	7,715
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-3, 3.03%, 7/09/18	641	646,257
Series 2012-4, 2.68%, 10/09/18	1,140	1,145,732
Series 2013-1, 2.09%, 2/08/19	2,600	2,601,653
AVANT Loans Funding Trust, Series 2016-A, Class A, 4.11%, 5/15/19 (b)	2,316	2,314,265
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE1, Class 1A3, 0.76%, 12/25/35 (a)	48	47,916
Carfinance Capital Auto Trust, Series 2014-1A, Class A, 1.46%, 12/17/18 (b)	219	218,340
Centex Home Equity Loan Trust, Series 2006-A, Class AV3, 0.59%, 6/25/36 (a)	94	94,191
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	1,190	1,189,486
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	2,940	3,003,749
College Loan Corp. Trust I, Series 2004-1, Class A4, 0.81%, 4/25/24 (a)	3,000	2,979,223
Conn’s Receivables Funding 2016-A LLC, 4.68%, 4/16/18 (b)	3,300	3,301,629
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1, 0.90%, 12/25/35 (a)	126	125,799
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 0.97%, 10/25/36 (a)(b)	313	307,932

Asset-Backed Securities	Par (000)	Value
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	$1,160	$1,167,868
Exeter Automobile Receivables Trust (b):
Series 2012-2A, Class B, 2.22%, 12/15/17	12	11,690
Series 2013-1A, Class B, 2.41%, 5/15/18	298	297,584
Series 2014-1A, Class A, 1.29%, 5/15/18	164	163,622
Series 2014-2A, Class A, 1.06%, 8/15/18	83	82,539
First Franklin Mortgage Loan Trust (a):
Series 2005-FF04, Class M1, 1.08%, 5/25/35	215	214,591
Series 2005-FF10, Class A4, 0.75%, 11/25/35	154	149,417
First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.90%, 10/15/18 (b)	13	13,493
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	384	381,967
HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 1.63%, 11/20/36 (a)	2,919	2,909,689
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36	872	856,154
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A1B, 0.72%, 12/25/35 (a)	127	126,661
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 0.94%, 9/27/35 (a)	984	951,374
Morgan Stanley ABS Capital I, Inc. Trust (a):
Series 2005-HE3, Class M2, 1.21%, 7/25/35	27	26,582
Series 2005-WMC4, Class M4, 1.38%, 4/25/35	818	818,428
National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.89%, 6/25/27	89	89,144
Series 2004-2, Class A4, 0.74%, 11/27/28	1,516	1,492,311
Series 2005-1, Class A4, 0.67%, 11/27/28	89	87,450
Series 2005-3, Class A4, 0.71%, 4/25/29	1,339	1,320,924

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	1

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
National Collegiate Student Loan Trust (a) (continued):
Series 2006-1, Class A4, 0.68%, 3/27/28	$651	$632,858
Series 2006-4, Class A2, 0.57%, 12/27/27	324	322,234
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (a):
Series 2004-WHQ2, Class M2, 1.38%, 2/25/35	1,017	1,013,313
Series 2005-WCW3, Class A2C, 0.81%, 8/25/35	257	255,032
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.36%, 11/25/34	194	192,401
Series 2005-EFC1, Class M2, 0.88%, 5/25/35	138	137,797
Series 2005-RS6, Class M1, 1.18%, 6/25/35	111	110,309
Series 2006-NC2, Class A2, 0.62%, 2/25/36	830	808,517
Series 2006-RZ3, Class A2, 0.59%, 8/25/36	744	738,566
RASC Trust (a):
Series 2005-AHL3, Class A2, 0.67%, 11/25/35	350	345,224
Series 2005-KS12, Class A3, 0.75%, 1/25/36	637	630,790
Santander Drive Auto Receivables Trust:
Series 2011-4, Class D, 4.74%, 9/15/17	269	269,945
Series 2012-2, Class D, 3.87%, 2/15/18	553	558,037
Series 2012-3, Class D, 3.64%, 5/15/18	1,610	1,627,112
Series 2012-4, Class D, 3.50%, 6/15/18	2,560	2,586,294
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)	2,293	2,296,810
Series 2012-AA, Class D, 2.46%, 12/17/18 (b)	820	823,721
Series 2013-1, Class C, 1.76%, 1/15/19	1,172	1,173,685
Series 2013-2, Class B, 1.33%, 3/15/18	105	105,385
Series 2013-3, Class C, 1.81%, 4/15/19	1,420	1,423,171
Series 2013-3, Class D, 2.42%, 4/15/19	3,160	3,160,229
Series 2013-4, Class C, 3.25%, 1/15/20	310	313,565

Asset-Backed Securities	Par (000)	Value
Santander Drive Auto Receivables Trust (continued):
Series 2013-A, Class B, 1.89%, 10/15/19 (b)	$406	$406,032
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	2,165	2,192,471
Series 2014-1, Class B, 1.59%, 10/15/18	967	967,390
Series 2014-1, Class C, 2.36%, 4/15/20	910	912,931
Series 2014-2, Class C, 2.33%, 11/15/19	3,445	3,461,208
Series 2014-4, Class B, 1.82%, 5/15/19	570	570,454
Series 2014-4, Class C, 2.60%, 11/16/20	540	543,311
Series 2014-5, Class C, 2.46%, 6/15/20	2,800	2,817,101
Series 2015-1, Class C, 2.57%, 4/15/21	760	762,171
Series 2015-2, Class C, 2.44%, 4/15/21	700	698,944
Series 2015-3, Class C, 2.74%, 1/15/21	630	630,088
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.79%, 7/15/36 (a)	2,588	2,561,451
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 1.07%, 9/15/20	1,167	1,157,074
Series 2003-B, Class A2, 1.03%, 3/15/22	391	384,836
Series 2003-C, Class A2, 1.02%, 9/15/20	347	340,333
Series 2004-B, Class A2, 0.83%, 6/15/21	864	857,846
Series 2005-B, Class A2, 0.81%, 3/15/23	798	787,528
Series 2006-A, Class A4, 0.82%, 12/15/23	2,820	2,780,418
Series 2006-B, Class A4, 0.81%, 3/15/24	648	640,248
Series 2006-C, Class A4, 0.80%, 3/15/23	647	636,048
SLM Private Education Loan Trust (a)(b):
Series 2010-A, Class 1A, 3.45%, 5/16/44	836	854,863
Series 2011-A, Class A1, 1.44%, 10/15/24	384	384,434
Series 2011-B, Class A1, 1.29%, 12/16/24	63	62,910

2	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
SLM Private Education Loan Trust (a)(b) (continued):
Series 2012-A, Class A1, 1.84%, 8/15/25	$256	$255,619
Series 2012-C, Class A1, 1.54%, 8/15/23	135	134,562
Series 2012-D, Class A1, 1.49%, 6/15/23	78	77,845
Series 2012-E, Class A1, 1.19%, 10/16/23	541	539,535
Series 2013-A, Class A1, 1.04%, 8/15/22	832	829,775
Series 2013-B, Class A1, 1.09%, 7/15/22	1,361	1,354,147
Series 2013-C, Class A1, 1.29%, 2/15/22	547	546,231
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)	260	256,789
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.69%, 12/25/35 (a)	687	674,479
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.64%, 6/25/37 (a)(b)	640	608,001
Trade MAPS 1 Ltd., Series 2013-1A (a)(b):
Class A, 1.14%, 12/10/18	3,150	3,129,703
Class B, 1.69%, 12/10/18	1,030	1,019,282

		85,065,147
Total Asset-Backed Securities - 10.6%		85,065,147

Corporate Bonds
Aerospace & Defense — 0.6%
Harris Corp., 2.00%, 4/27/18	395	394,284
L-3 Communications Corp.:
3.95%, 11/15/16	380	384,954
1.50%, 5/28/17	170	169,417
4.75%, 7/15/20	720	753,474
4.95%, 2/15/21	1,618	1,698,740
Lockheed Martin Corp.:
1.85%, 11/23/18	370	374,225
2.50%, 11/23/20	650	665,770
3.80%, 3/01/45	655	636,549

		5,077,413
Auto Components — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	465	446,400

Corporate Bonds	Par (000)	Value
Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued):
6.00%, 8/01/20	$525	$510,562
Johnson Controls, Inc., 1.40%, 11/02/17	1,000	998,769
Lear Corp.:
4.75%, 1/15/23	310	318,525
5.38%, 3/15/24	1,115	1,159,600
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)	350	357,000

		3,790,856
Automobiles — 0.1%
General Motors Co.:
5.00%, 4/01/35	500	467,431
5.20%, 4/01/45	500	470,036
6.75%, 4/01/46	90	102,309

		1,039,776
Banks — 3.7%
Bank of Nova Scotia, 1.70%, 6/11/18	1,055	1,057,440
Barclays Bank PLC:
2.00%, 3/16/18	1,520	1,492,958
2.75%, 11/08/19	1,275	1,266,343
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	1,160	1,177,761
Credit Suisse, 3.63%, 9/09/24	1,760	1,784,508
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18	870	865,482
HSBC Bank USA NA, 5.88%, 11/01/34	590	675,723
HSBC Holdings PLC:
3.40%, 3/08/21	1,525	1,556,252
4.25%, 8/18/25	700	691,510
4.30%, 3/08/26	850	878,742
6.50%, 9/15/37	400	469,801
HSBC USA, Inc., 1.50%, 11/13/17	1,875	1,872,416
Lloyds Bank PLC, 1.75%, 5/14/18	1,660	1,656,175
Rabobank Nederland, 3.88%, 2/08/22	1,140	1,215,956
Royal Bank of Canada, 1.20%, 9/19/17	2,960	2,957,069
Svenska Handelsbanken AB, 2.45%, 3/30/21	2,300	2,321,197
Toronto-Dominion Bank, 1.50%, 3/13/17 (b)	1,558	1,564,526
Wachovia Bank NA, 6.00%, 11/15/17	1,790	1,920,151
Wells Fargo & Co.:
2.13%, 4/22/19	2,370	2,407,970

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	3

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued):
3.00%, 1/22/21	$1,390	$1,440,902
4.65%, 11/04/44	580	596,216

		29,869,098
Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	735	745,496
2.65%, 2/01/21	1,030	1,058,415
3.30%, 2/01/23	1,200	1,247,548
4.70%, 2/01/36	500	540,352
4.90%, 2/01/46	1,495	1,670,755
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	460	437,027
Bottling Group LLC, 5.13%, 1/15/19	340	375,898
PepsiCo, Inc.:
7.90%, 11/01/18	600	698,864
2.75%, 3/01/23	1,000	1,041,659
2.85%, 2/24/26	355	364,224
4.88%, 11/01/40	310	348,917
3.60%, 8/13/42	600	590,944
4.45%, 4/14/46	700	780,466

		9,900,565
Biotechnology — 0.5%
Biogen, Inc., 2.90%, 9/15/20	265	272,724
Celgene Corp., 2.30%, 8/15/18	600	609,002
Gilead Sciences, Inc.:
2.05%, 4/01/19	1,480	1,509,747
2.55%, 9/01/20	1,290	1,328,461
4.75%, 3/01/46	140	153,243

		3,873,177
Capital Markets — 2.8%
Bear Stearns Cos. LLC, 6.40%, 10/02/17	760	813,071
CME Group, Inc., 3.00%, 3/15/25	1,200	1,216,153
FMS Wertmanagement AoeR, 1.13%, 9/05/17	3,664	3,674,039
Goldman Sachs Group, Inc.:
6.15%, 4/01/18	460	497,625
2.90%, 7/19/18	820	839,148
2.63%, 1/31/19	820	836,211
7.50%, 2/15/19	360	414,670
2.55%, 10/23/19	460	466,960
6.00%, 6/15/20	1,040	1,185,695
2.88%, 2/25/21	1,275	1,297,417
5.75%, 1/24/22	430	496,100
3.63%, 1/22/23	240	247,542
6.75%, 10/01/37	800	955,549
6.25%, 2/01/41	990	1,230,904

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Legg Mason, Inc., 2.70%, 7/15/19	$1,285	$1,297,749
Morgan Stanley:
4.75%, 3/22/17	980	1,012,161
6.25%, 8/28/17	510	541,896
2.50%, 1/24/19	1,140	1,159,910
5.63%, 9/23/19	2,940	3,271,538
6.38%, 7/24/42	660	865,271

		22,319,609
Chemicals — 0.6%
LYB International Finance BV, 4.88%, 3/15/44	280	279,173
LyondellBasell Industries NV, 5.00%, 4/15/19	1,760	1,880,300
Monsanto Co.:
2.13%, 7/15/19	775	786,776
2.75%, 7/15/21	360	367,790
3.95%, 4/15/45	680	586,563
RPM International, Inc., 6.13%, 10/15/19	743	823,676

		4,724,278
Communications Equipment — 0.6%
Cisco Systems, Inc.:
2.13%, 3/01/19	1,480	1,522,702
2.45%, 6/15/20	1,770	1,838,138
Juniper Networks, Inc., 4.35%, 6/15/25	1,220	1,203,014

		4,563,854
Consumer Finance — 1.4%
Capital One Bank USA NA, 2.15%, 11/21/18	730	729,440
Capital One NA, 1.50%, 9/05/17	1,650	1,642,976
MasterCard, Inc.:
2.00%, 4/01/19	585	599,367
3.38%, 4/01/24	900	962,465
Navient Solutions, Inc., 0.00%, 10/03/22 (c)	1,680	1,457,839
Synchrony Financial, 3.00%, 8/15/19	1,540	1,564,415
Total System Services, Inc., 3.80%, 4/01/21	355	365,083
Total System Services, Inc.,, 4.80%, 4/01/26	1,335	1,377,512
Visa, Inc.:
2.20%, 12/14/20	990	1,014,595
2.80%, 12/14/22	895	933,369
4.30%, 12/14/45	685	749,395

		11,396,456
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	202,922

4	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 4.2%
American Express Credit Corp.:
2.38%, 3/24/17	$900	$910,557
1.55%, 9/22/17	855	857,725
Bank of America Corp.:
6.88%, 4/25/18	1,060	1,163,902
5.49%, 3/15/19	600	653,905
5.63%, 7/01/20	760	854,022
5.70%, 1/24/22	1,350	1,550,141
4.45%, 3/03/26	355	365,717
Bank of America NA, 1.65%, 3/26/18	1,035	1,033,758
BNP Paribas SA:
1.38%, 3/17/17	1,480	1,481,702
2.40%, 12/12/18	600	609,832
Citigroup, Inc.:
1.80%, 2/05/18	1,710	1,708,269
2.50%, 9/26/18	900	913,765
2.50%, 7/29/19	1,620	1,641,773
Credit Suisse Group Funding Guernsey Ltd.:
3.80%, 9/15/22	1,210	1,204,283
3.75%, 3/26/25	1,000	955,304
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	1,790	1,813,632
1.72%, 12/06/17	1,690	1,677,541
3.34%, 3/18/21	990	1,018,754
GE Capital International Funding Co., 4.42%, 11/15/35 (b)	492	534,505
General Electric Capital Corp., 6.75%, 3/15/32	54	73,462
General Motors Financial Co., Inc.:
4.20%, 3/01/21	1,200	1,239,452
3.45%, 4/10/22	780	765,859
4.00%, 1/15/25	680	660,424
4.30%, 7/13/25	280	277,144
5.25%, 3/01/26	480	502,044
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	900	916,355
3.75%, 12/01/25	415	422,591
JPMorgan Chase & Co.:
2.00%, 8/15/17	1,220	1,232,024
4.25%, 10/15/20	1,770	1,915,986
2.55%, 3/01/21	1,600	1,614,186
3.25%, 9/23/22	780	813,488
3.20%, 1/25/23	580	594,970
4.95%, 6/01/45	340	358,859
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	849,328
Morgan Stanley, 2.20%, 12/07/18	450	453,312

		33,638,571

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 2.3%
AT&T, Inc.:
2.38%, 11/27/18	$1,645	$1,680,425
2.45%, 6/30/20	350	354,662
3.40%, 5/15/25	1,140	1,142,671
5.55%, 8/15/41	980	1,051,925
5.15%, 3/15/42	1,120	1,128,906
4.80%, 6/15/44	790	769,080
4.75%, 5/15/46	500	487,729
British Telecommunications PLC, 1.25%, 2/14/17	520	519,803
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	1,270	1,309,308
Frontier Communications Corp., 8.88%, 9/15/20 (b)	260	270,075
Qwest Corp., 6.75%, 12/01/21	900	967,500
Verizon Communications, Inc.:
2.00%, 11/01/16	1,620	1,631,340
1.35%, 6/09/17	1,540	1,544,417
3.65%, 9/14/18	1,330	1,399,248
5.05%, 3/15/34	960	1,040,508
6.90%, 4/15/38	280	351,310
7.35%, 4/01/39	510	669,944
4.75%, 11/01/41	630	647,295
6.55%, 9/15/43	445	586,166
4.86%, 8/21/46	400	421,808
4.52%, 9/15/48	500	500,851
5.01%, 8/21/54	260	260,840

		18,735,811
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37	460	599,845
Berkshire Hathaway Inc, 3.13%, 3/15/26	1,355	1,389,344
Commonwealth Edison Co.:
5.88%, 2/01/33	600	732,527
4.70%, 1/15/44	191	217,455
Duke Energy Corp.:
2.15%, 11/15/16	630	634,418
5.05%, 9/15/19	600	656,561
Duke Energy Florida, Inc., 3.85%, 11/15/42	460	446,596
Exelon Corp., 5.10%, 6/15/45 (b)	320	347,248
Indiana Michigan Power Co., 4.55%, 3/15/46	600	617,381
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	1,920	2,068,239
Mississippi Power Co., 4.25%, 3/15/42	510	407,054
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	1,040	1,051,315

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	5

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co., 5.25%, 7/15/35	$760	$902,391
Pacific Gas & Electric Co.:
5.63%, 11/30/17	460	489,665
3.25%, 9/15/21	430	450,966
3.75%, 8/15/42	460	438,294
PacifiCorp:
5.50%, 1/15/19	400	440,675
6.25%, 10/15/37	310	404,881
Progress Energy, Inc.:
4.88%, 12/01/19	920	1,008,959
4.40%, 1/15/21	1,110	1,196,002
Southern Power Co., 5.15%, 9/15/41	310	308,266
Tampa Electric Co., 2.60%, 9/15/22	600	596,125

		15,404,207
Electrical Equipment — 0.4%
Amphenol Corp.:
1.55%, 9/15/17	995	993,255
2.55%, 1/30/19	600	604,786
Flextronics International Ltd., 4.75%, 6/15/25	340	332,350
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,049,966

		2,980,357
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	860	918,860
Energy Equipment & Services — 0.1%
Halliburton Co., 5.00%, 11/15/45	600	586,403
Food & Staples Retailing — 0.4%
CVS Caremark Corp., 2.25%, 12/05/18	925	947,479
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	1,520	1,523,374
2.70%, 11/18/19	720	734,908

		3,205,761
Food Products — 1.0%
ConAgra Foods, Inc., 3.20%, 1/25/23	705	709,727
JM Smucker Co., 2.50%, 3/15/20	475	480,426
Kellogg Co.:
3.25%, 5/21/18	470	486,796
3.25%, 4/01/26	595	609,607
Karft Heinz Foods Co.: (b)
3.95%, 7/15/25	980	1,042,758
5.20%, 7/15/45	1,190	1,331,478

Corporate Bonds	Par (000)	Value
Food Products (continued)
Mondelez International, Inc., 2.25%, 2/01/19	$600	$612,586
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	860	863,225
Sysco Corp.:
3.75%, 10/01/25	1,605	1,688,023
3.30%, 7/15/26 (d)	405	410,794
4.50%, 4/01/46 (d)	75	76,271

		8,311,691
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42	540	539,853
Health Care Equipment & Supplies — 1.6%
Becton Dickinson & Co.:
1.45%, 5/15/17	210	210,336
2.68%, 12/15/19	335	343,206
Boston Scientific Corp.:
2.65%, 10/01/18	600	610,631
2.85%, 5/15/20	225	228,510
3.85%, 5/15/25	1,300	1,348,080
Covidien International Finance SA:
4.20%, 6/15/20	1,485	1,625,831
6.55%, 10/15/37	575	766,096
Mallinckrodt International Finance SA, 4.88%, 4/15/20 (b)	235	220,195
Medtronic, Inc.:
2.50%, 3/15/20	755	781,283
3.15%, 3/15/22	895	949,249
St Jude Medical, Inc., 2.00%, 9/15/18	575	581,295
Stryker Corp.:
2.63%, 3/15/21	245	249,834
3.38%, 11/01/25	400	410,280
3.50%, 3/15/26	215	222,812
4.38%, 5/15/44	900	925,210
4.63%, 3/15/46	885	945,122
Thermo Fisher Scientific, Inc., 2.15%, 12/14/18	340	341,874
Zimmer Holdings, Inc.:
2.00%, 4/01/18	530	531,259
2.70%, 4/01/20	1,340	1,358,788

		12,649,891
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp., 1.15%, 5/15/17	1,770	1,764,761
Cardinal Health, Inc., 1.70%, 3/15/18	660	661,648
HCA, Inc., 3.75%, 3/15/19	935	957,814
Humana, Inc., 2.63%, 10/01/19	665	675,621
McKesson Corp., 1.40%, 3/15/18	1,330	1,324,886

6	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc., 2.50%, 3/30/20	$705	$707,598
UnitedHealth Group, Inc.:
2.70%, 7/15/20	270	280,474
3.10%, 3/15/26	400	409,195
4.75%, 7/15/45	300	344,007

		7,126,004
Hotels, Restaurants & Leisure — 0.5%
Hyatt Hotels Corp., 4.85%, 3/15/26	1,040	1,085,201
McDonald’s Corp.:
2.10%, 12/07/18	275	280,577
2.75%, 12/09/20	150	155,359
3.70%, 1/30/26	690	730,808
6.30%, 10/15/37	310	390,826
4.88%, 12/09/45	600	655,480
Wyndham Worldwide Corp., 3.90%, 3/01/23	345	349,241

		3,647,492
Household Products — 0.2%
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	345	350,017
3.85%, 4/01/23	620	643,009
Whirlpool Corp., 1.35%, 3/01/17	755	754,769

		1,747,795
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	398,860
Exelon Generation Co. LLC, 5.75%, 10/01/41	170	166,197
PSEG Power LLC:
2.45%, 11/15/18	140	140,648
4.15%, 9/15/21	350	365,912

		1,071,617
Insurance — 1.3%
ACE INA Holdings, Inc., 3.35%, 5/15/24	935	979,374
Aflac, Inc.:
3.63%, 11/15/24	1,480	1,541,934
3.25%, 3/17/25	900	907,392
American International Group, Inc., 3.30%, 3/01/21	320	327,164
Aon PLC, 3.88%, 12/15/25	460	468,974
Chubb Corp., 6.00%, 5/11/37	260	337,306
Fidelity National Financial, Inc., 5.50%, 9/01/22	385	418,080
Markel Corp.:
5.35%, 6/01/21	400	446,838
3.63%, 3/30/23	400	403,297

Corporate Bonds	Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	$880	$887,934
3.30%, 3/14/23	175	178,465
3.50%, 3/10/25	520	528,695
MetLife, Inc.:
3.05%, 12/15/22	1,300	1,320,487
4.60%, 5/13/46	400	410,063
Protective Life Corp., 8.45%, 10/15/39	122	163,974
Willis Group Holdings PLC, 5.75%, 3/15/21	350	389,512
XLIT Ltd., 5.75%, 10/01/21	430	489,179

		10,198,668
Internet & Catalog Retail — 0.3%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,811,065
3.60%, 11/28/24	445	448,768

		2,259,833
Internet Software & Services — 0.8%
Baidu, Inc.:
3.25%, 8/06/18	2,060	2,111,550
2.75%, 6/09/19	532	538,237
eBay, Inc., 2.20%, 8/01/19	1,600	1,608,424
Equinix, Inc.:
5.38%, 1/01/22	555	577,894
5.75%, 1/01/25	430	451,500
Expedia, Inc., 5.00%, 2/15/26 (b)	800	801,199
VeriSign, Inc., 4.63%, 5/01/23	415	419,150

		6,507,954
IT Services — 0.4%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	1,280	1,322,912
International Business Machines Corp., 7.63%, 10/15/18	690	795,123
Verisk Analytics, Inc., 4.00%, 6/15/25	1,380	1,390,205

		3,508,240
Leisure Products — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,084	1,143,620
Machinery — 0.2%
Illinois Tool Works, Inc., 1.95%, 3/01/19	1,190	1,206,327
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	140	143,162
Trinity Acquisition PLC, 6.13%, 8/15/43	210	231,971

		1,581,460

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	7

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Media — 1.4%
Altice Financing SA, 6.63%, 2/15/23 (b)	$480	$481,200
CCO Safari II LLC (b):
3.58%, 7/23/20	395	403,626
4.91%, 7/23/25	1,300	1,371,261
Comcast Corp., 5.70%, 5/15/18	740	808,915
DISH DBS Corp.:
7.88%, 9/01/19	780	858,000
6.75%, 6/01/21	360	371,700
NBCUniversal Enterprise, Inc., 1.66%, 4/15/18 (b)	340	343,052
Omnicom Group, Inc., 3.60%, 4/15/26	1,700	1,741,405
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	260	266,500
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	680	685,938
Time Warner Cable, Inc.:
5.00%, 2/01/20	680	738,119
4.50%, 9/15/42	510	452,731
Time Warner, Inc., 2.10%, 6/01/19	1,220	1,230,514
Viacom, Inc., 2.50%, 9/01/18	1,280	1,289,090

		11,042,051
Metals & Mining — 0.0%
Vale Overseas Ltd., 4.38%, 1/11/22 (e)	148	125,985
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	720	747,194
Dominion Resources, Inc.:
6.40%, 6/15/18	330	358,936
4.45%, 3/15/21	630	681,169
SCANA Corp., 4.13%, 2/01/22	170	173,831

		1,961,130
Oil, Gas & Consumable Fuels — 3.2%
BP Capital Markets PLC, 2.24%, 5/10/19	900	910,911
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,449,596
4.35%, 10/15/24	580	520,921
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18	625	620,853
CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17	2,000	1,995,892
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	170	173,962
Energy Transfer Equity LP, 7.50%, 10/15/20	1,778	1,711,325

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP:
9.70%, 3/15/19	$262	$289,707
9.00%, 4/15/19	123	131,236
4.15%, 10/01/20	560	538,046
Exxon Mobil Corp.:
2.73%, 3/01/23	720	732,270
4.11%, 3/01/46	780	827,034
Hess Corp., 1.30%, 6/15/17	350	345,876
Kinder Morgan Energy Partners LP, 5.63%, 9/01/41	275	238,684
Kinder Morgan, Inc., 3.05%, 12/01/19	265	260,893
Magellan Midstream Partners LP, 5.00%, 3/01/26	900	973,287
Marathon Petroleum Corp.:
2.70%, 12/14/18	1,600	1,598,122
3.40%, 12/15/20	715	703,260
Occidental Petroleum Corp. (d):
3.40%, 4/15/26	875	883,356
4.40%, 4/15/46	595	598,857
ONEOK Partners LP, 6.13%, 2/01/41	500	450,952
Petroleos Mexicanos:
5.50%, 2/04/19 (b)	700	733,250
4.88%, 1/24/22	400	397,000
6.88%, 8/04/26 (b)	552	597,540
6.38%, 1/23/45	860	797,220
Shell International Finance BV:
2.13%, 5/11/20	525	529,867
4.38%, 5/11/45	520	521,494
Statoil ASA:
1.95%, 11/08/18	850	857,188
2.75%, 11/10/21	1,680	1,702,235
Total Capital International SA, 2.10%, 6/19/19	980	996,261
TransCanada PipeLines Ltd., 4.88%, 1/15/26	960	1,013,998
Valero Energy Corp., 6.63%, 6/15/37	1,010	1,095,512

		25,196,605
Pharmaceuticals — 1.3%
AbbVie, Inc., 2.50%, 5/14/20	490	498,855
Actavis Funding SCS, 2.35%, 3/12/18	1,320	1,335,592
AstraZeneca PLC, 6.45%, 9/15/37	720	957,164
Baxalta, Inc., 2.88%, 6/23/20 (b)	775	773,666
Bayer US Finance LLC, 1.50%, 10/06/17 (b)	1,000	1,005,440
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	360	394,421
Johnson & Johnson:
2.05%, 3/01/23	365	366,557

8	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson (continued):
3.70%, 3/01/46	$725	$761,196
Novartis Capital Corp.:
3.40%, 5/06/24	630	675,841
4.40%, 5/06/44	1,280	1,466,145
Pfizer, Inc.:
6.20%, 3/15/19	460	523,566
4.30%, 6/15/43	760	831,961
Zoetis, Inc., 3.45%, 11/13/20	355	364,705

		9,955,109
Real Estate — 0.1%
Simon Property Group LP, 4.13%, 12/01/21	1,000	1,095,216
Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	1,190	1,187,819
American Tower Corp.:
4.50%, 1/15/18	630	656,459
3.40%, 2/15/19	538	551,525
2.80%, 6/01/20	1,190	1,196,053
5.05%, 9/01/20	400	434,421
3.45%, 9/15/21	740	756,682
Corrections Corp. of America:
4.13%, 4/01/20	760	775,200
4.63%, 5/01/23	735	742,350
HCP, Inc.:
6.70%, 1/30/18	1,190	1,281,436
3.88%, 8/15/24	500	482,572
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	655	659,452

		8,723,969
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc., 2.63%, 10/01/20	480	495,908
Intel Corp.:
2.45%, 7/29/20	780	807,219
4.90%, 7/29/45	200	224,314
KLA-Tencor Corp., 3.38%, 11/01/19	280	284,520
QUALCOMM, Inc., 1.40%, 5/18/18	935	939,726
Seagate HDD Cayman:
3.75%, 11/15/18	2,210	2,200,300
4.75%, 1/01/25	745	581,887

		5,533,874
Software — 0.1%
Microsoft Corp., 4.45%, 11/03/45	700	776,416
Oracle Corp., 5.75%, 4/15/18	180	196,808

		973,224

Corporate Bonds	Par (000)	Value
Specialty Retail — 0.9%
Home Depot, Inc.:
5.88%, 12/16/36	$600	$780,734
5.40%, 9/15/40	600	751,075
L Brands, Inc.:
6.90%, 7/15/17	647	685,011
8.50%, 6/15/19	1,190	1,392,419
Lowe’s Cos., Inc., 4.38%, 9/15/45	95	105,554
O’Reilly Automotive, Inc.:
4.63%, 9/15/21	1,580	1,732,044
3.55%, 3/15/26	1,480	1,522,666

		6,969,503
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.:
2.85%, 5/06/21	1,620	1,698,617
2.85%, 2/23/23	865	896,624
4.65%, 2/23/46	650	709,575
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (b)	1,400	1,440,832

		4,745,648
Tobacco — 1.5%
Altria Group, Inc., 5.38%, 1/31/44	2,110	2,578,021
Philip Morris International, Inc.:
5.65%, 5/16/18	1,280	1,399,425
1.88%, 1/15/19	1,060	1,077,348
2.90%, 11/15/21	430	454,521
6.38%, 5/16/38	760	1,014,572
4.13%, 3/04/43	100	103,521
Reynolds American, Inc.:
3.50%, 8/04/16	210	211,311
2.30%, 6/12/18	2,020	2,060,335
3.25%, 6/12/20	127	132,811
4.00%, 6/12/22	305	331,445
4.85%, 9/15/23	280	316,313
4.45%, 6/12/25	400	440,097
6.15%, 9/15/43	240	295,247
5.85%, 8/15/45	1,265	1,544,769

		11,959,736
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.:
4.88%, 4/15/22	830	888,266
4.45%, 2/15/26	500	519,874
Vodafone Group PLC, 4.38%, 2/19/43	235	211,854

		1,619,994
Total Corporate Bonds - 40.3%		322,424,136

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	9

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Canada Government International Bond, 1.13%, 3/19/18	$1,880	$1,890,415
Colombia Government International Bond:
4.00%, 2/26/24	740	743,700
4.50%, 1/28/26	1,330	1,359,925
Export-Import Bank of Korea, 2.38%, 8/12/19	1,650	1,683,165
Mexico Government International Bond:
3.50%, 1/21/21	865	895,275
6.75%, 9/27/34	720	927,000
4.75%, 3/08/44	420	418,950
4.60%, 1/23/46	613	597,675
Peruvian Government International Bond, 4.13%, 8/25/27	745	780,388
Tunisia Government AID Bonds, 2.45%, 7/24/21	327	343,307
Total Foreign Agency Obligations - 1.2%		9,639,800

Investment Companies (f)	Shares
iShares 0-5 Year TIPS Bond ETF (g)	1	101
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 10-20 Year Treasury Bond ETF	1	141
iShares 3-7 Year Treasury Bond ETF	1	126
iShares 7-10 Year Treasury Bond ETF	1	110
iShares Agency Bond ETF	1	115
iShares Core U.S. Treasury Bond ETF	1	26
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	115
Total Investment Companies - 0.0%		929

Municipal Bonds	Par (000)
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	$260	382,325
Chicago Transit Authority, RB, Pension Funding, Series B, 6.90%, 12/01/40	150	179,352

Municipal Bonds	Par (000)	Value
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	$140	$203,027
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45	110	156,394
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	150	188,961
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	310	424,331
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	150	210,669
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48	190	256,479
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40	360	424,091
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 1/01/41	220	319,378
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40	260	323,554
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	220	229,814
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39	350	534,579
7.63%, 3/01/40	350	535,206
7.60%, 11/01/40	90	139,406
State of Illinois, GO:
Build America Bonds, 7.35%, 7/01/35	210	229,100
Pension, 5.10%, 6/01/33	310	290,448

10	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Municipal Bonds	Par (000)	Value
State of Mississippi, GO, Refunding, Build America Bonds, Series F, 5.25%, 11/01/34	$190	$228,912
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40	225	282,973
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34	140	184,719
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31	310	346,354
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41	110	149,554
Total Municipal Bonds - 0.8%		6,219,626

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	32	33,018
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)	270	277,006
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	56	56,430
CSMC Trust (a)(b):
Series 2011-4R, Class 4A6, 4.00%, 8/27/37	27	26,710
Series 2013-8R, Class 7A1, 0.60%, 4/27/37	199	194,577
Series 2013-8R, Class 8A1, 0.68%, 5/27/37	714	702,561
Fannie Mae Connecticut Avenue Securities (a):
Series 2014-C01, Class M1, 2.03%, 1/25/24	863	861,354
Series 2014-C02, Class 2M1, 1.38%, 5/25/24	2,526	2,506,005
Series 2014-C04, Class 1M1, 2.38%, 11/25/24	431	433,169
Series 2014-C04, Class 2M1, 2.53%, 11/25/24	655	658,107
Series 2015-C01, Class 1M1, 1.93%, 2/25/25	1,708	1,709,694
Series 2015-C03, Class 2M1, 1.93%, 7/25/25	482	481,994

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (a) (continued):
Series 2015-C04, Class 2M1, 2.13%, 4/25/28	$1,356	$1,357,257
Freddie Mac (a):
Series 2014-HQ2, Class M1, 1.88%, 9/25/24	456	457,401
Series 2014-HQ3, Class M2, 3.08%, 10/25/24	2,420	2,444,694
Series 2015-DNA3, Class M1, 1.78%, 4/25/28	2,875	2,879,214
Series 2016-HQA1, Class M1, 2.19%, 9/25/28	2,000	2,004,459
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.59%, 10/26/36 (a)(b)	875	843,519
RALI Trust:
Series 2004-QS5, Class A5, 4.75%, 4/25/34	83	83,682
Series 2004-QS9, Class A1, 5.00%, 6/25/19	41	40,807
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 5.14%, 8/26/35 (a)(b)	319	318,411
Structured Agency Credit Risk Debt Notes, Class M1 (a):
Series 2013-DN1, 3.83%, 7/25/23	2,877	2,943,182
Series 2013-DN2, 1.88%, 11/25/23	2,849	2,849,765

		24,163,016
Commercial Mortgage-Backed Securities — 8.7%
Banc of America Commercial Mortgage Trust:
Series 2006-4, Class A4, 5.63%, 7/10/46	731	731,694
Series 2006-6, Class A4, 5.36%, 10/10/45	1,060	1,064,792
Series 2007-3, Class A4, 5.54%, 6/10/49 (a)	1,278	1,309,459
Series 2007-3, Class AMF, 5.32%, 6/10/49	660	677,197
Series 2007-4, Class A4, 5.74%, 2/10/51 (a)	762	790,201
Series 2007-5, Class A4, 5.49%, 2/10/51	1,368	1,414,607
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	170	172,858

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	11

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust (a):
Series 2007-C6, Class A4, 5.70%, 12/10/49	$3,260	$3,360,638
Series 2008-C7, Class A4, 6.14%, 12/10/49	1,557	1,629,284
Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (b)	189	188,905
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	2,504	2,553,283
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49 (a)	447	466,665
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.87%, 6/10/46 (a)	1,025	1,027,111
Series 2007-C9, Class A4, 5.81%, 12/10/49 (a)	889	923,284
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)	920	920,880
Series 2007-GG9, Class A1A, 5.43%, 3/10/39	2,643	2,697,370
Series 2007-GG9, Class AM, 5.48%, 3/10/39	590	598,884
Series 2013-LC6, Class AM, 3.28%, 1/10/46	400	410,717
Series 2014-CR17, Class A5, 3.98%, 5/10/47	670	732,063
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 6.14%, 6/15/38 (a)	998	1,000,353
Series 2006-C5, Class A3, 5.31%, 12/15/39	1,163	1,170,083
Series 2007-C1, Class A3, 5.38%, 2/15/40	1,971	1,999,358
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	670	682,035
Series 2007-C2, Class AM, 5.59%, 1/15/49 (a)	300	307,035
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.02%, 5/10/50 (a)	300	289,544
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.79%, 8/10/45 (a)	2,419	2,491,319
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	280	300,274
Series 2013-GC13, Class A5, 4.04%, 7/10/46 (a)	170	188,171

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust (continued):
Series 2013-GC16, Class A3, 4.24%, 11/10/46	$480	$533,250
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)	430	475,078
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)	240	263,612
Series 2013-C15, Class B, 4.93%, 11/15/45	520	571,265
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class A4, 5.55%, 5/12/45	191	191,169
Series 2006-CB17, Class A4, 5.43%, 12/12/43	2,414	2,438,971
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45	87	87,598
Series 2006-LDP8, Class AM, 5.44%, 5/15/45	1,811	1,826,315
Series 2007-CB20, Class A4, 5.79%, 2/12/51 (a)	2,563	2,662,323
Series 2011-C5, Class A3, 4.17%, 8/15/46	340	373,627
Series 2012-CBX, Class AS, 4.27%, 6/15/45	350	381,629
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.90%, 7/15/44 (a)	603	622,738
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.88%, 6/15/38 (a)	1,006	1,009,818
Series 2006-C7, Class A2, 5.30%, 11/15/38	214	215,816
Series 2006-C7, Class AM, 5.38%, 11/15/38	310	314,291
Series 2007-C1, Class A4, 5.42%, 2/15/40	1,194	1,214,329
Series 2007-C2, Class A3, 5.43%, 2/15/40	2,127	2,171,325
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)	540	548,482
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	863	908,028
Merrill Lynch Mortgage Trust, Series 2006-C2 (a):
Class A4, 5.74%, 8/12/43	589	590,878
Class AM, 5.78%, 8/12/43	460	462,282

12	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ML-CFC Commercial Mortgage Trust (a):
Series 2006-2, Class A4, 5.95%, 6/12/46	$82	$82,310
Series 2006-3, Class AM, 5.46%, 7/12/46	600	605,297
Series 2007-7, Class A4, 5.74%, 6/12/50	1,426	1,472,159
Series 2007-8, Class A3, 5.86%, 8/12/49	3,132	3,246,084
Monty Parent Issuer 1 LLC, Series 2013-LTR1, Class B, 4.25%, 11/20/28 (b)	37	36,737
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.08%, 7/15/46 (a)	470	516,583
Morgan Stanley Capital I Trust:
Series 2006-T23, Class AJ, 5.89%, 8/12/41 (a)	120	119,529
Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (a)	901	920,134
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)	881	895,476
Series 2007-IQ13, Class AM, 5.41%, 3/15/44	812	837,047
Series 2007-IQ15, Class A4, 5.92%, 6/11/49 (a)	62	64,343
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,559	1,624,833
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)	855	867,378
Series 2007-T27, Class A4, 5.64%, 6/11/42 (a)	1,579	1,642,310
Series 2007-T27, Class AM, 5.64%, 6/11/42 (a)	630	653,000
Series 2012-C4, Class A4, 3.24%, 3/15/45	680	713,021
Series 2015-MS1, Class A4, 3.78%, 5/15/48	550	589,341
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)	238	236,005
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	516,714
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (b)	82	81,669
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)	796	794,619
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)	1,080	1,093,714

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust (continued):
Series 2007-C34, Class A3, 5.68%, 5/15/46	$1,134	$1,167,506
Wells Fargo Commercial Mortgage Trust, Class AS:
Series 2014-LC18, 3.81%, 12/15/47	510	536,591
Series 2015-C28, 3.87%, 5/15/48	195	199,812
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	640	673,157
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	472,707
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)	570	630,390
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	351,880

		69,601,234
Total Non-Agency Mortgage-Backed Securities - 11.7%		93,764,250

Preferred Securities
Capital Trust — 0.0%
Diversified Financial Services — 0.0%
Bank of New York Mellon Corp., Series D, 4.50% (a)(h)	394	359,525
Total Preferred Securities - 0.0%		359,525

U.S. Government Sponsored Agency Securities
Agency Obligations — 5.2%
Fannie Mae:
0.00%, 10/09/19 (c)	$13,860	13,168,123
1.63%, 1/21/20	900	915,448
6.00%, 4/18/36	1,500	1,503,799
6.32%, 12/20/27	290	399,428
Fannie Mae Mortgage-Backed Securities:
3.00%, 3/01/31	405	422,822
3.50%, 3/01/46	637	668,844
4.00%, 2/01/46 - 3/01/46 (d)	4,135	4,431,409
5.00%, 5/12/46 (i)	6,200	6,851,969
Fannie Mae STRIPS, 0.00%, 3/23/28 - 5/15/29 (c)	1,855	1,264,453
Federal Farm Credit Banks, 2.00%, 4/04/22	897	917,396

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	13

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (continued)
Federal Home Loan Bank:
3.00%, 2/01/31	$365	$382,183
3.50%, 3/01/46	336	352,345
4.00%, 9/01/28 - 9/01/45	3,989	4,301,192
Federal Home Loan Mortgage Corp., 0.85%, 5/18/17	900	900,060
Financing Corp., 0.00%, 11/02/18 (c)	2,930	2,852,803
Government National Mortgage Association Mortgage-Backed Securities, 4.00%, 3/20/46 (d)	1,215	1,303,400
Resolution Funding Corp., 8.13%, 10/15/19	1,040	1,288,786

		41,924,460
Collateralized Mortgage Obligations — 2.9%
Fannie Mae (a):
Series 2014-92, Class FB, 0.75%, 1/25/45	2,271	2,264,199
Series 2014-C02, Class 1M1, 1.38%, 5/25/24	2,088	2,060,780
Series 2015-C02, Class 2M1, 1.63%, 7/25/24 - 5/25/25	4,891	4,877,005
Series 2013-C01, Class M1, 2.43%, 10/25/23	2,763	2,774,282
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.65%, 6/25/37	570	566,551
Series 2010-89, Class CF, 0.88%, 2/25/38	363	363,680
Series 2010-35, Class EF, 0.98%, 4/25/40	314	315,094
Freddie Mac, 2.83%, 8/25/24 - 1/25/25 (a)	5,468	5,527,247
Freddie Mac REMICS (a):
Series 3807, Class FN, 0.94%, 2/15/41	205	204,963
Series 3667, Class FW, 0.99%, 2/15/38	207	208,082
Ginnie Mae (a):
Series 2014-90, Class FA, 0.84%, 10/20/38	3,385	3,390,446
Series 2012-H23, Class WA, 0.95%, 10/20/62	750	742,655

		23,294,984
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Class A2:
Series K025, 2.68%, 10/25/22	900	940,472

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac, Class A2 (continued):
Series K031, 3.30%, 4/25/23 (a)	$281	$304,145

		1,244,617
Mortgage-Backed Securities — 68.7%
Fannie Mae Mortgage-Backed Securities:
1.89%, 4/01/43 (a)	166	169,305
1.93%, 5/01/43 (a)	228	233,009
2.06%, 6/01/43 (a)	303	310,542
2.34%, 4/01/40 (a)	43	45,104
2.43%, 2/01/42 (a)	19	20,369
2.45%, 1/01/36 (a)	207	216,262
2.48%, 5/01/33 (a)	459	482,663
2.48%, 8/01/33 (a)	360	378,958
2.50%, 9/01/28 - 4/01/45 (i)	8,032	8,220,065
2.52%, 1/01/35 (a)	257	268,978
2.75%, 1/01/42 (a)	161	169,036
2.82%, 8/01/41 (a)	284	299,379
3.00%, 1/01/27 - 4/01/46 (i)	30,262	31,246,647
3.31%, 9/01/41 (a)	198	205,738
3.50%, 2/01/26 - 4/01/46 (i)	119,086	124,919,978
4.00%, 8/01/25 - 4/01/46 (d)(i)	121,716	130,074,501
4.50%, 7/01/25 - 5/01/46 (i)	83,248	90,545,912
5.00%, 1/01/18 - 4/13/46 (i)	24,461	27,073,639
5.50%, 9/01/19 - 8/01/37	2,511	2,817,297
6.00%, 11/01/22 - 8/01/38	1,491	1,709,858
6.50%, 12/01/30 - 12/01/32	1,743	2,053,930
Freddie Mac Mortgage-Backed Securities:
1.77%, 6/01/43 (a)	90	91,851
2.38%, 4/01/38 (a)	326	345,683
2.39%, 10/01/33 (a)	256	270,013
2.47%, 5/01/43 (a)	228	233,856
2.50%, 4/01/31 - 4/01/43 (i)	5,593	5,733,345
2.51%, 8/01/43 (a)	93	94,995
2.55%, 1/01/42 (a)	11	11,454
2.63%, 11/01/36 (a)	275	286,565
2.81%, 2/01/40 (a)	237	249,366
2.96%, 8/01/41 (a)	186	194,760
3.00%, 3/01/27 - 4/01/46 (i)	13,824	14,274,193
3.33%, 7/01/41 (a)	154	162,841
3.50%, 12/01/25 - 4/01/46 (i)	19,243	20,186,961
4.00%, 3/01/26 - 10/01/45 (i)	9,519	10,173,954
4.50%, 8/01/20 - 4/13/46 (i)	5,929	6,479,440
5.00%, 10/01/20 - 4/13/46 (i)	2,739	3,010,456
5.50%, 5/01/34 - 8/01/38	1,322	1,481,049
6.00%, 9/01/36 - 1/01/38	599	684,659

14	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued):
6.50%, 5/01/21 - 7/01/32 (j)	$617		$741,149
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 4/20/46 (i)	12,320		12,776,163
3.50%, 1/15/41 - 4/01/46 (d)(i)	21,796		23,070,184
4.00%, 9/15/40 - 4/20/46 (i)	13,065		14,017,908
4.50%, 3/15/39 - 4/20/46 (i)	7,019		7,630,655
5.00%, 10/20/39 - 5/20/41	3,050		3,408,255
5.50%, 6/15/34 - 7/20/40	1,656		1,851,111
6.00%, 9/20/38 - 10/20/38	500		567,545

			549,489,581
Total U.S. Government Sponsored Agency Securities — 77.0%			615,953,642

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bond, 0.63%, 1/15/26	—	(j)	329
U.S. Treasury Notes, 2.13%, 6/30/22	—	(j)	312
Total U.S. Treasury Obligations — 0.0%			641
Total Long-Term Investments (Cost — $1,120,575,128) — 141.6%			1,133,427,696

Short-Term Securities	Shares
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares (f)(l)	8,978,433		8,978,433
BlackRock Cash Funds: Prime, SL Agency Shares (f)(l)	49,157		49,157

			9,027,590
Total Short-Term Securities (Cost — $9,027,590) — 1.1%			9,027,590
Total Investments Before TBA Sale Commitments (Cost — $1,129,602,718) — 142.7%			1,142,455,286

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (i):
3.50%, 4/18/31	$4,750	$(5,014,961)
3.00%, 4/13/46	29,091	(29,841,070)
3.50%, 4/13/46	93,687	(98,224,964)
4.00%, 4/13/46	106,313	(113,588,796)
4.50%, 4/13/46	30,150	(32,806,969)
5.00%, 4/13/46	6,205	(6,864,112)
2.50%, 4/18/31	6,050	(6,210,703)
3.00%, 4/18/31	6,775	(7,076,699)
4.50%, 5/12/46	1,400	(1,521,844)
Freddie Mac Mortgage-Backed Securities (i):
3.00%, 4/18/31	425	(444,324)
3.00%, 4/13/46	19,400	(19,863,781)
3.50%, 4/13/46	2,700	(2,826,141)
Ginnie Mae Mortgage-Backed Securities (i):
4.50%, 4/20/46	500	(543,516)
3.00%, 4/20/46	400	(414,500)
3.50%, 4/20/46	99	(104,646)
4.00%, 4/20/46	1,215	(1,298,721)
Total TBA Sale Commitments (Proceeds — $325,040,898) — 40.8%		(326,645,747)
Total Investments, Net of TBA Sale Commitments (Cost — $804,561,820*) — 101.9%		815,809,539
Liabilities in Excess of Other Assets — (1.9)%		(15,562,870)

Net Assets — 100.0%		$800,246,669

* As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$866,300,742

Gross unrealized appreciation		$17,860,311
Gross unrealized depreciation		(68,351,514)

Net unrealized depreciation		$(50,491,203)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	When-issued security.

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	15

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(e)	Security, or a portion of security, is on loan.

(f)	During the year ended December 31, 2015, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at March 31, 2016	Value at December 31, 2015	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,480,003	—	(10,501,570)[1]	8,978,433	$8,978,433	$22,178	—
BlackRock Cash Funds: Prime, SL Agency Shares	50,944		(1,787)[1]	49,157	$49,157	$1,586	—
iShares 0-5 Year TIPS Bond ETF	1	—	—	1	$101	—	—
iShares 1-3 Year Treasury Bond ETF	1	—	—	1	$85	—	—
iShares 10-20 Year Treasury Bond ETF	1	—	—	1	$141	—	—
iShares 20+ Year Treasury Bond ETF	52,602	—	(52,602)	—	—	—	$449,830
iShares 3-7 Year Treasury Bond ETF	1	—	—	1	$126	—	—
iShares 7-10 Year Treasury Bond ETF	1	—	—	1	$110	—	—
iShares Agency Bond ETF	1	—	—	1	$115	—	—
iShares Core U.S. Treasury Bond ETF	1	—	—	1	$26	—	—
iShares Short Treasury Bond ETF	1	—	—	1	$110	—	—
iShares TIPS Bond ETF	1	—	—	1	$115	—	—
Total					$9,028,519	$23,7694	$449,830

[1]	Represents net shares sold.

(g)	Non-income producing security

(h)	Perpetual security with no stated maturity date.

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Nomura Securities International, Inc.	$(269,847)	$(3,754)
Morgan Stanley & Co. LLC	$(45,678,458)	$(234,126)
Credit Suisse Securities (USA) LLC	$147,734,072	$538,502
Wells Fargo Securities LLC	$(1,754,384)	$(1,604)
Deutsche Bank Securities, Inc	$(2,358,984)	$(9,053)
Goldman Sachs & Co.	$2,591,145	$(41,917)
RBC Capital Markets, LLC	$(14,256,484)	$(59,602)
Barclays Bank PLC	$(17,906,768)	$(85,889)
Bank of America Securities, LLC	$(27,444,203)	$(165,154)
Citigroup Global Markets, Inc.	$27,961,929	$(72,282)
J.P. Morgan Securities, LLC	$(16,076,603)	$(38,859)

16	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

BNP Paribas Securities Corporation	$583,627	$4,075
BNY Capital Markets, Inc.	$(2,826,141)	$(27,000)
Jefferies & Co.	$2,030,031	$7,125

(j)	Amount is less than $500.

(k)	All or a portion of security was purchased with the cash collateral from loaned securities.

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
68	2-Year U.S. Treasury Note	June 2016	$14,875,000	$33,763
(179)	3-Year Australian Treasury Bonds	June 2016	$15,362,767	(21,537)
560	5-Year U.S. Treasury Note	June 2016	$67,851,875	442,302
(268)	10-Year Australian T-Bond	June 2016	$26,902,576	(276,997)
299	10-Year Canada Bond Future	June 2016	$32,479,630	(236,363)
169	10-Year U.S. Treasury Note	June 2016	$22,036,016	7,324
(103)	Euro-Bund Futures	June 2016	$19,141,705	(96,566)
154	German Euro BTP Futures	June 2016	$24,641,766	202,180
(76)	German Euro OAT Futures	June 2016	$13,684,656	(12,354)
107	Long U.S. Treasury Bond	June 2016	$17,594,813	146,895
255	UK Long Gilt Bond	June 2016	$44,396,043	183,171
207	Ultra Long U.S. Treasury Bond	June 2016	$35,713,969	58,860
Total				$430,678

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	800,000	USD	224,789	Bank Of America, N.A.	4/04/16	$(2,297)
BRL	530,000	USD	148,922	Bank Of America, N.A.	4/04/16	(1,522)
BRL	610,000	USD	171,401	BNP Paribas S.A.	4/04/16	(1,752)
BRL	1,020,000	USD	286,605	Citibank, N.A.	4/04/16	(2,929)
BRL	2,600,000	USD	654,533	Citibank, N.A.	4/04/16	68,563
BRL	890,000	USD	220,734	Citibank, N.A.	4/04/16	26,787
BRL	1,000,000	USD	270,161	Citibank, N.A.	4/04/16	7,953
BRL	1,310,000	USD	356,948	Citibank, N.A.	4/04/16	7,381
BRL	840,000	USD	236,028	JPMorgan Chase Bank, N.A.	4/04/16	(2,412)
BRL	490,000	USD	137,683	JPMorgan Chase Bank, N.A.	4/04/16	(1,407)
BRL	1,100,000	USD	309,084	JPMorgan Chase Bank, N.A.	4/04/16	(3,159)
BRL	410,000	USD	115,204	Morgan Stanley & Co. International PLC	4/04/16	(1,177)
USD	220,022	BRL	800,000	Bank Of America, N.A.	4/04/16	(2,469)
USD	142,472	BRL	530,000	Bank Of America, N.A.	4/04/16	(4,928)
USD	167,992	BRL	610,000	BNP Paribas S.A.	4/04/16	(1,657)
USD	275,564	BRL	1,020,000	Citibank, N.A.	4/04/16	(8,112)
USD	368,091	BRL	1,310,000	Citibank, N.A.	4/04/16	3,762
USD	280,986	BRL	1,000,000	Citibank, N.A.	4/04/16	2,872
USD	250,077	BRL	890,000	Citibank, N.A.	4/04/16	2,556
USD	730,563	BRL	2,600,000	Citibank, N.A.	4/04/16	7,467
USD	128,172	BRL	490,000	JPMorgan Chase Bank, N.A.	4/04/16	(8,104)
USD	296,416	BRL	1,100,000	JPMorgan Chase Bank, N.A.	4/04/16	(9,509)
USD	221,724	BRL	840,000	JPMorgan Chase Bank, N.A.	4/04/16	(11,892)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	17

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	111,622	BRL	410,000	Morgan Stanley & Co. International PLC	4/04/16	$(2,404)
USD	354,572	BRL	1,310,000	Citibank, N.A.	5/03/16	(12,124)
AUD	781,553	USD	575,550	Bank Of America, N.A.	6/15/16	23,679
AUD	650,004	USD	478,675	Bank Of America, N.A.	6/15/16	19,694
AUD	870,000	USD	648,850	Bank Of America, N.A.	6/15/16	18,193
AUD	240,000	USD	178,452	Bank Of America, N.A.	6/15/16	5,560
AUD	3,310,000	USD	2,461,151	Bank Of America, N.A.	6/15/16	76,679
AUD	320,000	USD	242,873	Bank Of America, N.A.	6/15/16	2,476
AUD	350,000	USD	259,526	Citibank, N.A.	6/15/16	8,824
AUD	410,000	USD	304,017	Citibank, N.A.	6/15/16	10,337
AUD	400,000	USD	296,602	Citibank, N.A.	6/15/16	10,085
AUD	753,731	USD	561,511	Citibank, N.A.	6/15/16	16,387
AUD	340,000	USD	255,108	Deutsche Bank AG	6/15/16	5,575
AUD	407,539	USD	303,260	Goldman Sachs International	6/15/16	9,207
AUD	220,000	USD	166,368	HSBC Bank PLC	6/15/16	2,310
AUD	110,000	USD	79,026	Morgan Stanley & Co. International PLC	6/15/16	5,312
AUD	189,996	USD	140,357	Morgan Stanley & Co. International PLC	6/15/16	5,315
AUD	228,447	USD	168,763	Morgan Stanley & Co. International PLC	6/15/16	6,391
AUD	320,000	USD	239,954	Morgan Stanley & Co. International PLC	6/15/16	5,395
AUD	750,000	USD	538,076	Westpac Banking Corp.	6/15/16	36,961
AUD	1,908,729	USD	1,423,192	Westpac Banking Corp.	6/15/16	40,261
CAD	225,663	USD	168,037	Bank Of America, N.A.	6/15/16	6,441
CAD	360,000	USD	275,951	Bank Of America, N.A.	6/15/16	2,392
CAD	350,000	USD	265,419	Bank Of America, N.A.	6/15/16	5,193
CAD	640,000	USD	485,337	Bank Of America, N.A.	6/15/16	9,495
CAD	1,225,000	USD	911,462	Barclays Bank PLC	6/15/16	35,678
CAD	81,046	USD	60,337	Barclays Bank PLC	6/15/16	2,326
CAD	1,024,988	USD	763,081	Barclays Bank PLC	6/15/16	29,415
CAD	683,054	USD	510,494	Barclays Bank PLC	6/15/16	17,626
CAD	197,855	USD	152,705	Barclays Bank PLC	6/15/16	272
CAD	518,701	USD	400,335	Barclays Bank PLC	6/15/16	712
CAD	106,949	USD	82,543	Barclays Bank PLC	6/15/16	147
CAD	340,000	USD	259,670	Barclays Bank PLC	6/15/16	3,210
CAD	350,000	USD	271,382	Barclays Bank PLC	6/15/16	(771)
CAD	1,055,390	USD	787,740	BNP Paribas S.A.	6/15/16	28,261
CAD	1,367,046	USD	1,020,988	BNP Paribas S.A.	6/15/16	35,979
CAD	30,599	USD	22,804	Citibank, N.A.	6/15/16	854
CAD	386,982	USD	288,399	Citibank, N.A.	6/15/16	10,806
CAD	570,000	USD	427,367	Citibank, N.A.	6/15/16	13,343
CAD	570,000	USD	427,367	Citibank, N.A.	6/15/16	13,343
CAD	344,510	USD	257,225	Citibank, N.A.	6/15/16	9,142
CAD	390,000	USD	289,687	Citibank, N.A.	6/15/16	11,851
CAD	980,000	USD	733,323	Citibank, N.A.	6/15/16	24,389
CAD	350,000	USD	262,279	Citibank, N.A.	6/15/16	8,333
CAD	3,910,000	USD	2,930,029	Citibank, N.A.	6/15/16	93,087
CAD	580,000	USD	446,121	Citibank, N.A.	6/15/16	2,321
CAD	420,000	USD	312,903	Citibank, N.A.	6/15/16	11,831
CAD	195,732	USD	150,874	Citibank, N.A.	6/15/16	461

18	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	754,268	USD	580,467	Citibank, N.A.	6/15/16	$2,714
CAD	204,722	USD	152,613	Deutsche Bank AG	6/15/16	5,672
CAD	16,187	USD	12,067	Deutsche Bank AG	6/15/16	449
CAD	460,000	USD	352,218	Deutsche Bank AG	6/15/16	3,443
CAD	42,160	USD	31,370	Goldman Sachs International	6/15/16	1,227
CAD	533,199	USD	396,736	Goldman Sachs International	6/15/16	15,520
CAD	1,225,000	USD	909,705	Goldman Sachs International	6/15/16	37,435
CAD	9	USD	6	Morgan Stanley & Co. International PLC	6/15/16	—
CAD	108	USD	81	Morgan Stanley & Co. International PLC	6/15/16	3
CAD	172,145	USD	132,821	Morgan Stanley & Co. International PLC	6/15/16	277
CAD	93,051	USD	71,795	Morgan Stanley & Co. International PLC	6/15/16	150
CAD	451,299	USD	348,207	Morgan Stanley & Co. International PLC	6/15/16	726
CAD	394,337	USD	293,613	UBS AG	6/15/16	11,279
CHF	220,000	USD	227,217	JPMorgan Chase Bank, N.A.	6/15/16	3,247
CHF	190,000	USD	192,813	Morgan Stanley & Co. International PLC	6/15/16	6,224
CHF	310,000	USD	320,676	Morgan Stanley & Co. International PLC	6/15/16	4,068
CHF	300,000	USD	308,495	Morgan Stanley & Co. International PLC	6/15/16	5,774
CHF	220,000	USD	226,245	UBS AG	6/15/16	4,218
CLP	127,000,000	USD	185,255	BNP Paribas S.A.	6/15/16	3,383
CLP	63,000,000	USD	91,251	Credit Suisse International	6/15/16	2,325
CLP	538,000,000	USD	779,258	Credit Suisse International	6/15/16	19,856
CLP	372,000,000	USD	536,332	Goldman Sachs International	6/15/16	16,215
CLP	488,000,000	USD	703,576	Goldman Sachs International	6/15/16	21,271
CLP	533,000,000	USD	768,454	Goldman Sachs International	6/15/16	23,233
CLP	179,000,000	USD	259,797	HSBC Bank PLC	6/15/16	6,079
CLP	126,000,000	USD	182,874	HSBC Bank PLC	6/15/16	4,279
CLP	131,000,000	USD	190,131	HSBC Bank PLC	6/15/16	4,449
CLP	309,000,000	USD	452,416	HSBC Bank PLC	6/15/16	6,555
CLP	190,000,000	USD	275,602	HSBC Bank PLC	6/15/16	6,613
CLP	64,000,000	USD	92,834	HSBC Bank PLC	6/15/16	2,228
CLP	96,000,000	USD	139,252	HSBC Bank PLC	6/15/16	3,341
CLP	97,000,000	USD	143,491	HSBC Bank PLC	6/15/16	587
COP	3,995,000,000	USD	1,229,042	BNP Paribas S.A.	6/15/16	91,910
COP	1,125,000,000	USD	346,101	BNP Paribas S.A.	6/15/16	25,882
COP	820,000,000	USD	254,106	BNP Paribas S.A.	6/15/16	17,028
COP	3,995,000,000	USD	1,223,771	Credit Suisse International	6/15/16	97,181
COP	1,125,000,000	USD	344,616	Credit Suisse International	6/15/16	27,366
COP	310,000,000	USD	96,035	Credit Suisse International	6/15/16	6,467
COP	1,410,000,000	USD	436,803	Credit Suisse International	6/15/16	29,415
COP	510,000,000	USD	164,516	Credit Suisse International	6/15/16	4,116
COP	680,000,000	USD	220,564	Credit Suisse International	6/15/16	4,278
COP	860,000,000	USD	278,949	Credit Suisse International	6/15/16	5,411
COP	450,000,000	USD	145,820	Deutsche Bank AG	6/15/16	2,973
COP	820,000,000	USD	265,716	Deutsche Bank AG	6/15/16	5,418
COP	720,000,000	USD	221,013	HSBC Bank PLC	6/15/16	17,055

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	19

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	360,000,000	USD	110,287	HSBC Bank PLC	6/15/16	$8,748
EUR	273,009	HUF	85,000,000	Barclays Bank PLC	6/15/16	3,851
EUR	734,575	HUF	229,000,000	Barclays Bank PLC	6/15/16	9,296
EUR	256,655	HUF	80,000,000	Barclays Bank PLC	6/15/16	3,287
EUR	1,039,961	HUF	324,000,000	Barclays Bank PLC	6/15/16	13,895
EUR	103,344	HUF	32,495,140	Barclays Bank PLC	6/15/16	300
EUR	104,307	HUF	32,805,000	Barclays Bank PLC	6/15/16	277
EUR	100,751	HUF	31,398,281	Citibank, N.A.	6/15/16	1,312
EUR	105,670	HUF	33,231,098	Citibank, N.A.	6/15/16	290
EUR	257,847	HUF	81,319,657	Citibank, N.A.	6/15/16	(132)
EUR	80,605	HUF	25,091,203	Credit Suisse International	6/15/16	1,155
EUR	54,033	HUF	16,804,189	Credit Suisse International	6/15/16	829
EUR	127,727	HUF	40,000,000	Credit Suisse International	6/15/16	957
EUR	636,641	HUF	200,680,343	Credit Suisse International	6/15/16	47
EUR	75,357	HUF	23,510,516	Deutsche Bank AG	6/15/16	888
EUR	196,723	HUF	61,195,811	Deutsche Bank AG	6/15/16	2,967
EUR	42,254	HUF	13,273,762	Deutsche Bank AG	6/15/16	168
EUR	1,004,304	HUF	316,195,000	JPMorgan Chase Bank, N.A.	6/15/16	1,449
EUR	978,950	HUF	305,000,000	Morgan Stanley & Co. International PLC	6/15/16	13,050
EUR	241,435	PLN	1,050,000	Bank Of America, N.A.	6/15/16	(6,104)
EUR	22,988	PLN	100,000	Barclays Bank PLC	6/15/16	(588)
EUR	92,176	PLN	400,000	Barclays Bank PLC	6/15/16	(2,096)
EUR	5,079,046	PLN	21,866,190	Barclays Bank PLC	6/15/16	(68,667)
EUR	186,399	PLN	800,000	Barclays Bank PLC	6/15/16	(1,854)
EUR	305,202	PLN	1,300,000	Barclays Bank PLC	6/15/16	(382)
EUR	758,996	PLN	3,300,000	BNP Paribas S.A.	6/15/16	(18,955)
EUR	46,012	PLN	200,000	Credit Suisse International	6/15/16	(1,135)
EUR	1,040,000	USD	1,150,750	Bank Of America, N.A.	6/15/16	36,976
EUR	2,945,000	USD	3,285,315	Bank Of America, N.A.	6/15/16	78,004
EUR	128,271	USD	144,598	Bank Of America, N.A.	6/15/16	1,894
EUR	981,550	USD	1,071,735	Bank Of America, N.A.	6/15/16	49,238
EUR	214,022	USD	233,686	Bank Of America, N.A.	6/15/16	10,736
EUR	112,879	USD	127,246	Bank Of America, N.A.	6/15/16	1,667
EUR	77,127	USD	84,652	Barclays Bank PLC	6/15/16	3,431
EUR	96,838	USD	106,285	Barclays Bank PLC	6/15/16	4,308
EUR	130,000	USD	144,469	Barclays Bank PLC	6/15/16	3,997
EUR	310,000	USD	353,619	Citibank, N.A.	6/15/16	414
EUR	75,978	USD	82,928	Citibank, N.A.	6/15/16	3,842
EUR	668,618	USD	734,700	Citibank, N.A.	6/15/16	28,891
EUR	839,487	USD	922,457	Citibank, N.A.	6/15/16	36,274
EUR	1,637,864	USD	1,823,558	Citibank, N.A.	6/15/16	46,954
EUR	240,000	USD	271,229	Citibank, N.A.	6/15/16	2,861
EUR	121,729	USD	137,228	Citibank, N.A.	6/15/16	1,792
EUR	107,121	USD	120,760	Citibank, N.A.	6/15/16	1,577
EUR	348,450	USD	380,326	Citibank, N.A.	6/15/16	17,619
EUR	170,000	USD	190,961	Citibank, N.A.	6/15/16	3,186
EUR	450,000	USD	506,861	Citibank, N.A.	6/15/16	7,059
EUR	220,000	USD	249,823	Citibank, N.A.	6/15/16	1,427
EUR	310,000	USD	352,486	Citibank, N.A.	6/15/16	1,548
EUR	3,760,000	USD	4,191,377	HSBC Bank PLC	6/15/16	102,708
EUR	240,000	USD	271,432	HSBC Bank PLC	6/15/16	2,658
EUR	200,000	USD	219,540	HSBC Bank PLC	6/15/16	8,869

20	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	350,000	USD	392,876	HSBC Bank PLC	6/15/16	$6,840
EUR	240,000	USD	264,057	Morgan Stanley & Co. International PLC	6/15/16	10,033
EUR	1,307,136	USD	1,455,019	Morgan Stanley & Co. International PLC	6/15/16	37,788
EUR	240,000	USD	269,118	Morgan Stanley & Co. International PLC	6/15/16	4,972
EUR	190,000	USD	213,052	Morgan Stanley & Co. International PLC	6/15/16	3,936
EUR	620,000	USD	674,445	UBS AG	6/15/16	33,622
EUR	2,464,102	USD	2,680,487	UBS AG	6/15/16	133,626
EUR	193,676	USD	212,826	UBS AG	6/15/16	8,360
EUR	154,255	USD	169,508	UBS AG	6/15/16	6,658
GBP	207,876	USD	292,371	Barclays Bank PLC	6/15/16	6,476
GBP	105,000	USD	148,546	Barclays Bank PLC	6/15/16	2,405
GBP	58,480	USD	83,264	Barclays Bank PLC	6/15/16	808
GBP	390,000	USD	550,593	Barclays Bank PLC	6/15/16	10,080
GBP	130,000	USD	185,695	Barclays Bank PLC	6/15/16	1,196
GBP	350,000	USD	494,523	Citibank, N.A.	6/15/16	8,644
GBP	380,000	USD	536,911	Citibank, N.A.	6/15/16	9,385
GBP	770,000	USD	1,098,621	Citibank, N.A.	6/15/16	8,347
GBP	280,000	USD	404,222	Citibank, N.A.	6/15/16	(1,688)
GBP	121,520	USD	173,175	Credit Suisse International	6/15/16	1,526
GBP	35,000	USD	48,733	HSBC Bank PLC	6/15/16	1,584
GBP	20,000	USD	27,847	HSBC Bank PLC	6/15/16	905
GBP	335,000	USD	467,231	HSBC Bank PLC	6/15/16	14,372
GBP	160,000	USD	223,155	HSBC Bank PLC	6/15/16	6,864
GBP	105,000	USD	148,522	HSBC Bank PLC	6/15/16	2,428
GBP	2,280,000	USD	3,235,794	HSBC Bank PLC	6/15/16	41,982
GBP	150,000	USD	212,574	HSBC Bank PLC	6/15/16	3,069
GBP	292,124	USD	411,082	Morgan Stanley & Co. International PLC	6/15/16	8,882
GBP	2,590,000	USD	3,631,781	Morgan Stanley & Co. International PLC	6/15/16	91,658
HUF	6,246,001	EUR	20,130	Bank Of America, N.A.	6/15/16	(362)
HUF	456,000,000	EUR	1,463,649	Barclays Bank PLC	6/15/16	(19,556)
HUF	190,000,000	EUR	608,078	Barclays Bank PLC	6/15/16	(6,120)
HUF	31,000,000	EUR	99,647	Barclays Bank PLC	6/15/16	(1,495)
HUF	214,000,000	EUR	691,281	BNP Paribas S.A.	6/15/16	(14,195)
HUF	209,000,000	EUR	670,237	BNP Paribas S.A.	6/15/16	(8,275)
HUF	57,000,000	EUR	183,138	BNP Paribas S.A.	6/15/16	(2,653)
HUF	42,000,000	EUR	134,834	Citibank, N.A.	6/15/16	(1,829)
HUF	33,424,387	EUR	107,303	Citibank, N.A.	6/15/16	(1,455)
HUF	68,769,237	EUR	221,322	Citibank, N.A.	6/15/16	(3,622)
HUF	31,358,879	EUR	99,847	Citibank, N.A.	6/15/16	(423)
HUF	31,998,771	EUR	101,461	Citibank, N.A.	6/15/16	53
HUF	122,703,437	EUR	395,334	Credit Suisse International	6/15/16	(6,959)
HUF	119,596,804	EUR	380,344	Credit Suisse International	6/15/16	(1,094)
HUF	100,063,558	EUR	317,338	Credit Suisse International	6/15/16	96
HUF	31,575,613	EUR	101,386	Deutsche Bank AG	6/15/16	(1,395)
HUF	156,281,325	EUR	502,998	Deutsche Bank AG	6/15/16	(8,270)
HUF	127,937,671	EUR	405,868	Deutsche Bank AG	6/15/16	(27)
HUF	62,699,747	EUR	199,512	HSBC Bank PLC	6/15/16	(703)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	31,344,570	EUR	99,756	JPMorgan Chase Bank, N.A.	6/15/16	$(371)
HUF	63,240,000	USD	221,321	Barclays Bank PLC	6/15/16	7,785
HUF	4,579,659	USD	16,215	Barclays Bank PLC	6/15/16	376
HUF	57,960,000	USD	204,545	Barclays Bank PLC	6/15/16	5,432
HUF	33,810,000	USD	119,318	Barclays Bank PLC	6/15/16	3,169
HUF	5,366,724	USD	19,283	Barclays Bank PLC	6/15/16	160
HUF	98,000,000	USD	342,119	Citibank, N.A.	6/15/16	12,915
HUF	172,000,000	USD	600,454	Citibank, N.A.	6/15/16	22,667
HUF	29,760,000	USD	104,340	Credit Suisse International	6/15/16	3,474
HUF	45,616,764	USD	161,393	Credit Suisse International	6/15/16	3,868
HUF	8,117,581	USD	28,654	Credit Suisse International	6/15/16	754
HUF	8,388,167	USD	29,609	Credit Suisse International	6/15/16	779
HUF	83,455,054	USD	301,770	Credit Suisse International	6/15/16	570
HUF	15,566,746	USD	56,289	Credit Suisse International	6/15/16	106
HUF	63,236,687	USD	224,004	Deutsche Bank AG	6/15/16	5,090
HUF	26,040,000	USD	91,959	Deutsche Bank AG	6/15/16	2,379
HUF	15,190,000	USD	53,642	Deutsche Bank AG	6/15/16	1,388
HUF	55,000,000	USD	197,060	Deutsche Bank AG	6/15/16	2,194
HUF	21,882,419	USD	77,317	Deutsche Bank AG	6/15/16	1,959
HUF	22,611,833	USD	79,894	Deutsche Bank AG	6/15/16	2,024
HUF	18,027,028	USD	64,788	Deutsche Bank AG	6/15/16	520
HUF	40,217,309	USD	145,775	Deutsche Bank AG	6/15/16	(76)
HUF	7,501,674	USD	27,191	Deutsche Bank AG	6/15/16	(14)
HUF	137,000,000	USD	494,763	Deutsche Bank AG	6/15/16	1,560
HUF	20,763,313	USD	73,583	JPMorgan Chase Bank, N.A.	6/15/16	1,638
HUF	22,898,293	USD	81,073	JPMorgan Chase Bank, N.A.	6/15/16	1,882
HUF	3,606,249	USD	12,959	JPMorgan Chase Bank, N.A.	6/15/16	106
HUF	10,891,394	USD	39,432	JPMorgan Chase Bank, N.A.	6/15/16	25
HUF	58,389,974	USD	211,399	JPMorgan Chase Bank, N.A.	6/15/16	136
HUF	45,905,284	USD	162,147	UBS AG	6/15/16	4,159
HUF	10,937,663	USD	39,637	UBS AG	6/15/16	(12)
HUF	2,040,186	USD	7,393	UBS AG	6/15/16	(2)
IDR	1,310,000,000	USD	98,831	Goldman Sachs International	6/15/16	(1,148)
IDR	1,190,000,000	USD	87,532	HSBC Bank PLC	6/15/16	1,202
IDR	5,250,000,000	USD	386,171	HSBC Bank PLC	6/15/16	5,305
IDR	1,600,000,000	USD	118,871	HSBC Bank PLC	6/15/16	436
IDR	3,380,000,000	USD	252,994	HSBC Bank PLC	6/15/16	(958)
IDR	1,770,000,000	USD	131,794	UBS AG	6/15/16	189
IDR	11,080,000,000	USD	828,102	UBS AG	6/15/16	(1,900)
IDR	9,940,000,000	USD	732,768	UBS AG	6/15/16	8,427
IDR	4,330,000,000	USD	319,204	UBS AG	6/15/16	3,671
ILS	139,585	USD	36,042	Bank Of America, N.A.	6/15/16	1,147
ILS	320,225	USD	82,684	Bank Of America, N.A.	6/15/16	2,632
ILS	660,557	USD	170,128	Bank Of America, N.A.	6/15/16	5,859
ILS	194,281	USD	50,038	Bank Of America, N.A.	6/15/16	1,723
ILS	499,076	USD	130,090	Bank Of America, N.A.	6/15/16	2,876
ILS	1,106,366	USD	295,007	Bank Of America, N.A.	6/15/16	(246)
ILS	1,178,733	USD	308,846	Bank Of America, N.A.	6/15/16	5,195
ILS	442,594	USD	118,053	Barclays Bank PLC	6/15/16	(136)
ILS	221,303	USD	59,003	Citibank, N.A.	6/15/16	(43)
ILS	1,451,516	USD	372,148	Citibank, N.A.	6/15/16	14,569
ILS	2,243	USD	578	Citibank, N.A.	6/15/16	20
ILS	7,628	USD	1,964	Citibank, N.A.	6/15/16	68

22	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	984,679	USD	256,917	Citibank, N.A.	6/15/16	$5,424
ILS	1,282,088	USD	330,656	Credit Suisse International	6/15/16	10,922
ILS	558,859	USD	144,132	Credit Suisse International	6/15/16	4,761
ILS	1,050,000	USD	270,769	Credit Suisse International	6/15/16	8,975
ILS	800,000	USD	206,300	Credit Suisse International	6/15/16	6,838
ILS	1,031,816	USD	264,542	Credit Suisse International	6/15/16	10,357
ILS	303,475	USD	77,806	Credit Suisse International	6/15/16	3,046
ILS	700,000	USD	179,873	Credit Suisse International	6/15/16	6,623
ILS	800,000	USD	206,617	Credit Suisse International	6/15/16	6,521
ILS	350,000	USD	90,395	Credit Suisse International	6/15/16	2,853
ILS	400,000	USD	104,025	Credit Suisse International	6/15/16	2,544
ILS	350,000	USD	90,914	Credit Suisse International	6/15/16	2,334
ILS	1,200,000	USD	308,527	Credit Suisse International	6/15/16	11,181
ILS	1,221,001	USD	317,717	Credit Suisse International	6/15/16	7,586
ILS	2,484,083	USD	647,207	Credit Suisse International	6/15/16	14,610
ILS	1,224,104	USD	319,461	Credit Suisse International	6/15/16	6,668
ILS	1,007,175	USD	261,740	Credit Suisse International	6/15/16	6,595
ILS	2,896,075	USD	757,704	Credit Suisse International	6/15/16	13,877
ILS	140,694	USD	37,282	Credit Suisse International	6/15/16	202
ILS	1,107,962	USD	293,592	Credit Suisse International	6/15/16	1,594
ILS	1,900,000	USD	489,471	Deutsche Bank AG	6/15/16	16,732
ILS	158,446	USD	42,242	Deutsche Bank AG	6/15/16	(28)
ILS	1,000,000	USD	258,031	Goldman Sachs International	6/15/16	8,392
ILS	7,650,000	USD	1,973,939	Goldman Sachs International	6/15/16	64,196
ILS	750,000	USD	193,523	Goldman Sachs International	6/15/16	6,294
ILS	56,123	USD	14,367	HSBC Bank PLC	6/15/16	586
ILS	2,300,000	USD	589,483	HSBC Bank PLC	6/15/16	23,290
ILS	729,924	USD	190,311	HSBC Bank PLC	6/15/16	4,158
ILS	2,065,917	USD	538,944	HSBC Bank PLC	6/15/16	11,464
ILS	2,041,217	USD	532,386	HSBC Bank PLC	6/15/16	11,441
ILS	4,026,843	USD	1,047,395	HSBC Bank PLC	6/15/16	25,448
ILS	1,475,193	USD	386,056	HSBC Bank PLC	6/15/16	6,969
ILS	1,632,951	USD	432,887	HSBC Bank PLC	6/15/16	2,169
ILS	207,359	USD	54,970	HSBC Bank PLC	6/15/16	275
ILS	151,556	USD	39,132	JPMorgan Chase Bank, N.A.	6/15/16	1,246
ILS	347,687	USD	89,772	JPMorgan Chase Bank, N.A.	6/15/16	2,859
ILS	542,362	USD	138,976	JPMorgan Chase Bank, N.A.	6/15/16	5,522
ILS	409,087	USD	108,218	JPMorgan Chase Bank, N.A.	6/15/16	772
ILS	51,948	USD	13,742	JPMorgan Chase Bank, N.A.	6/15/16	98
ILS	1,665,982	USD	433,226	Morgan Stanley & Co. International PLC	6/15/16	10,630
ILS	221,291	USD	58,998	UBS AG	6/15/16	(41)
INR	75,200,000	USD	1,095,332	Bank Of America, N.A.	6/15/16	25,597
INR	7,200,000	USD	107,591	Bank Of America, N.A.	6/15/16	(268)
INR	28,300,000	USD	417,897	Barclays Bank PLC	6/15/16	3,942
INR	34,900,000	USD	515,357	Barclays Bank PLC	6/15/16	4,861
INR	33,100,000	USD	481,266	Citibank, N.A.	6/15/16	12,122
INR	75,200,000	USD	1,096,290	Citibank, N.A.	6/15/16	24,639
INR	14,500,000	USD	211,741	Citibank, N.A.	6/15/16	4,396
INR	6,700,000	USD	97,839	Citibank, N.A.	6/15/16	2,031
INR	15,900,000	USD	232,185	Citibank, N.A.	6/15/16	4,820
INR	27,000,000	USD	396,185	Deutsche Bank AG	6/15/16	6,276
INR	11,200,000	USD	164,973	Goldman Sachs International	6/15/16	1,974

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	23

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	14,300,000	USD	210,635	Goldman Sachs International	6/15/16	$2,520
INR	17,400,000	USD	257,358	Goldman Sachs International	6/15/16	2,005
INR	18,700,000	USD	276,586	Goldman Sachs International	6/15/16	2,155
INR	17,669,540	USD	258,249	HSBC Bank PLC	6/15/16	5,132
INR	2,864,886	USD	41,872	HSBC Bank PLC	6/15/16	832
INR	24,747,882	USD	361,703	HSBC Bank PLC	6/15/16	7,188
INR	24,399,228	USD	356,607	HSBC Bank PLC	6/15/16	7,087
INR	1,490,114	USD	21,782	HSBC Bank PLC	6/15/16	430
INR	9,190,460	USD	134,343	HSBC Bank PLC	6/15/16	2,650
INR	12,690,772	USD	185,509	HSBC Bank PLC	6/15/16	3,659
INR	12,872,118	USD	188,160	HSBC Bank PLC	6/15/16	3,711
INR	29,600,000	USD	433,192	HSBC Bank PLC	6/15/16	8,025
INR	28,100,000	USD	411,240	HSBC Bank PLC	6/15/16	7,618
INR	6,500,000	USD	95,127	HSBC Bank PLC	6/15/16	1,762
INR	21,600,000	USD	316,113	HSBC Bank PLC	6/15/16	5,856
INR	9,800,000	USD	143,422	HSBC Bank PLC	6/15/16	2,657
INR	68,112,607	USD	999,745	HSBC Bank PLC	6/15/16	15,539
INR	7,073,232	USD	103,820	HSBC Bank PLC	6/15/16	1,614
INR	228,200,000	USD	3,333,820	HSBC Bank PLC	6/15/16	67,721
INR	6,900,000	USD	102,389	HSBC Bank PLC	6/15/16	462
INR	8,300,000	USD	123,164	HSBC Bank PLC	6/15/16	556
INR	21,400,000	USD	313,553	HSBC Bank PLC	6/15/16	5,435
INR	16,600,000	USD	243,223	HSBC Bank PLC	6/15/16	4,216
INR	39,200,000	USD	574,359	HSBC Bank PLC	6/15/16	9,955
INR	55,500,000	USD	813,187	HSBC Bank PLC	6/15/16	14,094
INR	36,889,972	USD	546,146	HSBC Bank PLC	6/15/16	3,735
INR	9,414,362	USD	139,377	HSBC Bank PLC	6/15/16	953
INR	10,700,000	USD	159,606	HSBC Bank PLC	6/15/16	(112)
INR	35,700,000	USD	532,518	HSBC Bank PLC	6/15/16	(375)
INR	35,210,028	USD	521,630	JPMorgan Chase Bank, N.A.	6/15/16	3,209
INR	8,985,638	USD	133,121	JPMorgan Chase Bank, N.A.	6/15/16	819
INR	7,000,000	USD	102,639	Morgan Stanley & Co. International PLC	6/15/16	1,702
INR	46,900,000	USD	687,683	Morgan Stanley & Co. International PLC	6/15/16	11,406
INR	19,110,000	USD	279,427	UBS AG	6/15/16	5,426
INR	13,840,000	USD	202,369	UBS AG	6/15/16	3,930
INR	2,245,000	USD	32,826	UBS AG	6/15/16	637
INR	19,380,000	USD	283,375	UBS AG	6/15/16	5,503
INR	6,426,768	USD	94,317	UBS AG	6/15/16	1,480
INR	61,887,393	USD	908,239	UBS AG	6/15/16	14,252
INR	18,700,000	USD	276,137	UBS AG	6/15/16	2,604
INR	17,400,000	USD	256,940	UBS AG	6/15/16	2,423
JPY	41,000,000	USD	368,858	Citibank, N.A.	6/15/16	(3,325)
JPY	26,000,000	USD	231,263	Citibank, N.A.	6/15/16	538
JPY	21,000,000	USD	188,376	Citibank, N.A.	6/15/16	(1,152)
JPY	30,000,000	USD	266,319	Goldman Sachs International	6/15/16	1,144
JPY	243,000,000	USD	2,158,534	HSBC Bank PLC	6/15/16	7,914
JPY	29,000,000	USD	260,887	HSBC Bank PLC	6/15/16	(2,339)
KRW	115,000,000	USD	98,763	Bank Of America, N.A.	6/15/16	1,611
KRW	311,593,924	USD	266,547	Barclays Bank PLC	6/15/16	5,417
KRW	109,136,958	USD	93,359	Barclays Bank PLC	6/15/16	1,897
KRW	116,197,811	USD	99,626	Barclays Bank PLC	6/15/16	1,794

24	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	21,809,435	USD	18,699	Barclays Bank PLC	6/15/16	$337
KRW	87,320,169	USD	72,471	Citibank, N.A.	6/15/16	3,744
KRW	68,218,882	USD	56,618	Citibank, N.A.	6/15/16	2,925
KRW	139,166,519	USD	115,500	Citibank, N.A.	6/15/16	5,967
KRW	315,000,000	USD	263,673	Citibank, N.A.	6/15/16	11,264
KRW	130,000,000	USD	108,818	Citibank, N.A.	6/15/16	4,649
KRW	232,679,831	USD	193,208	Deutsche Bank AG	6/15/16	9,880
KRW	370,833,481	USD	307,925	Deutsche Bank AG	6/15/16	15,746
KRW	181,781,118	USD	150,943	Deutsche Bank AG	6/15/16	7,718
KRW	320,000,000	USD	265,054	Deutsche Bank AG	6/15/16	14,247
KRW	575,000,000	USD	476,269	Deutsche Bank AG	6/15/16	25,601
KRW	405,000,000	USD	335,459	Deutsche Bank AG	6/15/16	18,032
KRW	2,255,000,000	USD	1,867,804	Deutsche Bank AG	6/15/16	100,400
KRW	495,000,000	USD	415,530	Goldman Sachs International	6/15/16	16,515
KRW	547,250,000	USD	459,391	Goldman Sachs International	6/15/16	18,258
KRW	510,000,000	USD	414,196	HSBC Bank PLC	6/15/16	30,941
KRW	425,000,000	USD	349,564	HSBC Bank PLC	6/15/16	21,384
KRW	352,500,000	USD	289,885	HSBC Bank PLC	6/15/16	17,783
KRW	107,500,000	USD	88,405	HSBC Bank PLC	6/15/16	5,423
KRW	230,000,000	USD	189,145	HSBC Bank PLC	6/15/16	11,603
KRW	100,000,000	USD	82,237	HSBC Bank PLC	6/15/16	5,045
KRW	447,750,000	USD	374,984	HSBC Bank PLC	6/15/16	15,820
KRW	405,000,000	USD	339,182	HSBC Bank PLC	6/15/16	14,309
KRW	443,806,492	USD	373,265	HSBC Bank PLC	6/15/16	14,097
KRW	693,067,673	USD	582,907	HSBC Bank PLC	6/15/16	22,015
KRW	812,500,000	USD	698,805	HSBC Bank PLC	6/15/16	10,360
KRW	152,500,000	USD	131,160	HSBC Bank PLC	6/15/16	1,945
KRW	108,886,814	USD	93,374	HSBC Bank PLC	6/15/16	1,665
KRW	580,134,664	USD	497,483	HSBC Bank PLC	6/15/16	8,869
KRW	280,000,000	USD	239,541	HSBC Bank PLC	6/15/16	4,848
KRW	395,000,000	USD	339,931	HSBC Bank PLC	6/15/16	4,832
KRW	595,000,000	USD	509,461	HSBC Bank PLC	6/15/16	9,865
KRW	515,000,000	USD	450,372	HSBC Bank PLC	6/15/16	(870)
KRW	165,000,000	USD	144,294	HSBC Bank PLC	6/15/16	(279)
KRW	215,000,000	USD	184,775	JPMorgan Chase Bank, N.A.	6/15/16	2,881
KRW	325,000,000	USD	279,310	JPMorgan Chase Bank, N.A.	6/15/16	4,355
KRW	410,000,000	USD	352,361	JPMorgan Chase Bank, N.A.	6/15/16	5,495
KRW	470,000,000	USD	388,269	Morgan Stanley & Co. International PLC	6/15/16	21,955
KRW	750,000,000	USD	619,579	Morgan Stanley & Co. International PLC	6/15/16	35,035
KRW	525,000,000	USD	433,705	Morgan Stanley & Co. International PLC	6/15/16	24,524
KRW	230,000,000	USD	189,207	Morgan Stanley & Co. International PLC	6/15/16	11,541
KRW	107,500,000	USD	88,434	Morgan Stanley & Co. International PLC	6/15/16	5,394
KRW	100,000,000	USD	82,264	Morgan Stanley & Co. International PLC	6/15/16	5,018
KRW	352,500,000	USD	289,980	Morgan Stanley & Co. International PLC	6/15/16	17,688
KRW	286,193,508	USD	240,487	Morgan Stanley & Co. International PLC	6/15/16	9,307

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	25

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	446,932,327	USD	375,556	Morgan Stanley & Co. International PLC	6/15/16	$14,535
KRW	370,000,000	USD	308,784	Morgan Stanley & Co. International PLC	6/15/16	14,159
KRW	745,000,000	USD	621,740	Morgan Stanley & Co. International PLC	6/15/16	28,509
KRW	290,000,000	USD	242,020	Morgan Stanley & Co. International PLC	6/15/16	11,098
KRW	2,225,000,000	USD	1,856,875	Morgan Stanley & Co. International PLC	6/15/16	85,145
KRW	21,803,751	USD	18,699	Morgan Stanley & Co. International PLC	6/15/16	332
KRW	116,167,525	USD	99,626	Morgan Stanley & Co. International PLC	6/15/16	1,767
KRW	570,000,000	USD	496,408	Morgan Stanley & Co. International PLC	6/15/16	1,099
KRW	105,000,000	USD	91,444	Morgan Stanley & Co. International PLC	6/15/16	202
KRW	235,863,042	USD	201,575	State Street Bank and Trust Co.	6/15/16	4,290
KRW	673,406,076	USD	575,512	State Street Bank and Trust Co.	6/15/16	12,249
KRW	245,000,000	USD	202,530	UBS AG	6/15/16	11,311
KRW	655,000,000	USD	541,457	UBS AG	6/15/16	30,239
KRW	665,000,000	USD	549,723	UBS AG	6/15/16	30,701
KRW	440,000,000	USD	376,874	UBS AG	6/15/16	7,166
MXN	8,045,429	USD	446,973	Bank Of America, N.A.	6/15/16	19,457
MXN	1,715,491	USD	95,835	Bank Of America, N.A.	6/15/16	3,620
MXN	2,042,251	USD	114,089	Bank Of America, N.A.	6/15/16	4,310
MXN	13,600,000	USD	753,308	Bank Of America, N.A.	6/15/16	35,146
MXN	8,046,204	USD	446,981	Barclays Bank PLC	6/15/16	19,494
MXN	22,100,000	USD	1,229,895	Barclays Bank PLC	6/15/16	51,344
MXN	1,900,000	USD	106,312	BNP Paribas S.A.	6/15/16	3,840
MXN	6,700,000	USD	374,889	BNP Paribas S.A.	6/15/16	13,541
MXN	5,000,000	USD	279,768	BNP Paribas S.A.	6/15/16	10,105
MXN	5,900,000	USD	331,789	BNP Paribas S.A.	6/15/16	10,261
MXN	2,600,000	USD	146,212	BNP Paribas S.A.	6/15/16	4,522
MXN	5,100,000	USD	282,252	Citibank, N.A.	6/15/16	13,418
MXN	7,608,367	USD	422,596	Citibank, N.A.	6/15/16	18,495
MXN	918,052	USD	51,323	Citibank, N.A.	6/15/16	1,901
MXN	771,164	USD	43,111	Citibank, N.A.	6/15/16	1,597
MXN	7,200,000	USD	401,741	Citibank, N.A.	6/15/16	15,676
MXN	7,100,000	USD	396,161	Citibank, N.A.	6/15/16	15,459
MXN	52,700,000	USD	2,923,928	Citibank, N.A.	6/15/16	131,332
MXN	3,200,000	USD	177,544	Citibank, N.A.	6/15/16	7,975
MXN	5,100,000	USD	282,961	Citibank, N.A.	6/15/16	12,710
MXN	5,300,000	USD	293,012	Citibank, N.A.	6/15/16	14,253
MXN	8,900,000	USD	511,763	Citibank, N.A.	6/15/16	4,211
MXN	1,850,000	USD	106,378	Citibank, N.A.	6/15/16	875
MXN	784,591	USD	43,773	Deutsche Bank AG	6/15/16	1,713
MXN	3,362,531	USD	187,598	Deutsche Bank AG	6/15/16	7,343
MXN	504,380	USD	28,140	Deutsche Bank AG	6/15/16	1,101
MXN	8,900,000	USD	512,363	Deutsche Bank AG	6/15/16	3,611
MXN	1,850,000	USD	106,502	Deutsche Bank AG	6/15/16	751
MXN	2,900,000	USD	167,807	Deutsche Bank AG	6/15/16	320

26	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	28,250,000	USD	1,562,137	Goldman Sachs International	6/15/16	$75,645
MXN	4,250,000	USD	235,012	Goldman Sachs International	6/15/16	11,380
MXN	21,600,000	USD	1,194,413	Goldman Sachs International	6/15/16	57,838
MXN	15,450,000	USD	854,337	Goldman Sachs International	6/15/16	41,370
MXN	2,039,696	USD	114,088	Goldman Sachs International	6/15/16	4,163
MXN	1,713,345	USD	95,834	Goldman Sachs International	6/15/16	3,497
MXN	9,200,000	USD	511,486	HSBC Bank PLC	6/15/16	21,880
MXN	615,409	USD	34,322	JPMorgan Chase Bank, N.A.	6/15/16	1,357
MXN	395,620	USD	22,064	JPMorgan Chase Bank, N.A.	6/15/16	872
MXN	2,637,469	USD	147,092	JPMorgan Chase Bank, N.A.	6/15/16	5,814
MXN	5,100,000	USD	289,689	JPMorgan Chase Bank, N.A.	6/15/16	5,981
MXN	4,250,000	USD	236,387	Morgan Stanley & Co. International PLC	6/15/16	10,005
MXN	28,250,000	USD	1,571,278	Morgan Stanley & Co. International PLC	6/15/16	66,504
MXN	15,450,000	USD	859,336	Morgan Stanley & Co. International PLC	6/15/16	36,371
MXN	21,600,000	USD	1,201,402	Morgan Stanley & Co. International PLC	6/15/16	50,849
MXN	6,200,000	USD	353,246	Morgan Stanley & Co. International PLC	6/15/16	6,196
MXN	3,300,000	USD	188,018	Morgan Stanley & Co. International PLC	6/15/16	3,298
MYR	750,000	USD	187,289	Barclays Bank PLC	6/15/16	3,857
MYR	175,885	USD	42,078	Deutsche Bank AG	6/15/16	2,749
MYR	373,755	USD	89,415	Deutsche Bank AG	6/15/16	5,841
MYR	263,827	USD	63,117	Deutsche Bank AG	6/15/16	4,123
MYR	400,000	USD	96,455	Deutsche Bank AG	6/15/16	5,489
MYR	3,150,000	USD	759,585	Deutsche Bank AG	6/15/16	43,229
MYR	950,000	USD	231,481	Deutsche Bank AG	6/15/16	10,637
MYR	850,000	USD	207,115	Deutsche Bank AG	6/15/16	9,517
MYR	2,000,000	USD	487,329	Deutsche Bank AG	6/15/16	22,394
MYR	3,370,000	USD	810,096	Deutsche Bank AG	6/15/16	48,788
MYR	1,050,000	USD	259,067	Deutsche Bank AG	6/15/16	8,537
MYR	1,750,000	USD	431,779	Deutsche Bank AG	6/15/16	14,229
MYR	1,600,000	USD	395,746	Deutsche Bank AG	6/15/16	12,033
MYR	850,000	USD	210,240	Deutsche Bank AG	6/15/16	6,393
MYR	1,250,000	USD	318,390	Deutsche Bank AG	6/15/16	187
MYR	800,000	USD	203,770	Deutsche Bank AG	6/15/16	120
MYR	224,115	USD	53,693	HSBC Bank PLC	6/15/16	3,425
MYR	336,173	USD	80,540	HSBC Bank PLC	6/15/16	5,138
MYR	476,245	USD	114,098	HSBC Bank PLC	6/15/16	7,279
MYR	850,000	USD	206,201	HSBC Bank PLC	6/15/16	10,432
MYR	1,200,000	USD	291,107	HSBC Bank PLC	6/15/16	14,727
MYR	2,600,000	USD	633,349	HSBC Bank PLC	6/15/16	29,291
MYR	400,000	USD	97,438	HSBC Bank PLC	6/15/16	4,506
MYR	450,000	USD	115,022	HSBC Bank PLC	6/15/16	(334)
MYR	1,300,000	USD	319,725	JPMorgan Chase Bank, N.A.	6/15/16	11,596
MYR	2,150,000	USD	520,644	Morgan Stanley & Co. International PLC	6/15/16	27,309
MYR	1,300,000	USD	316,302	Morgan Stanley & Co. International PLC	6/15/16	15,019

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	27

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	3,800,000	USD	924,574	Morgan Stanley & Co. International PLC	6/15/16	$43,900
MYR	2,500,000	USD	625,782	Morgan Stanley & Co. International PLC	6/15/16	11,372
MYR	1,600,000	USD	400,300	Morgan Stanley & Co. International PLC	6/15/16	7,478
NOK	2,900,000	USD	339,453	Citibank, N.A.	6/15/16	11,032
NOK	2,800,000	USD	326,691	Citibank, N.A.	6/15/16	11,708
NOK	208,637	USD	24,532	Citibank, N.A.	6/15/16	684
NOK	191,251	USD	22,487	Citibank, N.A.	6/15/16	627
NOK	452,047	USD	53,152	Citibank, N.A.	6/15/16	1,481
NOK	1,800,000	USD	216,608	Citibank, N.A.	6/15/16	934
NOK	1,700,000	USD	198,089	Credit Suisse International	6/15/16	7,368
NOK	2,500,000	USD	296,110	Credit Suisse International	6/15/16	6,032
NOK	2,300,000	USD	272,421	Credit Suisse International	6/15/16	5,549
NOK	908,749	USD	106,913	Credit Suisse International	6/15/16	2,916
NOK	991,363	USD	116,632	Credit Suisse International	6/15/16	3,181
NOK	2,147,953	USD	252,703	Credit Suisse International	6/15/16	6,892
NOK	5,200,000	USD	616,176	Credit Suisse International	6/15/16	12,279
NOK	19,200,000	USD	2,245,993	Deutsche Bank AG	6/15/16	74,457
NOK	2,000,000	USD	237,643	Deutsche Bank AG	6/15/16	4,071
NOK	700,000	USD	83,990	Goldman Sachs International	6/15/16	609
NOK	9,000,000	USD	1,036,960	HSBC Bank PLC	6/15/16	50,751
NOK	9,000,000	USD	1,056,745	JPMorgan Chase Bank, N.A.	6/15/16	30,966
NZD	500,164	USD	346,301	Bank Of America, N.A.	6/15/16	(316)
NZD	270,000	USD	181,328	Citibank, N.A.	6/15/16	5,442
NZD	328,681	USD	220,664	Citibank, N.A.	6/15/16	6,699
NZD	257,228	USD	172,693	Citibank, N.A.	6/15/16	5,242
NZD	25,152	USD	16,911	Citibank, N.A.	6/15/16	488
NZD	32,139	USD	21,608	Citibank, N.A.	6/15/16	623
NZD	618,213	USD	411,651	Citibank, N.A.	6/15/16	15,993
NZD	466,470	USD	310,609	Citibank, N.A.	6/15/16	12,068
NZD	740,000	USD	497,433	Citibank, N.A.	6/15/16	14,456
NZD	720,344	USD	485,938	Citibank, N.A.	6/15/16	12,354
NZD	251,441	USD	169,620	Citibank, N.A.	6/15/16	4,312
NZD	80,000	USD	53,735	Citibank, N.A.	6/15/16	1,604
NZD	780,000	USD	523,917	Citibank, N.A.	6/15/16	15,642
NZD	1,250,000	USD	839,611	Citibank, N.A.	6/15/16	25,067
NZD	109,836	USD	76,167	Citibank, N.A.	6/15/16	(189)
NZD	297,478	USD	197,860	Credit Suisse International	6/15/16	7,918
NZD	290,980	USD	193,656	Credit Suisse International	6/15/16	7,628
NZD	219,558	USD	146,122	Credit Suisse International	6/15/16	5,755
NZD	400,000	USD	275,900	Credit Suisse International	6/15/16	797
NZD	980,000	USD	643,542	Goldman Sachs International	6/15/16	34,366
NZD	1,730,000	USD	1,136,048	Goldman Sachs International	6/15/16	60,667
NZD	2,640,000	USD	1,733,622	Goldman Sachs International	6/15/16	92,578
NZD	915,000	USD	600,858	Goldman Sachs International	6/15/16	32,087
NZD	905,948	USD	609,612	Goldman Sachs International	6/15/16	17,070
NZD	190,807	USD	127,016	Goldman Sachs International	6/15/16	4,973
NZD	143,972	USD	95,839	Goldman Sachs International	6/15/16	3,752
NZD	326,881	USD	217,613	HSBC Bank PLC	6/15/16	8,505
NZD	423,032	USD	282,861	HSBC Bank PLC	6/15/16	9,768
NZD	440,000	USD	290,987	HSBC Bank PLC	6/15/16	13,380

28	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	56,968	USD	38,089	JPMorgan Chase Bank, N.A.	6/15/16	$1,318
NZD	77,620	USD	52,127	JPMorgan Chase Bank, N.A.	6/15/16	1,566
NZD	99,181	USD	66,607	JPMorgan Chase Bank, N.A.	6/15/16	2,001
NZD	1,730,000	USD	1,136,575	JPMorgan Chase Bank, N.A.	6/15/16	60,139
NZD	915,000	USD	601,137	JPMorgan Chase Bank, N.A.	6/15/16	31,808
NZD	980,000	USD	643,840	JPMorgan Chase Bank, N.A.	6/15/16	34,067
NZD	2,640,000	USD	1,734,427	JPMorgan Chase Bank, N.A.	6/15/16	91,773
NZD	33,119	USD	22,016	Morgan Stanley & Co. International PLC	6/15/16	893
NZD	290,000	USD	192,716	Morgan Stanley & Co. International PLC	6/15/16	7,890
NZD	169,384	USD	112,645	Morgan Stanley & Co. International PLC	6/15/16	4,525
NZD	118,559	USD	79,866	Morgan Stanley & Co. International PLC	6/15/16	2,146
NZD	339,657	USD	228,806	Morgan Stanley & Co. International PLC	6/15/16	6,149
NZD	940,000	USD	627,818	Morgan Stanley & Co. International PLC	6/15/16	22,419
NZD	430,000	USD	287,194	Morgan Stanley & Co. International PLC	6/15/16	10,256
NZD	310,000	USD	207,047	Morgan Stanley & Co. International PLC	6/15/16	7,394
NZD	1,114,053	USD	750,334	UBS AG	6/15/16	20,303
NZD	333,138	USD	221,479	UBS AG	6/15/16	8,966
PHP	19,000,000	USD	408,602	Bank Of America, N.A.	6/15/16	2,352
PHP	11,600,000	USD	249,462	Bank Of America, N.A.	6/15/16	1,436
PHP	23,400,000	USD	496,194	Barclays Bank PLC	6/15/16	9,929
PHP	41,200,000	USD	863,551	Citibank, N.A.	6/15/16	27,572
PHP	156,450,000	USD	3,279,187	Citibank, N.A.	6/15/16	104,699
PHP	66,600,000	USD	1,395,934	Citibank, N.A.	6/15/16	44,570
PHP	28,200,000	USD	596,545	Citibank, N.A.	6/15/16	13,398
PHP	6,300,000	USD	134,386	Deutsche Bank AG	6/15/16	1,878
PHP	23,100,000	USD	492,747	Deutsche Bank AG	6/15/16	6,887
PHP	12,900,000	USD	279,281	Deutsche Bank AG	6/15/16	(265)
PHP	19,600,000	USD	424,334	Deutsche Bank AG	6/15/16	(402)
PHP	23,500,000	USD	501,079	HSBC Bank PLC	6/15/16	7,207
PHP	22,500,000	USD	479,756	HSBC Bank PLC	6/15/16	6,900
PHP	17,400,000	USD	373,631	HSBC Bank PLC	6/15/16	2,717
PHP	15,200,000	USD	326,671	HSBC Bank PLC	6/15/16	2,093
PHP	8,682,571	USD	186,457	HSBC Bank PLC	6/15/16	1,340
PHP	3,323,472	USD	71,371	HSBC Bank PLC	6/15/16	513
PHP	15,800,000	USD	339,931	HSBC Bank PLC	6/15/16	1,810
PHP	21,400,000	USD	456,582	JPMorgan Chase Bank, N.A.	6/15/16	6,282
PHP	1,294,068	USD	27,576	JPMorgan Chase Bank, N.A.	6/15/16	413
PHP	52,100,000	USD	1,104,281	JPMorgan Chase Bank, N.A.	6/15/16	22,599
PHP	12,700,000	USD	275,369	JPMorgan Chase Bank, N.A.	6/15/16	(678)
PHP	4,200,000	USD	91,067	JPMorgan Chase Bank, N.A.	6/15/16	(224)
PHP	29,300,000	USD	614,256	Morgan Stanley & Co. International PLC	6/15/16	19,479
PHP	33,500,000	USD	702,306	Morgan Stanley & Co. International PLC	6/15/16	22,272

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	29

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	20,800,000	USD	439,096	Morgan Stanley & Co. International PLC	6/15/16	$10,791
PHP	28,800,000	USD	607,980	Morgan Stanley & Co. International PLC	6/15/16	14,941
PHP	13,905,932	USD	296,148	Morgan Stanley & Co. International PLC	6/15/16	4,626
PHP	12,217,429	USD	262,480	Morgan Stanley & Co. International PLC	6/15/16	1,773
PHP	4,676,528	USD	100,471	Morgan Stanley & Co. International PLC	6/15/16	679
PHP	86,000,000	USD	1,831,151	Nomura International PLC	6/15/16	28,959
PHP	41,200,000	USD	863,551	UBS AG	6/15/16	27,572
PHP	66,600,000	USD	1,395,934	UBS AG	6/15/16	44,570
PHP	156,450,000	USD	3,279,187	UBS AG	6/15/16	104,699
PLN	865,524	EUR	199,756	Bank Of America, N.A.	6/15/16	4,187
PLN	315,000	EUR	72,400	Barclays Bank PLC	6/15/16	1,866
PLN	86,562	EUR	19,976	Barclays Bank PLC	6/15/16	421
PLN	20,650,000	EUR	4,796,551	Barclays Bank PLC	6/15/16	64,848
PLN	750,000	EUR	175,590	Barclays Bank PLC	6/15/16	778
PLN	500,000	EUR	114,855	BNP Paribas S.A.	6/15/16	3,036
PLN	950,000	EUR	221,444	Citibank, N.A.	6/15/16	2,093
PLN	2,835,000	EUR	651,909	Credit Suisse International	6/15/16	16,441
PLN	950,000	EUR	220,033	Credit Suisse International	6/15/16	3,705
PLN	1,847,914	EUR	427,549	Credit Suisse International	6/15/16	7,723
PLN	1,300,000	EUR	304,105	Credit Suisse International	6/15/16	1,636
PLN	550,000	EUR	128,528	Credit Suisse International	6/15/16	842
PLN	300,000	EUR	70,510	Credit Suisse International	6/15/16	(2)
PLN	19,516,190	EUR	4,492,470	JPMorgan Chase Bank, N.A.	6/15/16	107,792
PLN	1,000,000	USD	252,732	Bank Of America, N.A.	6/15/16	15,681
PLN	17,754	USD	4,696	Bank Of America, N.A.	6/15/16	70
PLN	48,549	USD	12,841	Bank Of America, N.A.	6/15/16	190
PLN	4,978	USD	1,317	Bank Of America, N.A.	6/15/16	20
PLN	550,000	USD	137,767	Barclays Bank PLC	6/15/16	9,860
PLN	400,000	USD	100,268	Barclays Bank PLC	6/15/16	7,097
PLN	895,000	USD	226,861	Barclays Bank PLC	6/15/16	13,368
PLN	125,841	USD	32,608	Barclays Bank PLC	6/15/16	1,170
PLN	145,201	USD	37,624	Barclays Bank PLC	6/15/16	1,350
PLN	121,001	USD	31,353	Barclays Bank PLC	6/15/16	1,125
PLN	680,000	USD	176,101	Barclays Bank PLC	6/15/16	6,420
PLN	750,000	USD	194,229	Barclays Bank PLC	6/15/16	7,080
PLN	750,000	USD	194,229	Barclays Bank PLC	6/15/16	7,080
PLN	493,899	USD	127,145	Barclays Bank PLC	6/15/16	5,424
PLN	137,541	USD	35,407	Barclays Bank PLC	6/15/16	1,510
PLN	206,312	USD	53,111	Barclays Bank PLC	6/15/16	2,266
PLN	175,000	USD	46,079	Barclays Bank PLC	6/15/16	893
PLN	50,000	USD	13,165	Barclays Bank PLC	6/15/16	255
PLN	485,000	USD	127,705	Barclays Bank PLC	6/15/16	2,475
PLN	729,333	USD	192,613	Barclays Bank PLC	6/15/16	3,149
PLN	74,778	USD	19,748	Barclays Bank PLC	6/15/16	323
PLN	266,708	USD	70,436	Barclays Bank PLC	6/15/16	1,152
PLN	1,050,000	USD	275,628	Barclays Bank PLC	6/15/16	6,205
PLN	345,000	USD	90,752	Barclays Bank PLC	6/15/16	1,851
PLN	152,174	USD	40,030	Barclays Bank PLC	6/15/16	816

30	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	200,000	USD	53,297	Barclays Bank PLC	6/15/16	$386
PLN	255,000	USD	64,700	BNP Paribas S.A.	6/15/16	3,746
PLN	2,100,000	USD	539,971	BNP Paribas S.A.	6/15/16	23,696
PLN	650,000	USD	167,134	BNP Paribas S.A.	6/15/16	7,334
PLN	135,456	USD	34,854	BNP Paribas S.A.	6/15/16	1,504
PLN	486,410	USD	125,157	BNP Paribas S.A.	6/15/16	5,402
PLN	203,184	USD	52,281	BNP Paribas S.A.	6/15/16	2,256
PLN	1,000,000	USD	253,162	Credit Suisse International	6/15/16	15,251
PLN	1,350,000	USD	341,768	Credit Suisse International	6/15/16	20,589
PLN	796,631	USD	206,501	Credit Suisse International	6/15/16	7,325
PLN	765,991	USD	198,559	Credit Suisse International	6/15/16	7,043
PLN	919,189	USD	238,270	Credit Suisse International	6/15/16	8,452
PLN	1,400,000	USD	362,499	Credit Suisse International	6/15/16	13,279
PLN	1,270,000	USD	328,838	Credit Suisse International	6/15/16	12,046
PLN	1,400,000	USD	362,499	Credit Suisse International	6/15/16	13,279
PLN	1,758,589	USD	453,075	Credit Suisse International	6/15/16	18,952
PLN	489,734	USD	126,173	Credit Suisse International	6/15/16	5,278
PLN	734,601	USD	189,259	Credit Suisse International	6/15/16	7,917
PLN	2,800,000	USD	737,673	Credit Suisse International	6/15/16	13,882
PLN	1,650,000	USD	434,700	Credit Suisse International	6/15/16	8,181
PLN	1,839,069	USD	485,142	Credit Suisse International	6/15/16	8,487
PLN	5,029,081	USD	1,326,661	Credit Suisse International	6/15/16	23,208
PLN	515,627	USD	136,021	Credit Suisse International	6/15/16	2,379
PLN	300,000	USD	79,091	Credit Suisse International	6/15/16	1,433
PLN	800,000	USD	210,909	Credit Suisse International	6/15/16	3,821
PLN	2,600,000	USD	685,455	Credit Suisse International	6/15/16	12,418
PLN	1,802,826	USD	474,039	Credit Suisse International	6/15/16	9,862
PLN	200,000	USD	50,813	Deutsche Bank AG	6/15/16	2,870
PLN	290,374	USD	75,248	Deutsche Bank AG	6/15/16	2,692
PLN	251,658	USD	65,215	Deutsche Bank AG	6/15/16	2,333
PLN	241,978	USD	62,707	Deutsche Bank AG	6/15/16	2,243
PLN	187,375	USD	48,283	Deutsche Bank AG	6/15/16	2,011
PLN	124,917	USD	32,188	Deutsche Bank AG	6/15/16	1,341
PLN	448,565	USD	115,586	Deutsche Bank AG	6/15/16	4,815
PLN	444,915	USD	117,393	Deutsche Bank AG	6/15/16	2,027
PLN	124,743	USD	32,914	Deutsche Bank AG	6/15/16	568
PLN	1,216,656	USD	321,022	Deutsche Bank AG	6/15/16	5,544
PLN	3,750,000	USD	940,180	Goldman Sachs International	6/15/16	66,368
PLN	6,400,000	USD	1,604,573	Goldman Sachs International	6/15/16	113,268
PLN	44,879	USD	11,559	HSBC Bank PLC	6/15/16	487
PLN	12,498	USD	3,219	HSBC Bank PLC	6/15/16	136
PLN	18,747	USD	4,828	HSBC Bank PLC	6/15/16	203
PLN	125,871	USD	32,607	JPMorgan Chase Bank, N.A.	6/15/16	1,179
PLN	121,030	USD	31,353	JPMorgan Chase Bank, N.A.	6/15/16	1,133
PLN	145,236	USD	37,623	JPMorgan Chase Bank, N.A.	6/15/16	1,360
PLN	672,800	USD	173,379	JPMorgan Chase Bank, N.A.	6/15/16	7,209
PLN	187,362	USD	48,283	JPMorgan Chase Bank, N.A.	6/15/16	2,008
PLN	281,043	USD	72,424	JPMorgan Chase Bank, N.A.	6/15/16	3,011
PLN	24,885	USD	6,583	JPMorgan Chase Bank, N.A.	6/15/16	97
PLN	242,716	USD	64,205	JPMorgan Chase Bank, N.A.	6/15/16	943
PLN	88,758	USD	23,479	JPMorgan Chase Bank, N.A.	6/15/16	345
PLN	48,665	USD	12,841	Morgan Stanley & Co. International PLC	6/15/16	221

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	31

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	17,796	USD	4,696	Morgan Stanley & Co. International PLC	6/15/16	$81
PLN	4,990	USD	1,317	Morgan Stanley & Co. International PLC	6/15/16	23
PLN	44,858	USD	11,559	UBS AG	6/15/16	482
PLN	18,738	USD	4,828	UBS AG	6/15/16	201
PLN	12,492	USD	3,219	UBS AG	6/15/16	134
RON	850,000	USD	209,339	BNP Paribas S.A.	6/15/16	7,552
RON	1,950,000	USD	487,403	BNP Paribas S.A.	6/15/16	10,172
RON	650,000	USD	164,054	BNP Paribas S.A.	6/15/16	1,804
RON	900,000	USD	225,864	BNP Paribas S.A.	6/15/16	3,786
RON	900,000	USD	225,966	BNP Paribas S.A.	6/15/16	3,684
RON	1,425,000	USD	357,677	BNP Paribas S.A.	6/15/16	5,935
RON	350,000	USD	89,340	BNP Paribas S.A.	6/15/16	(32)
RON	1,425,000	USD	357,771	Goldman Sachs International	6/15/16	5,842
RON	1,750,000	USD	437,828	JPMorgan Chase Bank, N.A.	6/15/16	8,713
RUB	9,800,000	USD	129,322	Bank Of America, N.A.	6/15/16	14,553
RUB	71,400,000	USD	983,065	Bank Of America, N.A.	6/15/16	65,167
RUB	110,700,000	USD	1,457,269	Credit Suisse International	6/15/16	167,931
SEK	9,700,000	USD	1,150,219	Bank Of America, N.A.	6/15/16	49,401
SEK	3,300,000	USD	391,312	Bank Of America, N.A.	6/15/16	16,806
SEK	1,240,729	USD	148,707	Bank Of America, N.A.	6/15/16	4,737
SEK	551,435	USD	66,092	Bank Of America, N.A.	6/15/16	2,105
SEK	1,243,733	USD	148,698	Bank Of America, N.A.	6/15/16	5,117
SEK	552,770	USD	66,088	Bank Of America, N.A.	6/15/16	2,274
SEK	3,500,000	USD	422,055	Bank Of America, N.A.	6/15/16	10,797
SEK	21,300,000	USD	2,568,509	Bank Of America, N.A.	6/15/16	65,707
SEK	2,300,000	USD	277,351	Bank Of America, N.A.	6/15/16	7,095
SEK	2,200,000	USD	266,831	Barclays Bank PLC	6/15/16	5,248
SEK	900,000	USD	109,158	Barclays Bank PLC	6/15/16	2,147
SEK	14,000,000	USD	1,657,540	Citibank, N.A.	6/15/16	73,869
SEK	2,400,000	USD	284,150	Citibank, N.A.	6/15/16	12,663
SEK	1,115,538	USD	133,484	Citibank, N.A.	6/15/16	4,476
SEK	495,795	USD	59,326	Citibank, N.A.	6/15/16	1,990
SEK	1,054,280	USD	127,537	Citibank, N.A.	6/15/16	2,848
SEK	637,472	USD	77,115	Citibank, N.A.	6/15/16	1,722
SEK	1,160,000	USD	142,823	Citibank, N.A.	6/15/16	636
SEK	1,540,000	USD	189,672	Citibank, N.A.	6/15/16	783
SEK	5,600,000	USD	674,974	Credit Suisse International	6/15/16	17,589
SEK	3,500,000	USD	429,860	Credit Suisse International	6/15/16	2,993
SEK	3,100,000	USD	378,679	Credit Suisse International	6/15/16	4,704
SEK	1,100,000	USD	134,370	Credit Suisse International	6/15/16	1,669
SEK	2,700,000	USD	314,825	Credit Suisse International	6/15/16	19,090
SEK	2,500,000	USD	304,401	Credit Suisse International	6/15/16	4,779
SEK	1,200,000	USD	146,112	Credit Suisse International	6/15/16	2,294
SEK	4,200,000	USD	510,123	Credit Suisse International	6/15/16	9,300
SEK	3,000,000	USD	364,373	Credit Suisse International	6/15/16	6,643
SEK	1,962,528	USD	237,558	Credit Suisse International	6/15/16	5,152
SEK	3,245,720	USD	392,884	Credit Suisse International	6/15/16	8,521
SEK	500,000	USD	60,461	Credit Suisse International	6/15/16	1,375
SEK	2,200,000	USD	266,030	Credit Suisse International	6/15/16	6,049
SEK	20,000,000	USD	2,331,396	JPMorgan Chase Bank, N.A.	6/15/16	142,046
SEK	15,500,000	USD	1,806,832	JPMorgan Chase Bank, N.A.	6/15/16	110,086

32	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	296,920	USD	214,708	Bank Of America, N.A.	6/15/16	$5,702
SGD	79,770	USD	57,683	Bank Of America, N.A.	6/15/16	1,532
SGD	370,000	USD	272,301	Barclays Bank PLC	6/15/16	2,358
SGD	210,000	USD	154,549	Barclays Bank PLC	6/15/16	1,338
SGD	286,914	USD	209,144	Barclays Bank PLC	6/15/16	3,839
SGD	159,397	USD	116,191	Barclays Bank PLC	6/15/16	2,133
SGD	510,000	USD	367,939	Citibank, N.A.	6/15/16	10,645
SGD	480,000	USD	346,535	Citibank, N.A.	6/15/16	9,779
SGD	1,060,000	USD	767,588	Citibank, N.A.	6/15/16	19,273
SGD	550,000	USD	398,277	Citibank, N.A.	6/15/16	10,000
SGD	160,638	USD	116,208	Citibank, N.A.	6/15/16	3,037
SGD	597,930	USD	432,551	Citibank, N.A.	6/15/16	11,306
SGD	155,429	USD	113,667	Citibank, N.A.	6/15/16	1,711
SGD	100,132	USD	73,228	Citibank, N.A.	6/15/16	1,102
SGD	150,198	USD	109,842	Citibank, N.A.	6/15/16	1,653
SGD	1,320,000	USD	978,182	Citibank, N.A.	6/15/16	1,683
SGD	1,140,000	USD	823,230	Credit Suisse International	6/15/16	23,017
SGD	495,000	USD	361,324	Credit Suisse International	6/15/16	6,125
SGD	330,000	USD	240,883	Credit Suisse International	6/15/16	4,083
SGD	510,000	USD	372,274	Credit Suisse International	6/15/16	6,310
SGD	210,000	USD	153,841	Deutsche Bank AG	6/15/16	2,047
SGD	169,114	USD	123,639	Deutsche Bank AG	6/15/16	1,898
SGD	262,505	USD	191,918	Deutsche Bank AG	6/15/16	2,945
SGD	253,671	USD	185,459	Deutsche Bank AG	6/15/16	2,846
SGD	230,000	USD	170,337	Deutsche Bank AG	6/15/16	397
SGD	540,000	USD	399,921	Deutsche Bank AG	6/15/16	933
SGD	450,000	USD	333,267	Deutsche Bank AG	6/15/16	778
SGD	2,080,000	USD	1,478,806	HSBC Bank PLC	6/15/16	65,223
SGD	119,593	USD	86,529	JPMorgan Chase Bank, N.A.	6/15/16	2,247
SGD	445,150	USD	322,081	JPMorgan Chase Bank, N.A.	6/15/16	8,364
SGD	140,603	USD	102,486	JPMorgan Chase Bank, N.A.	6/15/16	1,887
SGD	253,086	USD	184,475	JPMorgan Chase Bank, N.A.	6/15/16	3,396
SGD	622,066	USD	454,602	JPMorgan Chase Bank, N.A.	6/15/16	7,171
SGD	400,754	USD	292,869	JPMorgan Chase Bank, N.A.	6/15/16	4,620
SGD	601,131	USD	439,303	JPMorgan Chase Bank, N.A.	6/15/16	6,929
SGD	400,000	USD	290,416	Morgan Stanley & Co. International PLC	6/15/16	6,513
SGD	580,000	USD	426,957	UBS AG	6/15/16	3,589
SGD	210,000	USD	154,054	Westpac Banking Corp.	6/15/16	1,834
THB	7,100,000	USD	200,113	Barclays Bank PLC	6/15/16	1,372
THB	8,700,000	USD	245,209	Barclays Bank PLC	6/15/16	1,681
THB	9,700,000	USD	273,162	BNP Paribas S.A.	6/15/16	2,105
THB	104,800,000	USD	2,940,516	Citibank, N.A.	6/15/16	33,509
THB	8,900,000	USD	254,438	Deutsche Bank AG	6/15/16	(1,873)
THB	4,900,000	USD	138,067	Goldman Sachs International	6/15/16	986
THB	7,500,000	USD	212,254	Goldman Sachs International	6/15/16	582
THB	15,400,000	USD	435,829	Goldman Sachs International	6/15/16	1,194
THB	13,900,000	USD	392,567	Goldman Sachs International	6/15/16	1,889
THB	8,700,000	USD	245,278	Goldman Sachs International	6/15/16	1,612
THB	50,000,000	USD	1,421,666	HSBC Bank PLC	6/15/16	(2,761)
THB	6,900,000	USD	196,023	UBS AG	6/15/16	(214)
THB	19,300,000	USD	554,279	UBS AG	6/15/16	(6,582)
TRY	2,208,661	USD	744,817	Bank Of America, N.A.	6/15/16	23,796

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	33

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	555,796	USD	185,000	Barclays Bank PLC	6/15/16	$8,417
TRY	277,898	USD	92,500	Barclays Bank PLC	6/15/16	4,208
TRY	425,761	USD	143,644	Barclays Bank PLC	6/15/16	4,521
TRY	337,291	USD	113,796	Barclays Bank PLC	6/15/16	3,581
TRY	333,161	USD	115,000	Barclays Bank PLC	6/15/16	939
TRY	142,102	USD	47,322	Citibank, N.A.	6/15/16	2,129
TRY	284,204	USD	94,645	Citibank, N.A.	6/15/16	4,258
TRY	46,125	USD	15,443	Citibank, N.A.	6/15/16	609
TRY	22,330	USD	7,476	Citibank, N.A.	6/15/16	295
TRY	644,464	USD	215,580	Citibank, N.A.	6/15/16	8,694
TRY	312,003	USD	104,368	Citibank, N.A.	6/15/16	4,209
TRY	272,709	USD	91,963	Citibank, N.A.	6/15/16	2,939
TRY	344,239	USD	116,085	Citibank, N.A.	6/15/16	3,710
TRY	820,000	USD	277,686	Citibank, N.A.	6/15/16	7,674
TRY	610,000	USD	206,571	Citibank, N.A.	6/15/16	5,708
TRY	750,000	USD	254,047	Citibank, N.A.	6/15/16	6,952
TRY	1,101,339	USD	371,142	Citibank, N.A.	6/15/16	12,123
TRY	1,180,000	USD	402,176	Citibank, N.A.	6/15/16	8,464
TRY	566,839	USD	196,591	Citibank, N.A.	6/15/16	669
TRY	2,310,000	USD	765,129	HSBC Bank PLC	6/15/16	38,750
TRY	275,667	USD	92,277	UBS AG	6/15/16	3,655
TRY	569,410	USD	190,606	UBS AG	6/15/16	7,549
TWD	9,300,000	USD	279,531	Barclays Bank PLC	6/15/16	9,647
TWD	9,700,000	USD	291,554	Barclays Bank PLC	6/15/16	10,062
TWD	14,900,000	USD	447,851	Barclays Bank PLC	6/15/16	15,456
TWD	10,200,000	USD	312,070	Citibank, N.A.	6/15/16	5,093
TWD	4,300,000	USD	131,559	Citibank, N.A.	6/15/16	2,147
TWD	24,900,000	USD	758,684	Citibank, N.A.	6/15/16	15,568
TWD	53,400,000	USD	1,606,498	Deutsche Bank AG	6/15/16	53,944
TWD	145,400,000	USD	4,374,248	Deutsche Bank AG	6/15/16	146,882
TWD	24,500,000	USD	737,064	Deutsche Bank AG	6/15/16	24,750
TWD	6,200,000	USD	188,967	HSBC Bank PLC	6/15/16	3,819
TWD	25,500,000	USD	777,202	HSBC Bank PLC	6/15/16	15,706
TWD	7,300,000	USD	222,360	HSBC Bank PLC	6/15/16	4,629
TWD	31,800,000	USD	967,742	Standard Chartered Bank	6/15/16	21,061
TWD	6,200,000	USD	189,255	UBS AG	6/15/16	3,530
TWD	25,500,000	USD	778,388	UBS AG	6/15/16	14,520
TWD	2,300,000	USD	69,917	UBS AG	6/15/16	1,600
TWD	13,900,000	USD	421,595	Westpac Banking Corp.	6/15/16	10,617
TWD	9,700,000	USD	294,207	Westpac Banking Corp.	6/15/16	7,409
USD	328,154	AUD	440,000	Bank Of America, N.A.	6/15/16	(9,201)
USD	148,710	AUD	200,000	Bank Of America, N.A.	6/15/16	(4,633)
USD	133,839	AUD	180,000	Bank Of America, N.A.	6/15/16	(4,170)
USD	2,773,442	AUD	3,730,000	Bank Of America, N.A.	6/15/16	(86,409)
USD	225,342	AUD	294,257	Bank Of America, N.A.	6/15/16	(270)
USD	150,228	AUD	196,171	Bank Of America, N.A.	6/15/16	(180)
USD	148,316	AUD	200,720	Bank Of America, N.A.	6/15/16	(5,579)
USD	941,131	AUD	1,240,000	Bank Of America, N.A.	6/15/16	(9,596)
USD	280,821	AUD	370,000	Bank Of America, N.A.	6/15/16	(2,863)
USD	234,165	AUD	305,743	Citibank, N.A.	6/15/16	(253)
USD	156,110	AUD	203,829	Citibank, N.A.	6/15/16	(169)
USD	297,484	AUD	401,439	Citibank, N.A.	6/15/16	(10,306)
USD	338,571	AUD	457,841	Citibank, N.A.	6/15/16	(12,463)

34	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	65,845	AUD	88,385	Citibank, N.A.	6/15/16	$(1,922)
USD	283,114	AUD	370,000	Credit Suisse International	6/15/16	(571)
USD	313,721	AUD	410,000	Credit Suisse International	6/15/16	(633)
USD	405,172	AUD	540,000	Deutsche Bank AG	6/15/16	(8,854)
USD	108,789	AUD	149,342	Deutsche Bank AG	6/15/16	(5,714)
USD	373,411	AUD	512,605	Deutsche Bank AG	6/15/16	(19,611)
USD	35,561	AUD	47,790	Goldman Sachs International	6/15/16	(1,080)
USD	128,557	AUD	170,000	HSBC Bank PLC	6/15/16	(1,785)
USD	298,936	AUD	400,000	Morgan Stanley & Co. International PLC	6/15/16	(7,750)
USD	787,349	AUD	1,050,000	Morgan Stanley & Co. International PLC	6/15/16	(17,703)
USD	262,450	AUD	350,000	Morgan Stanley & Co. International PLC	6/15/16	(5,901)
USD	202,461	AUD	270,000	Morgan Stanley & Co. International PLC	6/15/16	(4,552)
USD	401,573	AUD	530,000	Morgan Stanley & Co. International PLC	6/15/16	(4,787)
USD	219,728	AUD	290,000	Morgan Stanley & Co. International PLC	6/15/16	(2,619)
USD	222,711	AUD	310,000	Morgan Stanley & Co. International PLC	6/15/16	(14,971)
USD	551,009	AUD	757,395	Morgan Stanley & Co. International PLC	6/15/16	(29,698)
USD	160,530	AUD	220,658	Morgan Stanley & Co. International PLC	6/15/16	(8,652)
USD	689,600	AUD	940,000	Morgan Stanley & Co. International PLC	6/15/16	(31,113)
USD	512,285	AUD	680,000	Westpac Banking Corp.	6/15/16	(9,081)
USD	271,210	AUD	360,000	Westpac Banking Corp.	6/15/16	(4,808)
USD	1,434,870	AUD	2,000,000	Westpac Banking Corp.	6/15/16	(98,562)
USD	502,205	AUD	700,000	Westpac Banking Corp.	6/15/16	(34,497)
USD	100,441	AUD	140,000	Westpac Banking Corp.	6/15/16	(6,899)
USD	4,835,512	AUD	6,740,000	Westpac Banking Corp.	6/15/16	(332,154)
USD	166,889	AUD	223,825	Westpac Banking Corp.	6/15/16	(4,721)
USD	1,766,930	CAD	2,330,000	Bank Of America, N.A.	6/15/16	(34,568)
USD	145,641	CAD	190,000	Bank Of America, N.A.	6/15/16	(1,263)
USD	71,065	CAD	94,299	Bank Of America, N.A.	6/15/16	(1,845)
USD	125,298	CAD	166,265	Bank Of America, N.A.	6/15/16	(3,253)
USD	282,582	CAD	370,000	Barclays Bank PLC	6/15/16	(3,493)
USD	267,858	CAD	360,000	Barclays Bank PLC	6/15/16	(10,485)
USD	1,123,516	CAD	1,510,000	Barclays Bank PLC	6/15/16	(43,979)
USD	2,466,527	CAD	3,315,000	Barclays Bank PLC	6/15/16	(96,549)
USD	1,212,802	CAD	1,630,000	Barclays Bank PLC	6/15/16	(47,474)
USD	42,911	CAD	57,416	Barclays Bank PLC	6/15/16	(1,482)
USD	2,136	CAD	2,833	Barclays Bank PLC	6/15/16	(55)
USD	3,765	CAD	4,995	Barclays Bank PLC	6/15/16	(97)
USD	66,216	CAD	88,714	BNP Paribas S.A.	6/15/16	(2,376)
USD	85,822	CAD	114,911	BNP Paribas S.A.	6/15/16	(3,024)
USD	30,036	CAD	39,787	Citibank, N.A.	6/15/16	(726)
USD	93,385	CAD	123,701	Citibank, N.A.	6/15/16	(2,258)
USD	59,526	CAD	78,850	Citibank, N.A.	6/15/16	(1,439)
USD	292,253	CAD	390,000	Citibank, N.A.	6/15/16	(9,285)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	35

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,454,586	CAD	4,610,000	Citibank, N.A.	6/15/16	$(109,752)
USD	488,966	CAD	640,000	Citibank, N.A.	6/15/16	(5,866)
USD	567,422	CAD	760,000	Citibank, N.A.	6/15/16	(20,191)
USD	291,177	CAD	390,000	Citibank, N.A.	6/15/16	(10,361)
USD	430,737	CAD	560,000	Citibank, N.A.	6/15/16	(2,241)
USD	186,252	CAD	250,000	Citibank, N.A.	6/15/16	(7,042)
USD	314,281	CAD	420,000	Citibank, N.A.	6/15/16	(10,452)
USD	262,418	CAD	350,000	Citibank, N.A.	6/15/16	(8,193)
USD	21,622	CAD	28,959	Citibank, N.A.	6/15/16	(768)
USD	142,129	CAD	188,573	Citibank, N.A.	6/15/16	(3,670)
USD	250,597	CAD	332,483	Citibank, N.A.	6/15/16	(6,471)
USD	557,871	CAD	738,489	Credit Suisse International	6/15/16	(13,110)
USD	160,947	CAD	214,067	Credit Suisse International	6/15/16	(4,564)
USD	168,154	CAD	223,652	Credit Suisse International	6/15/16	(4,768)
USD	875,192	CAD	1,158,546	Credit Suisse International	6/15/16	(20,568)
USD	281,494	CAD	372,632	Credit Suisse International	6/15/16	(6,615)
USD	321,590	CAD	420,000	Deutsche Bank AG	6/15/16	(3,143)
USD	186,765	CAD	247,721	Goldman Sachs International	6/15/16	(4,767)
USD	60,071	CAD	79,676	Goldman Sachs International	6/15/16	(1,533)
USD	119,049	CAD	157,904	Goldman Sachs International	6/15/16	(3,039)
USD	1,210,465	CAD	1,630,000	Goldman Sachs International	6/15/16	(49,811)
USD	1,121,351	CAD	1,510,000	Goldman Sachs International	6/15/16	(46,144)
USD	2,461,774	CAD	3,315,000	Goldman Sachs International	6/15/16	(101,303)
USD	267,342	CAD	360,000	Goldman Sachs International	6/15/16	(11,001)
USD	29,909	CAD	39,691	HSBC Bank PLC	6/15/16	(779)
USD	93,383	CAD	123,707	Morgan Stanley & Co. International PLC	6/15/16	(2,264)
USD	59,525	CAD	78,854	Morgan Stanley & Co. International PLC	6/15/16	(1,443)
USD	30,036	CAD	39,789	Morgan Stanley & Co. International PLC	6/15/16	(728)
USD	233,542	CAD	310,000	Morgan Stanley & Co. International PLC	6/15/16	(6,142)
USD	343,375	CAD	455,933	Morgan Stanley & Co. International PLC	6/15/16	(9,141)
USD	358,750	CAD	476,348	Morgan Stanley & Co. International PLC	6/15/16	(9,551)
USD	151,044	CAD	200,309	Morgan Stanley & Co. International PLC	6/15/16	(3,830)
USD	125,299	CAD	166,257	Morgan Stanley & Co. International PLC	6/15/16	(3,247)
USD	71,065	CAD	94,295	Morgan Stanley & Co. International PLC	6/15/16	(1,841)
USD	13,660	CAD	18,116	Royal Bank of Canada	6/15/16	(347)
USD	27,071	CAD	35,902	Royal Bank of Canada	6/15/16	(688)
USD	42,469	CAD	56,324	Royal Bank of Canada	6/15/16	(1,079)
USD	234,099	CHF	230,000	Citibank, N.A.	6/15/16	(6,840)
USD	823,393	CHF	800,000	Morgan Stanley & Co. International PLC	6/15/16	(14,657)
USD	268,205	CLP	186,000,000	Bank Of America, N.A.	6/15/16	(8,069)
USD	206,021	CLP	142,000,000	BNP Paribas S.A.	6/15/16	(4,898)
USD	354,733	CLP	244,500,000	BNP Paribas S.A.	6/15/16	(8,433)
USD	84,594	CLP	59,000,000	BNP Paribas S.A.	6/15/16	(3,041)

36	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,297	CLP	29,500,000	BNP Paribas S.A.	6/15/16	$(1,521)
USD	355,688	CLP	244,500,000	Citibank, N.A.	6/15/16	(7,478)
USD	206,576	CLP	142,000,000	Citibank, N.A.	6/15/16	(4,343)
USD	950,174	CLP	656,000,000	Credit Suisse International	6/15/16	(24,210)
USD	148,257	CLP	101,000,000	Credit Suisse International	6/15/16	(1,763)
USD	182,582	CLP	126,000,000	Credit Suisse International	6/15/16	(4,571)
USD	541,214	CLP	369,000,000	Deutsche Bank AG	6/15/16	(6,877)
USD	42,416	CLP	29,500,000	Deutsche Bank AG	6/15/16	(1,402)
USD	84,831	CLP	59,000,000	Deutsche Bank AG	6/15/16	(2,804)
USD	184,615	CLP	126,000,000	HSBC Bank PLC	6/15/16	(2,538)
USD	275,458	CLP	188,000,000	HSBC Bank PLC	6/15/16	(3,786)
USD	274,033	CLP	187,000,000	HSBC Bank PLC	6/15/16	(3,726)
USD	92,186	CLP	63,000,000	HSBC Bank PLC	6/15/16	(1,390)
USD	216,564	CLP	148,000,000	HSBC Bank PLC	6/15/16	(3,266)
USD	92,126	CLP	64,000,000	HSBC Bank PLC	6/15/16	(2,936)
USD	218,799	CLP	152,000,000	HSBC Bank PLC	6/15/16	(6,972)
USD	276,283	CLP	190,000,000	HSBC Bank PLC	6/15/16	(5,932)
USD	217,216	CLP	148,000,000	JPMorgan Chase Bank, N.A.	6/15/16	(2,615)
USD	92,463	CLP	63,000,000	JPMorgan Chase Bank, N.A.	6/15/16	(1,113)
USD	261,498	COP	850,000,000	BNP Paribas S.A.	6/15/16	(19,555)
USD	256,569	COP	830,000,000	Credit Suisse International	6/15/16	(17,872)
USD	157,651	COP	510,000,000	Credit Suisse International	6/15/16	(10,981)
USD	477,076	COP	1,540,000,000	Credit Suisse International	6/15/16	(32,127)
USD	79,770	COP	250,000,000	Credit Suisse International	6/15/16	(2,893)
USD	85,809	COP	260,000,000	Credit Suisse International	6/15/16	(161)
USD	190,323	COP	590,000,000	Credit Suisse International	6/15/16	(4,762)
USD	219,284	COP	680,000,000	Credit Suisse International	6/15/16	(5,559)
USD	203,160	COP	630,000,000	Credit Suisse International	6/15/16	(5,150)
USD	191,434	COP	590,000,000	Credit Suisse International	6/15/16	(3,650)
USD	260,377	COP	850,000,000	Credit Suisse International	6/15/16	(20,677)
USD	143,079	COP	460,000,000	Credit Suisse International	6/15/16	(9,020)
USD	61,331	COP	200,000,000	Credit Suisse International	6/15/16	(4,799)
USD	274,456	COP	895,000,000	Credit Suisse International	6/15/16	(21,477)
USD	119,987	COP	380,000,000	Deutsche Bank AG	6/15/16	(5,660)
USD	157,878	COP	500,000,000	Deutsche Bank AG	6/15/16	(7,448)
USD	97,884	COP	310,000,000	Deutsche Bank AG	6/15/16	(4,617)
USD	61,406	COP	200,000,000	Deutsche Bank AG	6/15/16	(4,724)
USD	274,793	COP	895,000,000	Deutsche Bank AG	6/15/16	(21,140)
USD	360,307	COP	1,100,000,000	HSBC Bank PLC	6/15/16	(3,409)
USD	192,047	COP	630,000,000	HSBC Bank PLC	6/15/16	(16,263)
USD	193,087	COP	630,000,000	HSBC Bank PLC	6/15/16	(15,223)
USD	507,664	EUR	464,945	Bank Of America, N.A.	6/15/16	(23,324)
USD	309,817	EUR	280,000	Bank Of America, N.A.	6/15/16	(9,955)
USD	121,714	EUR	110,000	Bank Of America, N.A.	6/15/16	(3,911)
USD	959,085	EUR	871,314	Bank Of America, N.A.	6/15/16	(35,993)
USD	368,961	EUR	335,182	BNP Paribas S.A.	6/15/16	(13,832)
USD	218,249	EUR	195,000	Citibank, N.A.	6/15/16	(4,449)
USD	180,155	EUR	165,055	Citibank, N.A.	6/15/16	(8,346)
USD	102,775	EUR	93,504	Citibank, N.A.	6/15/16	(4,011)
USD	2,731,978	EUR	2,505,000	Deutsche Bank AG	6/15/16	(128,842)
USD	1,332,429	EUR	1,205,000	Deutsche Bank AG	6/15/16	(43,734)
USD	1,333,730	EUR	1,205,000	Goldman Sachs International	6/15/16	(42,433)
USD	4,403,176	EUR	3,950,000	HSBC Bank PLC	6/15/16	(107,898)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	37

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	336,751	EUR	300,000	HSBC Bank PLC	6/15/16	$(5,863)
USD	207,002	EUR	190,000	HSBC Bank PLC	6/15/16	(9,986)
USD	261,477	EUR	240,000	HSBC Bank PLC	6/15/16	(12,614)
USD	250,582	EUR	230,000	HSBC Bank PLC	6/15/16	(12,088)
USD	548,851	EUR	500,000	HSBC Bank PLC	6/15/16	(22,172)
USD	2,730,826	EUR	2,505,000	HSBC Bank PLC	6/15/16	(129,995)
USD	616,133	EUR	560,000	Morgan Stanley & Co. International PLC	6/15/16	(23,411)
USD	251,944	EUR	225,000	UBS AG	6/15/16	(5,016)
USD	1,609,966	EUR	1,480,000	UBS AG	6/15/16	(80,259)
USD	268,237	GBP	190,000	Barclays Bank PLC	6/15/16	(4,911)
USD	285,684	GBP	200,000	Barclays Bank PLC	6/15/16	(1,840)
USD	619,826	GBP	440,696	Barclays Bank PLC	6/15/16	(13,728)
USD	608,330	GBP	430,000	Barclays Bank PLC	6/15/16	(9,848)
USD	337,681	GBP	237,167	Barclays Bank PLC	6/15/16	(3,276)
USD	662,273	GBP	470,000	Citibank, N.A.	6/15/16	(13,409)
USD	399,499	GBP	280,000	Citibank, N.A.	6/15/16	(3,035)
USD	159,082	GBP	110,000	Citibank, N.A.	6/15/16	944
USD	438,006	GBP	310,000	Citibank, N.A.	6/15/16	(7,656)
USD	1,915,561	GBP	1,340,000	Citibank, N.A.	6/15/16	(10,852)
USD	702,320	GBP	492,833	Credit Suisse International	6/15/16	(6,188)
USD	401,795	GBP	280,000	HSBC Bank PLC	6/15/16	(739)
USD	3,647,365	GBP	2,570,000	HSBC Bank PLC	6/15/16	(47,322)
USD	269,261	GBP	190,000	HSBC Bank PLC	6/15/16	(3,887)
USD	608,232	GBP	430,000	HSBC Bank PLC	6/15/16	(9,945)
USD	172,715	GBP	120,000	Morgan Stanley & Co. International PLC	6/15/16	201
USD	273,466	GBP	190,000	Morgan Stanley & Co. International PLC	6/15/16	318
USD	1,710,723	GBP	1,220,000	Morgan Stanley & Co. International PLC	6/15/16	(43,175)
USD	673,071	GBP	480,000	Morgan Stanley & Co. International PLC	6/15/16	(16,987)
USD	871,494	GBP	619,304	Morgan Stanley & Co. International PLC	6/15/16	(18,830)
USD	255,899	GBP	180,000	Morgan Stanley & Co. International PLC	6/15/16	(2,873)
USD	101,535	HUF	28,050,000	Bank Of America, N.A.	6/15/16	(85)
USD	114,674	HUF	31,680,000	Bank Of America, N.A.	6/15/16	(96)
USD	78,707	HUF	21,995,000	Barclays Bank PLC	6/15/16	(976)
USD	357,234	HUF	99,830,000	Barclays Bank PLC	6/15/16	(4,430)
USD	154,391	HUF	43,145,000	Barclays Bank PLC	6/15/16	(1,915)
USD	554,831	HUF	156,000,000	Barclays Bank PLC	6/15/16	(10,326)
USD	302,312	HUF	85,000,000	Barclays Bank PLC	6/15/16	(5,626)
USD	62,792	HUF	17,340,000	Barclays Bank PLC	6/15/16	(28)
USD	70,921	HUF	19,585,000	Barclays Bank PLC	6/15/16	(31)
USD	59,276	HUF	16,497,706	Barclays Bank PLC	6/15/16	(492)
USD	102,126	HUF	28,423,758	Barclays Bank PLC	6/15/16	(847)
USD	170,455	HUF	48,300,000	Barclays Bank PLC	6/15/16	(4,527)
USD	114,290	HUF	32,000,000	BNP Paribas S.A.	6/15/16	(1,640)
USD	403,586	HUF	113,000,000	BNP Paribas S.A.	6/15/16	(5,790)
USD	28,083	HUF	7,855,000	BNP Paribas S.A.	6/15/16	(374)
USD	64,960	HUF	18,170,000	BNP Paribas S.A.	6/15/16	(866)

38	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,318	HUF	4,005,000	BNP Paribas S.A.	6/15/16	$(191)
USD	276,555	HUF	76,415,000	BNP Paribas S.A.	6/15/16	(281)
USD	244,870	HUF	67,660,000	BNP Paribas S.A.	6/15/16	(249)
USD	227,199	HUF	64,000,000	BNP Paribas S.A.	6/15/16	(4,661)
USD	932,100	HUF	267,000,000	Citibank, N.A.	6/15/16	(35,187)
USD	155,544	HUF	43,583,627	Credit Suisse International	6/15/16	(2,351)
USD	73,417	HUF	20,613,397	Credit Suisse International	6/15/16	(1,262)
USD	552,080	HUF	155,000,000	Credit Suisse International	6/15/16	(9,454)
USD	680,305	HUF	191,000,000	Credit Suisse International	6/15/16	(11,649)
USD	157,886	HUF	43,613,784	Credit Suisse International	6/15/16	(118)
USD	178,318	HUF	49,257,921	Credit Suisse International	6/15/16	(133)
USD	279,667	HUF	77,000,000	Credit Suisse International	6/15/16	711
USD	406,861	HUF	112,108,708	Credit Suisse International	6/15/16	714
USD	192,298	HUF	53,000,000	Credit Suisse International	6/15/16	289
USD	453,532	HUF	125,000,000	Credit Suisse International	6/15/16	682
USD	18,148	HUF	5,141,135	Credit Suisse International	6/15/16	(478)
USD	301,157	HUF	82,982,426	Credit Suisse International	6/15/16	529
USD	186,311	HUF	52,000,000	Deutsche Bank AG	6/15/16	(2,074)
USD	537,436	HUF	150,000,000	Deutsche Bank AG	6/15/16	(5,984)
USD	101,120	HUF	28,000,000	Deutsche Bank AG	6/15/16	(319)
USD	42,619	HUF	11,777,047	Deutsche Bank AG	6/15/16	(47)
USD	37,736	HUF	10,427,594	Deutsche Bank AG	6/15/16	(41)
USD	199,164	HUF	55,416,418	Deutsche Bank AG	6/15/16	(1,598)
USD	343,138	HUF	95,476,480	Deutsche Bank AG	6/15/16	(2,754)
USD	48,967	HUF	13,858,865	Deutsche Bank AG	6/15/16	(1,241)
USD	246,323	HUF	68,017,574	Deutsche Bank AG	6/15/16	(91)
USD	332,780	HUF	91,891,292	Deutsche Bank AG	6/15/16	(123)
USD	76,632	HUF	21,700,000	Deutsche Bank AG	6/15/16	(1,983)
USD	77,712	HUF	21,802,976	JPMorgan Chase Bank, N.A.	6/15/16	(1,275)
USD	152,106	HUF	42,840,000	JPMorgan Chase Bank, N.A.	6/15/16	(3,094)
USD	199,400	HUF	56,160,000	JPMorgan Chase Bank, N.A.	6/15/16	(4,056)
USD	270,426	HUF	76,160,000	JPMorgan Chase Bank, N.A.	6/15/16	(5,487)
USD	354,508	HUF	99,840,000	JPMorgan Chase Bank, N.A.	6/15/16	(7,192)
USD	10,527	HUF	2,908,622	JPMorgan Chase Bank, N.A.	6/15/16	(10)
USD	11,889	HUF	3,285,032	JPMorgan Chase Bank, N.A.	6/15/16	(12)
USD	39,836	HUF	11,085,876	JPMorgan Chase Bank, N.A.	6/15/16	(325)
USD	68,634	HUF	19,099,762	JPMorgan Chase Bank, N.A.	6/15/16	(561)
USD	165,470	IDR	2,190,000,000	Bank Of America, N.A.	6/15/16	2,169
USD	595,041	IDR	7,920,000,000	Bank Of America, N.A.	6/15/16	4,471
USD	134,861	IDR	1,795,000,000	Bank Of America, N.A.	6/15/16	1,013
USD	101,120	IDR	1,340,000,000	Barclays Bank PLC	6/15/16	1,200
USD	153,189	IDR	2,030,000,000	Barclays Bank PLC	6/15/16	1,818
USD	40,763	IDR	546,185,773	Citibank, N.A.	6/15/16	36
USD	58,458	IDR	783,266,410	Citibank, N.A.	6/15/16	52
USD	180,120	IDR	2,410,000,000	Deutsche Bank AG	6/15/16	413
USD	280,269	IDR	3,750,000,000	Deutsche Bank AG	6/15/16	643
USD	139,013	IDR	1,860,000,000	Deutsche Bank AG	6/15/16	319
USD	364,641	IDR	4,950,000,000	Deutsche Bank AG	6/15/16	(4,465)
USD	119,337	IDR	1,620,000,000	Deutsche Bank AG	6/15/16	(1,461)
USD	248,039	IDR	3,320,000,000	Deutsche Bank AG	6/15/16	477
USD	156,922	IDR	2,080,000,000	Goldman Sachs International	6/15/16	1,823
USD	229,104	IDR	3,070,000,000	HSBC Bank PLC	6/15/16	184
USD	1,389,481	IDR	18,890,000,000	HSBC Bank PLC	6/15/16	(19,087)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	39

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	273,536	IDR	3,690,000,000	HSBC Bank PLC	6/15/16	$(1,616)
USD	532,987	IDR	7,190,000,000	HSBC Bank PLC	6/15/16	(3,149)
USD	75,466	IDR	1,000,000,000	HSBC Bank PLC	6/15/16	899
USD	154,628	IDR	2,070,000,000	Morgan Stanley & Co. International PLC	6/15/16	274
USD	95,268	IDR	1,273,814,227	Morgan Stanley & Co. International PLC	6/15/16	284
USD	136,621	IDR	1,826,733,590	Morgan Stanley & Co. International PLC	6/15/16	407
USD	134,709	IDR	1,795,000,000	Morgan Stanley & Co. International PLC	6/15/16	862
USD	594,371	IDR	7,920,000,000	Morgan Stanley & Co. International PLC	6/15/16	3,802
USD	403,587	IDR	5,400,000,000	UBS AG	6/15/16	926
USD	114,350	IDR	1,530,000,000	UBS AG	6/15/16	262
USD	359,070	IDR	4,790,000,000	UBS AG	6/15/16	1,895
USD	109,445	IDR	1,460,000,000	UBS AG	6/15/16	578
USD	321,668	IDR	4,320,000,000	UBS AG	6/15/16	(461)
USD	94,564	IDR	1,270,000,000	UBS AG	6/15/16	(136)
USD	126,188	IDR	1,700,000,000	Westpac Banking Corp.	6/15/16	(576)
USD	50,083	ILS	191,146	Bank Of America, N.A.	6/15/16	(842)
USD	48,024	ILS	180,106	Bank Of America, N.A.	6/15/16	40
USD	70,053	ILS	271,994	Bank Of America, N.A.	6/15/16	(2,413)
USD	19,218	ILS	72,050	Barclays Bank PLC	6/15/16	22
USD	9,605	ILS	36,026	Citibank, N.A.	6/15/16	7
USD	953,062	ILS	3,717,296	Citibank, N.A.	6/15/16	(37,311)
USD	809	ILS	3,141	Citibank, N.A.	6/15/16	(28)
USD	80,755	ILS	312,553	Credit Suisse International	6/15/16	(2,516)
USD	102,706	ILS	400,000	Credit Suisse International	6/15/16	(3,863)
USD	92,458	ILS	354,869	Credit Suisse International	6/15/16	(2,087)
USD	122,871	ILS	469,634	Credit Suisse International	6/15/16	(2,250)
USD	108,929	ILS	424,865	Credit Suisse International	6/15/16	(4,265)
USD	476,590	ILS	1,850,000	Deutsche Bank AG	6/15/16	(16,292)
USD	6,877	ILS	25,794	Deutsche Bank AG	6/15/16	5
USD	203,325	ILS	787,447	HSBC Bank PLC	6/15/16	(6,469)
USD	76,992	ILS	295,131	HSBC Bank PLC	6/15/16	(1,638)
USD	62,604	ILS	239,220	HSBC Bank PLC	6/15/16	(1,130)
USD	36,792	ILS	143,729	HSBC Bank PLC	6/15/16	(1,500)
USD	115,334	ILS	450,000	HSBC Bank PLC	6/15/16	(4,557)
USD	474,149	ILS	1,850,000	HSBC Bank PLC	6/15/16	(18,733)
USD	355,913	ILS	1,388,975	JPMorgan Chase Bank, N.A.	6/15/16	(14,141)
USD	9,604	ILS	36,024	UBS AG	6/15/16	7
USD	397,490	INR	26,600,000	Bank Of America, N.A.	6/15/16	991
USD	249,800	INR	17,150,000	Bank Of America, N.A.	6/15/16	(5,838)
USD	1,865,123	INR	128,050,000	Bank Of America, N.A.	6/15/16	(43,586)
USD	3,098,099	INR	212,700,000	Bank Of America, N.A.	6/15/16	(72,399)
USD	59,467	INR	4,015,094	Barclays Bank PLC	6/15/16	(382)
USD	25,389	INR	1,714,180	Barclays Bank PLC	6/15/16	(163)
USD	280,567	INR	19,000,000	Barclays Bank PLC	6/15/16	(2,646)
USD	434,141	INR	29,400,000	Barclays Bank PLC	6/15/16	(4,095)
USD	665,920	INR	45,800,000	Citibank, N.A.	6/15/16	(16,773)
USD	186,308	INR	12,600,000	Citibank, N.A.	6/15/16	(1,507)
USD	111,956	INR	7,700,000	Citibank, N.A.	6/15/16	(2,820)

40	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	250,018	INR	17,150,000	Citibank, N.A.	6/15/16	$(5,619)
USD	3,100,809	INR	212,700,000	Citibank, N.A.	6/15/16	(69,689)
USD	1,866,754	INR	128,050,000	Citibank, N.A.	6/15/16	(41,955)
USD	70,093	INR	4,800,000	Citibank, N.A.	6/15/16	(1,455)
USD	309,611	INR	21,100,000	Deutsche Bank AG	6/15/16	(4,905)
USD	85,106	INR	5,800,000	Deutsche Bank AG	6/15/16	(1,348)
USD	480,189	INR	32,600,000	Goldman Sachs International	6/15/16	(5,746)
USD	118,934	INR	8,029,950	Goldman Sachs International	6/15/16	(760)
USD	50,777	INR	3,428,259	Goldman Sachs International	6/15/16	(325)
USD	128,679	INR	8,700,000	Goldman Sachs International	6/15/16	(1,003)
USD	192,841	INR	13,200,000	HSBC Bank PLC	6/15/16	(3,917)
USD	99,343	INR	6,800,000	HSBC Bank PLC	6/15/16	(2,018)
USD	2,169,467	INR	148,500,000	HSBC Bank PLC	6/15/16	(44,069)
USD	24,239	INR	1,637,280	HSBC Bank PLC	6/15/16	(166)
USD	283,299	INR	19,135,714	HSBC Bank PLC	6/15/16	(1,937)
USD	99,940	INR	6,700,000	HSBC Bank PLC	6/15/16	70
USD	118,934	INR	8,027,452	HSBC Bank PLC	6/15/16	(723)
USD	50,777	INR	3,427,193	HSBC Bank PLC	6/15/16	(309)
USD	222,585	INR	15,000,000	HSBC Bank PLC	6/15/16	(1,005)
USD	995,171	INR	68,000,000	HSBC Bank PLC	6/15/16	(18,435)
USD	197,642	INR	13,465,338	HSBC Bank PLC	6/15/16	(3,072)
USD	270,582	INR	18,264,286	JPMorgan Chase Bank, N.A.	6/15/16	(1,665)
USD	23,151	INR	1,562,720	JPMorgan Chase Bank, N.A.	6/15/16	(142)
USD	220,153	INR	14,827,505	Morgan Stanley & Co. International PLC	6/15/16	(866)
USD	93,991	INR	6,330,367	Morgan Stanley & Co. International PLC	6/15/16	(370)
USD	516,387	INR	34,900,000	Morgan Stanley & Co. International PLC	6/15/16	(3,831)
USD	220,463	INR	14,900,000	Morgan Stanley & Co. International PLC	6/15/16	(1,636)
USD	68,915	INR	4,700,000	Morgan Stanley & Co. International PLC	6/15/16	(1,143)
USD	379,043	INR	25,900,000	UBS AG	6/15/16	(7,022)
USD	203,425	INR	13,900,000	UBS AG	6/15/16	(3,768)
USD	162,447	INR	11,100,000	UBS AG	6/15/16	(3,009)
USD	128,470	INR	8,700,000	UBS AG	6/15/16	(1,212)
USD	179,552	INR	12,234,662	UBS AG	6/15/16	(2,818)
USD	88,122	JPY	10,000,000	Barclays Bank PLC	6/15/16	(1,032)
USD	414,630	JPY	46,474,319	Barclays Bank PLC	6/15/16	292
USD	511,073	JPY	58,000,000	Barclays Bank PLC	6/15/16	(6,022)
USD	116,169	JPY	13,000,000	Citibank, N.A.	6/15/16	269
USD	548,305	JPY	61,525,681	Citibank, N.A.	6/15/16	(223)
USD	445,839	JPY	50,000,000	Credit Suisse International	6/15/16	68
USD	176,537	JPY	20,000,000	Goldman Sachs International	6/15/16	(1,772)
USD	2,291,777	JPY	258,000,000	HSBC Bank PLC	6/15/16	(8,402)
USD	677,724	JPY	77,000,000	HSBC Bank PLC	6/15/16	(8,763)
USD	347,379	KRW	415,000,000	Citibank, N.A.	6/15/16	(14,840)
USD	2,975,103	KRW	3,662,500,000	Goldman Sachs International	6/15/16	(221,593)
USD	1,175,826	KRW	1,447,500,000	Goldman Sachs International	6/15/16	(87,578)
USD	1,681,491	KRW	2,070,000,000	Goldman Sachs International	6/15/16	(125,242)
USD	180,063	KRW	214,500,000	Goldman Sachs International	6/15/16	(7,156)
USD	710,069	KRW	830,000,000	HSBC Bank PLC	6/15/16	(14,370)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	41

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	612,210	KRW	715,000,000	HSBC Bank PLC	6/15/16	$(11,855)
USD	466,650	KRW	545,000,000	HSBC Bank PLC	6/15/16	(9,036)
USD	301,705	KRW	345,000,000	HSBC Bank PLC	6/15/16	583
USD	520,654	KRW	605,000,000	HSBC Bank PLC	6/15/16	(7,401)
USD	836,514	KRW	1,030,000,000	HSBC Bank PLC	6/15/16	(62,488)
USD	1,682,516	KRW	2,070,000,000	HSBC Bank PLC	6/15/16	(124,217)
USD	2,976,916	KRW	3,662,500,000	HSBC Bank PLC	6/15/16	(219,780)
USD	1,176,542	KRW	1,447,500,000	HSBC Bank PLC	6/15/16	(86,862)
USD	146,979	KRW	175,500,000	HSBC Bank PLC	6/15/16	(6,201)
USD	507,056	KRW	590,000,000	JPMorgan Chase Bank, N.A.	6/15/16	(7,907)
USD	2,123,931	KRW	2,545,000,000	Morgan Stanley & Co. International PLC	6/15/16	(97,391)
USD	100,152	KRW	115,000,000	Morgan Stanley & Co. International PLC	6/15/16	(222)
USD	243,701	KRW	295,000,000	Morgan Stanley & Co. International PLC	6/15/16	(13,780)
USD	119,735	MXN	2,109,689	Bank Of America, N.A.	6/15/16	(2,574)
USD	36,283	MXN	639,300	Bank Of America, N.A.	6/15/16	(780)
USD	32,050	MXN	564,715	Bank Of America, N.A.	6/15/16	(689)
USD	343,420	MXN	6,200,000	Bank Of America, N.A.	6/15/16	(16,022)
USD	132,937	MXN	2,400,000	Bank Of America, N.A.	6/15/16	(6,202)
USD	137,675	MXN	2,478,128	Bank Of America, N.A.	6/15/16	(5,993)
USD	58,465	MXN	1,052,356	Bank Of America, N.A.	6/15/16	(2,545)
USD	205,360	MXN	3,676,052	Bank Of America, N.A.	6/15/16	(7,757)
USD	77,581	MXN	1,388,731	Bank Of America, N.A.	6/15/16	(2,931)
USD	89,337	MXN	1,571,561	Barclays Bank PLC	6/15/16	(1,774)
USD	102,738	MXN	1,807,295	Barclays Bank PLC	6/15/16	(2,040)
USD	163,281	MXN	2,880,779	Barclays Bank PLC	6/15/16	(3,731)
USD	144,231	MXN	2,544,688	Barclays Bank PLC	6/15/16	(3,296)
USD	538,826	MXN	9,506,571	Barclays Bank PLC	6/15/16	(12,313)
USD	310,416	MXN	5,439,465	Barclays Bank PLC	6/15/16	(4,935)
USD	168,704	MXN	2,956,231	Barclays Bank PLC	6/15/16	(2,682)
USD	367,299	MXN	6,600,000	Barclays Bank PLC	6/15/16	(15,333)
USD	278,257	MXN	5,000,000	Barclays Bank PLC	6/15/16	(11,616)
USD	523,123	MXN	9,400,000	Barclays Bank PLC	6/15/16	(21,838)
USD	58,466	MXN	1,052,457	Barclays Bank PLC	6/15/16	(2,550)
USD	137,678	MXN	2,478,367	Barclays Bank PLC	6/15/16	(6,005)
USD	128,693	MXN	2,300,000	BNP Paribas S.A.	6/15/16	(4,648)
USD	55,696	MXN	980,842	BNP Paribas S.A.	6/15/16	(1,168)
USD	48,431	MXN	852,906	BNP Paribas S.A.	6/15/16	(1,016)
USD	393,648	MXN	7,000,000	BNP Paribas S.A.	6/15/16	(12,174)
USD	636,089	MXN	11,400,000	Citibank, N.A.	6/15/16	(24,821)
USD	3,112,568	MXN	56,100,000	Citibank, N.A.	6/15/16	(139,805)
USD	158,035	MXN	2,779,952	Citibank, N.A.	6/15/16	(3,131)
USD	42,302	MXN	744,129	Citibank, N.A.	6/15/16	(838)
USD	47,889	MXN	842,410	Citibank, N.A.	6/15/16	(949)
USD	430,401	MXN	7,590,000	Citibank, N.A.	6/15/16	(9,626)
USD	233,914	MXN	4,125,000	Citibank, N.A.	6/15/16	(5,232)
USD	503,096	MXN	9,100,000	Citibank, N.A.	6/15/16	(24,473)
USD	309,924	MXN	5,600,000	Citibank, N.A.	6/15/16	(14,734)
USD	130,167	MXN	2,343,505	Citibank, N.A.	6/15/16	(5,697)
USD	55,276	MXN	995,187	Citibank, N.A.	6/15/16	(2,419)
USD	34,900	MXN	624,276	Citibank, N.A.	6/15/16	(1,292)

42	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	92,382	MXN	1,652,494	Citibank, N.A.	6/15/16	$(3,421)
USD	36,289	MXN	639,588	Deutsche Bank AG	6/15/16	(791)
USD	32,055	MXN	564,970	Deutsche Bank AG	6/15/16	(699)
USD	119,752	MXN	2,110,642	Deutsche Bank AG	6/15/16	(2,612)
USD	247,983	MXN	4,300,000	Deutsche Bank AG	6/15/16	(1,308)
USD	109,574	MXN	1,900,000	Deutsche Bank AG	6/15/16	(578)
USD	104,156	MXN	1,800,000	Deutsche Bank AG	6/15/16	(198)
USD	271,963	MXN	4,700,000	Deutsche Bank AG	6/15/16	(518)
USD	159,458	MXN	2,858,151	Deutsche Bank AG	6/15/16	(6,242)
USD	102,731	MXN	1,811,863	Goldman Sachs International	6/15/16	(2,311)
USD	89,331	MXN	1,575,533	Goldman Sachs International	6/15/16	(2,010)
USD	1,929	MXN	34,014	Goldman Sachs International	6/15/16	(43)
USD	7,205	MXN	127,071	Goldman Sachs International	6/15/16	(162)
USD	2,183	MXN	38,506	Goldman Sachs International	6/15/16	(49)
USD	177,491	MXN	3,125,000	Goldman Sachs International	6/15/16	(3,679)
USD	326,584	MXN	5,750,000	Goldman Sachs International	6/15/16	(6,770)
USD	205,358	MXN	3,671,454	Goldman Sachs International	6/15/16	(7,493)
USD	77,580	MXN	1,386,994	Goldman Sachs International	6/15/16	(2,831)
USD	322,459	MXN	5,800,000	HSBC Bank PLC	6/15/16	(13,794)
USD	228,454	MXN	4,000,000	JPMorgan Chase Bank, N.A.	6/15/16	(3,444)
USD	262,722	MXN	4,600,000	JPMorgan Chase Bank, N.A.	6/15/16	(3,961)
USD	54,429	MXN	959,417	JPMorgan Chase Bank, N.A.	6/15/16	(1,193)
USD	179,616	MXN	3,166,075	JPMorgan Chase Bank, N.A.	6/15/16	(3,936)
USD	48,079	MXN	847,485	JPMorgan Chase Bank, N.A.	6/15/16	(1,054)
USD	240,809	MXN	4,220,535	JPMorgan Chase Bank, N.A.	6/15/16	(3,875)
USD	130,874	MXN	2,293,769	JPMorgan Chase Bank, N.A.	6/15/16	(2,106)
USD	403,293	MXN	7,100,000	JPMorgan Chase Bank, N.A.	6/15/16	(8,326)
USD	125,028	MXN	2,241,849	JPMorgan Chase Bank, N.A.	6/15/16	(4,942)
USD	108,253	MXN	1,900,000	Morgan Stanley & Co. International PLC	6/15/16	(1,899)
USD	1,755,102	MYR	7,310,000	Bank Of America, N.A.	6/15/16	(107,937)
USD	2,298,920	MYR	9,575,000	Bank Of America, N.A.	6/15/16	(141,381)
USD	150,060	MYR	625,000	Bank Of America, N.A.	6/15/16	(9,229)
USD	20,000	MYR	83,326	Barclays Bank PLC	6/15/16	(1,237)
USD	42,222	MYR	175,910	Barclays Bank PLC	6/15/16	(2,611)
USD	46,667	MYR	194,427	Barclays Bank PLC	6/15/16	(2,885)
USD	29,542	MYR	123,111	Citibank, N.A.	6/15/16	(1,834)
USD	32,652	MYR	136,070	Citibank, N.A.	6/15/16	(2,028)
USD	13,994	MYR	58,316	Citibank, N.A.	6/15/16	(869)
USD	288,462	MYR	1,200,000	Deutsche Bank AG	6/15/16	(17,373)
USD	204,327	MYR	850,000	Deutsche Bank AG	6/15/16	(12,306)
USD	853,365	MYR	3,550,000	Deutsche Bank AG	6/15/16	(51,394)
USD	96,154	MYR	400,000	Deutsche Bank AG	6/15/16	(5,791)
USD	309,176	MYR	1,250,000	Deutsche Bank AG	6/15/16	(9,401)
USD	12,736	MYR	50,000	Deutsche Bank AG	6/15/16	(7)
USD	356,265	MYR	1,450,000	Deutsche Bank AG	6/15/16	(13,284)
USD	208,845	MYR	850,000	Deutsche Bank AG	6/15/16	(7,787)
USD	126,172	MYR	525,000	Deutsche Bank AG	6/15/16	(7,631)
USD	114,155	MYR	475,000	Deutsche Bank AG	6/15/16	(6,904)
USD	54,074	MYR	225,000	Deutsche Bank AG	6/15/16	(3,270)
USD	120,973	MYR	505,668	Deutsche Bank AG	6/15/16	(7,902)
USD	111,029	MYR	450,000	Deutsche Bank AG	6/15/16	(3,659)
USD	313,480	MYR	1,300,000	Deutsche Bank AG	6/15/16	(17,841)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	43

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	548,246	MYR	2,250,000	Deutsche Bank AG	6/15/16	$(25,193)
USD	113,937	MYR	466,115	Deutsche Bank AG	6/15/16	(4,858)
USD	484,230	MYR	1,980,987	Deutsche Bank AG	6/15/16	(20,647)
USD	154,368	MYR	644,332	HSBC Bank PLC	6/15/16	(9,848)
USD	150,150	MYR	625,000	HSBC Bank PLC	6/15/16	(9,138)
USD	1,756,156	MYR	7,310,000	HSBC Bank PLC	6/15/16	(106,883)
USD	2,300,300	MYR	9,575,000	HSBC Bank PLC	6/15/16	(140,001)
USD	109,165	MYR	450,000	HSBC Bank PLC	6/15/16	(5,523)
USD	254,718	MYR	1,050,000	HSBC Bank PLC	6/15/16	(12,886)
USD	109,618	MYR	450,000	HSBC Bank PLC	6/15/16	(5,070)
USD	32,733	MYR	133,885	HSBC Bank PLC	6/15/16	(1,389)
USD	139,116	MYR	569,013	HSBC Bank PLC	6/15/16	(5,903)
USD	172,159	MYR	700,000	JPMorgan Chase Bank, N.A.	6/15/16	(6,244)
USD	221,348	MYR	900,000	JPMorgan Chase Bank, N.A.	6/15/16	(8,028)
USD	206,061	MYR	850,000	Morgan Stanley & Co. International PLC	6/15/16	(10,572)
USD	100,125	MYR	400,000	Morgan Stanley & Co. International PLC	6/15/16	(1,820)
USD	42,222	MYR	175,978	Morgan Stanley & Co. International PLC	6/15/16	(2,628)
USD	20,000	MYR	83,358	Morgan Stanley & Co. International PLC	6/15/16	(1,245)
USD	46,667	MYR	194,502	Morgan Stanley & Co. International PLC	6/15/16	(2,905)
USD	267,640	MYR	1,100,000	Morgan Stanley & Co. International PLC	6/15/16	(12,708)
USD	508,536	MYR	2,100,000	Morgan Stanley & Co. International PLC	6/15/16	(26,673)
USD	314,808	MYR	1,300,000	Morgan Stanley & Co. International PLC	6/15/16	(16,512)
USD	221,239	MYR	900,000	State Street Bank and Trust Co.	6/15/16	(8,137)
USD	376,490	NOK	3,209,622	Bank Of America, N.A.	6/15/16	(11,415)
USD	137,501	NOK	1,172,210	Bank Of America, N.A.	6/15/16	(4,169)
USD	344,367	NOK	2,900,000	Citibank, N.A.	6/15/16	(6,117)
USD	193,380	NOK	1,657,580	Citibank, N.A.	6/15/16	(6,950)
USD	507,621	NOK	4,351,147	Citibank, N.A.	6/15/16	(18,244)
USD	1,144,162	NOK	9,807,347	Citibank, N.A.	6/15/16	(41,121)
USD	259,678	NOK	2,200,000	Credit Suisse International	6/15/16	(6,207)
USD	130,345	NOK	1,100,000	Credit Suisse International	6/15/16	(2,598)
USD	547,657	NOK	4,700,000	Credit Suisse International	6/15/16	(20,369)
USD	233,046	NOK	2,000,000	Credit Suisse International	6/15/16	(8,668)
USD	310,886	NOK	2,700,000	Credit Suisse International	6/15/16	(15,427)
USD	529,657	NOK	4,600,000	Credit Suisse International	6/15/16	(26,284)
USD	215,733	NOK	1,800,000	Credit Suisse International	6/15/16	(1,809)
USD	227,777	NOK	1,948,853	Credit Suisse International	6/15/16	(7,755)
USD	513,402	NOK	4,392,653	Credit Suisse International	6/15/16	(17,480)
USD	86,772	NOK	742,420	Credit Suisse International	6/15/16	(2,954)
USD	409,426	NOK	3,500,000	Deutsche Bank AG	6/15/16	(13,573)
USD	1,859,963	NOK	15,900,000	Deutsche Bank AG	6/15/16	(61,659)
USD	344,582	NOK	2,900,000	Deutsche Bank AG	6/15/16	(5,903)
USD	417,502	NOK	3,500,000	Deutsche Bank AG	6/15/16	(5,497)
USD	703,789	NOK	5,900,000	Deutsche Bank AG	6/15/16	(9,266)
USD	115,710	NOK	1,000,000	Deutsche Bank AG	6/15/16	(5,147)

44	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,996	NOK	300,000	Goldman Sachs International	6/15/16	$(261)
USD	1,613,048	NOK	14,000,000	HSBC Bank PLC	6/15/16	(78,946)
USD	1,958,701	NOK	17,000,000	HSBC Bank PLC	6/15/16	(95,863)
USD	806,524	NOK	7,000,000	HSBC Bank PLC	6/15/16	(39,473)
USD	281,799	NOK	2,400,000	JPMorgan Chase Bank, N.A.	6/15/16	(8,258)
USD	228,904	NOK	1,957,187	JPMorgan Chase Bank, N.A.	6/15/16	(7,635)
USD	626,761	NOK	5,358,964	JPMorgan Chase Bank, N.A.	6/15/16	(20,906)
USD	343,685	NOK	2,931,414	Morgan Stanley & Co. International PLC	6/15/16	(10,596)
USD	125,520	NOK	1,070,603	Morgan Stanley & Co. International PLC	6/15/16	(3,870)
USD	93,732	NOK	800,000	Morgan Stanley & Co. International PLC	6/15/16	(2,954)
USD	324,920	NZD	494,464	BNP Paribas S.A.	6/15/16	(17,122)
USD	95,247	NZD	140,194	Citibank, N.A.	6/15/16	(1,731)
USD	155,860	NZD	229,409	Citibank, N.A.	6/15/16	(2,832)
USD	120,882	NZD	183,884	Citibank, N.A.	6/15/16	(6,318)
USD	415,507	NZD	624,705	Credit Suisse International	6/15/16	(16,628)
USD	331,080	NZD	480,000	Credit Suisse International	6/15/16	(957)
USD	172,437	NZD	250,000	Credit Suisse International	6/15/16	(498)
USD	95,140	NZD	140,194	Goldman Sachs International	6/15/16	(1,838)
USD	155,684	NZD	229,409	Goldman Sachs International	6/15/16	(3,008)
USD	238,005	NZD	354,182	Goldman Sachs International	6/15/16	(6,998)
USD	177,238	NZD	263,753	Goldman Sachs International	6/15/16	(5,211)
USD	310,842	NZD	461,944	Goldman Sachs International	6/15/16	(8,704)
USD	282,861	NZD	423,032	HSBC Bank PLC	6/15/16	(9,768)
USD	730,725	NZD	1,092,832	HSBC Bank PLC	6/15/16	(25,233)
USD	92,587	NZD	140,000	HSBC Bank PLC	6/15/16	(4,257)
USD	165,333	NZD	250,000	HSBC Bank PLC	6/15/16	(7,602)
USD	99,200	NZD	150,000	HSBC Bank PLC	6/15/16	(4,561)
USD	297,804	NZD	442,728	HSBC Bank PLC	6/15/16	(8,450)
USD	221,769	NZD	329,691	HSBC Bank PLC	6/15/16	(6,292)
USD	98,397	NZD	147,168	JPMorgan Chase Bank, N.A.	6/15/16	(3,405)
USD	38,089	NZD	56,968	JPMorgan Chase Bank, N.A.	6/15/16	(1,318)
USD	363,102	NZD	551,652	JPMorgan Chase Bank, N.A.	6/15/16	(18,499)
USD	236,555	NZD	355,706	Morgan Stanley & Co. International PLC	6/15/16	(9,502)
USD	177,482	NZD	261,182	Morgan Stanley & Co. International PLC	6/15/16	(3,188)
USD	159,305	NZD	235,000	Morgan Stanley & Co. International PLC	6/15/16	(3,255)
USD	786,355	NZD	1,160,000	Morgan Stanley & Co. International PLC	6/15/16	(16,066)
USD	108,461	NZD	159,611	Morgan Stanley & Co. International PLC	6/15/16	(1,948)
USD	412,199	NZD	613,090	Morgan Stanley & Co. International PLC	6/15/16	(11,902)
USD	306,956	NZD	456,556	Morgan Stanley & Co. International PLC	6/15/16	(8,863)
USD	465,107	NZD	699,589	UBS AG	6/15/16	(18,829)
USD	382,596	NZD	568,056	UBS AG	6/15/16	(10,353)
USD	159,413	NZD	235,000	Westpac Banking Corp.	6/15/16	(3,146)
USD	786,892	NZD	1,160,000	Westpac Banking Corp.	6/15/16	(15,529)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	45

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	286,022	PHP	13,300,000	Bank Of America, N.A.	6/15/16	$(1,647)
USD	438,941	PHP	20,700,000	Barclays Bank PLC	6/15/16	(8,783)
USD	682,843	PHP	31,800,000	Deutsche Bank AG	6/15/16	(4,965)
USD	777,324	PHP	36,200,000	Deutsche Bank AG	6/15/16	(5,652)
USD	86,599	PHP	4,000,000	Deutsche Bank AG	6/15/16	82
USD	387,263	PHP	18,000,000	HSBC Bank PLC	6/15/16	(2,062)
USD	322,719	PHP	15,000,000	HSBC Bank PLC	6/15/16	(1,718)
USD	541,121	PHP	25,200,000	HSBC Bank PLC	6/15/16	(3,935)
USD	315,157	PHP	14,900,000	HSBC Bank PLC	6/15/16	(7,118)
USD	353,964	PHP	16,700,000	JPMorgan Chase Bank, N.A.	6/15/16	(7,244)
USD	142,949	PHP	6,700,000	JPMorgan Chase Bank, N.A.	6/15/16	(1,967)
USD	232,704	PHP	11,100,000	Morgan Stanley & Co. International PLC	6/15/16	(7,380)
USD	331,433	PHP	15,700,000	Morgan Stanley & Co. International PLC	6/15/16	(8,145)
USD	129,884	PHP	6,100,000	Nomura International PLC	6/15/16	(2,054)
USD	819,759	PHP	38,500,000	Nomura International PLC	6/15/16	(12,964)
USD	413,049	PLN	1,550,000	Barclays Bank PLC	6/15/16	(2,990)
USD	25,429	PLN	95,305	Barclays Bank PLC	6/15/16	(152)
USD	72,654	PLN	272,299	Barclays Bank PLC	6/15/16	(434)
USD	210,002	PLN	800,000	Barclays Bank PLC	6/15/16	(4,728)
USD	89,263	PLN	340,000	Barclays Bank PLC	6/15/16	(1,997)
USD	127,332	PLN	485,000	Barclays Bank PLC	6/15/16	(2,848)
USD	250,671	PLN	1,000,000	Barclays Bank PLC	6/15/16	(17,741)
USD	87,529	PLN	333,132	Credit Suisse International	6/15/16	(1,888)
USD	126,327	PLN	480,798	Credit Suisse International	6/15/16	(2,725)
USD	105,546	PLN	404,169	Credit Suisse International	6/15/16	(2,938)
USD	193,881	PLN	727,701	Credit Suisse International	6/15/16	(1,443)
USD	67,859	PLN	254,695	Credit Suisse International	6/15/16	(505)
USD	125,287	PLN	476,868	Credit Suisse International	6/15/16	(2,711)
USD	179,759	PLN	684,202	Credit Suisse International	6/15/16	(3,889)
USD	2,294,038	PLN	9,150,000	Goldman Sachs International	6/15/16	(161,937)
USD	72,927	PLN	279,861	JPMorgan Chase Bank, N.A.	6/15/16	(2,191)
USD	4,162	PLN	15,970	UBS AG	6/15/16	(124)
USD	174,168	RON	700,000	BNP Paribas S.A.	6/15/16	(4,448)
USD	285,757	RON	1,150,000	BNP Paribas S.A.	6/15/16	(7,684)
USD	101,590	RON	400,000	BNP Paribas S.A.	6/15/16	(477)
USD	100,647	RON	400,000	BNP Paribas S.A.	6/15/16	(1,420)
USD	87,723	RON	350,000	BNP Paribas S.A.	6/15/16	(1,586)
USD	284,847	RON	1,150,000	BNP Paribas S.A.	6/15/16	(8,594)
USD	2,596,019	RON	10,650,000	BNP Paribas S.A.	6/15/16	(121,502)
USD	158,691	RON	650,000	BNP Paribas S.A.	6/15/16	(7,167)
USD	126,084	RON	500,000	BNP Paribas S.A.	6/15/16	(1,499)
USD	245,640	RON	1,000,000	Deutsche Bank AG	6/15/16	(9,526)
USD	1,095,966	RUB	79,600,000	Bank Of America, N.A.	6/15/16	(72,652)
USD	104,424	RUB	7,600,000	Citibank, N.A.	6/15/16	(7,152)
USD	139,971	RUB	9,700,000	Citibank, N.A.	6/15/16	(2,436)
USD	393,608	RUB	29,900,000	Credit Suisse International	6/15/16	(45,358)
USD	202,193	RUB	14,200,000	JPMorgan Chase Bank, N.A.	6/15/16	(6,279)
USD	212,720	RUB	14,900,000	JPMorgan Chase Bank, N.A.	6/15/16	(6,028)
USD	242,376	RUB	18,200,000	JPMorgan Chase Bank, N.A.	6/15/16	(24,821)
USD	134,365	RUB	9,900,000	JPMorgan Chase Bank, N.A.	6/15/16	(10,978)
USD	149,757	RUB	11,100,000	JPMorgan Chase Bank, N.A.	6/15/16	(13,203)

46	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	118,327	RUB	8,600,000	JPMorgan Chase Bank, N.A.	6/15/16	$(7,931)
USD	177,490	RUB	12,900,000	JPMorgan Chase Bank, N.A.	6/15/16	(11,896)
USD	140,688	RUB	10,100,000	JPMorgan Chase Bank, N.A.	6/15/16	(7,591)
USD	1,425,025	SEK	11,919,107	Bank Of America, N.A.	6/15/16	(49,036)
USD	300,044	SEK	2,500,000	Bank Of America, N.A.	6/15/16	(9,136)
USD	636,094	SEK	5,300,000	Bank Of America, N.A.	6/15/16	(19,368)
USD	216,032	SEK	1,800,000	Bank Of America, N.A.	6/15/16	(6,578)
USD	204,998	SEK	1,700,000	Bank Of America, N.A.	6/15/16	(5,244)
USD	2,423,804	SEK	20,100,000	Bank Of America, N.A.	6/15/16	(62,006)
USD	1,425,104	SEK	11,890,319	Bank Of America, N.A.	6/15/16	(45,397)
USD	133,415	SEK	1,100,000	Barclays Bank PLC	6/15/16	(2,624)
USD	109,158	SEK	900,000	Barclays Bank PLC	6/15/16	(2,147)
USD	265,299	SEK	2,250,000	BNP Paribas S.A.	6/15/16	(12,964)
USD	1,279,226	SEK	10,690,574	Citibank, N.A.	6/15/16	(42,900)
USD	100,843	SEK	833,617	Citibank, N.A.	6/15/16	(2,252)
USD	65,251	SEK	539,399	Citibank, N.A.	6/15/16	(1,457)
USD	42,373	SEK	345,000	Citibank, N.A.	6/15/16	(294)
USD	185,460	SEK	1,510,000	Citibank, N.A.	6/15/16	(1,285)
USD	132,358	SEK	1,075,000	Citibank, N.A.	6/15/16	(590)
USD	248,710	SEK	2,020,000	Citibank, N.A.	6/15/16	(1,108)
USD	175,508	SEK	1,425,000	Citibank, N.A.	6/15/16	(724)
USD	330,079	SEK	2,680,000	Citibank, N.A.	6/15/16	(1,362)
USD	341,604	SEK	2,900,000	Citibank, N.A.	6/15/16	(17,045)
USD	323,949	SEK	2,750,000	Citibank, N.A.	6/15/16	(16,150)
USD	253,115	SEK	2,100,000	Credit Suisse International	6/15/16	(6,596)
USD	201,011	SEK	1,660,601	Credit Suisse International	6/15/16	(4,359)
USD	310,653	SEK	2,566,383	Credit Suisse International	6/15/16	(6,737)
USD	737,628	SEK	6,100,000	Credit Suisse International	6/15/16	(16,772)
USD	55,976	SEK	455,000	Credit Suisse International	6/15/16	(295)
USD	244,818	SEK	1,990,000	Credit Suisse International	6/15/16	(1,289)
USD	528,113	SEK	4,300,000	Credit Suisse International	6/15/16	(3,677)
USD	614,709	SEK	5,100,000	Credit Suisse International	6/15/16	(16,019)
USD	194,817	SEK	1,600,000	Credit Suisse International	6/15/16	(3,059)
USD	291,897	SEK	2,500,000	Credit Suisse International	6/15/16	(17,283)
USD	928,375	SEK	7,600,000	Credit Suisse International	6/15/16	(11,534)
USD	1,154,041	SEK	9,900,000	JPMorgan Chase Bank, N.A.	6/15/16	(70,313)
USD	955,873	SEK	8,200,000	JPMorgan Chase Bank, N.A.	6/15/16	(58,239)
USD	201,626	SEK	1,700,000	Morgan Stanley & Co. International PLC	6/15/16	(8,616)
USD	23,721	SEK	200,000	Morgan Stanley & Co. International PLC	6/15/16	(1,014)
USD	433,780	SGD	595,081	Barclays Bank PLC	6/15/16	(7,962)
USD	206,066	SGD	280,000	Barclays Bank PLC	6/15/16	(1,784)
USD	297,254	SGD	410,000	Citibank, N.A.	6/15/16	(7,098)
USD	543,756	SGD	750,000	Citibank, N.A.	6/15/16	(12,985)
USD	137,752	SGD	190,000	Citibank, N.A.	6/15/16	(3,289)
USD	818,277	SGD	1,130,000	Citibank, N.A.	6/15/16	(20,546)
USD	79,655	SGD	110,000	Citibank, N.A.	6/15/16	(2,000)
USD	518,733	SGD	700,000	Citibank, N.A.	6/15/16	(892)
USD	1,018,999	SGD	1,422,256	Citibank, N.A.	6/15/16	(36,772)
USD	264,314	SGD	368,913	Citibank, N.A.	6/15/16	(9,538)
USD	271,269	SGD	378,621	Citibank, N.A.	6/15/16	(9,789)
USD	30,625	SGD	42,744	Citibank, N.A.	6/15/16	(1,105)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	47

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,944	SGD	11,087	Citibank, N.A.	6/15/16	$(287)
USD	8,153	SGD	11,379	Citibank, N.A.	6/15/16	(294)
USD	223,649	SGD	310,000	Citibank, N.A.	6/15/16	(6,471)
USD	743,607	SGD	1,030,000	Citibank, N.A.	6/15/16	(20,985)
USD	1,205,652	SGD	1,670,000	Credit Suisse International	6/15/16	(34,026)
USD	382,730	SGD	530,000	Credit Suisse International	6/15/16	(10,701)
USD	288,852	SGD	400,000	Credit Suisse International	6/15/16	(8,076)
USD	50,101	SGD	69,333	Credit Suisse International	6/15/16	(1,367)
USD	217,104	SGD	300,445	Credit Suisse International	6/15/16	(5,923)
USD	635,924	SGD	870,000	Deutsche Bank AG	6/15/16	(9,896)
USD	292,379	SGD	400,000	Deutsche Bank AG	6/15/16	(4,550)
USD	318,670	SGD	435,000	Deutsche Bank AG	6/15/16	(4,240)
USD	311,344	SGD	425,000	Deutsche Bank AG	6/15/16	(4,143)
USD	518,895	SGD	725,000	Goldman Sachs International	6/15/16	(19,288)
USD	135,986	SGD	190,000	Goldman Sachs International	6/15/16	(5,055)
USD	135,986	SGD	190,000	Goldman Sachs International	6/15/16	(5,055)
USD	440,156	SGD	609,555	Goldman Sachs International	6/15/16	(12,330)
USD	101,575	SGD	140,667	Goldman Sachs International	6/15/16	(2,845)
USD	3,832,099	SGD	5,390,000	HSBC Bank PLC	6/15/16	(169,015)
USD	1,741,863	SGD	2,450,000	HSBC Bank PLC	6/15/16	(76,825)
USD	382,615	SGD	524,919	JPMorgan Chase Bank, N.A.	6/15/16	(7,044)
USD	406,583	SGD	560,000	Morgan Stanley & Co. International PLC	6/15/16	(9,118)
USD	1,175,291	SGD	1,600,000	Morgan Stanley & Co. International PLC	6/15/16	(12,424)
USD	411,352	SGD	560,000	Morgan Stanley & Co. International PLC	6/15/16	(4,348)
USD	42,633	SGD	60,000	Morgan Stanley & Co. International PLC	6/15/16	(1,907)
USD	447,643	SGD	630,000	Morgan Stanley & Co. International PLC	6/15/16	(20,019)
USD	824,232	SGD	1,160,000	Morgan Stanley & Co. International PLC	6/15/16	(36,861)
USD	824,469	SGD	1,120,000	UBS AG	6/15/16	(6,931)
USD	311,776	SGD	425,000	Westpac Banking Corp.	6/15/16	(3,711)
USD	319,111	SGD	435,000	Westpac Banking Corp.	6/15/16	(3,798)
USD	159,245	THB	5,650,000	Barclays Bank PLC	6/15/16	(1,092)
USD	665,163	THB	23,600,000	Barclays Bank PLC	6/15/16	(4,560)
USD	306,383	THB	10,800,000	Barclays Bank PLC	6/15/16	(101)
USD	382,979	THB	13,500,000	Barclays Bank PLC	6/15/16	(126)
USD	179,674	THB	6,400,000	Barclays Bank PLC	6/15/16	(1,946)
USD	415,497	THB	14,800,000	Barclays Bank PLC	6/15/16	(4,499)
USD	68,100	THB	2,375,000	BNP Paribas S.A.	6/15/16	702
USD	228,674	THB	7,975,000	BNP Paribas S.A.	6/15/16	2,358
USD	116,846	THB	4,075,000	BNP Paribas S.A.	6/15/16	1,205
USD	566,038	THB	20,100,000	BNP Paribas S.A.	6/15/16	(4,362)
USD	3,072,391	THB	109,500,000	Citibank, N.A.	6/15/16	(35,011)
USD	67,340	THB	2,400,000	Citibank, N.A.	6/15/16	(767)
USD	256,630	THB	9,000,000	Deutsche Bank AG	6/15/16	1,227
USD	603,219	THB	21,100,000	Deutsche Bank AG	6/15/16	4,441
USD	346,887	THB	12,200,000	Goldman Sachs International	6/15/16	674
USD	451,875	THB	16,000,000	Goldman Sachs International	6/15/16	(2,174)
USD	159,290	THB	5,650,000	Goldman Sachs International	6/15/16	(1,047)

48	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	665,351	THB	23,600,000	Goldman Sachs International	6/15/16	$(4,372)
USD	141,925	THB	5,000,000	Goldman Sachs International	6/15/16	34
USD	116,378	THB	4,100,000	Goldman Sachs International	6/15/16	28
USD	537,894	THB	18,950,000	Goldman Sachs International	6/15/16	129
USD	136,142	THB	4,750,000	Goldman Sachs International	6/15/16	1,346
USD	233,591	THB	8,150,000	Goldman Sachs International	6/15/16	2,310
USD	457,151	THB	15,950,000	Goldman Sachs International	6/15/16	4,520
USD	811,496	THB	28,800,000	Goldman Sachs International	6/15/16	(5,793)
USD	958,203	THB	33,700,000	HSBC Bank PLC	6/15/16	1,861
USD	596,986	THB	20,864,835	HSBC Bank PLC	6/15/16	4,881
USD	381,166	THB	13,600,000	HSBC Bank PLC	6/15/16	(4,776)
USD	630,605	THB	22,500,000	HSBC Bank PLC	6/15/16	(7,902)
USD	103,918	THB	3,635,165	Morgan Stanley & Co. International PLC	6/15/16	759
USD	288,993	THB	10,200,000	Morgan Stanley & Co. International PLC	6/15/16	(464)
USD	116,378	THB	4,100,000	UBS AG	6/15/16	28
USD	537,894	THB	18,950,000	UBS AG	6/15/16	129
USD	141,925	THB	5,000,000	UBS AG	6/15/16	34
USD	85,324	THB	3,000,000	UBS AG	6/15/16	190
USD	412,400	THB	14,500,000	UBS AG	6/15/16	918
USD	68,120	THB	2,375,000	UBS AG	6/15/16	722
USD	116,879	THB	4,075,000	UBS AG	6/15/16	1,239
USD	228,739	THB	7,975,000	UBS AG	6/15/16	2,424
USD	90,909	THB	3,200,000	UBS AG	6/15/16	99
USD	182,266	TRY	540,488	Bank Of America, N.A.	6/15/16	(5,823)
USD	146,337	TRY	431,799	Bank Of America, N.A.	6/15/16	(3,929)
USD	203,290	TRY	599,453	Barclays Bank PLC	6/15/16	(5,319)
USD	234,299	TRY	710,000	Barclays Bank PLC	6/15/16	(12,780)
USD	90,823	TRY	269,512	Citibank, N.A.	6/15/16	(2,967)
USD	167,901	TRY	500,000	Citibank, N.A.	6/15/16	(6,099)
USD	207,610	TRY	610,000	Citibank, N.A.	6/15/16	(4,669)
USD	101,048	TRY	298,201	Citibank, N.A.	6/15/16	(2,726)
USD	334,010	TRY	980,000	Citibank, N.A.	6/15/16	(7,029)
USD	68,005	TRY	200,547	Citibank, N.A.	6/15/16	(1,785)
USD	209,965	TRY	630,000	Deutsche Bank AG	6/15/16	(9,275)
USD	136,155	TRY	410,000	Deutsche Bank AG	6/15/16	(6,525)
USD	132,490	TRY	400,000	HSBC Bank PLC	6/15/16	(6,710)
USD	645,653	TRY	1,890,000	The Royal Bank of Scotland PLC	6/15/16	(12,066)
USD	52,508	TWD	1,696,423	Bank Of America, N.A.	6/15/16	(242)
USD	196,753	TWD	6,356,714	Bank Of America, N.A.	6/15/16	(905)
USD	105,533	TWD	3,461,025	Bank Of America, N.A.	6/15/16	(2,086)
USD	19,288	TWD	632,563	Bank Of America, N.A.	6/15/16	(381)
USD	262,614	TWD	8,541,531	Barclays Bank PLC	6/15/16	(2,980)
USD	270,178	TWD	8,720,000	Barclays Bank PLC	6/15/16	(965)
USD	38,576	TWD	1,266,874	Barclays Bank PLC	6/15/16	(817)
USD	211,066	TWD	6,931,612	Barclays Bank PLC	6/15/16	(4,469)
USD	1,317,451	TWD	42,580,000	BNP Paribas S.A.	6/15/16	(6,550)
USD	1,003,518	TWD	32,800,000	Citibank, N.A.	6/15/16	(16,379)
USD	262,614	TWD	8,536,122	Citibank, N.A.	6/15/16	(2,812)
USD	132,031	TWD	4,300,000	Citibank, N.A.	6/15/16	(1,675)
USD	868,951	TWD	28,300,000	Citibank, N.A.	6/15/16	(11,021)
USD	52,508	TWD	1,693,583	Citibank, N.A.	6/15/16	(153)

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	49

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	196,753	TWD	6,346,070	Citibank, N.A.	6/15/16	$(574)
USD	38,576	TWD	1,265,775	Citibank, N.A.	6/15/16	(783)
USD	211,066	TWD	6,925,597	Citibank, N.A.	6/15/16	(4,282)
USD	276,827	TWD	8,900,000	Credit Suisse International	6/15/16	87
USD	534,992	TWD	17,200,000	Credit Suisse International	6/15/16	168
USD	296,045	TWD	9,622,347	Goldman Sachs International	6/15/16	(3,157)
USD	275,116	TWD	8,900,000	Goldman Sachs International	6/15/16	(1,625)
USD	166,924	TWD	5,400,000	Goldman Sachs International	6/15/16	(986)
USD	259,660	TWD	8,400,000	Goldman Sachs International	6/15/16	(1,533)
USD	217,705	TWD	7,137,116	Goldman Sachs International	6/15/16	(4,219)
USD	39,790	TWD	1,304,435	Goldman Sachs International	6/15/16	(771)
USD	158,155	TWD	5,165,417	HSBC Bank PLC	6/15/16	(2,461)
USD	408,567	TWD	13,343,994	HSBC Bank PLC	6/15/16	(6,357)
USD	231,098	TWD	7,527,097	HSBC Bank PLC	6/15/16	(2,953)
USD	44,380	TWD	1,445,485	HSBC Bank PLC	6/15/16	(567)
USD	52,508	TWD	1,695,001	HSBC Bank PLC	6/15/16	(197)
USD	196,753	TWD	6,351,383	HSBC Bank PLC	6/15/16	(740)
USD	77,152	TWD	2,530,353	HSBC Bank PLC	6/15/16	(1,528)
USD	422,132	TWD	13,844,650	HSBC Bank PLC	6/15/16	(8,360)
USD	74,672	TWD	2,450,000	HSBC Bank PLC	6/15/16	(1,509)
USD	26,181	TWD	845,497	JPMorgan Chase Bank, N.A.	6/15/16	(109)
USD	6,987	TWD	225,639	JPMorgan Chase Bank, N.A.	6/15/16	(29)
USD	154,762	TWD	5,001,745	JPMorgan Chase Bank, N.A.	6/15/16	(765)
USD	58,181	TWD	1,880,355	JPMorgan Chase Bank, N.A.	6/15/16	(287)
USD	36,654	TWD	1,184,624	JPMorgan Chase Bank, N.A.	6/15/16	(181)
USD	350,889	TWD	11,456,006	Morgan Stanley & Co. International PLC	6/15/16	(5,329)
USD	135,828	TWD	4,434,583	Morgan Stanley & Co. International PLC	6/15/16	(2,063)
USD	110,949	TWD	3,618,272	Morgan Stanley & Co. International PLC	6/15/16	(1,559)
USD	577,745	TWD	18,841,488	Morgan Stanley & Co. International PLC	6/15/16	(8,120)
USD	96,332	TWD	3,136,243	Morgan Stanley & Co. International PLC	6/15/16	(1,187)
USD	501,633	TWD	16,331,415	Morgan Stanley & Co. International PLC	6/15/16	(6,183)
USD	96,330	TWD	3,100,000	Morgan Stanley & Co. International PLC	6/15/16	(63)
USD	550,011	TWD	17,700,000	Morgan Stanley & Co. International PLC	6/15/16	(361)
USD	105,015	TWD	3,389,354	Morgan Stanley & Co. International PLC	6/15/16	(375)
USD	393,506	TWD	12,700,336	Morgan Stanley & Co. International PLC	6/15/16	(1,403)
USD	158,113	TWD	5,115,376	Morgan Stanley & Co. International PLC	6/15/16	(947)
USD	250,972	TWD	8,119,645	Morgan Stanley & Co. International PLC	6/15/16	(1,503)
USD	667,587	TWD	21,598,255	Morgan Stanley & Co. International PLC	6/15/16	(3,999)
USD	1,074,254	TWD	35,300,000	Standard Chartered Bank	6/15/16	(23,379)
USD	1,092,514	TWD	35,900,000	Standard Chartered Bank	6/15/16	(23,776)

50	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	395,618	TWD	13,000,000	Standard Chartered Bank	6/15/16	$(8,610)
USD	74,786	TWD	2,450,000	UBS AG	6/15/16	(1,395)
USD	161,113	TWD	5,300,000	UBS AG	6/15/16	(3,687)
USD	876,579	TWD	28,800,000	UBS AG	6/15/16	(18,941)
USD	146,819	ZAR	2,400,000	Credit Suisse International	6/15/16	(14,055)
ZAR	2,400,000	USD	148,945	Citibank, N.A.	6/15/16	11,928
EUR	1,190,000	USD	1,352,061	Deutsche Bank AG	6/21/16	7,252
USD	45,168	EUR	40,000	Barclays Bank PLC	6/21/16	(523)
USD	33,725	EUR	30,000	Barclays Bank PLC	6/21/16	(544)
USD	156,528	EUR	140,000	Deutsche Bank AG	6/21/16	(3,392)
USD	78,568	EUR	70,000	Goldman Sachs International	6/21/16	(1,392)
USD	78,687	EUR	70,000	UBS AG	6/21/16	(1,273)
Total						$(10,165)

OTC Credit Default Swaps - Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe, Series 25, Version 1	1.00%	Morgan Stanley & Co. International PLC	6/20/21	A-	EUR	25,150	$397,820	$415,411	$(17,591)
Markit CMBX North America AM Index, Series 3	0.08%	Goldman Sachs International	12/13/49	AA+	USD	12,690	(47,636)	(81,411)	33,775
Total							$350,184	$334,000	$16,184

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	1.35%[1]	Goldman Sachs International	N/A	3/03/18	USD	22,080	$116,343	—	$116,343
Change in Return of the Consumer Price Index for All Urban Consumers	1.66%[1]	JPMorgan Chase Bank N.A.	N/A	3/21/18	USD	11,680	(890)	—	(890)
Change in Return of the Consumer Price Index for All Urban Consumers	1.43%[2]	Deutsche Bank AG	N/A	9/22/20	USD	14,250	(47,679)	—	(47,679)
Change in Return of the Consumer Price Index for All Urban Consumers	1.87%[1]	Deutsche Bank AG	N/A	11/20/25	USD	7,125	(42,630)	—	(42,630)
Change in Return of the Consumer Price Index for All Urban Consumers	1.94%[1]	Deutsche Bank AG	N/A	11/27/25	USD	7,125	(89,236)	—	(89,236)
Change in Return of the Consumer Price Index for All Urban Consumers	1.55%[2]	Deutsche Bank AG	N/A	2/10/26	USD	8,010	(238,812)	—	(238,812)
Change in Return of the Consumer Price Index for All Urban Consumers	1.69%[2]	Deutsche Bank AG	N/A	2/16/46	USD	1,750	(147,228)	—	(147,228)
Total							$(450,132)	—	$(450,132)

[1] Master portfolio receives the fixed rate and pays the total return of the reference entity.
[2] Master portfolio pays the fixed rate and receives the total return of the reference entity.

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	51

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Portfolio Abbreviations

ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
COP	Certificates of Participation
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HSI	Hong Kong stock Exchange
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISDA	International Swaps and Derivatives Association, Inc.
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NYSE	New York Stock Exchange
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
STRIPS	Separate Trading of Registered Interest and Principal Securities
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

52	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$85,065,147	—	$85,065,147
Corporate Bonds	—	322,424,136	—	322,424,136
Foreign Agency Obligations	—	9,639,800	—	9,639,800
Investment Companies	$929	—	—	929
Municipal Bonds	—	6,219,626	—	6,219,626
Non-Agency Mortgage-Backed Securities	—	93,764,250	—	93,764,250
Preferred Securities	—	359,525	—	359,525
U.S. Government Sponsored Agency Securities	—	615,953,642	—	615,953,642
U.S. Treasury Obligations	—	641	—	641
Short-Term Securities	9,027,590	—	—	9,027,590
Liabilities:
Investments:
TBA Sale Commitments	—	(326,645,747)	—	(326,645,747)

Total investments	$9,028,519	$806,781,020	—	$815,809,539

BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016	53

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$33,775	—	$33,775
Foreign currency exchange contracts	—	9,379,929	—	9,379,929
Interest rate contracts	$1,074,495	—	—	1,074,495
Other contracts	—	116,343	—	116,343
Liabilities:
Credit contracts	—	(17,591)	—	(17,591)
Foreign currency exchange contracts	—	(9,390,094)	—	(9,390,094)
Interest rate contracts	(643,817)	—	—	(643,817)
Other contracts	—	(566,475)	—	(566,475)

Total	$430,678	$(444,113)	—	$(13,435)

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,000	—	—	$1,000
Cash pledged as collateral for centrally cleared swaps	729,000	—	—	729,000
Cash pledged as collateral for over-the-counter swaps	300,000	—	—	300,000
Cash pledged for financial futures contracts	4,753,000	—	—	4,753,000
Foreign currency at value	3,001,993	—	—	3,001,993
Liabilities:
Cash received as collateral for TBA commitments	—	$(78,000)	—	(78,000)
Collateral on securities loaned at value	—	(128,760)	—	(128,760)

Total	$8,784,993	$(206,760)	—	$8,578,233

During the period ended March 31, 2016, there were no transfers between levels.

54	BLACKROCK COREALPHA BOND FUND	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.8%
Amcor Ltd.	24,419	$268,147
Aristocrat Leisure Ltd.	115,546	911,486
Australia & New Zealand Banking Group Ltd. (a)	105,048	1,883,139
BHP Billiton Ltd.	82,856	1,070,649
Caltex Australia Ltd.	56,729	1,479,560
CIMIC Group Ltd.	3,036	80,775
Commonwealth Bank of Australia	32,436	1,859,527
CSL Ltd.	7,452	579,106
CSR Ltd.	36,523	92,147
DuluxGroup Ltd.	5,590	26,867
Goodman Group	10,513	53,766
Macquarie Group Ltd.	20,240	1,024,430
Mirvac Group	54,477	80,718
National Australia Bank Ltd. (a)	88,912	1,785,260
Oil Search Ltd. (a)	15,642	81,454
OZ Minerals, Ltd.	8,845	33,868
Qantas Airways Ltd. (b)	502,399	1,568,166
QBE Insurance Group Ltd.	26,145	218,486
Rio Tinto Ltd.	3,119	101,559
Scentre Group	9,171	31,218
Spotless Group Holdings Ltd.	23,704	22,953
Stockland	192,082	628,416
Suncorp Group Ltd.	55,495	506,315
Sydney Airport (c)	311,570	1,596,026
Telstra Corp. Ltd.	258,105	1,053,320
Wesfarmers Ltd.	2,927	92,905
Westfield Corp.	7,433	56,912
Westpac Banking Corp. (a)	87,153	2,024,310
Woodside Petroleum Ltd.	22,889	457,867
Woolworths Ltd. (a)	16,935	286,621

		19,955,973
Austria — 0.4%
ams AG	2,206	75,598
Erste Group Bank AG (b)	27,149	761,992
Raiffeisen Bank International AG (b)	1,281	19,360
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,372	265,895
Vienna Insurance Group AG	1,137	24,017
Wienerberger AG	3,075	59,050

		1,205,912
Belgium — 1.7%
Ageas	26,440	1,046,398
Anheuser-Busch InBev SA	10,137	1,259,388
bpost SA	61,672	1,711,517
Delhaize Group	1,194	124,440
Groupe Bruxelles Lambert SA	1,908	157,202
KBC Groep NV	1,938	99,802
Proximus	13,364	456,039

Common Stocks	Shares	Value
Belgium (continued)
Telenet Group Holding NV (b)	1,212	$61,254

		4,916,040
Denmark — 2.7%
A.P. Moeller - Maersk A/S, Class B	121	158,635
Carlsberg A/S, Class B	2,574	244,750
Danske Bank A/S	22,759	642,269
GN Store Nord A/S	2,244	46,851
ISS A/S	3,168	127,058
NKT Holding A/S	3,560	205,239
Novo Nordisk A/S, Class B	83,581	4,526,209
Pandora A/S	3,387	442,809
TDC A/S	37,958	185,521
Vestas Wind Systems A/S	20,069	1,414,056

		7,993,397
Finland — 2.4%
Cargotec OYJ (a)	1,953	62,995
Elisa OYJ	1,215	47,180
Fortum OYJ	10,618	160,582
Kesko OYJ, Class B	1,925	84,942
Kone OYJ, Class B	59,006	2,840,005
Metso OYJ	24,085	573,989
Neste Oil OYJ	12,674	416,494
Nokia OYJ	144,511	857,273
Stora Enso OYJ, Class R	172,372	1,540,078
UPM-Kymmene OYJ	34,841	629,911

		7,213,449
France — 9.1%
Air France-KLM (b)	13,091	124,388
Airbus Group SE	9,899	655,882
AtoS	2,951	239,676
AXA SA	41,494	972,980
BNP Paribas SA	30,887	1,551,781
Bouygues SA	3,331	135,403
Christian Dior SA	200	36,215
Cie Generale des Etablissements Michelin	18,545	1,894,715
CNP Assurances	11,273	175,550
Compagnie de Saint-Gobain	35,341	1,552,325
Credit Agricole SA	37,530	405,845
Danone SA	2,680	190,152
Electricite de France SA	56,817	636,105
Engie SA	21,152	327,721
Faurecia	4,916	186,115
Gecina SA	580	79,556
Hermes International	25	8,790
ICADE	1,050	80,242
Lagardere SCA	17,220	456,751
LVMH Moet Hennessy Louis Vuitton SA	2,456	419,672
Metropole Television SA	33,131	603,605

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
France (continued)
Orange SA	35,777	$624,770
Peugeot SA (b)	109,925	1,880,599
Plastic Omnium SA	2,535	87,063
Renault SA	4,602	457,335
Safran SA	35,702	2,491,996
Sanofi	45,768	3,679,552
SCOR SE	9,784	344,944
Societe Generale SA	17,537	648,027
Technicolor SA, Registered Shares	42,004	262,058
Technip SA	8,720	483,255
Thales SA	24,637	2,152,897
Total SA	39,845	1,812,999
Valeo SA	7,368	1,145,712
Veolia Environnement SA	1,068	25,705
Wendel SA	1,108	120,487

		26,950,868
Germany — 7.7%
Allianz SE, Registered Shares	13,884	2,254,830
Aurubis AG	1,806	89,741
BASF SE	20,031	1,506,242
Bayer AG, Registered Shares	34,459	4,037,912
Beiersdorf AG	5,777	520,358
Continental AG (a)	812	184,170
Daimler AG, Registered Shares	7,798	596,801
Deutsche Lufthansa AG, Registered Shares (b)	11,216	181,020
Deutsche Post AG, Registered Shares	53,060	1,472,620
Deutsche Telekom AG, Registered Shares (a)	59,098	1,059,527
Dialog Semiconductor PLC (b)	14,486	571,742
Duerr AG (a)	6,216	487,562
E.ON SE	186,925	1,787,370
Evonik Industries AG	41,269	1,234,243
Freenet AG	1,947	58,151
Gerresheimer AG	345	26,993
Hannover Rueck SE	395	45,908
Hochtief AG	9,271	1,132,135
KION Group AG (a)	8,243	479,558
Linde AG	1,681	244,246
Metro AG (a)	4,107	127,043
OSRAM Licht AG	7,098	364,878
Porsche Automobil Holding SE, Preference Shares	3,666	189,476
ProSiebenSat.1 Media AG, Registered Shares (a)	12,349	633,934
Rheinmetall AG	4,596	366,476
Rhoen Klinikum AG	1,368	42,555
RWE AG	7,441	95,724
Salzgitter AG (a)	4,046	114,329
SAP SE	15,606	1,255,789
Siemens AG, Registered Shares	8,145	861,421

Common Stocks	Shares	Value
Germany (continued)
Software AG	2,132	$83,270
Symrise AG (a)	2,490	166,710
Talanx AG	3,508	119,548
TUI AG	21,468	332,083
Volkswagen AG	834	121,159

		22,845,524
Hong Kong — 1.6%
AIA Group Ltd.	81,800	464,953
BOC Hong Kong Holdings Ltd.	11,500	34,353
Cheung Kong Property Holdings Ltd.	166,684	1,074,158
CK Hutchison Holdings Ltd.	41,184	535,064
CLP Holdings Ltd.	96,000	868,934
Henderson Land Development Co. Ltd.	25,900	159,264
Kerry Properties Ltd.	35,500	97,469
New World Development Co. Ltd.	128,000	122,167
Power Assets Holdings Ltd.	6,000	61,408
Sands China Ltd.	140,000	571,537
SJM Holdings Ltd.	172,000	123,053
Swire Properties Ltd.	56,800	153,746
Techtronic Industries Co. Ltd. (a)	16,500	65,364
Wheelock & Co. Ltd.	74,000	330,665

		4,662,135
Ireland — 0.8%
DCC PLC	17,918	1,580,239
Glanbia PLC	1,109	22,639
Shire PLC	14,024	799,855

		2,402,733
Isle of Man — 0.0%
Playtech PLC	2,779	34,591
Israel — 0.1%
Azrieli Group Ltd.	345	13,546
Teva Pharmaceutical Industries Ltd.	3,100	166,730

		180,276
Italy — 3.7%
A2A SpA	50,137	65,102
Assicurazioni Generali SpA	37,024	548,069
Banca Popolare dell’Emilia Romagna	1,508	7,167
Enel SpA	317,073	1,405,654
Eni SpA	45,938	693,787
Ferrari NV (b)	7,821	324,832
Hera SpA	9,598	28,652
Intesa Sanpaolo SpA	825,033	2,278,928
Luxottica Group SpA	744	40,985
Mediaset SpA	154,142	635,438
Mediobanca SpA	208,475	1,499,262

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Italy (continued)
Moncler SpA	27,902	$470,694
Parmalat SpA	48,024	132,813
Prada SpA (a)	13,400	46,121
Recordati SpA	2,600	65,036
Saras SpA (b)	5,281	8,469
Snam SpA	63,927	400,056
UniCredit SpA	604,492	2,179,189

		10,830,254
Japan — 21.9%
ABC-Mart, Inc.	3,800	243,199
Adastria Holdings Co. Ltd.	600	18,205
Advance Residence Investment Corp.	10	25,301
Ajinomoto Co., Inc.	26,000	586,219
ANA Holdings, Inc.	5,000	14,083
Asahi Group Holdings Ltd.	84,300	2,623,811
Asahi Kasei Corp.	121,000	817,198
Astellas Pharma, Inc.	202,600	2,692,452
Bridgestone Corp.	2,800	104,504
Calbee, Inc. (a)	7,000	277,737
Canon, Inc.	15,900	474,185
Casio Computer Co. Ltd. (a)	7,600	153,276
Central Japan Railway Co.	2,500	442,128
Chubu Electric Power Co., Inc.	15,200	212,121
COMSYS Holdings Corp. (a)	28,900	445,742
Dai-ichi Life Insurance Co. Ltd.	44,200	535,681
Daicel Corp.	42,700	582,061
Daiichi Sankyo Co. Ltd.	25,600	568,195
Daito Trust Construction Co. Ltd. (a)	5,900	836,834
Daiwa Securities Group, Inc.	29,000	178,246
DIC Corp.	6,000	14,326
Disco Corp. (a)	6,900	583,815
Dowa Holdings Co. Ltd.	26,000	144,649
East Japan Railway Co.	13,600	1,173,129
Electric Power Development Co. Ltd.	1,100	34,316
FANUC Corp.	200	30,974
Fuji Electric Co. Ltd.	20,000	69,151
Fuji Heavy Industries Ltd.	82,400	2,909,811
FUJIFILM Holdings Corp.	5,200	205,542
Fujitsu General Ltd.	61,000	941,053
Gree, Inc.	5,000	27,427
GungHo Online Entertainment, Inc. (a)	10,600	29,819
Hankyu Hanshin Holdings, Inc.	40,000	255,089
Haseko Corp.	81,300	756,942
Hazama Ando Corp.	28,300	137,630
Hitachi Capital Corp.	1,500	32,623
Hitachi Ltd.	110,000	515,553
Honda Motor Co. Ltd.	5,900	161,312
Hoya Corp.	62,300	2,368,061

Common Stocks	Shares	Value
Japan (continued)
Hulic Co. Ltd.	5,800	$55,303
Iida Group Holdings Co. Ltd.	10,800	210,339
Isuzu Motors Ltd.	14,200	146,473
ITOCHU Corp.	19,800	243,319
Japan Airlines Co. Ltd.	8,600	315,276
Japan Aviation Electronics Industry Ltd.	3,000	35,140
Japan Exchange Group, Inc.	4,900	74,961
Japan Petroleum Exploration Co.	12,300	274,974
Japan Post Bank Co. Ltd.	15,200	187,208
Japan Real Estate Investment Corp.	21	121,231
The Japan Steel Works Ltd.	8,000	25,217
Japan Tobacco, Inc.	60,700	2,526,494
Kaken Pharmaceutical Co. Ltd.	2,500	151,122
Kansai Electric Power Co., Inc. (b)	10,500	92,902
Kao Corp.	21,000	1,119,760
KDDI Corp.	11,900	317,501
Kikkoman Corp.	18,000	590,877
Komatsu Ltd.	6,700	113,906
Kumagai Gumi Co., Ltd.	13,000	32,988
Kyushu Electric Power Co. Inc. (a)(b)	3,700	35,159
Lintec Corp.	13,900	248,324
Matsumotokiyoshi Holdings Co. Ltd.	1,600	83,673
Minebea Co. Ltd. (a)	3,000	23,389
Miraca Holdings, Inc.	800	32,842
Mitsubishi Electric Corp.	41,000	429,595
Mitsubishi Estate Co. Ltd.	32,000	593,918
Mitsubishi Gas Chemical Co., Inc.	16,000	85,929
Mitsubishi Heavy Industries Ltd.	16,000	59,443
Mitsubishi Motors Corp.	3,300	24,634
Mitsubishi UFJ Financial Group, Inc.	132,800	615,343
Mitsui & Co. Ltd. (a)	5,800	66,691
Mizuho Financial Group, Inc.	1,264,200	1,884,015
Murata Manufacturing Co. Ltd.	15,900	1,918,601
Nexon Co. Ltd. (a)	45,600	777,681
NGK Spark Plug Co. Ltd. (a)	3,300	63,192
NH Foods Ltd.	59,000	1,298,645
Nichirei Corp.	4,000	32,476
Nippon Shokubai Co. Ltd.	1,300	66,220
Nippon Steel & Sumitomo Metal	8,200	157,208
Nippon Telegraph & Telephone Corp.	32,400	1,399,599
Nippon Television Network Corp.	3,500	57,693
Nippon Yusen KK	36,000	69,419
Nishimatsu Construction Co. Ltd. (a)	11,000	47,168
Nissan Chemical Industries Ltd. (a)	19,800	509,114
Nissan Motor Co. Ltd.	270,500	2,500,837
Nissin Foods Holdings Co. Ltd.	1,600	75,151

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Nitto Denko Corp.	1,100	$61,296
Nomura Holdings, Inc.	9,600	42,877
Nomura Real Estate Holdings, Inc.	32,600	601,795
NTT DoCoMo, Inc.	66,100	1,502,546
Obic Co. Ltd.	15,800	835,247
Oki Electric Industry Co. Ltd.	192,000	271,321
OKUMA Corp. (a)	7,000	48,899
Omron Corp. (a)	7,700	229,018
ORIX Corp.	94,900	1,351,680
OSG Corp.	7,600	141,744
Panasonic Corp.	23,900	216,457
Penta-Ocean Construction Co. Ltd.	2,100	8,789
Pigeon Corp.	2,700	70,354
Pola Orbis Holdings, Inc.	400	33,133
Resona Holdings, Inc.	168,500	600,792
Santen Pharmaceutical Co. Ltd.	4,300	64,631
Seiko Holdings Corp.	17,000	67,274
Seino Holdings Co Ltd.	2,400	25,820
Senshu Ikeda Holdings, Inc.	21,500	77,292
Seven & I Holdings Co. Ltd.	1,800	76,694
Shin-Etsu Chemical Co. Ltd.	12,600	650,764
Shionogi & Co. Ltd.	21,700	1,019,926
Skylark Co. Ltd.	7,800	102,938
SMC Corp. (a)	800	185,382
Sompo Japan Nipponkoa Holdings, Inc.	2,100	59,517
Sony Corp.	13,700	352,243
Start Today Co. Ltd.	1,000	40,289
Sumco Corp.	7,000	43,950
Sumitomo Chemical Co. Ltd.	4,000	18,106
Sumitomo Corp.	6,100	60,530
Sumitomo Dainippon Pharma Co. Ltd. (a)	10,300	118,490
Sumitomo Electric Industries Ltd.	22,200	269,196
Sumitomo Forestry Co., Ltd.	2,200	25,255
Sumitomo Mitsui Financial Group, Inc.	1,800	54,644
Sumitomo Mitsui Trust Holdings, Inc.	578,000	1,692,083
Sumitomo Realty & Development Co. Ltd.	7,000	204,619
Sundrug Co. Ltd.	700	52,320
Tadano Ltd.	77,000	714,521
Taiyo Yuden Co Ltd.	17,000	165,786
Takeda Pharmaceutical Co. Ltd.	4,100	186,921
TDK Corp.	3,900	216,395
Teijin Ltd.	13,000	45,270
Tohoku Electric Power Co., Inc.	5,100	65,726
Tokai Rika Co., Ltd.	2,700	50,746
Tokio Marine Holdings, Inc.	86,400	2,919,275
Tokyo Electric Power Co., Inc. (b)	11,600	63,726
Tokyo Electron Ltd.	10,200	664,320
Tokyo Gas Co. Ltd.	260,000	1,211,976

Common Stocks	Shares	Value
Japan (continued)
Tokyo Steel Manufacturing Co. Ltd.	46,000	$273,582
TonenGeneral Sekiyu KK	13,000	117,586
Toshiba Corp. (a)(b)	47,000	91,386
Tosoh Corp.	53,000	222,578
Toyota Motor Corp.	54,500	2,890,429
TS Tech Co. Ltd.	8,500	198,680
United Arrows Ltd.	900	37,208
West Japan Railway Co.	8,000	493,977
Yahoo! Japan Corp. (a)	40,900	174,080
Yakult Honsha Co. Ltd.	1,600	70,787
Zeon Corp. (a)	55,000	355,236

		64,521,452
Netherlands — 5.0%
Akzo Nobel NV	8,901	606,754
Altice NV Class B (b)	6,868	123,380
ASML Holding NV	9,453	951,297
Eurocommercial Properties NV CVA	8,173	381,813
Euronext NV (d)	3,938	163,328
GrandVision NV (d)	2,659	75,728
Heineken Holding NV	2,401	186,927
Heineken NV	9,369	847,684
ING Groep NV CVA	13,397	160,319
Koninklijke Ahold NV	128,366	2,883,267
Randstad Holding NV	4,759	263,228
Royal Dutch Shell PLC, Class A	77,014	1,859,576
Royal Dutch Shell PLC, Class B	78,080	1,900,058
Unilever NV CVA	95,305	4,284,793
Wereldhave NV	3,303	184,427

		14,872,579
New Zealand — 0.0%
Contact Energy Ltd.	10,505	36,302
Vector Ltd.	5,687	12,902

		49,204
Norway — 2.1%
Aker Solutions ASA	9,449	30,268
DnB NOR ASA	102,087	1,205,473
Fred Olsen Energy ASA (a)(b)	8	27
Norsk Hydro ASA	59,083	242,744
Orkla ASA	135,303	1,223,786
Schibsted ASA, Class A (a)	6,403	186,806
Statoil ASA (a)	44,855	700,561
Storebrand ASA (b)	12,492	48,660
Subsea 7 SA (a)(b)	51,623	389,406
Telenor ASA	73,638	1,190,657
Yara International ASA	21,738	816,039

		6,034,427
Portugal — 0.1%
Galp Energia SGPS SA	5,370	67,430

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	16,918	$276,558

		343,988
Singapore — 2.2%
CapitaLand Commercial Trust Ltd.	529,700	578,136
CapitaLand Mall Trust	59,400	92,055
City Developments Ltd.	97,600	590,935
ComfortDelGro Corp. Ltd.	602,500	1,305,843
DBS Group Holdings Ltd.	73,000	831,614
Jardine Cycle & Carriage Ltd.	1,700	50,479
Keppel Corp. Ltd. (a)	18,700	80,850
Noble Group Ltd. (b)	44	14
Oversea-Chinese Banking Corp. Ltd.	30,300	198,577
Singapore Airlines Ltd.	107,000	906,634
Singapore Telecommunications Ltd.	343,000	970,913
Yangzijiang Shipbuilding Holdings Ltd. (a)	1,339,600	972,943

		6,578,993
Spain — 2.9%
Abertis Infraestructuras SA (a)	4,441	72,919
ACS Actividades de Construccion y Servicios SA	22,611	672,456
Aena SA (b)(d)	7,285	939,318
Amadeus IT Holding SA, Class A	6,717	287,245
Banco Bilbao Vizcaya Argentaria SA	23,278	153,711
Banco Popular Espanol SA (a)	70,931	184,087
Banco Santander SA	97,678	428,990
Bankinter SA (a)	45,142	318,059
CaixaBank SA (a)	257,171	758,029
CaixaBank SA (b)	4,477	13,230
Ebro Foods SA	1,004	21,882
Endesa SA	7,667	146,925
Ferrovial SA	10,226	219,460
Gamesa Corp. Tecnologica SA	6,602	129,923
Grifols SA (a)	18,846	418,708
Iberdrola SA (a)	12,347	82,193
Industria de Diseno Textil SA	65,531	2,196,572
International Consolidated Airlines Group SA	15,479	123,165
Mediaset Espana Comunicacion SA (a)	41,839	480,215
Repsol SA	68,567	770,963
Tecnicas Reunidas SA (a)	6,901	193,587
Telefonica SA (a)	1,182	13,211

		8,624,848
Sweden — 4.2%
Axfood AB	9,057	167,140
Castellum AB	24,675	391,716

Common Stocks	Shares	Value
Sweden (continued)
Electrolux AB, Class B	3,661	$96,137
Fabege AB	12,987	218,830
Hennes & Mauritz AB, Class B	53,640	1,785,361
Hexpol AB	9,441	104,748
Hufvudstaden AB, A Shares	1,923	30,414
ICA Gruppen AB (a)	2,859	94,494
Intrum Justitia AB	75,412	2,657,531
Investment AB Kinnevik, Class B	5,694	161,289
Investor AB, Class B	10,936	386,579
Millicom International Cellular SA	1,713	93,443
NCC AB, -B Shares	6,322	230,104
Nordea Bank AB	36,484	349,951
Peab AB	6,812	60,204
Skanska AB, Class B	47,922	1,093,147
Swedish Match AB	2,711	91,898
Telefonaktiebolaget LM Ericsson, Class B	86,743	868,532
TeliaSonera AB	330,303	1,711,490
Volvo AB, Class B	156,796	1,717,341

		12,310,349
Switzerland — 7.5%
Actelion Ltd., Registered Shares (b)	399	59,547
Adecco SA, Registered Shares	22,002	1,431,256
Baloise Holding AG, Registered Shares	12,173	1,545,147
Banque Cantonale Vaudoise, Registered Shares	73	50,869
Cembra Money Bank AG (b)	288	20,102
Credit Suisse Group AG, Registered Shares (b)	20,109	283,978
Flughafen Zuerich AG, Registered Shares	40	35,784
GAM Holding AG (b)	1,563	22,584
Givaudan SA, Registered Shares	204	399,799
Glencore PLC (b)	347,910	782,261
Kuehne & Nagel International AG, Registered Shares	936	133,021
Logitech International SA, Registered Shares	1,779	28,273
Lonza Group AG, Registered Shares (b)	6,964	1,177,204
Nestle SA, Registered Shares	96,241	7,181,574
Novartis AG, Registered Shares	38,512	2,786,415
Partners Group Holding AG	64	25,712
Roche Holding AG	12,229	3,002,712
STMicroelectronics NV	13,947	77,632
Straumann Holding AG, Registered Shares	74	25,470
Swiss Life Holding AG, Registered Shares (b)	8,572	2,274,732
Swiss Prime Site AG, Registered Shares (b)	1,310	115,418

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Switzerland (continued)
Swiss Re AG	3,999	$369,266
UBS Group AG	16,270	261,720
Zurich Insurance Group AG (b)	192	44,527

		22,135,003
United Kingdom — 13.9%
ARM Holdings PLC	39,681	577,806
AstraZeneca PLC	20,573	1,148,627
Aviva PLC	18,614	121,539
Barclays PLC	252,332	541,655
Berendsen PLC	3,142	54,195
Berkeley Group Holdings PLC	155	7,147
BHP Billiton PLC	32,616	365,246
BP PLC	310,566	1,553,873
British American Tobacco PLC	42,464	2,483,121
Britvic PLC	143,546	1,462,949
BT Group PLC	459,801	2,903,253
BTG PLC (b)	4,118	36,706
Burberry Group PLC	11,858	231,822
Centrica PLC	150,737	492,437
Close Brothers Group PLC	16,220	293,397
CYBG PLC (b)	22,417	67,704
Derwent London PLC	2,027	91,600
Diageo PLC	39,242	1,058,123
Dixons Carphone PLC	49,199	300,674
DS Smith PLC	1,045	6,114
easyJet PLC	29,129	633,987
Fiat Chrysler Automobiles NV (a)	27,053	218,312
GlaxoSmithKline PLC	65,702	1,330,021
Hammerson PLC	24,655	204,533
Hays PLC	22,289	38,693
Hikma Pharmaceuticals PLC	24,006	681,686
Howden Joinery Group PLC	54,111	371,404
HSBC Holdings PLC	561,605	3,492,599
Imperial Tobacco Group PLC	13,709	759,029
Inchcape PLC	10,676	110,729
Indivior PLC	27,684	64,742
Intermediate Capital Group PLC	10,878	96,546
Intertek Group PLC	1,251	56,801
ITV PLC	708,216	2,447,254
J. Sainsbury PLC (a)	129,963	515,003
Land Securities Group PLC	1,770	27,909
Legal & General Group PLC	135,523	456,638
Lloyds Banking Group PLC	2,303,358	2,243,463
Man Group PLC	6,123	13,383
Mondi PLC	4,690	89,688
National Grid PLC	56,100	793,778
Old Mutual PLC	5,775	15,951
Paragon Group of Cos. PLC	42,173	195,186
Persimmon PLC	4,351	130,013
Provident Financial PLC	8,121	345,150
Prudential PLC	17,663	328,681
Qinetiq Group PLC	82,889	271,044

Common Stocks	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	4,940	$476,496
RELX NV	4,507	78,577
Rentokil Initial PLC	61,211	155,222
Rightmove PLC	6,767	408,635
Rio Tinto PLC	28,840	808,404
Royal Bank of Scotland Group PLC (b)	69,746	222,399
SABMiller PLC	14,290	872,802
Schroders PLC	9,603	369,184
Segro PLC	12,686	74,620
Severn Trent PLC	10,646	331,634
Sky PLC	165,470	2,431,506
Spirax-Sarco Engineering PLC	4,647	242,603
SSE PLC	47,405	1,014,480
Standard Chartered PLC	52,211	353,103
Standard Life PLC	38,771	197,708
Tate & Lyle PLC	73,550	609,585
Thomas Cook Group PLC (b)	111,347	148,285
Unilever PLC	7,246	326,742
The UNITE Group PLC	2,920	26,643
Vedanta Resources PLC (a)	6,790	33,350
Vodafone Group PLC	565,216	1,796,060
Wolseley PLC	5,578	314,873

		41,023,122
Total Common Stocks — 96.8%		285,685,117

Preferred Stock — 0.0%
Germany — 0.0%
Henkel AG & Co. KGaA Preference Shares, 0.00%	375	41,253
Total Preferred Securities — 0.0%		41,253
Total Long-Term Investments (Cost — $293,341,150) — 96.8%		285,726,370
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (e)(f)(g)	12,845,562	12,845,562
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (e)(f)(g)	5,984,592	5,984,592

		18,830,154
Total Short-Term Securities (Cost — $18,830,154) — 6.4%		18,830,154

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Total Investments (Cost — $312,171,304*) — 103.2%	304,556,524
Liabilities in Excess of Other Assets — (3.2)%	(9,472,758)

Net Assets — 100.0%	$295,083,766

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$320,717,058

Gross unrealized appreciation	$13,927,140
Gross unrealized depreciation	(30,087,674)

Net unrealized depreciation	$(16,160,534)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (continued)	International Tilts Master Portfolio

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	18,111,897	(5,266,335)	12,845,562	$11,820	[1]
BlackRock Cash Funds: Prime, SL Agency Shares	4,733,349	1,251,243	5,984,592	$3,936	[1]

[1]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
116	Euro Stoxx 50 Index	June 2016	EUR	3,868,814	$(49,448)
25	FTSE 100 Index	June 2016	GBP	2,194,948	8,977
8	SPI 200 Index	June 2016	AUD	776,668	234
28	Yen Denom Nikkei Index	June 2016	JPY	2,085,477	(2,348)
Total					$(42,585)

Portfolio Abbreviations

AUD	Australian Dollar
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments [and derivative financial instruments])

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$19,955,973	—	$19,955,973
Austria	—	1,205,912	—	1,205,912
Belgium	—	4,916,040	—	4,916,040
Denmark	—	7,993,397	—	7,993,397
Finland	—	7,213,449	—	7,213,449
France	—	26,950,868	—	26,950,868
Germany	—	22,845,524	—	22,845,524
Hong Kong	—	4,662,135	—	4,662,135
Ireland	$22,639	2,380,094	—	2,402,733
Isle of Man	—	34,591	—	34,591
Israel	—	180,276	—	180,276
Italy	370,953	10,459,301	—	10,830,254
Japan	—	64,521,452	—	64,521,452
Netherlands	—	14,872,579	—	14,872,579
New Zealand	—	49,204	—	49,204
Norway	—	6,034,427	—	6,034,427
Portugal	—	343,988	—	343,988
Singapore	—	6,578,993	—	6,578,993

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	9

Schedule of Investments (concluded)	International Tilts Master Portfolio

Spain	—	8,624,848	—	8,624,848
Sweden	—	12,310,349	—	12,310,349
Switzerland	—	22,135,003	—	22,135,003
United Kingdom	67,704	40,955,418	—	41,023,122
Preferred Stock	—	41,253	—	41,253
Short-Term Securities	18,830,154	—	—	18,830,154

Total	$19,291,450	$285,265,074	—	$304,556,524

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$9,211	—	—	$9,211
Liabilities:
Equity contracts	(51,796)	—	—	(51,796)

Total	$(42,585)	—	—	$(42,585)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$57,138	—	—	$57,138
Cash pledged for financial futures contracts	544,910	—	—	544,910
Foreign currency at value	4,147,994	—	—	4,147,994
Liabilities:
Collateral on securities loaned at value	—	$(15,675,958)	—	$(15,675,958)

Total	$4,750,042	$(15,675,958)	—	$(10,925,916)

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1[2]	Transfers Into Level 2[2]	Transfers Out of Level 2
Assets:
Investments:
Common Stocks:
Netherlands	—	$(1,845,389)	$1,845,389	—
Italy	—	(124,734)	124,734	—
New Zealand	—	(3,167,383)	3,167,383	—

Total	—	$(5,137,506)	$5,137,506	—

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

10	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
B/E Aerospace, Inc.	14,378	$663,113
Boeing Co.	87,130	11,060,282
General Dynamics Corp.	36,836	4,839,145
Hexcel Corp.	12,707	555,423
Honeywell International, Inc.	104,281	11,684,686
Huntington Ingalls Industries, Inc.	6,489	888,604
L-3 Communications Holdings, Inc.	10,987	1,301,960
Lockheed Martin Corp.	36,199	8,018,079
Northrop Grumman Corp.	24,331	4,815,105
Orbital ATK, Inc.	8,163	709,691
Raytheon Co.	40,707	4,991,899
Rockwell Collins, Inc.	17,645	1,627,045
Spirit Aerosystems Holdings, Inc., Class A (a)	18,931	858,710
Textron, Inc.	37,039	1,350,442
TransDigm Group, Inc. (a)	7,108	1,566,177
Triumph Group, Inc.	7,076	222,753
United Technologies Corp.	111,691	11,180,269

		66,333,383
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (b)	19,455	1,444,145
Expeditors International of Washington, Inc.	25,517	1,245,485
FedEx Corp.	35,923	5,845,390
United Parcel Service, Inc., Class B	93,588	9,870,726

		18,405,746
Airlines — 0.7%
Alaska Air Group, Inc.	17,294	1,418,454
American Airlines Group, Inc. (b)	84,087	3,448,408
Copa Holdings SA, Class A (b)	4,227	286,379
Delta Air Lines, Inc.	108,896	5,301,057
JetBlue Airways Corp. (a)	41,790	882,605
Southwest Airlines Co.	89,152	3,994,009
Spirit Airlines, Inc. (a)	9,910	475,482
United Continental Holdings, Inc. (a)(b)	50,960	3,050,466

		18,856,860
Auto Components — 0.4%
Allison Transmission Holdings, Inc. (b)	23,588	636,404
BorgWarner, Inc. (b)	30,185	1,159,104
Delphi Automotive PLC (b)	38,519	2,889,696
Gentex Corp. (b)	38,713	607,407
Goodyear Tire & Rubber Co.	36,006	1,187,478
Johnson Controls, Inc.	87,356	3,404,263
Lear Corp.	10,374	1,153,278
Visteon Corp.	5,458	434,402

		11,472,032

Common Stocks	Shares	Value
Automobiles — 0.7%
Ford Motor Co.	520,866	$7,031,691
General Motors Co.	214,405	6,738,749
Harley-Davidson, Inc. (b)	25,595	1,313,791
Tesla Motors, Inc. (a)(b)	13,010	2,989,308
Thor Industries, Inc. (b)	6,133	391,102

		18,464,641
Banks — 4.8%
Associated Banc-Corp	20,255	363,375
Bank of America Corp.	1,405,483	19,002,130
Bank of Hawaii Corp. (b)	5,813	396,912
BankUnited, Inc.	13,718	472,448
BB&T Corp.	103,490	3,443,112
BOK Financial Corp. (b)	3,608	197,069
CIT Group, Inc. (b)	23,510	729,515
Citigroup, Inc.	406,056	16,952,838
Citizens Financial Group, Inc.	41,603	871,583
Comerica, Inc.	23,784	900,700
Commerce Bancshares, Inc. (b)	11,475	515,801
Cullen/Frost Bankers, Inc. (b)	7,446	410,349
East West Bancorp, Inc.	18,759	609,292
Fifth Third Bancorp	108,047	1,803,304
First Horizon National Corp.	31,570	413,567
First Niagara Financial Group, Inc.	47,425	459,074
First Republic Bank	18,976	1,264,561
Huntington Bancshares, Inc. (b)	107,859	1,028,975
JPMorgan Chase & Co.	496,650	29,411,613
KeyCorp (b)	113,166	1,249,353
M&T Bank Corp. (b)	21,300	2,364,300
PacWest Bancorp (b)	14,720	546,848
PNC Financial Services Group, Inc. (c)	69,091	5,843,026
Popular, Inc.	13,685	391,528
Regions Financial Corp.	178,806	1,403,627
Signature Bank (a)	6,760	920,171
SunTrust Banks, Inc.	68,865	2,484,649
SVB Financial Group (a)	6,905	704,655
Synovus Financial Corp.	17,808	514,829
TCF Financial Corp.	23,123	283,488
US Bancorp	223,475	9,070,850
Wells Fargo & Co.	623,488	30,151,880
Zions Bancorporation	26,703	646,480

		135,821,902
Beverages — 2.1%
Brown-Forman Corp., Class A	3,596	383,657
Brown-Forman Corp., Class B (b)	15,584	1,534,556
Coca-Cola Co.	524,776	24,344,359
Coca-Cola Enterprises, Inc.	31,081	1,577,050
Constellation Brands, Inc., Class A	21,823	3,297,237
Dr Pepper Snapple Group, Inc.	25,578	2,287,185
Molson Coors Brewing Co., Class B	21,086	2,028,052
Monster Beverage Corp. (a)	19,959	2,662,131

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Beverages (continued)
PepsiCo, Inc.	197,539	$20,243,797

		58,358,024
Biotechnology — 3.0%
AbbVie, Inc.	220,817	12,613,067
Agios Pharmaceuticals, Inc. (a)(b)	3,280	133,168
Alexion Pharmaceuticals, Inc. (a)	28,785	4,007,448
Alkermes PLC (a)	20,260	692,689
Alnylam Pharmaceuticals, Inc. (a)	10,040	630,211
Amgen, Inc.	101,754	15,255,977
Baxalta, Inc.	72,605	2,933,242
Biogen, Inc. (a)	29,736	7,740,876
BioMarin Pharmaceutical, Inc. (a)(b)	21,390	1,764,247
Bluebird Bio, Inc. (a)(b)	4,594	195,245
Celgene Corp. (a)	105,807	10,590,223
Gilead Sciences, Inc.	182,924	16,803,399
Incyte Corp. (a)	20,871	1,512,521
Intercept Pharmaceuticals, Inc. (a)	2,210	283,919
Intrexon Corp. (a)(b)	6,939	235,163
Ionis Pharmaceuticals, Inc. (a)(b)	16,285	659,542
Juno Therapeutics, Inc. (a)(b)	1,370	52,183
Medivation, Inc. (a)	21,338	981,121
OPKO Health, Inc. (a)(b)	39,268	407,995
Puma Biotechnology, Inc. (a)(b)	3,179	93,367
Regeneron Pharmaceuticals, Inc. (a)	10,465	3,772,005
Seattle Genetics, Inc. (a)(b)	13,921	488,488
United Therapeutics Corp. (a)	6,198	690,643
Vertex Pharmaceuticals, Inc. (a)	32,517	2,584,776

		85,121,515
Building Products — 0.2%
Allegion PLC	12,884	820,839
AO Smith Corp.	9,938	758,369
Armstrong World Industries, Inc. (a)(b)	4,971	240,447
Fortune Brands Home & Security, Inc.	21,268	1,191,859
Lennox International, Inc. (b)	5,501	743,680
Masco Corp.	46,504	1,462,551
Owens Corning	15,901	751,799
USG Corp. (a)	12,875	319,429

		6,288,973
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	7,301	1,185,682
Ameriprise Financial, Inc.	24,197	2,274,760
Artisan Partners Asset Management, Inc., Class A (b)	4,909	151,394
Bank of New York Mellon Corp.	149,612	5,510,210
BlackRock, Inc. (c)	16,736	5,699,780
Charles Schwab Corp.	152,835	4,282,437

Common Stocks	Shares	Value
Capital Markets (continued)
E*Trade Financial Corp. (a)	38,676	$947,175
Eaton Vance Corp. (b)	15,767	528,510
Federated Investors, Inc., Class B (b)	12,473	359,846
Franklin Resources, Inc. (b)	51,742	2,020,525
Goldman Sachs Group, Inc.	57,632	9,047,071
Invesco Ltd.	57,457	1,767,952
Lazard Ltd., Class A	16,817	652,500
Legg Mason, Inc.	13,122	455,071
LPL Financial Holdings, Inc. (b)	10,689	265,087
Morgan Stanley	204,500	5,114,545
Northern Trust Corp.	31,132	2,028,872
NorthStar Asset Management Group, Inc. (b)	25,769	292,478
Raymond James Financial, Inc. (b)	17,171	817,511
SEI Investments Co.	18,811	809,814
State Street Corp.	54,919	3,213,860
T. Rowe Price Group, Inc.	34,763	2,553,690
TD Ameritrade Holding Corp. (b)	35,619	1,123,067
Waddell & Reed Financial, Inc., Class A (b)	11,254	264,919

		51,366,756
Chemicals — 2.1%
Air Products & Chemicals, Inc.	28,650	4,127,033
Airgas, Inc.	9,066	1,284,108
Albemarle Corp. (b)	15,108	965,854
Ashland, Inc.	8,435	927,513
Axalta Coating Systems Ltd. (a)	13,434	392,273
Cabot Corp.	8,690	419,988
Celanese Corp., Series A	20,443	1,339,017
CF Industries Holdings, Inc.	31,396	983,951
Chemours Co.	21,176	148,232
Dow Chemical Co.	149,246	7,590,652
E.I. du Pont de Nemours & Co.	120,761	7,646,587
Eastman Chemical Co. (b)	19,832	1,432,465
Ecolab, Inc.	35,220	3,927,734
FMC Corp. (b)	17,881	721,856
GCP Applied Technologies, Inc. (a)	9,751	194,435
Huntsman Corp. (b)	26,532	352,876
International Flavors & Fragrances, Inc. (b)	10,791	1,227,692
LyondellBasell Industries NV, Class A	48,777	4,174,336
Monsanto Co.	58,675	5,148,144
Mosaic Co. (b)	46,479	1,254,933
NewMarket Corp. (b)	1,108	439,056
Platform Specialty Products Corp. (a)(b)	19,174	164,896
PPG Industries, Inc.	36,266	4,043,296
Praxair, Inc.	38,462	4,401,976
RPM International, Inc.	17,971	850,567
Scotts Miracle-Gro Co., Class A (b)	5,930	431,526

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Chemicals (continued)
Sherwin-Williams Co.	10,803	$3,075,290
Valspar Corp.	10,839	1,159,990
Westlake Chemical Corp.	5,618	260,113
WR Grace & Co. (a)	9,751	694,076

		59,780,465
Commercial Services & Supplies — 0.6%
ADT Corp.	22,463	926,823
Cintas Corp. (b)	12,012	1,078,798
Clean Harbors, Inc. (a)	7,796	384,655
Copart, Inc. (a)(b)	15,811	644,614
Covanta Holding Corp. (b)	16,243	273,857
Iron Mountain, Inc.	28,393	962,807
KAR Auction Services, Inc.	19,045	726,376
Pitney Bowes, Inc. (b)	26,905	579,534
Republic Services, Inc.	32,346	1,541,287
Rollins, Inc.	12,664	343,448
RR Donnelley & Sons Co. (b)	27,298	447,687
Stericycle, Inc. (a)	11,346	1,431,752
Tyco International PLC	56,167	2,061,890
Waste Connections, Inc.	16,524	1,067,285
Waste Management, Inc. (b)	61,075	3,603,425

		16,074,238
Communications Equipment — 1.4%
Arista Networks, Inc. (a)(b)	4,608	290,765
ARRIS International PLC (a)	24,857	569,722
Brocade Communications Systems, Inc.	55,523	587,433
Cisco Systems, Inc.	680,638	19,377,764
CommScope Holding Co., Inc. (a)(b)	13,884	387,641
EchoStar Corp., Class A (a)(b)	5,607	248,334
F5 Networks, Inc. (a)	9,596	1,015,737
Harris Corp.	16,488	1,283,756
Juniper Networks, Inc.	52,672	1,343,663
Lumentum Holdings, Inc. (a)	6,611	178,299
Motorola Solutions, Inc.	23,573	1,784,476
Palo Alto Networks, Inc. (a)(b)	10,259	1,673,653
QUALCOMM, Inc.	200,516	10,254,388
Viavi Solutions, Inc. (a)	31,174	213,854

		39,209,485
Construction & Engineering — 0.1%
AECOM (a)(b)	19,792	609,396
Chicago Bridge & Iron Co. NV	12,955	474,023
Fluor Corp.	19,554	1,050,050
Jacobs Engineering Group, Inc. (a)	17,064	743,137
KBR, Inc.	19,786	306,287
Quanta Services, Inc. (a)	20,423	460,743

		3,643,636

Common Stocks	Shares	Value
Construction Materials — 0.1%
Eagle Materials, Inc.	6,965	$488,316
Martin Marietta Materials, Inc. (b)	9,003	1,436,068
Vulcan Materials Co.	17,698	1,868,378

		3,792,762
Consumer Finance — 0.7%
Ally Financial, Inc. (a)	64,439	1,206,298
American Express Co.	109,758	6,739,141
Capital One Financial Corp.	72,894	5,052,283
Credit Acceptance Corp. (a)(b)	1,093	198,434
Discover Financial Services	59,031	3,005,859
Navient Corp. (b)	47,335	566,600
OneMain Holdings, Inc. (a)	7,481	205,204
Santander Consumer USA Holdings, Inc. (a)	11,331	118,862
SLM Corp. (a)	58,607	372,741
Synchrony Financial (a)	111,220	3,187,565

		20,652,987
Containers & Packaging — 0.3%
AptarGroup, Inc.	8,241	646,177
Avery Dennison Corp.	12,143	875,632
Ball Corp. (b)	18,391	1,311,094
Bemis Co., Inc. (b)	12,880	666,926
Crown Holdings, Inc. (a)	18,574	921,085
Graphic Packaging Holding Co.	43,600	560,260
Owens-Illinois, Inc. (a)	20,768	331,457
Packaging Corp. of America	13,251	800,360
Sealed Air Corp.	26,337	1,264,439
Silgan Holdings, Inc.	5,594	297,433
Sonoco Products Co.	13,461	653,801
WestRock Co.	34,854	1,360,352

		9,689,016
Distributors — 0.1%
Genuine Parts Co.	20,304	2,017,406
LKQ Corp. (a)	40,580	1,295,719

		3,313,125
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	443	212,640
H&R Block, Inc. (b)	31,477	831,622
Service Corp. International	26,555	655,377
ServiceMaster Global Holdings, Inc. (a)	13,457	507,060

		2,206,699
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	248,903	35,314,358
CBOE Holdings, Inc. (b)	11,238	734,178
CME Group, Inc.	42,766	4,107,674
FactSet Research Systems, Inc. (b)	5,582	845,840

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Diversified Financial Services (continued)
Interactive Brokers Group, Inc., Class A (b)	8,005	$314,757
Intercontinental Exchange, Inc.	15,606	3,669,595
Leucadia National Corp.	44,253	715,571
McGraw-Hill Financial, Inc.	36,513	3,614,057
Moody’s Corp.	23,681	2,286,637
Morningstar, Inc.	2,502	220,851
MSCI, Inc.	13,785	1,021,193
NASDAQ, Inc.	15,444	1,025,173
Voya Financial, Inc.	29,001	863,360

		54,733,244
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	814,665	31,910,428
CenturyLink, Inc. (b)	75,206	2,403,584
Frontier Communications Corp. (b)	157,519	880,531
Level 3 Communications, Inc. (a)	38,584	2,039,164
Verizon Communications, Inc.	545,819	29,517,892
Zayo Group Holdings, Inc. (a)	18,951	459,372

		67,210,971
Electric Utilities — 1.8%
American Electric Power Co., Inc.	65,360	4,339,904
Avangrid, Inc.	7,055	282,976
Duke Energy Corp.	92,253	7,442,972
Edison International	43,464	3,124,627
Entergy Corp.	23,949	1,898,677
Eversource Energy	42,375	2,472,157
Exelon Corp.	122,672	4,399,018
FirstEnergy Corp.	56,299	2,025,075
Great Plains Energy, Inc.	20,583	663,802
Hawaiian Electric Industries, Inc. (b)	14,005	453,762
ITC Holdings Corp.	20,748	903,990
NextEra Energy, Inc.	59,247	7,011,290
OGE Energy Corp.	27,152	777,362
Pinnacle West Capital Corp.	14,775	1,109,159
PPL Corp.	89,127	3,393,065
Southern Co.	121,164	6,267,814
Westar Energy, Inc.	18,896	937,430
Xcel Energy, Inc. (b)	67,624	2,828,036

		50,331,116
Electrical Equipment — 0.5%
Acuity Brands, Inc.	5,794	1,263,903
AMETEK, Inc.	32,220	1,610,356
Babcock & Wilcox Enterprises, Inc. (a)	7,383	157,996
Eaton Corp. PLC	62,312	3,898,239
Emerson Electric Co.	89,153	4,848,140
Hubbell, Inc.	7,719	817,674
Regal-Beloit Corp.	5,949	375,322
Rockwell Automation, Inc. (b)	17,953	2,042,154

Common Stocks	Shares	Value
Electrical Equipment (continued)
SolarCity Corp. (a)(b)	8,009	$196,861

		15,210,645
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A (b)	41,211	2,382,820
Arrow Electronics, Inc. (a)	12,866	828,699
Avnet, Inc.	18,363	813,481
CDW Corp.	17,858	741,107
Cognex Corp. (b)	11,478	447,068
Corning, Inc.	157,812	3,296,693
Dolby Laboratories, Inc., Class A (b)	6,445	280,100
Fitbit, Inc., Series A (a)(b)	5,114	77,477
FLIR Systems, Inc.	18,693	615,934
Ingram Micro, Inc., Class A	20,590	739,387
IPG Photonics Corp. (a)(b)	4,537	435,915
Jabil Circuit, Inc. (b)	26,035	501,695
Keysight Technologies, Inc. (a)	22,964	637,021
National Instruments Corp.	14,603	439,696
Trimble Navigation Ltd. (a)	34,866	864,677
Zebra Technologies Corp., Class A (a)(b)	6,942	478,998

		13,580,768
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	57,987	2,541,570
Cameron International Corp. (a)	25,534	1,712,055
Diamond Offshore Drilling, Inc.	8,813	191,507
Dril-Quip, Inc. (a)	5,278	319,636
Ensco PLC, Class A (b)	32,144	333,333
FMC Technologies, Inc. (a)	31,005	848,297
Frank’s International NV	3,948	65,063
Halliburton Co.	113,508	4,054,506
Helmerich & Payne, Inc. (b)	12,942	759,954
Nabors Industries Ltd.	45,515	418,738
National Oilwell Varco, Inc. (b)	51,743	1,609,207
Noble Corp. PLC (b)	32,935	340,877
Oceaneering International, Inc. (b)	13,119	436,076
Patterson-UTI Energy, Inc. (b)	20,373	358,972
Rowan Cos. PLC, Class A	15,767	253,849
RPC, Inc. (b)	8,807	124,883
Schlumberger Ltd. (b)	169,384	12,492,070
Seadrill Ltd. (a)(b)	46,104	152,143
Superior Energy Services, Inc. (b)	19,011	254,557
Weatherford International PLC (a)	119,715	931,383

		28,198,676
Food & Staples Retailing — 2.2%
Costco Wholesale Corp. (b)	58,694	9,249,000
CVS Health Corp.	151,004	15,663,645
Kroger Co. (b)	130,788	5,002,641
Rite Aid Corp. (a)	131,913	1,075,091
Sprouts Farmers Market, Inc. (a)(b)	20,819	604,584
Sysco Corp.	79,209	3,701,437

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	211,394	$14,478,375
Walgreens Boots Alliance, Inc.	114,688	9,661,317
Whole Foods Market, Inc.	47,796	1,486,933

		60,923,023
Food Products — 1.7%
Archer-Daniels-Midland Co.	82,759	3,004,979
Blue Buffalo Pet Products, Inc. (a)(b)	4,730	121,372
Bunge Ltd.	19,158	1,085,684
Campbell Soup Co. (b)	23,228	1,481,714
ConAgra Foods, Inc.	56,970	2,542,001
Flowers Foods, Inc. (b)	23,245	429,103
General Mills, Inc.	79,520	5,037,592
Hain Celestial Group, Inc. (a)(b)	13,699	560,426
Hershey Co. (b)	19,435	1,789,769
Hormel Foods Corp. (b)	35,704	1,543,841
Ingredion, Inc.	9,509	1,015,466
J.M. Smucker Co.	15,964	2,072,766
Kellogg Co.	33,315	2,550,263
Kraft Heinz Co.	78,966	6,203,569
McCormick & Co., Inc. (b)	17,047	1,695,836
Mead Johnson Nutrition Co. (b)	27,021	2,295,974
Mondelez International, Inc., Class A	216,995	8,705,840
Pilgrim’s Pride Corp. (a)(b)	8,550	217,170
Pinnacle Foods, Inc.	15,600	697,008
Tyson Foods, Inc., Class A	39,321	2,621,138
WhiteWave Foods Co. (a)	23,361	949,391

		46,620,902
Gas Utilities — 0.1%
AGL Resources, Inc.	16,000	1,042,240
Atmos Energy Corp.	13,477	1,000,802
National Fuel Gas Co. (b)	11,140	557,557
Questar Corp.	23,441	581,337
UGI Corp. (b)	23,196	934,567

		4,116,503
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	198,603	8,307,564
Alere, Inc. (a)	11,452	579,586
Align Technology, Inc. (a)	10,946	795,665
Baxter International, Inc.	72,605	2,982,613
Becton Dickinson & Co.	27,933	4,240,788
Boston Scientific Corp. (a)	178,849	3,364,150
C.R. Bard, Inc.	9,905	2,007,446
Cooper Cos., Inc.	6,447	992,645
DENTSPLY SIRONA, Inc.	32,098	1,978,200
DexCom, Inc. (a)(b)	10,617	721,000
Edwards Lifesciences Corp. (a)	28,697	2,531,362
Hill-Rom Holdings, Inc. (b)	7,438	374,131
Hologic, Inc. (a)	32,802	1,131,669

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc. (a)	12,561	$983,778
Intuitive Surgical, Inc. (a)	4,917	2,955,363
Medtronic PLC	190,715	14,303,625
ResMed, Inc. (b)	18,800	1,087,016
St. Jude Medical, Inc.	37,510	2,063,050
Stryker Corp.	45,059	4,834,380
Teleflex, Inc. (b)	5,541	869,992
Varian Medical Systems, Inc. (a)	13,314	1,065,386
Zimmer Biomet Holdings, Inc.	22,732	2,423,913

		60,593,322
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	8,192	451,461
Aetna, Inc.	46,584	5,233,712
AmerisourceBergen Corp.	27,432	2,374,240
Anthem, Inc.	35,138	4,883,831
Brookdale Senior Living, Inc. (a)	24,356	386,773
Cardinal Health, Inc.	44,134	3,616,781
Centene Corp. (a)(b)	22,352	1,376,213
Cigna Corp.	34,334	4,711,998
Community Health Systems, Inc. (a)	16,304	301,787
DaVita HealthCare Partners, Inc. (a)	23,536	1,727,072
Envision Healthcare Holdings, Inc. (a)(b)	24,321	496,148
Express Scripts Holding Co. (a)	84,688	5,817,219
HCA Holdings, Inc. (a)	42,770	3,338,199
Henry Schein, Inc. (a)	11,155	1,925,688
Humana, Inc.	19,982	3,655,707
Laboratory Corp. of America Holdings (a)	13,394	1,568,839
LifePoint Hospitals, Inc. (a)	5,897	408,367
McKesson Corp.	30,890	4,857,452
MEDNAX, Inc. (a)(b)	12,477	806,264
Patterson Cos., Inc.	11,589	539,236
Premier, Inc., Class A (a)	5,018	167,400
Quest Diagnostics, Inc.	19,162	1,369,125
Tenet Healthcare Corp. (a)(b)	13,510	390,844
UnitedHealth Group, Inc. (b)	127,393	16,420,958
Universal Health Services, Inc., Class B	12,250	1,527,820
VCA, Inc. (a)	10,811	623,687

		68,976,821
Health Care Technology — 0.1%
Athenahealth, Inc. (a)(b)	5,189	720,129
Cerner Corp. (a)	39,976	2,117,129
IMS Health Holdings, Inc. (a)	18,116	480,980
Inovalon Holdings, Inc. (a)(b)	2,901	53,726
Veeva Systems, Inc., Class A (a)(b)	9,139	228,841

		3,600,805

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
ARAMARK	25,787	$854,065
Brinker International, Inc. (b)	7,944	365,027
Carnival Corp.	56,664	2,990,159
Chipotle Mexican Grill, Inc. (a)(b)	4,142	1,950,758
Choice Hotels International, Inc. (b)	4,561	246,522
Darden Restaurants, Inc.	16,781	1,112,580
Domino’s Pizza, Inc.	7,363	970,885
Dunkin’ Brands Group, Inc. (b)	12,735	600,710
Extended Stay America, Inc.	8,053	131,264
Hilton Worldwide Holdings, Inc.	69,290	1,560,411
Hyatt Hotels Corp., Class A (a)(b)	4,404	217,954
International Game Technology PLC	12,326	224,950
Las Vegas Sands Corp. (b)	48,771	2,520,485
Marriott International, Inc., Class A (b)	26,140	1,860,645
McDonald’s Corp.	118,186	14,853,617
MGM Resorts International (a)(b)	59,410	1,273,750
Norwegian Cruise Line Holdings Ltd. (a)	17,651	975,924
Panera Bread Co., Class A (a)(b)	3,439	704,410
Royal Caribbean Cruises Ltd.	22,943	1,884,768
Six Flags Entertainment Corp.	9,747	540,861
Starbucks Corp.	200,170	11,950,149
Starwood Hotels & Resorts Worldwide, Inc. (b)	22,797	1,901,954
Wendy’s Co. (b)	28,461	309,940
Wyndham Worldwide Corp. (b)	16,015	1,224,026
Wynn Resorts Ltd. (b)	11,009	1,028,571
Yum! Brands, Inc.	54,543	4,464,345

		56,718,730
Household Durables — 0.5%
D.R. Horton, Inc.	43,792	1,323,832
Garmin Ltd. (b)	15,575	622,377
GoPro, Inc., Class A (a)(b)	12,052	144,142
Harman International Industries, Inc.	9,595	854,339
Jarden Corp. (a)	28,156	1,659,796
Leggett & Platt, Inc.	18,485	894,674
Lennar Corp., Class A (b)	23,199	1,121,904
Lennar Corp., Class B	1,116	43,200
Mohawk Industries, Inc. (a)	8,236	1,572,252
Newell Rubbermaid, Inc.	35,846	1,587,619
NVR, Inc. (a)	543	940,693
PulteGroup, Inc.	48,766	912,412
Tempur Sealy International, Inc. (a)	8,091	491,852
Toll Brothers, Inc. (a)	23,799	702,309
TopBuild Corp. (a)	5,475	162,827
Tupperware Brands Corp. (b)	6,754	391,597
Whirlpool Corp.	10,492	1,892,127

		15,317,952

Common Stocks	Shares	Value
Household Products — 1.8%
Church & Dwight Co., Inc.	17,459	$1,609,370
Clorox Co.	17,500	2,206,050
Colgate-Palmolive Co.	120,672	8,525,477
Energizer Holdings, Inc.	8,713	352,964
Kimberly-Clark Corp.	48,572	6,533,420
Procter & Gamble Co.	363,077	29,884,868
Spectrum Brands Holdings, Inc. (b)	3,420	373,737

		49,485,886
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	91,039	1,074,260
Calpine Corp. (a)	50,032	758,986
NRG Energy, Inc.	41,313	537,482
TerraForm Power, Inc., Class A (a)(b)	6,982	60,394

		2,431,122
Industrial Conglomerates — 2.3%
3M Co.	84,894	14,145,887
BWX Technologies, Inc.	14,032	470,914
Carlisle Cos., Inc.	8,756	871,222
Danaher Corp.	79,550	7,546,113
General Electric Co.	1,258,601	40,010,926
Roper Technologies, Inc.	13,410	2,450,946

		65,496,008
Insurance — 2.8%
Aflac, Inc.	57,881	3,654,606
Alleghany Corp. (a)	2,134	1,058,891
Allied World Assurance Co. Holdings AG	12,895	450,551
Allstate Corp.	51,668	3,480,873
American Financial Group, Inc.	9,374	659,648
American International Group, Inc.	153,830	8,314,511
American National Insurance Co.	1,090	125,895
AmTrust Financial Services, Inc.	11,338	293,427
Aon PLC	37,599	3,927,215
Arch Capital Group Ltd. (a)	16,546	1,176,421
Arthur J Gallagher & Co.	22,404	996,530
Aspen Insurance Holdings Ltd.	8,124	387,515
Assurant, Inc.	9,143	705,382
Assured Guaranty Ltd.	18,508	468,252
Axis Capital Holdings Ltd.	13,465	746,769
Brown & Brown, Inc. (b)	15,346	549,387
Chubb Ltd.	62,016	7,389,206
Cincinnati Financial Corp.	21,926	1,433,083
CNA Financial Corp.	3,810	122,606
Endurance Specialty Holdings Ltd.	8,302	542,453
Erie Indemnity Co., Class A	3,326	309,285
Everest Re Group Ltd. (b)	5,927	1,170,168
FNF Group	37,413	1,268,301
Genworth Financial, Inc., Class A (a)(b)	61,794	168,698

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
Hanover Insurance Group, Inc.	5,876	$530,133
Hartford Financial Services Group, Inc.	56,020	2,581,402
Lincoln National Corp.	33,754	1,323,157
Loews Corp.	41,531	1,588,976
Markel Corp. (a)	1,861	1,659,212
Marsh & McLennan Cos., Inc.	71,621	4,353,841
Mercury General Corp. (b)	845	46,897
MetLife, Inc.	124,968	5,491,094
Old Republic International Corp.	34,364	628,174
Principal Financial Group, Inc.	39,272	1,549,280
ProAssurance Corp. (b)	7,304	369,582
Progressive Corp.	78,270	2,750,408
Prudential Financial, Inc.	60,431	4,364,327
Reinsurance Group of America, Inc.	8,910	857,587
RenaissanceRe Holdings Ltd. (b)	6,143	736,116
Torchmark Corp. (b)	16,824	911,188
Travelers Cos., Inc. (b)	39,378	4,595,806
Unum Group	33,286	1,029,203
Validus Holdings Ltd.	11,142	525,791
W.R. Berkley Corp.	13,213	742,571
White Mountains Insurance Group Ltd.	773	620,410
XL Group PLC	40,906	1,505,341

		78,160,169
Internet & Catalog Retail — 1.8%
Amazon.com, Inc. (a)	51,013	30,283,357
Expedia, Inc.	15,772	1,700,537
Groupon, Inc. (a)(b)	64,795	258,532
Liberty Interactive Corp QVC Group, Series A (a)	65,756	1,660,339
Liberty Ventures, Series A (a)	19,047	745,119
Netflix, Inc. (a)	56,611	5,787,343
Priceline Group, Inc. (a)	6,916	8,914,447
TripAdvisor, Inc. (a)	14,963	995,039

		50,344,713
Internet Software & Services — 3.9%
Akamai Technologies, Inc. (a)	23,821	1,323,733
Alphabet, Inc., Class A (a)	38,579	29,431,919
Alphabet, Inc., Class C (a)	39,368	29,327,192
CoStar Group, Inc. (a)	4,349	818,351
eBay, Inc. (a)	162,060	3,866,752
Facebook, Inc., Class A (a)	289,609	33,044,387
GoDaddy, Inc., Class A (a)(b)	3,557	114,998
IAC/InterActiveCorp	10,019	471,694
LendingClub Corp. (a)(b)	7,587	62,972
LinkedIn Corp., Class A (a)	14,597	1,669,167
Match Group, Inc. (a)(b)	4,391	48,564
Pandora Media, Inc. (a)(b)	29,497	263,998
Rackspace Hosting, Inc. (a)(b)	15,612	337,063

Common Stocks	Shares	Value
Internet Software & Services (continued)
Twitter, Inc. (a)(b)	75,398	$1,247,837
VeriSign, Inc. (a)(b)	13,801	1,221,941
Yahoo!, Inc. (a)	125,190	4,608,244
Yelp, Inc. (a)(b)	8,747	173,890
Zillow Group, Inc., Class A (a)(b)	5,795	148,062
Zillow Group, Inc., Class C (a)(b)	12,211	289,767

		108,470,531
IT Services — 3.7%
Accenture PLC, Class A	83,795	9,669,943
Alliance Data Systems Corp. (a)	8,278	1,821,160
Amdocs Ltd.	20,627	1,246,283
Automatic Data Processing, Inc.	62,636	5,619,076
Black Knight Financial Services, Inc., Class A (a)(b)	3,228	100,165
Booz Allen Hamilton Holding Corp. (b)	13,442	407,024
Broadridge Financial Solutions, Inc.	15,992	948,486
Cognizant Technology Solutions Corp., Class A (a)	81,445	5,106,601
Computer Sciences Corp.	18,534	637,384
CoreLogic, Inc. (a)	12,157	421,848
CSRA, Inc.	18,710	503,299
DST Systems, Inc.	4,509	508,480
Fidelity National Information Services, Inc.	37,815	2,394,068
First Data Corp., Class A (a)	23,961	310,055
Fiserv, Inc. (a)	31,589	3,240,400
FleetCor Technologies, Inc. (a)	12,247	1,821,741
Gartner, Inc. (a)	11,076	989,641
Genpact Ltd. (a)	20,917	568,733
Global Payments, Inc. (b)	17,732	1,157,900
International Business Machines Corp.	121,522	18,404,507
Jack Henry & Associates, Inc. (b)	10,917	923,251
Leidos Holdings, Inc.	8,663	435,922
Mastercard, Inc., Class A	133,356	12,602,142
Paychex, Inc.	43,283	2,337,715
PayPal Holdings, Inc. (a)	162,060	6,255,516
Sabre Corp.	14,833	428,970
Square, Inc., Class A (a)(b)	3,823	58,415
Teradata Corp. (a)(b)	17,492	458,990
Total System Services, Inc.	22,043	1,048,806
Vantiv, Inc., Class A (a)	19,125	1,030,455
VeriFone Systems, Inc. (a)	15,582	440,036
Visa, Inc., Class A (b)	261,961	20,034,777
Western Union Co. (b)	68,877	1,328,637
WEX, Inc. (a)	5,287	440,724
Xerox Corp.	135,057	1,507,236

		105,208,386

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Leisure Products — 0.2%
Brunswick Corp. (b)	12,204	$585,548
Hasbro, Inc.	14,860	1,190,286
Mattel, Inc. (b)	45,135	1,517,439
Polaris Industries, Inc. (b)	8,706	857,367
Vista Outdoor, Inc. (a)	8,382	435,109

		4,585,749
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	44,423	1,770,257
Bio-Rad Laboratories, Inc., Class A (a)	2,736	374,066
Bio-Techne Corp. (b)	4,949	467,779
Bruker Corp.	15,271	427,588
Charles River Laboratories International, Inc. (a)	6,438	488,902
Illumina, Inc. (a)	19,224	3,116,403
Mettler-Toledo International, Inc. (a)	3,731	1,286,300
PerkinElmer, Inc.	15,101	746,895
QIAGEN NV (a)	31,289	698,996
Quintiles Transnational Holdings, Inc. (a)	10,765	700,802
Thermo Fisher Scientific, Inc.	53,102	7,518,712
VWR Corp. (a)(b)	4,457	120,606
Waters Corp. (a)	11,032	1,455,341

		19,172,647
Machinery — 1.5%
AGCO Corp. (b)	10,056	499,783
Caterpillar, Inc. (b)	80,528	6,163,613
Colfax Corp. (a)	14,014	400,660
Crane Co.	6,525	351,436
Cummins, Inc.	24,188	2,659,229
Deere & Co. (b)	42,334	3,259,295
Donaldson Co., Inc. (b)	18,216	581,273
Dover Corp. (b)	21,396	1,376,405
Flowserve Corp. (b)	18,183	807,507
Graco, Inc. (b)	7,828	657,239
IDEX Corp. (b)	10,506	870,737
Illinois Tool Works, Inc.	39,917	4,089,097
Ingersoll-Rand PLC	35,314	2,189,821
ITT Corp.	11,640	429,400
Joy Global, Inc. (b)	12,156	195,347
Kennametal, Inc. (b)	10,039	225,777
Lincoln Electric Holdings, Inc. (b)	9,997	585,524
Manitowoc Co., Inc. (b)	18,982	82,192
Manitowoc Foodservice, Inc. (a)	18,982	279,795
Middleby Corp. (a)	7,741	826,507
Nordson Corp. (b)	7,666	582,923
Oshkosh Corp. (b)	10,251	418,958
PACCAR, Inc.	47,331	2,588,532
Parker Hannifin Corp.	18,500	2,054,980
Pentair PLC	23,965	1,300,341

Common Stocks	Shares	Value
Machinery (continued)
Snap-on, Inc. (b)	7,750	$1,216,672
SPX Corp.	4,707	70,699
SPX FLOW, Inc. (a)	5,394	135,282
Stanley Black & Decker, Inc.	20,508	2,157,647
Terex Corp.	14,240	354,291
Timken Co. (b)	10,677	357,573
Toro Co.	7,426	639,527
Trinity Industries, Inc. (b)	20,826	381,324
Valmont Industries, Inc.	3,178	393,564
WABCO Holdings, Inc. (a)	7,426	793,988
Wabtec Corp. (b)	12,929	1,025,140
Xylem, Inc.	24,196	989,616

		41,991,694
Marine — 0.0%
Kirby Corp. (a)	7,638	460,495
Media — 3.3%
AMC Networks, Inc., Class A (a)	7,854	510,039
Cable One, Inc.	460	201,080
Cablevision Systems Corp., New York Group, Class A	27,017	891,561
CBS Corp., Class B	61,346	3,379,551
Charter Communications, Inc., Class A (a)(b)	10,000	2,024,300
Cinemark Holdings, Inc.	15,494	555,150
Clear Channel Outdoor Holdings, Inc., Class A	4,142	19,467
Comcast Corp., Class A	335,120	20,469,130
Discovery Communications, Inc., Class A (a)(b)	20,424	584,739
Discovery Communications, Inc., Class C (a)	36,580	987,660
DISH Network Corp., Class A (a)	29,032	1,343,020
Gannett Co., Inc. (b)	14,707	222,664
Interpublic Group of Cos., Inc.	55,087	1,264,247
John Wiley & Sons, Inc., Class A	6,387	312,260
Liberty Broadband Corp., Class A (a)	3,460	201,234
Liberty Broadband Corp., Class C (a)	8,878	514,480
Liberty Media Corp., Class A (a)	14,018	541,515
Liberty Media Corp., Class C (a)	26,751	1,018,946
Lions Gate Entertainment Corp.	13,043	284,990
Live Nation Entertainment, Inc. (a)	19,525	435,603
The Madison Square Garden Co., Class A (a)	2,762	459,486
MSG Networks, Inc., Class A (a)	8,814	152,394
News Corp., Class A	51,406	656,455
News Corp., Class B	15,642	207,257
Omnicom Group, Inc. (b)	32,592	2,712,632
Regal Entertainment Group, Class A (b)	10,795	228,206

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Media (continued)
Scripps Networks Interactive, Inc., Class A (b)	12,203	$799,296
Sirius XM Holdings, Inc. (a)(b)	306,614	1,211,125
Starz, Class A (a)	11,297	297,450
TEGNA, Inc. (b)	30,570	717,172
Thomson Reuters Corp. (b)	43,976	1,780,148
Time Warner Cable, Inc.	37,711	7,716,425
Time Warner, Inc.	110,004	7,980,790
Tribune Media Co., Class A	10,616	407,124
Twenty-First Century Fox, Inc., Class A	149,406	4,165,439
Twenty-First Century Fox, Inc., Class B	64,514	1,819,295
Viacom, Inc., Class A (b)	1,186	53,726
Viacom, Inc., Class B	46,237	1,908,663
Walt Disney Co.	227,076	22,550,918

		91,585,637
Metals & Mining — 0.4%
Alcoa, Inc. (b)	174,702	1,673,645
Allegheny Technologies, Inc. (b)	13,962	227,581
Compass Minerals International, Inc. (b)	4,494	318,445
Freeport-McMoRan, Inc. (b)	167,534	1,732,302
Newmont Mining Corp.	70,577	1,875,937
Nucor Corp. (b)	42,574	2,013,750
Reliance Steel & Aluminum Co.	9,795	677,716
Royal Gold, Inc. (b)	8,737	448,121
Southern Copper Corp. (b)	15,050	417,035
Steel Dynamics, Inc.	31,778	715,323
Tahoe Resources, Inc. (b)	20,878	209,406
United States Steel Corp. (b)	18,129	290,970

		10,600,231
Multi-Utilities — 1.2%
Alliant Energy Corp.	15,072	1,119,548
Ameren Corp.	32,368	1,621,637
CenterPoint Energy, Inc. (b)	57,391	1,200,620
CMS Energy Corp.	36,926	1,567,139
Consolidated Edison, Inc. (b)	39,071	2,993,620
Dominion Resources, Inc. (b)	79,171	5,947,325
DTE Energy Co.	23,923	2,168,859
MDU Resources Group, Inc. (b)	26,113	508,159
NiSource, Inc.	42,339	997,507
PG&E Corp.	64,030	3,823,872
Public Service Enterprise Group, Inc.	67,483	3,181,149
SCANA Corp. (b)	19,066	1,337,480
Sempra Energy	33,028	3,436,563
TECO Energy, Inc.	31,380	863,891
Vectren Corp.	11,037	558,031

Common Stocks	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	42,115	$2,529,848

		33,855,248
Multiline Retail — 0.6%
Dillard’s, Inc., Class A (b)	2,921	248,022
Dollar General Corp.	40,515	3,468,084
Dollar Tree, Inc. (a)	30,715	2,532,759
JC Penney Co., Inc. (a)	41,493	458,913
Kohl’s Corp. (b)	25,323	1,180,305
Macy’s, Inc.	41,938	1,849,046
Nordstrom, Inc. (b)	18,724	1,071,200
Sears Holdings Corp. (a)(b)	1,520	23,271
Target Corp.	80,295	6,606,673

		17,438,273
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp. (b)	67,760	3,155,583
Antero Resources Corp. (a)	9,062	225,372
Apache Corp.	50,306	2,455,436
Cabot Oil & Gas Corp.	62,185	1,412,221
California Resources Corp.	52,061	53,623
Cheniere Energy, Inc. (a)(b)	31,559	1,067,641
Chesapeake Energy Corp. (b)	80,859	333,139
Chevron Corp.	251,662	24,008,555
Cimarex Energy Co. (b)	12,616	1,227,158
Cobalt International Energy, Inc. (a)(b)	51,729	153,635
Columbia Pipeline Group, Inc.	53,340	1,338,834
Concho Resources, Inc. (a)(b)	17,229	1,740,818
ConocoPhillips	164,478	6,623,529
CONSOL Energy, Inc. (b)	29,632	334,545
Continental Resources, Inc. (a)(b)	11,935	362,347
CVR Energy, Inc. (b)	1,794	46,823
Denbury Resources, Inc. (b)	48,109	106,802
Devon Energy Corp.	64,068	1,758,026
Diamondback Energy, Inc. (a)(b)	9,576	739,076
Energen Corp. (b)	12,672	463,668
EOG Resources, Inc.	73,229	5,314,961
EP Energy Corp., Class A (a)(b)	3,903	17,642
EQT Corp.	20,324	1,366,992
Exxon Mobil Corp.	559,553	46,773,035
Golar LNG Ltd. (b)	12,273	220,546
Gulfport Energy Corp. (a)	16,768	475,205
Hess Corp.	36,950	1,945,418
HollyFrontier Corp. (b)	24,722	873,181
Kinder Morgan, Inc.	238,200	4,254,252
Kosmos Energy Ltd. (a)(b)	21,624	125,852
Laredo Petroleum, Inc. (a)(b)	16,102	127,689
Marathon Oil Corp.	112,903	1,257,739
Marathon Petroleum Corp.	72,474	2,694,583
Memorial Resource Development Corp. (a)	12,460	126,843
Murphy Oil Corp. (b)	23,302	586,977

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy USA, Inc. (a)	6,061	$372,448
Newfield Exploration Co. (a)	26,516	881,657
Noble Energy, Inc.	57,247	1,798,128
Occidental Petroleum Corp.	102,469	7,011,954
ONEOK, Inc. (b)	28,306	845,217
PBF Energy, Inc., Class A (b)	12,815	425,458
Phillips 66	72,255	6,256,560
Pioneer Natural Resources Co.	21,546	3,032,384
QEP Resources, Inc.	28,734	405,437
Range Resources Corp. (b)	22,149	717,185
SM Energy Co. (b)	8,512	159,515
Southwestern Energy Co. (a)(b)	51,653	416,840
Spectra Energy Corp.	89,557	2,740,444
Targa Resources Corp.	21,420	639,601
Teekay Corp. (b)	6,094	52,774
Tesoro Corp. (b)	16,787	1,443,850
Valero Energy Corp.	64,234	4,119,969
Whiting Petroleum Corp. (a)(b)	25,607	204,344
Williams Cos., Inc.	99,913	1,605,602
World Fuel Services Corp.	9,551	463,988
WPX Energy, Inc. (a)(b)	31,019	216,823

		147,577,924
Paper & Forest Products — 0.1%
Domtar Corp. (b)	8,729	353,524
International Paper Co.	56,151	2,304,437

		2,657,961
Personal Products — 0.2%
Avon Products, Inc.	56,352	271,053
Coty, Inc., Class A (b)	11,438	318,320
Edgewell Personal Care Co. (b)	8,163	657,366
Estee Lauder Cos., Inc., Class A	27,983	2,639,077
Herbalife Ltd. (a)(b)	9,824	604,765
Nu Skin Enterprises, Inc., Class A (b)	8,074	308,831

		4,799,412
Pharmaceuticals — 4.7%
Akorn, Inc. (a)	10,390	244,477
Allergan PLC (a)	52,521	14,077,204
Bristol-Myers Squibb Co.	223,090	14,250,989
Eli Lilly & Co.	130,532	9,399,609
Endo International PLC (a)	30,202	850,186
Jazz Pharmaceuticals PLC (a)	8,147	1,063,591
Johnson & Johnson	371,114	40,154,535
Mallinckrodt PLC (a)(b)	15,605	956,274
Merck & Co., Inc.	378,096	20,005,059
Mylan NV (a)	56,064	2,598,567
Perrigo Co. PLC	19,513	2,496,298
Pfizer, Inc.	824,074	24,425,553

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	66,696	$2,956,634

		133,478,976
Professional Services — 0.3%
Dun & Bradstreet Corp.	4,823	497,155
Equifax, Inc.	15,876	1,814,468
IHS, Inc., Class A (a)	9,178	1,139,540
ManpowerGroup, Inc.	9,821	799,626
Nielsen Holdings PLC (b)	49,100	2,585,606
Robert Half International, Inc.	18,082	842,260
TransUnion (a)	3,953	109,142
Verisk Analytics, Inc. (a)	22,555	1,802,596

		9,590,393
Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc.	9,721	883,542
American Campus Communities, Inc.	17,437	821,108
American Capital Agency Corp.	47,385	882,783
American Homes 4 Rent, Class A (b)	27,063	430,302
American Tower Corp.	56,441	5,777,865
Annaly Capital Management, Inc. (b)	126,427	1,297,141
Apartment Investment & Management Co., Class A	20,948	876,045
Apple Hospitality REIT, Inc. (b)	23,520	465,931
AvalonBay Communities, Inc.	17,635	3,354,177
Boston Properties, Inc. (b)	20,465	2,600,692
Brandywine Realty Trust	24,542	344,324
Brixmor Property Group, Inc.	22,823	584,725
Camden Property Trust	11,585	974,183
Care Capital Properties, Inc.	11,227	301,333
CBL & Associates Properties, Inc.	23,140	275,366
Chimera Investment Corp.	25,395	345,118
Columbia Property Trust, Inc.	16,535	363,605
Communications Sales & Leasing, Inc.	16,315	363,009
Corporate Office Properties Trust	13,069	342,931
Corrections Corp. of America	15,649	501,550
Crown Castle International Corp.	44,524	3,851,326
DDR Corp.	40,982	729,070
Digital Realty Trust, Inc. (b)	19,523	1,727,590
Douglas Emmett, Inc.	19,261	579,949
Duke Realty Corp.	46,031	1,037,539
Empire State Realty Trust, Inc., Class A (b)	15,705	275,309
Equinix, Inc.	9,126	3,018,059
Equity Commonwealth (a)	17,248	486,739
Equity Lifestyle Properties, Inc.	11,336	824,467
Equity Residential	48,556	3,643,157
Essex Property Trust, Inc.	8,719	2,039,025

10	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, Inc.	16,380	$1,530,875
Federal Realty Investment Trust	9,163	1,429,886
Forest City Realty Trust, Inc., Class A	28,620	603,596
Four Corners Property Trust, Inc.	6,964	125,011
Gaming and Leisure Properties, Inc. (b)	11,840	366,093
General Growth Properties, Inc.	76,977	2,288,526
HCP, Inc.	61,589	2,006,570
Healthcare Trust of America, Inc., Class A (b)	17,159	504,818
Hospitality Properties Trust	19,389	514,972
Host Hotels & Resorts, Inc.	101,076	1,687,969
Kilroy Realty Corp.	11,913	737,057
Kimco Realty Corp.	55,062	1,584,684
Lamar Advertising Co., Class A	10,611	652,576
Liberty Property Trust (b)	19,584	655,281
Macerich Co.	21,113	1,672,994
MFA Financial, Inc. (b)	49,851	341,479
Mid-America Apartment Communities, Inc.	10,052	1,027,415
National Retail Properties, Inc.	17,988	831,046
NorthStar Realty Europe Corp. (b)	7,628	88,485
NorthStar Realty Finance Corp.	25,008	328,105
Omega Healthcare Investors, Inc. (b)	24,434	862,520
Outfront Media, Inc.	18,007	379,948
Paramount Group, Inc.	23,312	371,826
Piedmont Office Realty Trust, Inc., Class A	19,092	387,758
Post Properties, Inc.	7,110	424,751
Prologis, Inc.	69,909	3,088,580
Public Storage	19,322	5,329,587
Rayonier, Inc.	16,826	415,266
Realty Income Corp. (b)	33,296	2,081,333
Regency Centers Corp.	12,583	941,838
Retail Properties of America, Inc., Class A	31,641	501,510
Senior Housing Properties Trust	30,385	543,588
Simon Property Group, Inc.	41,524	8,624,120
SL Green Realty Corp.	13,285	1,287,051
Spirit Realty Capital, Inc.	58,073	653,321
Starwood Property Trust, Inc.	31,167	589,991
Tanger Factory Outlet Centers, Inc.	12,485	454,329
Taubman Centers, Inc.	8,245	587,291
Two Harbors Investment Corp.	49,539	393,340
UDR, Inc.	34,550	1,331,211
Ventas, Inc. (b)	44,141	2,779,117
VEREIT, Inc.	120,752	1,071,070
Vornado Realty Trust	25,116	2,371,704
Weingarten Realty Investors	16,530	620,206
Welltower, Inc.	46,775	3,243,378
Weyerhaeuser Co.	106,555	3,301,074

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.	13,930	$867,003
WP Glimcher, Inc.	25,993	246,674

		102,724,783
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	38,157	1,099,685
Howard Hughes Corp. (a)(b)	5,183	548,828
Jones Lang LaSalle, Inc.	5,991	702,864
Realogy Holdings Corp. (a)	19,199	693,276

		3,044,653
Road & Rail — 0.8%
AMERCO, Inc.	976	348,735
Avis Budget Group, Inc. (a)	13,305	364,025
CSX Corp.	131,799	3,393,824
Genesee & Wyoming, Inc., Class A (a)	7,613	477,335
Hertz Global Holdings, Inc. (a)	53,406	562,365
JB Hunt Transport Services, Inc.	12,271	1,033,709
Kansas City Southern	14,747	1,260,131
Landstar System, Inc. (b)	5,875	379,584
Norfolk Southern Corp.	40,668	3,385,611
Old Dominion Freight Line, Inc. (a)(b)	9,235	642,941
Ryder System, Inc. (b)	7,243	469,201
Union Pacific Corp.	116,806	9,291,917

		21,609,378
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	41,828	2,475,799
Applied Materials, Inc.	153,297	3,246,830
Atmel Corp.	55,208	448,289
Broadcom Ltd.	50,524	7,805,958
Cree, Inc. (a)(b)	13,872	403,675
Cypress Semiconductor Corp. (b)	43,393	375,783
First Solar, Inc. (a)	10,197	698,189
Intel Corp.	634,884	20,538,497
KLA-Tencor Corp.	21,334	1,553,329
Lam Research Corp. (b)	21,121	1,744,595
Linear Technology Corp.	31,946	1,423,514
Marvell Technology Group Ltd. (b)	59,236	610,723
Maxim Integrated Products, Inc.	37,887	1,393,484
Microchip Technology, Inc. (b)	27,895	1,344,539
Micron Technology, Inc. (a)	144,280	1,510,612
NVIDIA Corp. (b)	71,771	2,557,201
ON Semiconductor Corp. (a)	56,767	544,395
Qorvo, Inc. (a)(b)	18,856	950,531
Skyworks Solutions, Inc.	25,493	1,985,905
SunEdison, Inc. (a)(b)	34,752	18,773
SunPower Corp. (a)(b)	7,440	166,210
Teradyne, Inc.	28,642	618,381
Texas Instruments, Inc.	138,787	7,969,149

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	34,509	$1,636,762

		62,021,123
Software — 4.2%
Activision Blizzard, Inc. (b)	67,313	2,277,872
Adobe Systems, Inc. (a)	66,737	6,259,931
Allscripts Healthcare Solutions, Inc. (a)(b)	24,217	319,907
ANSYS, Inc. (a)	11,976	1,071,373
Atlassian Corp. PLC, Class A (a)	3,386	85,158
Autodesk, Inc. (a)	30,370	1,770,875
CA, Inc. (b)	39,933	1,229,537
Cadence Design Systems, Inc. (a)	39,251	925,539
CDK Global, Inc.	21,387	995,565
Citrix Systems, Inc. (a)	21,383	1,680,276
Electronic Arts, Inc. (a)	41,970	2,774,637
FireEye, Inc. (a)(b)	18,882	339,687
Fortinet, Inc. (a)	18,809	576,120
Intuit, Inc.	36,775	3,824,968
Microsoft Corp.	1,082,618	59,792,992
NetSuite, Inc. (a)(b)	5,405	370,188
Nuance Communications, Inc. (a)	33,288	622,153
Oracle Corp.	424,028	17,346,985
PTC, Inc. (a)	15,384	510,133
Red Hat, Inc. (a)	24,456	1,822,217
salesforce.com, Inc. (a)	87,512	6,461,011
ServiceNow, Inc. (a)(b)	20,518	1,255,291
Splunk, Inc. (a)(b)	16,799	821,975
SS&C Technologies Holdings, Inc. (b)	10,983	696,542
Symantec Corp.	90,811	1,669,106
Synopsys, Inc. (a)	20,689	1,002,175
Tableau Software, Inc., Class A (a)(b)	6,547	300,311
Ultimate Software Group, Inc. (a)(b)	3,880	750,780
VMware, Inc., Class A (a)(b)	10,930	571,748
Workday, Inc., Class A (a)	14,153	1,087,516
Zynga, Inc., Class A (a)	98,125	223,725

		119,436,293
Specialty Retail — 2.6%
Aaron’s, Inc.	9,213	231,246
Advance Auto Parts, Inc.	9,760	1,564,918
AutoNation, Inc. (a)	9,766	455,877
AutoZone, Inc. (a)	4,168	3,320,604
Bed Bath & Beyond, Inc. (a)	22,853	1,134,423
Best Buy Co., Inc.	40,488	1,313,431
Cabela’s, Inc. (a)	6,924	337,130
CarMax, Inc. (a)(b)	26,320	1,344,952
CST Brands, Inc. (b)	10,152	388,720
Dick’s Sporting Goods, Inc.	12,193	570,023
DSW, Inc., Class A (b)	9,334	257,992

Common Stocks	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc. (b)	18,657	$1,203,376
GameStop Corp., Class A (b)	14,418	457,483
Gap, Inc. (b)	31,953	939,418
GNC Holdings, Inc., Class A (b)	12,007	381,222
Home Depot, Inc.	173,841	23,195,605
L Brands, Inc.	33,011	2,898,696
Lowe’s Cos., Inc.	126,959	9,617,144
Michaels Cos., Inc. (a)	8,298	232,095
O’Reilly Automotive, Inc. (a)	13,473	3,687,021
Office Depot, Inc. (a)	74,175	526,643
Penske Automotive Group, Inc. (b)	5,383	204,016
Ross Stores, Inc.	55,201	3,196,138
Sally Beauty Holdings, Inc. (a)	21,035	681,113
Signet Jewelers Ltd.	10,709	1,328,237
Staples, Inc.	86,166	950,411
Tiffany & Co. (b)	15,068	1,105,690
TJX Cos., Inc.	90,765	7,111,438
Tractor Supply Co.	18,200	1,646,372
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,571	1,660,546
Urban Outfitters, Inc. (a)	11,833	391,554
Williams-Sonoma, Inc. (b)	12,479	683,100

		73,016,634
Technology Hardware, Storage & Peripherals — 3.7%
3D Systems Corp. (a)(b)	14,838	229,544
Apple, Inc.	770,992	84,030,418
EMC Corp.	259,075	6,904,349
Hewlett Packard Enterprise Co.	242,466	4,298,922
HP, Inc.	242,466	2,987,181
Lexmark International, Inc., Class A	7,836	261,957
NCR Corp. (a)	21,324	638,227
NetApp, Inc.	39,341	1,073,616
SanDisk Corp.	27,733	2,109,927
Western Digital Corp.	29,975	1,416,019

		103,950,160
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	7,040	741,875
Coach, Inc.	36,858	1,477,637
Fossil Group, Inc. (a)(b)	6,019	267,364
Hanesbrands, Inc.	53,583	1,518,542
Kate Spade & Co. (a)	17,335	442,389
lululemon athletica, Inc. (a)(b)	14,882	1,007,660
Michael Kors Holdings Ltd. (a)	24,680	1,405,773
NIKE, Inc., Class B	180,907	11,120,353
PVH Corp.	11,094	1,098,972
Ralph Lauren Corp. (b)	7,982	768,347
Skechers U.S.A., Inc., Class A (a)	16,277	495,635
Under Armour, Inc., Class A (a)(b)	23,831	2,021,584
VF Corp.	45,089	2,919,964

		25,286,095

12	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	64,693	$1,028,619
People’s United Financial, Inc. (b)	40,505	645,245
TFS Financial Corp.	8,385	145,647

		1,819,511
Tobacco — 1.5%
Altria Group, Inc.	263,182	16,490,984
Philip Morris International, Inc.	207,321	20,340,264
Reynolds American, Inc. (b)	110,152	5,541,747

		42,372,995
Trading Companies & Distributors — 0.3%
Air Lease Corp. (b)	14,104	453,020
Fastenal Co. (b)	39,215	1,921,535
GATX Corp. (b)	6,199	294,453
HD Supply Holdings, Inc. (a)	22,951	758,990
MSC Industrial Direct Co., Inc., Class A (b)	6,225	475,030
NOW, Inc. (a)	13,786	244,288
United Rentals, Inc. (a)	13,149	817,736
W.W. Grainger, Inc. (b)	8,377	1,955,443
Watsco, Inc.	3,401	458,251
WESCO International, Inc. (a)(b)	6,169	337,259

		7,716,005
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	9,277	625,641
Water Utilities — 0.1%
American Water Works Co., Inc.	24,008	1,654,871
Aqua America, Inc. (b)	23,835	758,430

		2,413,301

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A (a)	17,270	$1,729,936
Sprint Corp. (a)(b)	95,749	333,207
T-Mobile U.S., Inc. (a)	36,621	1,402,584
Telephone & Data Systems, Inc.	12,700	382,143
United States Cellular Corp. (a)	1,509	68,946

		3,916,816
Total Long-Term Investments (Cost — $2,640,530,559) — 96.7%		2,722,330,566

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)(e)	$283,498,967	283,498,967
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)(e)	95,635,546	95,635,546

		379,134,513
Total Short-Term Securities (Cost — $379,134,513) — 13.4%		379,134,513
Total Investments (Cost — $3,019,665,072*) — 110.1%		3,101,465,079
Liabilities in Excess of Other Assets — (10.1)%		(285,499,081)

Net Assets — 100.0%		$2,815,965,998

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,026,922,169

Gross unrealized appreciation	$249,871,602
Gross unrealized depreciation	(175,328,692)

Net unrealized appreciation	$74,542,910

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	198,484,859	85,014,108	[1]	—	283,498,967	$283,498,967	$250,352	[3]	—

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

BlackRock Cash Funds: Prime, SL Agency Shares	115,638,588	—	(20,003,042)[2]	95,635,546	$95,635,546	$96,670	[3]	—
BlackRock, Inc.	15,691	1,227	(182)	16,736	$5,699,780	$38,325		$(5,321)
PNC Financial Services Group, Inc.	64,776	5,069	(754)	69,091	$5,843,026	$33,226		$1,581
Total					$390,677,319	$418,573		$(3,740)

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End.

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
794	S&P 500 E-Mini Index	June 2016	$81,444,550	$2,163,216
65	S&P MidCap 400 E-Mini Index	June 2016	$9,367,800	310,554
Total				$2,473,770

Portfolio Abbreviations

MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

14	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks [1]	$2,722,330,566	—	—	$2,722,330,566
Short-Term Securities	379,134,513	—	—	379,134,513

Total	$3,101,465,079	—	—	$3,101,465,079

[1] See above schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,473,770	—	—	$2,473,770
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	15

Schedule of Investments (concluded)	BlackRock Large Cap Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,173	—	—	$1,173
Cash pledged for financial futures contracts	6,121,100	—	—	6,121,100
Liabilities:
Collateral on securities loaned at value	—	$(250,506,430)	—	(250,506,430)

Total	$6,122,273	$(250,506,430)	—	$(244,384,157)

During the period ended March 31, 2016, there were no transfers between levels.

16	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 39.7%
Active Stock Master Portfolio	$25,560,200	$25,560,200
BlackRock Commodity Strategies Fund (b)	1,045,443	6,816,286
BlackRock Emerging Markets Fund, Inc.	266,359	4,299,028
International Tilts Master Portfolio	$16,269,336	16,269,336
iShares MSCI Canada ETF (c)	55,798	1,322,971
iShares MSCI EAFE Small-Cap ETF	45,012	2,241,598
Large Cap Index Master Portfolio	$16,271,344	16,271,344
Master Small Cap Index Series	$7,414,202	7,414,202

		80,194,965
Fixed Income Funds — 59.5%
CoreAlpha Bond Master Portfolio	$102,413,243	102,413,243
iShares TIPS Bond ETF	156,378	17,927,174

		120,340,417
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	1,363,903	1,363,903
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	519,645	519,645

		1,883,548
Total Affiliated Investment Companies — 100.1%		202,418,930

Common Stocks
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	346	7,792
IT Services — 0.0%
InterXion Holding NV (b)	398	13,763
Real Estate Investment Trusts (REITs) — 0.6%
AEON REIT Investment Corp.	14	17,918
Alexandria Real Estate Equities, Inc.	6	545
American Campus Communities, Inc.	417	19,636
American Tower Corp.	90	9,213
AvalonBay Communities, Inc.	239	45,458
Beni Stabili SpA SIIQ	21,483	16,107
Boston Properties, Inc.	405	51,467
British Land Co. PLC	4,759	47,770
Cambridge Industrial Trust	23,600	9,797
CareTrust REIT, Inc.	2,161	27,445
Colony Starwood Homes	349	8,638
CyrusOne, Inc.	395	18,032
DDR Corp.	566	10,069

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Derwent London PLC	414	$18,709
Dream Office Real Estate Investment Trust	1,060	16,935
Duke Realty Corp.	864	19,475
Empiric Student Property PLC	5,664	8,908
EPR Properties	194	12,924
Equity One, Inc.	669	19,173
Equity Residential	66	4,952
Essex Property Trust, Inc.	188	43,966
Extra Space Storage, Inc.	321	30,001
Federal Realty Investment Trust	102	15,917
General Growth Properties, Inc.	978	29,076
Gramercy Property Trust	1,461	12,345
Host Hotels & Resorts, Inc.	1,354	22,612
Japan Rental Housing Investments, Inc.	39	28,778
Kenedix Retail REIT Corp.	8	19,389
Kilroy Realty Corp.	510	31,554
Klepierre	517	24,696
LaSalle Logiport REIT (b)	46	44,428
Macerich Co.	93	7,369
National Health Investors, Inc.	189	12,572
Parkway Properties, Inc.	616	9,647
Prologis, Inc.	889	39,276
Public Storage	95	26,204
Retail Properties of America, Inc., Class A	1,965	31,145
Sekisui House REIT, Inc.	9	10,362
Simon Property Group, Inc.	458	95,122
SL Green Realty Corp.	262	25,382
STAG Industrial, Inc.	785	15,983
STORE Capital Corp.	862	22,309
Sunstone Hotel Investors, Inc.	1,494	20,916
UDR, Inc.	640	24,659
Vastned Retail NV	612	27,341
Vicinity Centres	19,201	46,928
Welltower, Inc.	802	55,611
Westfield Corp.	7,241	55,442
WP Glimcher, Inc.	716	6,795

		1,218,996
Real Estate Management & Development — 0.2%
BUWOG AG	1,046	22,427
Cheung Kong Property Holdings Ltd.	2,000	12,889
Croesus Retail Trust	14,400	8,392
Deutsche Wohnen AG, Bearer Shares	985	30,569
Entra ASA (f)	1,015	9,557
First Capital Realty, Inc.	536	8,510
Howard Hughes Corp. (b)	72	7,624
Kennedy Wilson Europe Real Estate PLC	488	8,189

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Kungsleden AB	1,678	$11,867
LEG Immobilien AG	236	22,206
Mitsui Fudosan Co. Ltd.	2,000	49,815
SM Prime Holdings, Inc.	11,700	5,577
St Modwen Properties PLC	3,292	14,303
Sumitomo Realty & Development Co. Ltd.	2,000	58,462
Sun Hung Kai Properties Ltd.	3,000	36,710
Takara Leben Co., Ltd.	1,900	11,230
Vista Land & Lifescapes, Inc.	77,000	7,797

		326,124
Total Common Stocks — 0.8%		1,566,675
Total Investments (Cost — $186,232,245*) — 100.9%		203,985,605
Liabilities in Excess of Other Assets — (0.9)%		(1,733,476)

Net Assets — 100.0%		$202,252,129

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$151,931,195

Gross unrealized appreciation	$52,574,373
Gross unrealized depreciation	(519,963)

Net unrealized appreciation	$52,054,410

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$28,411,425	—		$(2,851,225)[1]	$25,560,200	$25,560,200	$120,685		$(827,237)
BlackRock Cash Funds: Institutional, SL Agency Shares	517,747	846,156	[2]	—	1,363,903	$1,363,903	$2,132	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	519,645	[2]	—	519,645	$519,645	$1,125	[3]	—
BlackRock Commodity Strategies Fund	1,399,391	—		(353,948)	1,045,443	$6,816,286	—		$(555,356)
BlackRock Emerging Markets Fund, Inc.	325,916	5,963		(65,520)	266,359	$4,299,028	—		$(162,556)
CoreAlpha Bond Master Portfolio	$129,362,345	—		$(26,949,102)[1]	$102,413,243	$102,413,243	$700,438		$774,215
International Tilts Master Portfolio	$20,042,535	—		$(3,773,199)[1]	$16,269,336	$16,269,336	$103,089		$(472,767)
iShares MSCI Canada ETF	68,752	550		(13,504)	55,798	$1,322,971	—		$(36,730)
iShares MSCI EAFE Small-Cap ETF	53,861	2,140		(10,989)	45,012	$2,241,598	—		$15,521
iShares TIPS Bond ETF	208,795	5,045		(57,462)	156,378	$17,927,174	—		$501,393

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income	Realized Gain (Loss)
Large Cap Index Master Portfolio	$24,159,652	—	$(7,888,308)[1]	$16,271,344	$16,271,344	$118,981	$(10,535)
Master Small Cap Index Series	$9,573,489	—	$(2,159,287)[1]	$7,414,202	$7,414,202	$35,922	$(18,196)
Total					$202,418,930	$1,082,372	$(792,248)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,298	BNP Paribas S.A.	4/21/16	$8
AUD	59,000	USD	40,745	HSBC Bank PLC	4/21/16	4,605
AUD	10,000	USD	7,045	HSBC Bank PLC	4/21/16	642
AUD	2,000	USD	1,411	Morgan Stanley & Co. International PLC	4/21/16	126
AUD	24,000	USD	16,899	Morgan Stanley & Co. International PLC	4/21/16	1,548

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	14,000	USD	10,021	Morgan Stanley & Co. International PLC	4/21/16	$740
AUD	2,000	USD	1,409	Northern Trust Corp.	4/21/16	128
AUD	13,000	USD	9,700	State Street Bank and Trust Company	4/21/16	293
CAD	3,000	USD	2,256	HSBC Bank PLC	4/21/16	63
CAD	15,000	USD	11,231	HSBC Bank PLC	4/21/16	366
CAD	1,000	USD	729	Morgan Stanley & Co. International PLC	4/21/16	44
CAD	20,000	USD	15,013	Royal Bank of Scotland PLC	4/21/16	450
CAD	3,000	USD	2,056	State Street Bank and Trust Company	4/21/16	263
CAD	4,000	USD	2,740	UBS AG	4/21/16	353
CHF	15,000	USD	15,006	UBS AG	4/21/16	669
EUR	18,000	USD	19,556	BNP Paribas S.A.	4/21/16	966
EUR	1,000	USD	1,093	Goldman Sachs International	4/21/16	47
EUR	1,000	USD	1,137	Morgan Stanley & Co. International PLC	4/21/16	4
EUR	3,000	USD	3,309	Morgan Stanley & Co. International PLC	4/21/16	112
EUR	4,000	USD	4,534	Morgan Stanley & Co. International PLC	4/21/16	27
EUR	1,000	USD	1,103	Northern Trust Corp.	4/21/16	37
EUR	12,000	USD	13,353	Royal Bank of Scotland PLC	4/21/16	328
EUR	4,000	USD	4,508	Royal Bank of Scotland PLC	4/21/16	52
EUR	2,000	USD	2,186	UBS AG	4/21/16	94
EUR	11,000	USD	11,945	UBS AG	4/21/16	597
GBP	10,000	USD	14,163	HSBC Bank PLC	4/21/16	211
GBP	1,000	USD	1,437	Morgan Stanley & Co. International PLC	4/21/16	—
GBP	2,000	USD	2,894	Northern Trust Corp.	4/21/16	(19)
HKD	17,000	USD	2,192	Barclays Bank PLC	4/21/16	—
HKD	34,000	USD	4,370	Citibank N.A.	4/21/16	14
HKD	378,000	USD	48,549	Citibank N.A.	4/21/16	190
HKD	173,000	USD	22,182	HSBC Bank PLC	4/21/16	125
HKD	15,000	USD	1,926	Morgan Stanley & Co. International PLC	4/21/16	8
HKD	161,000	USD	20,757	Morgan Stanley & Co. International PLC	4/21/16	2
HKD	117,000	USD	15,069	Royal Bank of Scotland PLC	4/21/16	17
HKD	19,000	USD	2,450	Royal Bank of Scotland PLC	4/21/16	—
HKD	25,000	USD	3,218	State Street Bank and Trust Company	4/21/16	5
HKD	59,000	USD	7,594	State Street Bank and Trust Company	4/21/16	14
ILS	8,000	USD	2,018	Goldman Sachs International	4/21/16	110
JPY	268,000	USD	2,218	Goldman Sachs International	4/21/16	168
JPY	3,563,000	USD	30,688	HSBC Bank PLC	4/21/16	1,030
JPY	128,000	USD	1,136	Morgan Stanley & Co. International PLC	4/21/16	3

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	284,000	USD	2,499	Morgan Stanley & Co. International PLC	4/21/16	$29
JPY	700,000	USD	6,299	Morgan Stanley & Co. International PLC	4/21/16	(68)
JPY	309,000	USD	2,558	Northern Trust Corp.	4/21/16	193
JPY	398,000	USD	3,565	Royal Bank of Scotland PLC	4/21/16	(22)
JPY	1,492,000	USD	13,113	Standard Chartered Bank	4/21/16	169
JPY	611,000	USD	5,220	State Street Bank and Trust Company	4/21/16	220
JPY	518,000	USD	4,599	State Street Bank and Trust Company	4/21/16	12
NOK	8,000	USD	930	HSBC Bank PLC	4/21/16	37
NOK	27,000	USD	3,102	Morgan Stanley & Co. International PLC	4/21/16	163
NOK	65,000	USD	7,552	Morgan Stanley & Co. International PLC	4/21/16	306
NZD	2,300	USD	1,459	UBS AG	4/21/16	136
SEK	6,000	USD	702	Barclays Bank PLC	4/21/16	38
SEK	33,000	USD	3,852	HSBC Bank PLC	4/21/16	221
SEK	22,000	USD	2,594	Morgan Stanley & Co. International PLC	4/21/16	122
SEK	13,000	USD	1,532	Morgan Stanley & Co. International PLC	4/21/16	73
SEK	129,000	USD	15,138	UBS AG	4/21/16	785
SGD	1,000	USD	722	Barclays Bank PLC	4/21/16	21
SGD	1,000	USD	694	HSBC Bank PLC	4/21/16	49
SGD	4,000	USD	2,907	HSBC Bank PLC	4/21/16	63
SGD	28,000	USD	19,420	Northern Trust Corp.	4/21/16	1,373
SGD	2,000	USD	1,423	State Street Bank and Trust Company	4/21/16	62
SGD	1,800	USD	1,293	State Street Bank and Trust Company	4/21/16	43
USD	10,724	AUD	15,000	Citibank, N.A.	4/21/16	(806)
USD	36,857	AUD	54,000	HSBC Bank PLC	4/21/16	(4,650)
USD	2,140	AUD	3,000	HSBC Bank PLC	4/21/16	(166)
USD	3,538	AUD	5,000	Morgan Stanley & Co. International PLC	4/21/16	(306)
USD	6,707	AUD	9,000	Morgan Stanley & Co. International PLC	4/21/16	(211)
USD	751	AUD	1,000	Northern Trust Corp.	4/21/16	(18)
USD	34,911	AUD	49,000	Royal Bank of Scotland PLC	4/21/16	(2,753)
USD	1,443	CAD	2,000	Citibank, N.A.	4/21/16	(103)
USD	3,614	CAD	5,000	Citibank, N.A.	4/21/16	(252)
USD	10,207	CAD	14,000	Morgan Stanley & Co. International PLC	4/21/16	(617)
USD	992	CHF	1,000	Morgan Stanley & Co. International PLC	4/21/16	(53)
USD	4,502	EUR	4,000	Citibank, N.A.	4/21/16	(58)
USD	10,951	EUR	10,000	Goldman Sachs International	4/21/16	(451)
USD	10,855	EUR	10,000	Morgan Stanley & Co. International PLC	4/21/16	(546)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,183	EUR	2,000	Morgan Stanley & Co. International PLC	4/21/16	$(97)
USD	1,090	EUR	1,000	Morgan Stanley & Co. International PLC	4/21/16	(50)
USD	17,824	EUR	16,000	Morgan Stanley & Co. International PLC	4/21/16	(418)
USD	1,139	EUR	1,000	Morgan Stanley & Co. International PLC	4/21/16	(1)
USD	1,116	EUR	1,000	Northern Trust Corp.	4/21/16	(24)
USD	2,222	EUR	2,000	Northern Trust Corp.	4/21/16	(58)
USD	1,104	EUR	1,000	Northern Trust Corp.	4/21/16	(37)
USD	2,190	EUR	2,000	Royal Bank of Scotland PLC	4/21/16	(90)
USD	4,464	EUR	4,000	Royal Bank of Scotland PLC	4/21/16	(96)
USD	2,872	GBP	2,000	Bank of America N.A.	4/21/16	(3)
USD	1,392	GBP	1,000	HSBC Bank PLC	4/21/16	(46)
USD	8,476	GBP	6,000	Morgan Stanley & Co. International PLC	4/21/16	(149)
USD	1,444	GBP	1,000	Morgan Stanley & Co. International PLC	4/21/16	7
USD	1,442	GBP	1,000	Morgan Stanley & Co. International PLC	4/21/16	5
USD	1,425	GBP	1,000	Northern Trust Corp.	4/21/16	(12)
USD	1,427	GBP	1,000	Northern Trust Corp.	4/21/16	(11)
USD	2,850	GBP	2,000	Royal Bank of Scotland PLC	4/21/16	(24)
USD	6,959	GBP	5,000	State Street Bank and Trust Company	4/21/16	(227)
USD	1,952	GBP	1,400	State Street Bank and Trust Company	4/21/16	(60)
USD	1,674	HKD	13,000	Citibank, N.A.	4/21/16	(2)
USD	256	HKD	2,000	HSBC Bank PLC	4/21/16	(2)
USD	5,383	HKD	42,000	Royal Bank of Canada	4/21/16	(33)
USD	6,388	HKD	50,000	Royal Bank of Scotland PLC	4/21/16	(59)
USD	8,177	HKD	64,000	Royal Bank of Scotland PLC	4/21/16	(75)
USD	9,018	HKD	70,000	State Street Bank and Trust Company	4/21/16	(8)
USD	35,720	HKD	280,000	UBS AG	4/21/16	(383)
USD	4,489	HKD	35,000	UBS AG	4/21/16	(24)
USD	1,531	JPY	181,000	Bank of America N.A.	4/21/16	(80)
USD	507	JPY	60,000	Bank of America N.A.	4/21/16	(27)
USD	1,730	JPY	195,000	BNP Paribas S.A.	4/21/16	(6)
USD	1,215	JPY	137,000	BNP Paribas S.A.	4/21/16	(4)
USD	1,274	JPY	154,000	Goldman Sachs International	4/21/16	(97)
USD	20,725	JPY	2,355,000	HSBC Bank PLC	4/21/16	(239)
USD	1,272	JPY	151,000	Morgan Stanley & Co. International PLC	4/21/16	(72)
USD	1,292	JPY	153,000	Morgan Stanley & Co. International PLC	4/21/16	(70)
USD	5,230	JPY	632,000	Morgan Stanley & Co. International PLC	4/21/16	(396)
USD	2,036	JPY	246,000	Morgan Stanley & Co. International PLC	4/21/16	(154)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,100	JPY	125,000	Morgan Stanley & Co. International PLC	4/21/16	$(13)
USD	22,966	JPY	2,618,000	Morgan Stanley & Co. International PLC	4/21/16	(340)
USD	382	JPY	43,000	Morgan Stanley & Co. International PLC	4/21/16	(1)
USD	1,139	JPY	128,000	Morgan Stanley & Co. International PLC	4/21/16	—
USD	1,850	JPY	208,000	Morgan Stanley & Co. International PLC	4/21/16	(2)
USD	13,472	JPY	1,575,000	Northern Trust Corp.	4/21/16	(549)
USD	6,101	JPY	699,000	Northern Trust Corp.	4/21/16	(121)
USD	4,514	JPY	512,000	Northern Trust Corp.	4/21/16	(44)
USD	1,973	JPY	220,000	Northern Trust Corp.	4/21/16	15
USD	7,596	JPY	860,000	Northern Trust Corp.	4/21/16	(60)
USD	2,533	JPY	286,000	Northern Trust Corp.	4/21/16	(13)
USD	1,879	JPY	222,000	Royal Bank of Scotland PLC	4/21/16	(98)
USD	610	JPY	69,000	Royal Bank of Scotland PLC	4/21/16	(5)
USD	1,182	JPY	133,000	Royal Bank of Scotland PLC	4/21/16	(2)
USD	1,228	JPY	138,000	Westpac Group	4/21/16	(1)
USD	18,849	NOK	168,000	HSBC Bank PLC	4/21/16	(1,461)
USD	2,235	PHP	107,000	HSBC Bank PLC	4/21/16	(86)
USD	1,234	PHP	58,000	HSBC Bank PLC	4/21/16	(24)
USD	1,099	PHP	53,000	JPMorgan Chase Bank N.A.	4/21/16	(51)
USD	711	PHP	34,000	Nomura Securities International, Inc.	4/21/16	(27)
USD	1,302	PHP	61,000	Standard Chartered Bank	4/21/16	(21)
USD	882	PHP	41,000	Standard Chartered Bank	4/21/16	(7)
USD	14,238	SEK	122,000	HSBC Bank PLC	4/21/16	(820)
USD	827	SEK	7,000	Morgan Stanley & Co. International PLC	4/21/16	(37)
USD	1,630	SEK	14,000	Northern Trust Corp.	4/21/16	(98)
USD	466	SEK	4,000	UBS AG	4/21/16	(27)
USD	3,470	SGD	5,000	HSBC Bank PLC	4/21/16	(243)
USD	1,450	SGD	2,000	HSBC Bank PLC	4/21/16	(35)
USD	1,450	SGD	2,000	Morgan Stanley & Co. International PLC	4/21/16	(36)
USD	8,155	SGD	11,000	Royal Bank of Scotland PLC	4/21/16	(13)
Total						$133

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$14,679,883	$65,515,082	—	$80,194,965
Fixed Income Funds	17,927,174	102,413,243	—	120,340,417
Short- Term Securities	1,883,548	—	—	1,883,548
Common Stocks:
Hotels, Restaurants & Leisure	7,792	—		7,792
IT Services	13,763	—	—	13,763
Real Estate Investment Trusts (REITs)	895,759	323,237	—	1,218,996
Real Estate Management & Development	30,437	295,687	—	326,124

Total	$35,438,356	$168,547,249	—	$203,985,605

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Forward foreign currency exchange contracts	—	$18,601	—	$18,601
Liabilities:
Forward foreign currency exchange contracts	—	(18,468)	—	(18,468)

Total	—	$133	—	$133

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$6,133	—	—	$6,133
Liabilities:
Collateral on securities loaned at value	—	$(1,361,151)	—	(1,361,151)

Total	$6,133	$(1,361,151)	—	$(1,355,018)

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	9

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 48.4%
Active Stock Master Portfolio	$98,368,972	$98,368,972
BlackRock Commodity Strategies Fund (b)	2,870,967	18,718,702
BlackRock Emerging Markets Fund, Inc.	957,269	15,450,325
International Tilts Master Portfolio	$58,472,718	58,472,718
iShares MSCI Canada ETF (c)	204,498	4,848,647
iShares MSCI EAFE Small-Cap ETF	164,852	8,209,630
Large Cap Index Master Portfolio	$43,999,754	43,999,754
Master Small Cap Index Series	$18,663,147	18,663,147

		266,731,895
Fixed Income Funds — 48.5%
CoreAlpha Bond Master Portfolio	$231,222,446	231,222,446
iShares TIPS Bond ETF	314,820	36,090,965

		267,313,411
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	4,309,549	4,309,549
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	1,447,868	1,447,868

		5,757,417
Total Affiliated Investment Companies — 98.0%		539,802,723

Common Stocks
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	3,557	80,104
IT Services — 0.0%
InterXion Holding NV (b)	4,144	143,299
Real Estate Investment Trusts (REITs) — 2.3%
AEON REIT Investment Corp.	141	180,456
Alexandria Real Estate Equities, Inc.	65	5,908
American Campus Communities, Inc.	4,338	204,276
American Tower Corp.	886	90,700
AvalonBay Communities, Inc.	2,486	472,837
Beni Stabili SpA SIIQ	225,523	169,084
Boston Properties, Inc.	4,225	536,913
British Land Co. PLC	49,549	497,369
Cambridge Industrial Trust	241,300	100,171
CareTrust REIT, Inc.	22,532	286,156
Colony Starwood Homes	3,648	90,288
CyrusOne, Inc.	4,112	187,713

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
DDR Corp.	5,892	$104,819
Derwent London PLC	4,252	192,147
Dream Office Real Estate Investment Trust	10,581	169,052
Duke Realty Corp.	8,958	201,913
Empiric Student Property PLC	59,842	94,113
EPR Properties	1,855	123,580
Equity One, Inc.	6,973	199,846
Equity Residential	742	55,672
Essex Property Trust, Inc.	1,993	466,083
Extra Space Storage, Inc.	3,419	319,540
Federal Realty Investment Trust	1,048	163,540
General Growth Properties, Inc.	10,192	303,008
Gramercy Property Trust	14,529	122,770
Host Hotels & Resorts, Inc.	13,614	227,354
Japan Rental Housing Investments, Inc.	409	301,798
Kenedix Retail REIT Corp.	78	189,044
Kilroy Realty Corp.	5,264	325,684
Klepierre	5,412	258,520
LaSalle Logiport REIT (b)	483	466,499
Macerich Co.	974	77,180
National Health Investors, Inc.	1,972	131,177
Parkway Properties, Inc.	6,421	100,553
Prologis, Inc.	9,188	405,926
Public Storage	1,044	287,966
Retail Properties of America, Inc., Class A	20,333	322,278
Sekisui House REIT, Inc.	82	94,406
Simon Property Group, Inc.	4,769	990,474
SL Green Realty Corp.	2,678	259,445
STAG Industrial, Inc.	7,884	160,518
STORE Capital Corp.	8,985	232,532
Sunstone Hotel Investors, Inc.	15,500	217,000
UDR, Inc.	6,672	257,072
Vastned Retail NV	6,375	284,803
Vicinity Centres	200,086	489,018
Welltower, Inc.	8,366	580,098
Westfield Corp.	75,450	577,698
WP Glimcher, Inc.	6,893	65,415

		12,640,412
Real Estate Management & Development — 0.6%
BUWOG AG	10,867	232,998
Cheung Kong Property Holdings Ltd.	20,500	132,108
Croesus Retail Trust	150,300	87,593
Deutsche Wohnen AG, Bearer Shares	10,240	317,793
Entra ASA (f)	10,252	96,527
First Capital Realty, Inc.	5,385	85,497
Howard Hughes Corp. (b)	741	78,464

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Kennedy Wilson Europe Real Estate PLC	4,795	$80,467
Kungsleden AB	17,525	123,939
LEG Immobilien AG	2,522	237,306
Mitsui Fudosan Co. Ltd.	20,000	498,153
SM Prime Holdings, Inc.	122,800	58,540
St Modwen Properties PLC	34,072	148,031
Sumitomo Realty & Development Co. Ltd.	19,000	555,394
Sun Hung Kai Properties Ltd.	33,000	403,805
Takara Leben Co., Ltd.	19,700	116,433
Vista Land & Lifescapes, Inc.	804,000	81,414

		3,334,462

Value
Total Common Stocks — 2.9%	$16,198,277
Total Investments (Cost — $539,108,761*) — 100.9%	556,001,000
Liabilities in Excess of Other Assets — (0.9)%	(4,692,121)

Net Assets — 100.0%	$551,308,879

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$531,140,894

Gross unrealized appreciation	$31,669,546
Gross unrealized depreciation	(6,809,440)

Net unrealized appreciation	$24,860,106

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$98,938,953	—		$(569,981)[1]	$98,368,972	$98,368,972	$462,726		$(3,123,426)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,831,794	1,477,755	[2]	—	4,309,549	$4,309,549	$7,482	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,196,918	250,950	[2]	—	1,447,868	$1,447,868	$3,912	[3]	—
BlackRock Commodity Strategies Fund	3,062,221	134,680		(325,934)	2,870,967	$18,718,702	—		$(766,623)
BlackRock Emerging Markets Fund, Inc.	1,006,837	31,768		(81,336)	957,269	$15,450,325	—		$(382,276)
CoreAlpha Bond Master Portfolio	$246,301,565	—		$(15,079,119)[1]	$231,222,446	$231,222,446	$1,470,787		$1,631,074
International Tilts Master Portfolio	$61,723,700	—		$(3,250,982)[1]	$58,472,718	$58,472,718	$363,084		$(1,597,801)
iShares MSCI Canada ETF	220,099	1,111		(16,712)	204,498	$4,848,647	—		$(141,922)
iShares MSCI EAFE Small-Cap ETF	172,841	4,280		(12,269)	164,852	$8,209,630	—		$(32,256)
iShares TIPS Bond ETF	342,392	21,278		(48,850)	314,820	$36,090,965	—		$(105,256)
Large Cap Index Master Portfolio	$51,535,999	—		$(7,536,245)[1]	$43,999,754	$43,999,754	$273,986		$(12,892)
Master Small Cap Index Series	$20,833,677	—		$(2,170,530)[1]	$18,663,147	$18,663,147	$85,485		$(34,673)
Total						$539,802,723	$2,667,462		$(4,566,051)

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	ILS	Israeli New Shekel	REIT	Real Estate Investment Trust
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	British Pound	NZD	New Zealand Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	30,000	USD	22,978	BNP Paribas S.A.	4/21/16	$81
AUD	6,000	USD	4,471	Citibank N.A.	4/21/16	141
AUD	598,000	USD	412,972	HSBC Bank PLC	4/21/16	46,679
AUD	25,000	USD	17,611	Morgan Stanley & Co. International PLC	4/21/16	1,605
AUD	219,000	USD	154,208	Morgan Stanley & Co. International PLC	4/21/16	14,126
AUD	120,000	USD	85,895	Morgan Stanley & Co. International PLC	4/21/16	6,343
CAD	40,000	USD	27,394	Goldman Sachs International	4/21/16	3,532
CAD	37,000	USD	27,829	HSBC Bank PLC	4/21/16	778
CAD	153,000	USD	114,559	HSBC Bank PLC	4/21/16	3,734
CAD	10,000	USD	7,288	Morgan Stanley & Co. International PLC	4/21/16	443
CAD	24,000	USD	18,377	Northern Trust Corp.	4/21/16	179
CAD	31,000	USD	23,274	Royal Bank of Canada	4/21/16	694
CAD	169,000	USD	126,864	Royal Bank of Scotland PLC	4/21/16	3,799

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,000	USD	2,139	Royal Bank of Scotland PLC	4/21/16	$181
CHF	13,000	USD	13,536	Citibank N.A.	4/21/16	49
CHF	131,000	USD	131,054	UBS AG	4/21/16	5,840
EUR	171,000	USD	185,782	BNP Paribas S.A.	4/21/16	9,180
EUR	23,000	USD	26,142	Morgan Stanley & Co. International PLC	4/21/16	81
EUR	43,000	USD	48,738	Morgan Stanley & Co. International PLC	4/21/16	288
EUR	16,000	USD	18,136	Morgan Stanley & Co. International PLC	4/21/16	106
EUR	8,000	USD	8,745	Northern Trust Corp.	4/21/16	376
EUR	36,000	USD	40,574	Royal Bank of Scotland PLC	4/21/16	471
EUR	112,000	USD	124,631	Royal Bank of Scotland PLC	4/21/16	3,064
EUR	42,000	USD	45,778	UBS AG	4/21/16	2,107
EUR	22,000	USD	24,048	UBS AG	4/21/16	1,035
GBP	81,000	USD	114,709	HSBC Bank PLC	4/21/16	1,719
GBP	7,000	USD	10,061	Morgan Stanley & Co. International PLC	4/21/16	1
GBP	9,000	USD	12,934	Morgan Stanley & Co. International PLC	4/21/16	2
GBP	21,000	USD	30,383	Northern Trust Corp.	4/21/16	(198)
HKD	159,000	USD	20,500	Barclays Bank PLC	4/21/16	1
HKD	3,234,000	USD	415,366	Citibank N.A.	4/21/16	1,626
HKD	227,000	USD	29,222	HSBC Bank PLC	4/21/16	47
HKD	271,000	USD	34,852	HSBC Bank PLC	4/21/16	91
HKD	28,000	USD	3,599	HSBC Bank PLC	4/21/16	12
HKD	237,000	USD	30,460	HSBC Bank PLC	4/21/16	99
HKD	1,793,000	USD	229,896	HSBC Bank PLC	4/21/16	1,294
HKD	152,000	USD	19,518	Morgan Stanley & Co. International PLC	4/21/16	80
HKD	1,590,000	USD	204,993	Morgan Stanley & Co. International PLC	4/21/16	22
HKD	548,000	USD	70,612	Northern Trust Corp.	4/21/16	47
HKD	239,000	USD	30,822	Royal Bank of Scotland PLC	4/21/16	(5)
ILS	64,000	USD	16,145	Goldman Sachs International	4/21/16	883
JPY	41,951,000	USD	361,319	HSBC Bank PLC	4/21/16	12,131
JPY	2,840,000	USD	24,992	Morgan Stanley & Co. International PLC	4/21/16	290
JPY	6,863,000	USD	61,759	Morgan Stanley & Co. International PLC	4/21/16	(664)
JPY	3,943,000	USD	35,002	Northern Trust Corp.	4/21/16	99
JPY	4,574,000	USD	40,971	Royal Bank of Scotland PLC	4/21/16	(253)
JPY	3,787,000	USD	33,450	Royal Bank of Scotland PLC	4/21/16	262
JPY	10,810,000	USD	95,007	Standard Chartered Bank	4/21/16	1,224
NOK	593,000	USD	68,894	Morgan Stanley & Co. International PLC	4/21/16	2,795
NOK	173,000	USD	19,877	Morgan Stanley & Co. International PLC	4/21/16	1,037
NZD	22,000	USD	13,959	HSBC Bank PLC	4/21/16	1,301
SEK	216,000	USD	25,466	Morgan Stanley & Co. International PLC	4/21/16	1,194

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	325,000	USD	37,938	Morgan Stanley & Co. International PLC	4/21/16	$2,176
SEK	108,000	USD	12,637	Northern Trust Corp.	4/21/16	693
SEK	1,045,000	USD	122,628	UBS AG	4/21/16	6,355
SGD	206,000	USD	142,854	Barclays Bank PLC	4/21/16	10,122
SGD	14,000	USD	9,963	HSBC Bank PLC	4/21/16	433
SGD	6,000	USD	4,161	HSBC Bank PLC	4/21/16	294
SGD	45,000	USD	32,709	HSBC Bank PLC	4/21/16	708
SGD	24,000	USD	16,819	HSBC Bank PLC	4/21/16	1,003
SGD	24,000	USD	17,438	Morgan Stanley & Co. International PLC	4/21/16	385
USD	97,945	AUD	137,000	Citibank N.A.	4/21/16	(7,360)
USD	4,987	AUD	7,000	Citibank N.A.	4/21/16	(394)
USD	318,059	AUD	466,000	HSBC Bank PLC	4/21/16	(40,131)
USD	21,226	AUD	30,000	Morgan Stanley & Co. International PLC	4/21/16	(1,833)
USD	317,049	AUD	445,000	Royal Bank of Scotland PLC	4/21/16	(24,999)
USD	11,544	CAD	16,000	Citibank N.A.	4/21/16	(826)
USD	29,634	CAD	41,000	Citibank N.A.	4/21/16	(2,066)
USD	11,289	CAD	15,000	Citibank N.A.	4/21/16	(308)
USD	77,283	CAD	106,000	Morgan Stanley & Co. International PLC	4/21/16	(4,671)
USD	4,373	CAD	6,000	Morgan Stanley & Co. International PLC	4/21/16	(266)
USD	31,515	EUR	28,000	Citibank N.A.	4/21/16	(409)
USD	14,111	EUR	13,000	Morgan Stanley & Co. International PLC	4/21/16	(711)
USD	16,376	EUR	15,000	Morgan Stanley & Co. International PLC	4/21/16	(726)
USD	180,467	EUR	162,000	Morgan Stanley & Co. International PLC	4/21/16	(4,234)
USD	34,164	EUR	30,000	Morgan Stanley & Co. International PLC	4/21/16	(40)
USD	13,393	EUR	12,000	Northern Trust Corp.	4/21/16	(289)
USD	17,647	EUR	16,000	Northern Trust Corp.	4/21/16	(595)
USD	17,522	EUR	16,000	Royal Bank of Scotland PLC	4/21/16	(720)
USD	130,251	EUR	120,000	Royal Bank of Scotland PLC	4/21/16	(6,564)
USD	36,830	EUR	33,000	Royal Bank of Scotland PLC	4/21/16	(794)
USD	2,872	GBP	2,000	Bank of America N.A.	4/21/16	(3)
USD	35,702	GBP	25,000	Morgan Stanley & Co. International PLC	4/21/16	(233)
USD	24,406	GBP	17,000	Morgan Stanley & Co. International PLC	4/21/16	(29)
USD	20,219	GBP	14,000	Morgan Stanley & Co. International PLC	4/21/16	96
USD	8,783	GBP	6,000	Morgan Stanley & Co. International PLC	4/21/16	158
USD	29,230	GBP	21,000	Morgan Stanley & Co. International PLC	4/21/16	(955)
USD	11,317	GBP	8,000	Morgan Stanley & Co. International PLC	4/21/16	(182)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,415	GBP	1,000	Northern Trust Corp.	4/21/16	$(23)
USD	4,277	GBP	3,000	Royal Bank of Scotland PLC	4/21/16	(35)
USD	17,102	GBP	12,000	Royal Bank of Scotland PLC	4/21/16	(146)
USD	22,789	GBP	16,000	Royal Bank of Scotland PLC	4/21/16	(209)
USD	18,517	GBP	13,000	Royal Bank of Scotland PLC	4/21/16	(168)
USD	7,211	GBP	5,000	Royal Bank of Scotland PLC	4/21/16	24
USD	25,096	GBP	18,000	Royal Bank of Scotland PLC	4/21/16	(777)
USD	39,038	GBP	28,000	Royal Bank of Scotland PLC	4/21/16	(1,209)
USD	4,999	HKD	39,000	Morgan Stanley & Co. International PLC	4/21/16	(30)
USD	108,934	HKD	850,000	Royal Bank of Canada	4/21/16	(665)
USD	40,758	HKD	319,000	Royal Bank of Scotland PLC	4/21/16	(374)
USD	322,884	HKD	2,531,000	UBS AG	4/21/16	(3,463)
USD	36,170	HKD	282,000	UBS AG	4/21/16	(191)
USD	10,335	JPY	1,165,000	BNP Paribas S.A.	4/21/16	(36)
USD	21,663	JPY	2,442,000	BNP Paribas S.A.	4/21/16	(76)
USD	38,377	JPY	4,486,000	HSBC Bank PLC	4/21/16	(1,558)
USD	139,990	JPY	15,907,000	HSBC Bank PLC	4/21/16	(1,615)
USD	13,383	JPY	1,589,000	Morgan Stanley & Co. International PLC	4/21/16	(762)
USD	14,245	JPY	1,687,000	Morgan Stanley & Co. International PLC	4/21/16	(772)
USD	33,670	JPY	4,069,000	Morgan Stanley & Co. International PLC	4/21/16	(2,553)
USD	16,575	JPY	2,003,000	Morgan Stanley & Co. International PLC	4/21/16	(1,255)
USD	126,351	JPY	15,268,000	Morgan Stanley & Co. International PLC	4/21/16	(9,565)
USD	26,974	JPY	3,090,000	Morgan Stanley & Co. International PLC	4/21/16	(533)
USD	185,737	JPY	21,173,000	Morgan Stanley & Co. International PLC	4/21/16	(2,746)
USD	32,076	JPY	3,613,000	Morgan Stanley & Co. International PLC	4/21/16	(87)
USD	3,836	JPY	432,000	Morgan Stanley & Co. International PLC	4/21/16	(9)
USD	19,755	JPY	2,221,000	Morgan Stanley & Co. International PLC	4/21/16	(16)
USD	15,971	JPY	1,930,000	Northern Trust Corp.	4/21/16	(1,210)
USD	44,550	JPY	5,104,000	Northern Trust Corp.	4/21/16	(886)
USD	19,696	JPY	2,234,000	Northern Trust Corp.	4/21/16	(191)
USD	25,624	JPY	2,857,000	Northern Trust Corp.	4/21/16	191
USD	19,379	JPY	2,290,000	Royal Bank of Scotland PLC	4/21/16	(1,007)
USD	9,090	JPY	1,029,000	Royal Bank of Scotland PLC	4/21/16	(70)
USD	10,704	JPY	1,204,000	Royal Bank of Scotland PLC	4/21/16	(14)
USD	11,637	JPY	1,308,000	Westpac Group	4/21/16	(7)
USD	163,162	NOK	1,455,000	Barclays Bank PLC	4/21/16	(12,737)
USD	19,951	PHP	955,000	HSBC Bank PLC	4/21/16	(767)
USD	11,021	PHP	518,000	HSBC Bank PLC	4/21/16	(217)
USD	9,890	PHP	477,000	JPMorgan Chase Bank N.A.	4/21/16	(458)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,187	PHP	296,000	Nomura Securities International, Inc.	4/21/16	$(234)
USD	17,079	PHP	800,000	Standard Chartered Bank	4/21/16	(276)
USD	13,965	PHP	649,000	Standard Chartered Bank	4/21/16	(115)
USD	129,081	SEK	1,106,000	HSBC Bank PLC	4/21/16	(7,432)
USD	84,520	SGD	114,000	Royal Bank of Scotland PLC	4/21/16	(136)
Total						$(1,281)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$47,227,304	$219,504,591	—	$266,731,895
Fixed Income Funds	36,090,965	231,222,446	—	267,313,411
Short-Term Securities	5,757,417	—	—	5,757,417
Common Stocks:
Hotels, Restaurants & Leisure	80,104	—	—	80,104
IT Services	143,299	—	—	143,299
Real Estate Investment Trusts (REITs)	9,305,898	3,334,514	—	12,640,412
Real Estate Management & Development	311,992	3,022,470	—	3,334,462

Total	$98,916,979	$457,084,021	—	$556,001,000

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$153,807	—	$153,807
Liabilities:
Forward foreign currency exchange contracts	—	(155,088)	—	(155,088)

Total	—	$(1,281)	—	$(1,281)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$26,159	—	—	$26,159
Liabilities:
Collateral on securities loaned at value	—	$(3,792,527)	—	(3,792,527)

Total	$26,159	$(3,792,527)	—	$(3,766,368)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 57.0%
Active Stock Master Portfolio	$13,953,820	$13,953,820
BlackRock Commodity Strategies Fund (b)	344,251	2,244,516
BlackRock Emerging Markets Fund, Inc.	137,739	2,223,113
International Tilts Master Portfolio	$8,428,531	8,428,531
iShares MSCI Canada ETF (c)	28,402	673,411
iShares MSCI EAFE Small-Cap ETF	24,294	1,209,841
Large Cap Index Master Portfolio	$6,363,120	6,363,120
Master Small Cap Index Series	$1,894,755	1,894,755

		36,991,107
Fixed Income Funds — 37.1%
CoreAlpha Bond Master Portfolio	$21,325,986	21,325,986
iShares TIPS Bond ETF	23,724	2,719,719

		24,045,705
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	585,388	585,388
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	152,986	152,986

		738,374
Total Affiliated Investment Companies — 95.2%		61,775,186
Common Stocks
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	804	18,106
IT Services — 0.1%
InterXion Holding NV (b)	891	30,811
Real Estate Investment Trusts (REITs) — 4.3%
AEON REIT Investment Corp.	31	39,675
Alexandria Real Estate Equities, Inc.	14	1,272
American Campus Communities, Inc.	935	44,029
American Tower Corp.	197	20,167
AvalonBay Communities, Inc.	550	104,610
Beni Stabili SpA SIIQ	49,397	37,035
Boston Properties, Inc.	945	120,091
British Land Co. PLC	10,962	110,036
Cambridge Industrial Trust	52,900	21,960
CareTrust REIT, Inc.	4,939	62,725
Colony Starwood Homes	807	19,973

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.	881	$40,218
DDR Corp.	1,305	23,216
Derwent London PLC	920	41,575
Dream Office Real Estate Investment Trust	2,349	37,530
Duke Realty Corp.	1,943	43,795
Empiric Student Property PLC	12,982	20,417
EPR Properties	416	27,714
Equity One, Inc.	1,544	44,251
Equity Residential	165	12,380
Essex Property Trust, Inc.	439	102,664
Extra Space Storage, Inc.	754	70,469
Federal Realty Investment Trust	231	36,048
General Growth Properties, Inc.	2,236	66,476
Gramercy Property Trust	3,216	27,175
Host Hotels & Resorts, Inc.	3,014	50,334
Japan Rental Housing Investments, Inc.	91	67,148
Kenedix Retail REIT Corp.	17	41,202
Kilroy Realty Corp.	1,161	71,831
Klepierre	1,185	56,605
LaSalle Logiport REIT (b)	107	103,344
Macerich Co.	216	17,116
National Health Investors, Inc.	432	28,737
Parkway Properties, Inc.	1,416	22,175
Prologis, Inc.	2,026	89,509
Public Storage	230	63,441
Retail Properties of America, Inc., Class A	4,484	71,071
Sekisui House REIT, Inc.	18	20,723
Simon Property Group, Inc.	1,056	219,321
SL Green Realty Corp.	596	57,740
STAG Industrial, Inc.	1,745	35,528
STORE Capital Corp.	1,988	51,449
Sunstone Hotel Investors, Inc.	3,418	47,852
UDR, Inc.	1,477	56,909
Vastned Retail NV	1,412	63,081
Vicinity Centres	44,302	108,276
Welltower, Inc.	1,834	127,170
Westfield Corp.	16,707	127,920
WP Glimcher, Inc.	1,510	14,330

		2,788,313
Real Estate Management & Development — 1.1%
BUWOG AG	2,384	51,115
Cheung Kong Property Holdings Ltd.	4,500	28,999
Croesus Retail Trust	33,000	19,232
Deutsche Wohnen AG, Bearer Shares	2,246	69,704
Entra ASA (f)	2,277	21,439
First Capital Realty, Inc.	1,196	18,989
Howard Hughes Corp. (b)	161	17,048

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Kennedy Wilson Europe Real Estate PLC	1,089	$18,275
Kungsleden AB	3,651	25,820
LEG Immobilien AG	553	52,034
Mitsui Fudosan Co. Ltd.	4,000	99,631
SM Prime Holdings, Inc.	27,200	12,966
St. Modwen Properties PLC	7,358	31,968
Sumitomo Realty & Development Co. Ltd.	4,000	116,925
Sun Hung Kai Properties Ltd.	7,000	85,656
Takara Leben Co., Ltd.	4,300	25,414
Vista Land & Lifescapes, Inc.	176,000	17,822

		713,037

Value
Total Common Stocks — 5.5%	$3,550,267
Total Investments (Cost — $65,947,768*) — 100.7%	65,325,453
Liabilities in Excess of Other Assets — (0.7)%	(481,857)

Net Assets — 100.0%	$64,843,596

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$65,473,596

Gross unrealized appreciation	$2,924,471
Gross unrealized depreciation	(3,072,614)

Net unrealized depreciation	$(148,143)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$13,646,396	$307,424	[1]	—	$13,953,820	$13,953,820	$64,893		$(437,030)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,667	583,721	[1]	—	585,388	$585,388	$852	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,261	151,725	[1]	—	152,986	$152,986	$398	[2]	—
BlackRock Commodity Strategies Fund	366,318	11,059		(33,126)	344,251	$2,244,516	—		$(132,744)
BlackRock Emerging Markets Fund, Inc.	135,188	10,193		(7,642)	137,739	$2,223,113	—		$(44,867)
CoreAlpha Bond Master Portfolio	$22,012,998	—		$(687,012)[3]	$21,325,986	$21,325,986	$133,386		$149,063
International Tilts Master Portfolio	$8,424,203	$4,328	[1]	—	$8,428,531	$8,428,531	$51,104		$(222,268)
iShares MSCI Canada ETF	29,702	600		(1,900)	28,402	$673,411	—		$(17,030)
iShares MSCI EAFE Small-Cap ETF	24,094	800		(600)	24,294	$1,209,841	—		$(3,540)
iShares TIPS Bond ETF	23,345	2,929		(2,550)	23,724	$2,719,719	—		$(5,333)
Large Cap Index Master Portfolio	$6,667,009	—		$(303,889)[3]	$6,363,120	$6,363,120	$36,685		$(1,313)
Master Small Cap Index Series	$1,989,173	—		$(94,418)[3]	$1,894,755	$1,894,755	$8,449		$(3,075)
Total						$61,775,186	$295,767		$(718,137)

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

[1]	Represents net shares/beneficial interest purchased.
[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine PESO
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,000	USD	3,064	BNP Paribas S.A.	4/21/16	$11
AUD	130,000	USD	89,777	HSBC Bank PLC	4/21/16	10,148
AUD	1,000	USD	712	HSBC Bank PLC	4/21/16	56
AUD	49,000	USD	34,503	Morgan Stanley & Co. International PLC	4/21/16	3,161
AUD	27,000	USD	19,326	Morgan Stanley & Co. International PLC	4/21/16	1,427
AUD	5,000	USD	3,561	Morgan Stanley & Co. International PLC	4/21/16	282
CAD	8,000	USD	5,479	Goldman Sachs International	4/21/16	706
CAD	8,000	USD	6,016	HSBC Bank PLC	4/21/16	169
CAD	34,000	USD	25,457	HSBC Bank PLC	4/21/16	830
CAD	6,000	USD	4,594	Northern Trust Corp.	4/21/16	45
CAD	38,000	USD	28,526	Royal Bank of Scotland PLC	4/21/16	854
CHF	3,000	USD	3,124	Citibank N.A.	4/21/16	11
CHF	29,000	USD	29,021	Morgan Stanley & Co. International PLC	4/21/16	1,284
EUR	38,000	USD	41,285	BNP Paribas S.A.	4/21/16	2,040
EUR	9,000	USD	9,838	HSBC Bank PLC	4/21/16	424
EUR	4,000	USD	4,360	HSBC Bank PLC	4/21/16	201
EUR	10,000	USD	11,334	Morgan Stanley & Co. International PLC	4/21/16	67

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,000	USD	2,273	Morgan Stanley & Co. International PLC	4/21/16	$7
EUR	3,000	USD	3,259	Morgan Stanley & Co. International PLC	4/21/16	161
EUR	6,000	USD	6,619	Northern Trust Corp.	4/21/16	222
EUR	8,000	USD	9,016	Royal Bank of Scotland PLC	4/21/16	105
EUR	28,000	USD	31,158	Royal Bank of Scotland PLC	4/21/16	766
GBP	2,000	USD	2,874	Morgan Stanley & Co. International PLC	4/21/16	—
GBP	1,000	USD	1,437	Morgan Stanley & Co. International PLC	4/21/16	—
GBP	2,000	USD	2,784	Morgan Stanley & Co. International PLC	4/21/16	91
GBP	18,000	USD	25,501	Morgan Stanley & Co. International PLC	4/21/16	371
GBP	2,000	USD	2,879	Northern Trust Corp.	4/21/16	(4)
GBP	5,000	USD	7,234	Northern Trust Corp.	4/21/16	(47)
HKD	733,000	USD	94,144	Citibank N.A.	4/21/16	369
HKD	386,000	USD	49,492	HSBC Bank PLC	4/21/16	279
HKD	43,000	USD	5,536	HSBC Bank PLC	4/21/16	9
HKD	52,000	USD	6,694	HSBC Bank PLC	4/21/16	11
HKD	47,000	USD	6,044	HSBC Bank PLC	4/21/16	16
HKD	368,000	USD	47,445	Morgan Stanley & Co. International PLC	4/21/16	5
HKD	34,000	USD	4,366	Morgan Stanley & Co. International PLC	4/21/16	18
HKD	119,000	USD	15,334	Northern Trust Corp.	4/21/16	10
HKD	39,000	USD	5,030	Royal Bank of Scotland PLC	4/21/16	(1)
ILS	13,000	USD	3,279	Goldman Sachs International	4/21/16	179
JPY	8,372,000	USD	72,107	HSBC Bank PLC	4/21/16	2,421
JPY	1,541,000	USD	13,867	Morgan Stanley & Co. International PLC	4/21/16	(149)
JPY	568,000	USD	4,998	Morgan Stanley & Co. International PLC	4/21/16	58
JPY	935,000	USD	8,300	Northern Trust Corp.	4/21/16	23
JPY	304,000	USD	2,694	Northern Trust Corp.	4/21/16	13
JPY	1,856,000	USD	16,312	Standard Chartered Bank	4/21/16	210
JPY	927,000	USD	8,303	Royal Bank of Scotland PLC	4/21/16	(51)
JPY	1,463,000	USD	12,922	Royal Bank of Scotland PLC	4/21/16	101
NOK	132,000	USD	15,336	Morgan Stanley & Co. International PLC	4/21/16	622
NOK	30,000	USD	3,447	Morgan Stanley & Co. International PLC	4/21/16	180
NZD	4,300	USD	2,728	HSBC Bank PLC	4/21/16	254
SEK	67,000	USD	7,821	Morgan Stanley & Co. International PLC	4/21/16	449
SEK	45,000	USD	5,306	Morgan Stanley & Co. International PLC	4/21/16	249
SEK	27,000	USD	3,160	Northern Trust Corp.	4/21/16	173
SEK	219,000	USD	25,699	UBS AG	4/21/16	1,332
SGD	10,000	USD	7,269	HSBC Bank PLC	4/21/16	157
SGD	9,000	USD	6,307	HSBC Bank PLC	4/21/16	376
SGD	3,000	USD	2,135	HSBC Bank PLC	4/21/16	93

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	45,000	USD	31,204	Morgan Stanley & Co. International PLC	4/21/16	$2,213
SGD	3,000	USD	2,176	Morgan Stanley & Co. International PLC	4/21/16	52
USD	21,448	AUD	30,000	Citibank N.A.	4/21/16	(1,612)
USD	63,475	AUD	93,000	HSBC Bank PLC	4/21/16	(8,009)
USD	4,095	AUD	6,000	HSBC Bank PLC	4/21/16	(517)
USD	4,245	AUD	6,000	Morgan Stanley & Co. International PLC	4/21/16	(367)
USD	70,534	AUD	99,000	Royal Bank of Scotland PLC	4/21/16	(5,562)
USD	2,165	CAD	3,000	Citibank N.A.	4/21/16	(155)
USD	5,059	CAD	7,000	Citibank N.A.	4/21/16	(353)
USD	16,769	CAD	23,000	Morgan Stanley & Co. International PLC	4/21/16	(1,014)
USD	7,879	EUR	7,000	Citibank N.A.	4/21/16	(102)
USD	3,275	EUR	3,000	Morgan Stanley & Co. International PLC	4/21/16	(145)
USD	40,104	EUR	36,000	Morgan Stanley & Co. International PLC	4/21/16	(941)
USD	3,348	EUR	3,000	Northern Trust Corp.	4/21/16	(72)
USD	6,610	EUR	6,000	Northern Trust Corp.	4/21/16	(231)
USD	4,555	EUR	4,000	Northern Trust Corp.	4/21/16	(6)
USD	7,812	EUR	7,000	Royal Bank of Scotland PLC	4/21/16	(169)
USD	2,190	EUR	2,000	Royal Bank of Scotland PLC	4/21/16	(90)
USD	29,307	EUR	27,000	Royal Bank of Scotland PLC	4/21/16	(1,477)
USD	5,429	EUR	5,000	UBS AG	4/21/16	(271)
USD	2,872	GBP	2,000	Bank of America N.A.	4/21/16	(3)
USD	7,140	GBP	5,000	Morgan Stanley & Co. International PLC	4/21/16	(47)
USD	1,442	GBP	1,000	Morgan Stanley & Co. International PLC	4/21/16	5
USD	1,464	GBP	1,000	Morgan Stanley & Co. International PLC	4/21/16	26
USD	2,829	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	(45)
USD	7,122	GBP	5,000	Morgan Stanley & Co. International PLC	4/21/16	(65)
USD	4,333	GBP	3,000	Morgan Stanley & Co. International PLC	4/21/16	21
USD	5,743	GBP	4,000	Morgan Stanley & Co. International PLC	4/21/16	(7)
USD	12,527	GBP	9,000	Morgan Stanley & Co. International PLC	4/21/16	(409)
USD	2,884	GBP	2,000	Northern Trust Corp.	4/21/16	9
USD	2,853	GBP	2,000	Northern Trust Corp.	4/21/16	(21)
USD	1,426	GBP	1,000	Royal Bank of Scotland PLC	4/21/16	(12)
USD	5,577	GBP	4,000	Royal Bank of Scotland PLC	4/21/16	(173)
USD	4,276	GBP	3,000	Royal Bank of Scotland PLC	4/21/16	(36)
USD	1,154	HKD	9,000	Morgan Stanley & Co. International PLC	4/21/16	(7)
USD	64,549	HKD	506,000	Morgan Stanley & Co. International PLC	4/21/16	(695)
USD	26,016	HKD	203,000	Royal Bank of Canada	4/21/16	(159)
USD	9,710	HKD	76,000	Royal Bank of Scotland PLC	4/21/16	(89)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,130	HKD	40,000	UBS AG	4/21/16	$(27)
USD	1,624	JPY	192,000	Bank of America N.A.	4/21/16	(85)
USD	2,440	JPY	275,000	BNP Paribas S.A.	4/21/16	(9)
USD	45,304	JPY	5,148,000	HSBC Bank PLC	4/21/16	(523)
USD	40,968	JPY	4,670,000	Morgan Stanley & Co. International PLC	4/21/16	(605)
USD	3,765	JPY	455,000	Morgan Stanley & Co. International PLC	4/21/16	(285)
USD	4,417	JPY	506,000	Morgan Stanley & Co. International PLC	4/21/16	(87)
USD	6,223	JPY	701,000	Morgan Stanley & Co. International PLC	4/21/16	(17)
USD	391	JPY	44,000	Morgan Stanley & Co. International PLC	4/21/16	(1)
USD	2,421	JPY	274,000	Morgan Stanley & Co. International PLC	4/21/16	(19)
USD	4,323	JPY	486,000	Morgan Stanley & Co. International PLC	4/21/16	(4)
USD	3,906	JPY	472,000	Morgan Stanley & Co. International PLC	4/21/16	(296)
USD	3,823	JPY	462,000	Morgan Stanley & Co. International PLC	4/21/16	(290)
USD	28,021	JPY	3,386,000	Morgan Stanley & Co. International PLC	4/21/16	(2,121)
USD	3,184	JPY	378,000	Morgan Stanley & Co. International PLC	4/21/16	(181)
USD	3,243	JPY	384,000	Morgan Stanley & Co. International PLC	4/21/16	(176)
USD	3,985	JPY	452,000	Northern Trust Corp.	4/21/16	(39)
USD	10,169	JPY	1,165,000	Northern Trust Corp.	4/21/16	(202)
USD	795	JPY	94,000	Royal Bank of Scotland PLC	4/21/16	(41)
USD	1,811	JPY	205,000	Royal Bank of Scotland PLC	4/21/16	(14)
USD	2,374	JPY	267,000	Royal Bank of Scotland PLC	4/21/16	(3)
USD	2,339	JPY	263,000	UBS AG	4/21/16	(2)
USD	2,455	JPY	276,000	Westpac Banking Corp.	4/21/16	(1)
USD	35,439	NOK	316,000	Goldman Sachs International	4/21/16	(2,763)
USD	4,345	PHP	208,000	HSBC Bank PLC	4/21/16	(167)
USD	2,510	PHP	118,000	HSBC Bank PLC	4/21/16	(49)
USD	2,260	PHP	109,000	JPMorgan Chase Bank N.A.	4/21/16	(105)
USD	1,421	PHP	68,000	Nomura Securities International, Inc.	4/21/16	(54)
USD	3,587	PHP	168,000	Standard Chartered Bank	4/21/16	(58)
USD	2,969	PHP	138,000	Standard Chartered Bank	4/21/16	(24)
USD	25,306	SEK	217,000	Morgan Stanley & Co. International PLC	4/21/16	(1,478)
USD	18,535	SGD	25,000	Royal Bank of Scotland PLC	4/21/16	(30)
Total						$503

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$6,350,881	$30,640,226	—	$36,991,107
Fixed Income Funds	2,719,719	21,325,986	—	24,045,705
Short-Term Securities	738,374	—	—	738,374
Common Stocks:
Hotels, Restaurants & Leisure	18,106	—	—	18,106
IT Services	30,811	—	—	30,811
Real Estate Investment Trusts (REITs)	2,053,077	735,236	—	2,788,313
Real Estate Management & Development	68,005	645,032	—	713,037

Total	$11,978,973	$53,346,480	—	$65,325,453

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Forward foreign currency exchange contracts	—	$33,372	—	$33,372
Liabilities:
Forward foreign currency exchange contracts	—	(32,869)	—	(32,869)

Total	—	$503	—	$503

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$7,842	—	—	$7,842
Liabilities:
Collateral on securities loaned at value	—	$(400,729)	—	(400,729)

Total	$7,842	$(400,729)	—	$(392,887)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 65.2%
Active Stock Master Portfolio	$125,766,156	$125,766,156
BlackRock Commodity Strategies Fund (b)	2,890,243	18,844,385
BlackRock Emerging Markets Fund, Inc.	1,326,959	21,417,112
International Tilts Master Portfolio	$80,271,892	80,271,892
iShares MSCI Canada ETF (c)	272,460	6,460,027
iShares MSCI EAFE Small-Cap ETF	228,124	11,360,575
Large Cap Index Master Portfolio	$66,789,306	66,789,306
Master Small Cap Index Series	$12,899,424	12,899,424

		343,808,877
Fixed Income Funds — 26.5%
CoreAlpha Bond Master Portfolio	$128,310,184	128,310,184
iShares TIPS Bond ETF	99,121	11,363,231

		139,673,415
Short-Term Securities — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	7,784,447	7,784,447
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	2,522,785	2,522,785

		10,307,232

Total Affiliated Investment Companies — 93.6%		493,789,524

Common Stocks

Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	9,278	208,940

IT Services — 0.1%
InterXion Holding NV (b)	10,489	362,710

Real Estate Investment Trusts (REITs) — 6.2%
AEON REIT Investment Corp.	363	464,579
Alexandria Real Estate Equities, Inc.	173	15,724
American Campus Communities, Inc.	10,846	510,738
American Tower Corp.	2,366	242,207
AvalonBay Communities, Inc.	6,374	1,212,335
Beni Stabili SpA SIIQ	574,045	430,385
Boston Properties, Inc.	10,834	1,376,785
British Land Co. PLC	127,057	1,275,387
Cambridge Industrial Trust	632,100	262,403
CareTrust REIT, Inc.	57,964	736,143
Colony Starwood Homes	9,743	241,139
CyrusOne, Inc.	10,436	476,403
DDR Corp.	15,154	269,590
Derwent London PLC	10,833	489,541
Dream Office Real Estate Investment Trust	28,282	451,859
Duke Realty Corp.	22,711	511,906

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Empiric Student Property PLC	147,416	$231,840
EPR Properties	4,945	329,436
Equity One, Inc.	17,963	514,820
Equity Residential	1,981	148,634
Essex Property Trust, Inc.	5,097	1,191,984
Extra Space Storage, Inc.	8,672	810,485
Federal Realty Investment Trust	2,682	418,526
General Growth Properties, Inc.	26,219	779,491
Gramercy Property Trust	38,754	327,471
Host Hotels & Resorts, Inc.	35,591	594,370
Japan Rental Housing Investments, Inc.	1,070	789,545
Kenedix Retail REIT Corp.	203	492,000
Kilroy Realty Corp.	13,435	831,224
Klepierre	13,632	651,171
LaSalle Logiport REIT (b)	1,239	1,196,671
Macerich Co.	2,505	198,496
National Health Investors, Inc.	5,072	337,389
Parkway Properties, Inc.	15,959	249,918
Prologis, Inc.	23,650	1,044,857
Public Storage	2,642	728,743
Retail Properties of America, Inc., Class A	51,645	818,573
Sekisui House REIT, Inc.	223	256,739
Simon Property Group, Inc.	12,229	2,539,841
SL Green Realty Corp.	6,899	668,375
STAG Industrial, Inc.	21,030	428,171
STORE Capital Corp.	23,109	598,061
Sunstone Hotel Investors, Inc.	39,571	553,994
UDR, Inc.	17,686	681,442
Vastned Retail NV	16,348	730,348
Vicinity Centres	513,072	1,253,968
Welltower, Inc.	21,522	1,492,336
Westfield Corp.	193,473	1,481,365
WP Glimcher, Inc.	17,649	167,489

		32,504,897
Real Estate Management & Development — 1.6%
BUWOG AG	27,909	598,394
Cheung Kong Property Holdings Ltd.	53,000	341,547
Croesus Retail Trust	386,600	225,307
Deutsche Wohnen AG, Bearer Shares	26,300	816,208
Entra ASA (f)	27,405	258,030
First Capital Realty, Inc.	14,395	228,546
Howard Hughes Corp. (b)	1,949	206,379

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Kennedy Wilson Europe Real Estate PLC	12,818	$215,104
Kungsleden AB	44,828	317,029
LEG Immobilien AG	6,315	594,206
Mitsui Fudosan Co. Ltd.	50,000	1,245,383
SM Prime Holdings, Inc.	315,700	150,496
St Modwen Properties PLC	86,637	376,408
Sumitomo Realty & Development Co. Ltd.	49,000	1,432,331
Sun Hung Kai Properties Ltd.	84,000	1,027,867
Takara Leben Co., Ltd.	50,700	299,651
Vista Land & Lifescapes, Inc.	2,066,000	209,206

		8,542,092
Total Common Stocks — 7.9%		41,618,639

Value
Total Investments (Cost — $525,138,952*) — 101.5%	$535,408,163
Liabilities in Excess of Other Assets — (1.5)%	(7,907,704)

Net Assets — 100.0%	$527,500,459

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$512,405,096

Gross unrealized appreciation	$27,665,496
Gross unrealized depreciation	(4,662,429)

Net unrealized appreciation	$23,003,067

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$127,705,255	—		$(1,939,099)[1]	$125,766,156	$125,766,156	$594,111		$(4,019,398)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,688,189	6,096,258	[2]	—	7,784,447	$7,784,447	$9,719	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	439,558	2,083,227	[2]	—	2,522,785	$2,522,785	$4,970	[3]	—
BlackRock Commodity Strategies Fund	3,173,206	28,125		(311,088)	2,890,243	$18,844,385	—		$(580,598)
BlackRock Emerging Markets Fund, Inc.	1,377,544	37,293		(87,878)	1,326,959	$21,417,112	—		$(436,276)
CoreAlpha Bond Master Portfolio	$135,910,507	—		$(7,600,323)[1]	$128,310,184	$128,310,184	$811,866		$904,007
International Tilts Master Portfolio	$82,549,286	—		$(2,277,394)[1]	$80,271,892	$80,271,892	$486,497		$(2,140,893)
iShares MSCI Canada ETF	297,289	3,210		(28,039)	272,460	$6,460,027	—		$(240,098)
iShares MSCI EAFE Small-Cap ETF	233,145	8,960		(13,981)	228,124	$11,360,575	—		$(48,938)
iShares TIPS Bond ETF	91,590	25,426		(17,895)	99,121	$11,363,231	—		$(37,914)
Large Cap Index Master Portfolio	$71,445,267	—		$(4,655,961)[1]	$66,789,306	$66,789,306	$382,256		$(17,625)
Master Small Cap Index Series	$14,504,592	—		$(1,605,168)[1]	$12,899,424	$12,899,424	$59,526		$(23,960)
Total						$493,789,524	$2,348,945		$(6,641,693)

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	87,000	USD	66,637	BNP Paribas S.A.	4/21/16	$235
AUD	25,000	USD	18,654	HSBC Bank PLC	4/21/16	562
AUD	1,612,000	USD	1,113,229	HSBC Bank PLC	4/21/16	125,830
AUD	122,000	USD	85,941	Morgan Stanley & Co. International PLC	4/21/16	7,833
AUD	585,000	USD	411,925	Morgan Stanley & Co. International PLC	4/21/16	37,734
AUD	322,000	USD	230,484	Morgan Stanley & Co. International PLC	4/21/16	17,021
CAD	63,000	USD	43,145	Goldman Sachs International	4/21/16	5,564
CAD	95,000	USD	71,455	HSBC Bank PLC	4/21/16	1,995
CAD	390,000	USD	292,012	HSBC Bank PLC	4/21/16	9,518
CAD	49,000	USD	37,519	Northern Trust Corp.	4/21/16	365
CAD	473,000	USD	355,069	Royal Bank of Scotland PLC	4/21/16	10,633
CAD	72,000	USD	51,331	Royal Bank of Scotland PLC	4/21/16	4,336
CHF	27,000	USD	28,113	Citibank, N.A.	4/21/16	101
CHF	344,000	USD	344,246	Morgan Stanley & Co. International PLC	4/21/16	15,230
EUR	449,000	USD	487,814	BNP Paribas S.A.	4/21/16	24,105
EUR	297,000	USD	330,478	HSBC Bank PLC	4/21/16	8,141

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	109,000	USD	123,545	Morgan Stanley & Co. International PLC	4/21/16	$730
EUR	63,000	USD	71,605	Morgan Stanley & Co. International PLC	4/21/16	223
EUR	13,000	USD	14,208	Northern Trust Corp.	4/21/16	614
EUR	32,000	USD	36,066	Royal Bank of Scotland PLC	4/21/16	419
EUR	94,000	USD	105,944	Royal Bank of Scotland PLC	4/21/16	1,229
EUR	42,000	USD	45,777	UBS AG	4/21/16	2,108
EUR	57,000	USD	61,895	UBS AG	4/21/16	3,093
GBP	16,000	USD	22,994	Morgan Stanley & Co. International PLC	4/21/16	4
GBP	221,000	USD	313,099	Morgan Stanley & Co. International PLC	4/21/16	4,560
GBP	32,000	USD	46,068	Northern Trust Corp.	4/21/16	(72)
GBP	54,000	USD	78,129	Northern Trust Corp.	4/21/16	(510)
HKD	437,000	USD	56,343	Barclays Bank PLC	4/21/16	4
HKD	8,638,000	USD	1,109,440	Citibank N.A.	4/21/16	4,343
HKD	679,000	USD	87,565	HSBC Bank PLC	4/21/16	(15)
HKD	192,000	USD	24,753	HSBC Bank PLC	4/21/16	3
HKD	609,000	USD	78,398	HSBC Bank PLC	4/21/16	126
HKD	311,000	USD	39,972	HSBC Bank PLC	4/21/16	129
HKD	4,588,000	USD	588,267	HSBC Bank PLC	4/21/16	3,310
HKD	4,050,000	USD	522,151	Morgan Stanley & Co. International PLC	4/21/16	56
HKD	373,000	USD	47,897	Morgan Stanley & Co. International PLC	4/21/16	197
HKD	710,000	USD	91,251	Morgan Stanley & Co. International PLC	4/21/16	297
HKD	372,000	USD	47,842	Northern Trust Corp.	4/21/16	124
HKD	1,423,000	USD	183,359	Northern Trust Corp.	4/21/16	122
ILS	174,000	USD	43,894	Goldman Sachs International	4/21/16	2,400
JPY	103,342,000	USD	890,072	HSBC Bank PLC	4/21/16	29,884
JPY	2,560,000	USD	22,726	Morgan Stanley & Co. International PLC	4/21/16	64
JPY	7,383,000	USD	64,970	Morgan Stanley & Co. International PLC	4/21/16	754
JPY	17,367,000	USD	156,282	Morgan Stanley & Co. International PLC	4/21/16	(1,680)
JPY	6,698,000	USD	59,459	Northern Trust Corp.	4/21/16	167
JPY	12,482,000	USD	111,805	Royal Bank of Scotland PLC	4/21/16	(690)
JPY	8,108,000	USD	71,616	Royal Bank of Scotland PLC	4/21/16	562
JPY	29,787,000	USD	261,793	Standard Chartered Bank	4/21/16	3,372
NOK	383,000	USD	43,990	HSBC Bank PLC	4/21/16	2,312
NOK	1,583,000	USD	183,911	Morgan Stanley & Co. International PLC	4/21/16	7,461
NZD	59,000	USD	37,437	HSBC Bank PLC	4/21/16	3,489
SEK	810,000	USD	94,553	HSBC Bank PLC	4/21/16	5,425
SEK	161,000	USD	18,837	Morgan Stanley & Co. International PLC	4/21/16	1,036
SEK	538,000	USD	63,432	Morgan Stanley & Co. International PLC	4/21/16	2,973

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	174,000	USD	20,362	Northern Trust Corp.	4/21/16	$1,114
SEK	2,991,000	USD	350,985	UBS AG	4/21/16	18,191
SGD	542,000	USD	375,842	Barclays Bank PLC	4/21/16	26,647
SGD	38,000	USD	27,042	HSBC Bank PLC	4/21/16	1,176
SGD	132,000	USD	95,945	HSBC Bank PLC	4/21/16	2,078
SGD	84,000	USD	58,867	HSBC Bank PLC	4/21/16	3,511
USD	259,519	AUD	363,000	Citibank N.A.	4/21/16	(19,500)
USD	901,621	AUD	1,321,000	HSBC Bank PLC	4/21/16	(113,762)
USD	56,603	AUD	80,000	Morgan Stanley & Co. International PLC	4/21/16	(4,889)
USD	845,701	AUD	1,187,000	Royal Bank of Scotland PLC	4/21/16	(66,684)
USD	31,025	CAD	43,000	Citibank N.A.	4/21/16	(2,220)
USD	80,228	CAD	111,000	Citibank N.A.	4/21/16	(5,592)
USD	201,957	CAD	277,000	Morgan Stanley & Co. International PLC	4/21/16	(12,207)
USD	10,933	CAD	15,000	Morgan Stanley & Co. International PLC	4/21/16	(665)
USD	115,928	EUR	103,000	Citibank N.A.	4/21/16	(1,505)
USD	463,421	EUR	416,000	Morgan Stanley & Co. International PLC	4/21/16	(10,874)
USD	36,441	EUR	32,000	Morgan Stanley & Co. International PLC	4/21/16	(43)
USD	44,760	EUR	41,000	Morgan Stanley & Co. International PLC	4/21/16	(1,985)
USD	32,366	EUR	29,000	Northern Trust Corp.	4/21/16	(698)
USD	346,255	EUR	319,000	Royal Bank of Scotland PLC	4/21/16	(17,447)
USD	108,257	EUR	97,000	Royal Bank of Scotland PLC	4/21/16	(2,335)
USD	10,053	GBP	7,000	Bank of America N.A.	4/21/16	(9)
USD	94,252	GBP	66,000	Morgan Stanley & Co. International PLC	4/21/16	(614)
USD	164,240	GBP	118,000	Morgan Stanley & Co. International PLC	4/21/16	(5,370)
USD	15,561	GBP	11,000	Morgan Stanley & Co. International PLC	4/21/16	(250)
USD	54,881	GBP	38,000	Morgan Stanley & Co. International PLC	4/21/16	260
USD	18,749	GBP	13,000	Morgan Stanley & Co. International PLC	4/21/16	63
USD	20,493	GBP	14,000	Morgan Stanley & Co. International PLC	4/21/16	370
USD	64,605	GBP	45,000	Morgan Stanley & Co. International PLC	4/21/16	(76)
USD	29,959	GBP	21,000	Northern Trust Corp.	4/21/16	(226)
USD	27,062	GBP	19,000	Royal Bank of Scotland PLC	4/21/16	(248)
USD	81,192	GBP	57,000	Royal Bank of Scotland PLC	4/21/16	(739)
USD	76,682	GBP	55,000	Royal Bank of Scotland PLC	4/21/16	(2,374)
USD	8,555	GBP	6,000	Royal Bank of Scotland PLC	4/21/16	(70)
USD	45,607	GBP	32,000	Royal Bank of Scotland PLC	4/21/16	(389)
USD	878,299	HKD	6,885,000	Morgan Stanley & Co. International PLC	4/21/16	(9,453)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,459	HKD	105,000	Morgan Stanley & Co. International PLC	4/21/16	$(80)
USD	287,842	HKD	2,246,000	Royal Bank of Canada	4/21/16	(1,757)
USD	112,309	HKD	879,000	Royal Bank of Scotland PLC	4/21/16	(1,029)
USD	89,911	HKD	701,000	UBS AG	4/21/16	(476)
USD	26,151	JPY	2,948,000	BNP Paribas S.A.	4/21/16	(92)
USD	56,694	JPY	6,391,000	BNP Paribas S.A.	4/21/16	(199)
USD	32,668	JPY	3,948,000	Goldman Sachs International	4/21/16	(2,477)
USD	104,295	JPY	12,192,000	HSBC Bank PLC	4/21/16	(4,239)
USD	82,805	JPY	9,327,000	HSBC Bank PLC	4/21/16	(224)
USD	391,791	JPY	44,519,000	HSBC Bank PLC	4/21/16	(4,520)
USD	42,097	JPY	5,087,000	Morgan Stanley & Co. International PLC	4/21/16	(3,188)
USD	92,480	JPY	10,594,000	Morgan Stanley & Co. International PLC	4/21/16	(1,828)
USD	500,875	JPY	57,097,000	Morgan Stanley & Co. International PLC	4/21/16	(7,406)
USD	9,768	JPY	1,100,000	Morgan Stanley & Co. International PLC	4/21/16	(24)
USD	51,865	JPY	5,831,000	Morgan Stanley & Co. International PLC	4/21/16	(43)
USD	35,914	JPY	4,340,000	Morgan Stanley & Co. International PLC	4/21/16	(2,721)
USD	289,926	JPY	35,034,000	Morgan Stanley & Co. International PLC	4/21/16	(21,949)
USD	34,415	JPY	4,086,000	Morgan Stanley & Co. International PLC	4/21/16	(1,959)
USD	36,260	JPY	4,294,000	Morgan Stanley & Co. International PLC	4/21/16	(1,966)
USD	115,354	JPY	13,216,000	Northern Trust Corp.	4/21/16	(2,295)
USD	50,210	JPY	5,695,000	Northern Trust Corp.	4/21/16	(488)
USD	61,140	JPY	6,817,000	Northern Trust Corp.	4/21/16	455
USD	23,030	JPY	2,607,000	Royal Bank of Scotland PLC	4/21/16	(177)
USD	27,355	JPY	3,077,000	Royal Bank of Scotland PLC	4/21/16	(37)
USD	49,387	JPY	5,836,000	Royal Bank of Scotland PLC	4/21/16	(2,565)
USD	30,613	JPY	3,441,000	Westpac Group	4/21/16	(19)
USD	427,264	NOK	3,809,000	Barclays Bank PLC	4/21/16	(33,215)
USD	53,314	PHP	2,552,000	HSBC Bank PLC	4/21/16	(2,049)
USD	29,381	PHP	1,381,000	HSBC Bank PLC	4/21/16	(578)
USD	26,394	PHP	1,273,000	JPMorgan Chase Bank N.A.	4/21/16	(1,222)
USD	16,597	PHP	794,000	Nomura Securities International, Inc.	4/21/16	(628)
USD	41,311	PHP	1,935,000	Standard Chartered Bank	4/21/16	(667)
USD	33,588	PHP	1,561,000	Standard Chartered Bank	4/21/16	(277)
USD	367,691	SEK	3,153,000	Morgan Stanley & Co. International PLC	4/21/16	(21,480)
USD	216,490	SGD	292,000	Royal Bank of Scotland PLC	4/21/16	(349)
Total						$(756)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$58,082,099	$285,726,778	—	$343,808,877
Fixed Income Funds	11,363,231	128,310,184	—	139,673,415
Short-Term Securities	10,307,232	—	—	10,307,232
Common Stocks:
Hotels, Restaurants & Leisure	208,940	—	—	208,940
IT Services	362,710	—	—	362,710
Real Estate Investment Trusts (REITs)	23,927,466	8,577,431	—	32,504,897
Real Estate Management & Development	811,333	7,730,759	—	8,542,092

Total	$105,063,011	$430,345,152	—	$535,408,163

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$404,658	—	$404,658
Liabilities:
Forward foreign currency exchange contracts	—	(405,414)	—	(405,414)

Total	—	$(756)	—	$(756)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$63,970	—	—	$63,970
Liabilities:
Collateral on securities loaned at value	—	$(6,608,147)	—	(6,608,147)

Total	$63,970	$(6,608,147)	—	$(6,544,177)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.0%
Active Stock Master Portfolio	$14,025,481	$14,025,481
BlackRock Commodity Strategies Fund (b)	315,323	2,055,904
BlackRock Emerging Markets Fund, Inc.	158,683	2,561,140
International Tilts Master Portfolio	$9,696,815	9,696,815
iShares MSCI Canada ETF (c)	32,418	768,631
iShares MSCI EAFE Small-Cap ETF	27,615	1,375,227
Large Cap Index Master Portfolio	$9,125,663	9,125,663
Master Small Cap Index Series	$1,153,655	1,153,655

		40,762,516
Fixed Income Funds — 16.4%
CoreAlpha Bond Master Portfolio	$8,986,849	8,986,849
iShares TIPS Bond ETF	1,604	183,883

		9,170,732
Short-Term Securities — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	867,813	867,813
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	299,441	299,441

		1,167,254
Total Affiliated Investment Companies — 91.5%		51,100,502

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,250	28,150
IT Services — 0.1%
InterXion Holding NV (b)	1,442	49,864
Real Estate Investment Trusts (REITs) — 7.9%
AEON REIT Investment Corp.	49	62,712
Alexandria Real Estate Equities, Inc.	23	2,091
American Campus Communities, Inc.	1,513	71,247
American Tower Corp.	321	32,861
AvalonBay Communities, Inc.	868	165,094
Beni Stabili SpA SIIQ	79,956	59,946
Boston Properties, Inc.	1,475	187,443
British Land Co. PLC	17,293	173,586
Cambridge Industrial Trust	84,700	35,162
CareTrust REIT, Inc.	7,859	99,809
Colony Starwood Homes	1,305	32,299

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.	1,422	$64,914
DDR Corp.	2,072	36,861
Derwent London PLC	1,489	67,288
Dream Office Real Estate Investment Trust	3,801	60,728
Duke Realty Corp.	3,137	70,708
Empiric Student Property PLC	20,939	32,931
EPR Properties	672	44,769
Equity One, Inc.	2,434	69,759
Equity Residential	269	20,183
Essex Property Trust, Inc.	694	162,299
Extra Space Storage, Inc.	1,192	111,404
Federal Realty Investment Trust	368	57,426
General Growth Properties, Inc.	3,554	105,660
Gramercy Property Trust	5,269	44,523
Host Hotels & Resorts, Inc.	4,937	82,448
Japan Rental Housing Investments, Inc.	143	105,519
Kenedix Retail REIT Corp.	28	67,862
Kilroy Realty Corp.	1,826	112,975
Klepierre	1,868	89,230
LaSalle Logiport REIT (b)	169	163,226
Macerich Co.	342	27,100
National Health Investors, Inc.	688	45,766
Parkway Properties, Inc.	2,255	35,313
Prologis, Inc.	3,207	141,685
Public Storage	363	100,126
Retail Properties of America, Inc., Class A	7,079	112,202
Sekisui House REIT, Inc.	28	32,236
Simon Property Group, Inc.	1,664	345,596
SL Green Realty Corp.	947	91,745
STAG Industrial, Inc.	2,859	58,209
STORE Capital Corp.	3,159	81,755
Sunstone Hotel Investors, Inc.	5,380	75,320
UDR, Inc.	2,329	89,736
Vastned Retail NV	2,225	99,402
Vicinity Centres	69,830	170,667
Welltower, Inc.	2,918	202,334
Westfield Corp.	26,332	201,616
WP Glimcher, Inc.	2,407	22,843

		4,426,614
Real Estate Management & Development — 2.0%
BUWOG AG	3,819	81,883
Cheung Kong Property Holdings Ltd.	7,000	45,110
Croesus Retail Trust	52,400	30,538
Deutsche Wohnen AG, Bearer Shares	3,599	111,693
Entra ASA (f)	3,683	34,677
First Capital Realty, Inc.	1,935	30,722
Howard Hughes Corp. (b)	261	27,637

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Kennedy Wilson Europe Real Estate PLC	1,762	$29,569
Kungsleden AB	6,079	42,991
LEG Immobilien AG	860	80,921
Mitsui Fudosan Co. Ltd.	7,000	174,353
SM Prime Holdings, Inc.	43,200	20,594
St. Modwen Properties PLC	11,910	51,745
Sumitomo Realty & Development Co. Ltd.	7,000	204,619
Sun Hung Kai Properties Ltd.	11,000	134,602
Takara Leben Co., Ltd.	6,900	40,781
Vista Land & Lifescapes, Inc.	282,000	28,556

		1,170,991
Total Common Stocks — 10.1%		5,675,619

Value
Total Investments (Cost — $56,063,343*) — 101.6%	$56,776,121
Liabilities in Excess of Other Assets — (1.6)%	(906,114)

Net Assets — 100.0%	$55,870,007

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$55,728,202

Gross unrealized appreciation	$3,675,796
Gross unrealized depreciation	(2,627,877)

Net unrealized appreciation	$1,047,919

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$14,054,616	—		$(29,135)[1]	$14,025,481	$14,025,481	$66,443		$(448,594)
BlackRock Cash Funds: Institutional, SL Agency Shares	114,578	753,235	[2]	—	867,813	$867,813	$896		—
BlackRock Cash Funds: Prime, SL Agency Shares	—	299,441	[2]	—	299,441	$299,441	$428	[3]	—
BlackRock Commodity Strategies Fund	335,825	12,063		(32,565)	315,323	$2,055,904	—		$(128,371)
BlackRock Emerging Markets Fund, Inc.	159,122	14,835		(15,274)	158,683	$2,561,140	—		$(87,293)
CoreAlpha Bond Master Portfolio	$9,231,410	—		$(244,561)[1]	$8,986,849	$8,986,849	$56,567		$63,920
International Tilts Master Portfolio	$9,806,167	—		$(109,352)[1]	$9,696,815	$9,696,815	$58,456		$(256,289)
iShares MSCI Canada ETF	34,847	901		(3,330)	32,418	$768,631	—		$(28,658)
iShares MSCI EAFE Small-Cap ETF	27,791	1,124		(1,300)	27,615	$1,375,227	—		$(6,439)
iShares TIPS Bond ETF	—	1,604		—	1,604	$183,883	—		—
Large Cap Index Master Portfolio	$9,308,017	—		$(182,354)[1]	$9,125,663	$9,125,663	$50,842		$(2,043)
Master Small Cap Index Series	$1,323,109	—		$(169,454)[1]	$1,153,655	$1,153,655	$5,314		$(2,264)
Total						$51,100,502	$238,946		$(896,031)

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine PESO
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,000	USD	5,362	BNP Paribas S.A.	4/21/16	$19
AUD	2,000	USD	1,490	Citibank N.A.	4/21/16	47
AUD	2,000	USD	1,424	HSBC Bank PLC	4/21/16	113
AUD	210,000	USD	145,024	HSBC Bank PLC	4/21/16	16,392
AUD	79,000	USD	55,627	Morgan Stanley & Co. International PLC	4/21/16	5,096
AUD	43,000	USD	30,779	Morgan Stanley & Co. International PLC	4/21/16	2,273
CAD	14,000	USD	9,588	Goldman Sachs International	4/21/16	1,236
CAD	2,000	USD	1,370	Goldman Sachs International	4/21/16	176
CAD	53,000	USD	39,684	HSBC Bank PLC	4/21/16	1,293
CAD	13,000	USD	9,777	HSBC Bank PLC	4/21/16	274
CAD	6,000	USD	4,594	Northern Trust Corp.	4/21/16	45
CAD	64,000	USD	48,043	Royal Bank of Scotland PLC	4/21/16	1,439
CHF	4,000	USD	4,165	Citibank N.A.	4/21/16	15
CHF	46,000	USD	46,031	UBS AG	4/21/16	2,038
EUR	62,000	USD	67,360	BNP Paribas S.A.	4/21/16	3,329
EUR	14,000	USD	15,868	Morgan Stanley & Co. International PLC	4/21/16	94
EUR	4,000	USD	4,534	Morgan Stanley & Co. International PLC	4/21/16	27

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,000	USD	9,093	Morgan Stanley & Co. International PLC	4/21/16	$28
EUR	6,000	USD	6,518	Morgan Stanley & Co. International PLC	4/21/16	322
EUR	3,000	USD	3,310	Northern Trust Corp.	4/21/16	111
EUR	5,000	USD	5,450	Northern Trust Corp.	4/21/16	251
EUR	40,000	USD	44,511	Royal Bank of Scotland PLC	4/21/16	1,094
EUR	13,000	USD	14,652	Royal Bank of Scotland PLC	4/21/16	170
EUR	16,000	USD	17,486	UBS AG	4/21/16	756
GBP	31,000	USD	43,899	HSBC Bank PLC	4/21/16	660
GBP	4,000	USD	5,748	Morgan Stanley & Co. International PLC	4/21/16	1
GBP	4,000	USD	5,758	Northern Trust Corp.	4/21/16	(9)
GBP	9,000	USD	13,021	Northern Trust Corp.	4/21/16	(85)
HKD	59,000	USD	7,584	Citibank N.A.	4/21/16	24
HKD	1,160,000	USD	148,987	Citibank N.A.	4/21/16	583
HKD	128,000	USD	16,507	HSBC Bank PLC	4/21/16	(3)
HKD	95,000	USD	12,248	HSBC Bank PLC	4/21/16	2
HKD	598,000	USD	76,675	HSBC Bank PLC	4/21/16	431
HKD	30,000	USD	3,858	HSBC Bank PLC	4/21/16	10
HKD	82,000	USD	10,556	HSBC Bank PLC	4/21/16	17
HKD	36,000	USD	4,635	HSBC Bank PLC	4/21/16	7
HKD	588,000	USD	75,809	Morgan Stanley & Co. International PLC	4/21/16	8
HKD	91,000	USD	11,685	Morgan Stanley & Co. International PLC	4/21/16	48
HKD	22,000	USD	2,836	Northern Trust Corp.	4/21/16	—
HKD	188,000	USD	24,225	Northern Trust Corp.	4/21/16	16
ILS	22,000	USD	5,550	Goldman Sachs International	4/21/16	303
JPY	15,401,000	USD	132,656	HSBC Bank PLC	4/21/16	4,444
JPY	994,000	USD	8,747	Morgan Stanley & Co. International PLC	4/21/16	101
JPY	2,381,000	USD	21,426	Morgan Stanley & Co. International PLC	4/21/16	(230)
JPY	2,571,000	USD	22,596	Standard Chartered Bank	4/21/16	291
JPY	1,800,000	USD	16,123	Royal Bank of Scotland PLC	4/21/16	(99)
JPY	2,393,000	USD	21,137	Royal Bank of Scotland PLC	4/21/16	166
JPY	1,096,000	USD	9,730	Royal Bank of Scotland PLC	4/21/16	27
NOK	218,000	USD	25,327	Morgan Stanley & Co. International PLC	4/21/16	1,028
NOK	45,000	USD	5,173	Northern Trust Corp.	4/21/16	268
NZD	8,000	USD	5,077	UBS AG	4/21/16	473
SEK	77,000	USD	9,079	Morgan Stanley & Co. International PLC	4/21/16	425
SEK	116,000	USD	13,541	Morgan Stanley & Co. International PLC	4/21/16	777
SEK	40,000	USD	4,681	Northern Trust Corp.	4/21/16	257
SEK	358,000	USD	42,010	UBS AG	4/21/16	2,177
SGD	14,000	USD	9,811	HSBC Bank PLC	4/21/16	585
SGD	16,000	USD	11,630	HSBC Bank PLC	4/21/16	252

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	7,000	USD	5,077	Morgan Stanley & Co. International PLC	4/21/16	$122
SGD	75,000	USD	52,018	Northern Trust Corp.	4/21/16	3,677
USD	35,746	AUD	50,000	Citibank N.A.	4/21/16	(2,686)
USD	103,059	AUD	151,000	HSBC Bank PLC	4/21/16	(13,007)
USD	4,777	AUD	7,000	HSBC Bank PLC	4/21/16	(603)
USD	3,538	AUD	5,000	Morgan Stanley & Co. International PLC	4/21/16	(306)
USD	114,708	AUD	161,000	Royal Bank of Scotland PLC	4/21/16	(9,045)
USD	3,608	CAD	5,000	Citibank N.A.	4/21/16	(258)
USD	10,119	CAD	14,000	Citibank N.A.	4/21/16	(705)
USD	27,705	CAD	38,000	Morgan Stanley & Co. International PLC	4/21/16	(1,675)
USD	13,506	EUR	12,000	Citibank N.A.	4/21/16	(175)
USD	46,676	EUR	43,000	Morgan Stanley & Co. International PLC	4/21/16	(2,349)
USD	61,270	EUR	55,000	Morgan Stanley & Co. International PLC	4/21/16	(1,438)
USD	6,833	EUR	6,000	Morgan Stanley & Co. International PLC	4/21/16	(8)
USD	6,550	EUR	6,000	Morgan Stanley & Co. International PLC	4/21/16	(291)
USD	9,916	EUR	9,000	Morgan Stanley & Co. International PLC	4/21/16	(345)
USD	4,464	EUR	4,000	Northern Trust Corp.	4/21/16	(96)
USD	3,285	EUR	3,000	Royal Bank of Scotland PLC	4/21/16	(135)
USD	14,509	EUR	13,000	Royal Bank of Scotland PLC	4/21/16	(313)
USD	10,859	EUR	10,000	UBS AG	4/21/16	(543)
USD	5,744	GBP	4,000	Bank of America N.A.	4/21/16	(5)
USD	12,859	GBP	9,000	HSBC Bank PLC	4/21/16	(78)
USD	2,927	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	53
USD	4,244	GBP	3,000	Morgan Stanley & Co. International PLC	4/21/16	(68)
USD	8,665	GBP	6,000	Morgan Stanley & Co. International PLC	4/21/16	41
USD	1,442	GBP	1,000	Morgan Stanley & Co. International PLC	4/21/16	5
USD	2,928	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	53
USD	25,054	GBP	18,000	Morgan Stanley & Co. International PLC	4/21/16	(819)
USD	8,614	GBP	6,000	Morgan Stanley & Co. International PLC	4/21/16	(10)
USD	5,658	GBP	4,000	Northern Trust Corp.	4/21/16	(91)
USD	7,126	GBP	5,000	Royal Bank of Scotland PLC	4/21/16	(61)
USD	1,426	GBP	1,000	Royal Bank of Scotland PLC	4/21/16	(12)
USD	9,759	GBP	7,000	Royal Bank of Scotland PLC	4/21/16	(302)
USD	9,971	GBP	7,000	Royal Bank of Scotland PLC	4/21/16	(91)
USD	6,312	HKD	49,000	Citibank N.A.	4/21/16	(7)
USD	2,051	HKD	16,000	HSBC Bank PLC	4/21/16	(12)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,243	HKD	275,000	Royal Bank of Canada	4/21/16	$(215)
USD	14,949	HKD	117,000	Royal Bank of Scotland PLC	4/21/16	(137)
USD	16,033	HKD	125,000	UBS AG	4/21/16	(85)
USD	112,646	HKD	883,000	UBS AG	4/21/16	(1,208)
USD	3,273	JPY	387,000	Bank of America N.A.	4/21/16	(172)
USD	3,646	JPY	411,000	BNP Paribas S.A.	4/21/16	(13)
USD	3,574	JPY	402,000	BNP Paribas S.A.	4/21/16	(5)
USD	3,707	JPY	448,000	Goldman Sachs International	4/21/16	(281)
USD	5,734	JPY	693,000	Goldman Sachs International	4/21/16	(435)
USD	14,055	JPY	1,643,000	HSBC Bank PLC	4/21/16	(571)
USD	59,492	JPY	6,760,000	HSBC Bank PLC	4/21/16	(686)
USD	1,270	JPY	143,000	Morgan Stanley & Co. International PLC	4/21/16	(3)
USD	3,631	JPY	411,000	Morgan Stanley & Co. International PLC	4/21/16	(28)
USD	7,400	JPY	832,000	Morgan Stanley & Co. International PLC	4/21/16	(6)
USD	4,232	JPY	476,000	Morgan Stanley & Co. International PLC	4/21/16	(6)
USD	12,198	JPY	1,474,000	Morgan Stanley & Co. International PLC	4/21/16	(924)
USD	54,950	JPY	6,640,000	Morgan Stanley & Co. International PLC	4/21/16	(4,160)
USD	7,955	JPY	896,000	Morgan Stanley & Co. International PLC	4/21/16	(22)
USD	5,185	JPY	614,000	Morgan Stanley & Co. International PLC	4/21/16	(281)
USD	73,286	JPY	8,354,000	Morgan Stanley & Co. International PLC	4/21/16	(1,082)
USD	7,935	JPY	909,000	Morgan Stanley & Co. International PLC	4/21/16	(157)
USD	5,757	JPY	650,000	Northern Trust Corp.	4/21/16	(30)
USD	4,421	JPY	499,000	Northern Trust Corp.	4/21/16	(21)
USD	6,359	JPY	709,000	Northern Trust Corp.	4/21/16	47
USD	6,983	JPY	800,000	Northern Trust Corp.	4/21/16	(139)
USD	499	JPY	59,000	Royal Bank of Scotland PLC	4/21/16	(26)
USD	3,039	JPY	344,000	Royal Bank of Scotland PLC	4/21/16	(23)
USD	7,238	JPY	821,000	Royal Bank of Scotland PLC	4/21/16	(70)
USD	5,096	JPY	605,000	Royal Bank of Scotland PLC	4/21/16	(290)
USD	4,288	JPY	482,000	Westpac Group	4/21/16	(3)
USD	57,239	NOK	510,000	HSBC Bank PLC	4/21/16	(4,416)
USD	3,957	PHP	186,000	HSBC Bank PLC	4/21/16	(78)
USD	7,166	PHP	343,000	HSBC Bank PLC	4/21/16	(275)
USD	3,504	PHP	169,000	JPMorgan Chase Bank N.A.	4/21/16	(162)
USD	2,216	PHP	106,000	Nomura Securities International, Inc.	4/21/16	(84)
USD	5,786	PHP	271,000	Standard Chartered Bank	4/21/16	(93)
USD	4,755	PHP	221,000	Standard Chartered Bank	4/21/16	(39)
USD	44,348	SEK	380,000	HSBC Bank PLC	4/21/16	(2,555)
USD	3,624	SGD	5,000	Morgan Stanley & Co. International PLC	4/21/16	(89)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,915	SGD	39,000	Royal Bank of Scotland PLC	4/21/16	$(47)
Total						$(860)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$6,944,785	$34,001,614	—	$40,946,399
Fixed Income Funds		8,986,849		8,986,849
Short-Term Securities	1,167,254	—	—	1,167,254
Common Stocks:
Hotels, Restaurants & Leisure	28,150	—	—	28,150
IT Services	49,864	—	—	49,864
Real Estate Investment Trusts (REITs)	3,261,388	1,165,226	—	4,426,614
Real Estate Management & Development	110,104	1,060,887	—	1,170,991

Total	$11,561,545	$45,214,576	—	$56,776,121

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$54,017	—	$54,017
Liabilities:
Forward foreign currency exchange contracts	—	(54,877)	—	(54,877)

Total	—	$(860)	—	$(860)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$11,709	—	—	$11,709
Liabilities:
Collateral on securities loaned at value	—	$(784,351)	—	(784,351)

Total	$11,709	$(784,351)	—	$(772,642)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 79.7%
Active Stock Master Portfolio	$110,036,589	$110,036,589
BlackRock Commodity Strategies Fund (b)	2,409,713	15,711,328
BlackRock Emerging Markets Fund, Inc.	1,344,748	21,704,226
International Tilts Master Portfolio	$81,195,501	81,195,501
iShares MSCI Canada ETF (c)	277,645	6,582,963
iShares MSCI EAFE Small-Cap ETF	234,723	11,689,205
Large Cap Index Master Portfolio	$80,432,814	80,432,814
Master Small Cap Index Series	$8,174,123	8,174,123

		335,526,749
Fixed Income Fund — 7.8%
CoreAlpha Bond Master Portfolio	$32,621,161	32,621,161
Short-Term Securities — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	8,204,901	8,204,901
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	1,997,484	1,997,484

		10,202,385
Total Affiliated Investment Companies — 89.9%		378,350,295

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	11,568	260,511
IT Services — 0.1%
InterXion Holding NV (b)	12,724	439,996
Real Estate Investment Trusts (REITs) — 9.5%
AEON REIT Investment Corp.	443	566,966
Alexandria Real Estate Equities, Inc.	210	19,087
American Campus Communities, Inc.	13,514	636,374
American Tower Corp.	2,862	292,983
AvalonBay Communities, Inc.	7,911	1,504,672
Beni Stabili SpA SIIQ	714,084	535,378
Boston Properties, Inc.	13,359	1,697,662
British Land Co. PLC	156,570	1,571,636
Cambridge Industrial Trust	775,900	322,099
CareTrust REIT, Inc.	70,713	898,055
Colony Starwood Homes	11,826	292,693
CyrusOne, Inc.	12,651	577,518
DDR Corp.	18,610	331,072
Derwent London PLC	13,141	593,839

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Dream Office Real Estate Investment Trust	34,179	$546,074
Duke Realty Corp.	28,098	633,329
Empiric Student Property PLC	179,374	282,100
EPR Properties	6,501	433,097
Equity One, Inc.	22,015	630,950
Equity Residential	2,396	179,772
Essex Property Trust, Inc.	6,190	1,447,593
Extra Space Storage, Inc.	10,606	991,237
Federal Realty Investment Trust	3,257	508,255
General Growth Properties, Inc.	32,003	951,449
Gramercy Property Trust	48,078	406,259
Host Hotels & Resorts, Inc.	44,299	739,793
Japan Rental Housing Investments, Inc.	1,309	965,902
Kenedix Retail REIT Corp.	246	596,217
Kilroy Realty Corp.	16,390	1,014,049
Klepierre	16,620	793,902
LaSalle Logiport REIT (b)	1,511	1,459,378
Macerich Co.	3,071	243,346
National Health Investors, Inc.	6,188	411,626
Parkway Properties, Inc.	19,907	311,744
Prologis, Inc.	28,593	1,263,239
Public Storage	3,272	902,516
Retail Properties of America, Inc., Class A	64,157	1,016,888
Sekisui House REIT, Inc.	278	320,060
Simon Property Group, Inc.	15,091	3,134,250
SL Green Realty Corp.	8,656	838,593
STAG Industrial, Inc.	25,489	518,956
STORE Capital Corp.	28,351	733,724
Sunstone Hotel Investors, Inc.	49,061	686,854
UDR, Inc.	21,454	826,623
Vastned Retail NV	19,940	890,820
Vicinity Centres	625,788	1,529,450
Welltower, Inc.	26,255	1,820,522
Westfield Corp.	235,976	1,806,798
WP Glimcher, Inc.	23,506	223,072

		39,898,471
Real Estate Management & Development — 2.4%
BUWOG AG	34,067	730,427
Cheung Kong Property Holdings Ltd.	64,500	415,656
Croesus Retail Trust	471,900	275,019
Deutsche Wohnen AG, Bearer Shares	32,102	996,270
Entra ASA (f)	33,118	311,820
First Capital Realty, Inc.	18,220	289,275
Howard Hughes Corp. (b)	2,400	254,136
Kennedy Wilson Europe Real Estate PLC	15,548	260,917
Kungsleden AB	54,315	384,122

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
LEG Immobilien AG	7,896	$742,969
Mitsui Fudosan Co. Ltd.	61,000	1,519,367
SM Prime Holdings, Inc.	387,700	184,819
St Modwen Properties PLC	105,096	456,606
Sumitomo Realty & Development Co. Ltd.	59,000	1,724,643
Sun Hung Kai Properties Ltd.	103,000	1,260,361
Takara Leben Co., Ltd.	62,000	366,438
Vista Land & Lifescapes, Inc.	2,520,000	255,179

		10,428,024
Total Common Stocks — 12.1%		51,027,002

Value
Total Investments (Cost — $421,828,282*) — 102.0%	$429,377,297
Liabilities in Excess of Other Assets — (2.0)%	(8,619,657)

Net Assets — 100.0%	$420,757,640

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$400,558,613

Gross unrealized appreciation	$30,406,393
Gross unrealized depreciation	(1,587,709)

Net unrealized appreciation	$28,818,684

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$113,154,626	—		$(3,118,037)[1]	$110,036,589	$110,036,589	$525,771		$(3,562,260)
BlackRock Cash Funds: Institutional, SL Agency Shares	931,298	7,273,603	[2]	—	8,204,901	$8,204,901	$8,264	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	1,997,484	[2]	—	1,997,484	$1,997,484	$4,071	[3]	—
BlackRock Commodity Strategies Fund	2,587,499	9,948		(187,734)	2,409,713	$15,711,328	—		$(438,623)
BlackRock Emerging Markets Fund, Inc.	1,391,835	48,597		(95,684)	1,344,748	$21,704,226	—		$(544,152)
CoreAlpha Bond Master Portfolio	$31,354,405	$1,266,756	[2]	—	$32,621,161	$32,621,161	$193,005		$222,602
International Tilts Master Portfolio	$82,910,552	—		$(1,715,051)[1]	$81,195,501	$81,195,501	$484,237		$(2,138,672)
iShares MSCI Canada ETF	294,258	7,260		(23,873)	277,645	$6,582,963	—		$(195,771)
iShares MSCI EAFE Small-Cap ETF	236,258	12,160		(13,695)	234,723	$11,689,205	—		$(42,474)
Large Cap Index Master Portfolio	$81,187,428	—		$(754,614)[1]	$80,432,814	$80,432,814	$435,247		$(21,241)
Master Small Cap Index Series	$9,147,421	—		$(973,298)[1]	$8,174,123	$8,174,123	$35,731		$(16,574)
Total						$378,350,295	$1,685,526		$(6,737,165)

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

[3]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	104,000	USD	79,659	BNP Paribas S.A.	4/21/16	$281
AUD	19,000	USD	14,158	Citibank N.A.	4/21/16	447
AUD	2,008,000	USD	1,386,703	HSBC Bank PLC	4/21/16	156,741
AUD	183,000	USD	128,912	Morgan Stanley & Co. International PLC	4/21/16	11,750
AUD	709,000	USD	499,238	Morgan Stanley & Co. International PLC	4/21/16	45,733
AUD	390,000	USD	279,157	Morgan Stanley & Co. International PLC	4/21/16	20,615
CAD	130,000	USD	89,031	Goldman Sachs International	4/21/16	11,479
CAD	115,000	USD	86,498	HSBC Bank PLC	4/21/16	2,415
CAD	473,000	USD	354,158	HSBC Bank PLC	4/21/16	11,543
CAD	84,000	USD	64,319	Northern Trust Corp.	4/21/16	626
CAD	571,000	USD	428,635	Royal Bank of Scotland PLC	4/21/16	12,836
CHF	30,000	USD	31,237	Citibank N.A.	4/21/16	113
CHF	425,000	USD	425,170	UBS AG	4/21/16	18,950
EUR	555,000	USD	602,977	BNP Paribas S.A.	4/21/16	29,796
EUR	28,000	USD	30,518	Goldman Sachs International	4/21/16	1,406
EUR	63,000	USD	68,863	HSBC Bank PLC	4/21/16	2,966
EUR	64,000	USD	72,742	Morgan Stanley & Co. International PLC	4/21/16	227
EUR	126,000	USD	142,813	Morgan Stanley & Co. International PLC	4/21/16	843
EUR	77,000	USD	83,929	Northern Trust Corp.	4/21/16	3,861

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	377,000	USD	419,517	Royal Bank of Scotland PLC	4/21/16	$10,313
EUR	30,000	USD	33,812	Royal Bank of Scotland PLC	4/21/16	392
EUR	113,000	USD	127,358	Royal Bank of Scotland PLC	4/21/16	1,477
EUR	18,000	USD	19,546	UBS AG	4/21/16	977
GBP	21,000	USD	30,179	BNP Paribas S.A.	4/21/16	6
GBP	279,000	USD	395,074	HSBC Bank PLC	4/21/16	5,953
GBP	2,000	USD	2,874	Morgan Stanley & Co. International PLC	4/21/16	1
GBP	66,000	USD	95,490	Northern Trust Corp.	4/21/16	(624)
GBP	37,000	USD	53,266	Northern Trust Corp.	4/21/16	(83)
HKD	96,000	USD	12,330	Citibank N.A.	4/21/16	48
HKD	10,427,000	USD	1,339,053	Citibank N.A.	4/21/16	5,404
HKD	919,000	USD	118,516	HSBC Bank PLC	4/21/16	(20)
HKD	192,000	USD	24,753	HSBC Bank PLC	4/21/16	3
HKD	509,000	USD	65,460	HSBC Bank PLC	4/21/16	170
HKD	1,432,000	USD	184,044	HSBC Bank PLC	4/21/16	598
HKD	5,565,000	USD	713,536	HSBC Bank PLC	4/21/16	4,015
HKD	735,000	USD	94,619	HSBC Bank PLC	4/21/16	152
HKD	5,058,000	USD	652,109	Morgan Stanley & Co. International PLC	4/21/16	69
HKD	424,000	USD	54,446	Morgan Stanley & Co. International PLC	4/21/16	224
HKD	535,000	USD	68,978	Northern Trust Corp.	4/21/16	5
HKD	1,767,000	USD	227,685	Northern Trust Corp.	4/21/16	152
ILS	217,000	USD	54,742	Goldman Sachs International	4/21/16	2,993
JPY	126,531,000	USD	1,089,797	HSBC Bank PLC	4/21/16	36,590
JPY	3,072,000	USD	27,272	Morgan Stanley & Co. International PLC	4/21/16	75
JPY	8,802,000	USD	77,458	Morgan Stanley & Co. International PLC	4/21/16	898
JPY	20,869,000	USD	187,795	Morgan Stanley & Co. International PLC	4/21/16	(2,018)
JPY	8,499,000	USD	75,446	Northern Trust Corp.	4/21/16	213
JPY	10,524,000	USD	92,956	Royal Bank of Scotland PLC	4/21/16	729
JPY	15,490,000	USD	138,749	Royal Bank of Scotland PLC	4/21/16	(856)
JPY	36,041,000	USD	316,759	Standard Chartered Bank	4/21/16	4,081
NOK	1,926,000	USD	223,761	Morgan Stanley & Co. International PLC	4/21/16	9,078
NOK	525,000	USD	60,347	Northern Trust Corp.	4/21/16	3,122
NZD	73,000	USD	46,320	Barclays Bank PLC	4/21/16	4,318
SEK	1,001,000	USD	116,848	HSBC Bank PLC	4/21/16	6,704
SEK	665,000	USD	78,406	Morgan Stanley & Co. International PLC	4/21/16	3,675
SEK	288,000	USD	33,695	Morgan Stanley & Co. International PLC	4/21/16	1,852
SEK	160,000	USD	18,723	Northern Trust Corp.	4/21/16	1,025
SEK	3,313,000	USD	388,771	UBS AG	4/21/16	20,149
SGD	806,000	USD	558,909	Barclays Bank PLC	4/21/16	39,627
SGD	168,000	USD	122,112	HSBC Bank PLC	4/21/16	2,645
SGD	46,000	USD	32,736	HSBC Bank PLC	4/21/16	1,424
USD	314,568	AUD	440,000	Citibank N.A.	4/21/16	(23,636)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,074,984	AUD	1,575,000	HSBC Bank PLC	4/21/16	$(135,636)
USD	77,117	AUD	113,000	HSBC Bank PLC	4/21/16	(9,740)
USD	72,876	AUD	103,000	Morgan Stanley & Co. International PLC	4/21/16	(6,295)
USD	1,025,243	AUD	1,439,000	Royal Bank of Scotland PLC	4/21/16	(80,841)
USD	30,304	CAD	42,000	Citibank N.A.	4/21/16	(2,169)
USD	73,000	CAD	101,000	Citibank N.A.	4/21/16	(5,089)
USD	37,855	CAD	53,000	Goldman Sachs International	4/21/16	(3,122)
USD	231,849	CAD	318,000	Morgan Stanley & Co. International PLC	4/21/16	(14,013)
USD	13,095	CAD	17,000	Morgan Stanley & Co. International PLC	4/21/16	(49)
USD	21,565	CAD	28,000	Northern Trust Corp.	4/21/16	(83)
USD	114,803	EUR	102,000	Citibank N.A.	4/21/16	(1,490)
USD	555,882	EUR	499,000	Morgan Stanley & Co. International PLC	4/21/16	(13,043)
USD	62,956	EUR	58,000	Morgan Stanley & Co. International PLC	4/21/16	(3,172)
USD	420,087	EUR	387,000	Morgan Stanley & Co. International PLC	4/21/16	(21,143)
USD	55,677	EUR	51,000	Morgan Stanley & Co. International PLC	4/21/16	(2,469)
USD	41,295	EUR	37,000	Northern Trust Corp.	4/21/16	(890)
USD	94,516	EUR	83,000	Northern Trust Corp.	4/21/16	(115)
USD	128,346	EUR	115,000	Royal Bank of Scotland PLC	4/21/16	(2,769)
USD	11,489	GBP	8,000	Bank of America N.A.	4/21/16	(10)
USD	117,150	GBP	82,000	HSBC Bank PLC	4/21/16	(715)
USD	165,635	GBP	119,000	Morgan Stanley & Co. International PLC	4/21/16	(5,412)
USD	80,398	GBP	56,000	Morgan Stanley & Co. International PLC	4/21/16	(95)
USD	66,434	GBP	46,000	Morgan Stanley & Co. International PLC	4/21/16	315
USD	23,075	GBP	16,000	Morgan Stanley & Co. International PLC	4/21/16	77
USD	26,348	GBP	18,000	Morgan Stanley & Co. International PLC	4/21/16	475
USD	32,812	GBP	23,000	Northern Trust Corp.	4/21/16	(247)
USD	89,731	GBP	63,000	Northern Trust Corp.	4/21/16	(823)
USD	80,865	GBP	58,000	Royal Bank of Scotland PLC	4/21/16	(2,503)
USD	9,980	GBP	7,000	Royal Bank of Scotland PLC	4/21/16	(81)
USD	57,008	GBP	40,000	Royal Bank of Scotland PLC	4/21/16	(487)
USD	101,134	GBP	71,000	Royal Bank of Scotland PLC	4/21/16	(920)
USD	17,306	HKD	135,000	HSBC Bank PLC	4/21/16	(101)
USD	358,201	HKD	2,795,000	Royal Bank of Canada	4/21/16	(2,186)
USD	146,934	HKD	1,150,000	Royal Bank of Scotland PLC	4/21/16	(1,347)
USD	1,083,835	HKD	8,496,000	UBS AG	4/21/16	(11,640)
USD	114,153	HKD	890,000	UBS AG	4/21/16	(604)
USD	32,237	JPY	3,634,000	BNP Paribas S.A.	4/21/16	(113)
USD	133,751	JPY	16,164,000	Goldman Sachs International	4/21/16	(10,142)
USD	97,933	JPY	11,031,000	HSBC Bank PLC	4/21/16	(265)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	447,007	JPY	50,787,000	HSBC Bank PLC	4/21/16	$(5,102)
USD	130,375	JPY	15,240,000	HSBC Bank PLC	4/21/16	(5,292)
USD	622,375	JPY	70,946,000	Morgan Stanley & Co. International PLC	4/21/16	(9,191)
USD	8,854	JPY	997,000	Morgan Stanley & Co. International PLC	4/21/16	(22)
USD	51,715	JPY	5,854,000	Morgan Stanley & Co. International PLC	4/21/16	(397)
USD	62,975	JPY	7,080,000	Morgan Stanley & Co. International PLC	4/21/16	(52)
USD	44,679	JPY	5,291,000	Morgan Stanley & Co. International PLC	4/21/16	(2,422)
USD	51,663	JPY	6,243,000	Morgan Stanley & Co. International PLC	4/21/16	(3,913)
USD	246,653	JPY	29,805,000	Morgan Stanley & Co. International PLC	4/21/16	(18,673)
USD	45,712	JPY	5,524,000	Morgan Stanley & Co. International PLC	4/21/16	(3,463)
USD	134,294	JPY	15,384,000	Morgan Stanley & Co. International PLC	4/21/16	(2,655)
USD	152,930	JPY	17,521,000	Northern Trust Corp.	4/21/16	(3,043)
USD	63,655	JPY	7,220,000	Northern Trust Corp.	4/21/16	(618)
USD	62,270	JPY	6,943,000	Northern Trust Corp.	4/21/16	463
USD	27,880	JPY	3,156,000	Royal Bank of Scotland PLC	4/21/16	(215)
USD	33,302	JPY	3,746,000	Royal Bank of Scotland PLC	4/21/16	(45)
USD	60,016	JPY	7,092,000	Royal Bank of Scotland PLC	4/21/16	(3,118)
USD	42,061	JPY	4,994,000	Royal Bank of Scotland PLC	4/21/16	(2,396)
USD	37,348	JPY	4,198,000	Westpac Group	4/21/16	(23)
USD	524,524	NOK	4,676,000	Barclays Bank PLC	4/21/16	(40,769)
USD	64,763	PHP	3,100,000	HSBC Bank PLC	4/21/16	(2,489)
USD	35,934	PHP	1,689,000	HSBC Bank PLC	4/21/16	(707)
USD	32,055	PHP	1,546,000	JPMorgan Chase Bank N.A.	4/21/16	(1,484)
USD	19,941	PHP	954,000	Morgan Stanley & Co. International PLC	4/21/16	(755)
USD	50,192	PHP	2,351,000	Standard Chartered Bank	4/21/16	(811)
USD	41,786	PHP	1,942,000	Standard Chartered Bank	4/21/16	(344)
USD	417,559	SEK	3,578,000	HSBC Bank PLC	4/21/16	(24,069)
USD	41,341	SGD	59,000	Northern Trust Corp.	4/21/16	(2,472)
USD	263,940	SGD	356,000	Royal Bank of Scotland PLC	4/21/16	(426)
Total						$1,093

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$55,687,722	$279,839,027	—	$335,526,749
Fixed Income Funds		32,621,161	—	32,621,161
Short-Term Securities	10,202,385	—	—	10,202,385
Common Stocks:
Hotels, Restaurants & Leisure	260,511	—	—	260,511
IT Services	439,996	—	—	439,996
Real Estate Investment Trusts (REITs)	29,405,404	10,493,067	—	39,898,471
Real Estate Management & Development	1,000,017	9,428,007	—	10,428,024

Total	$96,996,035	$332,381,262	—	$429,377,297

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$503,115	—	$503,115
Liabilities:
Forward foreign currency exchange contracts	—	(502,022)	—	(502,022)

Total	—	$1,093	—	$1,093

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$76,808	—	—	$76,808
Liabilities:
Collateral on securities loaned at value	—	$(5,232,182)	—	(5,232,182)

Total	$76,808	$(5,232,182)	—	$(5,155,374)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.2%
Active Stock Master Portfolio	$9,803,257	$9,803,257
BlackRock Commodity Strategies Fund (b)	207,854	1,355,211
BlackRock Emerging Markets Fund, Inc.	119,756	1,932,857
International Tilts Master Portfolio	$7,314,937	7,314,937
iShares MSCI Canada ETF (c)	24,896	590,284
iShares MSCI EAFE Small-Cap ETF	20,953	1,043,459
Large Cap Index Master Portfolio	$6,989,053	6,989,053
Master Small Cap Index Series	$723,316	723,316

		29,752,374
Fixed Income Fund — 2.8%
CoreAlpha Bond Master Portfolio	$978,824	978,824
Short-Term Securities — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	783,824	783,824
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	226,043	226,043

		1,009,867
Total Affiliated Investments — 88.8%		31,741,065

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,042	23,466
IT Services — 0.1%
InterXion Holding NV (b)	1,196	41,358
Real Estate Investment Trusts (REITs) — 10.4%
AEON REIT Investment Corp.	42	53,753
Alexandria Real Estate Equities, Inc.	19	1,727
American Campus Communities, Inc.	1,255	59,098
American Tower Corp.	264	27,026
AvalonBay Communities, Inc.	735	139,797
Beni Stabili SpA SIIQ	66,887	50,148
Boston Properties, Inc.	1,269	161,264
British Land Co. PLC	14,722	147,778
Cambridge Industrial Trust	69,900	29,018
CareTrust REIT, Inc.	6,693	85,001
Colony Starwood Homes	1,070	26,482
CyrusOne, Inc.	1,182	53,958
DDR Corp.	1,765	31,399
Derwent London PLC	1,236	55,855

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Dream Office Real Estate Investment Trust	3,158	$50,455
Duke Realty Corp.	2,607	58,762
Empiric Student Property PLC	17,393	27,354
EPR Properties	558	37,174
Equity One, Inc.	2,089	59,871
Equity Residential	221	16,582
Essex Property Trust, Inc.	582	136,106
Extra Space Storage, Inc.	989	92,432
Federal Realty Investment Trust	307	47,907
General Growth Properties, Inc.	3,028	90,022
Gramercy Property Trust	4,311	36,428
Host Hotels & Resorts, Inc.	4,040	67,468
Japan Rental Housing Investments, Inc.	123	90,761
Kenedix Retail REIT Corp.	22	53,320
Kilroy Realty Corp.	1,517	93,857
Klepierre	1,578	75,378
LaSalle Logiport REIT (b)	144	139,080
Macerich Co.	291	23,059
National Health Investors, Inc.	586	38,981
Parkway Properties, Inc.	1,877	29,394
Prologis, Inc.	2,686	118,667
Public Storage	301	83,025
Retail Properties of America, Inc., Class A	5,943	94,197
Sekisui House REIT, Inc.	24	27,631
Simon Property Group, Inc.	1,437	298,451
SL Green Realty Corp.	786	76,148
STAG Industrial, Inc.	2,339	47,622
STORE Capital Corp.	2,687	69,540
Sunstone Hotel Investors, Inc.	4,530	63,420
UDR, Inc.	2,017	77,715
Vastned Retail NV	1,910	85,329
Vicinity Centres	59,024	144,257
Welltower, Inc.	2,485	172,310
Westfield Corp.	22,274	170,545
WP Glimcher, Inc.	2,001	18,989

		3,734,541
Real Estate Management & Development — 2.8%
BUWOG AG	3,214	68,911
Cheung Kong Property Holdings Ltd.	6,000	38,666
Croesus Retail Trust	44,600	25,992
Deutsche Wohnen AG, Bearer Shares	3,029	94,003
Entra ASA (f)	3,060	28,811
First Capital Realty, Inc.	1,607	25,514
Howard Hughes Corp. (b)	217	22,978
Kennedy Wilson Europe Real Estate PLC	1,462	24,534
Kungsleden AB	5,055	35,750

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
LEG Immobilien AG	716	$67,372
Mitsui Fudosan Co. Ltd.	6,000	149,446
SM Prime Holdings, Inc.	36,800	17,543
St. Modwen Properties PLC	9,882	42,934
Sumitomo Realty & Development Co. Ltd.	6,000	175,387
Sun Hung Kai Properties Ltd.	10,000	122,365
Takara Leben Co., Ltd.	5,800	34,280
Vista Land & Lifescapes, Inc.	237,000	23,999

		998,485
Total Common Stocks — 13.4%		4,797,850

Value
Total Investments (Cost — $36,027,665*) — 102.2%	$36,538,915
Liabilities in Excess of Other Assets — (2.2)%	(775,692)

Net Assets — 100.0%	$35,763,223

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$35,884,950

Gross unrealized appreciation	$2,415,917
Gross unrealized depreciation	(1,761,952)

Net unrealized appreciation	$653,965

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$9,661,693	$141,564	[1]	—	$9,803,257	$9,803,257	$45,796		$(309,182)
BlackRock Cash Funds: Institutional, SL Agency Shares	69,510	714,314	[1]	—	783,824	$783,824	$813	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	226,043	[1]	—	226,043	$226,043	$370	[2]	—
BlackRock Commodity Strategies Fund	218,114	7,088		(17,348)	207,854	$1,355,211	—		$(67,391)
BlackRock Emerging Markets Fund, Inc.	115,074	9,895		(5,213)	119,756	$1,932,857	—		$(30,238)
CoreAlpha Bond Master Portfolio	$919,479	$59,345	[1]	—	$978,824	$978,824	$5,941		$7,035
International Tilts Master Portfolio	$7,130,177	$184,760	[1]	—	$7,314,937	$7,314,937	$43,433		$(187,667)
iShares MSCI Canada ETF	25,466	830		(1,400)	24,896	$590,284	—		$(15,068)
iShares MSCI EAFE Small-Cap ETF	20,165	1,488		(700)	20,953	$1,043,459	—		$(4,182)
Large Cap Index Master Portfolio	$6,622,730	$366,323	[1]	—	$6,989,053	$6,989,053	$36,603		$(1,266)
Master Small Cap Index Series	$739,657	—		$(16,341)[3]	$723,316	$723,316	$2,975		$(1,262)
Total						$31,741,065	$135,931		$(609,221)

[1] Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine PESO
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,000	USD	3,726	Citibank N.A.	4/21/16	$118
AUD	174,000	USD	120,162	HSBC Bank PLC	4/21/16	13,582
AUD	3,000	USD	2,137	HSBC Bank PLC	4/21/16	169
AUD	62,000	USD	43,657	Morgan Stanley & Co. International PLC	4/21/16	3,999
AUD	36,000	USD	25,768	Morgan Stanley & Co. International PLC	4/21/16	1,903
CAD	13,000	USD	8,903	Goldman Sachs International	4/21/16	1,148
CAD	10,000	USD	7,521	HSBC Bank PLC	4/21/16	210
CAD	44,000	USD	32,945	HSBC Bank PLC	4/21/16	1,074
CAD	6,000	USD	4,373	Morgan Stanley & Co. International PLC	4/21/16	266
CAD	9,000	USD	6,891	Northern Trust Corp.	4/21/16	67
CAD	52,000	USD	39,035	Royal Bank of Scotland PLC	4/21/16	1,169
CAD	2,000	USD	1,370	UBS AG	4/21/16	176
CHF	4,000	USD	4,165	Citibank N.A.	4/21/16	15
CHF	39,000	USD	39,028	Morgan Stanley & Co. International PLC	4/21/16	1,727
EUR	52,000	USD	56,495	BNP Paribas S.A.	4/21/16	2,792
EUR	18,000	USD	19,675	Morgan Stanley & Co. International PLC	4/21/16	848
EUR	10,000	USD	11,366	Morgan Stanley & Co. International PLC	4/21/16	35
EUR	6,000	USD	6,619	Morgan Stanley & Co. International PLC	4/21/16	222

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,000	USD	4,451	Morgan Stanley & Co. International PLC	4/21/16	$109
EUR	12,000	USD	13,601	Morgan Stanley & Co. International PLC	4/21/16	80
EUR	2,000	USD	2,267	Morgan Stanley & Co. International PLC	4/21/16	13
EUR	5,000	USD	5,450	Northern Trust Corp.	4/21/16	251
EUR	35,000	USD	38,947	Royal Bank of Scotland PLC	4/21/16	957
EUR	3,000	USD	3,381	Royal Bank of Scotland PLC	4/21/16	39
EUR	11,000	USD	12,398	Royal Bank of Scotland PLC	4/21/16	144
GBP	3,000	USD	4,311	BNP Paribas S.A.	4/21/16	1
GBP	28,000	USD	39,669	Morgan Stanley & Co. International PLC	4/21/16	578
GBP	3,000	USD	4,176	Morgan Stanley & Co. International PLC	4/21/16	137
GBP	8,000	USD	11,575	Northern Trust Corp.	4/21/16	(76)
GBP	4,000	USD	5,758	Northern Trust Corp.	4/21/16	(9)
HKD	962,000	USD	123,557	Citibank N.A.	4/21/16	484
HKD	102,000	USD	13,109	HSBC Bank PLC	4/21/16	43
HKD	503,000	USD	64,494	HSBC Bank PLC	4/21/16	363
HKD	67,000	USD	8,625	HSBC Bank PLC	4/21/16	14
HKD	53,000	USD	6,823	HSBC Bank PLC	4/21/16	11
HKD	84,000	USD	10,833	HSBC Bank PLC	4/21/16	(2)
HKD	68,000	USD	8,732	Morgan Stanley & Co. International PLC	4/21/16	36
HKD	488,000	USD	62,916	Morgan Stanley & Co. International PLC	4/21/16	7
HKD	162,000	USD	20,874	Northern Trust Corp.	4/21/16	14
HKD	58,000	USD	7,478	Northern Trust Corp.	4/21/16	1
ILS	18,000	USD	4,541	Goldman Sachs International	4/21/16	248
JPY	13,129,000	USD	113,079	HSBC Bank PLC	4/21/16	3,797
JPY	710,000	USD	6,248	Morgan Stanley & Co. International PLC	4/21/16	72
JPY	1,820,000	USD	16,378	Morgan Stanley & Co. International PLC	4/21/16	(176)
JPY	655,000	USD	5,814	Northern Trust Corp.	4/21/16	16
JPY	425,000	USD	3,766	Northern Trust Corp.	4/21/16	18
JPY	2,433,000	USD	21,383	Standard Chartered Bank	4/21/16	275
JPY	1,994,000	USD	17,613	Royal Bank of Scotland PLC	4/21/16	138
JPY	1,461,000	USD	13,087	Royal Bank of Scotland PLC	4/21/16	(81)
NOK	47,000	USD	5,398	HSBC Bank PLC	4/21/16	284
NOK	171,000	USD	19,867	Morgan Stanley & Co. International PLC	4/21/16	806
NZD	6,000	USD	3,807	HSBC Bank PLC	4/21/16	355
SEK	64,000	USD	7,546	Morgan Stanley & Co. International PLC	4/21/16	354
SEK	37,000	USD	4,360	Morgan Stanley & Co. International PLC	4/21/16	207
SEK	96,000	USD	11,206	Morgan Stanley & Co. International PLC	4/21/16	643
SEK	26,000	USD	3,042	Northern Trust Corp.	4/21/16	167

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	268,000	USD	31,449	UBS AG	4/21/16	$1,630
SGD	6,000	USD	4,205	HSBC Bank PLC	4/21/16	251
SGD	8,000	USD	5,693	HSBC Bank PLC	4/21/16	248
SGD	13,000	USD	9,449	HSBC Bank PLC	4/21/16	205
SGD	64,000	USD	44,379	Morgan Stanley & Co. International PLC	4/21/16	3,148
USD	28,597	AUD	40,000	Citibank N.A.	4/21/16	(2,149)
USD	83,951	AUD	123,000	HSBC Bank PLC	4/21/16	(10,593)
USD	3,412	AUD	5,000	HSBC Bank PLC	4/21/16	(431)
USD	2,830	AUD	4,000	Morgan Stanley & Co. International PLC	4/21/16	(244)
USD	94,046	AUD	132,000	Royal Bank of Scotland PLC	4/21/16	(7,416)
USD	2,886	CAD	4,000	Citibank N.A.	4/21/16	(207)
USD	6,505	CAD	9,000	Citibank N.A.	4/21/16	(453)
USD	4,286	CAD	6,000	Goldman Sachs International	4/21/16	(353)
USD	24,789	CAD	34,000	Morgan Stanley & Co. International PLC	4/21/16	(1,498)
USD	9,004	EUR	8,000	Citibank N.A.	4/21/16	(117)
USD	5,459	EUR	5,000	Morgan Stanley & Co. International PLC	4/21/16	(242)
USD	53,472	EUR	48,000	Morgan Stanley & Co. International PLC	4/21/16	(1,255)
USD	11,388	EUR	10,000	Morgan Stanley & Co. International PLC	4/21/16	(14)
USD	2,232	EUR	2,000	Northern Trust Corp.	4/21/16	(48)
USD	6,610	EUR	6,000	Northern Trust Corp.	4/21/16	(231)
USD	5,476	EUR	5,000	Royal Bank of Scotland PLC	4/21/16	(225)
USD	45,588	EUR	42,000	Royal Bank of Scotland PLC	4/21/16	(2,297)
USD	12,277	EUR	11,000	Royal Bank of Scotland PLC	4/21/16	(265)
USD	8,687	EUR	8,000	UBS AG	4/21/16	(434)
USD	4,308	GBP	3,000	Bank of America N.A.	4/21/16	(4)
USD	9,971	GBP	7,000	Morgan Stanley & Co. International PLC	4/21/16	(91)
USD	2,849	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	(26)
USD	5,777	GBP	4,000	Morgan Stanley & Co. International PLC	4/21/16	27
USD	1,442	GBP	1,000	Morgan Stanley & Co. International PLC	4/21/16	5
USD	2,928	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	53
USD	20,878	GBP	15,000	Morgan Stanley & Co. International PLC	4/21/16	(682)
USD	2,829	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	(45)
USD	11,425	GBP	8,000	Morgan Stanley & Co. International PLC	4/21/16	(75)
USD	5,744	GBP	4,000	Morgan Stanley & Co. International PLC	4/21/16	(5)
USD	7,178	GBP	5,000	Morgan Stanley & Co. International PLC	4/21/16	(9)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,365	GBP	6,000	Royal Bank of Scotland PLC	4/21/16	$(259)
USD	1,426	GBP	1,000	Royal Bank of Scotland PLC	4/21/16	(12)
USD	5,701	GBP	4,000	Royal Bank of Scotland PLC	4/21/16	(49)
USD	6,944	HKD	54,000	Goldman Sachs International	4/21/16	(19)
USD	90,573	HKD	710,000	Morgan Stanley & Co. International PLC	4/21/16	(975)
USD	1,795	HKD	14,000	Morgan Stanley & Co. International PLC	4/21/16	(11)
USD	30,117	HKD	235,000	Royal Bank of Canada	4/21/16	(184)
USD	13,416	HKD	105,000	Royal Bank of Scotland PLC	4/21/16	(123)
USD	12,570	HKD	98,000	UBS AG	4/21/16	(67)
USD	6,394	JPY	756,000	Bank of America N.A.	4/21/16	(336)
USD	3,034	JPY	342,000	BNP Paribas S.A.	4/21/16	(11)
USD	4,223	JPY	476,000	BNP Paribas S.A.	4/21/16	(15)
USD	391	JPY	44,000	BNP Paribas S.A.	4/21/16	(1)
USD	8,059	JPY	974,000	Goldman Sachs International	4/21/16	(611)
USD	5,106	JPY	617,000	Goldman Sachs International	4/21/16	(387)
USD	10,540	JPY	1,232,000	HSBC Bank PLC	4/21/16	(428)
USD	6,854	JPY	772,000	HSBC Bank PLC	4/21/16	(19)
USD	37,297	JPY	4,238,000	HSBC Bank PLC	4/21/16	(430)
USD	4,526	JPY	536,000	Morgan Stanley & Co. International PLC	4/21/16	(245)
USD	22,476	JPY	2,716,000	Morgan Stanley & Co. International PLC	4/21/16	(1,702)
USD	22,966	JPY	2,681,000	Morgan Stanley & Co. International PLC	4/21/16	(901)
USD	8,994	JPY	1,050,000	Morgan Stanley & Co. International PLC	4/21/16	(353)
USD	14,517	JPY	1,663,000	Morgan Stanley & Co. International PLC	4/21/16	(287)
USD	52,495	JPY	5,984,000	Morgan Stanley & Co. International PLC	4/21/16	(775)
USD	1,146	JPY	129,000	Morgan Stanley & Co. International PLC	4/21/16	(3)
USD	6,173	JPY	694,000	Morgan Stanley & Co. International PLC	4/21/16	(5)
USD	4,464	JPY	530,000	Morgan Stanley & Co. International PLC	4/21/16	(254)
USD	2,470	JPY	283,000	Northern Trust Corp.	4/21/16	(49)
USD	5,387	JPY	611,000	Northern Trust Corp.	4/21/16	(52)
USD	2,429	JPY	275,000	Royal Bank of Scotland PLC	4/21/16	(19)
USD	5,628	JPY	665,000	Royal Bank of Scotland PLC	4/21/16	(292)
USD	3,674	JPY	413,000	Westpac Banking Corp.	4/21/16	(2)
USD	47,538	NOK	424,000	Morgan Stanley & Co. International PLC	4/21/16	(3,720)
USD	5,850	PHP	280,000	HSBC Bank PLC	4/21/16	(225)
USD	3,191	PHP	150,000	HSBC Bank PLC	4/21/16	(63)
USD	2,923	PHP	141,000	JPMorgan Chase Bank N.A.	4/21/16	(135)
USD	1,860	PHP	89,000	Nomura Securities International, Inc.	4/21/16	(70)
USD	5,038	PHP	236,000	Standard Chartered Bank	4/21/16	(81)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,153	PHP	193,000	Standard Chartered Bank	4/21/16	$(34)
USD	36,848	SEK	316,000	Morgan Stanley & Co. International PLC	4/21/16	(2,155)
USD	25,208	SGD	34,000	Royal Bank of Scotland PLC	4/21/16	(41)
Total						$596

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$4,921,811	$24,830,563	—	$29,752,374
Fixed Income Fund	—	978,824	—	978,824
Short-Term Securities	1,009,867	—	—	1,009,867
Common Stocks:
Hotels, Restaurants & Leisure	23,466	—	—	23,466
IT Services	41,358	—	—	41,358
Real Estate Investment Trusts (REITs)	2,750,768	983,773	—	3,734,541
Real Estate Management & Development	91,426	907,059	—	998,485

Total	$8,838,696	$27,700,219	—	$36,538,915

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$45,749	—	$45,749
Liabilities:
Forward foreign currency exchange contracts	—	(45,153)	—	(45,153)

Total	—	$596	—	$596

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$9,019	—	—	$9,019
Liabilities:
Collateral on securities loaned at value	—	$(592,094)	—	(592,094)

Total	$9,019	$(592,094)	—	$(583,075)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.2%
Active Stock Master Portfolio	$36,010,806	$36,010,806
BlackRock Commodity Strategies Fund (b)	710,061	4,629,596
BlackRock Emerging Markets Fund, Inc.	410,573	6,626,648
International Tilts Master Portfolio	$25,120,990	25,120,990
iShares MSCI Canada ETF (c)	85,258	2,021,467
iShares MSCI EAFE Small-Cap ETF	72,008	3,585,998
Large Cap Index Master Portfolio	$21,014,993	21,014,993
Master Small Cap Index Series	$2,463,389	2,463,389

		101,473,887
Fixed Income Fund — 1.3%
CoreAlpha Bond Master Portfolio	$1,582,481	1,582,481
Short-Term Securities — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	3,297,465	3,297,465
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	762,365	762,365

		4,059,830
Total Affiliated Investment Companies — 88.9%		107,116,198

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	3,799	85,554
IT Services — 0.1%
InterXion Holding NV (b)	4,111	142,158
Real Estate Investment Trusts (REITs) — 10.8%
AEON REIT Investment Corp.	142	181,736
Alexandria Real Estate Equities, Inc.	66	5,999
American Campus Communities, Inc.	4,313	203,099
American Tower Corp.	917	93,873
AvalonBay Communities, Inc.	2,598	494,140
Beni Stabili SpA SIIQ	227,561	170,612
Boston Properties, Inc.	4,398	558,898
British Land Co. PLC	50,587	507,788
Cambridge Industrial Trust	240,000	99,631
CareTrust REIT, Inc.	23,449	297,802
Colony Starwood Homes	3,715	91,946
CyrusOne, Inc.	4,093	186,845
DDR Corp.	5,985	106,473
Derwent London PLC	4,246	191,876

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Dream Office Real Estate Investment Trust	10,977	$175,378
Duke Realty Corp.	9,228	207,999
Empiric Student Property PLC	57,102	89,804
EPR Properties	2,135	142,234
Equity One, Inc.	7,230	207,212
Equity Residential	768	57,623
Essex Property Trust, Inc.	2,031	474,970
Extra Space Storage, Inc.	3,483	325,521
Federal Realty Investment Trust	1,042	162,604
General Growth Properties, Inc.	10,576	314,425
Gramercy Property Trust	15,790	133,426
Host Hotels & Resorts, Inc.	14,549	242,968
Japan Rental Housing Investments, Inc.	418	308,439
Kenedix Retail REIT Corp.	78	189,044
Kilroy Realty Corp.	5,383	333,046
Klepierre	5,290	252,692
LaSalle Logiport REIT (b)	499	481,952
Macerich Co.	987	78,210
National Health Investors, Inc.	1,983	131,909
Parkway Properties, Inc.	6,538	102,385
Prologis, Inc.	9,473	418,517
Public Storage	1,075	296,517
Retail Properties of America, Inc., Class A	20,753	328,935
Sekisui House REIT, Inc.	82	94,406
Simon Property Group, Inc.	4,956	1,029,312
SL Green Realty Corp.	2,843	275,430
STAG Industrial, Inc.	8,437	171,777
STORE Capital Corp.	9,389	242,987
Sunstone Hotel Investors, Inc.	16,113	225,582
UDR, Inc.	6,932	267,090
Vastned Retail NV	6,476	289,316
Vicinity Centres	204,772	500,471
Welltower, Inc.	8,655	600,138
Westfield Corp.	77,287	591,764
WP Glimcher, Inc.	7,720	73,263

		13,008,064
Real Estate Management & Development — 2.8%
BUWOG AG	10,850	232,634
Cheung Kong Property Holdings Ltd.	21,000	135,330
Croesus Retail Trust	151,300	88,176
Deutsche Wohnen AG, Bearer Shares	10,224	317,297
Entra ASA (f)	10,638	100,161
First Capital Realty, Inc.	5,984	95,007
Howard Hughes Corp. (b)	740	78,359
Kennedy Wilson Europe Real Estate PLC	5,024	84,310
Kungsleden AB	17,561	124,193

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
LEG Immobilien AG	2,502	$235,424
Mitsui Fudosan Co. Ltd.	20,000	498,153
SM Prime Holdings, Inc.	124,700	59,445
St Modwen Properties PLC	33,956	147,527
Sumitomo Realty & Development Co. Ltd.	19,000	555,394
Sun Hung Kai Properties Ltd.	33,000	403,805
Takara Leben Co., Ltd.	19,900	117,615
Vista Land & Lifescapes, Inc.	801,000	81,110
		3,353,940

Total Common Stocks — 13.8%		16,589,716

Value
Total Investments (Cost — $118,776,791*) — 102.7%	$123,705,914
Liabilities in Excess of Other Assets — (2.7)%	(3,216,804)

Net Assets — 100.0%	$120,489,110

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$116,995,705

Gross unrealized appreciation	$7,693,213
Gross unrealized depreciation	(983,004)

Net unrealized appreciation	$6,710,209

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$35,160,143	$850,663	[1]	—	$36,010,806	$36,010,806	$164,280		$(1,110,944)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,133,330	2,164,135	[1]	—	3,297,465	$3,297,465	$3,773	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	650,208	112,157	[1]	—	762,365	$762,365	$1,932	[2]	—
BlackRock Commodity Strategies Fund	731,981	34,359		(56,279)	710,061	$4,629,596	—		$(114,049)
BlackRock Emerging Markets Fund, Inc.	392,434	38,718		(20,579)	410,573	$6,626,648	—		$(98,012)
CoreAlpha Bond Master Portfolio	$1,595,987	—		$(13,506)[3]	$1,582,481	$1,582,481	$9,630		$10,629
International Tilts Master Portfolio	$24,072,801	$1,048,189	[1]	—	$25,120,990	$25,120,990	$146,756		$(635,037)
iShares MSCI Canada ETF	85,881	5,830		(6,453)	85,258	$2,021,467	—		$(53,158)
iShares MSCI EAFE Small-Cap ETF	70,032	6,890		(4,914)	72,008	$3,585,998	—		$(4,088)
Large Cap Index Master Portfolio	$19,606,042	$1,408,951	[1]	—	$21,014,993	$21,014,993	$109,073		$(3,954)
Master Small Cap Index Series	$2,338,662	$124,727	[1]	—	$2,463,389	$2,463,389	$9,878		$(3,766)
Total						$107,116,198	$445,322		$(2,012,379)

[1]	Represents net shares/beneficial interest purchased.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	231,000	USD	162,618	Citibank N.A.	4/21/16	$14,939
AUD	17,000	USD	12,667	Citibank N.A.	4/21/16	400
AUD	603,000	USD	416,425	HSBC Bank PLC	4/21/16	47,069
AUD	15,000	USD	10,567	Morgan Stanley & Co. International PLC	4/21/16	963
AUD	126,000	USD	90,189	Morgan Stanley & Co. International PLC	4/21/16	6,660
AUD	36,000	USD	27,579	Northern Trust Corp.	4/21/16	92
CAD	33,000	USD	22,600	Goldman Sachs International	4/21/16	2,914
CAD	36,000	USD	27,076	HSBC Bank PLC	4/21/16	758
CAD	150,000	USD	112,312	HSBC Bank PLC	4/21/16	3,661
CAD	27,000	USD	20,674	Northern Trust Corp.	4/21/16	201
CAD	183,000	USD	137,373	Royal Bank of Scotland PLC	4/21/16	4,114
CAD	5,000	USD	3,424	UBS AG	4/21/16	441
CHF	17,000	USD	17,701	Citibank N.A.	4/21/16	64
CHF	132,000	USD	132,077	UBS AG	4/21/16	5,862
EUR	173,000	USD	187,955	BNP Paribas S.A.	4/21/16	9,288
EUR	33,000	USD	37,507	Morgan Stanley & Co. International PLC	4/21/16	117
EUR	43,000	USD	48,738	Morgan Stanley & Co. International PLC	4/21/16	288
EUR	16,000	USD	17,651	Northern Trust Corp.	4/21/16	591
EUR	125,000	USD	139,097	Royal Bank of Scotland PLC	4/21/16	3,419

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	14,000	USD	15,779	Royal Bank of Scotland PLC	4/21/16	$183
EUR	36,000	USD	40,574	Royal Bank of Scotland PLC	4/21/16	471
EUR	34,000	USD	37,157	UBS AG	4/21/16	1,608
GBP	22,000	USD	31,616	BNP Paribas S.A.	4/21/16	7
GBP	88,000	USD	124,656	HSBC Bank PLC	4/21/16	1,833
GBP	10,000	USD	13,919	Morgan Stanley & Co. International PLC	4/21/16	455
GBP	1,000	USD	1,437	Morgan Stanley & Co. International PLC	4/21/16	—
GBP	12,000	USD	17,275	Northern Trust Corp.	4/21/16	(27)
GBP	26,000	USD	37,617	Northern Trust Corp.	4/21/16	(246)
HKD	3,310,000	USD	425,127	Citibank N.A.	4/21/16	1,664
HKD	1,772,000	USD	227,203	HSBC Bank PLC	4/21/16	1,278
HKD	235,000	USD	30,252	HSBC Bank PLC	4/21/16	49
HKD	376,000	USD	48,490	HSBC Bank PLC	4/21/16	(8)
HKD	119,000	USD	15,294	HSBC Bank PLC	4/21/16	50
HKD	74,000	USD	9,511	HSBC Bank PLC	4/21/16	31
HKD	233,000	USD	29,920	Morgan Stanley & Co. International PLC	4/21/16	123
HKD	99,000	USD	12,746	Morgan Stanley & Co. International PLC	4/21/16	19
HKD	1,666,000	USD	214,791	Morgan Stanley & Co. International PLC	4/21/16	23
HKD	545,000	USD	70,225	Northern Trust Corp.	4/21/16	47
HKD	297,000	USD	38,293	Northern Trust Corp.	4/21/16	3
ILS	64,000	USD	16,145	Goldman Sachs International	4/21/16	883
JPY	43,435,000	USD	374,101	HSBC Bank PLC	4/21/16	12,561
JPY	2,698,000	USD	23,742	Morgan Stanley & Co. International PLC	4/21/16	275
JPY	3,982,000	USD	35,401	Morgan Stanley & Co. International PLC	4/21/16	47
JPY	6,583,000	USD	59,239	Morgan Stanley & Co. International PLC	4/21/16	(637)
JPY	2,060,000	USD	18,253	Northern Trust Corp.	4/21/16	85
JPY	4,444,000	USD	39,806	Royal Bank of Scotland PLC	4/21/16	(246)
JPY	4,672,000	USD	41,267	Royal Bank of Scotland PLC	4/21/16	324
JPY	11,904,000	USD	104,622	Standard Chartered Bank	4/21/16	1,348
NOK	139,000	USD	15,965	HSBC Bank PLC	4/21/16	839
NOK	592,000	USD	68,778	Morgan Stanley & Co. International PLC	4/21/16	2,790
NZD	21,000	USD	13,325	HSBC Bank PLC	4/21/16	1,242
SEK	81,000	USD	9,990	BNP Paribas S.A.	4/21/16	8
SEK	218,000	USD	25,703	Morgan Stanley & Co. International PLC	4/21/16	1,205
SEK	328,000	USD	38,289	Morgan Stanley & Co. International PLC	4/21/16	2,196
SEK	80,000	USD	9,361	Northern Trust Corp.	4/21/16	513
SEK	1,043,000	USD	122,393	UBS AG	4/21/16	6,343
SGD	205,000	USD	142,154	Barclays Bank PLC	4/21/16	10,079
SGD	25,000	USD	17,791	HSBC Bank PLC	4/21/16	774
SGD	29,000	USD	20,323	HSBC Bank PLC	4/21/16	1,212

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	45,000	USD	32,709	HSBC Bank PLC	4/21/16	$708
SGD	10,000	USD	6,935	Morgan Stanley & Co. International PLC	4/21/16	491
USD	100,090	AUD	140,000	Citibank N.A.	4/21/16	(7,521)
USD	309,868	AUD	454,000	HSBC Bank PLC	4/21/16	(39,098)
USD	10,237	AUD	15,000	HSBC Bank PLC	4/21/16	(1,293)
USD	14,858	AUD	21,000	Morgan Stanley & Co. International PLC	4/21/16	(1,283)
USD	9,971	AUD	14,000	Northern Trust Corp.	4/21/16	(790)
USD	325,598	AUD	457,000	Royal Bank of Scotland PLC	4/21/16	(25,673)
USD	24,574	CAD	34,000	Citibank N.A.	4/21/16	(1,713)
USD	9,380	CAD	13,000	Citibank N.A.	4/21/16	(671)
USD	82,387	CAD	113,000	Morgan Stanley & Co. International PLC	4/21/16	(4,980)
USD	6,162	CAD	8,000	Morgan Stanley & Co. International PLC	4/21/16	(23)
USD	42,770	EUR	38,000	Citibank N.A.	4/21/16	(555)
USD	17,467	EUR	16,000	Morgan Stanley & Co. International PLC	4/21/16	(775)
USD	132,429	EUR	122,000	Morgan Stanley & Co. International PLC	4/21/16	(6,667)
USD	6,540	EUR	6,000	Morgan Stanley & Co. International PLC	4/21/16	(301)
USD	177,125	EUR	159,000	Morgan Stanley & Co. International PLC	4/21/16	(4,156)
USD	4,464	EUR	4,000	Northern Trust Corp.	4/21/16	(96)
USD	40,178	EUR	36,000	Royal Bank of Scotland PLC	4/21/16	(867)
USD	20,807	EUR	19,000	Royal Bank of Scotland PLC	4/21/16	(855)
USD	4,308	GBP	3,000	Bank of America N.A.	4/21/16	(4)
USD	35,715	GBP	25,000	HSBC Bank PLC	4/21/16	(220)
USD	7,319	GBP	5,000	Morgan Stanley & Co. International PLC	4/21/16	132
USD	24,406	GBP	17,000	Morgan Stanley & Co. International PLC	4/21/16	(29)
USD	32,762	GBP	23,000	Morgan Stanley & Co. International PLC	4/21/16	(298)
USD	15,668	GBP	11,000	Morgan Stanley & Co. International PLC	4/21/16	(143)
USD	20,219	GBP	14,000	Morgan Stanley & Co. International PLC	4/21/16	96
USD	13,919	GBP	10,000	Morgan Stanley & Co. International PLC	4/21/16	(455)
USD	11,413	GBP	8,000	Northern Trust Corp.	4/21/16	(86)
USD	7,211	GBP	5,000	Royal Bank of Scotland PLC	4/21/16	24
USD	108,749	GBP	78,000	Royal Bank of Scotland PLC	4/21/16	(3,366)
USD	17,102	GBP	12,000	Royal Bank of Scotland PLC	4/21/16	(146)
USD	2,852	GBP	2,000	Royal Bank of Scotland PLC	4/21/16	(23)
USD	5,640	HKD	44,000	HSBC Bank PLC	4/21/16	(34)
USD	112,010	HKD	874,000	Royal Bank of Canada	4/21/16	(684)
USD	45,358	HKD	355,000	Royal Bank of Scotland PLC	4/21/16	(416)
USD	34,759	HKD	271,000	UBS AG	4/21/16	(184)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	310,254	HKD	2,432,000	UBS AG	4/21/16	$(3,328)
USD	10,335	JPY	1,165,000	BNP Paribas S.A.	4/21/16	(36)
USD	19,991	JPY	2,416,000	Goldman Sachs International	4/21/16	(1,516)
USD	30,212	JPY	3,403,000	HSBC Bank PLC	4/21/16	(82)
USD	137,855	JPY	15,664,000	HSBC Bank PLC	4/21/16	(1,587)
USD	38,374	JPY	4,486,000	HSBC Bank PLC	4/21/16	(1,561)
USD	132,641	JPY	16,028,000	Morgan Stanley & Co. International PLC	4/21/16	(10,041)
USD	14,245	JPY	1,687,000	Morgan Stanley & Co. International PLC	4/21/16	(772)
USD	17,221	JPY	2,081,000	Morgan Stanley & Co. International PLC	4/21/16	(1,304)
USD	184,398	JPY	21,020,000	Morgan Stanley & Co. International PLC	4/21/16	(2,723)
USD	89	JPY	10,000	Morgan Stanley & Co. International PLC	4/21/16	—
USD	12,333	JPY	1,396,000	Morgan Stanley & Co. International PLC	4/21/16	(95)
USD	20,378	JPY	2,291,000	Morgan Stanley & Co. International PLC	4/21/16	(17)
USD	35,642	JPY	4,083,000	Morgan Stanley & Co. International PLC	4/21/16	(705)
USD	20,051	JPY	2,423,000	Northern Trust Corp.	4/21/16	(1,519)
USD	21,186	JPY	2,403,000	Northern Trust Corp.	4/21/16	(206)
USD	8,754	JPY	976,000	Northern Trust Corp.	4/21/16	65
USD	26,761	JPY	3,066,000	Northern Trust Corp.	4/21/16	(532)
USD	19,379	JPY	2,290,000	Royal Bank of Scotland PLC	4/21/16	(1,007)
USD	9,090	JPY	1,029,000	Royal Bank of Scotland PLC	4/21/16	(70)
USD	13,383	JPY	1,589,000	Royal Bank of Scotland PLC	4/21/16	(762)
USD	11,628	JPY	1,307,000	Westpac Group	4/21/16	(7)
USD	162,203	NOK	1,446,000	Barclays Bank PLC	4/21/16	(12,607)
USD	20,244	PHP	969,000	HSBC Bank PLC	4/21/16	(778)
USD	11,212	PHP	527,000	HSBC Bank PLC	4/21/16	(221)
USD	10,056	PHP	485,000	JPMorgan Chase Bank N.A.	4/21/16	(466)
USD	6,271	PHP	300,000	Nomura Securities International, Inc.	4/21/16	(237)
USD	16,546	PHP	775,000	Standard Chartered Bank	4/21/16	(267)
USD	13,448	PHP	625,000	Standard Chartered Bank	4/21/16	(111)
USD	128,143	SEK	1,098,000	HSBC Bank PLC	4/21/16	(7,382)
USD	84,520	SGD	114,000	Royal Bank of Scotland PLC	4/21/16	(136)
Total						$(719)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$16,863,709	$84,610,178	—	$101,473,887
Fixed Income Funds		1,582,481	—	1,582,481
Short-Term Securities	4,059,830	—	—	4,059,830
Common Stocks:
Hotels, Restaurants & Leisure	85,554	—	—	85,554
IT Services	142,158	—	—	142,158
Real Estate Investment Trusts (REITs)	9,630,289	3,377,775	—	13,008,064
Real Estate Management & Development	320,893	3,033,047	—	3,353,940

Total	$31,102,433	$92,603,481	—	$123,705,914

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Forward foreign currency exchange contracts	—	$153,925	—	$153,925
Liabilities:
Forward foreign currency exchange contracts	—	(154,644)	—	(154,644)

Total	—	$(719)	—	$(719)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$26,992	—	—	$26,992
Liabilities:
Collateral on securities loaned at value	—	$(1,996,928)	—	(1,996,928)

Total	$26,992	$(1,996,928)	—	$(1,969,936)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.1%
Active Stock Master Portfolio	$5,607,802	$5,607,802
BlackRock Commodity Strategies Fund (b)	99,223	646,936
BlackRock Emerging Markets Fund, Inc.	58,197	939,307
International Tilts Master Portfolio	$3,579,900	3,579,900
iShares MSCI Canada ETF (c)	12,125	287,484
iShares MSCI EAFE Small-Cap ETF	10,188	507,362
Large Cap Index Master Portfolio	$2,474,732	2,474,732
Master Small Cap Index Series	$350,946	350,946

		14,394,469
Fixed Income Fund — 1.4%
CoreAlpha Bond Master Portfolio	$231,780	231,780
Short-Term Securities — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (d)(e)	392,735	392,735
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (d)(e)	107,947	107,947

		500,682
Total Affiliated Investment Companies — 88.4%		15,126,931

Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	517	11,643
IT Services — 0.1%
InterXion Holding NV (b)	588	20,333
Real Estate Investment Trusts (REITs) — 10.6%
AEON REIT Investment Corp.	20	25,597
Alexandria Real Estate Equities, Inc.	9	818
American Campus Communities, Inc.	617	29,055
American Tower Corp.	129	13,206
AvalonBay Communities, Inc.	361	68,662
Beni Stabili SpA SIIQ	32,975	24,723
Boston Properties, Inc.	617	78,408
British Land Co. PLC	7,235	72,624
Cambridge Industrial Trust	33,800	14,031
CareTrust REIT, Inc.	3,266	41,478
Colony Starwood Homes	528	13,068
CyrusOne, Inc.	579	26,431
DDR Corp.	869	15,460
Derwent London PLC	607	27,430

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Dream Office Real Estate Investment Trust	1,542	$24,636
Duke Realty Corp.	1,270	28,626
Empiric Student Property PLC	8,186	12,874
EPR Properties	273	18,187
Equity One, Inc.	1,028	29,463
Equity Residential	108	8,103
Essex Property Trust, Inc.	283	66,182
Extra Space Storage, Inc.	486	45,422
Federal Realty Investment Trust	150	23,408
General Growth Properties, Inc.	1,478	43,941
Gramercy Property Trust	2,111	17,838
Host Hotels & Resorts, Inc.	1,978	33,033
Japan Rental Housing Investments, Inc.	60	44,274
Kenedix Retail REIT Corp.	11	26,660
Kilroy Realty Corp.	742	45,908
Klepierre	763	36,447
LaSalle Logiport REIT (b)	70	67,609
Macerich Co.	143	11,331
National Health Investors, Inc.	286	19,025
Parkway Properties, Inc.	914	14,313
Prologis, Inc.	1,308	57,787
Public Storage	148	40,823
Retail Properties of America, Inc., Class A	2,864	45,394
Sekisui House REIT, Inc.	11	12,664
Simon Property Group, Inc.	704	146,214
SL Green Realty Corp.	386	37,396
STAG Industrial, Inc.	1,145	23,312
STORE Capital Corp.	1,323	34,239
Sunstone Hotel Investors, Inc.	2,207	30,898
UDR, Inc.	991	38,183
Vastned Retail NV	940	41,995
Vicinity Centres	28,976	70,818
Welltower, Inc.	1,213	84,109
Westfield Corp.	10,905	83,496
WP Glimcher, Inc.	978	9,281

		1,824,880
Real Estate Management & Development — 2.9%
BUWOG AG	1,580	33,877
Cheung Kong Property Holdings Ltd.	3,000	19,333
Croesus Retail Trust	21,800	12,705
Deutsche Wohnen AG, Bearer Shares	1,489	46,210
Entra ASA (f)	1,494	14,067
First Capital Realty, Inc.	785	12,463
Howard Hughes Corp. (b)	103	10,907
Kennedy Wilson Europe Real Estate PLC	718	12,049
Kungsleden AB	2,347	16,598

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
LEG Immobilien AG	353	$33,215
Mitsui Fudosan Co. Ltd.	3,000	74,723
SM Prime Holdings, Inc.	18,100	8,628
St. Modwen Properties PLC	4,856	21,098
Sumitomo Realty & Development Co. Ltd.	3,000	87,694
Sun Hung Kai Properties Ltd.	5,000	61,182
Takara Leben Co., Ltd.	2,800	16,549
Vista Land & Lifescapes, Inc.	116,000	11,746

		493,044
Total Common Stocks — 13.7%		2,349,900

Value
Total Investments (Cost — $17,650,180*) — 102.1%	$17,476,831
Liabilities in Excess of Other Assets — (2.1)%	(352,350)

Net Assets — 100.0%	$17,124,481

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,607,292

Gross unrealized appreciation	$913,691
Gross unrealized depreciation	(1,044,152)

Net unrealized depreciation	$(130,461)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
Active Stock Master Portfolio	$5,262,393	$345,409	[1]	—	$5,607,802	$5,607,802	$25,293		$(170,348)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,783	356,952	[1]	—	392,735	$392,735	$422	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	107,947	[1]	—	107,947	$107,947	199		—
BlackRock Commodity Strategies Fund	98,531	5,505		(4,813)	99,223	$646,936	—		$(18,162)
BlackRock Emerging Markets Fund, Inc.	54,081	6,664		(2,548)	58,197	$939,307	—		$(14,755)
CoreAlpha Bond Master Portfolio	$239,880	—		$(8,100)[3]	$231,780	$231,780	$1,420		$1,557
International Tilts Master Portfolio	$3,333,398	$246,502	[1]	—	$3,579,900	$3,579,900	$21,087		$(90,304)
iShares MSCI Canada ETF	11,738	789		(402)	12,125	$287,484	—		$(3,845)
iShares MSCI EAFE Small-Cap ETF	9,332	856		—	10,188	$507,362	—		—
Large Cap Index Master Portfolio	$2,261,152	$213,580	[1]	—	$2,474,732	$2,474,732	$12,975		$(314)
Master Small Cap Index Series	$327,450	$23,496	[1]	—	$350,946	$350,946	$1,413		$(503)
Total						$15,126,931	$62,809		$(296,674)
[1] Represents net shares/beneficial interest purchased.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net shares/beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine PESO
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,235	Citibank N.A.	4/21/16	$71
AUD	1,000	USD	712	HSBC Bank PLC	4/21/16	56
AUD	81,000	USD	55,938	HSBC Bank PLC	4/21/16	6,323
AUD	32,000	USD	22,533	Morgan Stanley & Co. International PLC	4/21/16	2,064
AUD	17,000	USD	12,168	Morgan Stanley & Co. International PLC	4/21/16	899
AUD	3,000	USD	2,298	Northern Trust Corp.	4/21/16	8
AUD	2,000	USD	1,408	UBS AG	4/21/16	129
CAD	1,000	USD	685	Goldman Sachs International	4/21/16	88
CAD	5,000	USD	3,760	HSBC Bank PLC	4/21/16	105
CAD	22,000	USD	16,472	HSBC Bank PLC	4/21/16	537
CAD	1,000	USD	713	HSBC Bank PLC	4/21/16	60
CAD	2,000	USD	1,458	Morgan Stanley & Co. International PLC	4/21/16	89
CAD	4,000	USD	3,063	Northern Trust Corp.	4/21/16	30
CAD	26,000	USD	19,518	Royal Bank of Scotland PLC	4/21/16	584
CAD	6,000	USD	4,109	Royal Bank of Scotland PLC	4/21/16	530
CHF	18,400	USD	18,413	Morgan Stanley & Co. International PLC	4/21/16	815
CHF	3,000	USD	3,048	Morgan Stanley & Co. International PLC	4/21/16	87

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	24,000	USD	26,075	BNP Paribas S.A.	4/21/16	$1,288
EUR	6,000	USD	6,801	Morgan Stanley & Co. International PLC	4/21/16	40
EUR	2,000	USD	2,206	Morgan Stanley & Co. International PLC	4/21/16	74
EUR	2,000	USD	2,173	Morgan Stanley & Co. International PLC	4/21/16	107
EUR	9,000	USD	9,837	Morgan Stanley & Co. International PLC	4/21/16	424
EUR	4,000	USD	4,546	Morgan Stanley & Co. International PLC	4/21/16	14
EUR	2,000	USD	2,267	Morgan Stanley & Co. International PLC	4/21/16	13
EUR	4,000	USD	4,413	Northern Trust Corp.	4/21/16	148
EUR	17,000	USD	18,917	Royal Bank of Scotland PLC	4/21/16	465
EUR	5,000	USD	5,635	Royal Bank of Scotland PLC	4/21/16	65
EUR	2,000	USD	2,186	UBS AG	4/21/16	94
GBP	2,000	USD	2,874	BNP Paribas S.A.	4/21/16	1
GBP	2,000	USD	2,784	Morgan Stanley & Co. International PLC	4/21/16	91
GBP	14,000	USD	19,834	Morgan Stanley & Co. International PLC	4/21/16	289
GBP	1,000	USD	1,440	Northern Trust Corp.	4/21/16	(2)
GBP	3,000	USD	4,340	Northern Trust Corp.	4/21/16	(28)
HKD	462,000	USD	59,338	Citibank N.A.	4/21/16	232
HKD	34,000	USD	4,377	HSBC Bank PLC	4/21/16	7
HKD	30,000	USD	3,862	HSBC Bank PLC	4/21/16	6
HKD	22,000	USD	2,828	HSBC Bank PLC	4/21/16	9
HKD	20,000	USD	2,570	HSBC Bank PLC	4/21/16	8
HKD	212,000	USD	27,182	HSBC Bank PLC	4/21/16	153
HKD	245,000	USD	31,587	Morgan Stanley & Co. International PLC	4/21/16	3
HKD	28,000	USD	3,596	Morgan Stanley & Co. International PLC	4/21/16	15
HKD	73,000	USD	9,406	Northern Trust Corp.	4/21/16	6
HKD	33,000	USD	4,255	Northern Trust Corp.	4/21/16	—
HKD	54,000	USD	6,964	Royal Bank of Scotland PLC	4/21/16	(1)
ILS	9,000	USD	2,270	Goldman Sachs International	4/21/16	124
JPY	129,000	USD	1,139	Barclays Bank PLC	4/21/16	9
JPY	6,581,000	USD	56,681	HSBC Bank PLC	4/21/16	1,903
JPY	426,000	USD	3,749	Morgan Stanley & Co. International PLC	4/21/16	43
JPY	145,000	USD	1,301	Morgan Stanley & Co. International PLC	4/21/16	(10)
JPY	980,000	USD	8,819	Morgan Stanley & Co. International PLC	4/21/16	(95)
JPY	135,000	USD	1,198	Northern Trust Corp.	4/21/16	3
JPY	252,000	USD	2,233	Northern Trust Corp.	4/21/16	10
JPY	1,326,000	USD	11,654	Standard Chartered Bank	4/21/16	150
JPY	931,000	USD	8,223	Royal Bank of Scotland PLC	4/21/16	65
JPY	554,000	USD	4,962	Royal Bank of Scotland PLC	4/21/16	(31)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	98,000	USD	11,386	Morgan Stanley & Co. International PLC	4/21/16	$462
NZD	3,000	USD	1,904	HSBC Bank PLC	4/21/16	177
SEK	10,000	USD	1,233	BNP Paribas S.A.	4/21/16	1
SEK	43,000	USD	5,020	HSBC Bank PLC	4/21/16	288
SEK	29,000	USD	3,419	Morgan Stanley & Co. International PLC	4/21/16	160
SEK	17,000	USD	1,989	Northern Trust Corp.	4/21/16	109
SEK	141,000	USD	16,546	UBS AG	4/21/16	858
SGD	3,000	USD	2,135	HSBC Bank PLC	4/21/16	93
SGD	6,000	USD	4,361	HSBC Bank PLC	4/21/16	94
SGD	1,000	USD	694	HSBC Bank PLC	4/21/16	49
SGD	6,000	USD	4,205	HSBC Bank PLC	4/21/16	251
SGD	29,000	USD	20,108	Morgan Stanley & Co. International PLC	4/21/16	1,428
USD	14,299	AUD	20,000	Citibank N.A.	4/21/16	(1,074)
USD	2,113	AUD	3,000	HSBC Bank PLC	4/21/16	(193)
USD	2,830	AUD	4,000	Morgan Stanley & Co. International PLC	4/21/16	(244)
USD	45,598	AUD	64,000	Royal Bank of Scotland PLC	4/21/16	(3,595)
USD	38,902	AUD	57,000	Royal Bank of Scotland PLC	4/21/16	(4,910)
USD	1,443	CAD	2,000	Citibank N.A.	4/21/16	(103)
USD	5,059	CAD	7,000	Citibank N.A.	4/21/16	(353)
USD	12,394	CAD	17,000	Morgan Stanley & Co. International PLC	4/21/16	(749)
USD	6,753	EUR	6,000	Citibank N.A.	4/21/16	(88)
USD	19,539	EUR	18,000	Morgan Stanley & Co. International PLC	4/21/16	(984)
USD	2,183	EUR	2,000	Morgan Stanley & Co. International PLC	4/21/16	(97)
USD	3,305	EUR	3,000	Morgan Stanley & Co. International PLC	4/21/16	(115)
USD	26,736	EUR	24,000	Morgan Stanley & Co. International PLC	4/21/16	(627)
USD	2,278	EUR	2,000	Morgan Stanley & Co. International PLC	4/21/16	(3)
USD	2,232	EUR	2,000	Northern Trust Corp.	4/21/16	(48)
USD	6,696	EUR	6,000	Royal Bank of Scotland PLC	4/21/16	(144)
USD	2,190	EUR	2,000	Royal Bank of Scotland PLC	4/21/16	(90)
USD	4,344	EUR	4,000	UBS AG	4/21/16	(217)
USD	2,872	GBP	2,000	Bank of America N.A.	4/21/16	(3)
USD	5,712	GBP	4,000	Morgan Stanley & Co. International PLC	4/21/16	(37)
USD	2,871	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	(3)
USD	5,698	GBP	4,000	Morgan Stanley & Co. International PLC	4/21/16	(52)
USD	2,888	GBP	2,000	Morgan Stanley & Co. International PLC	4/21/16	14
USD	1,464	GBP	1,000	Morgan Stanley & Co. International PLC	4/21/16	26

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,311	GBP	11,000	Morgan Stanley & Co. International PLC	4/21/16	$(500)
USD	2,850	GBP	2,000	Royal Bank of Scotland PLC	4/21/16	(24)
USD	4,183	GBP	3,000	Royal Bank of Scotland PLC	4/21/16	(130)
USD	897	HKD	7,000	Morgan Stanley & Co. International PLC	4/21/16	(5)
USD	16,148	HKD	126,000	Royal Bank of Canada	4/21/16	(99)
USD	45,418	HKD	356,000	Royal Bank of Scotland PLC	4/21/16	(484)
USD	5,494	HKD	43,000	Royal Bank of Scotland PLC	4/21/16	(50)
USD	4,489	HKD	35,000	UBS AG	4/21/16	(24)
USD	3,197	JPY	378,000	Bank of America N.A.	4/21/16	(168)
USD	1,215	JPY	137,000	BNP Paribas S.A.	4/21/16	(4)
USD	3,924	JPY	442,000	HSBC Bank PLC	4/21/16	(11)
USD	18,191	JPY	2,067,000	HSBC Bank PLC	4/21/16	(210)
USD	7,776	JPY	909,000	HSBC Bank PLC	4/21/16	(316)
USD	1,942	JPY	230,000	Morgan Stanley & Co. International PLC	4/21/16	(105)
USD	1,903	JPY	230,000	Morgan Stanley & Co. International PLC	4/21/16	(144)
USD	2,549	JPY	308,000	Morgan Stanley & Co. International PLC	4/21/16	(193)
USD	5,288	JPY	639,000	Morgan Stanley & Co. International PLC	4/21/16	(400)
USD	24,688	JPY	2,882,000	Morgan Stanley & Co. International PLC	4/21/16	(968)
USD	7,385	JPY	846,000	Morgan Stanley & Co. International PLC	4/21/16	(146)
USD	27,651	JPY	3,152,000	Morgan Stanley & Co. International PLC	4/21/16	(408)
USD	524	JPY	59,000	Morgan Stanley & Co. International PLC	4/21/16	(1)
USD	3,086	JPY	347,000	Morgan Stanley & Co. International PLC	4/21/16	(3)
USD	2,819	JPY	323,000	Northern Trust Corp.	4/21/16	(56)
USD	3,377	JPY	383,000	Northern Trust Corp.	4/21/16	(33)
USD	1,286	JPY	152,000	Royal Bank of Scotland PLC	4/21/16	(67)
USD	1,210	JPY	137,000	Royal Bank of Scotland PLC	4/21/16	(9)
USD	1,842	JPY	207,000	Westpac Banking Corp.	4/21/16	(1)
USD	22,311	NOK	199,000	Morgan Stanley & Co. International PLC	4/21/16	(1,746)
USD	2,904	PHP	139,000	HSBC Bank PLC	4/21/16	(112)
USD	1,532	PHP	72,000	HSBC Bank PLC	4/21/16	(30)
USD	1,431	PHP	69,000	JPMorgan Chase Bank N.A.	4/21/16	(66)
USD	899	PHP	43,000	Nomura Securities International, Inc.	4/21/16	(34)
USD	2,434	PHP	114,000	Standard Chartered Bank	4/21/16	(39)
USD	2,066	PHP	96,000	Standard Chartered Bank	4/21/16	(17)
USD	16,210	SEK	139,000	Morgan Stanley & Co. International PLC	4/21/16	(947)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,604	SGD	17,000	Royal Bank of Scotland PLC	4/21/16	$(20)
Total						$878

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

The following tables summarize LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$2,381,089	$12,013,380	—	$14,394,469
Fixed Income Fund	—	231,780	—	231,780
Short-Term Securities	500,682	—	—	500,682
Common Stocks:
Hotels, Restaurants & Leisure	11,643.	—	—	11,643
IT Services	20,333	—	—	20,333
Real Estate Investment Trusts (REITs)	1,344,121	480,759	—	1,824,880
Real Estate Management & Development	44,468	448,576	—	493,044

Total	$4,302,336	$13,174,495	—	$17,476,831

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$22,344	—	$22,344
Liabilities:
Forward foreign currency exchange contracts	—	(21,466)	—	(21,466)

Total	—	$878	—	$878

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,078	—	—	$5,078
Liabilities:
Collateral on securities loaned at value	—	$(282,755)	—	(282,755)

Total	$5,078	$(282,755)	—	$(277,677)

During the period ended March 31, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.3%
iShares Cohen & Steers REIT ETF	15,199	$1,567,929
iShares Core MSCI Total International Stock ETF	808,683	39,981,288
iShares International Developed Real Estate ETF (b)	44,136	1,289,654
iShares MSCI EAFE Small-Cap ETF	38,878	1,936,124
Large Cap Index Master Portfolio	$119,573,908	119,573,908
Master Small Cap Index Series	$20,298,128	20,298,128
Total International ex U.S. Index Master Portfolio	$30,693,100	30,693,100

		215,340,131
Fixed Income Funds — 59.5%
iShares TIPS Bond ETF	410,097	47,013,520
U.S. Total Bond Index Master Portfolio	$271,372,635	271,372,635

		318,386,155
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	2,387,949	2,387,949
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	496,330	496,330

		2,884,279
Total Investments (Cost — $519,354,264*) — 100.3%		536,610,565
Liabilities in Excess of Other Assets — (0.3)%		(1,768,203)

Net Assets — 100.0%		$534,842,362

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$500,760,450

Gross unrealized appreciation	$50,650,423
Gross unrealized depreciation	(14,800,308)

Net unrealized appreciation	$35,850,115

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,955,906	432,043	[1]	—	$2,387,949	$2,387,949	$1,342	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	229,051	267,279	[1]	—	496,330	$496,330	$1,641	[2]	—
iShares Cohen & Steers REIT ETF	14,574	860		(235)	15,199	$1,567,929	$16,372		$(443)
iShares Core MSCI Total International Stock ETF	640,123	168,560		—	808,683	$39,981,288	—		—
iShares International Developed Real Estate ETF	41,936	2,800		(600)	44,136	$1,289,654	$8,813		$(2,237)
iShares MSCI EAFE Small-Cap ETF	38,878	—		—	38,878	$1,936,124	—		—
iShares TIPS Bond ETF	408,584	22,443		(20,930)	410,097	$47,013,520	—		$(205,904)
Large Cap Index Master Portfolio	$111,965,799	$7,608,109	[1]	—	$119,573,908	$119,573,908	$673,951		$(196,798)
Master Small Cap Index Series	$19,969,721	$328,407	[1]	—	$20,298,128	$20,298,128	$91,537		$(235,519)
Total International ex U.S. Index Master Portfolio	$31,996,970	—		$(1,303,870)[3]	$30,693,100	$30,693,100	$207,828		$(228,868)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$254,892,164	$16,480,471	[1]	—	$271,372,635	$271,372,635	$1,421,815		$30,569
[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$44,774,995	$170,565,136	—	$215,340,131
Fixed Income Funds	47,013,520	271,372,635	—	318,386,155
Short-Term Securities	2,884,279	—	—	2,884,279

Total	$94,672,794	$441,937,771	—	$536,610,565

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,300,080 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.5%
iShares Cohen & Steers REIT ETF	192,373	$19,845,199
iShares Core MSCI Total International Stock ETF (b)	1,694,920	83,796,845
iShares International Developed Real Estate ETF	569,601	16,643,741
iShares MSCI EAFE Small-Cap ETF	184,158	9,171,068
Large Cap Index Master Portfolio	$323,490,816	323,490,816
Master Small Cap Index Series	$38,520,128	38,520,128
Total International ex U.S. Index Master Portfolio	$99,259,838	99,259,838

		590,727,635
Fixed Income Funds — 48.3%
iShares TIPS Bond ETF (b)	688,755	78,958,873
U.S. Total Bond Index Master Portfolio	$474,196,352	474,196,352

		553,155,225
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	3,946,298	3,946,298
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	579,042	579,042

		4,525,340
Total Investments (Cost — $1,115,730,911*) — 100.2%		1,148,408,200
Liabilities in Excess of Other Assets — (0.2)%		(2,011,381)

Net Assets — 100.0%		$1,146,396,819

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,070,564,675

Gross unrealized appreciation	$80,889,968
Gross unrealized depreciation	(3,046,443)

Net unrealized appreciation	$77,843,525

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath Index 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,305,823	—		(3,359,525)[1]	3,946,298	$3,946,298	$2,707	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,715,981	—		(2,136,939)[1]	579,042	$579,042	$3,199	[2]	—
iShares Cohen & Steers REIT ETF	188,176	7,697		(3,500)	192,373	$19,845,199	$208,577		$(14,041)
iShares Core MSCI Total International Stock ETF	1,264,323	430,597		—	1,694,920	$83,796,845	—		—
iShares International Developed Real Estate ETF	555,003	22,598		(8,000)	569,601	$16,643,741	$115,598		$(48,786)
iShares MSCI EAFE Small-Cap ETF	204,158	—		(20,000)	184,158	$9,171,068	—		$17,843
iShares TIPS Bond ETF	681,438	28,417		(21,100)	688,755	$78,958,873	—		$(210,138)
Large Cap Index Master Portfolio	$310,598,522	$12,892,294	[3]	—	$323,490,816	$323,490,816	$1,809,547		$(569,403)
Master Small Cap Index Series	$38,748,461	—		$(228,333)[1]	$38,520,128	$38,520,128	$173,303		$(476,475)
Total International ex U.S. Index Master Portfolio (fka ACWI ex-U.S. Index Master Portfolio)	$106,850,308	—		$(7,590,470)[1]	$99,259,838	$99,259,838	$687,282		$(1,200,392)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$454,062,674	$20,133,678	[3]	—	$474,196,352	$474,196,352	$2,459,939		$98,667
[1] Represents net shares/beneficial interest sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$129,456,853	$461,270,782	—	$590,727,635
Fixed Income Funds	78,958,873	474,196,352	—	553,155,225
Short-Term Securities	4,525,340	—	—	4,525,340

Total	$212,941,066	$935,467,134	—	$1,148,408,200

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,516,735 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.0%
iShares Cohen & Steers REIT ETF	269,959	$27,848,971
iShares Core MSCI Total International Stock ETF (b)	2,135,085	105,558,602
iShares International Developed Real Estate ETF (b)	798,891	23,343,595
iShares MSCI EAFE Small-Cap ETF	138,530	6,898,794
Large Cap Index Master Portfolio	$299,352,217	299,352,217
Master Small Cap Index Series	$25,534,705	25,534,705
Total International ex U.S. Index Master Portfolio	$64,407,028	64,407,028

		552,943,912
Fixed Income Funds — 36.8%
iShares TIPS Bond ETF (b)	393,204	45,076,906
U.S. Total Bond Index Master Portfolio	$277,871,767	277,871,767

		322,948,673
Short-Term Securities — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	11,113,419	11,113,419
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	4,914,560	4,914,560

		16,027,979
Total Investments (Cost — $883,887,479*) — 101.6%		891,920,564
Liabilities in Excess of Other Assets — (1.6)%		(13,773,365)

Net Assets — 100.0%		$878,147,199

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$860,279,636

Gross unrealized appreciation	$46,640,773
Gross unrealized depreciation	(14,999,845)

Net unrealized appreciation	$31,640,928

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath Index 2025 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,872,778	4,240,641	[1]	—	11,113,419	$11,113,419	$4,720	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,883,549	3,031,011	[1]	—	4,914,560	$4,914,560	$10,310	[2]	—
iShares Cohen & Steers REIT ETF	248,988	23,171		(2,200)	269,959	$27,848,971	$290,667		$(20,027)
iShares Core MSCI Total International Stock ETF	1,556,261	578,824		—	2,135,085	$105,558,602	—		—
iShares International Developed Real Estate ETF	715,578	85,113		(1,800)	798,891	$23,343,595	$161,091		$(7,684)
iShares MSCI EAFE Small-Cap ETF	138,530	—		—	138,530	$6,898,794	—		—
iShares TIPS Bond ETF	361,737	37,267		(5,800)	393,204	$45,076,906	$—		$(53,310)
Large Cap Index Master Portfolio	$266,338,811	$33,013,406	[1]	—	$299,352,217	$299,352,217	$1,632,823		$(274,708)
Master Small Cap Index Series	$24,045,521	$1,489,184	[1]	—	$25,534,705	$25,534,705	$113,148		$(278,494)
Total International ex U.S. Index Master Portfolio	$68,026,251	—		$(3,619,223)[3]	$64,407,028	$64,407,028	$442,464		$(594,708)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$248,639,480	$29,232,287	[1]	—	$277,871,767	$277,871,767	$1,417,932		$128,272

[1]   Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]   Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$163,649,962	$389,293,950	—	$552,943,912
Fixed Income Funds	45,076,906	277,871,767	—	322,948,673
Short-Term Securities	16,027,979	—	—	16,027,979

Total	$224,754,847	$667,165,717	—	$891,920,564

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $12,873,130 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.6%
iShares Cohen & Steers REIT ETF (b)	514,089	$53,033,421
iShares Core MSCI Total International Stock ETF (b)	2,486,483	122,931,719
iShares International Developed Real Estate ETF (b)	1,534,604	44,841,129
iShares MSCI EAFE Small-Cap ETF (b)	241,433	12,023,363
Large Cap Index Master Portfolio	$466,230,275	466,230,275
Master Small Cap Index Series	$29,063,174	29,063,174
Total International ex U.S. Index Master Portfolio	$13,834,831	138,348,301

		866,471,382
Fixed Income Funds — 26.2%
iShares TIPS Bond ETF	363,439	41,664,647
U.S. Total Bond Index Master Portfolio	$267,395,745	267,395,745

		309,060,392
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	7,879,543	7,879,543
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	2,877,580	2,877,580

		10,757,123
Total Investments (Cost — $1,163,485,250*) — 100.7%		1,186,288,897
Liabilities in Excess of Other Assets — (0.7)%		(8,220,800)

Net Assets — 100.0%		$1,178,068,097

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,114,828,285

Gross unrealized appreciation	$91,266,015
Gross unrealized depreciation	(19,805,403)

Net unrealized appreciation	$71,460,612

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,224,689	3,654,854	[1]	—	7,879,543	$7,879,543	$4,625	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	202,078	2,675,502	[1]	—	2,877,580	$2,877,580	$5,971	[2]	—
iShares Cohen & Steers REIT ETF	509,918	26,671		(22,500)	514,089	$53,033,421	$556,325		$(3,255)
iShares Core MSCI Total International Stock ETF	1,857,147	629,336		—	2,486,483	$122,931,719	—		—
iShares International Developed Real Estate ETF	1,463,321	129,283		(58,000)	1,534,604	$44,841,129	$310,994		$(356,142)
iShares MSCI EAFE Small-Cap ETF	253,525	—		(12,092)	241,433	$12,023,363	—		$10,520
iShares TIPS Bond ETF	350,843	23,096		(10,500)	363,439	$41,664,647	—		$(106,127)
Large Cap Index Master Portfolio	$429,624,226	$36,606,049	[1]	—	$466,230,275	$466,230,275	$2,551,651		$(449,799)
Master Small Cap Index Series	$28,641,879	$421,295	[1]	—	$29,063,174	$29,063,174	$129,933		$(325,080)
Total International ex U.S. Index Master Portfolio	$142,152,800	—		$(3,804,499)[3]	$138,348,301	$138,348,301	$933,110		$(726,717)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$245,012,642	$22,383,103	[1]	—	$267,395,745	$267,395,745	$1,360,292		$95,017
[1]	Represents net shares/beneficial interest purchased.
[2]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$232,829,632	$633,641,750	—	$866,471,382
Fixed Income Funds	41,664,647	267,395,745	—	309,060,392
Short-Term Securities	10,757,123	—	—	10,757,123

Total	$285,251,402	$901,037,495	—	$1,186,288,897

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $7,537,492 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.6%
iShares Cohen & Steers REIT ETF	387,901	$40,015,867
iShares Core MSCI Total International Stock ETF (b)	2,045,896	101,149,098
iShares International Developed Real Estate ETF (b)	1,173,332	34,284,761
iShares MSCI EAFE Small-Cap ETF (b)	140,134	6,978,673
Large Cap Index Master Portfolio	$309,804,335	309,804,335
Master Small Cap Index Series	$14,289,121	14,289,121
Total International ex U.S. Index Master Portfolio	$71,864,325	71,864,325

		578,386,180
Fixed Income Funds — 16.2%
iShares TIPS Bond ETF (b)	122,911	14,090,517
U.S. Total Bond Index Master Portfolio	$97,884,791	97,884,791

		111,975,308
Short-Term Securities — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	8,251,810	8,251,810
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	3,955,362	3,955,362

		12,207,172
Total Investments (Cost — $700,551,597) — 101.6%		702,568,660
Liabilities in Excess of Other Assets — (1.6)%		(10,753,018)

Net Assets — 100.0%		$691,815,642

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$679,242,361

Gross unrealized appreciation	$44,508,368
Gross unrealized depreciation	(21,182,069)

Net unrealized appreciation	$23,326,299

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,748,132	4,503,678	[1]	—	8,251,810	$8,251,810	$3,146	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	624,013	3,331,349	[1]	—	3,955,362	$3,955,362	$3,605	[2]	—
iShares Cohen & Steers REIT ETF	365,844	33,157		(11,100)	387,901	$40,015,867	$417,720		$(51,113)
iShares Core MSCI Total International Stock ETF	1,508,195	537,701		—	2,045,896	$101,149,098	—		—
iShares International Developed Real Estate ETF	1,046,365	135,467		(8,500)	1,173,332	$34,284,761	$235,782		$(49,362)
iShares MSCI EAFE Small-Cap ETF	140,134	—		—	140,134	$6,978,673	—		—
iShares TIPS Bond ETF	112,159	11,252		(500)	122,911	$14,090,517	—		$(2,631)
Large Cap Index Master Portfolio	$276,036,983	$33,767,352	[1]	—	$309,804,335	$309,804,335	$1,682,989		$(265,035)
Master Small Cap Index Series	$13,686,883	$602,238	[1]	—	$14,289,121	$14,289,121	$63,754		$(154,476)
Total International ex U.S. Index Master Portfolio	$74,464,733	—		$(2,600,408)[3]	$71,864,325	$71,864,325	$487,119		$(523,232)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$85,746,349	$12,138,442	[1]	—	$97,884,791	$97,884,791	$489,265		$51,047

[1]	Represents net shares/beneficial interest purchased.
[2]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$182,428,399	$395,957,781	—	$578,386,180
Fixed Income Funds	14,090,517	97,884,791	—	111,975,308
Short-Term Securities	12,207,172	—	—	12,207,172

Total	$208,726,088	$493,842,572	—	$702,568,660

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $10,360,620 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 92.5%
iShares Cohen & Steers REIT ETF	554,244	$57,175,811
iShares Core MSCI Total International Stock ETF	2,234,453	110,471,356
iShares International Developed Real Estate ETF	1,675,313	48,952,646
iShares MSCI EAFE Small-Cap ETF	209,343	10,425,281
Large Cap Index Master Portfolio	$399,248,255	399,248,255
Master Small Cap Index Series	$14,876,993	14,876,993
Total International ex U.S. Index Master Portfolio	$112,889,059	112,889,059

		754,039,401
Fixed Income Funds — 7.3%
iShares TIPS Bond ETF	58,251	6,677,895
U.S. Total Bond Index Master Portfolio	$52,633,790	52,633,790

		59,311,685
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (b)	2,470,432	2,470,432
Total Investments (Cost — $809,885,299*) — 100.1%		815,821,518
Liabilities in Excess of Other Assets — (0.1)%		(611,801)

Net Assets — 100.0%		$815,209,717

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$775,751,849

Gross unrealized appreciation	$66,693,100
Gross unrealized depreciation	(26,623,431)

Net unrealized appreciation	$40,069,669

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath Index 2040 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,836,397	—		(365,965)[1]	2,470,432	$2,470,432	$3,186	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares[3]	—	—		—	—	—	$3,788	[2]	—
iShares Cohen & Steers REIT ETF	554,158	30,286		(30,200)	554,244	$57,175,811	$598,126		$(111,176)
iShares Core MSCI Total International Stock ETF	1,745,458	488,995		—	2,234,453	$110,471,356	—		—
iShares International Developed Real Estate ETF	1,585,534	135,779		(46,000)	1,675,313	$48,952,646	$338,276		$(257,920)
iShares MSCI EAFE Small-Cap ETF	229,343	—		(20,000)	209,343	$10,425,281	—		$(26,154)
iShares TIPS Bond ETF	55,895	6,156		(3,800)	58,251	$6,677,895	—		$(11,586)
Large Cap Index Master Portfolio	$372,521,982	$26,726,273	[4]	—	$399,248,255	$399,248,255	$2,175,174		$(295,905)
Master Small Cap Index Series	$14,850,473	$26,520	[4]	—	$14,876,993	$14,876,993	$66,004		$(154,584)
Total International ex U.S. Index Master Portfolio	$117,826,153	—		$(4,937,094)[1]	$112,889,059	$112,889,059	$767,829		$(1,021,210)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$45,832,656	$6,801,134	[4]	—	$52,633,790	$52,633,790	$254,192		$17,392

[1]	Represents net shares/beneficial interest sold.
[2]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	No longer held by LifePath Index Master Portfolio as of period end.
[4]	Represents net shares/beneficial interest purchased.

(b)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$227,025,094	$527,014,307	—	$754,039,401
Fixed Income Funds	6,677,895	52,633,790	—	59,311,685
Short-Term Securities	2,470,432	—	—	2,470,432

Total	$236,173,421	$579,648,097	—	$815,821,518

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath® Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.4%
iShares Cohen & Steers REIT ETF	293,903	$30,319,033
iShares Core MSCI Total International Stock ETF (b)	1,387,336	68,589,892
iShares International Developed Real Estate ETF	887,580	25,935,088
iShares MSCI EAFE Small-Cap ETF	83,700	4,168,260
Large Cap Index Master Portfolio	$197,172,182	197,172,182
Master Small Cap Index Series	$7,122,888	7,122,888
Total International ex U.S. Index Master Portfolio	$44,444,829	44,444,829

		377,752,172
Fixed Income Funds — 2.4%
iShares TIPS Bond ETF	6,525	748,026
U.S. Total Bond Index Master Portfolio	$8,524,904	8,524,904

		9,272,930
Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	3,774,355	3,774,355
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	1,382,385	1,382,385

		5,156,740
Total Investments (Cost — $394,486,955*) — 101.1%		392,181,842
Liabilities in Excess of Other Assets — (1.1)%		(4,268,655)

Net Assets — 100.0%		$387,913,187

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$382,484,474

Gross unrealized appreciation	$25,264,257
Gross unrealized depreciation	(15,566,889)

Net unrealized appreciation	$9,697,368

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath® Index 2045 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,228,251	1,546,104	[1]	—	3,774,355	$3,774,355	$1,925	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	306,340	1,076,045	[1]	—	1,382,385	$1,382,385	$5,873	[2]	—
iShares Cohen & Steers REIT ETF	276,055	28,848		(11,000)	293,903	$30,319,033	$314,278		$(54,389)
iShares Core MSCI Total International Stock ETF	1,068,849	318,487		—	1,387,336	$68,589,892	—		—
iShares International Developed Real Estate ETF	789,580	112,500		(14,500)	887,580	$25,935,088	$177,330		$(76,926)
iShares MSCI EAFE Small-Cap ETF	95,700	—		(12,000)	83,700	$4,168,260	—		$(13,514)
iShares TIPS Bond ETF	6,225	400		(100)	6,525	$748,026	—		$(176)
Large Cap Index Master Portfolio	$175,431,933	$21,740,249	[1]	—	$197,172,182	$197,172,182	$1,060,997		$(130,511)
Master Small Cap Index Series	$6,688,764	$434,124	[1]	—	$7,122,888	$7,122,888	$30,785		$(57,918)
Total International ex U.S. Index Master Portfolio	$45,792,251	—		$(1,347,422)[3]	$44,444,829	$44,444,829	$300,641		$(264,092)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$6,335,194	$2,189,710	[1]	—	$8,524,904	$8,524,904	$37,627		—

[1]	Represents net shares/beneficial interest purchased.
[2]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath® Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$129,012,273	$248,739,899	—	$377,752,172
Fixed Income Funds	748,026	8,524,904	—	9,272,930
Short-Term Securities	5,156,740	—	—	5,156,740

Total	$134,917,039	$257,264,803	—	$392,181,842

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $3,621,000 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath® Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.8%
iShares Cohen & Steers REIT ETF	292,831	$30,208,446
iShares Core MSCI Total International Stock ETF	1,343,175	66,406,572
iShares International Developed Real Estate ETF	886,493	25,903,326
iShares MSCI EAFE Small-Cap ETF (b)	70,618	3,516,776
Large Cap Index Master Portfolio	$191,207,521	191,207,521
Master Small Cap Index Series	$7,058,847	7,058,847
Total International ex U.S. Index Master Portfolio	$45,696,204	45,696,204

		369,997,692
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$3,566,003	3,566,003
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	2,196,166	2,196,166
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	230,550	230,550

		2,426,716
Total Investments (Cost — $379,788,464*) — 100.4%		375,990,411
Liabilities in Excess of Other Assets — (0.4)%		(1,561,274)

Net Assets — 100.0%		$374,429,137

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$367,504,309

Gross unrealized appreciation		$25,157,205
Gross unrealized depreciation		(16,671,103)

Net unrealized appreciation		$8,486,102

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath® Index 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,062,777	—		(866,611)[1]	2,196,166	$2,196,166	$1,571	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,208,810	—		(978,260)[1]	230,550	$230,550	$8,814	[2]	—
iShares Cohen & Steers REIT ETF	282,305	24,176		(13,650)	292,831	$30,208,446	$311,143		$(55,840)
iShares Core MSCI Total International Stock ETF	1,075,396	267,779		—	1,343,175	$66,406,572	—		—
iShares International Developed Real Estate ETF	806,393	100,400		(20,300)	886,493	$25,903,326	$175,977		$(102,026)
iShares MSCI EAFE Small-Cap ETF	89,118	—		(18,500)	70,618	$3,516,776	$—		$3,391
Large Cap Index Master Portfolio	$173,705,052	$17,502,469	[3]	—	$191,207,521	$191,207,521	$1,024,389		$(123,296)
Master Small Cap Index Series	$6,843,092	$215,755	[3]	—	$7,058,847	$7,058,847	$30,885		$(77,510)
Total International ex U.S. Index Master Portfolio (fka ACWI ex-U.S. Index Master Portfolio)	$46,580,774	$—		$(884,570)[1]	$45,696,204	$45,696,204	$307,520		$(167,789)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$3,370,948	$195,055	[3]	—	$3,566,003	$3,566,003	$19,125		$1,169
[1] Represents net shares/beneficial interest sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath® Index 2050 Master Portfolio

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$126,035,120	$243,962,572	—	$369,997,692
Fixed Income Funds	—	3,566,003	—	3,566,003
Short-Term Securities	2,426,716	—	—	2,426,716

Total	$128,461,836	$247,528,575	—	$375,990,411

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $603,900 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath® Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.7%
iShares Cohen & Steers REIT ETF (b)	102,068	$10,529,335
iShares Core MSCI Total International Stock ETF	589,735	29,156,498
iShares International Developed Real Estate ETF (b)	309,299	9,037,717
iShares MSCI EAFE Small-Cap ETF	15,217	757,807
Large Cap Index Master Portfolio	$66,874,609	66,874,609
Master Small Cap Index Series	$2,468,551	2,468,551
Total International ex U.S. Index Master Portfolio	$10,429,719	10,429,719

		129,254,236
Fixed Income Fund — 0.9%
U.S. Total Bond Index Master Portfolio	$1,237,823	1,237,823
Short-Term Securities — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (c)(d)	3,333,156	3,333,156
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (c)(d)	1,601,963	1,601,963

		4,935,119
Total Investments (Cost — $136,358,849*) — 103.4%		135,427,178
Liabilities in Excess of Other Assets — (3.4)%		(4,496,961)

Net Assets — 100.0%		$130,930,217

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$134,215,128

Gross unrealized appreciation		$7,717,767
Gross unrealized depreciation		(6,505,717)

Net unrealized appreciation		$1,212,050

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath® Index 2055 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,001,864	331,292	[1]	—	3,333,156	$3,333,156	$793	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,681,340	—		(79,377)[3]	1,601,963	$1,601,963	$3,299	[2]	—
iShares Cohen & Steers REIT ETF	88,789	15,419		(2,140)	102,068	$10,529,335	$107,874		$(5,023)
iShares Core MSCI Total International Stock ETF	431,175	158,560		—	589,735	$29,156,498	—		—
iShares International Developed Real Estate ETF	253,583	60,416		(4,700)	309,299	$9,037,717	$61,259		$(21,756)
iShares MSCI EAFE Small-Cap ETF	21,217	—		(6,000)	15,217	$757,807	—		$10,365
Large Cap Index Master Portfolio	$55,147,907	$11,726,702	[1]	—	$66,874,609	$66,874,609	$346,135		$(42,468)
Master Small Cap Index Series	$2,173,646	$294,905	[1]	—	$2,468,551	$2,468,551	$10,468		$(23,796)
Total International ex U.S. Index Master Portfolio	$10,703,083	—		$(273,364)[3]	$10,429,719	$10,429,719	$70,422		$(51,805)
U.S. Total Bond Index Master Portfolio (fka Bond Index Master Portfolio)	$1,070,209	$167,614	[1]	—	$1,237,823	$1,237,823	$6,394		$169
[1] Represents net shares/beneficial interest purchased.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath® Index 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$49,481,357	$79,772,879	—	$129,254,236
Fixed Income Funds	—	1,237,823	—	1,237,823
Short-Term Securities	4,935,119	—	—	4,935,119

Total	$54,416,476	$81,010,702	—	$135,427,178

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $4,196,160 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	LifePath® Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.0%
iShares Cohen & Steers REIT ETF	851	$87,789
iShares Core MSCI Total International Stock ETF	6,785	335,450
iShares International Developed Real Estate ETF	2,569	75,066
Large Cap Index Master Portfolio	$561,921	561,921
Master Small Cap Index Series	$20,733	20,733

		1,080,959
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$11,036	11,036
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (b)	1,998	1,998
Total Investments (Cost — $1,012,607*) — 99.2%		1,093,993
Other Assets Less Liabilities — 0.8%		8,274

Net Assets — 100.0%		$1,102,267

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$1,012,607

Gross unrealized appreciation		$81,386
Gross unrealized depreciation		—

Net unrealized appreciation		$81,386

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	LifePath® Index 2060 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	—	$1,998	—	—
iShares Cohen & Steers REIT ETF	—	1,619	(768)	851	$87,789	$900	$(792)
iShares Core MSCI Total International Stock ETF	—	13,040	(6,255)	6,785	$335,450	—	$(534)
iShares International Developed Real Estate ETF	—	4,899	(2,330)	2,569	$75,066	$509	$(267)
Large Cap Index Master Portfolio	—	561,921	—	$561,921	$561,921	$1,119	$6,464
Master Small Cap Index Series	—	20,733	—	$20,733	$20,733	$51	$569
U.S. Total Bond Index Master Portfolio	—	11,036	—	11,036	$11,036	$22	$13

(b)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	LifePath® Index 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$498,305	$582,654	—	$1,080,959
Fixed Income Funds	—	11,036	—	11,036
Short-Term Securities	1,998	—	—	1,998

Total	$500,303	$593,690	—	$1,093,993

During the period ended March 31, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.3%
Bank of America N.A.:
0.61%, 4/05/16 (a)	$497,400	$497,400,000
0.48%, 4/18/16	100,000	100,000,000
0.60%, 4/20/16 (a)	150,000	150,000,000
0.74%, 7/05/16 (a)	250,000	250,000,000
0.78%, 7/13/16 (a)	200,000	200,000,000
HSBC Bank USA NA, 0.57%, 5/24/16	50,000	50,000,000
State Street Bank & Trust (a):
0.80%, 9/16/16	131,500	131,500,000
0.78%, 9/23/16	189,650	189,650,000
Wells Fargo Bank NA:
0.57%, 4/01/16 (a)	177,500	177,500,000
0.79%, 7/13/16 (a)	175,000	175,000,000
0.84%, 9/13/16	72,500	72,500,000
1.06%, 2/01/17	287,000	287,000,000
0.95%, 2/15/17 (a)	125,000	125,000,000

		2,405,550,000
Yankee — 22.7% (b)
Bank of Montreal, Chicago:
0.63%, 4/21/16 (a)	400,000	400,000,000
0.79%, 6/01/16 (a)	130,000	130,000,000
0.68%, 7/21/16 (a)	125,000	125,000,000
1.10%, 2/02/17	205,000	205,000,000
Bank of Nova Scotia, Houston:
0.60%, 4/08/16 (a)	185,000	185,000,000
0.57%, 4/15/16 (a)	92,000	92,000,000
0.61%, 5/09/16 (a)	150,000	150,000,000
0.58%, 6/06/16 (a)	100,000	100,000,000
0.80%, 8/26/16	125,000	125,000,000
BNP Paribas SA, New York (a):
0.80%, 8/01/16	300,000	300,000,000
0.81%, 8/19/16	225,000	225,000,000
Canadian Imperial Bank of Commerce, New York (a):
0.59%, 4/18/16	200,000	200,000,000
0.61%, 5/19/16	400,000	400,000,000
0.57%, 5/23/16	400,000	400,000,000
0.57%, 6/01/16	250,000	250,000,000
0.64%, 6/01/16	200,000	200,000,000
0.67%, 6/30/16	150,000	150,000,000
Credit Industriel et Commercial, New York (a):
0.83%, 8/01/16	80,000	80,000,000
0.84%, 8/08/16	81,000	81,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.65%, 4/07/16	40,000	40,000,000
0.63%, 6/20/16	99,400	99,400,000
0.65%, 7/05/16	50,000	50,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Mitsubishi UFJ Trust & Banking Corp., New York (continued):
0.82%, 7/07/16 (a)	$215,000	$215,000,000
Mizuho Bank Ltd., New York:
0.51%, 4/01/16	50,000	50,000,000
0.81%, 7/19/16 (a)	124,000	124,000,000
0.81%, 7/26/16 (a)	123,550	123,550,000
0.81%, 9/23/16 (a)	91,000	91,000,000
Natixis, New York, 0.63%, 6/04/16 (c)	50,000	50,000,000
Nordea Bank AB, New York:
0.61%, 5/13/16 (a)	180,000	180,000,000
0.53%, 5/19/16	20,000	20,000,000
Norinchukin Bank, New York:
0.61%, 6/14/16	125,000	125,000,000
0.82%, 7/08/16 (a)	295,500	295,500,000
0.85%, 9/06/16	176,645	176,645,000
0.80%, 9/21/16 (a)	38,000	38,000,000
Rabobank Nederland, New York (a):
0.61%, 4/11/16	200,000	200,000,000
0.76%, 7/06/16	100,000	100,000,000
0.79%, 8/11/16	328,300	328,300,000
Royal Bank of Canada, New York:
0.79%, 7/08/16 (a)	200,000	200,000,000
0.87%, 10/14/16 (a)	180,000	180,000,000
0.94%, 11/01/16	200,000	200,000,000
0.91%, 12/16/16 (a)	200,000	200,000,000
Skandinaviska Enskilda Banken AB, New York:
0.68%, 4/05/16 (a)	200,000	200,000,000
0.53%, 5/19/16	20,000	20,000,000
Standard Chartered Bank, New York, 0.65%, 4/08/16	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York (a):
0.66%, 4/07/16	130,000	130,000,000
0.80%, 6/21/16	100,000	100,000,000
0.84%, 7/08/16	100,000	100,000,000
0.64%, 7/15/16	250,000	250,000,000
0.82%, 7/28/16	150,000	150,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.62%, 6/14/16	100,000	100,000,000
0.62%, 6/21/16	220,450	220,450,000
0.84%, 7/11/16 (a)	120,000	120,000,000
Svenska Handelsbanken AB, New York, 0.56%, 5/19/16	20,000	20,000,133
Toronto-Dominion Bank, New York:
0.60%, 5/19/16 (a)	75,000	75,000,000
0.75%, 6/06/16	130,000	130,000,000
0.87%, 10/17/16 (a)	137,000	137,000,000
1.11%, 2/02/17	214,000	214,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments (continued)	Money Market Master Portfolio

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
UBS AG, Stamford (a):
0.82%, 7/11/16	$476,250	$476,250,000
0.82%, 8/08/16	215,000	215,000,000
0.83%, 9/09/16	290,000	290,000,000
Westpac Banking Corp., New York (a):
0.87%, 10/21/16	25,000	25,000,000
0.98%, 2/06/17	200,000	200,000,000

		10,257,095,133
Total Certificates of Deposit — 28.0%		12,662,645,133

Commercial Paper
ABN Amro Funding USA LLC (c):
0.57%, 4/05/16	15,950	15,948,990
0.63%, 6/03/16	170,000	169,812,575
0.61%, 6/15/16	150,000	149,809,375
Albion Capital LLC, 0.52%, 5/17/16 (c)	75,000	74,950,167
ANZ New Zealand International Ltd., London (a):
0.62%, 5/03/16	100,000	100,000,000
0.59%, 6/03/16 (d)	50,000	50,000,000
ASB Finance Ltd., London:
0.65%, 5/09/16 (a)	100,000	100,000,000
0.69%, 7/01/16 (a)	150,000	150,000,000
1.08%, 2/01/17 (c)	40,000	39,636,200
AstraZeneca PLC, 0.68%, 4/07/16 (c)	21,500	21,497,563
Atlantic Asset Securitization LLC (c):
0.65%, 4/04/16	103,611	103,605,388
0.61%, 5/17/16	48,021	47,983,570
Australia & New Zealand Banking Group Ltd. (a):
0.64%, 5/23/16	250,000	250,000,000
0.65%, 5/26/16	250,000	250,000,000
0.79%, 6/03/16	180,000	180,000,000
AutoZone, Inc. (c):
0.66%, 4/13/16	23,300	23,294,874
0.67%, 4/22/16	50,000	49,980,458
Bank of Nova Scotia:
0.57%, 4/21/16 (a)	75,000	74,998,302
0.50%, 5/04/16 (c)(d)	190,000	189,912,917
0.85%, 8/26/16 (c)(d)	35,000	34,878,521
0.85%, 9/01/16 (c)	57,000	56,794,087
Bedford Row Funding Corp.:
0.64%, 4/07/16 (a)	75,000	75,000,000
0.63%, 4/20/16 (a)	100,000	100,000,000
0.59%, 5/10/16 (a)	100,000	100,000,000
0.84%, 6/13/16 (a)	100,000	100,000,000
0.85%, 9/06/16 (c)	65,000	64,757,514

Commercial Paper	Par (000)	Value
Bennington Stark Capital Co. LLC (c):
0.55%, 4/07/16	$51,000	$50,995,325
0.62%, 5/02/16	50,000	49,973,306
0.62%, 5/03/16	50,000	49,972,444
0.52%, 5/16/16	150,000	149,902,500
0.52%, 5/17/16	49,000	48,967,442
0.52%, 5/18/16	130,000	129,911,744
BNP Paribas Fortis SA, New York, 0.25%, 4/01/16 (c)	425,000	425,000,000
Caisse Centrale Desjardins du Quebec, 0.52%, 5/25/16 (c)	23,300	23,281,826
Cancara Asset Securitisation LLC, 0.50%, 6/01/16 (c)	242,000	241,794,972
Carnival Corp., 0.64%, 4/07/16 (c)	119,000	118,987,307
Chariot Funding LLC, 0.52%, 5/04/16 (c)	48,000	47,977,120
Collateralized Commercial Paper Co. LLC, 0.64%, 4/19/16 (a)	110,000	110,000,000
Collateralized Commercial Paper II Co.:
0.53%, 5/13/16 (c)	100,000	99,938,167
0.84%, 6/08/16 (a)	100,000	100,000,000
0.85%, 7/07/16 (a)	170,000	170,000,000
0.80%, 7/26/16 (a)	100,000	100,000,000
Commonwealth Bank of Australia (a):
0.56%, 4/29/16	48,000	48,000,000
0.56%, 5/20/16	100,000	99,997,254
0.62%, 6/02/16	100,000	100,000,000
0.62%, 6/14/16	150,000	150,000,000
0.64%, 6/24/16	340,000	340,000,000
0.66%, 6/28/16	200,000	200,000,000
0.69%, 7/05/16	49,000	49,000,000
0.63%, 7/15/16	75,000	75,000,000
0.97%, 1/27/17	93,000	93,000,000
Crown Point Capital LLC, 0.57%, 4/11/16 (c)	100,000	99,984,167
Deutsche Telekom AG, 0.85%, 4/04/16 (c)	50,000	49,996,458
DNB Bank ASA, 0.85%, 9/01/16 (c)	23,500	23,415,106
Enterprise Products Operating LLC, 0.82%, 4/05/16 (c)	122,000	121,988,884
HSBC Bank PLC (a):
0.67%, 7/06/16	160,000	160,000,000
0.78%, 7/15/16	75,000	75,000,000
Hyundai Capital America (c):
0.90%, 4/11/16	49,220	49,207,695
0.75%, 4/21/16	45,000	44,981,250
0.77%, 4/29/16	74,000	73,955,682
ING US Funding LLC (c):
0.62%, 4/15/16	112,000	111,972,996
0.69%, 7/05/16	118,650	118,433,958

2	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
J.P. Morgan Securities LLC, 1.13%, 2/01/17 (c)	$149,500	$148,076,760
Kellogg Co., 0.65%, 4/13/16 (c)	50,000	49,989,167
Kells Funding LLC, 0.61%, 6/13/16 (c)	50,000	49,938,153
LMA Americas LLC, 0.60%, 5/12/16 (c)	30,000	29,979,500
Lyondellbasell Investment LLC (c):
0.70%, 5/03/16	50,000	49,968,889
0.70%, 5/04/16 (d)	25,000	24,983,958
Manhattan Asset Funding Co. LLC, 0.50%, 4/04/16 (c)	1,800	1,799,925
Mitsubishi UFJ Trust & Banking Corp., New York (c):
0.70%, 4/04/16	40,000	39,997,667
0.70%, 6/09/16	100,000	99,865,833
Mizuho Bank Ltd., 0.49%, 4/18/16 (c)(d)	262,000	261,939,376
National Australia Bank Ltd.:
0.79%, 6/08/16 (a)	140,000	140,000,000
0.96%, 11/01/16 (c)(d)	163,000	162,079,503
0.96%, 11/02/16 (c)(d)	100,000	99,432,639
National Bank of Canada, 0.65%, 7/25/16 (a)	200,000	200,000,000
Nieuw Amsterdam Receivables Corp., 0.46%, 5/04/16 (c)	43,132	43,113,813
Nissan Motor Acceptance Corp. (c):
0.73%, 4/01/16	48,300	48,300,000
0.72%, 4/05/16	50,000	49,996,000
0.75%, 4/08/16	60,000	59,991,250
0.75%, 4/18/16	45,000	44,984,062
Nordea Bank AB (c):
0.40%, 4/01/16	150,000	150,000,000
0.50%, 4/18/16	9,500	9,497,779
Old Line Funding LLC (c):
0.51%, 5/16/16	80,000	79,949,000
0.63%, 5/23/16	50,000	49,954,500
0.86%, 7/18/16	50,000	49,871,000
Oversea Chinese Banking Corp. Ltd., 0.63%, 5/19/16 (a)	40,000	40,000,000
Rabobank Nederland, New York, 0.82%, 8/23/16 (c)	25,000	24,918,000
Sheffield Receivable Corp. (c):
0.75%, 4/25/16	200,000	199,900,000
0.75%, 4/26/16	200,000	199,895,833
0.80%, 5/11/16	115,000	114,897,778
0.80%, 6/14/16	250,000	249,588,889
Sumitomo Mitsui Banking Corp. (c):
0.50%, 4/01/16	75,000	75,000,000
0.61%, 6/22/16	150,000	149,791,583
Sumitomo Trust & Banking Co. Ltd. (c):
0.67%, 4/15/16	125,000	124,967,431

Commercial Paper	Par (000)	Value
Sumitomo Trust & Banking Co. Ltd. (c) (continued):
0.65%, 5/25/16	$400,000	$399,610,000
Thunder Bay Funding LLC, 0.83%, 6/15/16 (c)	86,000	85,851,292
United Overseas Bank Ltd., 0.85%, 9/16/16 (c)(d)	100,000	99,603,333
UnitedHealth Group, Inc., 0.62%, 4/04/16 (c)	80,000	79,995,867
Versailles Com Paper LLC (c):
0.66%, 4/01/16	200,000	200,000,000
0.62%, 6/10/16	53,000	52,935,639
Victory Receivables Corp., 0.48%, 4/13/16 (c)	45,000	44,992,800
Westpac Banking Corp.:
0.35%, 4/01/16 (a)	150,000	150,000,000
0.64%, 6/23/16 (a)	485,000	485,000,000
0.99%, 12/19/16 (c)	193,000	191,623,481
Westpac Securities NZ Ltd., London (a):
0.58%, 5/06/16 (d)	50,000	50,000,000
0.64%, 5/23/16	198,500	198,500,000
Total Commercial Paper — 25.9%		11,734,276,804

Corporate Notes
GE Capital International Funding Co., 0.96%, 4/15/16 (d)	177,476	177,505,398
Toyota Motor Credit Corp., 2.00%, 9/15/16	3,622	3,642,711
Total Corporate Notes — 0.4%		181,148,109

Time Deposits
BNP Paribas SA, 0.25%, 4/01/16	150,000	150,000,000
Credit Agricole Corporate & Investment Bank, 0.27%, 4/01/16	50,000	50,000,000
Natixis, SA, 0.25%, 4/01/16	435,000	435,000,000
Svenska Handelsbanken AB, 0.25%, 4/01/16	1,100,000	1,100,000,000
Swedbank AB, New York, 0.25%, 4/01/16	1,000,000	1,000,000,000
Total Time Deposits — 6.0%		2,735,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.45%, 8/16/17 (a)	80,000	79,988,876

BLACKROCK FUNDS III	MARCH 31, 2016	3

Schedule of Investments (continued)	Money Market Master Portfolio

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank (a):
0.45%, 8/01/16	$75,000	$74,997,466
0.41%, 10/03/16	74,500	74,492,630
0.53%, 11/21/16	32,000	32,017,692
0.45%, 1/30/17	150,000	149,974,661
0.47%, 3/24/17	50,000	50,002,627
0.45%, 3/29/17	100,000	99,990,545
0.47%, 7/13/17	100,000	99,973,956
0.52%, 7/20/17	50,000	49,988,883
0.49%, 9/13/17	115,000	115,000,000
0.56%, 10/27/17	145,000	144,952,393
0.60%, 3/02/18	68,000	67,999,288
Federal Farm Credit Bank Variable Rate Notes (a):
0.57%, 12/04/17	125,000	125,000,000
0.59%, 1/26/18	90,000	89,983,229
Federal Home Loan Bank (a):
0.54%, 5/27/16	35,000	34,999,185
0.47%, 9/26/16	12,000	11,999,752
0.49%, 2/07/17	68,000	67,974,835
Freddie Mac Discount Notes, 0.49%, 9/20/16 (c)	49,400	49,284,349
Total U.S. Government Sponsored Agency Obligations — 3.1%		1,418,620,367

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 0.47%, 10/31/17 (a)	62,500	62,338,413

Repurchase Agreements
BNP Paribas Securities Corp., 0.35%, 4/01/16 (Purchased on 3/31/15 to be repurchased at $166,001,614, collateralized by various Corporate/Debt Obligations, 0.47% to 6.25%, due 7/16/18 to 9/25/46, original par and fair values of $425,661,766 and $186,888,371, respectively)	166,000	166,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $186,888,371)		166,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $100,000,833, collateralized by various Corporate/Debt Obligations, 0.00% to 2.75%, due 4/13/16 to 2/15/25, original par and fair values of $96,510,263 and $102,429,925, respectively)	$100,000	$100,000,000
Citigroup Global Markets, Inc., 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $75,001,646, collateralized by various U.S. Treasury Obligations, 1.88% to 3.75%, due 8/31/22 to 8/15/41, original par and fair values of $69,708,221 and $76,501,020, respectively) (e)	75,001	75,001,000
Citigroup Global Markets, Inc., 0.97%, 6/04/16 (Purchased on 3/31/16 to be repurchased at $150,262,708, collateralized by various Corporate/Debt Obligations, 0.74% to 6.38%, due 3/18/26 to 12/13/48, original par and fair values of $404,639,362 and $160,500,000, respectively) (f)	150,000	150,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $339,430,945)		325,001,000
Credit Suisse Securities (USA) LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $324,005,400, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 11.75%, due 8/03/16 to 5/29/49, original par and fair values of $624,160,768 and $376,156,054, respectively)	324,000	324,000,000
Credit Suisse Securities (USA) LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $163,502,725, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 8.00%, due 4/15/21 to 5/15/54, original par and fair values of $213,902,016 and $174,949,642, respectively)	163,500	163,500,000

4	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.89%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $400,344,944, collateralized by various Corporate/Debt Obligations, 0.00% to 9.89%, due 5/15/21 to 9/25/55, original par and fair values of $738,617,623 and $480,004,701, respectively) (f)	$400,000	$400,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,031,110,397)		887,500,000
Federal Reserve Bank of New York, 0.25%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $11,200,077,778, collateralized by various U.S. Treasury Obligations, 1.13% to 6.38%, due 10/31/18 to 8/15/39, original par and fair values of $8,855,921,700 and $11,200,077,870, respectively)	11,200,000	11,200,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $11,200,077,870)		11,200,000,000
Goldman Sachs & Co., 0.37%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $563,040,505, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 9.09%, due 6/25/19 to 11/25/47, original par and fair values of $12,053,223,468 and $607,261,720, respectively)	563,000	563,000,000
Goldman Sachs & Co., 0.37%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $367,030,404, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.32%, due 8/15/26 to 10/15/49, original par and fair values of $5,584,073,063 and $392,690,000, respectively)	367,000	367,000,000
Total Value of Goldman Sachs & Co. (collateral value of $999,951,720)		930,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.37%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $50,000,514, collateralized by various Corporate/Debt Obligations, 1.25% to 8.88%, due 1/18/19 to 10/23/35, original par and fair values of $52,372,000 and $51,823,842, respectively)	$50,000	$50,000,000
HSBC Securities (USA), Inc., 0.45%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $185,002,313, collateralized by various Corporate/Debt Obligations, 2.38% to 11.00%, due 4/15/16 to 11/01/35, original par and fair values of $194,607,000 and $194,098,326, respectively)	185,000	185,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $245,922,168)		235,000,000
J.P. Morgan Securities LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $60,001,000, collateralized by various Corporate/Debt Obligations, 0.64% to 6.05%, due 11/25/36 to 12/25/37, original par and fair values of $344,830,535 and $75,000,470, respectively)	60,000	60,000,000
J.P. Morgan Securities LLC, 0.72%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $150,104,563, collateralized by various Corporate/Debt Obligations, 0.19% to 4.81%, due 2/05/30 to 4/25/55, original par and fair values of $235,511,860 and $160,501,179, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.80%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $150,116,229, collateralized by various Corporate/Debt Obligations, 0.58% to 6.24%, due 6/25/27 to 9/25/46, original par and fair values of $611,143,521 and $187,500,070, respectively) (f)	150,000	150,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	5

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.92%, 5/16/16 (Purchased on 2/16/16 to be repurchased at $142,326,600, collateralized by various Corporate/Debt Obligations, 0.58% to 7.21%, due 1/15/29 to 3/25/38, original par and fair values of $567,338,716 and $177,503,475, respectively)	$142,000	$142,000,000
J.P. Morgan Securities LLC, 1.01%, 6/30/16 (Purchased on 3/31/16 to be repurchased at $150,382,579, collateralized by various Corporate/Debt Obligations, 0.00% to 7.35%, due 6/25/21 to 3/09/47, original par and fair values of $672,493,016 and $187,501,328, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 1.13%, 6/30/16 (Purchased on 3/31/16 to be repurchased at $200,570,772, collateralized by various Corporate/Debt Obligations, 0.00% to 7.07%, due 2/05/30 to 11/25/60, original par and fair values of $318,990,073 and $240,003,051, respectively) (f)	200,000	200,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,028,009,573 )		852,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $28,988,225, collateralized by a U.S. Government Sponsored Agency Obligation, 3.75%, due 11/15/43, original par and fair value of $23,682,900 and $29,567,840, respectively)	28,988	28,988,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.38%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $341,029,196, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 10.50%, due 3/25/19 to 1/20/66, original par and fair values of $18,221,112,564 and $367,448,909, respectively)	341,000	341,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.85%, 5/15/16 (Purchased on 3/31/16 to be repurchased at $42,044,625, collateralized by a Corporate Debt/Obligation, 0.69%, due 3/04/39, original par and fair value of $62,824,126 and $52,500,000, respectively) (f)	$42,000	$42,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $449,516,749)		411,988,000
Mizuho Security USA, Inc., 0.48%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $75,001,000, collateralized by various U.S. Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 0.00% to 6.72%, due 9/25/33 to 11/25/45, original par and fair values of $423,497,691 and $80,735,484, respectively)	75,000	75,000,000
Mizuho Security USA, Inc., 1.45%, 5/02/16 (Purchased on 3/31/16 to be repurchased at $44,807,797, collateralized by a U.S. Government Sponsored Agency Obligation, 10.43%, due 6/15/27, original par and fair value of $141,753,505 and $47,882,500, respectively) (f)	44,750	44,750,000
Total Value of Mizuho Security USA, Inc. (collateral value of $128,617,984 )		119,750,000
RBC Capital Markets LLC, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $209,001,858, collateralized by various Corporate/Debt Obligations, 0.86% to 10.20%, due 5/17/16 to 12/31/49, original par and fair values of $207,669,996 and $219,450,083, respectively)	209,000	209,000,000

6	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.33%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $90,000,825, collateralized by various Corporate/Debt Obligations, 0.00% to 0.50%, due 4/11/16 to 12/19/16, original par and fair values of $94,667,074 and $94,500,000, respectively)	$90,000	$90,000,000
RBC Capital Markets LLC, 0.33%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $51,000,468, collateralized by various Corporate/Debt Obligations, 0.95% to 9.00%, due 6/29/17 to 3/01/46, original par and fair values of $154,234,723 and $53,679,338, respectively)	51,000	51,000,000
Total Value of RBC Capital Markets LLC (collateral value of $367,629,421 )		350,000,000
Wells Fargo Securities LLC, 0.40%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $320,003,556, collateralized by various Corporate/Debt Obligations, 0.64% to 5.55%, due 3/15/18 to 10/15/48, original par and fair values of $341,478,256 and $342,400,000, respectively)	320,000	320,000,000
Wells Fargo Securities LLC, 0.85%, 4/11/16 (Purchased on 1/11/16 to be repurchased at $93,214,853, collateralized by various Corporate/Debt Obligations, 0.00% to 8.75%, due 5/16/16 to 8/04/45, original par and fair values of $91,236,100 and $97,665,750, respectively)	93,015	93,015,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/01/16 to be repurchased at $75,147,875, collateralized by various Corporate/Debt Obligations, 1.45% to 5.25%, due 4/16/16 to 9/17/44, original par and fair values of $77,409,000 and $78,750,189, respectively)	$75,000	$75,000,000
Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/02/16 to be repurchased at $186,362,700, collateralized by various Corporate/Debt Obligations, 0.01% to 8.00%, due 4/06/16 to 5/15/77, original par and fair values of $186,721,000 and $195,300,163, respectively	186,000	186,000,000

Total Value of Wells Fargo Securities LLC (collateral value of $714,116,102)		674,015,000
Total Repurchase Agreements — 35.7%		16,151,254,000
Total Investments (Cost — $44,945,282,826*) — 99.2%		44,945,282,826
Other Assets Less Liabilities — 0.8%		344,422,443

Net Assets — 100.0%		$45,289,705,269

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

BLACKROCK FUNDS III	MARCH 31, 2016	7

Schedule of Investments (concluded)	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$44,945,282,826	—	$44,945,282,826
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $333,709,507 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

8	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.9%
Citibank NA, 0.65%, 5/20/16	$74,000	$74,000,000
HSBC Bank USA NA, 0.57%, 5/24/16	59,000	59,000,000
State Street Bank & Trust (a):
0.80%, 9/16/16	82,000	82,000,000
0.78%, 9/23/16	100,000	100,000,000
Wells Fargo Bank NA:
0.57%, 4/01/16 (a)	80,000	80,000,000
0.79%, 7/13/16 (a)	75,000	75,000,000
0.84%, 9/13/16	25,000	25,000,000
1.06%, 2/01/17	195,500	195,500,000
0.95%, 2/15/17 (a)	70,000	70,000,000

		760,500,000
Yankee (b) — 23.1%
Bank of Montreal, Chicago:
0.63%, 4/21/16 (a)	100,000	100,000,000
0.79%, 6/01/16 (a)	150,000	150,000,000
0.79%, 7/13/16 (a)	150,000	150,000,000
0.68%, 7/21/16 (a)	75,000	75,000,000
1.10%, 2/02/17	130,000	130,000,000
Bank of Nova Scotia, Houston:
0.79%, 7/12/16 (a)	75,000	75,000,000
0.80%, 8/26/16	119,600	119,600,000
BNP Paribas SA, New York (a):
0.80%, 8/01/16	199,000	199,000,000
0.81%, 8/19/16	75,000	75,000,000
Canadian Imperial Bank of Commerce, New York (a):
0.59%, 4/16/16	100,000	100,000,000
0.61%, 5/19/16	99,200	99,200,000
0.57%, 6/01/16	200,000	200,000,000
0.64%, 6/01/16	100,000	100,000,000
0.67%, 6/30/16	150,000	150,000,000
Credit Industriel et Commercial, New York (a):
0.83%, 8/01/16	50,000	50,000,000
0.84%, 8/08/16	50,000	50,000,000
Mitsubishi UFJ Trust & Banking
Corp., New York:
0.65%, 4/07/16	35,000	35,000,000
0.63%, 6/20/16	200,000	200,000,000
0.65%, 7/05/16	50,000	50,000,000
0.83%, 7/05/16 (a)	150,000	150,000,000
Mizuho Bank Ltd., New York:
0.51%, 4/01/16	50,000	50,000,000
0.68%, 6/03/16	150,000	150,000,000
0.75%, 7/15/16	100,000	99,781,250
0.81%, 7/19/16 (a)	75,000	75,000,000
0.81%, 7/26/16 (a)	75,000	75,000,000
0.82%, 8/15/16	75,000	74,767,667
Nordea Bank Finland PLC, New York, 0.61%, 5/13/16 (a)	95,000	95,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Norinchukin Bank, New York:
0.61%, 6/14/16	$75,000	$75,000,000
0.82%, 7/08/16 (a)	200,000	200,000,000
0.85%, 9/06/16	130,000	130,000,000
Oversea Chinese Banking Corp. Ltd., New York, 0.48%, 5/18/16	242,600	242,600,000
Rabobank Nederland, New York:
0.61%, 4/11/16 (a)	100,000	100,000,000
0.53%, 5/10/16	86,000	86,000,000
0.76%, 7/06/16 (a)	200,000	200,000,000
0.79%, 8/11/16 (a)	200,000	200,000,000
Royal Bank of Canada, New York:
0.94%, 11/01/16	129,000	129,000,000
0.91%, 12/16/16 (a)	50,000	50,000,000
Skandinaviska Enskilda Banken
AB, 0.80%, 7/19/16	42,000	42,008,792
Sumitomo Mitsui Banking Corp., New York, 0.66%, 4/07/16 (a)	100,000	100,000,000
Sumitomo Trust & Banking Co. Ltd.:
0.64%, 5/20/16	150,000	150,000,000
0.62%, 6/21/16	133,000	133,000,000
0.84%, 7/08/16 (a)	96,500	96,500,000
0.84%, 7/11/16 (a)	100,000	100,000,000
Toronto-Dominion Bank, New York:
0.50%, 5/06/16	75,000	75,000,000
0.60%, 5/19/16 (a)	25,000	25,000,000
0.68%, 6/06/16 (a)	100,000	100,000,000
0.75%, 6/06/16	70,000	70,000,000
0.87%, 10/17/16 (a)	42,500	42,500,000
1.11%, 2/02/17	136,000	136,000,000
UBS AG, Stamford (a):
0.82%, 7/11/16	250,000	250,000,000
0.83%, 9/09/16	190,000	190,000,000
Westpac Banking Corp., New York (a):
0.69%, 6/03/16	150,000	150,000,000
0.98%, 2/06/17	127,000	127,000,000

		6,076,957,709
Total Certificates of Deposit — 26.0%		6,837,457,709

Commercial Paper
ABN Amro Funding USA LLC, 0.61%, 6/15/16 (c)	99,650	99,523,362
Albion Capital LLC, 0.62%, 5/16/16 (c)	50,084	50,045,185
ANZ New Zealand International Ltd., London (a):
0.61%, 5/03/16	50,000	50,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Commercial Paper	Par (000)	Value
ANZ New Zealand International Ltd., London (a) (continued):
0.61%, 5/04/16	$45,000	$45,000,025
0.64%, 5/05/16	150,000	150,000,000
0.59%, 6/03/16 (d)	100,000	100,000,000
ASB Finance Ltd., London (d):
0.65%, 5/16/16 (a)	150,000	150,000,000
1.08%, 2/01/17 (c)	25,000	24,772,625
Australia & New Zealand Banking International Group Ltd., 0.65%, 5/26/16 (a)	250,000	250,000,000
Bank of Nova Scotia (c)(d):
0.50%, 5/04/16	98,000	97,955,083
0.85%, 8/26/16	15,000	14,947,938
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.70%, 6/09/16 (c)	200,000	199,731,667
Bedford Row Funding Corp.:
0.64%, 4/07/16 (a)	75,000	75,000,000
0.63%, 4/20/16 (a)	25,750	25,750,000
0.84%, 6/13/16 (a)	100,000	100,000,000
0.80%, 7/13/16 (a)	97,500	97,500,000
0.85%, 9/06/16 (c)	35,000	34,869,431
0.83%, 9/12/16 (a)	100,000	100,000,000
Bennington Stark Capital Co. (c):
0.55%, 4/07/16	50,000	49,995,417
0.52%, 5/16/16	50,000	49,967,500
BNP Paribas Fortis SA, New York, 0.25%, 4/01/16 (c)	396,489	396,489,000
Caisse des Depots et Consignations, 0.60%, 4/22/16 (a)	250,000	250,000,000
Cancara Asset Securitisation LLC, 0.67%, 5/03/16 (c)	99,500	99,440,742
Chariot Funding LLC:
0.52%, 5/04/16 (c)	25,500	25,487,845
0.85%, 7/11/16 (c)	30,000	29,928,458
0.88%, 10/05/16 (a)	139,100	139,100,000
Chevron Corp., 0.55%, 4/13/16 (c)	200,000	199,963,333
Collateralized Commercial Paper II Co.:
0.53%, 5/13/16 (c)	99,650	99,588,383
0.84%, 6/08/16 (a)	100,000	100,000,000
0.85%, 7/07/16 (a)	100,000	100,000,000
0.80%, 7/26/16 (a)	100,000	100,000,000
Commonwealth Bank of Australia (a):
0.56%, 4/29/16	27,000	27,000,000
0.62%, 6/02/16	100,000	100,000,000
0.62%, 6/14/16	50,000	50,000,000
0.69%, 7/05/16	185,000	185,000,000
0.63%, 7/15/16	25,000	25,000,000
0.97%, 1/27/17	60,000	60,000,000

Commercial Paper	Par (000)	Value
CRC Funding LLC (c):
0.59%, 5/12/16	$100,000	$99,932,806
0.81%, 8/08/16	99,330	99,041,695
Crown Point Capital LLC, 0.57%, 4/11/16 (c)	100,000	99,984,167
Fairway Finance Co. LLC (a):
0.61%, 4/16/16	50,000	50,000,000
0.76%, 7/07/16	150,000	150,000,000
HSBC Bank PLC (a):
0.68%, 6/20/16	127,000	127,000,000
0.67%, 7/06/16	70,000	70,000,000
0.78%, 7/15/16	74,000	74,000,000
ING US Funding LLC, 0.69%, 7/05/16 (c)	125,000	124,772,396
J.P. Morgan Securities LLC, 1.13%, 2/01/17 (c)(d)	94,000	93,105,120
Jupiter Securitization Co. LLC, 0.85%, 7/05/16 (c)	28,750	28,685,512
Kells Funding LLC (c):
0.59%, 4/25/16	200,000	199,921,333
0.61%, 5/19/16	100,000	99,918,667
0.61%, 5/20/16	270,000	269,775,825
0.61%, 5/23/16	150,000	149,867,833
0.61%, 6/10/16	100,000	99,881,389
Mitsubishi UFJ Trust & Banking Corp., New York, 0.70%, 4/04/16 (c)	35,000	34,997,958
National Australia Bank Ltd.:
0.79%, 6/08/16 (a)	94,000	94,000,000
0.96%, 11/01/16 (c)(d)	97,000	96,452,219
0.96%, 11/02/16 (c)(d)	50,000	49,716,319
Nordea Bank Finland PLC, New York, 0.62%, 6/23/16 (c)	100,000	99,858,208
Old Line Funding LLC (c):
0.75%, 4/26/16	50,000	49,973,958
0.51%, 5/16/16	45,000	44,971,313
0.63%, 5/23/16	50,000	49,954,500
0.66%, 6/20/16	70,000	69,897,333
0.86%, 7/18/16	50,000	49,871,000
0.75%, 8/04/16	40,000	39,895,833
Oversea-Chinese Banking Corp. Ltd., New York, 0.63%, 5/19/16 (a)	10,000	10,000,000
Rabobank Nederland, New York, 0.82%, 8/23/16 (c)	75,000	74,754,000
Sumitomo Mitsui Banking Corp. (c):
0.61%, 6/22/16	144,600	144,399,086
0.84%, 8/26/16 (d)	88,500	88,196,445
Sumitomo Trust & Banking Co. Ltd., New York, 0.67%, 4/15/16 (c)	74,500	74,480,589
Thunder Bay Funding LLC: 0.75%, 4/26/16 (c)	98,700	98,648,594

2	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Thunder Bay Funding LLC (continued):
0.83%, 6/06/16 (c)	$80,000	$79,878,267
0.83%, 6/15/16 (c)	30,000	29,948,125
0.79%, 7/07/16 (a)	80,000	80,000,000
0.79%, 7/18/16 (a)	100,000	100,000,000
Toyota Motor Credit Corp. (c):
0.63%, 7/12/16	50,000	49,910,750
0.65%, 7/25/16	49,500	49,397,219
0.84%, 9/14/16	50,000	49,806,333
United Overseas Bank Ltd., 0.85%, 9/16/16 (c)(d)	100,000	99,603,333
Victory Receivables Corp., 0.48%, 5/04/16 (c)	80,000	79,964,800
Westpac Banking Corp.:
0.56%, 4/14/16 (a)	90,000	90,000,000
0.61%, 5/09/16 (a)	100,000	100,000,000
0.99%, 12/19/16 (c)	197,000	195,594,952
Westpac Securities NZ Ltd., 0.58%, 5/06/16 (a)(d)	25,000	25,000,000
Total Commercial Paper — 29.6%		7,787,113,871

Corporate Notes
Commonwealth Bank of Australia, 1.12%, 9/20/16 (a)(d)	20,000	20,027,605
GE Capital International Funding Co., 0.96%, 4/15/16 (d)	183,409	183,440,414
Total Corporate Notes — 0.8%		203,468,019

Time Deposits
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York, 0.25%, 4/01/16	300,000	300,000,000
BNP Paribas SA, New York, 0.25%, 4/01/16	200,000	200,000,000
Credit Agricole Corporate & Investment Bank, 0.27%, 4/01/16	216,000	216,000,000
Natixis, SA, 0.25%, 4/01/16	250,000	250,000,000
Skandinaviska Enskilda Banken AB, 0.25%, 4/01/16	390,000	390,000,000
Svenska Handelsbanken, 0.25%, 4/01/16	900,000	900,000,000
Swedbank AB, New York, 0.25%, 4/01/16	800,000	800,000,000
Total Time Deposits — 11.6%		3,056,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Banks, 0.57%, 12/04/17 (a)	$125,000	$125,000,000
Federal Home Loan Bank:
0.17%, 4/12/16 (c)	3,869	3,868,799
0.47%, 9/26/16 (a)	5,400	5,399,888
0.48%, 2/14/17 (a)	50,000	49,981,294
Total U.S. Government Sponsored Agency Obligations — 0.7%		184,249,981

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 0.47%, 10/31/17 (a)	34,415	34,325,725

Repurchase Agreements
BNP Paribas Securities Corp., 0.35%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $84,000,817, collateralized by various Corporate/Debt Obligations, 0.00% to 6.55%, due 1/10/17 to 5/25/47, original par and fair values of $192,356,828 and $95,558,100, respectively)	84,000	84,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $95,558,100)		84,000,000
Citigroup Global Markets, Inc., 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $79,000,680, collateralized by various U.S. Treasury Obligations, 1.88% to 3.75%, due 8/31/22 to 8/15/41, original par and fair values of $73,425,014 and $80,580,001, respectively) (e)	79,000	79,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $80,580,001)		79,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	3

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $86,501,442, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.50%, due 7/25/31 to 2/25/46, original par and fair values of $139,523,194 and $92,557,914, respectively)	$86,500	$86,500,000
Credit Suisse Securities (USA) LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $185,119,085, collateralized by various U.S. Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 3.00% to 48. 90%, due 3/29/26 to 4/15/54, original par and fair values of $232,151,454 and $201,166,476, respectively)	185,116	185,116,000
Credit Suisse Securities (USA) LLC, 0.89%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $133,114,694, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.50%, due 4/25/37 to 3/25/46, original par and fair values of $127,913,685 and $142,312,873, respectively) (f)	133,000	133,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $436,037,263)		404,616,000
Federal Reserve Bank of New York, 0.25%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $6,000,041,667, collateralized by various U.S. Treasury Obligations, 2.00% to 4. 75%, due 2/15/23 to 2/15/37, original par and fair values of $4,422,858,300 and $6,000,041,720, respectively)	6,000,000	6,000,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $6,000,041,720 )		6,000,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.29%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $15,000,121, collateralized by a U.S. Treasury Obligation, 1. 38%, due 8/31/20, original par and fair values of $15,170,000 and $15,303,773, respectively)	$15,000	$15,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $15,303,773)		15,000,000
J.P. Morgan Securities LLC, 0.40%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $50,000,556, collateralized by various Corporate/Debt Obligations, 0.08% to 3. 50%, due 12/05/31 to 6/25/55, original par and fair values of $1,728,425,317 and $53,500,118, respectively)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.60%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $30,000,500, collateralized by various Corporate/Debt Obligations, 0.61% to 6. 37%, due 6/20/21 to 6/12/50, original par and fair values of $116,057,792 and $35,666,176, respectively)	30,000	30,000,000
J.P. Morgan Securities LLC, 0.91%, 4/04/16 (Purchased on 1/05/16 to be repurchased at $100,227,500, collateralized by various Corporate/Debt Obligations, 0.59% to 5.14%, due 3/15/34 to 5/25/37, original par and fair values of $607,826,050 and $125,001,452, respectively)	100,000	100,000,000
J.P. Morgan Securities LLC, 0.72%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $125,087,135, collateralized by various Corporate/Debt Obligations, 0.00% to 7. 12%, due 4/28/17 to 11/25/60, original par and fair values of $962,100,196 and $133,750,172, respectively) (f)	125,000	125,000,000

4	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.80%, 5/05/16 (Purchased on 3/31/16 to be repurchased at $45,034,869, collateralized by various Corporate/Debt Obligations, 0.57% to 7.01%, due 12/15/32 to 1/25/47, original par and fair values of $294,802,967 and $56,252,018, respectively) (f)	$45,000	$45,000,000
J.P. Morgan Securities LLC, 0.92%, 5/16/16 (Purchased on 2/16/16 to be repurchased at $75,172,500, collateralized by various Corporate/Debt Obligations, 0.54% to 8.31%, due 5/01/32 to 4/10/49, original par and fair values of $275,976,822 and $93,752,552, respectively)	75,000	75,000,000
J.P. Morgan Securities LLC, 1.01%, 6/30/16 (Purchased on 3/31/16 to be repurchased at $45,114,774, collateralized by a Corporate/Debt Obligations, 0.54% to 5.08%, due 11/25/32 to 1/25/38, original par and fair values of $368,599,531 and $56,250,201, respectively) (f)	45,000	45,000,000
J.P. Morgan Securities LLC, 1.13%, 6/30/16 (Purchased on 3/31/16 to be repurchased at $80,228,309, collateralized by various Corporate/Debt Obligations, 0.18% to 8.94%, due 1/25/19 to 11/25/60, original par and fair values of $247,256,315 and $92,747,507, respectively) (f)	80,000	80,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $646,920,196)		550,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.85%, 5/15/16 (Purchased on 3/31/16 to be repurchased at $140, 148, 750, collateralized by various Corporate/Debt Obligations, 0.69% to 3.87%, due 3/04/39 to 4/26/55, original par and fair values of $251,260,016 and $175,000,000, respectively) (f)	140,000	140,000,000

Repurchase Agreements	Par (000)	Value
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $175,000,000)		$140,000,000
RBC Capital Markets LLC, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $63,000,560, collateralized by U.S. Government Sponsored Agency Obligations, 0.00% to 24.87%, due 9/08/17 to 3/01/46, original par and fair values of $800,566,055 and $66,222,945, respectively)	$63,000	63,000,000
RBC Capital Markets LLC, 0.33%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $16,000,147, collateralized by various Corporate/Debt Obligations, 0.00% to 8.10%, due 12/01/17 to 3/01/46, original par and fair values of $18,243,452 and $16,800,001, respectively)	16,000	16,000,000
RBC Capital Markets LLC, 0.33%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $25,000,229, collateralized by various Corporate/Debt Obligations, 0.00%, due 5/05/16 to 12/19/16, original par and fair values of $26,410,524 and $26,250,001, respectively)	25,000	25,000,000
RBC Capital Markets LLC, 0.44%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $100,008,556, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 9.88%, due 7/05/16 to 8/01/54, original par and fair values of $275,449,098 and $104,727,168, respectively)	100,000	100,000,000
Total Value of RBC Capital Markets LLC (collateral value of $214,000,115)		204,000,000

BLACKROCK FUNDS III	MARCH 31, 2016	5

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.40%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $180,002,000, collateralized by various Corporate/Debt Obligations, 0.00% to 8.89%, due 6/01/17 to 9/15/57, original par and fair values of $196,975,341 and $192,600,001, respectively)	$180,000	$180,000,000
Wells Fargo Securities LLC, 0.85%, 4/04/16 (Purchased on 1/08/16 to be repurchased at $50,102,708, collateralized by various Corporate/Debt Obligations, 0.00%, due 4/29/16 to 5/09/16, original par and fair values of $51,026,074 and $51,000,001, respectively)	50,000	50,000,000
Wells Fargo Securities LLC, 0.85%, 4/11/16 (Purchased on 1/11/16 to be repurchased at $36,783,865, collateralized by various Corporate/Debt Obligations, 0.00%, due 5/16/16 to 5/18/16, original par and fair values of $37,464,306 and $37,439,101, respectively)	36,705	36,705,000
Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/01/16 to be repurchased at $75,147,875, collateralized by various Corporate/Debt Obligations, 0.00%, due 4/01/16 to 8/23/16, original par and fair values of $76,873,212 and $76,500,000, respectively)	75,000	75,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/02/16 to be repurchased at $106,206,700 collateralized by various Corporate/Debt Obligations, 0.00%, due 5/18/16 to 8/23/16, original par and fair values of $108,264,801 and $108,120,000 respectively)	$106,000	$106,000,000
Wells Fargo Securities LLC, 1.05%, 6/07/16 (Purchased on 3/17/16 to be repurchased at $40,095,667, collateralized by various Corporate/Debt Obligations, 4.35% to 6.42%, due 7/20/30 to 12/17/36, original par and fair values of $50,237,512 and $50,000,001, respectively)	40,000	40,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $515,659,104)		487,705,000
Total Repurchase Agreements — 30.2%		7,964,321,000
Total Investments (Cost — $26,066,936,305*) — 99.0%		26,066,936,305
Other Assets Less Liabilities — 1.0%		259,861,439

Net Assets — 100.0%		$26,326,797,744

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

6	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$26,066,936,305	—	$26,066,936,305
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $253,715,025 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2016	7

Schedule of Investments March 31, 2016 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co.	260,711	$33,094,654
General Dynamics Corp.	122,450	16,086,257
Honeywell International, Inc.	322,071	36,088,056
L-3 Communications Holdings, Inc.	32,579	3,860,612
Lockheed Martin Corp.	109,985	24,361,677
Northrop Grumman Corp.	75,751	14,991,123
Raytheon Co.	125,173	15,349,965
Rockwell Collins, Inc.	54,897	5,062,052
Textron, Inc.	113,524	4,139,085
United Technologies Corp.	325,654	32,597,965

		185,631,446
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	59,968	4,451,425
Expeditors International of Washington, Inc.	76,236	3,721,079
FedEx Corp.	107,307	17,460,995
United Parcel Service, Inc., Class B	288,939	30,474,396

		56,107,895
Airlines — 0.6%
American Airlines Group, Inc.	252,449	10,352,933
Delta Air Lines, Inc.	325,917	15,865,640
Southwest Airlines Co.	267,123	11,967,110
United Continental Holdings, Inc. (a)	150,496	9,008,691

		47,194,374
Auto Components — 0.3%
BorgWarner, Inc.	91,532	3,514,829
Delphi Automotive PLC	116,188	8,716,424
Goodyear Tire & Rubber Co.	111,795	3,686,999
Johnson Controls, Inc.	271,378	10,575,600

		26,493,852
Automobiles — 0.6%
Ford Motor Co.	1,632,141	22,033,903
General Motors Co.	588,396	18,493,286
Harley-Davidson, Inc.	77,041	3,954,515

		44,481,704
Banks — 5.0%
Bank of America Corp.	4,322,736	58,443,391
BB&T Corp.	326,730	10,870,307
Citigroup, Inc.	1,234,205	51,528,059
Citizens Financial Group, Inc.	220,964	4,629,196
Comerica, Inc.	73,212	2,772,538
Fifth Third Bancorp	327,893	5,472,534
Huntington Bancshares, Inc.	333,456	3,181,170
JPMorgan Chase & Co.	1,536,525	90,993,011
KeyCorp	349,820	3,862,013
M&T Bank Corp.	66,604	7,393,044

Common Stocks	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (b)	209,783	$17,741,348
Regions Financial Corp.	539,138	4,232,233
SunTrust Banks, Inc.	211,414	7,627,817
US Bancorp	683,674	27,750,328
Wells Fargo & Co.	1,934,043	93,530,320
Zions Bancorporation	85,616	2,072,763

		392,100,072
Beverages — 2.3%
Brown-Forman Corp., Class B	42,074	4,143,027
Coca-Cola Co.	1,631,256	75,673,966
Coca-Cola Enterprises, Inc.	87,560	4,442,794
Constellation Brands, Inc., Class A	73,634	11,125,361
Dr Pepper Snapple Group, Inc.	78,433	7,013,479
Molson Coors Brewing Co., Class B	76,958	7,401,821
Monster Beverage Corp. (a)	62,864	8,384,800
PepsiCo, Inc.	605,110	62,011,673

		180,196,921
Biotechnology — 3.0%
AbbVie, Inc.	674,531	38,529,211
Alexion Pharmaceuticals, Inc. (a)	94,317	13,130,813
Amgen, Inc.	314,857	47,206,510
Baxalta, Inc.	285,196	11,521,918
Biogen, Inc. (a)	91,546	23,831,255
Celgene Corp. (a)	327,238	32,753,251
Gilead Sciences, Inc.	572,219	52,564,037
Regeneron Pharmaceuticals, Inc. (a)(c)	32,687	11,781,702
Vertex Pharmaceuticals, Inc. (a)	103,150	8,199,394

		239,518,091
Building Products — 0.1%
Allegion PLC	40,558	2,583,950
Masco Corp.	139,798	4,396,647

		6,980,597
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	22,605	3,671,052
Ameriprise Financial, Inc.	70,739	6,650,173
Bank of New York Mellon Corp.	450,375	16,587,311
BlackRock, Inc. (b)	52,847	17,998,103
Charles Schwab Corp.	503,072	14,096,078
E*Trade Financial Corp. (a)	118,354	2,898,490
Franklin Resources, Inc.	156,307	6,103,788
Goldman Sachs Group, Inc.	164,437	25,813,320
Invesco Ltd.	174,329	5,364,103
Legg Mason, Inc.	45,092	1,563,791
Morgan Stanley	639,552	15,995,196
Northern Trust Corp.	90,111	5,872,534
State Street Corp.	167,464	9,799,993

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	103,898	$7,632,347

		140,046,279
Chemicals — 2.0%
Air Products & Chemicals, Inc.	81,252	11,704,350
Airgas, Inc.	27,290	3,865,356
CF Industries Holdings, Inc.	97,770	3,064,112
Dow Chemical Co.	467,670	23,785,696
E.I. du Pont de Nemours & Co.	364,922	23,106,861
Eastman Chemical Co.	61,881	4,469,665
Ecolab, Inc.	111,527	12,437,491
FMC Corp.	55,954	2,258,863
International Flavors & Fragrances, Inc.	33,437	3,804,127
LyondellBasell Industries NV, Class A	144,750	12,387,705
Monsanto Co.	184,351	16,174,957
Mosaic Co.	147,578	3,984,606
PPG Industries, Inc.	111,680	12,451,203
Praxair, Inc.	119,245	13,647,590
Sherwin-Williams Co.	32,834	9,346,855

		156,489,437
Commercial Services & Supplies — 0.5%
ADT Corp.	69,580	2,870,871
Cintas Corp.	36,761	3,301,505
Iron Mountain, Inc. (c)	81,146	2,751,661
Pitney Bowes, Inc.	80,513	1,734,250
Republic Services, Inc.	99,621	4,746,940
Stericycle, Inc. (a)(c)	35,579	4,489,714
Tyco International PLC	178,308	6,545,687
Waste Management, Inc.	173,509	10,237,031

		36,677,659
Communications Equipment — 1.4%
Cisco Systems, Inc.	2,106,654	59,976,439
F5 Networks, Inc. (a)	28,784	3,046,787
Harris Corp.	52,186	4,063,202
Juniper Networks, Inc.	147,361	3,759,179
Motorola Solutions, Inc.	66,417	5,027,767
QUALCOMM, Inc.	625,822	32,004,537

		107,877,911
Construction & Engineering — 0.1%
Fluor Corp.	58,157	3,123,031
Jacobs Engineering Group, Inc. (a)(c)	51,300	2,234,115
Quanta Services, Inc. (a)(c)	66,892	1,509,083

		6,866,229
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	26,932	4,295,923

Common Stocks	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	55,756	$5,886,161

		10,182,084
Consumer Finance — 0.7%
American Express Co.	343,051	21,063,332
Capital One Financial Corp.	220,784	15,302,539
Discover Financial Services	173,402	8,829,630
Navient Corp.	143,530	1,718,054
Synchrony Financial (a)	349,076	10,004,518

		56,918,073
Containers & Packaging — 0.2%
Avery Dennison Corp.	37,440	2,699,798
Ball Corp.	59,327	4,229,422
Owens-Illinois, Inc. (a)	64,902	1,035,836
Sealed Air Corp.	82,050	3,939,221
WestRock Co.	106,272	4,147,796

		16,052,073
Distributors — 0.1%
Genuine Parts Co.	62,594	6,219,340
Diversified Consumer Services — 0.0%
H&R Block, Inc.	99,463	2,627,812
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	784,345	111,282,868
CME Group, Inc.	141,674	13,607,788
Intercontinental Exchange, Inc.	49,772	11,703,388
Leucadia National Corp.	139,518	2,256,006
McGraw-Hill Financial, Inc.	111,066	10,993,313
Moody’s Corp.	70,987	6,854,505
NASDAQ, Inc.	48,143	3,195,732

		159,893,600
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	2,575,150	100,868,626
CenturyLink, Inc.	227,680	7,276,653
Frontier Communications Corp.	493,180	2,756,876
Level 3 Communications, Inc. (a)	121,005	6,395,114
Verizon Communications, Inc.	1,705,478	92,232,250

		209,529,519
Electric Utilities — 1.9%
American Electric Power Co., Inc.	205,576	13,650,246
Duke Energy Corp.	288,185	23,250,766
Edison International	136,398	9,805,652
Entergy Corp.	74,725	5,924,198
Eversource Energy	132,790	7,746,969
Exelon Corp.	385,119	13,810,367
FirstEnergy Corp.	177,358	6,379,567
NextEra Energy, Inc.	192,827	22,819,147
Pinnacle West Capital Corp.	46,506	3,491,206

2	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electric Utilities (continued)
PPL Corp.	282,105	$10,739,737
Southern Co.	382,156	19,768,930
Xcel Energy, Inc.	212,484	8,886,081

		146,272,866
Electrical Equipment — 0.5%
AMETEK, Inc.	98,606	4,928,328
Eaton Corp. PLC	192,115	12,018,715
Emerson Electric Co.	269,235	14,640,999
Rockwell Automation, Inc.	55,020	6,258,525

		37,846,567
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	128,958	7,456,351
Corning, Inc.	465,880	9,732,233
FLIR Systems, Inc.	57,588	1,897,525
TE Connectivity Ltd.	154,763	9,582,925

		28,669,034
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	183,304	8,034,214
Cameron International Corp. (a)	80,212	5,378,215
Diamond Offshore Drilling, Inc.	26,988	586,449
FMC Technologies, Inc. (a)	94,993	2,599,009
Halliburton Co.	359,338	12,835,553
Helmerich & Payne, Inc.	45,561	2,675,342
National Oilwell Varco, Inc.	157,326	4,892,839
Schlumberger Ltd.	524,653	38,693,159
Transocean Ltd.	143,288	1,309,652

		77,004,432
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	184,109	29,011,896
CVS Health Corp.	459,874	47,702,730
Kroger Co.	408,060	15,608,295
Sysco Corp.	219,821	10,272,235
Wal-Mart Stores, Inc.	656,818	44,985,465
Walgreens Boots Alliance, Inc.	361,287	30,434,817
Whole Foods Market, Inc.	136,589	4,249,284

		182,264,722
Food Products — 1.6%
Archer-Daniels-Midland Co.	249,230	9,049,541
Campbell Soup Co.	75,280	4,802,111
ConAgra Foods, Inc.	181,745	8,109,462
General Mills, Inc.	248,399	15,736,077
Hershey Co.	60,045	5,529,544
Hormel Foods Corp.	113,142	4,892,260
J.M. Smucker Co.	49,813	6,467,720
Kellogg Co.	105,576	8,081,843
Kraft Heinz Co.	248,922	19,555,312
McCormick & Co., Inc.	48,299	4,804,785
Mead Johnson Nutrition Co.	77,564	6,590,613

Common Stocks	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	656,789	$26,350,375
Tyson Foods, Inc., Class A	122,702	8,179,315

		128,148,958
Gas Utilities — 0.0%
AGL Resources, Inc.	50,500	3,289,570
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	616,760	25,799,071
Baxter International, Inc.	229,362	9,422,191
Becton Dickinson & Co.	88,676	13,462,790
Boston Scientific Corp. (a)	564,474	10,617,756
C.R. Bard, Inc.	30,869	6,256,220
DENTSPLY SIRONA, Inc.	101,008	6,225,123
Edwards Lifesciences Corp. (a)	89,840	7,924,786
Hologic, Inc. (a)	103,297	3,563,747
Intuitive Surgical, Inc. (a)	15,649	9,405,831
Medtronic PLC	588,675	44,150,625
St. Jude Medical, Inc.	118,954	6,542,470
Stryker Corp.	131,163	14,072,478
Varian Medical Systems, Inc. (a)	40,086	3,207,682
Zimmer Biomet Holdings, Inc.	74,917	7,988,400

		168,639,170
Health Care Providers & Services — 2.6%
Aetna, Inc.	146,357	16,443,209
AmerisourceBergen Corp.	81,715	7,072,433
Anthem, Inc.	109,413	15,207,313
Cardinal Health, Inc.	137,872	11,298,611
Centene Corp. (a)	71,102	4,377,750
Cigna Corp.	107,075	14,694,973
DaVita HealthCare Partners, Inc. (a)	69,372	5,090,517
Express Scripts Holding Co. (a)	279,672	19,210,670
HCA Holdings, Inc. (a)	127,961	9,987,356
Henry Schein, Inc. (a)	34,305	5,922,072
Humana, Inc.	62,086	11,358,634
Laboratory Corp. of America Holdings (a)	42,576	4,986,927
McKesson Corp.	95,696	15,048,196
Patterson Cos., Inc.	34,966	1,626,968
Quest Diagnostics, Inc.	59,765	4,270,209
Tenet Healthcare Corp. (a)(c)	42,041	1,216,246
UnitedHealth Group, Inc.	397,992	51,301,169
Universal Health Services, Inc., Class B	37,839	4,719,280

		203,832,533
Health Care Technology — 0.1%
Cerner Corp. (a)	126,688	6,709,397
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	188,657	9,955,430

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (a)(c)	12,578	$5,923,861
Darden Restaurants, Inc.	48,416	3,209,981
Marriott International, Inc., Class A	79,589	5,665,145
McDonald’s Corp.	377,451	47,438,042
Royal Caribbean Cruises Ltd.	70,993	5,832,075
Starbucks Corp.	618,794	36,942,002
Starwood Hotels & Resorts Worldwide, Inc.	70,650	5,894,330
Wyndham Worldwide Corp.	47,101	3,599,929
Wynn Resorts Ltd.	34,173	3,192,783
Yum! Brands, Inc.	171,104	14,004,862

		141,658,440
Household Durables — 0.4%
D.R. Horton, Inc.	137,773	4,164,878
Garmin Ltd.	49,244	1,967,790
Harman International Industries, Inc.	29,783	2,651,878
Leggett & Platt, Inc.	56,808	2,749,507
Lennar Corp., Class A	75,431	3,647,843
Mohawk Industries, Inc. (a)(c)	26,627	5,083,094
Newell Rubbermaid, Inc.	111,861	4,954,324
PulteGroup, Inc.	134,343	2,513,558
Whirlpool Corp.	32,333	5,830,933

		33,563,805
Household Products — 1.9%
Church & Dwight Co., Inc.	54,309	5,006,204
Clorox Co.	54,192	6,831,443
Colgate-Palmolive Co.	373,738	26,404,590
Kimberly-Clark Corp.	151,088	20,322,847
Procter & Gamble Co.	1,110,474	91,403,115

		149,968,199
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	276,192	3,259,066
NRG Energy, Inc.	131,827	1,715,069

		4,974,135
Industrial Conglomerates — 2.5%
3M Co.	253,294	42,206,379
Danaher Corp.	250,275	23,741,086
General Electric Co.	3,906,178	124,177,399
Roper Technologies, Inc.	42,310	7,732,999

		197,857,863
Insurance — 2.5%
Aflac, Inc.	175,830	11,101,906
Allstate Corp.	158,372	10,669,522
American International Group, Inc.	481,207	26,009,238
Aon PLC	113,068	11,809,953
Assurant, Inc.	27,119	2,092,231
Chubb Ltd.	192,930	22,987,610

Common Stocks	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	61,920	$4,047,091
Hartford Financial Services Group, Inc.	166,065	7,652,275
Lincoln National Corp.	100,875	3,954,300
Loews Corp.	112,116	4,289,558
Marsh & McLennan Cos., Inc.	218,208	13,264,864
MetLife, Inc.	459,111	20,173,337
Principal Financial Group, Inc.	113,541	4,479,193
Progressive Corp.	244,624	8,596,087
Prudential Financial, Inc.	186,715	13,484,557
Torchmark Corp.	47,213	2,557,056
Travelers Cos., Inc.	123,490	14,412,518
Unum Group	99,996	3,091,876
Willis Towers Watson PLC	57,845	6,863,888
XL Group PLC	122,158	4,495,415

		196,032,475
Internet & Catalog Retail — 1.9%
Amazon.com, Inc. (a)	161,634	95,952,408
Expedia, Inc.	49,606	5,348,519
Netflix, Inc. (a)(c)	179,212	18,320,843
Priceline Group, Inc. (a)	20,772	26,774,277
TripAdvisor, Inc. (a)(c)	47,893	3,184,884

		149,580,931
Internet Software & Services — 4.3%
Akamai Technologies, Inc. (a)	73,995	4,111,902
Alphabet, Inc., Class A (a)	122,487	93,445,332
Alphabet, Inc., Class C (a)	124,405	92,675,505
eBay, Inc. (a)	453,979	10,831,939
Equinix, Inc.	28,845	9,539,330
Facebook, Inc., Class A (a)(c)	960,757	109,622,374
VeriSign, Inc. (a)(c)	40,329	3,570,730
Yahoo!, Inc. (a)	364,665	13,423,318

		337,220,430
IT Services — 3.6%
Accenture PLC, Class A	262,871	30,335,313
Alliance Data Systems Corp. (a)	24,810	5,458,200
Automatic Data Processing, Inc.	191,508	17,180,183
Cognizant Technology Solutions Corp., Class A (a)	255,003	15,988,688
CSRA, Inc.	58,004	1,560,308
Fidelity National Information Services, Inc.	115,585	7,317,686
Fiserv, Inc. (a)	93,331	9,573,894
International Business Machines Corp.	370,084	56,049,222
Mastercard, Inc., Class A	410,492	38,791,494
Paychex, Inc.	134,486	7,263,589
PayPal Holdings, Inc. (a)	465,796	17,979,726
Teradata Corp. (a)(c)	55,832	1,465,032
Total System Services, Inc.	70,677	3,362,812

4	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
IT Services (continued)
Visa, Inc., Class A	803,428	$61,446,173
Western Union Co.	210,122	4,053,253
Xerox Corp.	398,600	4,448,376

		282,273,949
Leisure Products — 0.1%
Hasbro, Inc.	47,020	3,766,302
Mattel, Inc.	142,341	4,785,504

		8,551,806
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	137,219	5,468,177
Illumina, Inc. (a)	61,541	9,976,412
PerkinElmer, Inc.	45,963	2,273,330
Thermo Fisher Scientific, Inc.	165,892	23,488,648
Waters Corp. (a)	34,017	4,487,523

		45,694,090
Machinery — 1.2%
Caterpillar, Inc.	243,785	18,659,304
Cummins, Inc.	67,870	7,461,628
Deere & Co.	125,409	9,655,239
Dover Corp.	64,894	4,174,631
Flowserve Corp.	54,453	2,418,258
Illinois Tool Works, Inc.	137,060	14,040,426
Ingersoll-Rand PLC	107,528	6,667,811
PACCAR, Inc.	147,094	8,044,571
Parker Hannifin Corp.	56,560	6,282,685
Pentair PLC	76,378	4,144,270
Snap-on, Inc.	24,320	3,817,997
Stanley Black & Decker, Inc.	63,345	6,664,528
Xylem, Inc.	75,027	3,068,604

		95,099,952
Media — 3.0%
Cablevision Systems Corp., New York Group, Class A	93,477	3,084,741
CBS Corp., Class B	176,589	9,728,288
Comcast Corp., Class A	1,018,535	62,212,118
Discovery Communications, Inc., Class A (a)(c)	61,524	1,761,432
Discovery Communications, Inc., Class C (a)(c)	100,331	2,708,937
Interpublic Group of Cos., Inc.	168,349	3,863,610
News Corp., Class A	159,077	2,031,413
News Corp., Class B	45,530	603,273
Omnicom Group, Inc.	100,303	8,348,219
Scripps Networks Interactive, Inc., Class A	40,063	2,624,126
TEGNA, Inc.	91,984	2,157,945
Time Warner Cable, Inc.	118,589	24,265,681
Time Warner, Inc.	330,792	23,998,960

Common Stocks	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class A	468,647	$13,065,878
Twenty-First Century Fox, Inc., Class B	180,519	5,090,636
Viacom, Inc., Class B	145,041	5,987,292
Walt Disney Co.	628,400	62,406,404

		233,938,953
Metals & Mining — 0.3%
Alcoa, Inc.	550,449	5,273,301
Freeport-McMoRan, Inc. (c)	519,516	5,371,796
Newmont Mining Corp.	221,530	5,888,267
Nucor Corp.	133,104	6,295,819

		22,829,183
Multi-Utilities — 1.3%
Ameren Corp.	101,578	5,089,058
CenterPoint Energy, Inc.	180,130	3,768,320
CMS Energy Corp.	116,034	4,924,483
Consolidated Edison, Inc.	122,909	9,417,287
Dominion Resources, Inc.	249,686	18,756,412
DTE Energy Co.	75,137	6,811,920
NiSource, Inc.	134,235	3,162,577
PG&E Corp.	206,319	12,321,371
Public Service Enterprise Group, Inc.	212,015	9,994,387
SCANA Corp.	59,831	4,197,145
Sempra Energy	98,715	10,271,296
TECO Energy, Inc.	99,223	2,731,609
WEC Energy Group, Inc.	132,145	7,937,950

		99,383,815
Multiline Retail — 0.7%
Dollar General Corp.	121,798	10,425,909
Dollar Tree, Inc. (a)	98,296	8,105,488
Kohl’s Corp.	79,467	3,703,957
Macy’s, Inc.	129,905	5,727,511
Nordstrom, Inc. (c)	53,112	3,038,538
Target Corp.	252,118	20,744,269

		51,745,672
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	212,854	9,912,611
Apache Corp.	158,372	7,730,137
Cabot Oil & Gas Corp.	189,648	4,306,906
Chesapeake Energy Corp. (c)	216,614	892,450
Chevron Corp.	788,367	75,210,212
Cimarex Energy Co.	39,696	3,861,230
Columbia Pipeline Group, Inc.	167,390	4,201,489
Concho Resources, Inc. (a)(c)	54,063	5,462,526
ConocoPhillips	517,526	20,840,772
Devon Energy Corp.	212,833	5,840,138
EOG Resources, Inc.	230,204	16,708,206

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	66,846	$4,496,062
Exxon Mobil Corp.	1,738,516	145,322,552
Hess Corp.	110,858	5,836,674
Kinder Morgan, Inc.	766,062	13,681,867
Marathon Oil Corp.	353,182	3,934,447
Marathon Petroleum Corp.	221,557	8,237,489
Murphy Oil Corp.	67,700	1,705,363
Newfield Exploration Co. (a)	83,117	2,763,640
Noble Energy, Inc.	179,532	5,639,100
Occidental Petroleum Corp.	319,778	21,882,409
ONEOK, Inc.	88,681	2,648,015
Phillips 66	196,527	17,017,273
Pioneer Natural Resources Co.	68,351	9,619,720
Range Resources Corp. (c)	70,996	2,298,850
Southwestern Energy Co. (a)(c)	163,130	1,316,459
Spectra Energy Corp.	281,118	8,602,211
Tesoro Corp.	49,944	4,295,683
Valero Energy Corp.	196,926	12,630,834
Williams Cos., Inc.	285,748	4,591,970

		431,487,295
Paper & Forest Products — 0.1%
International Paper Co.	172,128	7,064,133
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	92,904	8,761,776
Pharmaceuticals — 5.2%
Allergan PLC (a)	165,233	44,287,401
Bristol-Myers Squibb Co.	698,905	44,646,051
Eli Lilly & Co.	407,490	29,343,355
Endo International PLC (a)	85,582	2,409,133
Johnson & Johnson	1,155,182	124,990,693
Mallinckrodt PLC (a)	46,853	2,871,152
Merck & Co., Inc.	1,161,838	61,472,849
Mylan NV (a)	172,555	7,997,924
Perrigo Co. PLC	61,290	7,840,830
Pfizer, Inc.	2,532,002	75,048,539
Zoetis, Inc.	191,482	8,488,397

		409,396,324
Professional Services — 0.3%
Dun & Bradstreet Corp.	15,161	1,562,796
Equifax, Inc.	49,696	5,679,756
Nielsen Holdings PLC	151,670	7,986,942
Robert Half International, Inc.	54,908	2,557,615
Verisk Analytics, Inc. (a)	64,719	5,172,342

		22,959,451
Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	177,462	18,166,785
Apartment Investment & Management Co., Class A	66,034	2,761,542
AvalonBay Communities, Inc.	57,356	10,909,111

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc. (c)	64,300	$8,171,244
Crown Castle International Corp.	139,730	12,086,645
Equity Residential	152,863	11,469,311
Essex Property Trust, Inc.	27,385	6,404,256
Extra Space Storage, Inc.	52,353	4,892,911
Federal Realty Investment Trust	29,167	4,551,510
General Growth Properties, Inc.	244,255	7,261,701
HCP, Inc. (c)	194,891	6,349,549
Host Hotels & Resorts, Inc. (c)	314,935	5,259,415
Kimco Realty Corp.	173,197	4,984,610
Macerich Co.	52,952	4,195,917
Prologis, Inc.	219,693	9,706,037
Public Storage	61,657	17,006,850
Realty Income Corp. (c)	104,835	6,553,236
Simon Property Group, Inc. (c)	129,534	26,902,916
SL Green Realty Corp.	41,888	4,058,109
UDR, Inc. (c)	111,833	4,308,926
Ventas, Inc. (c)	140,693	8,858,031
Vornado Realty Trust	74,210	7,007,650
Welltower, Inc.	148,677	10,309,263
Weyerhaeuser Co.	330,473	10,238,054

		212,413,579
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	121,792	3,510,045
Road & Rail — 0.7%
CSX Corp.	403,215	10,382,786
JB Hunt Transport Services, Inc.	37,298	3,141,984
Kansas City Southern	45,423	3,881,395
Norfolk Southern Corp.	124,839	10,392,847
Ryder System, Inc.	22,631	1,466,036
Union Pacific Corp.	354,344	28,188,065

		57,453,113
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	129,787	7,682,093
Applied Materials, Inc.	473,369	10,025,955
Broadcom Ltd.	155,233	23,983,499
First Solar, Inc. (a)	31,273	2,141,262
Intel Corp.	1,977,662	63,977,366
KLA-Tencor Corp.	65,168	4,744,882
Lam Research Corp.	66,520	5,494,552
Linear Technology Corp.	100,201	4,464,957
Microchip Technology, Inc.	85,194	4,106,351
Micron Technology, Inc. (a)	434,322	4,547,351
NVIDIA Corp.	214,278	7,634,725
Qorvo, Inc. (a)(c)	54,422	2,743,413
Skyworks Solutions, Inc.	80,241	6,250,774
Texas Instruments, Inc.	420,843	24,164,805

6	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	106,980	$5,074,061

		177,036,046
Software — 4.2%
Activision Blizzard, Inc.	212,314	7,184,706
Adobe Systems, Inc. (a)	208,622	19,568,744
Autodesk, Inc. (a)	94,330	5,500,382
CA, Inc.	122,565	3,773,776
Citrix Systems, Inc. (a)	64,463	5,065,503
Electronic Arts, Inc. (a)	129,490	8,560,584
Intuit, Inc.	107,516	11,182,739
Microsoft Corp.	3,311,161	182,875,422
Oracle Corp.	1,319,104	53,964,545
Red Hat, Inc. (a)	76,455	5,696,662
salesforce.com, Inc. (a)	264,015	19,492,227
Symantec Corp.	273,048	5,018,622

		327,883,912
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	30,696	4,921,797
AutoNation, Inc. (a)(c)	29,995	1,400,167
AutoZone, Inc. (a)	12,647	10,075,738
Bed Bath & Beyond, Inc. (a)(c)	68,485	3,399,595
Best Buy Co., Inc.	117,316	3,805,731
CarMax, Inc. (a)(c)	81,941	4,187,185
GameStop Corp., Class A	43,820	1,390,409
Gap, Inc.	94,735	2,785,209
Home Depot, Inc.	530,788	70,823,043
L Brands, Inc.	106,629	9,363,092
Lowe’s Cos., Inc.	383,101	29,019,901
O’Reilly Automotive, Inc. (a)	40,688	11,134,678
Ross Stores, Inc.	169,552	9,817,061
Signet Jewelers Ltd.	33,296	4,129,703
Staples, Inc.	272,009	3,000,259
Tiffany & Co.	46,739	3,429,708
TJX Cos., Inc.	280,293	21,960,957
Tractor Supply Co.	55,990	5,064,855
Urban Outfitters, Inc. (a)	35,003	1,158,249

		200,867,337
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	2,321,192	252,986,716
EMC Corp.	815,115	21,722,815
Hewlett Packard Enterprise Co.	718,625	12,741,221
HP, Inc.	722,851	8,905,524
NetApp, Inc.	121,307	3,310,468
SanDisk Corp.	84,153	6,402,360
Seagate Technology PLC	124,095	4,275,073
Western Digital Corp.	97,448	4,603,444

		314,947,621
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	116,256	4,660,703

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.	163,970	$4,646,910
Michael Kors Holdings Ltd. (a)	75,118	4,278,721
NIKE, Inc., Class B	565,123	34,738,111
PVH Corp.	34,306	3,398,352
Ralph Lauren Corp.	24,337	2,342,680
Under Armour, Inc., Class A (a)(c)	76,047	6,451,067
VF Corp.	142,163	9,206,476

		69,723,020
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	129,963	2,070,311
Tobacco — 1.7%
Altria Group, Inc.	819,672	51,360,647
Philip Morris International, Inc.	648,621	63,636,206
Reynolds American, Inc.	346,576	17,436,239

		132,433,092
Trading Companies & Distributors — 0.2%
Fastenal Co.	120,788	5,918,612
United Rentals, Inc. (a)	38,084	2,368,444
W.W. Grainger, Inc.	23,775	5,549,798

		13,836,854
Water Utilities — 0.1%
American Water Works Co., Inc.	74,522	5,136,801
Total Long-Term Investments (Cost — $4,919,545,427) — 95.9%		7,518,116,625
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (b)(d)(e)	$265,004,540	265,004,540
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (b)(d)(e)	31,666,793	31,666,793
Total Short-Term Securities (Cost — $296,671,333) — 3.8%		296,671,333
Total Investments (Cost — $5,216,216,760*) — 99.7%		7,814,787,958
Other Assets Less Liabilities — 0.3%		25,633,337

Net Assets — 100.0%		$7,840,421,295

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,883,827,094

Gross unrealized appreciation	$3,432,202,741
Gross unrealized depreciation	(501,241,877)

Net unrealized appreciation	$2,930,960,864

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Income		Realized Loss
BlackRock, Inc.	48,211	4,636		—	52,847	$17,998,103	$117,832		—
BlackRock Cash Funds: Institutional, SL Agency Shares	374,887,021	—		(109,882,481)[1]	265,004,540	$265,004,540	$411,454	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	26,986,879	4,679,914	[3]	—	31,666,793	$31,666,793	$40,827	[2]	—
PNC Financial Services Group, Inc.	193,874	17,505		(1,596)	209,783	$17,741,348	$101,898		$(17,491)

[1]    Represents net shares sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]    Represents net shares purchased.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
S&P	Standard and Poor’s

Derivative Financial Instrument Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
2,162	S&P 500 E-Mini Index	June 2016	$221,767,150	$6,816,567

8	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$7,518,116,625	—	—	$7,518,116,625
Short-Term Securities:
Money Market Funds	296,671,333	—	—	296,671,333

Total	$7,814,787,958	—	—	$7,814,787,958

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$6,816,567	—	—	$6,816,567
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016	9

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,150	—	—	$8,150
Cash pledged for financial futures contracts	10,269,800	—	—	10,269,800
Liabilities:
Collateral on securities loaned at value	—	$(82,947,561)	—	(82,947,561)

Total	$10,277,950	$(82,947,561)	—	$(72,669,611)

During the period ended March 31, 2016, there were no transfers between levels.

10	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.1%
AGL Energy Ltd.	33,932	$477,737
Alumina Ltd. (a)	80,719	80,300
Amcor Ltd.	61,970	680,496
AMP Ltd.	140,036	620,719
APA Group (a)(b)	66,494	448,467
Aristocrat Leisure Ltd.	27,113	213,881
Asciano Ltd.	44,883	308,413
ASX Ltd.	9,130	289,618
Aurizon Holdings Ltd.	104,377	317,174
AusNet Services	34,747	39,669
Australia & New Zealand Banking Group Ltd. (a)	139,444	2,499,737
Bank of Queensland Ltd.	19,847	184,017
Bendigo & Adelaide Bank Ltd. (a)	16,747	113,654
BHP Billiton Ltd.	148,256	1,915,734
Boral Ltd.	39,580	187,216
Brambles Ltd.	85,150	788,846
Caltex Australia Ltd. (a)	14,445	376,743
CIMIC Group Ltd.	1,949	51,854
Coca-Cola Amatil Ltd.	16,044	108,641
Cochlear Ltd.	3,188	249,358
Commonwealth Bank of Australia	86,197	4,941,596
Computershare Ltd.	18,081	135,329
Crown Resorts Ltd. (a)	12,817	122,284
CSL Ltd.	23,163	1,800,030
Dexus Property Group	50,587	307,196
Flight Centre Travel Group Ltd. (a)	1,384	45,839
Fortescue Metals Group Ltd.	63,976	124,457
Goodman Group	90,279	461,711
GPT Group	85,677	327,995
Harvey Norman Holdings Ltd.	13,921	50,079
Healthscope Ltd.	82,216	167,294
Iluka Resources Ltd.	34,250	171,726
Incitec Pivot Ltd.	96,223	234,842
Insurance Australia Group Ltd. (a)	120,818	516,002
Lend Lease Group (b)	31,290	332,178
Macquarie Group Ltd.	15,644	791,808
Medibank Pvt Ltd.	149,927	336,259
Mirvac Group	212,978	315,568
National Australia Bank Ltd.	134,087	2,692,327
Newcrest Mining Ltd. (a)(c)	43,527	563,281
Oil Search Ltd. (a)	68,503	356,724
Orica Ltd. (a)	17,936	210,963
Origin Energy Ltd.	77,987	303,734
Platinum Asset Management Ltd.	9,023	43,869
Qantas Airways Ltd. (c)	21,423	66,869
QBE Insurance Group Ltd.	69,084	577,315
Ramsay Health Care Ltd. (a)	7,590	356,369
REA Group Ltd. (a)	1,087	44,992
Rio Tinto Ltd.	22,393	729,146
Santos Ltd. (a)	105,104	325,663
Scentre Group	288,676	982,656
Seek Ltd. (a)	11,674	144,925

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd. (a)	20,252	$290,449
South32 Ltd. (c)	304,116	341,263
Stockland	120,177	393,171
Suncorp Group Ltd. (a)	72,978	665,823
Sydney Airport (b)	56,475	289,295
Tabcorp Holdings Ltd.	54,398	178,381
Tatts Group Ltd.	59,669	172,877
Telstra Corp. Ltd.	194,368	793,211
TPG Telecom Ltd.	14,159	123,037
Transurban Group (a)(b)	107,552	934,245
Treasury Wine Estates Ltd.	48,858	360,767
Vicinity Centres	174,986	427,672
Wesfarmers Ltd.	53,148	1,686,959
Westfield Corp.	107,826	825,592
Westpac Banking Corp. (a)	167,369	3,887,494
Woodside Petroleum Ltd.	37,491	749,962
Woolworths Ltd. (a)	65,258	1,104,478

		41,757,976
Austria — 0.1%
Andritz AG (a)	5,013	274,632
Erste Group Bank AG (c)	15,117	424,289
OMV AG (a)	7,068	198,457
Raiffeisen Bank International AG (c)	4,478	67,677
Voestalpine AG	4,890	163,098

		1,128,153
Belgium — 1.0%
Ageas	9,520	376,766
Anheuser-Busch InBev SA (a)	39,815	4,946,486
Colruyt SA	3,569	207,553
Delhaize Group	5,181	539,968
Groupe Bruxelles Lambert SA	4,110	338,628
KBC Groep NV	12,394	638,262
Proximus	7,467	254,807
Solvay SA	4,091	409,015
Telenet Group Holding NV (c)	1,997	100,927
UCB SA (a)	6,867	524,194
Umicore SA	5,605	278,232

		8,614,838
Brazil — 1.4%
AMBEV SA	247,600	1,295,964
B2W Cia Digital (c)	17,200	68,405
Banco Bradesco SA - ADR	35,196	294,438
Banco Bradesco SA, Preference Shares	124,988	940,977
Banco do Brasil SA	36,400	200,138
Banco Santander Brasil SA	12,700	59,868
BB Seguridade Participacoes SA	47,500	392,349
BM&FBovespa SA	105,100	449,554
BR Malls Participacoes SA	13,700	56,200

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
Braskem SA, Preference A Shares	11,000	$71,617
BRF SA	35,100	500,878
CCR SA	32,500	126,813
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	1,600	4,672
CETIP SA — Mercados Organizado	9,411	105,086
Cia Energetica de Minas Gerais, Preference Shares	24,313	54,703
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	4,000	17,643
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	91,631
Cielo SA	48,332	470,060
Companhia de Saneamento Basico do Estado de Sao Paulo	7,000	46,684
Companhia Siderurgica Nacional SA	48,700	96,841
Cosan SA Industria e Comercio	1,800	15,714
CPFL Energia SA (c)	3,715	20,251
Duratex SA	5,621	11,834
EDP — Energias do Brasil SA	900	3,154
Embraer SA	37,700	250,065
Equatorial Energia SA	13,600	154,925
Estacio Participacoes SA	21,100	69,362
Fibria Celulose SA	10,300	86,911
Gerdau SA, Preference Shares	30,600	55,487
Hypermarcas SA (c)	19,300	150,937
Itau Unibanco Holding SA, Preference Shares	164,045	1,423,900
Itausa — Investimentos Itau SA, Preference Shares	226,712	515,133
JBS SA	31,400	95,624
Klabin SA, Preference Shares	22,200	119,593
Kroton Educacional SA	59,168	188,908
Localiza Rent a Car SA	2,940	24,301
Lojas Americanas SA	7,200	23,008
Lojas Americanas SA, Preference Shares	14,784	68,335
Lojas Renner SA	21,500	124,313
M Dias Branco SA	1,500	28,105
Multiplan Empreendimentos Imobiliarios SA	4,600	68,700
Natura Cosmeticos SA	8,200	60,525
Odontoprev SA	600	1,902
Petroleo Brasileiro SA (c)	164,300	485,728
Petroleo Brasileiro SA, Preference Shares (c)	220,300	511,592
Porto Seguro SA	4,400	33,334
Qualicorp SA	8,500	35,152
Raia Drogasil SA	9,300	135,013
Sul America SA	8,738	39,004
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	47,884

Common Stocks	Shares	Value
Brazil (continued)
Telefonica Brasil SA, Preference Shares	16,200	$203,826
Tim Participacoes SA	41,040	91,310
Totvs SA	3,300	24,963
Tractebel Energia SA	4,600	46,926
Transmissora Alianca de Energia Eletrica SA	3,300	18,521
Ultrapar Participacoes SA	18,600	361,018
Vale SA	65,800	277,243
Vale SA, Preference Shares	114,000	360,803
WEG SA	18,720	72,940

		11,650,765
Canada — 6.5%
Agnico Eagle Mines Ltd.	12,637	457,219
Agrium, Inc.	7,173	633,323
Alimentation Couche Tard, Inc., Class B	20,794	925,423
AltaGas Ltd. (a)	5,249	134,989
ARC Resources Ltd. (a)	13,939	202,739
Atco Ltd. Class I	2,968	89,766
Bank of Montreal	32,859	1,995,449
Bank of Nova Scotia	57,323	2,801,379
Barrick Gold Corp.	55,355	751,848
BCE, Inc.	7,340	334,517
BlackBerry Ltd. (a)(c)	17,331	140,650
Bombardier, Inc., Class B (a)(c)	55,865	56,779
Brookfield Asset Management, Inc., Class A	44,288	1,540,319
CAE, Inc.	5,726	66,221
Cameco Corp.	17,020	218,459
Canadian Imperial Bank of Commerce (a)	18,546	1,385,434
Canadian National Railway Co.	40,915	2,556,813
Canadian Natural Resources Ltd.	56,684	1,533,250
Canadian Pacific Railway Ltd.	7,192	955,518
Canadian Tire Corp. Ltd., Class A	4,121	428,965
Canadian Utilities Ltd., Class A	9,258	259,117
CCL Industries, Inc., Class B	1,374	260,782
Cenovus Energy, Inc.	39,944	519,772
CGI Group, Inc., Class A (c)	12,922	617,570
CI Financial Corp.	11,539	254,991
Constellation Software, Inc.	1,101	450,819
Crescent Point Energy Corp. (a)	30,179	417,800
Dollarama, Inc.	6,920	486,944
Eldorado Gold Corp.	17,582	55,234
Element Financial Corp. (a)	19,100	205,890
Empire Co. Ltd., Class A	12,024	208,308
Enbridge, Inc.	42,824	1,667,127
Encana Corp. (a)	30,957	188,781
Fairfax Financial Holdings Ltd.	1,258	704,257
Finning International, Inc.	7,357	108,025
First Capital Realty, Inc.	2,654	42,137

2	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Canada (continued)
First Quantum Minerals Ltd. (a)	28,339	$149,250
Fortis, Inc.	15,891	498,112
Franco-Nevada Corp.	9,282	570,034
George Weston Ltd.	3,435	307,543
Gildan Activewear, Inc.	13,076	398,698
Goldcorp, Inc.	40,940	664,182
Great-West Lifeco, Inc.	12,487	343,627
H&R Real Estate Investment Trust	2,945	47,596
Husky Energy, Inc.	15,100	188,001
IGM Financial, Inc. (a)	4,062	122,353
Imperial Oil Ltd.	16,836	562,475
Industrial Alliance Insurance & Financial Services, Inc.	3,523	106,334
Intact Financial Corp.	8,105	567,459
Inter Pipeline Ltd. (a)	18,400	378,980
Jean Coutu Group PJC, Inc., Class A	3,208	54,391
Keyera Corp.	8,330	252,834
Kinross Gold Corp. (c)	50,110	170,924
Loblaw Cos. Ltd.	13,102	733,611
Magna International, Inc.	21,261	913,957
Manulife Financial Corp.	100,351	1,420,174
Methanex Corp. (a)	4,533	145,684
Metro, Inc.	13,402	464,981
National Bank of Canada	19,207	628,378
Onex Corp.	5,499	335,169
Open Text Corp.	5,660	293,209
Pembina Pipeline Corp.	18,933	511,829
Peyto Exploration & Development Corp.	6,142	136,625
Potash Corp. of Saskatchewan, Inc.	43,849	746,488
Power Corp. of Canada	21,464	495,139
Power Financial Corp.	12,359	308,987
PrairieSky Royalty Ltd. (a)	5,018	95,202
Restaurant Brands International, Inc. (a)	11,133	432,376
RioCan Real Estate Investment Trust	3,112	63,738
Rogers Communications, Inc., Class B	18,164	727,259
Royal Bank of Canada	71,809	4,137,415
Saputo, Inc.	10,940	350,754
Shaw Communications, Inc., Class B	19,068	368,367
Silver Wheaton Corp.	17,253	286,277
SNC-Lavalin Group, Inc.	9,239	337,548
Sun Life Financial, Inc.	30,632	988,243
Suncor Energy, Inc.	77,710	2,164,212
Teck Resources Ltd., Class B (a)	19,684	149,288
TELUS Corp.	8,212	267,337
Thomson Reuters Corp.	19,582	793,382
Toronto-Dominion Bank	92,301	3,984,134
Tourmaline Oil Corp. (c)	10,430	220,847

Common Stocks	Shares	Value
Canada (continued)
TransCanada Corp. (a)	36,953	$1,452,797
Turquoise Hill Resources Ltd. (c)	39,981	102,204
Valeant Pharmaceuticals International, Inc. (c)	16,850	441,765
Veresen, Inc.	9,589	64,751
Vermilion Energy, Inc.	6,754	197,667
West Fraser Timber Co. Ltd.	2,687	107,811
Yamana Gold, Inc.	26,930	81,697

		53,988,709
Chile — 0.3%
AES Gener SA	90,837	45,907
Aguas Andinas SA, Class A	76,400	43,655
Banco de Chile	1,385,221	148,964
Banco de Credito e Inversiones	735	29,717
Banco Santander Chile SA	2,103,327	102,262
Cencosud SA	46,368	116,948
Colbun SA	466,420	129,949
Companhia Cervecerias Unidas SA	4,404	49,627
CorpBanca	2,375,874	21,726
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	30,271
Empresa Nacional de Electricidad SA	204,788	284,860
Empresa Nacional de Telecomunicaciones SA	2,032	17,940
Empresas CMPC SA	36,023	84,054
Empresas COPEC SA	24,294	232,572
Enersis SA	1,181,655	327,261
Latam Airlines Group SA (c)	19,853	139,208
SACI Falabella	35,710	249,394
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	1,850	38,138
SONDA SA	18,572	35,772

		2,128,225
China — 4.1%
AAC Technologies Holdings, Inc.	39,500	302,017
Agricultural Bank of China Ltd., Class H	1,110,000	399,333
Air China Ltd., Class H	62,000	43,999
Alibaba Group Holding Ltd. — SP ADR (c)	25,118	1,985,076
Aluminum Corp. of China Ltd., Class H (c)	64,000	20,374
Anhui Conch Cement Co., Ltd., Class H	79,500	213,327
ANTA Sports Products Ltd.	81,000	178,317
AviChina Industry & Technology Co. Ltd., Class H	116,000	87,227
Baidu, Inc. — ADR (c)	6,913	1,319,553
Bank of China Ltd., Class H	4,049,000	1,681,008

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Bank of Communications Co. Ltd., Class H	470,700	$309,706
Beijing Capital International Airport Co. Ltd., Class H	100,000	106,801
Byd Co. Ltd., Class H (a)(c)	26,500	152,528
CGN Power Co. Ltd. (d)	546,000	185,017
China Cinda Asset Management Co. Ltd.	681,000	239,014
China CITIC Bank Corp. Ltd., Class H (c)	448,000	274,601
China Coal Energy Co. Ltd., Class H (a)	107,000	44,393
China Communications Construction Co. Ltd., Class H	239,000	286,116
China Communications Services Corp. Ltd., Class H	44,000	20,091
China Conch Venture Holdings Ltd.	92,500	182,541
China Construction Bank Corp., Class H	3,987,000	2,552,294
China COSCO Holdings Co. Ltd., Class H (a)(c)	78,000	30,281
China Everbright Bank Co. Ltd., Class H (a)	58,000	28,195
China Galaxy Securities Co. Ltd., Class H	132,500	129,049
China Huishan Dairy Holdings Co. Ltd. (a)	338,000	127,269
China International Marine Containers Group Co. Ltd., Class H	41,500	65,148
China Life Insurance Co. Ltd., Class H	346,000	850,208
China Longyuan Power Group Corp., Class H	125,000	92,505
China Medical System Holdings Ltd.	109,000	151,292
China Mengniu Dairy Co. Ltd.	170,000	270,736
China Merchants Bank Co. Ltd., Class H	263,078	553,652
China Minsheng Banking Corp. Ltd., Class H	306,400	286,237
China National Building Material Co. Ltd., Class H (a)	132,000	61,273
China Oilfield Services Ltd., Class H (a)	64,000	50,144
China Pacific Insurance Group Co. Ltd., Class H	141,800	532,524
China Petroleum & Chemical Corp. Class H	1,278,400	830,451
China Railway Construction Corp. Ltd., Class H	72,000	85,725
China Railway Group Ltd., Class H	230,000	174,731
China Resources Gas Group Ltd.	48,000	137,089

Common Stocks	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class H	179,500	$282,423
China Shipping Container Lines Co. Ltd., Class H (c)	122,000	27,887
China Southern Airlines Co. Ltd., Class H	48,000	30,223
China Telecom Corp. Ltd., Class H	754,000	399,185
China Unicom Hong Kong Ltd.	340,000	447,788
China Vanke Co. Ltd., Class H	48,500	119,016
Chongqing Changan Automobile Co. Ltd.	21,400	40,013
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	64,585
CITIC Securities Co. Ltd., Class H	90,500	212,317
CNOOC Ltd.	958,000	1,118,029
Country Garden Holdings Co. Ltd.	214,270	85,170
CSPC Pharmaceutical Group Ltd.	154,000	139,394
CSR Corp. Ltd., Class H	222,350	223,972
Ctrip.com International Ltd. — ADR (c)	7,176	317,610
Dalian Wanda Commercial Properties Co., Ltd., Class H (d)	24,800	146,958
Datang International Power Generation Co. Ltd., Class H	98,000	30,222
Dongfeng Motor Group Co. Ltd., Class H	182,000	227,608
Evergrande Real Estate Group Ltd. (a)	286,000	220,818
Far East Horizon Ltd.	141,000	108,625
Fosun International Ltd.	81,500	116,118
GF Securities Co., Ltd., Class H (c)	31,000	75,554
Great Wall Motor Co. Ltd., Class H	123,000	99,883
Guangzhou Automobile Group Co. Ltd., Class H	52,000	54,083
Guangzhou R&F Properties Co. Ltd., Class H (a)	13,200	18,914
Haitian International Holdings Ltd.	67,000	115,111
Haitong Securities Co. Ltd., Class H	163,200	279,004
Hengan International Group Co. Ltd.	39,000	339,685
Huadian Power International Corp. Ltd., Class H	68,000	43,388
Huaneng Power International, Inc., Class H	192,000	172,153
Huaneng Renewables Corp. Ltd., Class H	158,000	49,109
Huatai Securities Co., Ltd., Class H (c)(d)	68,800	163,470
Industrial & Commercial Bank of China Ltd., Class H	3,753,000	2,102,332
JD.com, Inc., ADR (c)	8,569	227,078
Jiangsu Expressway Co. Ltd., Class H	26,000	35,014

4	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Jiangxi Copper Co. Ltd., Class H	36,000	$43,139
Kingsoft Corp. Ltd.	55,000	129,094
Lenovo Group Ltd.	446,000	347,601
Longfor Properties Co. Ltd.	51,500	73,265
Luye Pharma Group Ltd. (c)	189,500	146,581
NetEase, Inc., ADR	1,973	283,283
New China Life Insurance Co. Ltd., Class H	29,100	102,853
People’s Insurance Co. Group of China Ltd., Class H	272,000	115,499
PetroChina Co. Ltd., Class H	1,096,000	725,392
PICC Property & Casualty Co. Ltd., Class H	177,532	326,884
Ping An Insurance Group Co. of China Ltd., Class H	241,000	1,156,505
Qihoo 360 Technology Co. Ltd., ADR (c)	2,335	176,409
Semiconductor Manufacturing International Corp. (c)	1,051,000	93,352
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,000	176,020
Shanghai Electric Group Co. Ltd., Class H (a)	104,000	47,500
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	7,000	19,290
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	37,766
Shenzhou International Group Holdings Ltd.	20,000	108,950
Shui On Land Ltd.	76,666	20,699
Sihuan Pharmaceutical Holdings Group Ltd.	99,200	28,389
Sino-Ocean Land Holdings Ltd.	137,000	64,923
Sinopec Engineering Group Co. Ltd., Class H	13,500	10,925
Sinopec Shanghai Petrochemical Co. Ltd., Class H (c)	123,000	62,437
Sinopharm Group Co. Ltd., Class H	47,200	213,309
Sinotrans Ltd., Class H	45,000	19,708
SOHO China Ltd.	195,000	93,294
Sunac China Holdings Ltd.	149,000	100,403
Tencent Holdings Ltd.	256,000	5,233,756
Tingyi Cayman Islands Holding Corp.	138,000	154,188
Tsingtao Brewery Co. Ltd., Class H	14,000	53,287
Vipshop Holdings Ltd. — ADR (c)	9,945	128,092
Want Want China Holdings Ltd.	339,000	251,371
Weichai Power Co. Ltd., Class H	24,400	27,334
Yanzhou Coal Mining Co. Ltd., Class H (a)	36,000	18,793
Zhejiang Expressway Co. Ltd., Class H	54,000	57,947

Common Stocks	Shares	Value
China (continued)
Zhuzhou CSR Times Electric Co. Ltd., Class H	25,000	$146,110
Zijin Mining Group Co. Ltd., Class H	218,000	67,096
ZTE Corp., Class H	14,400	26,285

		34,060,310
Colombia — 0.1%
Bancolombia SA	15,644	134,933
Cementos Argos SA	38,031	147,282
Corp. Financiera Colombiana SA	1,444	18,405
Ecopetrol SA	184,080	80,368
Grupo Argos SA	6,618	44,245
Grupo Aval Acciones y Valores	125,734	49,028
Grupo de Inversiones Suramericana SA	6,592	87,659
Grupo de Inversiones Suramericana SA, Preference Shares	803	10,491
Interconexion Electrica SA	6,953	20,044

		592,455
Czech Republic — 0.0%
CEZ AS	9,764	171,971
Komercni Banka AS	558	123,157

		295,128
Denmark — 1.4%
A.P. Moeller — Maersk A/S, Class A	220	280,712
A.P. Moeller — Maersk A/S, Class B	371	486,392
Carlsberg A/S, Class B	4,333	412,005
Chr Hansen Holding A/S	4,943	331,484
Coloplast A/S, Class B (a)	6,579	497,853
Danske Bank A/S	35,120	991,103
DSV A/S	8,213	341,613
Genmab A/S (c)	2,387	330,311
ISS A/S	8,788	352,458
Novo Nordisk A/S, Class B	97,867	5,299,846
Novozymes A/S, Class B	12,683	569,548
Pandora A/S	5,500	719,058
TDC A/S	36,256	177,203
Tryg A/S (a)	5,025	97,318
Vestas Wind Systems A/S	11,244	792,249
William Demant Holding A/S (c)	1,605	161,207

		11,840,360
Finland — 0.7%
Elisa OYJ	8,970	348,316
Fortum OYJ	27,627	417,819
Kone OYJ, Class B	16,423	790,452
Metso OYJ (a)	9,428	224,686
Neste Oil OYJ	5,327	175,056
Nokia OYJ	285,589	1,694,180
Nokian Renkaat OYJ	4,713	166,277

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Finland (continued)
Orion OYJ, Class B	4,256	$140,488
Sampo OYJ, Class A	21,894	1,036,997
Stora Enso OYJ, Class R	32,562	290,929
UPM-Kymmene OYJ	27,594	498,888
Wartsila OYJ	6,761	305,617

		6,089,705
France — 7.1%
Accor SA	10,752	454,826
Aeroports de Paris	1,132	139,799
Air Liquide SA	17,520	1,965,583
Airbus Group SE	28,300	1,875,085
Alstom SA (c)	10,571	269,778
ArcelorMittal	86,041	388,163
Arkema	3,739	280,117
AtoS	4,829	392,205
AXA SA	94,651	2,219,442
BNP Paribas SA	53,133	2,669,433
Bollore SA	36,855	142,874
Bouygues SA	11,139	452,792
Bureau Veritas SA	11,737	260,953
Cap Gemini SA	7,654	717,979
Carrefour SA	27,447	754,055
Casino Guichard-Perrachon SA	2,964	169,633
Christian Dior SA	2,982	539,966
Cie Generale des Etablissements Michelin	9,265	946,591
CNP Assurances	7,565	117,807
Compagnie de Saint-Gobain	23,437	1,029,451
Credit Agricole SA	52,014	562,473
Danone SA	29,515	2,094,155
Dassault Systemes SA	6,665	528,078
Edenred	13,608	263,818
Electricite de France SA (a)	14,412	161,352
Engie SA	75,110	1,163,725
Essilor International SA	10,093	1,243,616
Eurazeo	1,698	114,687
Eutelsat Communications SA	10,133	326,802
Fonciere Des Regions	2,240	211,244
Gecina SA	1,956	268,295
Groupe Eurotunnel SE, Registered Shares	23,156	259,245
Hermes International	1,327	466,602
ICADE	1,426	108,976
Iliad SA	1,504	386,416
Imerys SA	704	49,031
Ingenico Group SA	2,978	341,373
JCDecaux SA	4,756	208,156
Kering	4,140	739,167
Klepierre	10,381	495,878
L’Oreal SA	12,489	2,234,110
Lagardere SCA	4,159	110,315
Legrand SA	13,403	749,147

Common Stocks	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SA	13,374	$2,285,300
Natixis SA	32,454	159,550
Numericable-SFR	5,463	229,432
Orange SA	99,208	1,732,460
Pernod Ricard SA	10,974	1,221,983
Peugeot SA (c)	21,557	368,797
Publicis Groupe SA	9,791	686,555
Remy Cointreau SA	57	4,323
Renault SA	9,933	987,117
Rexel SA	17,849	254,433
Safran SA	14,145	987,320
Sanofi	58,158	4,675,655
Schneider Electric SE	27,411	1,727,454
SCOR SE	9,355	329,819
SES SA	16,337	477,936
Societe BIC SA	1,438	216,067
Societe Generale SA	35,927	1,327,573
Sodexo SA	5,001	538,228
Suez Environnement Co.	10,406	190,496
Technip SA	5,041	279,368
Thales SA	4,833	422,330
Total SA	105,153	4,784,598
Unibail-Rodamco SE	4,674	1,281,869
Valeo SA	4,428	688,547
Veolia Environnement SA	23,837	573,728
Vinci SA	24,208	1,796,816
Vivendi SA	56,472	1,183,480
Wendel SA	1,358	147,672
Zodiac Aerospace	9,179	183,313

		58,615,412
Germany — 6.3%
adidas AG (a)	10,707	1,250,158
Allianz SE, Registered Shares	22,421	3,641,282
Axel Springer AG (a)	2,564	138,015
BASF SE	43,937	3,303,866
Bayer AG, Registered Shares	40,938	4,797,123
Bayerische Motoren Werke AG	17,155	1,574,927
Bayerische Motoren Werke AG, Preference Shares	2,023	161,503
Beiersdorf AG	5,135	462,530
Brenntag AG	8,520	485,493
Commerzbank AG (c)	59,739	518,329
Continental AG (a)	5,478	1,242,464
Daimler AG, Registered Shares	48,314	3,697,596
Deutsche Bank AG, Registered Shares (a)	69,330	1,177,027
Deutsche Boerse AG	9,803	834,666
Deutsche Lufthansa AG, Registered Shares (c)	12,602	203,389
Deutsche Post AG, Registered Shares	47,843	1,327,828

6	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
Deutsche Telekom AG, Registered Shares (a)	161,500	$2,895,422
Deutsche Wohnen AG, Bearer Shares	16,491	511,790
E.ON SE	97,260	929,996
Evonik Industries AG	7,842	234,533
Fraport AG Frankfurt Airport Services Worldwide	2,602	157,568
Fresenius Medical Care AG & Co. KGaA (a)	11,508	1,015,303
Fresenius SE & Co. KGaA	18,714	1,364,110
Fuchs Petrolub SE, Preference Shares	3,377	150,476
GEA Group AG	7,070	344,952
Hannover Rueck SE (a)	3,514	408,405
HeidelbergCement AG	7,796	666,209
Henkel AG & Co. KGaA	5,377	527,253
Hugo Boss AG	3,305	216,061
Infineon Technologies AG	59,995	850,629
K+S AG, Registered Shares	10,011	233,496
Kabel Deutschland Holding AG	483	54,080
Lanxess AG	5,116	245,192
Linde AG	9,262	1,345,752
MAN SE	2,023	218,781
Merck KGaA	6,678	555,501
Metro AG (a)	7,442	230,206
Muenchener Rueckversicherungs AG, Registered Shares	8,057	1,635,121
OSRAM Licht AG	4,893	251,529
Porsche Automobil Holding SE, Preference Shares	6,103	315,432
ProSiebenSat.1 Media AG, Registered Shares	11,089	569,252
RWE AG (a)	24,137	310,509
SAP SE	48,938	3,937,960
Siemens AG, Registered Shares	39,225	4,148,463
Symrise AG	6,340	424,475
Telefonica Deutschland Holding AG (a)	33,908	183,299
ThyssenKrupp AG	19,076	395,107
TUI AG	24,966	386,193
United Internet AG, Registered Shares	6,889	345,159
Volkswagen AG	1,804	262,075
Vonovia SE	25,145	902,726

		52,039,211
Greece — 0.1%
Alpha Bank AE (c)	69,105	152,334
Eurobank Ergasias SA (c)	92,831	81,104
FF Group	440	8,629
Hellenic Telecommunications Organization SA	12,770	114,937

Common Stocks	Shares	Value
Greece (continued)
JUMBO SA (c)	1,999	$27,005
National Bank of Greece SA (c)	3,405	953
OPAP SA	8,833	61,842
Piraeus Bank SA (c)	864	220
Titan Cement Co. SA	990	21,243

		468,267
Hong Kong — 3.5%
AIA Group Ltd.	616,800	3,505,903
Alibaba Health Information Technology Ltd. (c)	176,000	107,574
Alibaba Pictures Group Ltd. (a)(c)	480,000	109,617
ASM Pacific Technology Ltd. (a)	6,300	49,598
Bank of East Asia Ltd. (a)	59,000	220,527
Beijing Enterprises Holdings Ltd.	38,000	208,096
Beijing Enterprises Water Group Ltd. (c)	232,000	145,562
Belle International Holdings Ltd.	292,000	169,268
BOC Hong Kong Holdings Ltd.	206,500	616,864
Brilliance China Automotive Holdings Ltd.	148,000	153,347
Cathay Pacific Airways Ltd.	32,000	55,424
Cheung Kong Infrastructure Holdings Ltd. (a)	38,000	371,611
Cheung Kong Property Holdings Ltd.	142,008	915,139
China Everbright International Ltd.	107,000	119,490
China Everbright Ltd.	102,000	213,823
China Gas Holdings Ltd.	74,000	109,222
China Jinmao Holdings Group Ltd.	326,000	90,694
China Merchants Holdings International Co. Ltd.	60,000	178,407
China Mobile Ltd.	310,500	3,438,776
China Overseas Land & Investment Ltd.	216,000	684,109
China Power International Development Ltd.	139,000	72,002
China Resources Enterprise Ltd.	86,000	160,188
China Resources Land Ltd.	163,111	418,477
China Resources Power Holdings Co., Ltd.	118,000	220,594
China State Construction International Holdings Ltd.	70,000	104,397
China Taiping Insurance Holdings Co. Ltd. (c)	67,872	149,484
CITIC Ltd.	220,000	334,726
CK Hutchison Holdings Ltd.	134,008	1,741,037
CLP Holdings Ltd.	96,500	873,460
COSCO Pacific Ltd.	36,000	47,193
ENN Energy Holdings Ltd.	34,000	186,870
First Pacific Co. Ltd.	140,000	104,532
Galaxy Entertainment Group Ltd.	152,000	570,637
GCL-Poly Energy Holdings Ltd. (a)	431,000	71,223

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Hong Kong (continued)
Geely Automobile Holdings Ltd.	365,000	$181,033
GOME Electrical Appliances Holding Ltd.	627,000	90,553
Guangdong Investment Ltd.	164,000	207,372
Haier Electronics Group Co. Ltd.	48,000	83,685
Hanergy Thin Film Power Group Ltd. (a)(c)	286,000	—
Hang Lung Properties Ltd.	120,000	229,106
Hang Seng Bank Ltd.	39,400	697,143
Henderson Land Development Co. Ltd.	58,850	361,881
HKT Trust & HKT Ltd. (b)	142,900	196,739
Hong Kong & China Gas Co. Ltd.	361,330	675,456
Hong Kong Exchanges & Clearing Ltd.	56,400	1,359,024
Hysan Development Co. Ltd.	25,000	106,542
Jardine Matheson Holdings Ltd.	12,200	695,881
Kerry Properties Ltd.	16,500	45,303
Kunlun Energy Co. Ltd.	134,000	116,578
Li & Fung Ltd.	250,000	148,112
Link REIT	126,500	751,492
MGM China Holdings Ltd.	27,200	41,660
MTR Corp.	67,500	334,537
New World China Land Ltd.	214,000	218,085
New World Development Co. Ltd.	280,666	267,875
Nine Dragons Paper Holdings Ltd.	178,000	134,858
NWS Holdings Ltd.	52,186	83,223
PCCW Ltd.	84,000	54,408
Power Assets Holdings Ltd.	78,500	803,416
Sands China Ltd.	138,800	566,638
Shanghai Industrial Holdings Ltd.	15,000	35,376
Shangri-La Asia Ltd.	32,000	36,571
Shimao Property Holdings Ltd.	51,000	75,630
Sino Biopharmaceutical Ltd.	198,000	148,550
Sino Land Co. Ltd.	112,800	179,176
SJM Holdings Ltd.	69,000	49,364
Sun Art Retail Group Ltd.	110,000	77,999
Sun Hung Kai Properties Ltd.	89,000	1,089,050
Swire Pacific Ltd., Class A	36,500	393,687
Swire Properties Ltd.	42,600	115,309
Techtronic Industries Co. Ltd.	74,000	293,150
WH Group Ltd. (c)(d)	335,500	242,637
Wharf Holdings Ltd.	73,000	399,856
Wheelock & Co. Ltd.	32,000	142,990
Wynn Macau Ltd. (c)	121,200	187,425
Yue Yuen Industrial Holdings Ltd.	19,000	65,323
Yuexiu Property Co. Ltd.	284,400	41,078

		28,541,642
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	997	59,929
OTP Bank PLC	11,103	278,547

Common Stocks	Shares	Value
Hungary (continued)
Richter Gedeon Nyrt	3,173	$63,210

		401,686
India — 1.7%
ACC Ltd.	1,747	36,443
Adani Ports & Special Economic Zone Ltd.	43,145	161,315
Ambuja Cements Ltd.	26,422	92,754
Apollo Hospitals Enterprise Ltd.	8,931	179,219
Asian Paints Ltd.	11,155	146,255
Aurobindo Pharma Ltd.	13,516	152,000
Bajaj Auto Ltd.	3,253	118,202
Bharat Forge, Ltd.	5,977	78,778
Bharat Heavy Electricals Ltd.	22,772	39,132
Bharat Petroleum Corp. Ltd.	6,728	91,850
Bharti Airtel Ltd.	67,324	356,667
Bharti Infratel, Ltd.	20,489	118,172
Bosch Ltd.	292	91,682
Cairn India Ltd.	17,443	40,505
Cipla Ltd.	13,384	103,441
Coal India Ltd.	42,303	186,431
Container Corp. of India	2,401	45,079
Dabur India Ltd.	20,426	77,063
Divi’s Laboratories Ltd.	3,088	46,026
Dr. Reddy’s Laboratories Ltd.	1,820	83,151
Dr. Reddy’s Laboratories Ltd. — ADR	4,517	204,123
Eicher Motors, Ltd.	723	209,341
GAIL India Ltd.	12,294	66,148
GlaxoSmithKline Consumer Healthcare Ltd.	391	35,657
Glenmark Pharmaceuticals Ltd.	5,797	69,585
Godrej Consumer Products Ltd.	4,619	96,358
HCL Technologies Ltd.	29,571	363,441
Hero MotoCorp Ltd.	1,935	86,057
Hindalco Industries Ltd.	43,227	57,267
Hindustan Unilever Ltd.	40,183	527,427
Housing Development Finance Corp.	76,688	1,279,700
ICICI Bank Ltd. — ADR	20,733	148,448
ICICI Bank, Ltd.	30,654	110,124
Idea Cellular Ltd.	41,835	69,612
Indiabulls Housing Finance, Ltd.	8,948	87,771
Infosys Ltd.	13,647	250,742
Infosys Ltd. — ADR	75,312	1,432,434
ITC Ltd.	114,631	567,952
JSW Steel Ltd.	3,280	63,512
Larsen & Toubro Ltd.	4,639	85,219
Larsen & Toubro Ltd. — GDR	12,158	219,178
LIC Housing Finance Ltd.	17,978	133,865
Lupin Ltd.	11,830	264,210
Mahindra & Mahindra Financial Services Ltd.	10,804	39,810
Mahindra & Mahindra Ltd.	3,478	63,556

8	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
India (continued)
Mahindra & Mahindra Ltd. — GDR	13,518	$242,356
Marico, Ltd.	22,064	81,383
Maruti Suzuki India Ltd.	4,295	241,111
Motherson Sumi Systems Ltd.	12,306	49,521
Nestle India Ltd.	897	77,965
NTPC Ltd.	63,930	124,343
Oil & Natural Gas Corp. Ltd.	58,267	188,307
Piramal Enterprises Ltd.	8,297	129,857
Power Finance Corp. Ltd.	10,235	26,467
Reliance Communications Ltd. (c)	32,595	24,617
Reliance Industries Ltd.	11,768	185,716
Reliance Industries Ltd. — GDR (d)	27,499	842,844
Rural Electrification Corp., Ltd.	11,484	28,804
Shree Cement Ltd.	231	43,314
Shriram Transport Finance Co. Ltd.	5,718	82,276
Siemens Ltd.	2,761	45,829
State Bank of India	34,826	102,114
State Bank of India — GDR	5,712	167,567
Sun Pharmaceutical Industries Ltd.	47,910	593,044
Tata Consultancy Services Ltd.	23,603	898,219
Tata Motors Ltd. (c)	29,859	174,020
Tata Motors Ltd. — ADR (c)	6,008	174,532
Tata Power Co. Ltd.	42,988	41,939
Tata Steel Ltd.	11,672	56,245
Tech Mahindra Ltd.	11,300	81,029
UltraTech Cement Ltd.	1,383	67,446
United Breweries Ltd.	2,563	32,012
United Spirits Ltd. (c)	3,702	139,649
UPL Ltd.	13,245	95,562
Vedanta Ltd. — ADR	11,497	63,234
Wipro Ltd.	9,623	81,943
Wipro Ltd. — ADR	18,332	230,617
Zee Entertainment Enterprises Ltd.	20,478	119,622

		14,309,206
Indonesia — 0.6%
Adaro Energy Tbk PT	230,400	11,190
Astra Agro Lestari Tbk PT	11,500	15,771
Astra International Tbk PT	1,198,900	655,327
Bank Central Asia Tbk PT	705,900	707,718
Bank Danamon Indonesia Tbk PT	186,600	53,462
Bank Mandiri Persero Tbk PT	462,000	358,702
Bank Negara Indonesia Persero Tbk PT	405,600	159,007
Bank Rakyat Indonesia Persero Tbk PT	660,000	567,960
Bumi Serpong Damai Tbk PT	111,800	15,462
Charoen Pokphand Indonesia Tbk PT	271,300	73,398
Global Mediacom Tbk PT	137,600	12,498
Gudang Garam Tbk PT	9,800	48,241
Hanjaya Mandala Sampoerna Tbk PT	10,400	77,134

Common Stocks	Shares	Value
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT	88,600	$131,742
Indofood CBP Sukses Makmur Tbk PT	18,900	21,628
Indofood Sukses Makmur Tbk PT	331,300	180,496
Jasa Marga Persero Tbk PT	71,000	28,895
Kalbe Farma Tbk PT	858,400	93,470
Lippo Karawaci Tbk PT	819,500	64,539
Matahari Department Store Tbk PT	98,800	136,716
Media Nusantara Citra Tbk PT	60,162	9,883
Perusahaan Gas Negara Persero Tbk	426,200	84,009
Semen Indonesia Persero Tbk PT	106,000	81,245
Summarecon Agung Tbk PT	499,900	59,734
Surya Citra Media Tbk PT	84,000	19,870
Telekomunikasi Indonesia Persero Tbk PT	2,805,700	707,216
Tower Bersama Infrastructure Tbk PT (c)	38,000	16,661
Unilever Indonesia Tbk PT	62,700	202,849
United Tractors Tbk PT	67,700	78,092
XL Axiata Tbk PT (c)	82,000	24,722

		4,697,637
Ireland — 0.7%
Bank of Ireland (c)	1,442,740	417,296
CRH PLC	39,330	1,110,788
Experian PLC	51,781	924,263
James Hardie Industries PLC	24,629	337,177
Kerry Group PLC, Class A	8,083	751,700
Paddy Power Betfair PLC	4,015	560,007
Shire PLC	30,146	1,719,368

		5,820,599
Israel — 0.5%
Azrieli Group Ltd.	1,500	58,895
Bank Hapoalim BM	66,126	343,248
Bank Leumi Le-Israel BM (c)	71,682	257,419
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	240,444
Check Point Software Technologies Ltd. (c)	3,390	296,523
Delek Group Ltd.	69	11,845
Israel Chemicals Ltd.	18,197	79,023
Mizrahi Tefahot Bank Ltd.	8,332	97,746
NICE Systems Ltd.	2,571	167,098
Teva Pharmaceutical Industries Ltd.	44,550	2,396,071

		3,948,312
Italy — 1.5%
Assicurazioni Generali SpA	55,938	828,054
Atlantia SpA	21,663	600,220

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Italy (continued)
Banco Popolare SC (c)	14,013	$96,224
Enel Green Power SpA	101,500	217,928
Enel SpA	343,622	1,523,351
Eni SpA	126,625	1,912,377
Exor SpA	6,195	221,652
Ferrari NV (c)	4,560	189,392
Finmeccanica SpA (c)	15,326	194,066
Intesa Sanpaolo SpA	663,590	1,829,077
Luxottica Group SpA (a)	9,215	507,634
Mediobanca SpA	34,909	251,050
Prysmian SpA	10,105	228,629
Saipem SpA (a)(c)	391,138	156,417
Snam SpA	108,925	681,655
Telecom Italia SpA (c)	577,797	622,760
Telecom Italia SpA, Non-Convertible Savings Shares	219,492	192,092
Tenaris SA (a)	27,208	337,590
Terna - Rete Elettrica Nazionale SpA	77,000	439,040
UniCredit SpA	237,637	856,679
Unione di Banche Italiane SCpA (a)	40,601	149,953
UnipolSai SpA	92,405	213,408

		12,249,248
Japan — 16.0%
ABC-Mart, Inc.	300	19,200
Acom Co. Ltd. (a)(c)	16,100	81,065
Aeon Co. Ltd.	34,200	494,054
AEON Financial Service Co. Ltd. (a)	4,000	94,169
Aeon Mall Co. Ltd.	5,190	76,787
Air Water, Inc.	4,000	59,295
Aisin Seiki Co. Ltd.	10,800	406,510
Ajinomoto Co., Inc.	29,000	653,860
Alfresa Holdings Corp. (a)	8,900	170,808
Alps Electric Co. Ltd.	9,900	172,746
Amada Co. Ltd.	12,700	123,746
ANA Holdings, Inc.	80,000	225,331
Aozora Bank Ltd.	70,000	244,332
Asahi Glass Co. Ltd.	49,000	268,120
Asahi Group Holdings Ltd.	20,300	631,831
Asahi Kasei Corp.	68,000	459,252
Asics Corp. (a)	6,100	108,782
Astellas Pharma, Inc.	105,900	1,407,358
Bandai Namco Holdings, Inc.	10,000	217,984
Bank of Kyoto Ltd.	15,000	97,793
Bank of Yokohama Ltd. (c)	56,000	251,958
Benesse Holdings, Inc. (a)	1,100	31,671
Bridgestone Corp.	29,000	1,082,363
Brother Industries Ltd. (a)	7,500	86,141
Calbee, Inc. (a)	3,500	138,868
Canon, Inc.	50,500	1,506,058
Casio Computer Co. Ltd. (a)	8,100	163,360
Central Japan Railway Co.	7,200	1,273,329

Common Stocks	Shares	Value
Japan (continued)
Chiba Bank Ltd.	41,000	$204,207
Chubu Electric Power Co., Inc.	33,600	468,899
Chugai Pharmaceutical Co. Ltd. (a)	11,800	365,131
Chugoku Bank Ltd.	4,000	41,629
Chugoku Electric Power Co., Inc. (a)	14,700	198,326
Citizen Holdings Co. Ltd.	14,200	80,462
Credit Saison Co. Ltd. (a)	7,700	133,947
Dai Nippon Printing Co. Ltd.	26,000	230,727
Dai-ichi Life Insurance Co. Ltd.	55,200	668,995
Daicel Corp.	12,000	163,577
Daihatsu Motor Co. Ltd. (a)	8,100	114,075
Daiichi Sankyo Co. Ltd.	29,700	659,195
Daikin Industries Ltd.	12,000	896,215
Daito Trust Construction Co. Ltd. (a)	4,000	567,345
Daiwa House Industry Co. Ltd.	29,900	840,438
Daiwa Securities Group, Inc. (a)	82,000	504,006
Denso Corp.	24,600	987,457
Dentsu, Inc. (a)	11,900	596,981
Don Quijote Holdings Co. Ltd.	6,600	229,224
East Japan Railway Co.	16,200	1,397,404
Eisai Co. Ltd.	13,100	787,594
Electric Power Development Co. Ltd.	7,100	221,491
FamilyMart Co. Ltd.	3,300	171,387
FANUC Corp.	10,100	1,564,172
Fast Retailing Co. Ltd. (a)	2,600	830,763
Fuji Electric Co. Ltd.	13,000	44,948
Fuji Heavy Industries Ltd.	29,000	1,024,084
FUJIFILM Holdings Corp.	24,300	960,513
Fujitsu Ltd.	103,000	380,870
Fukuoka Financial Group, Inc.	34,000	110,754
GungHo Online Entertainment, Inc. (a)	8,800	24,756
Gunma Bank Ltd. (a)	15,000	61,955
Hachijuni Bank Ltd.	10,000	43,081
Hakuhodo DY Holdings, Inc.	5,800	65,666
Hamamatsu Photonics KK (a)	6,400	176,378
Hankyu Hanshin Holdings, Inc.	57,000	363,501
Hikari Tsushin, Inc.	1,800	136,979
Hino Motors Ltd.	8,600	92,928
Hirose Electric Co. Ltd.	1,335	147,129
Hiroshima Bank Ltd.	22,000	80,272
Hisamitsu Pharmaceutical Co., Inc.	1,100	49,160
Hitachi Chemical Co. Ltd.	1,600	28,752
Hitachi Construction Machinery Co. Ltd. (a)	4,600	73,007
Hitachi High-Technologies Corp.	1,600	45,041
Hitachi Ltd.	241,000	1,129,531
Hitachi Metals Ltd. (a)	8,000	82,499
Hokuhoku Financial Group, Inc.	45,000	59,129
Hokuriku Electric Power Co.	7,100	100,371

10	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Honda Motor Co. Ltd.	78,900	$2,157,212
Hoya Corp.	21,700	824,830
Hulic Co. Ltd.	9,000	85,815
Idemitsu Kosan Co. Ltd.	2,400	42,824
IHI Corp. (a)	58,000	122,768
Iida Group Holdings Co. Ltd.	6,800	132,436
Inpex Corp.	53,500	405,149
Isetan Mitsukoshi Holdings Ltd.	20,100	234,661
Isuzu Motors Ltd.	31,000	319,764
ITOCHU Corp. (a)	80,100	984,335
Itochu Techno-Solutions Corp.	6,000	113,212
Iyo Bank Ltd. (a)	8,700	56,880
J. Front Retailing Co. Ltd.	9,700	128,712
Japan Airlines Co. Ltd.	7,400	271,284
Japan Airport Terminal Co. Ltd. (a)	1,500	53,237
Japan Exchange Group, Inc.	29,800	455,885
Japan Post Bank Co. Ltd.	20,200	248,790
Japan Post Holdings Co. Ltd.	22,500	300,969
Japan Prime Realty Investment Corp.	41	166,979
Japan Real Estate Investment Corp.	56	323,282
Japan Retail Fund Investment Corp.	141	338,534
Japan Tobacco, Inc.	54,600	2,272,596
JFE Holdings, Inc. (a)	22,200	298,151
JGC Corp. (a)	10,000	149,559
Joyo Bank Ltd.	29,000	99,406
JSR Corp.	12,500	179,741
JTEKT Corp.	12,600	163,503
JX Holdings, Inc. (a)	125,300	482,450
Kajima Corp.	47,000	294,419
Kakaku.com, Inc. (a)	7,400	137,205
Kamigumi Co. Ltd.	18,000	169,331
Kaneka Corp.	19,000	162,694
Kansai Electric Power Co., Inc. (c)	38,500	340,640
Kansai Paint Co. Ltd. (a)	8,000	128,411
Kao Corp.	25,800	1,375,705
Kawasaki Heavy Industries Ltd.	84,000	242,339
KDDI Corp.	87,000	2,321,227
Keihan Electric Railway Co. Ltd.	15,000	105,672
Keikyu Corp.	22,000	193,504
Keio Corp.	27,000	236,953
Keisei Electric Railway Co. Ltd.	16,000	225,099
Keyence Corp.	2,220	1,210,726
Kikkoman Corp. (a)	8,000	262,612
Kintetsu Group Holdings Co. Ltd.	91,000	368,793
Kirin Holdings Co. Ltd.	35,100	491,705
Kobe Steel Ltd. (a)	126,000	110,746
Koito Manufacturing Co. Ltd.	6,000	271,685
Komatsu Ltd.	48,200	819,446
Konami Corp. (a)	5,700	168,459
Konica Minolta, Inc. (a)	23,700	201,014

Common Stocks	Shares	Value
Japan (continued)
Kose Corp.	1,700	$165,269
Kubota Corp.	56,000	764,386
Kuraray Co. Ltd.	19,300	235,863
Kurita Water Industries Ltd. (a)	7,400	168,553
Kyocera Corp.	16,700	735,321
Kyowa Hakko Kirin Co. Ltd.	12,000	191,483
Kyushu Electric Power Co. Inc. (a)(c)	25,500	242,315
Lawson, Inc.	3,800	318,100
LIXIL Group Corp. (a)	13,600	277,402
M3, Inc. (a)	9,700	243,943
Mabuchi Motor Co. Ltd. (a)	2,300	107,006
Makita Corp.	5,800	359,512
Marubeni Corp. (a)	87,100	440,674
Marui Group Co. Ltd. (a)	9,500	136,121
Maruichi Steel Tube Ltd.	2,400	65,733
Mazda Motor Corp.	29,500	457,894
McDonald’s Holdings Co. Japan Ltd.	1,500	35,538
Medipal Holdings Corp.	3,000	47,453
Meiji Holdings Co. Ltd.	6,200	498,224
Minebea Co. Ltd. (a)	19,000	148,133
Miraca Holdings, Inc.	2,400	98,525
Mitsubishi Chemical Holdings Corp.	70,100	365,999
Mitsubishi Corp. (a)	68,400	1,157,428
Mitsubishi Electric Corp.	98,000	1,026,837
Mitsubishi Estate Co. Ltd.	59,000	1,095,037
Mitsubishi Gas Chemical Co., Inc.	31,000	166,487
Mitsubishi Heavy Industries Ltd.	157,000	583,281
Mitsubishi Logistics Corp. (a)	2,000	26,236
Mitsubishi Materials Corp.	62,000	174,924
Mitsubishi Motors Corp.	35,200	262,765
Mitsubishi Tanabe Pharma Corp.	11,400	198,082
Mitsubishi UFJ Financial Group, Inc.	622,300	2,883,492
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,500	50,420
Mitsui & Co. Ltd. (a)	84,200	968,171
Mitsui Chemicals, Inc.	37,000	123,160
Mitsui Fudosan Co. Ltd.	47,000	1,170,660
Mitsui OSK Lines Ltd. (a)	47,000	95,625
Mixi, Inc.	1,800	66,757
Mizuho Financial Group, Inc.	1,191,800	1,776,118
MS&AD Insurance Group Holdings, Inc.	25,800	719,079
Murata Manufacturing Co. Ltd.	10,100	1,218,734
Nabtesco Corp.	3,900	87,478
Nagoya Railroad Co. Ltd. (a)	31,000	144,750
NEC Corp. (a)	108,000	271,510
Nexon Co. Ltd.	5,100	86,977
NGK Insulators Ltd.	15,000	276,802
NGK Spark Plug Co. Ltd. (a)	8,500	162,769

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
NH Foods Ltd.	8,000	$176,087
NHK Spring Co. Ltd. (a)	14,000	133,878
Nidec Corp. (a)	11,100	759,488
Nikon Corp.	19,900	304,293
Nintendo Co. Ltd.	5,200	739,170
Nippon Building Fund, Inc.	75	443,990
Nippon Electric Glass Co. Ltd. (a)	28,000	143,203
Nippon Express Co. Ltd.	31,000	140,941
Nippon Paint Holdings Co. Ltd. (a)	6,000	132,714
Nippon Steel & Sumitomo Metal	37,647	721,755
Nippon Telegraph & Telephone Corp.	34,200	1,477,354
Nippon Yusen KK	93,000	179,333
Nissan Motor Co. Ltd.	123,500	1,141,787
Nisshin Seifun Group, Inc.	9,000	142,930
Nissin Foods Holdings Co. Ltd.	3,500	164,392
Nitori Holdings Co. Ltd.	4,000	366,000
Nitto Denko Corp. (a)	8,800	490,367
NOK Corp.	3,800	64,830
Nomura Holdings, Inc.	183,100	817,788
Nomura Real Estate Holdings, Inc.	5,200	95,992
Nomura Research Institute Ltd.	6,710	225,972
NSK Ltd.	24,800	226,992
NTT Data Corp.	6,800	341,009
NTT DoCoMo, Inc.	72,500	1,648,028
NTT Urban Development Corp.	2,400	23,489
Obayashi Corp.	33,000	325,269
Odakyu Electric Railway Co. Ltd. (a)	34,000	369,848
Oji Holdings Corp.	39,000	156,641
Olympus Corp.	14,300	555,186
Omron Corp. (a)	11,500	342,040
Ono Pharmaceutical Co. Ltd.	21,000	888,355
Oracle Corp. Japan	700	39,258
Oriental Land Co. Ltd. (a)	9,900	700,916
ORIX Corp.	68,400	974,235
Osaka Gas Co. Ltd.	94,000	360,823
Otsuka Corp.	2,900	152,978
Otsuka Holdings Co. Ltd.	21,300	773,650
Panasonic Corp.	112,700	1,020,697
Park24 Co. Ltd.	1,300	36,372
Rakuten, Inc. (a)	48,300	466,238
Recruit Holdings Co. Ltd. (a)	8,500	259,171
Resona Holdings, Inc.	113,000	402,905
Ricoh Co. Ltd. (a)	39,000	396,947
Rinnai Corp.	2,100	185,511
Rohm Co. Ltd. (a)	5,400	227,107
Ryohin Keikaku Co. Ltd.	1,000	211,271
Sankyo Co. Ltd.	3,300	122,881
Sanrio Co. Ltd.	4,800	93,828
Santen Pharmaceutical Co. Ltd.	20,200	303,616
SBI Holdings, Inc.	8,850	89,720
Secom Co. Ltd.	10,900	808,813
Sega Sammy Holdings, Inc. (a)	6,900	75,177

Common Stocks	Shares	Value
Japan (continued)
Seibu Holdings, Inc.	6,200	$131,105
Seiko Epson Corp. (a)	14,900	239,636
Sekisui Chemical Co. Ltd.	19,000	233,908
Sekisui House Ltd.	33,100	558,449
Seven & I Holdings Co. Ltd.	35,900	1,529,615
Seven Bank Ltd.	27,800	118,652
Shikoku Electric Power Co., Inc. (a)	8,000	107,209
Shimadzu Corp.	11,000	172,572
Shimamura Co. Ltd.	900	112,348
Shimano, Inc. (a)	4,100	642,990
Shimizu Corp.	29,000	245,612
Shin-Etsu Chemical Co. Ltd.	19,800	1,022,630
Shinsei Bank Ltd. (a)	100,000	130,512
Shionogi & Co. Ltd.	13,900	653,317
Shiseido Co. Ltd.	19,900	443,332
Shizuoka Bank Ltd. (a)	30,000	216,305
Showa Shell Sekiyu KK	13,900	124,681
SMC Corp.	2,900	672,011
Softbank Group Corp.	46,400	2,219,314
Sompo Japan Nipponkoa Holdings, Inc.	18,100	512,980
Sony Corp.	62,700	1,612,088
Sony Financial Holdings, Inc.	6,900	88,228
Stanley Electric Co. Ltd.	5,100	115,266
Sumitomo Chemical Co. Ltd.	79,000	357,586
Sumitomo Corp. (a)	55,700	552,708
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,900	44,865
Sumitomo Electric Industries Ltd.	39,500	478,974
Sumitomo Heavy Industries Ltd.	20,000	82,553
Sumitomo Metal Mining Co. Ltd. (a)	29,000	286,924
Sumitomo Mitsui Financial Group, Inc.	61,500	1,866,996
Sumitomo Mitsui Trust Holdings, Inc.	177,000	518,164
Sumitomo Realty & Development Co. Ltd.	19,000	555,394
Sumitomo Rubber Industries Ltd.	10,500	162,238
Suntory Beverage & Food Ltd.	8,500	382,390
Suruga Bank Ltd.	8,300	145,653
Suzuken Co. Ltd.	1,870	63,470
Suzuki Motor Corp.	18,900	505,361
Sysmex Corp.	7,800	487,624
T&D Holdings, Inc.	31,400	293,309
Taiheiyo Cement Corp.	49,000	112,779
Taisei Corp.	51,000	336,787
Taisho Pharmaceutical Holdings Co. Ltd.	800	63,404
Taiyo Nippon Sanso Corp. (a)	4,000	38,008
Takashimaya Co. Ltd.	13,000	108,664
Takeda Pharmaceutical Co. Ltd.	39,500	1,800,826
TDK Corp.	6,800	377,304

12	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Teijin Ltd.	59,000	$205,455
Terumo Corp.	16,500	590,486
THK Co. Ltd. (a)	4,000	73,633
Tobu Railway Co. Ltd.	57,000	284,162
Toho Co. Ltd.	5,000	131,432
Toho Gas Co. Ltd.	18,000	127,762
Tohoku Electric Power Co., Inc. (a)	22,400	288,679
Tokio Marine Holdings, Inc.	33,800	1,142,031
Tokyo Electric Power Co., Inc. (c)	70,100	385,104
Tokyo Electron Ltd.	8,000	521,035
Tokyo Gas Co. Ltd.	124,000	578,019
Tokyo Tatemono Co. Ltd.	8,000	99,511
Tokyu Corp.	53,000	443,896
Tokyu Fudosan Holdings Corp. (a)	30,800	209,054
TonenGeneral Sekiyu KK	16,000	144,721
Toppan Printing Co. Ltd.	23,000	192,837
Toray Industries, Inc. (a)	80,000	682,732
Toshiba Corp. (a)(c)	208,000	404,434
Toto Ltd.	8,500	264,578
Toyo Seikan Kaisha Ltd. (a)	8,500	159,057
Toyo Suisan Kaisha Ltd.	5,400	193,840
Toyoda Gosei Co. Ltd. (a)	4,300	82,927
Toyota Industries Corp.	6,600	296,405
Toyota Motor Corp.	135,300	7,175,688
Toyota Tsusho Corp.	10,200	230,274
Trend Micro, Inc.	4,200	153,720
Unicharm Corp.	21,500	467,954
United Urban Investment Corp.	132	213,221
USS Co. Ltd.	12,100	193,081
West Japan Railway Co.	8,200	506,327
Yahoo! Japan Corp. (a)	75,400	320,920
Yakult Honsha Co. Ltd. (a)	5,200	230,059
Yamada Denki Co. Ltd. (a)	39,300	185,771
Yamaguchi Financial Group, Inc.	4,000	36,316
Yamaha Corp.	9,600	288,785
Yamaha Motor Co. Ltd. (a)	14,700	244,324
Yamato Holdings Co. Ltd. (a)	17,700	352,886
Yamazaki Baking Co. Ltd.	7,000	147,339
Yaskawa Electric Corp.	8,100	93,414
Yokogawa Electric Corp. (a)	8,400	86,763
Yokohama Rubber Co. Ltd.	5,000	82,194

		132,376,899
Luxembourg — 0.0%
RTL Group SA (c)	937	79,277
Malaysia — 0.8%
AirAsia Bhd (a)	60,100	28,195
Alliance Financial Group Bhd	90,800	96,642
AMMB Holdings Bhd	68,900	81,222
Astro Malaysia Holdings Bhd	29,600	22,680
Axiata Group Bhd	165,600	249,950
Berjaya Sports Toto Bhd	118,478	95,961

Common Stocks	Shares	Value
Malaysia (continued)
British American Tobacco Malaysia Bhd	3,100	$42,938
Bumi Armada Bhd (a)(c)	45,600	9,236
CIMB Group Holdings Bhd	239,100	297,198
Dialog Group Bhd	142,134	58,260
DiGi.Com Bhd (a)	169,300	214,389
Felda Global Ventures Holdings Bhd (a)	89,900	34,787
Gamuda Bhd	39,600	49,938
Genting Bhd	78,100	196,216
Genting Malaysia Bhd	106,100	123,438
Genting Plantations Bhd	10,000	28,707
Hong Leong Bank Bhd	14,040	48,616
Hong Leong Financial Group Bhd	7,000	27,840
IHH Healthcare Bhd	176,500	296,768
IJM Corp. Bhd	126,600	114,482
IOI Corp. Bhd	102,200	119,761
IOI Properties Group Sdn Bhd	23,273	13,774
Kuala Lumpur Kepong Bhd	17,500	107,629
Lafarge Malayan Cement Bhd	17,500	40,369
Malayan Banking Bhd (a)	324,600	750,222
Malaysia Airports Holdings Bhd	11,300	19,695
Maxis Bhd (a)	66,600	108,368
MISC Bhd	27,400	62,504
Petronas Chemicals Group Bhd	126,000	216,701
Petronas Dagangan Bhd	6,100	37,680
Petronas Gas Bhd	52,700	297,095
PPB Group Bhd	12,600	53,913
Public Bank Bhd	156,720	754,061
RHB Capital Bhd (a)	12,900	19,506
Sapurakencana Petroleum Bhd	220,700	105,186
Sime Darby Bhd	159,000	324,109
Telekom Malaysia Bhd	55,900	94,528
Tenaga Nasional Bhd	208,700	745,595
UMW Holdings Bhd	10,900	19,172
Westports Holdings Bhd	70,000	74,045
YTL Corp. Bhd	113,160	47,568
YTL Power International Bhd	42,000	15,936

		6,144,880
Malta — 0.0%
Brait SE (a)(c)	18,341	207,304
Mexico — 1.0%
Alfa SAB de CV, Series A	169,400	340,131
America Movil SAB de CV, Series L	1,602,800	1,245,900
Arca Continental SAB de CV	15,972	110,408
Cemex SAB de CV (c)	820,345	595,893
Coca-Cola Femsa SAB de CV, Series L	24,300	201,915
El Puerto de Liverpool SAB de CV, Series C1	10,900	128,866
Fibra Uno Administracion SA de CV	129,500	301,017

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV	95,700	$923,923
Gentera SAB de CV	37,100	72,924
Gruma SAB de CV	10,000	158,423
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	140,961
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	161,171
Grupo Bimbo SAB de CV, Series A (c)	104,600	309,190
Grupo Carso SAB de CV, Series A1	14,900	69,484
Grupo Comercial Chedraui SA de CV	41,000	130,472
Grupo Financiero Banorte SAB de CV, Series O	142,200	801,900
Grupo Financiero Inbursa SAB de CV, Series O	99,700	199,029
Grupo Financiero Santander Mexico SAB de CV, Series B	92,800	168,389
Grupo Lala SAB de CV	9,900	26,977
Grupo Mexico SAB de CV, Series B	130,223	313,928
Grupo Televisa SAB CPO	132,200	728,062
Industrias Penoles SAB de CV	2,850	35,834
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	188,876
Mexichem SAB de CV	35,730	87,541
OHL Mexico SAB de CV (c)	42,200	66,779
Promotora y Operadora de Infraestructura SAB de CV	9,700	128,973
Wal-Mart de Mexico SAB de CV	281,300	667,546

		8,304,512
Netherlands — 3.4%
Aegon NV	103,800	570,462
Akzo Nobel NV	12,760	869,810
Altice NV Class A (c)	14,627	259,822
Altice NV Class B (c)	3,659	65,732
ASML Holding NV	17,224	1,733,327
CNH Industrial NV	45,146	306,505
Gemalto NV	4,250	313,701
Heineken Holding NV	5,586	434,891
Heineken NV	11,301	1,022,487
ING Groep NV CVA	196,445	2,350,820
Koninklijke Ahold NV	41,302	927,696
Koninklijke Boskalis Westminster NV	4,734	185,539
Koninklijke DSM NV	9,500	522,320
Koninklijke KPN NV	174,560	730,981
Koninklijke Philips Electronics NV	47,377	1,349,454
Koninklijke Vopak NV	2,494	124,039
NN Group NV	10,990	358,765
NXP Semiconductor NV (c)	5,978	484,636
OCI NV (c)	3,417	66,764

Common Stocks	Shares	Value
Netherlands (continued)
QIAGEN NV (c)	10,835	$240,932
Randstad Holding NV	7,147	395,312
Royal Dutch Shell PLC, Class A (a)	188,562	4,553,008
Royal Dutch Shell PLC, Class B	194,709	4,738,197
Steinhoff International Holdings NV	143,318	939,077
TNT Express NV	29,376	263,545
Unilever NV CVA	81,040	3,643,457
Wolters Kluwer NV	16,190	645,293

		28,096,572
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	246,910
Contact Energy Ltd.	39,025	134,859
Fletcher Building Ltd.	30,613	166,875
Meridian Energy Ltd.	95,908	173,498
Mighty River Power Ltd.	12,773	25,801
Ryman Healthcare Ltd.	13,399	77,317
Spark New Zealand Ltd.	65,332	164,698

		989,958
Norway — 0.4%
DnB NOR ASA	51,793	611,587
Gjensidige Forsikring ASA	15,619	266,081
Norsk Hydro ASA	59,486	244,399
Orkla ASA	51,519	465,978
Statoil ASA (a)	57,162	892,776
Telenor ASA	36,700	593,404
Yara International ASA	9,441	354,413

		3,428,638
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR (c)	4,924	36,241
Credicorp Ltd.	4,727	619,284
Southern Copper Corp.	5,675	157,254

		812,779
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	86,410	121,987
Aboitiz Power Corp.	29,200	27,876
Alliance Global Group, Inc.	35,800	12,835
Ayala Corp.	13,480	219,593
Ayala Land, Inc.	389,400	297,992
Bank of the Philippine Islands	45,031	85,095
BDO Unibank, Inc.	59,814	132,832
DMCI Holdings, Inc.	170,000	49,479
Energy Development Corp.	642,400	82,118
Globe Telecom, Inc.	845	40,732
GT Capital Holdings, Inc.	2,625	79,175
International Container Terminal Services, Inc.	9,550	14,034
JG Summit Holdings, Inc.	156,443	269,681
Jollibee Foods Corp.	12,070	59,491

14	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Philippines (continued)
Megaworld Corp.	600,000	$54,086
Metro Pacific Investments Corp.	1,468,000	187,352
Metropolitan Bank & Trust Co.	12,817	22,947
Philippine Long Distance Telephone Co.	6,185	266,540
SM Investments Corp.	6,035	124,392
SM Prime Holdings, Inc.	486,150	231,883
Universal Robina Corp.	34,300	161,500

		2,541,620
Poland — 0.3%
Alior Bank SA (c)	761	13,227
Bank Handlowy w Warszawie SA	502	12,164
Bank Millennium SA (c)	13,346	20,853
Bank Pekao SA	6,396	281,988
Bank Zachodni WBK SA (c)	1,160	95,243
CCC SA	981	41,953
Cyfrowy Polsat SA (c)	8,953	58,195
Enea SA	3,084	9,834
Energa SA	5,000	17,539
Eurocash SA	9,624	137,453
Grupa Azoty SA (c)	1,551	40,030
Grupa Lotos SA (c)	1,964	14,649
KGHM Polska Miedz SA	4,863	98,984
LPP SA	55	80,963
Mbank (c)	573	52,092
Orange Polska SA	32,359	58,377
PGE SA	64,372	240,693
Polski Koncern Naftowy Orlen SA	15,864	313,810
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	133,523
Powszechna Kasa Oszczednosci Bank Polski SA (c)	50,667	376,863
Powszechny Zaklad Ubezpieczen SA	33,880	322,428
Synthos SA	54,162	55,650
Tauron Polska Energia SA	20,989	16,906

		2,493,417
Portugal — 0.1%
Banco Comercial Portugues SA (c)	1,716,504	69,628
EDP — Energias de Portugal SA	94,763	336,451
Galp Energia SGPS SA	18,382	230,820
Jeronimo Martins SGPS SA	11,973	195,722

		832,621
Qatar — 0.2%
Barwa Real Estate Co.	2,548	25,320
Commercial Bank of Qatar QSC	2,974	34,010
Doha Bank QSC	6,076	61,967
Ezdan Holding Group QSC	43,351	216,504
Industries Qatar QSC	10,894	323,948
Masraf Al Rayan	13,978	136,988

Common Stocks	Shares	Value
Qatar (continued)
Ooredoo QSC	2,666	$68,090
Qatar Electricity & Water Co.	1,002	57,781
Qatar Insurance Co. SAQ	4,173	95,001
Qatar Islamic Bank SAQ	1,671	47,546
Qatar National Bank	11,988	463,420
Vodafone Qatar	7,760	26,246

		1,556,821
Romania — 0.0%
New Europe Property Investments PLC	11,085	141,020
Russia — 0.8%
AK Transneft OAO, Preference Shares	32	89,208
Alrosa AO	57,800	60,288
Federal Hydrogenerating Co. JSC	6,552,000	67,665
Gazprom OAO	357,230	784,277
Gazprom OAO — ADR	113,445	487,974
Lukoil OAO	17,457	677,465
Lukoil PJSC — ADR	12,969	497,059
Magnit OJSC — GDR	11,460	457,193
MegaFon OAO — GDR	2,296	25,207
MMC Norilsk Nickel	3,113	402,613
Mobile Telesystems — ADR	27,500	222,475
Moscow Exchange MICEX-RTS OAO	63,850	99,183
NovaTek OAO — GDR	4,662	417,956
Rosneft Oil Co.	21,260	96,463
Rosneft Oil Co. OJSC	20,000	90,548
Rostelecom OJSC	42,250	62,134
Sberbank of Russia	205,970	336,174
Sberbank of Russia — ADR	70,000	485,937
Severstal OAO	10,830	115,435
Sistema JSFC — GDR	2,940	18,992
Surgutneftegas OAO	301,050	176,850
Surgutneftegas OAO — ADR	24,155	140,490
Surgutneftegas OAO, Preference Shares	395,000	263,735
Tatneft OAO	79,770	427,150
VTB Bank OJSC	86,510,000	98,192
VTB Bank OJSC — GDR	50,000	110,669

		6,711,332
Singapore — 1.0%
Ascendas Real Estate Investment Trust	51,978	92,188
CapitaLand Commercial Trust Ltd.	80,000	87,315
CapitaLand Ltd.	147,400	335,234
CapitaLand Mall Trust	210,100	325,602
City Developments Ltd.	14,000	84,765
ComfortDelGro Corp. Ltd.	86,000	186,394
DBS Group Holdings Ltd.	88,484	1,008,007
Genting Singapore PLC	233,000	144,251

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	15

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Singapore (continued)
Global Logistic Properties Ltd. (a)	100,600	$143,482
Golden Agri-Resources Ltd.	270,000	82,141
Hutchison Port Holdings Trust	309,000	154,613
Jardine Cycle & Carriage Ltd. (a)	4,444	131,958
Keppel Corp. Ltd. (a)	76,700	331,614
Noble Group Ltd. (a)(c)	131,000	42,688
Oversea-Chinese Banking Corp. Ltd.	166,949	1,094,130
SembCorp Industries Ltd.	40,000	89,525
SembCorp Marine Ltd. (a)	21,000	25,668
Singapore Airlines Ltd.	28,600	242,334
Singapore Exchange Ltd.	29,000	170,889
Singapore Press Holdings Ltd.	48,376	143,486
Singapore Technologies Engineering Ltd.	57,000	136,499
Singapore Telecommunications Ltd.	438,000	1,239,825
StarHub Ltd.	41,600	103,434
Suntec Real Estate Investment Trust	86,000	106,874
United Overseas Bank Ltd. (a)	65,100	910,618
UOL Group Ltd.	22,000	97,983
Wilmar International Ltd.	108,500	270,562
Yangzijiang Shipbuilding Holdings Ltd. (a)	76,800	55,779

		7,837,858
South Africa — 1.4%
African Bank Investments Ltd. (c)	20,398	14
Anglo American Platinum Ltd. (a)(c)	832	20,347
AngloGold Ashanti Ltd. (c)	19,921	275,763
Aspen Pharmacare Holdings Ltd. (c)	22,072	477,931
Barclays Africa Group Ltd. (a)	20,871	210,828
Barloworld Ltd.	5,200	26,509
Bidvest Group Ltd.	15,736	397,115
Capitec Bank Holdings, Ltd. (a)	1,291	49,982
Coronation Fund Managers Ltd. (a)	27,149	134,717
Discovery Holdings Ltd. (a)	20,716	170,301
Exxaro Resources Ltd. (a)	34,427	167,329
FirstRand Ltd. (a)	194,558	635,353
Foschini Group Ltd.	6,537	62,538
Gold Fields Ltd.	38,623	152,684
Growthpoint Properties Ltd. (a)	126,575	210,614
Hyprop Investments, Ltd.	7,562	60,086
Impala Platinum Holdings Ltd. (a)(c)	29,321	93,087
Imperial Holdings Ltd. (a)	3,661	37,300
Investec Ltd.	7,549	56,138
Liberty Holdings Ltd.	1,922	18,821
Life Healthcare Group Holdings Ltd.	20,533	49,560
Massmart Holdings Ltd.	14,916	127,823

Common Stocks	Shares	Value
South Africa (continued)
MMI Holdings Ltd. (a)	20,454	$34,403
Mondi, Ltd.	3,303	63,560
Mr Price Group Ltd.	10,819	129,879
MTN Group Ltd.	88,476	807,997
Naspers Ltd., Class N	19,485	2,716,204
Nedbank Group Ltd. (a)	13,358	175,288
Netcare Ltd.	21,846	53,382
Pick n Pay Stores Ltd. (a)	28,036	133,225
Pioneer Foods Group, Ltd.	6,964	65,592
PSG Group Ltd.	2,684	36,409
Rand Merchant Investment Holdings, Ltd. (a)	15,066	42,397
Redefine Properties Ltd.	238,334	192,745
Remgro Ltd.	24,867	420,971
Resilient REIT, Ltd.	17,014	156,136
RMB Holdings Ltd. (a)	17,898	74,113
Sanlam Ltd. (a)	87,998	407,692
Sappi Ltd. (c)	10,017	44,314
Sasol Ltd. (a)	29,622	879,017
Shoprite Holdings Ltd.	26,136	306,783
Sibanye Gold, Ltd.	36,279	139,375
Spar Group Ltd.	4,305	58,027
Standard Bank Group Ltd. (a)	67,456	603,591
Telkom SA SOC, Ltd.	11,210	43,651
Tiger Brands Ltd.	7,701	169,391
Truworths International Ltd. (a)	20,055	133,219
Tsogo Sun Holdings, Ltd.	25,000	39,958
Vodacom Group Ltd.	23,375	253,901
Woolworths Holdings Ltd.	41,426	251,283

		11,867,343
South Korea — 3.3%
Amorepacific Corp.	2,183	682,778
Amorepacific Group	1,096	140,376
BGF Retail Co., Ltd.	612	87,769
BS Financial Group, Inc.	6,269	53,167
Celltrion, Inc. (c)	4,335	415,867
Cheil Industries, Inc.	4,015	501,264
Cheil Worldwide, Inc.	4,081	60,721
CJ CheilJedang Corp.	518	157,570
CJ Corp.	848	144,990
CJ Korea Express Co., Ltd. (c)	414	68,839
Coway Co., Ltd.	1,699	143,101
Daelim Industrial Co., Ltd.	1,073	85,334
Daewoo Engineering & Construction Co., Ltd. (c)	19,237	105,626
Daewoo International Corp.	1,160	21,921
Daewoo Securities Co., Ltd.	8,184	59,204
DGB Financial Group, Inc.	5,100	39,698
Dongbu Insurance Co., Ltd.	1,160	77,150
Doosan Corp.	436	33,727
Doosan Heavy Industries & Construction Co., Ltd.	776	14,673

16	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
E-Mart, Inc.	1,071	$164,467
GS Engineering & Construction Corp. (c)	6,155	147,140
GS Holdings Corp.	1,216	62,831
Hana Financial Group, Inc.	14,915	323,608
Hankook Tire Co., Ltd.	4,552	216,521
Hanmi Pharm Co., Ltd.	208	127,112
Hanmi Science Co., Ltd.	709	92,261
Hanon Systems	3,750	30,212
Hanssem Co., Ltd.	731	142,799
Hanwha Chemical Corp.	4,037	88,200
Hanwha Corp.	4,520	140,374
Hanwha Life Insurance Co., Ltd.	7,120	41,731
Hotel Shilla Co., Ltd.	1,174	68,345
Hyosung Corp.	1,140	143,478
Hyundai Department Store Co., Ltd.	314	37,776
Hyundai Development Co-Engineering & Construction	2,250	90,475
Hyundai Engineering & Construction Co., Ltd.	3,298	121,632
Hyundai Glovis Co., Ltd.	1,138	187,802
Hyundai Heavy Industries Co., Ltd. (c)	1,622	151,195
Hyundai Marine & Fire Insurance Co., Ltd.	1,200	34,856
Hyundai Mobis Co. Ltd.	3,433	747,974
Hyundai Motor Co.	7,769	1,036,823
Hyundai Motor Co., Preference Shares	852	77,420
Hyundai Motor Co., Second Preference Shares	1,756	162,759
Hyundai Steel Co.	5,604	272,297
Hyundai Wia Corp.	513	47,131
Industrial Bank of Korea	11,789	126,287
Kakao Corp.	1,108	96,084
Kangwon Land, Inc.	7,491	267,789
KB Financial Group, Inc.	19,467	540,544
KCC Corp.	266	96,713
KEPCO Plant Service & Engineering Co., Ltd.	707	39,624
Kia Motors Corp.	13,276	560,792
Korea Aerospace Industries Ltd.	2,530	144,197
Korea Electric Power Corp.	12,939	677,815
Korea Gas Corp.	753	25,286
Korea Investment Holdings Co., Ltd.	1,486	57,160
Korea Zinc Co., Ltd.	398	167,730
Korean Air Lines Co., Ltd. (c)	3,387	91,731
KT Corp.	1,200	31,174
KT&G Corp.	5,534	532,869
Kumho Petrochemical Co., Ltd.	423	21,581
LG Chem Ltd.	2,692	772,580

Common Stocks	Shares	Value
South Korea (continued)
LG Chem Ltd., Preference Shares	179	$35,652
LG Corp.	5,702	341,601
LG Display Co., Ltd.	13,391	310,016
LG Electronics, Inc.	4,891	263,670
LG Household & Health Care Ltd.	443	366,298
LG Innotek Co., Ltd.	954	66,163
LG Uplus Corp.	5,020	48,515
Lotte Chemical Corp.	1,222	365,464
Lotte Confectionery Co., Ltd.	75	168,416
Lotte Shopping Co., Ltd.	752	165,158
Mirae Asset Securities Co., Ltd.	6,804	139,050
NAVER Corp.	1,412	786,865
NCSoft Corp.	540	119,807
OCI Co., Ltd. (c)	1,017	94,394
Orion Corp.	138	110,385
Paradise Co., Ltd.	5,601	71,011
POSCO	3,514	670,323
S-1 Corp.	442	34,193
S-Oil Corp.	3,144	269,590
Samsung Card Co., Ltd.	1,210	39,850
Samsung Electro-Mechanics Co., Ltd.	2,177	111,960
Samsung Electronics Co. Ltd.	5,524	6,339,378
Samsung Fire & Marine Insurance Co., Ltd.	1,790	462,297
Samsung Heavy Industries Co. Ltd. (c)	4,858	47,049
Samsung Life Insurance Co., Ltd.	4,848	498,741
Samsung SDI Co., Ltd.	2,189	189,519
Samsung SDS Co., Ltd.	1,671	255,813
Samsung Securities Co., Ltd.	2,400	83,884
Shinhan Financial Group Co., Ltd.	21,504	756,937
Shinsegae Co., Ltd.	670	119,028
SK Holdings Co., Ltd.	1,734	338,415
SK Hynix, Inc.	24,339	599,169
SK Innovation Co., Ltd.	3,761	566,839
SK Networks Co., Ltd.	14,759	82,582
SK Telecom Co. Ltd.	390	70,672
Woori Bank	13,531	111,899
Woori Investment & Securities Co., Ltd.	5,312	46,164
Yuhan Corp.	122	29,921

		27,077,638
Spain — 2.2%
Abertis Infraestructuras SA	26,977	442,947
ACS Actividades de Construccion y Servicios SA	11,471	341,150
Aena SA (c)(d)	3,841	495,253
Amadeus IT Holding SA, Class A	23,234	993,576
Banco Bilbao Vizcaya Argentaria SA	321,616	2,123,716
Banco de Sabadell SA (a)	280,858	504,379

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	17

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Spain (continued)
Banco Popular Espanol SA (a)	92,148	$239,152
Banco Santander SA	691,096	3,035,209
Bankia SA (a)	308,381	290,308
Bankinter SA (a)	38,876	273,910
CaixaBank SA (c)	2,355	6,959
CaixaBank SA	148,385	437,375
Distribuidora Internacional de Alimentacion SA (a)(c)	38,924	201,686
Enagas SA	3,839	115,226
Endesa SA	13,298	254,833
Ferrovial SA	25,225	541,352
Gas Natural SDG SA	17,935	362,084
Grifols SA	15,322	340,414
Iberdrola SA	282,154	1,878,286
Industria de Diseno Textil SA	54,636	1,831,376
International Consolidated Airlines Group SA	47,602	378,765
Mapfre SA	66,978	144,149
Red Electrica Corp. SA (a)	2,074	179,662
Repsol SA (a)	48,048	540,248
Telefonica SA	224,336	2,507,316
Zardoya Otis SA (a)	4,481	52,012

		18,511,343
Sweden — 2.1%
Alfa Laval AB	18,245	297,995
Assa Abloy AB	50,271	989,710
Atlas Copco AB, A Shares	33,572	842,568
Atlas Copco AB, B Shares	19,981	470,218
Boliden AB	11,878	189,474
Electrolux AB, Class B	12,094	317,586
Getinge AB, Class B	11,241	258,592
Hennes & Mauritz AB, Class B	46,055	1,532,901
Hexagon AB, Class B (a)	10,638	413,450
Husqvarna AB, Class B	17,215	125,710
ICA Gruppen AB (a)	3,148	104,046
Industrivarden AB, Class C	8,883	151,183
Investment AB Kinnevik, Class B	12,764	361,555
Investor AB, Class B	22,400	791,822
Lundin Petroleum AB (c)	9,142	154,530
Millicom International Cellular SA	3,166	172,704
Nordea Bank AB	151,624	1,454,362
Sandvik AB	58,748	606,747
Securitas AB, Class B	18,887	312,325
Skandinaviska Enskilda Banken AB, Class A	77,659	740,574
Skanska AB, Class B	14,682	334,911
SKF AB, Class B	18,910	340,883
Svenska Cellulosa AB, B Shares	30,011	936,066
Svenska Handelsbanken AB, A Shares	76,689	972,886
Swedbank AB, Class A	46,483	998,293
Swedish Match AB	11,349	384,709

Common Stocks	Shares	Value
Sweden (continued)
Tele2 AB, Class B	12,243	$113,317
Telefonaktiebolaget LM Ericsson, Class B	154,231	1,544,269
TeliaSonera AB	135,866	704,000
Volvo AB, Class B	65,438	716,723

		17,334,109
Switzerland — 6.7%
ABB Ltd., Registered Shares (c)	110,190	2,146,644
Actelion Ltd., Registered Shares (c)	5,351	798,582
Adecco SA, Registered Shares	9,034	587,672
Aryzta AG (a)(c)	3,776	156,044
Baloise Holding AG, Registered Shares	2,811	356,807
Barry Callebaut AG, Registered Shares (c)	143	155,042
Cie Financiere Richemont SA, Registered Shares	26,760	1,767,509
Coca-Cola HBC AG (c)	2,963	62,834
Credit Suisse Group AG, Registered Shares (c)	90,687	1,280,677
Dufry AG (a)(c)	2,230	273,875
EMS-Chemie Holding AG, Registered Shares	450	233,021
Galenica AG	195	292,633
Geberit AG, Registered Shares	1,640	612,777
Givaudan SA, Registered Shares	474	928,945
Glencore PLC (a)(c)	617,224	1,387,802
Julius Baer Group Ltd. (c)	9,335	400,070
Kuehne & Nagel International AG, Registered Shares	2,735	388,688
LafargeHolcim Ltd. (a)(c)	19,589	919,892
Lindt & Spruengli AG	47	291,214
Lindt & Spruengli AG, Registered Shares	6	448,800
Lonza Group AG, Registered Shares (c)	2,937	496,474
Nestle SA, Registered Shares	158,213	11,805,970
Novartis AG, Registered Shares	111,557	8,071,357
Pargesa Holding SA, Bearer Shares	734	46,781
Partners Group Holding AG	939	377,242
Roche Holding AG	34,777	8,539,154
Schindler Holding AG, Participation Certificates	1,841	339,164
Schindler Holding AG, Registered Shares	1,042	190,805
SGS SA, Registered Shares	282	595,464
Sika AG, Bearer Shares (a)	114	451,285
Sonova Holding AG, Registered Shares	2,902	370,367
STMicroelectronics NV	37,953	211,256
Sulzer AG, Registered Shares (a)	1,058	104,914

18	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Switzerland (continued)
Swatch Group AG, Bearer Shares (a)	1,687	$582,029
Swatch Group AG, Registered Shares	1,971	132,626
Swiss Life Holding AG, Registered Shares (c)	1,676	444,756
Swiss Prime Site AG, Registered Shares (c)	2,212	194,888
Swiss Re AG	17,665	1,631,179
Swisscom AG, Registered Shares	1,123	609,519
Syngenta AG, Registered Shares	4,690	1,944,928
UBS Group AG	177,957	2,862,622
Zurich Insurance Group AG (c)	7,515	1,742,813

		55,235,121
Taiwan — 2.7%
Acer, Inc. (c)	69,504	26,657
Advanced Semiconductor Engineering, Inc.	371,097	429,850
Advantech Co., Ltd.	8,795	64,630
Asia Cement Corp.	57,233	52,293
Asia Pacific Telecom Co., Ltd. (c)	33,000	11,325
Asustek Computer, Inc.	38,220	342,962
AU Optronics Corp.	320,000	95,853
Casetek Holdings Ltd.	6,000	32,592
Catcher Technology Co., Ltd.	36,000	295,047
Cathay Financial Holding Co. Ltd.	455,935	545,494
Chailease Holding Co., Ltd.	23,795	41,447
Chang Hwa Commercial Bank Ltd.	131,794	67,568
Cheng Shin Rubber Industry Co. Ltd.	71,436	143,586
Chicony Electronics Co., Ltd.	15,622	40,193
China Airlines Ltd. (c)	103,687	37,018
China Development Financial Holding Corp.	577,765	154,359
China Life Insurance Co., Ltd.	123,900	95,364
China Steel Corp.	540,638	375,983
Chunghwa Telecom Co. Ltd.	212,000	721,369
Compal Electronics, Inc.	192,000	120,474
CTBC Financial Holding Co. Ltd.	691,298	365,050
Delta Electronics, Inc.	87,000	383,521
E.Sun Financial Holding Co., Ltd.	359,437	201,001
Eclat Textile Co., Ltd.	7,160	94,336
Eva Airways Corp. (c)	67,689	37,840
Evergreen Marine Corp. Taiwan Ltd.	83,830	31,114
Far Eastern New Century Corp.	210,607	172,002
Far EasTone Telecommunications Co. Ltd.	95,000	212,769
Feng TAY Enterprise Co., Ltd.	14,420	76,611
First Financial Holding Co., Ltd.	445,555	220,064
Formosa Chemicals & Fibre Corp.	181,360	451,835
Formosa Petrochemical Corp.	74,000	212,623

Common Stocks	Shares	Value
Taiwan (continued)
Formosa Plastics Corp.	234,040	$580,322
Formosa Taffeta Co., Ltd.	31,000	30,305
Foxconn Technology Co., Ltd.	42,582	95,525
Fubon Financial Holding Co., Ltd.	334,952	426,626
Giant Manufacturing Co., Ltd.	10,000	57,794
Hermes Microvision, Inc.	1,000	28,542
Highwealth Construction Corp.	62,400	91,150
Hiwin Technologies Corp.	10,871	48,099
Hon Hai Precision Industry Co. Ltd.	724,546	1,907,191
Hotai Motor Co., Ltd.	8,000	87,962
HTC Corp.	27,050	77,358
Hua Nan Financial Holdings Co., Ltd.	354,923	176,424
Innolux Corp.	658,494	229,929
Inotera Memories, Inc. (c)	93,000	84,165
Inventec Co. Ltd.	218,470	138,345
Largan Precision Co., Ltd.	5,000	387,546
Lite-On Technology Corp.	99,321	121,161
MediaTek, Inc.	86,255	661,651
Mega Financial Holding Co., Ltd.	510,110	362,818
Merida Industry Co., Ltd.	8,150	36,052
Nan Ya Plastics Corp.	292,790	615,381
Novatek Microelectronics Corp.	23,000	92,585
Pegatron Corp.	105,000	244,439
Phison Electronics Corp.	15,000	122,108
Pou Chen Corp.	92,000	117,171
Powertech Technology, Inc.	70,100	158,868
President Chain Store Corp.	37,000	269,462
Quanta Computer, Inc.	138,000	240,839
Radiant Opto-Electronics Corp.	7,729	14,980
Realtek Semiconductor Corp.	90,240	248,062
Ruentex Development Co., Ltd.	47,757	60,440
Ruentex Industries Ltd.	17,521	28,861
Shin Kong Financial Holding Co., Ltd.	292,832	58,785
Siliconware Precision Industries Co.	34,848	56,283
Simplo Technology Co., Ltd.	11,600	41,626
SinoPac Financial Holdings Co., Ltd.	494,136	152,761
Standard Foods Corp.	6,361	15,776
Synnex Technology International Corp.	30,000	30,914
Taishin Financial Holding Co., Ltd.	299,398	105,505
Taiwan Business Bank (c)	242,073	64,169
Taiwan Cement Corp.	105,000	102,741
Taiwan Cooperative Financial Holding Co., Ltd.	389,833	174,464
Taiwan Fertilizer Co., Ltd.	12,000	18,156
Taiwan Mobile Co. Ltd.	98,800	320,761
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,000	6,229,802

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	19

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
Teco Electric and Machinery Co., Ltd.	39,000	$31,794
Transcend Information, Inc.	29,000	89,592
Uni-President Enterprises Corp.	251,950	442,440
United Microelectronics Corp.	488,000	200,505
Vanguard International Semiconductor Corp.	11,000	17,185
Wistron Corp.	121,993	75,345
WPG Holdings Ltd.	28,270	30,118
Yuanta Financial Holding Co., Ltd.	319,260	113,996
Yulon Motor Co. Ltd.	14,000	13,606
Zhen Ding Technology Holding Ltd.	14,710	32,909

		22,414,224
Thailand — 0.5%
Advanced Info Service PCL — NVDR	52,400	270,972
Airports of Thailand PCL — NVDR	26,500	302,536
Bangkok Bank PCL — NVDR	22,400	114,508
Bangkok Bank PCL, Foreign Registered Shares	30,500	157,550
Bangkok Dusit Medical Services PCL — NVDR	54,300	36,074
Banpu PCL — NVDR (a)	29,500	13,966
BEC World PCL — NVDR (a)	16,900	13,546
BTS Group Holdings PCL NVDR	152,700	38,840
Bumrungrad Hospital PCL NVDR	22,400	134,862
Central Pattana PCL — NVDR	27,100	39,592
Charoen Pokphand Foods PCL — NVDR	323,700	224,394
CP ALL PCL — NVDR	280,500	364,328
Delta Electronics Thailand PCL NVDR	20,000	49,416
Energy Absolute PCL (a)	45,000	28,490
Glow Energy PCL — NVDR	7,600	19,853
Home Product Center PCL	82,832	19,415
Indorama Ventures PCL — NVDR	39,200	25,372
IRPC PCL — NVDR	492,400	70,577
Kasikornbank PCL — NVDR	36,500	179,230
Kasikornbank PCL, Foreign Registered Shares	48,700	242,198
Krung Thai Bank PCL — NVDR (a)	143,775	76,341
Minor International PCL — NVDR	34,980	36,723
PTT Exploration & Production PCL — NVDR	76,522	152,556
PTT Global Chemical PCL — NVDR	52,168	89,700
PTT PCL — NVDR	68,800	546,176
Siam Cement PCL — NVDR	5,700	75,409
Siam Cement PCL, Foreign Registered Shares	19,200	254,103
Siam Commercial Bank PCL — NVDR	82,400	329,770
Thai Oil PCL — NVDR	17,800	34,979
Thai Union Group PCL	14,800	8,791

Common Stocks	Shares	Value
Thailand (continued)
TMB Bank PCL	271,500	$19,431
True Corp. PCL — NVDR (c)	350,483	75,658

		4,045,356
Turkey — 0.3%
Akbank TAS	183,187	521,787
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,889	29,594
Arcelik AS	3,960	26,925
BIM Birlesik Magazalar AS	8,104	175,718
Coca-Cola Icecek AS	4,750	69,281
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	92,969	94,617
Enka Insaat ve Sanayi AS	15,716	27,245
Eregli Demir ve Celik Fabrikalari TAS	51,754	77,912
Ford Otomotiv Sanayi	2,700	35,596
Haci Omer Sabanci Holding AS	32,457	112,299
KOC Holding AS	17,992	91,389
Petkim Petrokimya Holding (c)	56,271	79,700
TAV Havalimanlari Holding AS	2,171	12,957
Tofas Turk Otomobil Fabrikasi AS	4,704	38,157
Tupras Turkiye Petrol Rafinerileri AS (c)	5,076	142,969
Turk Hava Yollari (c)	26,638	73,696
Turk Telekomunikasyon AS	10,009	23,728
Turkcell Iletisim Hizmetleri AS	33,444	140,526
Turkiye Garanti Bankasi AS	133,513	390,620
Turkiye Halk Bankasi	79,553	295,837
Turkiye Is Bankasi, Class C	88,347	146,222
Turkiye Sise ve Cam Fabrikalari AS	39,778	51,696
Turkiye Vakiflar Bankasi Tao, Class D	29,827	49,892
Ulker Biskuvi Sanayi	3,956	29,336
Yapi ve Kredi Bankasi (a)(c)	65,139	96,038

		2,833,737
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	80,031	145,913
Al Noor Hospitals Group PLC (a)	17,716	227,484
Aldar Properties PJSC	61,586	46,085
Arabtec Holding Co. (c)	77,075	34,352
DP World Ltd.	10,522	197,627
Dubai Financial Market	39,225	14,518
Dubai Islamic Bank PJSC	36,085	58,247
Emaar Malls Group PJSC (c)	81,000	63,468
Emaar Properties PJSC	172,958	283,537
Emirates Telecommunications Group Co. PJSC	78,250	394,126
First Gulf Bank PJSC	37,011	118,399
National Bank of Abu Dhabi PJSC	28,159	67,028

		1,650,784

20	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom — 12.2%
3i Group PLC	35,640	$233,041
Aberdeen Asset Management PLC	47,482	188,483
Admiral Group PLC	11,495	326,586
Aggreko PLC	10,191	157,376
Anglo American PLC (a)	71,409	563,009
Antofagasta PLC (a)	26,475	177,925
ARM Holdings PLC	70,055	1,020,091
Ashtead Group PLC	25,797	319,443
Associated British Foods PLC	18,131	869,882
AstraZeneca PLC	60,907	3,400,545
Aviva PLC	200,561	1,309,550
Babcock International Group PLC	15,027	204,628
BAE Systems PLC	153,801	1,121,867
Barclays PLC	837,787	1,798,392
Barratt Developments PLC	48,277	387,568
BHP Billiton PLC	107,556	1,204,451
BP PLC	916,964	4,587,899
British American Tobacco PLC	90,390	5,285,637
British Land Co. PLC	45,237	454,085
BT Group PLC	394,974	2,493,925
Bunzl PLC	19,227	557,713
Burberry Group PLC	21,472	419,774
Capita PLC	33,043	493,318
Carnival PLC	9,212	494,811
Centrica PLC (a)	257,380	840,824
Cobham PLC	65,337	203,461
Compass Group PLC	80,904	1,426,206
Croda International PLC	7,271	316,599
Diageo PLC	125,886	3,394,395
Direct Line Insurance Group PLC	65,820	349,122
Dixons Carphone PLC	53,496	326,934
easyJet PLC	8,921	194,164
Fiat Chrysler Automobiles NV (a)	45,604	368,015
Fresnillo PLC	11,261	153,788
G4S PLC	93,084	254,004
GKN PLC	101,475	420,142
GlaxoSmithKline PLC	246,108	4,982,022
Hammerson PLC	42,497	352,546
Hargreaves Lansdown PLC	11,100	213,766
HSBC Holdings PLC	956,382	5,947,701
ICAP PLC	22,617	153,829
IMI PLC	17,672	241,378
Imperial Tobacco Group PLC	48,754	2,699,374
Inmarsat PLC	25,312	357,049
InterContinental Hotels Group PLC	10,956	450,799
Intertek Group PLC	7,802	354,248
Intu Properties PLC	39,383	176,588
Investec PLC	22,696	166,486
ITV PLC	194,650	672,617
J. Sainsbury PLC (a)	77,432	306,839
Johnson Matthey PLC	10,060	395,463
Kingfisher PLC	117,839	635,575
Land Securities Group PLC	41,762	658,484

Common Stocks	Shares	Value
United Kingdom (continued)
Legal & General Group PLC	291,372	$981,764
Lloyds Banking Group PLC	2,821,957	2,748,577
London Stock Exchange Group PLC	15,659	632,549
Marks & Spencer Group PLC	87,368	509,123
Meggitt PLC	42,920	250,206
Merlin Entertainments PLC (d)	43,755	290,904
Mondi PLC	18,175	347,565
National Grid PLC	184,134	2,605,375
Next PLC	7,051	546,040
Old Mutual PLC	250,936	693,117
Pearson PLC	43,957	550,893
Persimmon PLC	15,176	453,478
Petrofac Ltd.	14,308	188,828
Provident Financial PLC	7,347	312,255
Prudential PLC	126,665	2,357,039
Randgold Resources Ltd. (a)	5,702	518,784
Reckitt Benckiser Group PLC	32,154	3,101,465
RELX NV	49,245	858,563
RELX PLC	54,420	1,009,548
Rexam PLC	41,271	375,157
Rio Tinto PLC (a)	60,525	1,696,556
Rolls-Royce Holdings PLC (c)	94,268	921,310
Royal Bank of Scotland Group PLC (c)	158,796	506,353
Royal Mail PLC	43,082	297,075
RSA Insurance Group PLC	54,630	372,298
SABMiller PLC	48,428	2,957,876
Sage Group PLC	57,581	519,173
Schroders PLC	7,414	285,028
Segro PLC	45,868	269,800
Severn Trent PLC	12,513	389,794
Sky PLC	49,764	731,259
Smith & Nephew PLC	44,736	736,030
Smiths Group PLC	22,769	351,102
Sports Direct International PLC (c)	11,394	61,804
SSE PLC	49,071	1,050,133
St. James’s Place PLC	26,679	350,784
Standard Chartered PLC	158,628	1,072,802
Standard Life PLC	93,066	474,578
Tate & Lyle PLC (a)	18,661	154,663
Taylor Wimpey PLC	149,204	406,635
Tesco PLC (c)	414,229	1,137,673
Travis Perkins PLC	13,060	342,118
Unilever PLC	65,379	2,948,116
United Utilities Group PLC	37,850	501,023
Vodafone Group PLC	1,335,864	4,244,912
Weir Group PLC	13,734	218,219
Whitbread PLC	9,265	525,938
William Hill PLC	49,735	232,695
WM Morrison Supermarkets PLC (a)	110,313	314,157
Wolseley PLC	13,631	769,457

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	21

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
WPP PLC	63,087	$1,468,381

		100,721,389
Total Common Stocks — 98.9%		817,484,396

Preferred Stocks
Brazil — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, 0.00%	5,400	74,865
Germany — 0.3%
Henkel AG & Co. KGaA Preference Shares, 0.00%	8,849	973,457
Volkswagen AG, Preference Shares, 0.00%	7,730	981,148

		1,954,605
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	1,036	1,003,033
Total Preferred Stocks — 0.4%		3,032,503

Rights
Chile — 0.0%
Banco de Credito e Inversiones (Expires 04/16/19), (c)	—	75

Rights	Shares	Value
Qatar — 0.0%
Qatar Insurance Co. SAQ (Expires 05/01/16), (c)	834	$7,100
Total Rights — 0.0%		7,175
Total Long-Term Investments (Cost — $864,222,875) — 99.3%		820,524,074

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (e)(f)(g)	$42,313,710	42,313,710
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (e)(f)(g)	24,605,044	24,605,044
Total Short-Term Securities (Cost — $66,918,754) — 8.1%		66,918,754
Total Investments (Cost — $931,141,629*) — 107.4%		887,442,828
Liabilities in Excess of Other Assets — (7.4)%		(61,308,341)

Net Assets — 100.0%		$826,134,487

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$934,713,896

Gross unrealized appreciation	$59,297,122
Gross unrealized depreciation	(106,568,190)

Net unrealized depreciation	$(47,271,068)

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

22	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Net Income
BlackRock Cash Funds: Institutional, SL Agency Shares	25,023,891	17,289,819	[1]	—	42,313,710	$42,313,710	$47,875	[2]
BlackRock Cash Funds: Prime, SL Agency Shares	16,634,043	7,971,001	[1]	—	24,605,044	$24,605,044	$80,819	[2]
Total						$66,918,754	$128,694

[1]    Represents net shares purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
60	E-Mini MSCI EAFE Index	June 2016	$4,876,500	$96,981
33	MSCI Emerging Markets Mini Index	June 2016	$1,375,935	64,759
14	S&P/TSX 60 Index	June 2016	$424,177	4,640
Total				$166,380

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	23

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$41,757,976	—	$41,757,976
Austria	—	1,128,153	—	1,128,153
Belgium	—	8,614,838	—	8,614,838
Brazil	$11,650,765	—	—	11,650,765
Canada	53,988,709	—	—	53,988,709
Chile	2,128,225	—	—	2,128,225
China	4,465,490	29,594,820	—	34,060,310
Colombia	592,455	—	—	592,455
Czech Republic	—	295,128	—	295,128
Denmark	—	11,840,360	—	11,840,360
Finland	—	6,089,705	—	6,089,705
France	—	58,615,412	—	58,615,412
Germany	—	52,039,211	—	52,039,211
Greece	—	468,267	—	468,267
Hong Kong	196,739	28,344,903	—	28,541,642
Hungary	—	401,686	—	401,686
India	3,226,089	11,083,117	—	14,309,206
Indonesia	—	4,697,637	—	4,697,637
Ireland	—	5,820,599	—	5,820,599

24	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Israel	296,523	3,651,789	—	3,948,312
Italy	189,392	12,059,856	—	12,249,248
Japan	—	132,376,899	—	132,376,899
Luxembourg	—	79,277	—	79,277
Malaysia	891,261	5,253,619	—	6,144,880
Malta	—	207,304	—	207,304
Mexico	8,304,512	—	—	8,304,512
Netherlands	484,636	27,611,936	—	28,096,572
New Zealand	—	989,958	—	989,958
Norway	—	3,428,638	—	3,428,638
Peru	812,779	—	—	812,779
Philippines	—	2,541,620	—	2,541,620
Poland	60,883	2,432,534	—	2,493,417
Portugal	—	832,621	—	832,621
Qatar	95,001	1,461,820	—	1,556,821
Romania	141,020	—	—	141,020
Russia	241,467	6,469,865	—	6,711,332
Singapore	—	7,837,858	—	7,837,858
South Africa	76,848	11,790,481	$14	11,867,343
South Korea	168,416	26,909,222	—	27,077,638
Spain	—	18,511,343	—	18,511,343
Sweden	—	17,334,109	—	17,334,109
Switzerland	—	55,235,121	—	55,235,121
Taiwan	—	22,414,224	—	22,414,224
Thailand	—	4,045,356	—	4,045,356
Turkey	—	2,833,737	—	2,833,737
United Arab Emirates	394,126	1,256,658	—	1,650,784
United Kingdom	—	100,721,389	—	100,721,389
Preferred Stocks	74,865	2,957,638	—	3,032,503
Rights	7,175	—	—	7,175
Short-Term Securities	66,918,754	—	—	66,918,754

Subtotal	$155,406,130	$732,036,684	$14	$887,442,828

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$166,380	—	—	$166,380

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$368,620	—	—	$368,620
Foreign currency at value	3,201,586	—	—	3,201,586
Liabilities:
Bank overdraft	—	$(928)	—	(928)
Collateral on securities loaned at value	—	(64,450,114)	—	(64,450,114)

Total	$3,570,206	$(64,451,042)	—	$(60,880,836)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2016	25

Schedule of Investments March 31, 2016 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.54%, 6/09/16	$90,000	$89,908,479
0.52%, 6/16/16	106,665	106,549,981
0.52%, 6/23/16	50,000	49,940,632
0.52%, 7/07/16	150,000	149,791,854
0.38%, 7/21/16	6,000	5,993,155
0.47%, 8/04/16	50,100	50,019,441
0.43%, 8/11/16	33,000	32,948,630
0.42%, 8/18/16	50,000	49,920,847
0.46%, 8/25/16	100,000	99,815,338
0.48%, 9/08/16	37,000	36,921,889
0.48%, 9/29/16	60,000	59,856,708
0.67%, 3/02/17	10,000	9,938,583
U.S. Treasury Notes:
0.25%, 4/15/16	115,000	114,995,685
0.38%, 4/30/16	51,055	51,055,177
0.25%, 5/15/16	28,005	28,000,235
0.38% - 3.25%, 5/31/16	158,265	158,593,227
0.50% - 3.25%, 6/30/16	538,981	540,965,431
0.63%, 7/15/16	18,940	18,939,278
0.50%, 7/31/16	31,265	31,250,027
0.88%, 12/31/16	30,130	30,185,200
0.37%, 4/30/17 (b)	108,291	108,288,497
0.38%, 7/31/17 (b)	84,160	84,132,481
0.47%, 10/31/17 (b)	73,036	73,006,139
0.57%, 1/31/18 (b)	118,320	118,330,298
Total U.S. Treasury Obligations — 56.9%		2,099,347,212

Repurchase Agreements
Bank of Montreal, 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $5,000,042, collateralized by a U.S. Treasury Obligation, 1.75%, due 10/31/20, original par and fair values of $4,953,200 and $5,100,071, respectively)	5,000	5,000,000
Total Value of Bank of Montreal (collateral value of $5,100,071 )		5,000,000

Repurchase Agreements	Par (000)	Value
Bank of Nova Scotia, 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $200,001,667, collateralized by various U.S. Treasury Obligations, 0.13% to 2.50%, due 7/15/16 to 3/31/23, original par and fair values of $200,266,800 and $204,001,793, respectively)	$200,000	$200,000,000
Total Value of Bank of Nova Scotia (collateral value of $204,001,793)		200,000,000
BNP Paribas Securities Corp., 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $154,467,158, collateralized by various U.S. Treasury Obligations, 0.00% to 1.50%, due 4/28/16 to 3/31/23, original par and fair values of $158,621,100 and $157,555,325, respectively)	154,466	154,466,000
BNP Paribas Securities Corp., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $177,001,475, collateralized by various U.S. Treasury Obligations, 0.13% to 3.38%, due 4/15/18 to 4/15/32, original par and fair values of $174,676,200 and $180,540,004, respectively)	177,000	177,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $338,095,329)		331,466,000
Citigroup Global Markets, Inc., 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $121,000,042, collateralized by various U.S. Treasury Obligations, 1.88% to 3.75%, due 8/31/22 to 8/15/41, original par and fair values of $112,460,166 and $123,418,979, respectively) (c)	120,999	120,999,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $123,418,979)		120,999,000

BLACKROCK FUNDS III	MARCH 31, 2016	1

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Credit Agricole Corp., 0.28%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $32,000,249, collateralized by a U.S. Treasury Obligation, 2.38%, due 1/15/17, original par and fair values of $26,832,500 and $32,640,085, respectively)	$32,000	$32,000,000
Total Value of Credit Agricole Corp. (collateral value of $32,640,085)		32,000,000
HSBC Securities (USA), Inc., 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $104,000,780, collateralized by various U.S. Treasury Obligations, 0.50% to 3.88%, due 8/31/16 to 11/15/22, original par and fair values of $104,499,709 and $106,081,117, respectively)	104,000	104,000,000
HSBC Securities (USA), Inc., 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $200,001,500, collateralized by various U.S. Treasury Obligations, 0.25% to 9.00%, due 4/30/16 to 2/15/46, original par and fair values of $192,099,736 and $204,001,332, respectively) (d)	200,000	200,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $310,082,449)		304,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $447,124,478, collateralized by various U.S. Treasury Obligations, 0.00% to 0.88%, due 4/14/16 to 3/31/18, original par and fair values of $455,939,100 and $456,063,514, respectively)	447,121	447,121,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $456,063,514)		447,121,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $15,000,113, collateralized by various U.S. Treasury Obligations, 1.13% to 2.75%, due 5/31/17 to 2/28/21, original par and fair values of $14,807,200 and $15,300,000, respectively)	$15,000	$15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,000)		15,000,000
RBC Capital Markets LLC, 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $21,000,158, collateralized by various U.S. Treasury Obligations, 2.13%, due 12/31/22 to 5/15/25, original par and fair values of $20,697,800 and $21,420,097, respectively)	21,000	21,000,000
Total Value of RBC Capital Markets LLC (collateral value of $21,420,097)		21,000,000
SG Americas Securities LLC, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $20,000,178, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/25, original par and fair values of $19,712,860 and $20,400,062, respectively)	20,000	20,000,000
Total Value of SG Americas Securities LLC (collateral value of $20,400,062)		20,000,000
TD Securities (USA) LLC, 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $93,000,775, collateralized by a U.S. Treasury Obligation, 1.75%, due 5/15/23, original par and fair value of $93,255,000 and $94,860,062, respectively)	93,000	93,000,000
Total Value of TD Securities (USA) LLC (collateral value of $94,860,062)		93,000,000

2	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

Value
Total Repurchase Agreements — 43.0%	$1,589,586,000
Total Investments (Cost — $3,688,933,212*) — 99.9%	3,688,933,212
Other Assets Less Liabilities — 0.1%	4,122,999

Net Assets — 100.0%	$3,693,056,211

Notes to Schedule of Investments
*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS III	MARCH 31, 2016	3

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,688,933,212	—	$3,688,933,212
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $246,214 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS III	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.4%
BMW Vehicle Owner Trust, Series 2014-A, Class A4, 1.50%, 2/25/21	$200	$200,917
Capital One Multi-Asset Execution Trust:
Series 2007-A7, Class A7, 5.75%, 7/15/20	1,500	1,596,727
Series 2014-A5, Class A, 1.48%, 7/15/20	400	402,145
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35%, 2/07/20	170	182,544
Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	1,000	1,001,873
FMS Wertmanagement AoeR, 1.63%, 11/20/18	500	507,182
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	746,391
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	2,010,619
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	1,000	998,370
Nissan Auto Lease Trust, Series 2014-B, Class A4, 1.29%, 3/16/20	200	199,964
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	200,766
Total Asset-Backed Securities — 0.4%		8,047,498

Corporate Bonds
Aerospace & Defense — 0.4%
Boeing Co.:
2.35%, 10/30/21	75	77,055
6.13%, 2/15/33	100	131,983
3.30%, 3/01/35	65	62,928
Crane Co., 4.45%, 12/15/23	125	130,775
Dover Corp., 3.15%, 11/15/25	250	257,540
Eaton Corp.:
2.75%, 11/02/22	250	250,124
4.00%, 11/02/32	200	202,361
General Dynamics Corp., 3.88%, 7/15/21	50	54,435
Harris Corp.:
3.83%, 4/27/25	250	257,475
4.85%, 4/27/35	65	67,562

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
Honeywell International, Inc., 5.30%, 3/01/18	$100	$108,056
L-3 Communications Corp.:
1.50%, 5/28/17	250	249,143
4.95%, 2/15/21	250	262,475
Lockheed Martin Corp.:
3.55%, 1/15/26	250	264,816
3.60%, 3/01/35	65	63,220
4.07%, 12/15/42	100	101,042
3.80%, 3/01/45	500	485,915
4.70%, 5/15/46	250	279,533
Northrop Grumman Corp.:
1.75%, 6/01/18	250	250,750
3.25%, 8/01/23	500	522,738
4.75%, 6/01/43	125	140,559
Parker-Hannifin Corp., 4.20%, 11/21/34	250	265,281
Precision Castparts Corp.:
1.25%, 1/15/18	75	75,053
2.50%, 1/15/23	150	150,750
4.20%, 6/15/35	250	260,340
Raytheon Co.:
4.88%, 10/15/40	250	290,714
4.70%, 12/15/41	100	114,097
Textron, Inc., 3.65%, 3/01/21	350	360,631
United Technologies Corp.:
1.80%, 6/01/17	250	252,421
1.78%, 5/04/18 (a)	500	501,165
3.10%, 6/01/22	600	635,138
5.70%, 4/15/40	50	62,404
4.50%, 6/01/42	450	487,572
4.15%, 5/15/45	250	259,466

		7,935,517
Agriculture, Fishing & Ranching — 0.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	150	151,037
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	270,726
3.25%, 4/01/26	545	559,277
3.90%, 2/01/35	190	183,929
3.88%, 8/01/42	50	46,561
4.75%, 11/15/45	160	169,333
United Parcel Service, Inc.:
5.13%, 4/01/19	50	55,543
2.45%, 10/01/22	500	519,745
6.20%, 1/15/38	100	136,483

		1,941,597

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 7/15/24	$168	$179,780
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	44	45,273
Delta Air Lines Pass-Through Trust, Series 2012-1, Class A, 4.75%, 11/07/21	78	82,917
Southwest Airlines Co., 2.75%, 11/06/19	75	77,152
United Airlines Pass-Through Trust, 4.30%, 2/15/27	185	192,831

		577,953
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	68,588
Delphi Corp., 5.00%, 2/15/23	250	263,125
Johnson Controls, Inc.:
3.63%, 7/02/24	80	81,512
4.95%, 7/02/64	250	226,278

		639,503
Automobiles — 0.0%
Ford Motor Co.:
7.45%, 7/16/31	150	195,426
4.75%, 1/15/43	350	351,146
General Motors Co.:
4.88%, 10/02/23	100	104,789
5.20%, 4/01/45	250	235,018
6.75%, 4/01/46	25	28,419

		914,798
Banks — 3.1%
Abbey National Treasury Services PLC:
1.65%, 9/29/17	250	250,139
2.00%, 8/24/18	195	196,104
2.50%, 3/14/19	500	504,765
2.38%, 3/16/20	250	250,056
Asian Development Bank:
1.75%, 9/11/18	500	509,100
1.88%, 4/12/19	500	510,626
1.63%, 3/16/21	250	251,620
Australia & New Zealand Banking Group Ltd.:
1.25%, 6/13/17	250	249,875
1.50%, 1/16/18	250	250,359
2.25%, 6/13/19	250	252,372
Bancolombia SA, 5.95%, 6/03/21	100	108,125
Bank of Montreal, 1.40%, 4/10/18	230	229,733

Corporate Bonds	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp.:
1.35%, 3/06/18	$250	$250,352
2.20%, 5/15/19	250	254,117
2.30%, 9/11/19	500	511,923
2.45%, 11/27/20	190	193,795
2.50%, 4/15/21	250	254,937
3.55%, 9/23/21	50	53,304
3.00%, 2/24/25	105	106,275
Bank of Nova Scotia:
1.30%, 7/21/17	250	250,350
1.38%, 12/18/17	100	99,931
2.05%, 10/30/18	250	252,406
1.95%, 1/15/19	250	251,889
2.45%, 3/22/21	500	503,617
4.50%, 12/16/25	250	249,583
Barclays Bank PLC:
2.00%, 3/16/18	500	491,104
3.65%, 3/16/25	450	421,946
BB&T Corp.:
5.25%, 11/01/19	100	109,699
2.45%, 1/15/20	250	254,335
2.63%, 6/29/20	250	255,370
BNP Paribas SA:
2.38%, 9/14/17	250	253,083
5.00%, 1/15/21	100	111,747
3.25%, 3/03/23	250	257,615
4.25%, 10/15/24	250	253,057
BPCE SA:
2.50%, 12/10/18	250	254,445
4.00%, 4/15/24	250	264,748
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	253,916
3.80%, 10/30/26	250	265,488
Citizens Bank NA/Providence:
1.60%, 12/04/17	250	248,654
2.50%, 3/14/19	500	504,357
Commonwealth Bank of Australia, New York:
1.63%, 3/12/18	500	501,823
2.25%, 3/13/19	250	253,752
2.30%, 3/12/20	250	252,754
Compass Bank:
2.75%, 9/29/19	250	248,961
3.88%, 4/10/25	250	234,478
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/18	250	251,400
2.25%, 1/14/19	250	253,828
4.63%, 12/01/23	500	527,800
3.38%, 5/21/25	500	513,451
5.25%, 5/24/41	25	29,832
5.25%, 8/04/45	250	270,365

2	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA, 2.50%, 1/19/21	$500	$504,677
Credit Suisse, New York:
1.75%, 1/29/18	500	500,888
2.30%, 5/28/19	600	605,683
5.40%, 1/14/20	150	162,576
3.00%, 10/29/21	250	255,007
Discover Bank/Greenwood Delaware, 7.00%, 4/15/20	500	568,549
Export-Import Bank of Korea, 1.75%, 2/27/18	500	500,487
Fifth Third Bancorp:
1.45%, 2/28/18	200	199,472
2.88%, 10/01/21	200	203,715
3.50%, 3/15/22	100	104,137
4.30%, 1/16/24	250	263,346
Fifth Third Bank, 3.85%, 3/15/26	500	512,199
HSBC Bank USA NA, 4.88%, 8/24/20	500	535,924
HSBC Finance Corp., 6.68%, 1/15/21	161	184,669
HSBC Holdings PLC:
3.40%, 3/08/21	500	510,246
4.88%, 1/14/22	150	164,097
4.25%, 3/14/24	500	505,191
4.25%, 8/18/25	500	493,935
4.30%, 3/08/26	200	206,763
6.50%, 5/02/36	200	233,415
6.80%, 6/01/38	250	302,446
5.25%, 3/14/44	250	253,556
HSBC USA, Inc.:
2.25%, 6/23/19	250	250,658
2.35%, 3/05/20	1,000	989,831
2.75%, 8/07/20	250	251,163
Huntington Bancshares, Inc., 3.15%, 3/14/21	250	254,011
Huntington National Bank, 1.38%, 4/24/17	250	249,598
International Bank for Reconstruction & Development, 1.38%, 3/30/20	250	250,897
Intesa Sanpaolo SpA:
3.88%, 1/16/18	200	204,669
5.25%, 1/12/24	250	269,976
KeyCorp:
2.30%, 12/13/18	340	342,028
2.90%, 9/15/20	500	508,194
5.10%, 3/24/21	100	110,662
KFW:
0.88%, 12/15/17	1,000	999,040
1.00%, 1/26/18	500	500,479
1.13%, 8/06/18	1,500	1,502,148
1.13%, 11/16/18	1,000	1,001,706

Corporate Bonds	Par (000)	Value
Banks (continued)
KFW (continued):
1.88%, 4/01/19	$500	$510,543
1.88%, 6/30/20	750	764,163
1.63%, 3/15/21	750	752,482
2.13%, 1/17/23	200	204,491
Korea Development Bank:
1.50%, 1/22/18	200	200,073
3.00%, 3/17/19	350	361,935
Landwirtschaftliche Rentenbank:
0.88%, 9/12/17	750	749,280
2.25%, 10/01/21	500	516,781
Lloyds Bank PLC:
2.35%, 9/05/19	350	353,525
2.40%, 3/17/20	750	752,332
2.70%, 8/17/20	250	252,993
Lloyds Banking Group PLC, 4.65%, 3/24/26	250	247,767
Lloyds Banking Group PLC, 4.58%, 12/10/25 (c)	250	245,099
Manufacturers & Traders Trust Co.:
1.40%, 7/25/17	250	249,469
1.45%, 3/07/18	250	248,009
MUFG Union Bank NA, 2.63%, 9/26/18	250	254,459
National Australia Bank Ltd., 2.00%, 1/14/19	500	503,217
Oesterreichische Kontrollbank AG, 1.63%, 3/12/19	500	507,056
PNC Bank NA (b):
2.20%, 1/28/19	500	507,560
2.25%, 7/02/19	350	355,545
2.30%, 6/01/20	500	505,026
2.45%, 11/05/20	250	254,255
2.95%, 1/30/23	250	251,857
2.95%, 2/23/25	250	250,661
PNC Funding Corp., 3.30%, 3/08/22 (b)	150	157,035
Rabobank Nederland, 3.88%, 2/08/22	150	159,994
Regions Financial Corp., 2.00%, 5/15/18	250	248,413
Royal Bank of Canada:
1.25%, 6/16/17	250	250,298
1.40%, 10/13/17	225	225,303
2.20%, 7/27/18	250	253,803
1.80%, 7/30/18	250	251,237
2.00%, 12/10/18	250	252,431
2.15%, 3/06/20	250	254,548
2.50%, 1/19/21	250	255,306
Santander Holdings USA, Inc.:
3.45%, 8/27/18	250	254,249
2.65%, 4/17/20	150	148,334

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Santander Issuances SAU, 5.18%, 11/19/25	$200	$193,270
Santander UK Group Holdings PLC:
2.88%, 10/16/20	65	64,670
3.13%, 1/08/21	75	75,439
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17	250	249,024
1.80%, 7/18/17	250	250,222
2.45%, 1/10/19	250	254,074
2.45%, 1/16/20	250	252,955
2.45%, 10/20/20	500	505,001
Sumitomo Mitsui Financial Group Inc., 2.93%, 3/09/21	500	509,589
SunTrust Banks, Inc.:
2.35%, 11/01/18	250	251,733
2.90%, 3/03/21	500	507,303
Svenska Handelsbanken AB:
1.63%, 3/21/18	250	250,912
2.45%, 3/30/21	500	504,608
Toronto-Dominion Bank:
1.63%, 3/13/18	500	502,531
1.40%, 4/30/18	250	249,808
2.25%, 11/05/19	300	304,039
US Bancorp:
1.65%, 5/15/17	250	251,313
1.95%, 11/15/18	225	228,546
4.13%, 5/24/21	50	54,930
US Bank NA:
1.35%, 1/26/18	500	501,236
2.13%, 10/28/19	250	254,575
2.80%, 1/27/25	500	510,144
Wells Fargo & Co.:
2.10%, 5/08/17	150	151,711
5.63%, 12/11/17	250	267,962
1.50%, 1/16/18	250	251,468
2.15%, 1/15/19	250	254,487
2.13%, 4/22/19	350	355,607
2.15%, 1/30/20	460	465,371
2.60%, 7/22/20	500	511,640
3.00%, 1/22/21	250	259,155
2.50%, 3/04/21	740	749,346
3.45%, 2/13/23	450	461,484
4.48%, 1/16/24	250	271,596
3.55%, 9/29/25	1,000	1,048,368
4.10%, 6/03/26	520	545,765
4.30%, 7/22/27	200	212,209
5.38%, 11/02/43	150	169,546
5.61%, 1/15/44	306	354,604
4.65%, 11/04/44	345	354,646
3.90%, 5/01/45	150	150,018
4.90%, 11/17/45	250	268,335
Westpac Banking Corp.:
1.50%, 12/01/17	250	250,808

Corporate Bonds	Par (000)	Value
Banks (continued)
Westpac Banking Corp. (continued):
1.60%, 1/12/18	$250	$250,301
2.25%, 1/17/19	350	355,507
4.88%, 11/19/19	50	55,181
2.60%, 11/23/20	500	509,510

		57,549,475
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	127,883
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19	500	510,938
2.65%, 2/01/21	1,160	1,192,001
2.63%, 1/17/23	500	502,021
3.30%, 2/01/23	750	779,717
3.65%, 2/01/26	1,500	1,577,419
4.70%, 2/01/36	500	540,352
4.63%, 2/01/44	400	433,276
4.90%, 2/01/46	970	1,084,035
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	500	502,734
7.75%, 1/15/19	250	291,378
2.50%, 7/15/22	200	201,670
8.20%, 1/15/39	150	226,862
3.75%, 7/15/42	50	47,503
Beam, Inc., 1.88%, 5/15/17	100	100,482
Coca-Cola Co.:
1.15%, 4/01/18	250	251,626
1.65%, 11/01/18	500	509,156
1.88%, 10/27/20	500	507,813
2.45%, 11/01/20	350	365,365
2.88%, 10/27/25	125	130,029
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	253,796
Diageo Capital PLC:
1.50%, 5/11/17	200	201,026
5.75%, 10/23/17	100	106,648
3.88%, 4/29/43	125	126,949
Diageo Investment Corp.:
2.88%, 5/11/22	100	104,524
4.25%, 5/11/42	250	268,397
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	25,819
2.70%, 11/15/22	100	100,652
Molson Coors Brewing Co.:
3.50%, 5/01/22	75	77,326
5.00%, 5/01/42	250	260,090
PepsiCo, Inc.:
1.25%, 8/13/17	500	502,675
2.25%, 1/07/19	250	256,829

4	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued):
2.75%, 3/05/22	$250	$262,349
3.10%, 7/17/22	500	533,575
2.75%, 3/01/23	300	312,498
3.60%, 3/01/24	250	274,013
3.50%, 7/17/25	250	272,254
2.85%, 2/24/26	500	512,991
4.88%, 11/01/40	100	112,554
3.60%, 8/13/42	100	98,491
4.45%, 4/14/46	250	278,738

		14,824,454
Biotechnology — 0.4%
Amgen, Inc.:
2.13%, 5/15/17	300	303,413
1.25%, 5/22/17	750	751,474
2.20%, 5/22/19	250	255,745
3.45%, 10/01/20	100	106,483
2.70%, 5/01/22	500	509,590
5.15%, 11/15/41	550	606,950
5.38%, 5/15/43	250	284,702
4.40%, 5/01/45	175	178,618
Biogen, Inc.:
4.05%, 9/15/25	95	101,525
5.20%, 9/15/45	250	277,298
Celgene Corp.:
3.25%, 8/15/22	150	154,894
3.55%, 8/15/22	750	786,358
3.88%, 8/15/25	500	525,468
5.25%, 8/15/43	145	162,022
Gilead Sciences, Inc.:
2.55%, 9/01/20	500	514,907
3.70%, 4/01/24	500	536,468
3.50%, 2/01/25	170	179,300
3.65%, 3/01/26	325	345,356
5.65%, 12/01/41	50	60,642
4.50%, 2/01/45	150	158,881
4.75%, 3/01/46	500	547,296

		7,347,390
Building Products — 0.0%
Owens Corning:
4.20%, 12/15/22	150	152,014
4.20%, 12/01/24	250	249,677

		401,691
Capital Markets — 1.0%
Ameriprise Financial, Inc., 4.00%, 10/15/23	150	158,574
Ares Capital Corp., 3.88%, 1/15/20	300	307,406

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Brookfield Asset Management, Inc., 4.00%, 1/15/25	$250	$254,220
Charles Schwab Corp.:
2.20%, 7/25/18	75	76,057
4.45%, 7/22/20	100	110,391
3.00%, 3/10/25	80	81,086
CME Group, Inc.:
3.00%, 3/15/25	250	253,365
5.30%, 9/15/43	100	119,134
Franklin Resources, Inc., 2.80%, 9/15/22	150	151,362
Goldman Sachs Capital, Inc. Ltd., 6.35%, 2/15/34	250	291,795
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	321,717
2.38%, 1/22/18	250	253,216
2.90%, 7/19/18	500	511,676
2.63%, 1/31/19	500	509,885
7.50%, 2/15/19	150	172,779
2.55%, 10/23/19	755	766,424
2.60%, 4/23/20	600	604,942
2.88%, 2/25/21	1,000	1,017,582
5.75%, 1/24/22	350	403,802
3.63%, 1/22/23	150	154,714
4.00%, 3/03/24	425	445,621
3.75%, 5/22/25	250	255,786
4.25%, 10/21/25	1,050	1,067,626
3.75%, 2/25/26	380	389,718
6.13%, 2/15/33	400	484,404
6.75%, 10/01/37	650	776,383
5.15%, 5/22/45	250	253,971
Invesco Finance PLC, 4.00%, 1/30/24	250	263,188
Lazard Group LLC, 4.25%, 11/14/20	150	156,643
Legg Mason, Inc., 5.63%, 1/15/44	125	122,717
Morgan Stanley:
1.88%, 1/05/18	250	250,795
6.63%, 4/01/18	500	546,267
2.38%, 7/23/19	500	505,256
5.63%, 9/23/19	250	278,192
2.45%, 2/01/19	425	431,286
7.30%, 5/13/19	500	575,459
2.65%, 1/27/20	500	507,392
5.50%, 7/28/21	100	114,124
4.88%, 11/01/22	500	541,722
4.10%, 5/22/23	250	257,811
3.88%, 4/29/24	250	262,223
3.70%, 10/23/24	500	516,410
4.00%, 7/23/25	155	162,073
5.00%, 11/24/25	250	270,555
4.35%, 9/08/26	500	514,540
3.95%, 4/23/27	250	250,264
7.25%, 4/01/32	50	67,312

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
6.38%, 7/24/42	$50	$65,551
4.30%, 1/27/45	250	251,560
3.88%, 1/27/26	500	521,604
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	258,983
Nomura Holdings, Inc., 2.75%, 3/19/19	250	253,650
State Street Corp.:
3.10%, 5/15/23	250	252,423
3.30%, 12/16/24	405	421,304
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	255,168

		19,068,108
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	50	49,067
3.50%, 6/01/23	250	248,029
3.38%, 3/15/25	145	139,555
Airgas, Inc., 2.38%, 2/15/20	250	251,588
Albemarle Corp., 4.15%, 12/01/24	250	247,499
CF Industries, Inc.:
6.88%, 5/01/18	200	217,606
5.15%, 3/15/34	250	235,434
Cytec Industries, Inc., 3.50%, 4/01/23	250	242,901
Dow Chemical Co.:
8.55%, 5/15/19	100	118,951
4.25%, 11/15/20	186	202,341
4.13%, 11/15/21	50	54,466
3.00%, 11/15/22	250	255,671
4.25%, 10/01/34	250	243,578
5.25%, 11/15/41	100	106,336
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	358,133
4.25%, 4/01/21	500	547,817
2.80%, 2/15/23	250	251,098
Eastman Chemical Co.:
3.60%, 8/15/22	200	208,175
3.80%, 3/15/25	300	307,605
Ecolab, Inc.:
2.25%, 1/12/20	135	136,374
4.35%, 12/08/21	150	165,602
3.25%, 1/14/23	250	256,919
LYB International Finance BV:
4.00%, 7/15/23	200	209,828
5.25%, 7/15/43	75	77,765
4.88%, 3/15/44	350	348,967
LyondellBasell Industries NV, 4.63%, 2/26/55	100	89,336
Methanex Corp., 3.25%, 12/15/19	250	232,632
Monsanto Co.:
4.20%, 7/15/34	300	283,582
4.40%, 7/15/44	150	139,249

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Monsanto Co. (continued):
3.95%, 4/15/45	$120	$103,511
Mosaic Co.:
3.75%, 11/15/21	50	51,928
5.45%, 11/15/33	250	257,034
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/01/17	250	254,367
3.63%, 3/15/24	250	251,770
3.00%, 4/01/25	250	239,229
PPG Industries, Inc., 2.30%, 11/15/19	350	355,074
Praxair, Inc.:
1.25%, 11/07/18	250	249,166
2.65%, 2/05/25	165	165,836
3.20%, 1/30/26	250	262,350
Rohm & Haas Co., 7.85%, 7/15/29	250	333,593
Sherwin-Williams Co., 1.35%, 12/15/17	200	199,953

		8,949,915
Commercial Services & Supplies — 0.1%
3M Co.:
1.63%, 6/15/19	350	355,185
3.00%, 8/07/25	250	267,192
Northwestern University, 3.87%, 12/01/48	100	105,428
Republic Services, Inc.:
5.25%, 11/15/21	50	56,939
3.55%, 6/01/22	250	263,914
3.20%, 3/15/25	250	251,328
Vanderbilt University, 5.25%, 4/01/19	100	111,310
Waste Management, Inc.:
4.60%, 3/01/21	100	107,287
2.90%, 9/15/22	200	203,860
3.90%, 3/01/35	315	305,766

		2,028,209
Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.13%, 3/01/19	500	514,426
2.45%, 6/15/20	500	519,248
2.90%, 3/04/21	125	131,533
2.95%, 2/28/26	500	518,765
5.50%, 1/15/40	350	435,971
Juniper Networks, Inc., 4.35%, 6/15/25	250	246,519
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	147,378

6	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc. (continued):
3.50%, 3/01/23	$250	$229,647

		2,743,487
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	150,901
2.88%, 5/08/22	100	102,925
Fluor Corp., 3.50%, 12/15/24	250	258,769

		512,595
Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 6/15/45	250	279,621
Consumer Finance — 0.4%
American Express Co.:
1.55%, 5/22/18	250	249,124
3.63%, 12/05/24	300	302,125
4.05%, 12/03/42	67	66,792
Automatic Data Processing, Inc., 2.25%, 9/15/20	500	514,595
Block Financial LLC, 4.13%, 10/01/20	500	516,195
Capital One Bank USA NA:
1.30%, 6/05/17	250	249,372
2.25%, 2/13/19	250	249,381
3.38%, 2/15/23	350	352,684
Capital One Financial Corp.:
2.45%, 4/24/19	250	252,656
3.50%, 6/15/23	110	111,320
4.20%, 10/29/25	340	344,252
Caterpillar Financial Services Corp.:
1.70%, 6/16/18	250	251,999
3.30%, 6/09/24	250	261,195
Discover Financial Services:
3.95%, 11/06/24	350	346,600
3.75%, 3/04/25	75	73,000
MasterCard, Inc., 3.38%, 4/01/24	250	267,352
Synchrony Financial:
3.75%, 8/15/21	500	513,263
4.50%, 7/23/25	190	195,431
Visa, Inc.:
3.15%, 12/14/25	945	986,462
4.30%, 12/14/45	500	547,004

		6,650,802

Corporate Bonds	Par (000)	Value
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	$250	$262,147
Diversified Financial Services — 2.8%
Air Lease Corp.:
2.13%, 1/15/18	175	173,250
3.38%, 1/15/19	250	249,219
3.88%, 4/01/21	175	177,844
American Express Credit Corp.:
1.13%, 6/05/17	500	499,545
1.55%, 9/22/17	105	105,335
2.13%, 3/18/19	400	403,715
2.25%, 8/15/19	250	253,113
2.60%, 9/14/20	145	148,518
American Honda Finance Corp.:
1.55%, 12/11/17	250	251,277
2.15%, 3/13/20	250	253,502
Bank of America Corp.:
1.70%, 8/25/17	250	250,337
2.00%, 1/11/18	1,050	1,054,324
6.88%, 4/25/18	400	439,208
2.60%, 1/15/19	500	508,455
5.63%, 7/01/20	150	168,557
2.63%, 10/19/20	750	755,226
5.00%, 5/13/21	100	110,989
5.70%, 1/24/22	100	114,825
4.20%, 8/26/24	500	509,145
4.00%, 1/22/25	250	250,379
3.88%, 8/01/25	250	259,111
4.45%, 3/03/26	590	607,812
4.25%, 10/22/26	290	294,323
6.11%, 1/29/37	350	402,457
7.75%, 5/14/38	200	273,219
5.88%, 2/07/42	100	121,190
5.00%, 1/21/44	250	275,913
4.88%, 4/01/44	175	190,692
Series L, 2.65%, 4/01/19	500	508,776
Series L, 3.95%, 4/21/25	655	651,696
Bank of America NA:
1.65%, 3/26/18	750	749,100
1.75%, 6/05/18	1,000	999,762
Barclays PLC:
3.25%, 1/12/21	500	497,858
4.38%, 9/11/24	500	470,388
Boeing Capital Corp., 4.70%, 10/27/19	250	277,678
Citigroup, Inc.:
1.80%, 2/05/18	480	479,514
2.50%, 9/26/18	350	355,353
2.05%, 12/07/18	750	753,143

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
2.50%, 7/29/19	$250	$253,360
2.40%, 2/18/20	695	697,658
2.70%, 3/30/21	250	251,823
4.05%, 7/30/22	250	260,176
3.50%, 5/15/23	250	249,945
3.88%, 3/26/25	500	495,438
3.30%, 4/27/25	155	155,389
4.40%, 6/10/25	500	509,856
4.60%, 3/09/26	250	256,334
4.30%, 11/20/26	150	149,277
4.45%, 9/29/27	500	503,122
6.63%, 6/15/32	100	116,790
6.13%, 8/25/36	184	206,336
8.13%, 7/15/39	75	110,949
6.68%, 9/13/43	250	303,007
4.65%, 7/30/45	250	261,809
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/20 (c)	250	248,621
3.80%, 9/15/22	500	497,638
3.75%, 3/26/25	500	477,652
4.88%, 5/15/45	250	238,171
Daimler Finance North America LLC, 8.50%, 1/18/31	100	153,282
Deutsche Bank AG:
3.13%, 1/13/21	200	198,844
Series 1254, 4.10%, 1/13/26	350	344,881
Deutsche Bank AG, London:
2.50%, 2/13/19	250	253,054
3.70%, 5/30/24	215	212,237
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	250	248,157
2.38%, 1/16/18	250	250,446
2.24%, 6/15/18	250	250,318
2.38%, 3/12/19	500	502,272
2.60%, 11/04/19	250	250,905
2.46%, 3/27/20	250	248,343
3.34%, 3/18/21	500	514,522
4.38%, 8/06/23	220	234,094
4.13%, 8/04/25	500	520,297
4.39%, 1/08/26	250	264,782
GE Capital International Funding Co. (c):
2.34%, 11/15/20	770	788,819
3.37%, 11/15/25	227	242,231
4.42%, 11/15/35	1,185	1,287,376
General Electric Capital Corp.:
6.00%, 8/07/19	100	115,288
4.38%, 9/16/20	50	55,768
4.63%, 1/07/21	72	81,412
4.65%, 10/17/21	201	229,308
3.45%, 5/15/24	86	92,686
6.75%, 3/15/32	144	195,897

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
General Electric Capital Corp. (continued):
5.88%, 1/14/38	$215	$280,124
6.88%, 1/10/39	72	104,256
General Motors Financial Co., Inc.:
2.40%, 4/10/18	155	154,965
3.20%, 7/13/20	1,000	997,764
3.70%, 11/24/20	250	254,778
4.20%, 3/01/21	750	774,658
3.45%, 4/10/22	150	147,281
4.00%, 1/15/25	250	242,803
5.25%, 3/01/26	405	423,600
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	250	254,543
3.75%, 12/01/25	115	117,104
Jefferies Group LLC:
8.50%, 7/15/19	125	142,807
5.13%, 1/20/23	150	150,548
John Deere Capital Corp.:
1.95%, 12/13/18	500	507,300
2.25%, 4/17/19	100	102,088
2.05%, 3/10/20	1,000	1,008,485
2.80%, 3/04/21	250	258,232
3.90%, 7/12/21	50	54,143
2.80%, 3/06/23	250	254,129
JPMorgan Chase & Co.:
2.00%, 8/15/17	250	252,464
6.00%, 1/15/18	500	538,477
1.80%, 1/25/18	1,000	1,004,643
1.63%, 5/15/18	500	501,026
2.35%, 1/28/19	500	509,394
1.85%, 3/22/19	250	250,983
2.20%, 10/22/19	500	508,567
2.55%, 10/29/20	500	506,735
2.55%, 3/01/21	500	504,433
4.35%, 8/15/21	500	546,354
4.50%, 1/24/22	300	331,065
3.25%, 9/23/22	200	208,587
3.20%, 1/25/23	150	153,872
3.38%, 5/01/23	250	251,035
3.88%, 9/10/24	300	307,665
3.13%, 1/23/25	250	250,874
3.90%, 7/15/25	250	265,036
3.30%, 4/01/26	500	504,060
4.13%, 12/15/26	250	259,512
4.25%, 10/01/27	500	520,065
6.40%, 5/15/38	100	132,826
5.50%, 10/15/40	125	150,639
5.60%, 7/15/41	50	61,396
5.63%, 8/16/43	500	575,834
4.85%, 2/01/44	100	113,921
4.95%, 6/01/45	250	263,867

8	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase Bank NA, 6.00%, 10/01/17	$250	$265,415
Leucadia National Corp., 5.50%, 10/18/23	150	140,972
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/26	500	520,080
Moody’s Corp.:
2.75%, 7/15/19	40	41,032
4.50%, 9/01/22	550	597,768
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	244,267
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	255,424
3.40%, 11/15/23	350	364,751
2.85%, 1/27/25	250	254,508
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,059,690
PACCAR Financial Corp., 2.20%, 9/15/19	250	254,923
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	250	280,489
Toyota Motor Credit Corp.:
1.38%, 1/10/18	200	201,063
2.00%, 10/24/18	500	509,021
2.10%, 1/17/19	250	255,120
2.13%, 7/18/19	350	357,905
2.15%, 3/12/20	500	510,797
UBS AG/Stamford CT:
2.38%, 8/14/19	800	812,083
2.35%, 3/26/20	500	505,509

		51,757,073
Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
2.40%, 3/15/17	250	252,918
1.70%, 6/01/17	500	502,668
2.38%, 11/27/18	500	510,767
2.45%, 6/30/20	1,500	1,519,981
5.00%, 3/01/21	500	557,516
3.80%, 3/15/22	250	263,446
3.60%, 2/17/23	500	519,438
4.45%, 4/01/24	500	541,198
3.95%, 1/15/25	350	363,766
3.40%, 5/15/25	500	501,172
4.13%, 2/17/26	250	264,018
4.50%, 5/15/35	310	305,690
6.30%, 1/15/38	200	229,528
5.35%, 9/01/40	463	486,828

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued):
5.55%, 8/15/41	$200	$214,679
5.15%, 3/15/42	150	151,193
4.30%, 12/15/42	151	138,212
4.80%, 6/15/44	250	243,380
4.35%, 6/15/45	759	695,317
4.75%, 5/15/46	350	341,410
5.65%, 2/15/47	250	275,929
British Telecommunications PLC:
2.35%, 2/14/19	250	254,781
9.63%, 12/15/30	150	234,461
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	325	327,770
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	599,687
Orange SA:
5.38%, 1/13/42	225	262,348
9.00%, 3/01/31	250	379,346
Qwest Corp.:
6.50%, 6/01/17	150	156,188
6.75%, 12/01/21	50	53,750
6.88%, 9/15/33	212	206,708
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	104,193
Telefonica Emisiones SAU:
3.19%, 4/27/18	250	256,485
5.46%, 2/16/21	50	56,803
4.57%, 4/27/23	200	218,507
7.05%, 6/20/36	75	94,939
Telefonica Europe BV, 8.25%, 9/15/30	300	419,465
Verizon Communications, Inc.:
1.35%, 6/09/17	250	250,717
1.10%, 11/01/17	250	249,367
3.65%, 9/14/18	500	526,033
2.55%, 6/17/19	500	514,347
2.63%, 2/21/20	250	257,235
3.50%, 11/01/21	400	424,925
5.15%, 9/15/23	1,000	1,154,213
4.15%, 3/15/24	250	271,815
3.50%, 11/01/24	500	524,605
7.75%, 12/01/30	100	136,340
6.40%, 9/15/33	500	614,999
5.05%, 3/15/34	500	541,931
4.40%, 11/01/34	500	505,473
4.27%, 1/15/36	250	248,748
6.40%, 2/15/38	200	241,940
6.00%, 4/01/41	250	298,864
3.85%, 11/01/42	250	227,028
6.55%, 9/15/43	750	987,920
4.52%, 9/15/48	500	500,851
5.01%, 8/21/54	650	652,099

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
4.67%, 3/15/55	$500	$480,000

		22,113,935
Electric Utilities — 1.5%
Alabama Power Co.:
5.50%, 10/15/17	100	105,733
3.75%, 3/01/45	250	245,070
4.30%, 1/02/46	250	266,303
Ameren Illinois Co.:
2.70%, 9/01/22	100	101,956
4.30%, 7/01/44	250	271,388
American Electric Power Co., Inc.:
1.65%, 12/15/17	200	198,797
Series F, 2.95%, 12/15/22	500	506,330
Appalachian Power Co., 4.40%, 5/15/44	250	250,541
Arizona Public Service Co.:
3.15%, 5/15/25	250	257,895
5.05%, 9/01/41	250	291,750
Berkshire Hathaway Energy Co.:
1.10%, 5/15/17	500	499,770
2.00%, 11/15/18	500	505,465
3.75%, 11/15/23	500	533,556
3.50%, 2/01/25	110	116,116
6.13%, 4/01/36	250	309,507
5.15%, 11/15/43	250	289,172
4.50%, 2/01/45	400	425,842
Black Hills Corp., 3.95%, 1/15/26	200	209,719
CenterPoint Energy Houston Electric LLC, 3.55%, 8/01/42	100	93,917
Commonwealth Edison Co.:
2.15%, 1/15/19	500	505,946
3.10%, 11/01/24	250	260,275
5.90%, 3/15/36	50	62,576
Connecticut Light & Power Co., 2.50%, 1/15/23	150	149,682
DTE Electric Co.:
4.00%, 4/01/43	150	153,365
3.70%, 3/15/45	145	143,453
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	129,614
Duke Energy Corp.:
1.63%, 8/15/17	250	250,405
3.95%, 10/15/23	250	265,503
4.80%, 12/15/45	250	266,006
Duke Energy Indiana, Inc.:
4.20%, 3/15/42	150	155,619
4.90%, 7/15/43	250	284,681
Duke Energy Progress, Inc.:
4.10%, 5/15/42	150	155,983
4.10%, 3/15/43	250	259,485

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress, Inc. (continued):
4.38%, 3/30/44	$100	$108,741
4.20%, 8/15/45	250	265,193
Entergy Arkansas, Inc., 3.50%, 4/01/26	65	69,454
Entergy Corp., 4.00%, 7/15/22	200	212,085
Entergy Louisiana LLC, 4.05%, 9/01/23	250	273,181
Eversource Energy, Series H, 3.15%, 1/15/25	125	124,463
Exelon Corp. (c):
3.95%, 6/15/25	250	259,101
5.10%, 6/15/45	250	271,287
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	154,904
Florida Power & Light Co.:
2.75%, 6/01/23	250	255,875
3.13%, 12/01/25	500	525,477
5.95%, 2/01/38	50	65,368
Georgia Power Co., 4.30%, 3/15/42	200	203,700
Great Plains Energy, Inc., 5.29%, 6/15/22 (a)	150	167,777
Indiana Michigan Power Co.:
6.05%, 3/15/37	175	204,653
4.55%, 3/15/46	150	154,345
Interstate Power & Light Co., 3.25%, 12/01/24	250	257,445
Kansas City Power & Light Co., 3.65%, 8/15/25	150	154,865
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	52,899
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	279,615
Nevada Power Co., 5.45%, 5/15/41	50	60,340
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,250	1,285,417
Nisource Finance Corp.:
6.13%, 3/01/22	500	586,659
5.95%, 6/15/41	50	60,548
5.25%, 2/15/43	75	85,364
Northeast Utilities, 1.45%, 5/01/18	250	247,785
Northern States Power Co.:
3.40%, 8/15/42	200	190,544
4.00%, 8/15/45	85	88,076
Oglethorpe Power Corp., 4.55%, 6/01/44	250	248,712
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	123,799
5.30%, 6/01/42	75	87,514

10	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued):
3.75%, 4/01/45	$250	$234,701
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	517,936
2.95%, 3/01/26	250	252,542
6.05%, 3/01/34	250	318,784
5.13%, 11/15/43	250	291,977
4.75%, 2/15/44	250	284,523
PacifiCorp:
2.95%, 2/01/22	100	104,121
2.95%, 6/01/23	300	307,741
Pennsylvania Electric Co., 6.15%, 10/01/38	250	274,506
Potomac Electric Power Co., 3.60%, 3/15/24	250	266,148
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	250,354
3.40%, 6/01/23	250	255,039
PPL Electric Utilities Corp., 4.75%, 7/15/43	250	283,552
Progress Energy, Inc.:
4.40%, 1/15/21	100	107,748
7.75%, 3/01/31	50	67,930
Public Service Co. of Colorado:
3.95%, 3/15/43	200	207,654
4.30%, 3/15/44	75	82,153
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	252,295
3.50%, 8/15/20	50	53,292
2.38%, 5/15/23	250	249,620
3.05%, 11/15/24	250	259,952
3.95%, 5/01/42	50	51,587
3.65%, 9/01/42	50	49,518
3.80%, 3/01/46	250	255,240
Series K, 4.05%, 5/01/45	150	156,348
Puget Energy, Inc.:
5.63%, 7/15/22	500	559,931
3.65%, 5/15/25	250	251,614
South Carolina Electric & Gas Co., 4.60%, 6/15/43	250	263,574
Southern California Edison Co.:
1.13%, 5/01/17	500	500,059
2.40%, 2/01/22	250	252,405
5.50%, 3/15/40	50	61,860
4.65%, 10/01/43	350	397,119
Series C, 3.60%, 2/01/45	250	239,906
Tampa Electric Co., 4.10%, 6/15/42	250	250,805
Toledo Edison Co., 6.15%, 5/15/37	100	115,799
TransAlta Corp., 4.50%, 11/15/22	500	372,705

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Virginia Electric & Power Co.:
2.95%, 1/15/22	$400	$415,263
4.00%, 1/15/43	250	255,485
4.45%, 2/15/44	150	163,616
Series A, 3.15%, 1/15/26	55	56,886
WEC Energy Group, Inc.:
2.45%, 6/15/20	750	762,797
3.55%, 6/15/25	350	363,606
Xcel Energy, Inc., 2.40%, 3/15/21	500	506,223

		26,871,520
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	352,792
Emerson Electric Co.:
5.00%, 4/15/19	100	110,392
2.63%, 2/15/23	350	354,968
Pentair Finance SA, 1.88%, 9/15/17	250	249,295
Roper Industries, Inc., 3.13%, 11/15/22	150	149,250

		1,216,697
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	759,167
Corning, Inc.:
3.70%, 11/15/23	250	254,586
4.75%, 3/15/42	50	48,806
Ingram Micro, Inc., 4.95%, 12/15/24	200	194,638
Jabil Circuit, Inc., 4.70%, 9/15/22	250	247,500
Tyco Electronics Group SA:
6.55%, 10/01/17	50	53,422
3.50%, 2/03/22	100	104,058
3.45%, 8/01/24	75	76,560
Tyco International Finance SA, 5.13%, 9/14/45	250	267,679

		2,006,416
Energy Equipment & Services — 0.1%
Baker Hughes, Inc., 5.13%, 9/15/40	100	100,266
Ensco PLC, 4.50%, 10/01/24	250	138,750
FMC Technologies, Inc., 3.45%, 10/01/22	100	88,864
Halliburton Co.:
6.15%, 9/15/19	100	113,052
2.70%, 11/15/20	250	253,806
3.80%, 11/15/25	300	300,463

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co. (continued):
4.85%, 11/15/35	$250	$249,985
4.50%, 11/15/41	50	44,499
4.75%, 8/01/43	250	231,882
5.00%, 11/15/45	175	171,034
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	250	250,076
National Oilwell Varco, Inc., 3.95%, 12/01/42	150	106,825
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/01/42	250	191,294

		2,240,796
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.:
1.13%, 12/15/17	150	150,657
2.25%, 2/15/22	85	86,202
CVS Health Corp.:
2.25%, 8/12/19	500	512,520
4.00%, 12/05/23	500	551,191
3.88%, 7/20/25	500	539,562
4.88%, 7/20/35	1,000	1,114,969
Kroger Co.:
6.15%, 1/15/20	100	115,393
3.30%, 1/15/21	500	528,161
3.40%, 4/15/22	100	105,849
3.50%, 2/01/26	195	204,935
5.15%, 8/01/43	125	144,935
Lowe’s Cos., Inc., 3.38%, 9/15/25	500	536,106
NIKE, Inc., 3.88%, 11/01/45	500	523,259
Wal-Mart Stores, Inc.:
1.00%, 4/21/17	500	501,637
1.13%, 4/11/18	250	251,879
1.95%, 12/15/18	750	769,861
3.63%, 7/08/20	150	163,681
6.20%, 4/15/38	250	338,327
5.63%, 4/01/40	250	321,075
5.63%, 4/15/41	500	646,537
4.00%, 4/11/43	150	158,901
4.75%, 10/02/43	250	294,695
4.30%, 4/22/44	250	279,556
Walgreen Co., 3.10%, 9/15/22	200	201,845
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	500	514,501
4.50%, 11/18/34	155	150,525
4.80%, 11/18/44	150	149,073

		9,855,832

Corporate Bonds	Par (000)	Value
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	$75	$81,701
ConAgra Foods, Inc., 3.25%, 9/15/22	200	203,772
General Mills, Inc.:
2.20%, 10/21/19	300	305,041
3.15%, 12/15/21	150	156,797
JM Smucker Co.:
3.50%, 10/15/21	50	52,952
4.25%, 3/15/35	250	259,613
Kellogg Co.:
3.25%, 4/01/26	65	66,596
4.50%, 4/01/46	350	358,334
Kraft Foods Group, Inc.:
5.38%, 2/10/20	52	58,044
6.50%, 2/09/40	250	311,927
5.00%, 6/04/42	200	217,709
Kraft Heinz Foods Co. (c):
2.00%, 7/02/18	1,000	1,009,253
5.00%, 7/15/35	500	551,435
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	250,671
Mondelez International, Inc.:
2.25%, 2/01/19	250	255,244
4.00%, 2/01/24	250	268,413
Sysco Corp.:
3.75%, 10/01/25	100	105,173
3.30%, 7/15/26	130	131,860
4.85%, 10/01/45	150	160,522
Tyson Foods, Inc.:
2.65%, 8/15/19	500	512,784
4.50%, 6/15/22	150	164,346
4.88%, 8/15/34	70	75,281
Unilever Capital Corp.:
2.20%, 3/06/19	200	206,013
4.25%, 2/10/21	200	224,087
3.10%, 7/30/25	250	267,393

		6,254,961
Gas Utilities — 0.0%
AGL Capital Corp., 3.50%, 9/15/21	50	51,102
Atmos Energy Corp., 4.15%, 1/15/43	100	99,959
National Fuel Gas Co., 3.75%, 3/01/23	300	266,722

		417,783

12	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co.:
1.80%, 12/15/17	$250	$251,051
2.68%, 12/15/19	500	512,248
3.30%, 3/01/23	200	203,753
6.00%, 5/15/39	250	301,607
Boston Scientific Corp.:
6.00%, 1/15/20	100	112,879
4.13%, 10/01/23	100	104,864
3.85%, 5/15/25	250	259,246
Covidien International Finance SA:
2.95%, 6/15/23	250	257,832
6.55%, 10/15/37	25	33,309
Medtronic, Inc.:
1.38%, 4/01/18	300	301,776
4.13%, 3/15/21	50	55,093
3.15%, 3/15/22	350	371,215
2.75%, 4/01/23	500	513,162
3.63%, 3/15/24	400	429,497
4.38%, 3/15/35	350	378,919
4.00%, 4/01/43	150	153,728
4.63%, 3/15/45	500	559,609
St. Jude Medical, Inc.:
3.25%, 4/15/23	150	151,707
3.88%, 9/15/25	45	46,876
Stryker Corp.:
1.30%, 4/01/18	200	199,522
3.38%, 11/01/25	580	594,905
Zimmer Holdings, Inc.:
3.15%, 4/01/22	500	507,417
4.25%, 8/15/35	295	288,051

		6,588,266
Health Care Providers & Services — 0.6%
Aetna, Inc.:
1.50%, 11/15/17	250	250,511
3.95%, 9/01/20	500	534,812
4.13%, 6/01/21	250	271,009
2.75%, 11/15/22	250	249,219
3.50%, 11/15/24	70	71,412
6.75%, 12/15/37	50	65,379
4.75%, 3/15/44	25	26,552
AmerisourceBergen Corp.:
1.15%, 5/15/17	250	249,260
4.25%, 3/01/45	250	241,414
Anthem, Inc.:
1.88%, 1/15/18	450	451,425
2.25%, 8/15/19	225	226,223
3.13%, 5/15/22	200	201,057
3.30%, 1/15/23	100	101,100
4.63%, 5/15/42	50	49,357
5.10%, 1/15/44	150	158,201
4.85%, 8/15/54	150	148,382

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Cardinal Health, Inc.:
3.20%, 6/15/22	$50	$51,963
3.50%, 11/15/24	250	259,856
4.60%, 3/15/43	50	51,090
Cigna Corp.:
4.00%, 2/15/22	525	557,289
3.25%, 4/15/25	300	299,171
5.38%, 2/15/42	50	54,970
Dignity Health:
2.64%, 11/01/19	100	102,071
5.27%, 11/01/64	100	108,350
Express Scripts Holding Co.:
2.25%, 6/15/19	350	352,546
4.75%, 11/15/21	300	325,932
3.50%, 6/15/24	250	247,776
4.50%, 2/25/26	250	258,842
Humana, Inc.:
3.85%, 10/01/24	500	522,793
4.95%, 10/01/44	250	255,869
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	104,430
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	103,243
4.00%, 11/01/23	100	103,346
3.60%, 2/01/25	75	75,924
McKesson Corp.:
2.85%, 3/15/23	150	149,493
4.88%, 3/15/44	250	265,693
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	108,622
4.25%, 4/01/24	250	260,330
3.50%, 3/30/25	370	372,178
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250,956
1.63%, 3/15/19	550	553,883
2.30%, 12/15/19	250	254,036
2.88%, 3/15/23	250	256,661
4.63%, 7/15/35	555	619,590
6.88%, 2/15/38	100	140,329
5.95%, 2/15/41	100	129,794
3.95%, 10/15/42	150	150,914
4.75%, 7/15/45	250	286,673
WellPoint, Inc., 3.50%, 8/15/24	250	253,020

		11,182,946
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20	250	265,681
Hyatt Hotels Corp., 3.38%, 7/15/23	190	186,116
Marriott International, Inc.:
3.00%, 3/01/19	100	102,146
3.25%, 9/15/22	100	101,080

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
1.88%, 5/29/19	$100	$101,109
3.50%, 7/15/20	50	53,314
3.25%, 6/10/24	400	414,367
3.38%, 5/26/25	500	520,970
3.70%, 1/30/26	250	264,785
4.70%, 12/09/35	65	69,849
3.70%, 2/15/42	100	92,368
4.88%, 12/09/45	250	273,117
Starbucks Corp., 3.85%, 10/01/23	250	272,929
Starwood Hotels & Resorts Worldwide, Inc., 4.50%, 10/01/34	250	239,030
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	51,551

		3,008,412
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	203,212
Mohawk Industries, Inc., 3.85%, 2/01/23	125	129,083
Newell Rubbermaid, Inc.:
4.00%, 12/01/24	250	255,181
4.20%, 4/01/26	550	575,324
5.38%, 4/01/36	350	374,325
Whirlpool Corp., 5.15%, 3/01/43	200	208,265

		1,745,390
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	50	51,047
3.50%, 12/15/24	250	260,475
Kimberly-Clark Corp.:
2.75%, 2/15/26	500	511,044
1.90%, 5/22/19	500	508,464
3.63%, 8/01/20	50	54,078
2.65%, 3/01/25	85	86,436
Procter & Gamble Co.:
2.30%, 2/06/22	250	257,322
5.55%, 3/05/37	250	328,589

		2,057,455
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	524,264
5.60%, 6/15/42	50	48,349
Southern Power Co., 5.25%, 7/15/43	500	486,961

		1,059,574

Corporate Bonds	Par (000)	Value
Industrial Conglomerates — 0.2%
General Electric Co.:
5.25%, 12/06/17	$750	$803,719
2.70%, 10/09/22	1,000	1,040,032
4.13%, 10/09/42	250	263,650
4.50%, 3/11/44	500	558,126
Koninklijke Philips NV, 3.75%, 3/15/22	250	263,537

		2,929,064
Insurance — 1.0%
ACE INA Holdings, Inc.:
3.35%, 5/03/26	795	829,975
4.15%, 3/13/43	150	154,494
Aflac, Inc.:
3.63%, 6/15/23	250	262,742
3.63%, 11/15/24	250	260,462
Alleghany Corp., 4.95%, 6/27/22	550	603,567
Allstate Corp.:
3.15%, 6/15/23	250	257,019
4.50%, 6/15/43	150	164,575
American International Group, Inc.:
2.30%, 7/16/19	500	505,149
3.38%, 8/15/20	250	258,286
4.88%, 6/01/22	250	274,910
4.13%, 2/15/24	250	260,502
3.75%, 7/10/25	250	249,702
4.70%, 7/10/35	500	496,852
4.50%, 7/16/44	250	235,782
Aon PLC:
2.80%, 3/15/21	250	252,667
3.88%, 12/15/25	100	101,951
4.45%, 5/24/43	200	187,625
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	131,091
Assurant, Inc., 2.50%, 3/15/18	250	250,321
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	116,757
AXA SA, 8.60%, 12/15/30	50	65,750
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	100	108,221
Berkshire Hathaway, Inc.:
1.55%, 2/09/18	500	504,652
2.10%, 8/14/19	500	509,611
2.75%, 3/15/23	500	509,923
3.13%, 3/15/26	400	410,138
4.50%, 2/11/43	100	109,270
Chubb Corp.:
6.00%, 5/11/37	50	64,866
Series 1, 6.50%, 5/15/38	100	138,126
CNA Financial Corp.:
5.75%, 8/15/21	100	112,249
4.50%, 3/01/26	350	354,802

14	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
First American Financial Corp., 4.60%, 11/15/24	$200	$203,751
Hartford Financial Services Group, Inc.:
6.30%, 3/15/18	250	268,965
6.63%, 3/30/40	100	124,459
6.10%, 10/01/41	100	116,000
Lincoln National Corp.:
4.85%, 6/24/21	300	325,768
4.20%, 3/15/22	100	105,043
4.00%, 9/01/23	200	203,451
3.35%, 3/09/25	65	62,491
Loews Corp., 2.63%, 5/15/23	250	246,595
Markel Corp., 3.63%, 3/30/23	250	252,061
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	237,119
2.35%, 3/06/20	190	191,427
4.80%, 7/15/21	50	55,176
3.30%, 3/14/23	500	509,901
MetLife, Inc.:
4.75%, 2/08/21	200	222,244
3.00%, 3/01/25	650	639,454
3.60%, 11/13/25	500	512,325
4.13%, 8/13/42	300	286,466
4.88%, 11/13/43	250	266,391
Old Republic International Corp., 4.88%, 10/01/24	250	260,051
Principal Financial Group, Inc.:
1.85%, 11/15/17	250	250,501
3.40%, 5/15/25	250	247,384
4.63%, 9/15/42	50	50,101
Progressive Corp.:
3.75%, 8/23/21	50	53,815
4.35%, 4/25/44	100	106,374
3.70%, 1/26/45	200	194,248
Prudential Financial, Inc.:
2.35%, 8/15/19	350	354,404
5.38%, 6/21/20	350	390,721
5.10%, 8/15/43	250	260,760
5.20%, 3/15/44 (d)	100	96,393
5.38%, 5/15/45 (d)	250	247,500
8.88%, 6/15/68 (d)	100	109,750
Travelers Cos., Inc.:
3.90%, 11/01/20	250	271,978
4.60%, 8/01/43	100	112,716
4.30%, 8/25/45	250	270,767
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	130,277
Voya Financial, Inc., 2.90%, 2/15/18	750	761,554
WR Berkley Corp., 4.63%, 3/15/22	200	215,749
XLIT Ltd.:
2.30%, 12/15/18	250	250,812

Corporate Bonds	Par (000)	Value
Insurance (continued)
XLIT Ltd. (continued):
5.75%, 10/01/21	$100	$113,763

		18,320,742
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
1.20%, 11/29/17	250	250,420
2.60%, 12/05/19	350	364,117
4.80%, 12/05/34	600	673,961

		1,288,498
Internet Software & Services — 0.1%
Baidu, Inc.:
3.25%, 8/06/18	205	210,130
2.75%, 6/09/19	350	354,103
eBay, Inc.:
2.20%, 8/01/19	500	502,632
3.25%, 10/15/20	50	51,459
3.80%, 3/09/22	140	144,127
2.60%, 7/15/22	50	48,060
Expedia, Inc., 4.50%, 8/15/24	250	251,671
Google, Inc., 3.63%, 5/19/21	25	27,527

		1,589,709
IT Services — 0.4%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	229,298
4.50%, 11/28/34	250	255,487
Fidelity National Information Services, Inc.:
1.45%, 6/05/17	250	248,078
2.00%, 4/15/18	250	248,624
3.50%, 4/15/23	25	24,948
5.00%, 10/15/25	500	539,933
Fiserv, Inc., 2.70%, 6/01/20	500	508,540
International Business Machines Corp.:
1.25%, 2/08/18	500	502,507
1.95%, 2/12/19	250	254,578
1.88%, 5/15/19	250	253,657
2.25%, 2/19/21	1,000	1,021,931
2.90%, 11/01/21	100	104,716
3.63%, 2/12/24	275	295,385
3.45%, 2/19/26	250	262,423
4.00%, 6/20/42	350	356,032
Total System Services, Inc., 2.38%, 6/01/18	250	249,677
Verisk Analytics, Inc., 4.00%, 6/15/25	250	251,849
Western Union Co.:
2.88%, 12/10/17	250	253,706
6.20%, 11/17/36	25	25,717

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	15

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
IT Services (continued)
Xerox Corp.:
5.63%, 12/15/19	$100	$103,354
2.80%, 5/15/20	500	471,318

		6,461,758
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	60,778
Mattel, Inc., 1.70%, 3/15/18	200	198,068

		258,846
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	209,056
Life Technologies Corp., 6.00%, 3/01/20	100	112,055
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	505,897
3.30%, 2/15/22	55	56,065
3.15%, 1/15/23	250	248,694
3.65%, 12/15/25	500	508,557

		1,640,324
Machinery — 0.2%
Caterpillar, Inc.:
3.90%, 5/27/21	50	54,781
3.40%, 5/15/24	500	525,145
5.20%, 5/27/41	100	115,418
3.80%, 8/15/42	250	242,688
Danaher Corp., 3.90%, 6/23/21	50	54,690
Deere & Co., 3.90%, 6/09/42	50	49,587
Flowserve Corp., 3.50%, 9/15/22	100	98,679
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	253,430
4.88%, 9/15/41	50	57,650
3.90%, 9/01/42	75	75,803
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	55,366
2.88%, 1/15/19	500	511,294
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	30	30,895
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	152,468
Trinity Industries, Inc., 4.55%, 10/01/24	250	208,598
Valmont Industries, Inc., 5.00%, 10/01/44	250	223,417

		2,709,909
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	110,243
3.00%, 9/15/22	150	154,463
3.70%, 10/15/25	830	869,065

Corporate Bonds	Par (000)	Value
Media (continued)
21st Century Fox America, Inc. (continued):
6.20%, 12/15/34	$100	$120,284
6.15%, 2/15/41	150	179,167
4.75%, 9/15/44	500	517,574
CBS Corp.:
4.00%, 1/15/26	500	522,250
4.85%, 7/01/42	325	313,640
CCO Safari II LLC (c):
3.58%, 7/23/20	500	510,918
4.46%, 7/23/22	250	261,317
4.91%, 7/23/25	430	453,571
6.48%, 10/23/45	500	556,363
Cintas Corp. No 2, 4.30%, 6/01/21	25	27,212
Comcast Corp.:
5.15%, 3/01/20	350	393,823
3.60%, 3/01/24	250	272,161
3.38%, 8/15/25	500	531,848
3.15%, 3/01/26	750	780,870
4.25%, 1/15/33	650	692,243
4.20%, 8/15/34	235	248,408
4.40%, 8/15/35	250	270,853
6.45%, 3/15/37	200	265,132
4.65%, 7/15/42	150	166,854
4.60%, 8/15/45	250	277,354
Discovery Communications LLC:
4.38%, 6/15/21	50	52,410
3.25%, 4/01/23	50	47,656
4.90%, 3/11/26	80	82,482
4.95%, 5/15/42	50	43,647
4.88%, 4/01/43	150	131,843
Grupo Televisa SAB:
5.00%, 5/13/45	200	183,927
6.13%, 1/31/46	250	265,000
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	257,671
McGraw Hill Financial, Inc., 4.40%, 2/15/26	250	273,223
NBCUniversal Media LLC:
4.38%, 4/01/21	600	670,922
2.88%, 1/15/23	250	259,280
5.95%, 4/01/41	250	319,634
Omnicom Group, Inc.:
3.63%, 5/01/22	125	131,218
3.65%, 11/01/24	70	72,130
3.60%, 4/15/26 (e)	500	512,178
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	252,382
Thomson Reuters Corp.:
6.50%, 7/15/18	250	275,588
4.30%, 11/23/23	250	265,431

16	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner Cable, Inc.:
8.25%, 4/01/19	$300	$349,253
5.00%, 2/01/20	500	542,734
4.13%, 2/15/21	100	105,659
6.55%, 5/01/37	150	164,376
6.75%, 6/15/39	50	56,277
5.50%, 9/01/41	250	247,928
4.50%, 9/15/42	475	421,661
Time Warner, Inc.:
4.88%, 3/15/20	250	274,098
3.60%, 7/15/25	250	256,612
7.63%, 4/15/31	250	319,112
7.70%, 5/01/32	250	320,963
6.25%, 3/29/41	150	173,386
4.90%, 6/15/42	350	356,613
5.35%, 12/15/43	250	266,049
4.65%, 6/01/44	250	244,501
Viacom, Inc.:
2.50%, 9/01/18	500	503,551
5.63%, 9/15/19	250	274,190
3.13%, 6/15/22	150	147,374
3.25%, 3/15/23	200	193,518
6.88%, 4/30/36	250	261,618
4.38%, 3/15/43	70	54,112
5.85%, 9/01/43	100	96,154
Walt Disney Co.:
1.85%, 5/30/19	500	510,339
2.15%, 9/17/20	500	513,471
2.30%, 2/12/21	500	516,254
3.75%, 6/01/21	50	54,823
2.35%, 12/01/22	300	307,461
3.15%, 9/17/25	165	177,244
3.00%, 2/13/26	200	211,462
WPP Finance 2010:
4.75%, 11/21/21	100	110,349
3.75%, 9/19/24	250	253,030

		20,876,407
Metals & Mining — 0.3%
Barrick Gold Corp.:
4.10%, 5/01/23	157	152,901
5.25%, 4/01/42	200	172,154
Barrick North America Finance LLC, 5.70%, 5/30/41	50	43,616
BHP Billiton Finance USA Ltd.:
2.05%, 9/30/18	175	176,666
2.88%, 2/24/22	250	250,848
5.00%, 9/30/43	350	356,057
Goldcorp, Inc.:
2.13%, 3/15/18	150	147,897
3.63%, 6/09/21	250	252,059
Newmont Mining Corp.:
3.50%, 3/15/22	450	447,014

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Newmont Mining Corp. (continued):
4.88%, 3/15/42	$50	$42,876
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	24,100
Rio Tinto Finance USA Ltd.:
1.63%, 8/21/17	250	248,393
4.13%, 5/20/21	150	158,831
2.88%, 8/21/22	100	97,315
3.75%, 6/15/25	500	487,287
5.20%, 11/02/40	350	357,766
4.75%, 3/22/42	100	97,638
Southern Copper Corp.:
6.75%, 4/16/40	100	97,166
5.88%, 4/23/45	365	323,568
Vale Overseas Ltd.:
4.38%, 1/11/22 (f)	750	638,437
6.88%, 11/21/36	200	157,940
Vale SA, 5.63%, 9/11/42	250	176,250

		4,906,779
Multi-Utilities — 0.3%
CMS Energy Corp., 4.70%, 3/31/43	200	207,256
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/01/24	250	261,095
6.65%, 4/01/19	100	113,783
4.20%, 3/15/42	400	415,108
3.95%, 3/01/43	150	149,758
4.45%, 3/15/44	250	272,389
Dominion Gas Holdings LLC:
2.80%, 11/15/20	500	510,522
3.60%, 12/15/24	250	256,674
Dominion Resources, Inc.:
1.40%, 9/15/17	250	248,728
3.63%, 12/01/24	250	253,654
7.00%, 6/15/38	250	314,070
4.90%, 8/01/41	50	51,030
ONE Gas, Inc., 4.66%, 2/01/44	250	271,169
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	267,238
4.30%, 4/01/42	100	108,029
SCANA Corp., 4.13%, 2/01/22	100	102,254
Sempra Energy:
2.30%, 4/01/17	250	251,595
2.40%, 3/15/20	250	250,893
4.05%, 12/01/23	250	262,798
3.55%, 6/15/24	250	253,703
3.75%, 11/15/25	250	255,810

		5,077,556

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	17

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	$250	$251,467
Kohl’s Corp.:
4.00%, 11/01/21	50	52,298
5.55%, 7/17/45	100	90,503
Nordstrom, Inc., 4.00%, 10/15/21	100	105,685
Target Corp.:
6.00%, 1/15/18	500	544,144
2.30%, 6/26/19	750	776,554
2.90%, 1/15/22	150	158,650
4.00%, 7/01/42	350	374,717

		2,354,018
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.:
5.55%, 3/15/26	590	595,194
6.45%, 9/15/36	350	349,493
4.50%, 7/15/44	250	196,110
Apache Corp.:
3.25%, 4/15/22	145	139,511
6.00%, 1/15/37	100	99,510
4.75%, 4/15/43	250	224,406
4.25%, 1/15/44	100	84,040
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	168,767
BP Capital Markets PLC:
1.85%, 5/05/17	250	251,208
1.38%, 5/10/18	250	248,528
2.24%, 9/26/18	300	303,810
2.24%, 5/10/19	500	506,061
2.52%, 1/15/20	115	116,762
2.32%, 2/13/20	250	252,059
4.74%, 3/11/21	50	55,478
3.06%, 3/17/22	210	214,021
3.25%, 5/06/22	100	102,913
2.75%, 5/10/23	350	343,286
3.99%, 9/26/23	250	264,182
Buckeye Partners LP, 4.15%, 7/01/23	250	225,381
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	100	92,564
3.80%, 4/15/24	250	224,483
3.90%, 2/01/25	250	224,697
6.25%, 3/15/38	50	45,992
Chevron Corp.:
1.72%, 6/24/18	500	504,732
2.19%, 11/15/19	555	565,563
2.43%, 6/24/20	550	561,531
2.41%, 3/03/22	145	147,627
3.33%, 11/17/25	500	514,694
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	300	290,388

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	$500	$491,732
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	517,011
ConocoPhillips Co.:
1.05%, 12/15/17	1,000	985,533
2.40%, 12/15/22	500	472,873
4.95%, 3/15/26	500	521,971
4.15%, 11/15/34	395	352,950
6.50%, 2/01/39	400	437,383
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	112,485
Devon Energy Corp.:
2.25%, 12/15/18	500	466,644
4.00%, 7/15/21	150	133,564
5.00%, 6/15/45	500	373,184
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	125	82,298
Ecopetrol SA:
7.63%, 7/23/19	100	109,500
5.88%, 9/18/23	350	345,104
5.38%, 6/26/26	250	227,500
5.88%, 5/28/45	250	196,800
Enable Midstream Partners LP, 2.40%, 5/15/19	350	305,084
Enbridge Energy Partners LP:
4.20%, 9/15/21	100	94,922
5.88%, 10/15/25	500	504,175
Enbridge, Inc., 3.50%, 6/10/24	65	58,572
Encana Corp., 3.90%, 11/15/21	250	219,063
Energy Transfer Partners LP:
9.70%, 3/15/19	44	48,653
5.20%, 2/01/22	250	237,231
3.60%, 2/01/23	150	130,127
4.90%, 2/01/24	250	227,434
4.75%, 1/15/26	500	454,375
4.90%, 3/15/35	250	197,938
5.95%, 10/01/43	150	129,198
6.13%, 12/15/45	250	224,391
EnLink Midstream Partners LP, 5.05%, 4/01/45	150	100,915
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	501,332
3.90%, 2/15/24	125	126,346
3.75%, 2/15/25	40	39,927
3.70%, 2/15/26	210	205,975
5.95%, 2/01/41	150	153,932
4.45%, 2/15/43	75	66,934
4.85%, 3/15/44	200	187,619
5.10%, 2/15/45	250	242,654
4.90%, 5/15/46	350	336,417
EOG Resources, Inc.:
5.63%, 6/01/19	150	163,584

18	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. (continued):
3.15%, 4/01/25	$80	$77,637
5.10%, 1/15/36	250	257,987
EQT Corp., 4.88%, 11/15/21	50	47,849
Exxon Mobil Corp.:
2.22%, 3/01/21	500	508,851
2.40%, 3/06/22	500	506,475
3.18%, 3/15/24	250	260,420
2.71%, 3/06/25	250	251,400
3.04%, 3/01/26	370	378,681
4.11%, 3/01/46	150	159,045
Hess Corp.:
8.13%, 2/15/19	200	219,739
5.60%, 2/15/41	300	266,483
Husky Energy, Inc., 3.95%, 4/15/22	150	149,445
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	241,976
5.80%, 3/01/21	250	263,481
5.00%, 10/01/21	200	204,059
3.95%, 9/01/22	225	215,991
4.25%, 9/01/24	155	146,786
6.50%, 2/01/37	100	94,943
5.00%, 8/15/42	75	62,538
5.40%, 9/01/44	250	218,890
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	246,126
4.30%, 6/01/25	160	152,190
5.30%, 12/01/34	250	215,174
5.55%, 6/01/45	250	222,182
5.05%, 2/15/46	250	212,742
Magellan Midstream Partners LP, 3.20%, 3/15/25	500	478,992
Marathon Oil Corp.:
5.90%, 3/15/18	100	99,996
2.80%, 11/01/22	400	325,735
3.85%, 6/01/25	250	203,151
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	156,043
3.63%, 9/15/24	115	105,159
4.75%, 9/15/44	250	200,065
MPLX LP (c):
4.50%, 7/15/23	250	230,544
4.88%, 6/01/25	250	227,958
Nabors Industries, Inc.:
5.00%, 9/15/20	50	43,212
4.63%, 9/15/21	250	212,126
Nexen Energy ULC, 6.40%, 5/15/37	100	113,482
Noble Energy, Inc.:
4.15%, 12/15/21	150	149,742
5.25%, 11/15/43	250	215,296

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.:
4.10%, 2/01/21	$50	$54,013
3.50%, 6/15/25	250	256,028
3.40%, 4/15/26 (e)	390	393,724
4.40%, 4/15/46 (e)	250	251,621
ONEOK Partners LP:
2.00%, 10/01/17	250	242,118
3.38%, 10/01/22	500	448,718
6.13%, 2/01/41	50	45,095
Petroleos Mexicanos:
3.50%, 7/18/18	350	354,725
3.13%, 1/23/19	250	247,750
4.88%, 1/24/22	400	397,000
3.50%, 1/30/23	400	362,500
4.50%, 1/23/26	1,000	931,500
6.88%, 8/04/26 (c)	250	270,625
6.50%, 6/02/41	300	282,450
6.38%, 1/23/45	750	695,250
Phillips 66:
4.65%, 11/15/34	355	352,145
5.88%, 5/01/42	100	108,660
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	152,320
Plains All American Pipeline LP / PAA Finance Corp.:
3.65%, 6/01/22	500	457,668
2.85%, 1/31/23	250	212,020
5.15%, 6/01/42	50	38,905
4.70%, 6/15/44	250	186,728
Shell International Finance BV:
1.25%, 11/10/17	500	500,596
4.38%, 3/25/20	100	109,167
2.13%, 5/11/20	750	756,953
2.25%, 11/10/20	120	121,716
3.25%, 5/11/25	250	252,359
4.13%, 5/11/35	500	512,317
6.38%, 12/15/38	300	367,290
5.50%, 3/25/40	50	56,162
4.55%, 8/12/43	200	207,634
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	132,817
Spectra Energy Partners LP:
4.75%, 3/15/24	250	269,316
3.50%, 3/15/25	250	241,465
Statoil ASA:
1.95%, 11/08/18	250	252,114
2.75%, 11/10/21	500	506,617
2.65%, 1/15/24	500	487,113
3.70%, 3/01/24	250	261,129
5.10%, 8/17/40	100	109,740
Suncor Energy, Inc.:
6.10%, 6/01/18	200	213,804
3.60%, 12/01/24	165	163,354

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	19

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (continued):
6.50%, 6/15/38	$500	$537,887
Sunoco Logistics Partners Operations LP:
4.95%, 1/15/43	250	197,221
5.30%, 4/01/44	100	82,492
TC PipeLines LP, 4.38%, 3/13/25	250	216,918
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	100	102,993
Total Capital Canada Ltd., 2.75%, 7/15/23	150	149,743
Total Capital International SA:
2.13%, 1/10/19	350	355,381
2.75%, 6/19/21	250	257,213
2.70%, 1/25/23	500	497,864
Total Capital SA, 2.13%, 8/10/18	500	508,160
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	500	499,294
4.88%, 1/15/26	600	633,749
4.63%, 3/01/34	250	238,852
6.20%, 10/15/37	200	210,646
5.00%, 10/16/43	150	145,013
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26 (c)	250	285,930
Valero Energy Corp.:
6.13%, 2/01/20	150	164,700
6.63%, 6/15/37	300	325,400
Western Gas Partners LP, 4.00%, 7/01/22	250	223,779
Williams Partners LP:
4.00%, 11/15/21	250	217,205
4.30%, 3/04/24	250	207,904
3.90%, 1/15/25	250	202,132
4.00%, 9/15/25	250	201,174

		45,763,788
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	52,943
Georgia-Pacific LLC, 8.88%, 5/15/31	25	36,896
International Paper Co.:
3.65%, 6/15/24	500	507,400
5.00%, 9/15/35	250	257,523
4.80%, 6/15/44	250	240,764
Westvaco Corp., 8.20%, 1/15/30	100	128,815

		1,224,341
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	255,450
3.25%, 3/15/24	250	269,317

		524,767

Corporate Bonds	Par (000)	Value
Pharmaceuticals — 1.2%
Abbott Laboratories, 2.55%, 3/15/22	$1,000	$1,017,702
AbbVie, Inc.:
1.75%, 11/06/17	300	301,388
2.00%, 11/06/18	150	151,575
2.50%, 5/14/20	500	499,899
4.50%, 5/14/35	450	467,554
4.40%, 11/06/42	400	404,121
4.70%, 5/14/45	250	265,843
Actavis Funding SCS:
2.35%, 3/12/18	750	758,859
3.00%, 3/12/20	500	514,104
3.45%, 3/15/22	155	160,914
4.55%, 3/15/35	130	133,940
4.85%, 6/15/44	250	266,235
4.75%, 3/15/45	500	525,852
Actavis, Inc., 3.25%, 10/01/22	150	153,767
Allergan, Inc., 1.35%, 3/15/18	250	248,158
AstraZeneca PLC:
5.90%, 9/15/17	100	106,675
1.95%, 9/18/19	500	504,686
2.38%, 11/16/20	1,000	1,020,222
3.38%, 11/16/25	350	362,542
6.45%, 9/15/37	100	132,939
4.38%, 11/16/45	150	159,692
Baxalta, Inc. (c):
2.88%, 6/23/20	500	499,139
4.00%, 6/23/25	100	101,622
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	254,909
2.00%, 8/01/22	250	251,967
4.50%, 3/01/44	250	283,739
Eli Lilly & Co.:
1.95%, 3/15/19	250	255,750
2.75%, 6/01/25	45	46,102
3.70%, 3/01/45	250	254,408
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	150	157,121
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	109,562
2.80%, 3/18/23	500	518,492
6.38%, 5/15/38	300	406,557
Johnson & Johnson:
2.45%, 12/05/21	450	466,271
2.45%, 3/01/26	120	120,440
4.38%, 12/05/33	250	284,793
3.55%, 3/01/36	750	779,849
4.50%, 9/01/40	100	117,272
Merck & Co., Inc.:
3.88%, 1/15/21	250	274,618
2.75%, 2/10/25	570	583,499
4.15%, 5/18/43	250	273,081
3.70%, 2/10/45	400	407,053

20	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	$500	$558,207
Mylan, Inc., 4.20%, 11/29/23	250	256,068
Novartis Capital Corp.:
4.40%, 4/24/20	100	111,187
3.40%, 5/06/24	650	697,297
3.00%, 11/20/25	350	365,149
4.40%, 5/06/44	250	286,356
Perrigo Co. PLC, 2.30%, 11/08/18	250	249,760
Perrigo Finance PLC, 3.90%, 12/15/24	250	248,703
Pfizer, Inc.:
1.10%, 5/15/17	850	852,932
1.50%, 6/15/18	500	506,165
5.80%, 8/12/23	500	606,514
7.20%, 3/15/39	250	365,298
4.30%, 6/15/43	500	547,343
4.40%, 5/15/44	250	282,632
Sanofi, 1.25%, 4/10/18	250	251,312
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	113	117,768
2.95%, 12/18/22	309	310,717
Zoetis, Inc., 4.70%, 2/01/43	150	141,064

		21,357,383
Real Estate — 0.2%
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	100,190
3.45%, 6/01/25	100	102,477
Boston Properties LP:
3.70%, 11/15/18	200	209,175
3.13%, 9/01/23	250	251,386
3.65%, 2/01/26	190	197,154
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	248,051
Duke Realty LP, 3.63%, 4/15/23	250	251,346
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	270,123
Series E, 4.00%, 6/15/25	190	185,050
Liberty Property LP, 4.40%, 2/15/24	250	263,277
National Retail Properties, Inc., 3.30%, 4/15/23	500	495,471
Prologis LP, 3.75%, 11/01/25	45	46,955
Simon Property Group LP:
2.15%, 9/15/17	250	252,687
4.13%, 12/01/21	100	109,522
3.38%, 3/15/22	100	105,660
4.25%, 10/01/44	250	257,505
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	251,709
4.25%, 3/01/22	100	105,781

		3,703,519

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.30%, 1/15/26	$250	$255,869
American Tower Corp.:
3.40%, 2/15/19	250	256,285
2.80%, 6/01/20	250	251,272
5.05%, 9/01/20	25	27,151
5.90%, 11/01/21	500	571,143
4.70%, 3/15/22	100	108,286
3.50%, 1/31/23	150	151,422
4.40%, 2/15/26	30	31,723
DDR Corp.:
4.63%, 7/15/22	100	106,094
4.25%, 2/01/26	250	254,016
Digital Realty Trust LP, 4.75%, 10/01/25	500	509,053
ERP Operating LP:
4.75%, 7/15/20	100	109,314
4.50%, 7/01/44	150	159,208
Essex Portfolio LP, 3.88%, 5/01/24	100	103,245
HCP, Inc.:
2.63%, 2/01/20	250	246,562
5.38%, 2/01/21	250	273,026
3.15%, 8/01/22	100	95,715
4.00%, 12/01/22	250	251,251
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	147,502
Hospitality Properties Trust, 5.00%, 8/15/22	200	207,900
Kilroy Realty LP, 6.63%, 6/01/20	250	287,437
Kimco Realty Corp., 3.20%, 5/01/21	250	255,308
Mid-America Apartments LP, 4.30%, 10/15/23	200	210,741
Omega Healthcare Investors, Inc.:
5.88%, 3/15/24	250	258,891
4.50%, 4/01/27	250	239,249
Realty Income Corp., 4.65%, 8/01/23	250	265,182
Simon Property Group LP, 4.75%, 3/15/42	100	108,835
Ventas Realty LP, 4.13%, 1/15/26	250	256,715
Welltower, Inc.:
4.13%, 4/01/19	200	209,847
5.25%, 1/15/22	50	54,598
4.00%, 6/01/25	250	250,136
4.25%, 4/01/26	350	354,678
Weyerhaeuser Co., 7.38%, 3/15/32	350	427,510

		7,295,164
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 3/01/26	250	251,649

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	21

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	$750	$828,810
3.75%, 4/01/24	50	53,966
3.65%, 9/01/25	750	811,391
5.40%, 6/01/41	50	59,351
4.40%, 3/15/42	150	158,809
4.45%, 3/15/43	200	215,059
4.55%, 9/01/44	250	270,905
Canadian National Railway Co.:
2.95%, 11/21/24	305	314,474
2.75%, 3/01/26	60	61,447
3.50%, 11/15/42	100	96,757
Canadian Pacific Railway Co.:
4.45%, 3/15/23	500	535,542
2.90%, 2/01/25	250	241,255
5.75%, 1/15/42	25	28,525
4.80%, 8/01/45	110	112,570
CSX Corp.:
3.70%, 10/30/20	100	106,212
3.35%, 11/01/25	250	257,439
4.75%, 5/30/42	100	105,055
3.95%, 5/01/50	200	182,689
4.50%, 8/01/54	250	247,304
Norfolk Southern Corp.:
7.70%, 5/15/17	150	160,283
3.00%, 4/01/22	250	254,722
3.85%, 1/15/24	250	265,719
3.95%, 10/01/42	100	95,694
4.45%, 6/15/45	250	258,125
Union Pacific Corp.:
4.16%, 7/15/22	100	111,870
3.25%, 8/15/25	250	266,970
4.30%, 6/15/42	50	52,330
4.75%, 12/15/43	250	279,778
4.05%, 11/15/45	250	256,404
4.05%, 3/01/46	140	144,150

		6,833,605
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.:
3.90%, 10/01/25	160	169,736
5.85%, 6/15/41	50	59,168
Intel Corp.:
1.35%, 12/15/17	300	302,437
4.80%, 10/01/41	300	335,420
4.90%, 7/29/45	500	560,785
KLA-Tencor Corp., 4.65%, 11/01/24	305	307,430
Lam Research Corp., 3.80%, 3/15/25	230	220,110
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	102,226

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.:
3.45%, 5/20/25	$250	$258,746
4.65%, 5/20/35	250	256,618
4.80%, 5/20/45	250	247,647
Seagate HDD Cayman:
3.75%, 11/15/18	125	124,451
4.75%, 6/01/23	250	207,088
Texas Instruments, Inc., 1.75%, 5/01/20	250	251,409
Xilinx, Inc., 3.00%, 3/15/21	75	77,834

		3,481,105
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17	75	74,631
CA, Inc., 4.50%, 8/15/23	170	180,307
HP Enterprise Co., 4.40%, 10/15/22 (c)	500	522,389
Microsoft Corp.:
1.63%, 12/06/18	250	254,752
1.85%, 2/12/20	500	510,863
3.00%, 10/01/20	50	53,695
2.00%, 11/03/20	500	512,276
2.65%, 11/03/22	500	519,904
3.13%, 11/03/25	250	262,524
3.50%, 2/12/35	165	161,590
5.30%, 2/08/41	100	122,135
3.75%, 5/01/43	150	148,703
4.45%, 11/03/45	250	277,292
4.00%, 2/12/55	500	491,091
4.75%, 11/03/55	250	277,819
Oracle Corp.:
1.20%, 10/15/17	750	754,378
5.75%, 4/15/18	150	164,007
2.25%, 10/08/19	500	515,830
3.88%, 7/15/20	100	109,103
2.95%, 5/15/25	500	512,189
3.25%, 5/15/30	250	252,008
4.30%, 7/08/34	250	262,929
3.90%, 5/15/35	500	498,850
5.38%, 7/15/40	150	178,208
4.50%, 7/08/44	250	268,366
4.13%, 5/15/45	250	255,420
Symantec Corp., 2.75%, 6/15/17	150	150,625

		8,291,884
Specialty Retail — 0.4%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	260,643
AutoZone, Inc.:
3.70%, 4/15/22	50	52,228
3.13%, 7/15/23	250	252,870
3.25%, 4/15/25	165	165,207
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	211,432

22	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
Home Depot, Inc.:
2.00%, 6/15/19	$350	$359,184
2.00%, 4/01/21	150	167,951
4.40%, 4/01/21	500	505,009
2.63%, 6/01/22	750	775,825
3.35%, 9/15/25	500	541,812
3.00%, 4/01/26	500	524,887
5.88%, 12/16/36	100	130,122
4.20%, 4/01/43	250	268,545
4.40%, 3/15/45	250	278,051
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	201,533
4.63%, 4/15/20	100	109,789
3.12%, 4/15/22	100	106,086
5.00%, 9/15/43	150	178,932
4.25%, 9/15/44	250	268,585
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/22	300	308,478
4.38%, 9/01/23	200	205,432
3.63%, 6/01/24	250	244,637
5.13%, 1/15/42	250	213,834
QVC, Inc., 5.45%, 8/15/34	200	176,819
Staples, Inc., 2.75%, 1/12/18	150	151,199

		6,659,090
Technology Hardware, Storage & Peripherals — 0.4%
Adobe Systems, Inc., 3.25%, 2/01/25	70	72,300
Apple, Inc.:
1.05%, 5/05/17	500	501,896
1.00%, 5/03/18	500	501,030
2.00%, 5/06/20	500	509,412
2.25%, 2/23/21	500	509,411
2.85%, 2/23/23	250	259,140
2.50%, 2/09/25	140	139,158
3.20%, 5/13/25	750	785,747
3.25%, 2/23/26	660	689,084
3.85%, 5/04/43	250	243,081
4.45%, 5/06/44	250	263,280
3.45%, 2/09/45	350	316,104
4.65%, 2/23/46	480	523,994
EMC Corp.:
1.88%, 6/01/18	250	244,497
2.65%, 6/01/20	250	234,284
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (c)	750	771,874
Hewlett-Packard Co.:
4.65%, 12/09/21	100	105,835
6.00%, 9/15/41	150	134,908
HP, Inc., 4.38%, 9/15/21	250	261,266
NetApp, Inc.:
2.00%, 12/15/17	350	349,151

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. (continued):
3.38%, 6/15/21	$105	$105,512

		7,520,964
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	107,314
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 8/06/19	45	55,603
2.63%, 1/14/20	250	258,405
2.85%, 8/09/22	750	774,715
10.20%, 2/06/39	33	60,451
4.50%, 5/02/43	400	429,759
5.38%, 1/31/44	70	85,527
Philip Morris International, Inc.:
1.13%, 8/21/17	250	250,614
1.88%, 1/15/19	250	254,091
4.13%, 5/17/21	50	55,508
2.63%, 3/06/23	250	256,883
3.38%, 8/11/25	750	808,417
2.75%, 2/25/26	165	167,756
4.50%, 3/20/42	50	53,751
3.88%, 8/21/42	100	99,013
4.13%, 3/04/43	200	207,041
Reynolds American, Inc.:
6.88%, 5/01/20	250	294,590
3.25%, 6/12/20	135	141,177
5.70%, 8/15/35	75	87,710
6.15%, 9/15/43	150	184,530
5.85%, 8/15/45	250	305,290

		4,830,831
Trading Companies & Distributors — 0.0%
GATX Corp., 2.38%, 7/30/18	150	148,724
Transportation Infrastructure — 0.0%
Ryder System, Inc., 2.35%, 2/26/19	500	499,498
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	250	263,344
4.30%, 9/01/45	250	263,861
United Utilities PLC, 5.38%, 2/01/19	50	53,513

		580,718
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 3/30/20	200	221,294
3.13%, 7/16/22	500	513,193
4.38%, 7/16/42	350	340,008

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	23

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (continued)
Crown Castle International Corp., 3.40%, 2/15/21	$750	$761,176
Rogers Communications, Inc.:
3.00%, 3/15/23	150	151,601
3.63%, 12/15/25	65	67,668
5.00%, 3/15/44	250	275,389
Vodafone Group PLC:
1.50%, 2/19/18	500	499,471
7.88%, 2/15/30	100	126,473
4.38%, 2/19/43	450	405,679

		3,361,952
Total Corporate Bonds — 25.6%		472,005,261

Foreign Agency Obligations
African Development Bank, Series GDIF, 0.75%, 11/03/17	500	498,711
Asian Development Bank:
0.75%, 7/28/17	750	748,095
1.50%, 9/28/18	1,000	1,011,052
Canada Government International Bond, 1.63%, 2/27/19	500	509,280
Chile Government International Bond, 3.63%, 10/30/42	350	329,875
Colombia Government International Bond:
4.38%, 7/12/21	250	260,625
2.63%, 3/15/23	250	232,500
4.00%, 2/26/24	750	753,750
4.50%, 1/28/26	750	766,875
7.38%, 9/18/37	100	118,250
5.63%, 2/26/44	200	199,000
5.00%, 6/15/45	250	232,500
Corporacion Andina de Fomento, 1.50%, 8/08/17	143	143,179
Council of Europe Development Bank:
1.00%, 3/07/18	250	250,166
1.63%, 3/10/20	250	253,278
European Investment Bank:
0.88%, 4/18/17	1,500	1,501,230
1.63%, 6/15/17	500	504,847
1.00%, 8/17/17	1,500	1,503,400
1.00%, 3/15/18	250	250,046
1.25%, 5/15/18	500	502,536
1.00%, 6/15/18	250	249,317
1.13%, 8/15/18	1,000	999,455
1.88%, 3/15/19	500	510,250
1.25%, 5/15/19	500	501,309
1.75%, 6/17/19	500	508,822
1.38%, 6/15/20	1,000	998,789

Foreign Agency Obligations	Par (000)	Value
European Investment Bank (continued):
1.63%, 12/15/20	$1,000	$1,006,522
2.00%, 3/15/21	500	511,582
Export Development Canada:
1.75%, 8/19/19	500	509,701
1.75%, 7/21/20	500	509,344
Export-Import Bank of Korea, 3.25%, 11/10/25	500	526,838
Inter-American Development Bank:
1.25%, 1/16/18	1,000	1,006,286
0.88%, 3/15/18	1,000	999,887
1.75%, 10/15/19	500	511,337
1.88%, 3/15/21	500	508,272
1.75%, 4/14/22	750	756,563
Series GDP, 1.25%, 10/15/19	500	502,289
International Bank for Reconstruction & Development:
1.00%, 10/05/18	1,500	1,504,758
Series GDIF, 1.00%, 11/15/17	1,000	1,004,161
Series GDIF, 1.38%, 4/10/18	1,000	1,010,483
Series GDIF, 1.00%, 6/15/18	1,500	1,500,070
Series GDIF, 1.25%, 7/26/19	1,000	1,002,428
International Finance Corp., 1.75%, 9/16/19	1,500	1,529,449
Israel Government International Bond, 4.50%, 1/30/43	200	211,860
Italian Government International Bond:
6.88%, 9/27/23	100	125,767
5.38%, 6/15/33	250	293,090
Japan Bank for International Cooperation, 2.13%, 2/07/19	200	203,770
KFW:
1.50%, 4/20/20	500	502,538
2.75%, 10/01/20	500	528,178
Korea International Bond, 4.13%, 6/10/44	250	309,785
Mexico Government International Bond:
8.13%, 12/30/19	100	125,000
5.13%, 1/15/20	100	109,750
3.63%, 3/15/22	500	516,250
4.00%, 10/02/23	250	261,875
3.60%, 1/30/25	500	510,000
4.13%, 1/21/26	1,000	1,048,500
6.75%, 9/27/34	150	193,125
6.05%, 1/11/40	300	351,750
4.75%, 3/08/44	450	448,875
5.55%, 1/21/45	775	858,312
Nordic Investment Bank, 1.13%, 3/19/18	500	501,790

24	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Panama Government International Bond:
5.20%, 1/30/20	$350	$385,875
3.75%, 3/16/25	500	513,750
6.70%, 1/26/36	350	446,250
Peruvian Government International Bond:
7.35%, 7/21/25	400	526,000
8.75%, 11/21/33	191	282,203
5.63%, 11/18/50	150	168,750
Philippine Government International Bond:
4.00%, 1/15/21	500	548,948
4.20%, 1/21/24	500	564,207
7.75%, 1/14/31	500	760,243
6.38%, 10/23/34	250	352,964
3.95%, 1/20/40	250	274,306
3.70%, 3/01/41	350	370,042
Poland Government International Bond:
6.38%, 7/15/19	250	284,220
3.00%, 3/17/23	200	200,500
4.00%, 1/22/24	250	266,925
Province of Manitoba Canada:
1.13%, 6/01/18	500	500,224
2.05%, 11/30/20	500	508,248
Province of Ontario Canada:
1.20%, 2/14/18	750	748,913
2.00%, 9/27/18	500	508,502
2.00%, 1/30/19	500	508,153
4.40%, 4/14/20	200	221,667
1.88%, 5/21/20	500	504,562
Province of Quebec Canada:
3.50%, 7/29/20	500	538,684
2.75%, 8/25/21	500	523,955
2.63%, 2/13/23	250	256,770
South Africa Government International Bond:
4.67%, 1/17/24	200	201,500
5.88%, 9/16/25	500	540,925
5.38%, 7/24/44	200	197,632
Svensk Exportkredit AB, 1.88%, 6/17/19	500	509,046
Turkey Government International Bond:
7.50%, 11/07/19	500	570,133
5.63%, 3/30/21	500	539,452
3.25%, 3/23/23	750	706,873
5.75%, 3/22/24	700	759,220
4.25%, 4/14/26	500	486,780
4.88%, 10/09/26	500	506,164
6.88%, 3/17/36	250	295,095
6.00%, 1/14/41	500	539,220
6.63%, 2/17/45	250	298,188

Foreign Agency Obligations	Par (000)	Value
Uruguay Government International Bond:
8.00%, 11/18/22	$150	$186,938
4.50%, 8/14/24	250	265,625
4.38%, 10/27/27	500	512,500
5.10%, 6/18/50	250	232,500
Total Foreign Agency Obligations — 3.0%		54,449,974

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	216,336
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	100	137,698
Series S-1, 7.04%, 4/01/50	100	147,048
Series S-3, 6.91%, 10/01/50	200	293,532
Chicago Transit Authority, RB, Pension Funding, Series A, 6.90%, 12/01/40	100	119,568
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	53,272
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	145,019
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	100	127,093
6.60%, 7/01/50	90	129,661
City of New York New York, GO, 5.97%, 3/01/36	100	128,705
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	125,974
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	170	189,951
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	100	125,761

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	25

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Commonwealth of Pennsylvania, GO, Build America Bonds, 4.65%, 2/15/26	$100	$109,398
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	128,764
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	135,209
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	100	122,352
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	160	200,342
District of Columbia, RB, Series E, 5.59%, 12/01/34	200	252,876
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	131,550
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	103,372
Florida State Board of Administration Finance Corp., RB, Series A, 2.64%, 7/01/21	200	203,874
Illinois State Toll Highway Authority, RB, Build America Bonds, 5.85%, 12/01/34	100	125,693
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	111,669
Los Angeles California Community College District, GO, 6.75%, 8/01/49	100	149,563
Los Angeles California Unified School District, GO, 6.76%, 7/01/34	150	207,197
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	325,204
Massachusetts School Building Authority, RB, 5.72%, 8/15/39	100	126,471
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 4.05%, 7/01/26	100	104,514
Metropolitan Transportation Authority, RB, Build America Bonds, Series C-1, 6.69%, 11/15/40	305	419,442

Municipal Bonds	Par (000)	Value
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	$150	$182,103
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	125	154,720
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	242,300
New Jersey State Turnpike Authority, RB, Build America Bonds, Series F, 7.41%, 1/01/40	400	598,872
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Build America Bonds, 5.77%, 8/01/36	100	126,140
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	156,229
New York City Water & Sewer System, Refunding RB, 5.44%, 6/15/43	200	255,210
New York State Dormitory Authority, RB, Build America Bonds, Series H, 5.43%, 3/15/39	135	168,315
New York State Urban Development Corp., RB, 5.77%, 3/15/39	200	252,450
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	100	144,944
Ohio State University, RB, Build America Bonds, Series C, 4.91%, 6/01/40	100	118,388
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	117,739
Port Authority of New York & New Jersey, RB:
158th Series, 5.86%, 12/01/24	100	126,938
159th Series, 6.04%, 12/01/29	200	251,558
182nd Series, 5.31%, 8/01/46	100	108,015

26	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	$100	$104,461
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series F, 6.58%, 5/15/49	100	136,030
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	125,355
State Board of Administration Finance Corp., RB, Series A, 2.16%, 7/01/19	150	151,520
State of California, GO, Build America Bonds:
5.70%, 11/01/21	200	239,466
Various Purpose, 7.50%, 4/01/34	145	211,104
Various Purpose, 7.35%, 11/01/39	100	147,026
Various Purposes, 7.55%, 4/01/39	675	1,030,975
Various Purposes, 7.60%, 11/01/40	200	309,790
State of Connecticut, GO, Build America Bonds, Series D, 5.09%, 10/01/30	150	174,180
State of Illinois, GO:
5.67%, 3/01/18	200	211,114
Pension, 5.10%, 6/01/33	900	843,237
State of Oregon, GO, Pension, 5.76%, 6/01/23	100	117,244
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	100	131,801
State of Washington, GO, Build America Bonds, Series D, 5.48%, 8/01/39	175	221,622
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	200	245,688
University of California, RB:
Series AD, 4.86%, 5/15/12	300	308,655
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series H, 6.55%, 5/15/48	50	67,925
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31	150	167,591

Municipal Bonds	Par (000)	Value
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	$400	$429,880
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	201,209
Virginia Commonwealth Transportation Board, RB, Build America Bonds, Series A-2, 5.35%, 5/15/35	75	89,501
Total Municipal Bonds — 0.7%		13,566,403

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.49%, 2/10/51	338	349,286
Bear Stearns Commercial Mortgage Securities Trust (d):
Series 2007-PW16, Class AM, 5.72%, 6/11/40	700	720,798
Series 2007-T28, Class A4, 5.74%, 9/11/42	960	1,004,904
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	826,517
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	528,279
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,609,130
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.23%, 7/10/45 (d)	700	783,180
Series 2013-CR12, Class A4, 4.05%, 10/10/46	300	330,102
Series 2013-CR8, Class A5, 3.61%, 6/10/46 (d)	1,900	2,036,869
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	541,360
Series 2015-PC1, Class A5, 3.90%, 7/10/50	1,500	1,622,713
Series 2016-CR28, Class A4, 3.76%, 2/10/49	750	803,783
CSAIL Commercial Mortgage Securities Trust, 3.72%, 8/15/48	1,000	1,066,729
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	279	290,230

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	27

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	$250	$254,701
Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	624,312
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	274,813
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	322,729
Series 2015-C29, Class A2, 2.92%, 5/15/48	1,000	1,038,327
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	714,288
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	302,347
Series 2013-C16, Class A2, 3.07%, 12/15/46	645	663,797
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	310,836
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,510,836
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (d)	257	270,477
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.86%, 9/12/49 (d)	675	697,437
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24, Series 2015-C24, Class A4, 3.73%, 5/15/48	750	801,507
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (d)	200	221,951
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,572,214
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	500	519,457
Total Non-Agency Mortgage-Backed Securities — 1.2%		22,613,909

Preferred Securities
Capital Trusts
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	100	103,300
Prudential Financial, Inc., 5.63%, 6/15/43 (d)	100	101,850

Capital Trusts	Par (000)	Value
Insurance (continued)
XLIT Ltd., 5.50%, 3/31/45	$250	$239,867
Total Preferred Securities — 0.0%		445,017

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.1%
Fannie Mae:
0.88%, 12/20/17 - 5/21/18	4,828	4,834,819
1.13%, 4/27/17 - 7/20/18	5,310	5,342,038
1.63%, 1/21/20	500	508,582
6.25%, 5/15/29	2,850	4,064,724
6.63%, 11/15/30	149	221,435
7.25%, 5/15/30	550	853,408
Federal Home Loan Bank:
1.00%, 12/19/17	5,000	5,019,175
5.50%, 7/15/36	100	137,765
Federal Home Loan Mortgage Corp.:
0.75%, 1/12/18	2,000	1,999,290
1.20%, 10/29/18	2,200	2,200,233
Financing Corp., 8.60%, 9/26/19	200	251,197
Freddie Mac:
0.88%, 3/07/18	1,500	1,502,241
1.75%, 5/30/19	420	430,061
2.38%, 1/13/22	7,430	7,789,434
4.88%, 6/13/18	250	271,987
6.25%, 7/15/32	1,300	1,900,852
Tennessee Valley Authority:
3.50%, 12/15/42	140	139,608
6.25%, 12/15/17	400	435,883

		37,902,732
Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Class A2 (d):
Series 2014-M6, 2.68%, 5/25/21	150	155,346
Series 2014-M13, 3.02%, 8/25/24	500	526,477
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	309,088
Series K026, Class A2, 2.51%, 11/25/22	200	206,787
Series K038, Class A1, 2.60%, 10/25/23	226	234,335
Series K014, Class A1, 2.79%, 10/25/20	92	94,256
Series K017, Class A2, 2.87%, 12/25/21	500	528,608

28	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac (continued):
Series K033, Class A2, 3.06%, 7/25/23 (d)	$100	$106,588
Series K052, Class A2, 3.15%, 11/25/25	750	796,762
Series K031, Class A2, 3.30%, 4/25/23 (d)	100	108,237
Series K006, Class A1, 3.40%, 7/25/19	378	390,042
Series K004, Class A1, 3.41%, 5/25/19	401	415,629
Series K037, Class A2, 3.49%, 1/25/24	200	218,727
Series K034, Class A2, 3.53%, 7/25/23 (d)	1,400	1,536,155
Series K013, Class A2, 3.97%, 1/25/21	500	552,860
Series K003, Class A5, 5.09%, 3/25/19	300	328,504

		6,508,401
Mortgage-Backed Securities — 28.5%
Fannie Mae Mortgage-Backed Securities:
1.89%, 4/01/43 (d)	340	347,840
1.93%, 5/01/43 (d)	779	797,870
2.06%, 6/01/43 (d)	713	731,058
2.48%, 8/01/42 (d)	248	255,743
2.50%, 9/01/28 - 4/13/46 (e)(g)	17,167	17,609,713
2.82%, 8/01/41 (d)	68	71,394
3.00%, 1/01/27 - 4/01/46 (g)	53,627	55,449,690
3.15%, 11/01/40 (d)	38	39,595
3.50%, 2/01/26 - 4/01/46 (e)(g)	63,239	66,488,770
4.00%, 10/01/25 - 4/01/46 (e)(g)	45,127	48,325,556
4.50%, 5/01/24 - 5/01/46 (g)	21,843	23,713,851
5.00%, 1/01/19 - 5/12/46 (g)	13,218	14,595,020
5.50%, 4/01/36 - 4/13/46 (g)	6,202	6,958,623
6.00%, 3/01/34 - 4/01/46 (g)	8,013	9,142,716
6.50%, 7/01/32	183	218,090
7.00%, 2/01/32	40	45,084
Freddie Mac Mortgage-Backed Securities:
1.77%, 6/01/43 (d)	165	168,083
2.50%, 7/01/28 - 4/01/31 (g)	11,546	11,857,165
2.63%, 9/01/40 (d)	65	68,273
2.96%, 8/01/41 (d)	45	47,636
3.00%, 3/01/27 - 4/01/46 (g)	31,964	33,014,912
3.50%, 4/18/31 - 4/01/46 (e)(g)	44,831	47,008,400
4.00%, 5/01/19 - 4/01/46 (g)	27,716	29,539,466

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued):
4.50%, 4/01/18 - 4/13/46 (g)	$12,386	$13,405,836
5.00%, 10/01/18 - 4/13/46 (g)	6,562	7,200,673
5.50%, 6/01/35 - 4/13/46 (g)	3,429	3,815,068
6.50%, 6/01/31	91	103,596
8.00%, 12/01/24	186	206,426
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45	1,213	1,213,791
3.00%, 5/15/43 - 4/20/46 (g)	29,565	30,642,180
3.50%, 9/20/42 - 4/01/46 (e)(g)	48,407	51,222,907
4.00%, 3/15/41 - 4/20/46 (e)(g)	26,493	28,346,135
4.50%, 7/15/39 - 4/20/46 (g)	14,294	15,425,982
5.00%, 11/15/39 - 4/20/46 (g)	6,384	7,055,444
5.50%, 12/15/32 - 7/20/40	589	652,976
6.00%, 3/15/35 - 10/20/38	358	411,663
6.50%, 9/15/36	181	221,230
7.50%, 12/15/23	182	209,245

		526,627,700
Total U.S. Government Sponsored Agency Securities — 30.9%		571,038,833

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17	2,100	2,289,410
8.88%, 2/15/19	8,000	9,830,624
8.75%, 8/15/20	400	529,016
7.63%, 11/15/22	3,400	4,720,553
1.50%, 3/31/23	6,000	5,980,314
6.25%, 8/15/23	4,050	5,375,901
7.63%, 2/15/25	375	557,915
6.00%, 2/15/26	3,450	4,772,861
6.75%, 8/15/26	7,000	10,278,513
6.50%, 11/15/26	400	580,641
6.13%, 11/15/27	2,080	2,997,638
5.25%, 2/15/29	2,000	2,745,938
6.13%, 8/15/29	2,500	3,720,215
5.38%, 2/15/31	1,500	2,150,801
4.75%, 2/15/37	2,500	3,537,792
5.00%, 5/15/37	1,000	1,463,008
4.38%, 2/15/38	2,500	3,379,005
4.50%, 5/15/38	1,000	1,374,297
3.50%, 2/15/39	1,300	1,546,949
4.25%, 5/15/39	2,775	3,672,429
4.50%, 8/15/39	1,700	2,327,871
4.38%, 11/15/39	1,800	2,422,195

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	29

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
4.63%, 2/15/40	$1,230	$1,712,871
4.38%, 5/15/40	1,650	2,220,088
3.88%, 8/15/40	860	1,077,922
4.25%, 11/15/40	2,028	2,684,407
4.75%, 2/15/41	6,500	9,232,541
4.38%, 5/15/41	3,110	4,199,228
3.75%, 8/15/41	1,550	1,910,738
3.13%, 11/15/41	400	444,984
3.13%, 2/15/42	4,850	5,393,918
3.00%, 5/15/42	480	521,175
2.75%, 8/15/42	750	774,434
2.75%, 11/15/42	4,200	4,330,103
3.13%, 2/15/43	3,050	3,377,994
2.88%, 5/15/43	250	263,428
3.63%, 8/15/43	2,500	3,036,327
3.75%, 11/15/43	1,700	2,111,453
3.63%, 2/15/44	1,000	1,213,164
3.38%, 5/15/44	1,600	1,854,813
3.13%, 8/15/44	2,500	2,765,625
3.00%, 11/15/44	6,300	6,798,343
2.50%, 2/15/45	4,500	4,387,851
3.00%, 5/15/45	7,800	8,412,121
2.88%, 8/15/45	3,000	3,155,625
3.00%, 11/15/45	5,400	5,829,678
2.50%, 2/15/46	3,000	2,925,117
U.S. Treasury Notes:
0.63%, 5/31/17	6,500	6,496,191
2.75%, 5/31/17	5,000	5,120,115
0.63%, 6/30/17	7,000	6,995,352
0.75%, 6/30/17	1,510	1,511,416
2.50%, 6/30/17	3,280	3,353,928
0.88%, 7/15/17	4,000	4,009,688
0.50%, 7/31/17	900	897,785
2.38%, 7/31/17	3,000	3,066,564
4.75%, 8/15/17	3,800	4,008,704
0.63%, 8/31/17	521	520,369
1.88%, 8/31/17	1,870	1,900,825
1.00%, 9/15/17	3,000	3,012,891
0.88%, 10/15/17	4,710	4,721,408
1.88%, 10/31/17	5,000	5,089,845
0.88%, 11/15/17	14,000	14,035,000
0.63%, 11/30/17	5,000	4,991,990
2.25%, 11/30/17	7,000	7,174,727
1.00%, 12/15/17	8,344	8,381,156
2.75%, 12/31/17	15,000	15,520,320
0.88%, 1/31/18	2,000	2,005,156
2.63%, 1/31/18	2,000	2,068,516
1.00%, 2/15/18	4,500	4,521,271
0.75%, 2/28/18	4,500	4,501,053
2.75%, 2/28/18	1,300	1,349,664
1.00%, 3/15/18	5,000	5,024,415
0.75%, 4/15/18	9,000	8,996,832
0.63%, 4/30/18	1,500	1,495,547

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.63%, 4/30/18	$5,000	$5,194,335
1.00%, 5/15/18	7,000	7,032,816
2.25%, 7/31/18	3,000	3,100,314
4.00%, 8/15/18	500	538,887
0.88%, 10/15/18	4,000	4,006,248
1.25%, 10/31/18	7,700	7,783,614
1.75%, 10/31/18	2,250	2,304,052
1.38%, 12/31/18	4,030	4,088,717
1.50%, 12/31/18	31,315	31,878,921
1.25%, 1/31/19	11,400	11,526,916
1.50%, 2/28/19	10,000	10,180,080
1.50%, 3/31/19	10,000	10,185,160
1.63%, 3/31/19	1,500	1,532,462
1.25%, 4/30/19	4,300	4,346,191
1.13%, 5/31/19	1,880	1,892,558
1.00%, 6/30/19	2,000	2,005,390
1.63%, 6/30/19	2,000	2,044,610
0.88%, 7/31/19	1,500	1,496,426
1.00%, 8/31/19	2,300	2,303,234
1.63%, 8/31/19	2,000	2,043,516
3.38%, 11/15/19	3,100	3,361,079
1.50%, 11/30/19	6,500	6,609,180
1.13%, 12/31/19	4,750	4,764,103
1.63%, 12/31/19	12,500	12,764,650
1.38%, 1/31/20	750	758,642
3.63%, 2/15/20	2,500	2,744,140
1.25%, 2/29/20	6,200	6,240,443
1.38%, 2/29/20	5,700	5,762,569
1.13%, 3/31/20	1,500	1,502,637
1.13%, 4/30/20	2,700	2,703,796
1.38%, 4/30/20	6,200	6,264,182
1.38%, 5/31/20	4,400	4,444,172
1.88%, 6/30/20	2,000	2,061,172
2.00%, 7/31/20	6,500	6,730,802
2.63%, 8/15/20	4,140	4,399,396
2.13%, 8/31/20	7,000	7,287,112
1.38%, 10/31/20	10,000	10,080,080
1.75%, 10/31/20	500	512,285
2.63%, 11/15/20	1,000	1,063,594
1.63%, 11/30/20	6,000	6,119,766
2.00%, 11/30/20	5,300	5,490,259
1.75%, 12/31/20	3,800	3,893,070
2.38%, 12/31/20	900	947,988
2.13%, 1/31/21	9,800	10,218,793
3.63%, 2/15/21	2,310	2,571,048
1.13%, 2/28/21	2,000	1,991,796
2.00%, 2/28/21	12,700	13,160,375
2.25%, 3/31/21	6,000	6,290,628
2.00%, 8/31/21	4,500	4,656,622
2.13%, 9/30/21	4,900	5,100,787
2.00%, 11/15/21	3,700	3,826,610
1.88%, 11/30/21	11,000	11,298,628
2.13%, 12/31/21	7,000	7,280,273

30	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.50%, 1/31/22	$6,000	$6,030,234
2.00%, 2/15/22	1,500	1,551,270
1.75%, 3/31/22	9,100	9,262,453
1.75%, 4/30/22	3,000	3,052,266
2.13%, 6/30/22	8,000	8,310,936
1.88%, 8/31/22	4,958	5,073,427
1.63%, 11/15/22	3,000	3,022,500
2.00%, 11/30/22	11,000	11,333,872
2.13%, 12/31/22	5,000	5,193,750
1.75%, 1/31/23	5,600	5,677,437
1.50%, 2/28/23	3,200	3,191,126
1.75%, 5/15/23	1,000	1,013,750
2.50%, 5/15/24	2,300	2,445,907
2.38%, 8/15/24	7,500	7,898,437
2.25%, 11/15/24	8,980	9,362,350
2.00%, 2/15/25	6,984	7,133,227
2.13%, 5/15/25	2,000	2,061,796
2.25%, 11/15/25	2,100	2,185,558
1.63%, 2/15/26	1,000	985,469
4.50%, 2/15/36	2,866	3,932,353
Total U.S. Treasury Obligations — 36.6%		674,761,804
Total Long-Term Investments (Cost — $1,784,657,187) — 98.4%		1,816,928,699

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.46% (b)(h)	204,484,015	204,484,015
BlackRock Cash Funds: Prime, SL Agency Shares, 0.46% (b)(h)	249,104	249,104
Total Short-Term Securities (Cost — $204,733,119) — 11.1%		204,733,119
Total Investments Before TBA Sale Commitments (Cost — $1,989,390,306*) — 109.5%		2,021,661,818

TBA Sale Commitments	Par (000)	Value
Fannie Mae Mortgage-Backed Securities (g):
3.50%, 4/13/46	$979	$(1,026,420)
4.00%, 4/13/46	2,619	(2,798,238)
4.50%, 4/13/46	3,350	(3,645,219)
5.00%, 4/13/46	500	(553,125)
Freddie Mac Mortgage-Backed Securities, 3.50%, 4/13/46 (g)	75	(78,504)
Ginnie Mae Mortgage-Backed Securities (g):
3.50%, 4/20/46	237	(250,516)
4.00%, 4/20/46	677	(723,650)
Total TBA Sale Commitments (Proceeds — $9,048,723) — (0.5)%		(9,075,672)
Total Investments, Net of TBA Sale Commitments (Cost — $1,980,341,583) — 109.0%		2,012,586,146
Liabilities in Excess of Other Assets — (9.0)%		(166,686,042)

Net Assets — 100.0%		$1,845,900,104

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,989,520,501

Gross unrealized appreciation	$38,097,253
Gross unrealized depreciation	(5,955,936)

Net unrealized appreciation	$32,141,317

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	31

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Net Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	190,311,931	14,172,084	—	$204,484,015	$204,484,015	$233,586	—
BlackRock Cash Funds: Prime, SL Agency Shares	258,161	—	(9,057)	249,104	$249,104	$5,581	—
PNC Bank NA, 2.20%, 1/28/19	500,000	—	—	500,000	$507,560	$2,750	—
PNC Bank NA, 2.25%, 7/02/19	350,000	—	—	350,000	$355,545	$1,969	—
PNC Bank NA, 2.30%, 6/01/20	500,000	—	—	500,000	$505,026	$2,875	—
PNC Bank NA, 2.45%, 11/05/20	250,000	—	—	250,000	$254,255	$1,531	—
PNC Bank NA, 2.95%, 1/30/23	250,000	—	—	250,000	$251,857	$1,844	—
PNC Bank NA, 2.95%, 2/23/25	—	250,000	—	250,000	$250,661	$656	—
PNC Funding Corp., 5.63%, 2/1/17	150,000	—	(150,000)	—	—	—	$6,450
PNC Funding Corp., 3.30%, 3/08/22	—	250,000	—	250,000	$250,661	$1,237	—

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate as of period end.

(e)	When-issued security.

(f)	Security, or a portion of security, is on loan.

32	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$1,707,259	$6,885
Barclays Bank PLC	$5,290,523	$6,686
Bank of New York Capital Markets, Inc.	$1,429,293	$10,441
Citigroup Global Markets, Inc. Salomon Brothers	$30,163,064	$146,846
Credit Suisse Securities (USA) LLC	$88,258,104	$454,804
Deutsche Bank AG	$969,867	$(1,516)
Goldman Sachs Group, Inc.	$17,517,707	$45,039
JPMorgan Chase & Co.	$12,104,827	$29,459
Morgan Stanley	$21,121,240	$95,533
Nomura Holdings, Inc.	$959,928	$2,130
RBC Capital Markets	$3,082,059	$(426)
Wells Fargo Securities LLC	$2,508,078	$16,188

(h)	Current yield as of period end.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	33

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$8,047,498	—	$8,047,498
Corporate Bonds	—	472,005,261	—	472,005,261
Foreign Agency Obligations	—	54,449,974	—	54,449,974
Municipal Bonds	—	13,566,403	—	13,566,403
Non-Agency Mortgage-Backed Securities	—	22,613,909	—	22,613,909
Preferred Securities	—	445,017	—	445,017
U.S. Government Sponsored Agency Securities	—	571,038,833	—	571,038,833
U.S. Treasury Obligations	—	674,761,804	—	674,761,804
Short-Term Securities	$204,733,119	—	—	204,733,119
Liabilities:
Investments:
TBA Sale Commitments	—	(9,075,672)	—	(9,075,672)

Total investments	$204,733,119	$1,807,853,027		$2,012,586,146

34	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock U.S. Total Bond Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$280,875	—	—	$280,875
Liabilities:
Cash received as collateral for TBA commitments	—	$(32,000)	—	(32,000)
Collateral on securities loaned at value	—	(652,500)	—	(652,500)

Total	$280,875	$(684,500)	—	$(403,625)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2016	35

Item 2 – Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 23, 2016